U.S. Equity ETFs
Prospectus
THE U.S. SECURITIES AND EXCHANGE COMMISSION (“SEC”) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.	August 1, 2025

WisdomTree Trust

WisdomTree U.S. Equity ETFs*

Value

U.S. Total Dividend Fund (DTD)

U.S. High Dividend Fund (DHS)

U.S. AI Enhanced Value Fund (AIVL)

U.S. LargeCap Dividend Fund (DLN)

U.S. MidCap Dividend Fund (DON)

U.S. SmallCap Dividend Fund (DES)

U.S. Value Fund (WTV)

Growth

U.S. Quality Growth Fund (QGRW)

U.S. MidCap Quality Growth Fund (QMID)

U.S. SmallCap Quality Growth Fund (QSML)

Core

U.S. Quality Dividend Growth Fund (DGRW)

U.S. SmallCap Quality Dividend Growth Fund (DGRS)

U.S. LargeCap Fund (EPS)

U.S. MidCap Fund (EZM)

U.S. SmallCap Fund (EES)

U.S. Multifactor Fund (USMF)

* Principal U.S. Listing Exchange: NYSE Arca, Inc. (except QMID, QSML, DGRW, and DGRS are listed on NASDAQ and USMF is listed on Cboe BZX Exchange, Inc.)

WisdomTree Trust

WisdomTree U.S. Total Dividend Fund

Investment Objective

The WisdomTree U.S. Total Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Dividend Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.28%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.28%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 29	$ 90	$ 157	$ 356

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Fund’s Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole.

The Index is a modified capitalization-weighted index that is comprised of companies that conduct their Primary Business Activities in the U.S., are listed on a U.S. stock market, and pay regular cash dividends. To be eligible for inclusion in the Index, a company must meet the following key criteria as of the annual screening date: (i) pay regular cash dividends on shares of common stock during the preceding 12 months; (ii) have a market capitalization of at least $100 million; and (iii) have a median daily dollar trading volume of at least $100,000 for the preceding three months. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources.

The Index is dividend weighted annually to reflect the proportionate share of the aggregate cash dividends each constituent company is projected to pay in the coming year, based on the most recently declared dividend per share, a measure of fundamental value. Generally, companies projected to pay more dividends are more heavily weighted.

2 WisdomTree Trust Prospectus

On the Index’s annual screening date, the Index caps the weight of constituents exposed to a single sector (except for the real estate sector) at 25%. The weight of constituents exposed to the real estate sector is capped at 5%. The specified caps and thresholds described above are applied concurrently and in a manner designed to seek to minimize deviation from a constituent’s initial or intended weighting in the Index. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its market capitalization and trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated pro rata among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector or individual constituent in the Index may fluctuate above or below specified caps and thresholds, respectively, between screening dates in response to market conditions.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2025, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Financials and Information Technology Sectors.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

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■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the Financials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Financials Sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

■	Geographic Investment Risk. The Fund expects to invest most of its assets in the securities of U.S. companies and is therefore, more likely to be impacted by events or conditions affecting the United States.

Investments in the United States
The economic, political, regulatory and other events and conditions that affect issuers and investments in the United States differ significantly from those associated with other countries and regions. For example, routine political events, such as a presidential election, can have a significant effect on the U.S. markets and lead to periods of increased volatility. U.S. financial markets also have become increasingly globalized, hosting participants from all over the world and on a more macro level, becoming more tightly integrated with financial markets around the world. As a result, U.S. financial markets are also increasingly vulnerable to the risks that may affect non-U.S. financial markets. Any event or condition that affects the U.S. economy, whether originating from within or outside of the United States, may have an adverse effect on the Fund’s investments in the United States and thus, the Fund’s performance.

■	Geopolitical Risk. The United States has and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility, have adverse long-term effects on the U.S. and world economies, and disrupt the orderly functioning of securities markets generally, which may negatively impact the Fund’s investments.

■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent, or any other party for a period of time or at all, which may have an adverse impact on the Index as well as the Fund and its shareholders. The potential risk of a continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Information Technology Sector Risk. The Fund currently invests a significant portion of its assets in the Information Technology Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Information Technology Sector includes, for example, companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments, and semiconductors and related equipment and materials. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.

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■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments represented in the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of the Index and the MSCI USA Investible Market Index, a broad-based securities market index intended to represent the overall domestic equity market. Performance is also shown for the Russell 3000 Value Index, which more closely represents the investment exposure sought by the Fund and the Russell 3000 Index, the Fund’s previous broad-based securities market index. Index returns do not reflect deductions for fees, expenses, or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

The Fund’s year-to-date total return as of June 30, 2025 was 5.77%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	16.01%	2Q/2020
Lowest Return	(25.20)%	1Q/2020

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After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2024

WisdomTree U.S. Total Dividend Fund	1 Year	5 Years	10 Years
Return Before Taxes Based on NAV	18.75%	10.30%	10.22%
Return After Taxes on Distributions	18.15%	9.63%	9.53%
Return After Taxes on Distributions and Sale of Fund Shares	11.50%	8.04%	8.22%
WisdomTree U.S. Dividend Index (Reflects no deduction for fees, expenses or taxes)	19.17%	10.67%	10.56%
Russell 3000 Value Index (Reflects no deduction for fees, expenses or taxes)	13.98%	8.60%	8.40%
MSCI USA Investible Market Index (Reflects no deduction for fees, expenses or taxes)	23.82%	14.08%	12.66%
Russell 3000 Index (Reflects no deduction for fees, expenses or taxes)	23.81%	13.86%	12.55%

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management serves as investment adviser to the Fund. Mellon Investments Corporation (the “Sub-Adviser”) serves as the investment sub-adviser to the Fund.

Portfolio Managers

The Fund is managed by the Sub-Adviser’s Equity Index Strategies Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are identified below.

Marlene Walker-Smith, a Senior Director and Chief Investment Officer, has been a portfolio manager of the Fund since October 2020.

David France, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Todd Frysinger, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Vlasta Sheremeta, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Michael Stoll, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Buying and Selling Fund Shares

The Fund is an ETF. This means that individual shares of the Fund are listed for trading on a national securities exchange, currently NYSE Arca, Inc. (the “Listing Exchange”), and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com/investments.

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.

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Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

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WisdomTree U.S. High Dividend Fund

Investment Objective

The WisdomTree U.S. High Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. High Dividend Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.38%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.38%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 39	$ 122	$ 213	$ 480

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Fund’s Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole.

The Index is a modified capitalization-weighted index that is comprised of companies with the highest dividend yields selected from the WisdomTree U.S. Dividend Index, which defines the dividend-paying universe of companies that conduct their Primary Business Activities in the U.S. and are listed on a U.S. stock market. To be eligible for inclusion in the Index, a company must meet the following key criteria as of the annual screening date: (i) pay regular cash dividends on shares of common stock during the preceding 12 months; (ii) have a market capitalization of at least $200 million; and (iii) have a median daily dollar trading volume of at least $200,000 for the preceding three months. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources. Securities eligible for inclusion in the Index are ranked by dividend yield. Securities ranking in the highest 30% by dividend yield are selected for inclusion. If a company currently in the Index is no longer ranked in the top 30% by dividend yield at the time of the annual screening date but remains ranked in the top 35% by dividend yield, the company will remain in the Index.

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The Index is dividend weighted annually to reflect the proportionate share of the aggregate cash dividends each constituent company is projected to pay in the coming year, based on the most recently declared dividend per share, a measure of fundamental value. Generally, companies projected to pay more dividends are more heavily weighted. At the time of the Index’s annual screening date, the maximum weight of any security in the Index is capped at 5%.

On the Index’s annual screening date, the Index caps the weight of constituents exposed to a single sector (except for the real estate sector) at the lesser of 25% or three times their weight in a market capitalization version of the initial universe of eligible securities prior to the final selection of highest dividend yielding companies. The weight of constituents exposed to the real estate sector is capped at 5%. The specified caps and thresholds described above are applied concurrently and in a manner designed to seek to minimize deviation from a constituent’s initial or intended weighting in the Index. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its market capitalization and trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated pro rata among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector or individual constituent in the Index may fluctuate above or below specified caps and thresholds, respectively, between screening dates in response to market conditions.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2025, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Consumer Staples, Financials, and Health Care Sectors.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

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■	Consumer Staples Sector Risk. The Fund currently invests a significant portion of its assets in the Consumer Staples Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Consumer Staples Sector includes, for example, food and drug retail and companies whose primary lines of business are food, beverage and other household items, including agricultural products. This sector can be significantly affected by, among other things, changes in price and availability of underlying commodities, rising energy prices and global and economic conditions.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the Financials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Financials Sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

■	Geographic Investment Risk. The Fund expects to invest most of its assets in the securities of U.S. companies and is therefore, more likely to be impacted by events or conditions affecting the United States.

Investments in the United States
The economic, political, regulatory and other events and conditions that affect issuers and investments in the United States differ significantly from those associated with other countries and regions. For example, routine political events, such as a presidential election, can have a significant effect on the U.S. markets and lead to periods of increased volatility. U.S. financial markets also have become increasingly globalized, hosting participants from all over the world and on a more macro level, becoming more tightly integrated with financial markets around the world. As a result, U.S. financial markets are also increasingly vulnerable to the risks that may affect non-U.S. financial markets. Any event or condition that affects the U.S. economy, whether originating from within or outside of the United States, may have an adverse effect on the Fund’s investments in the United States and thus, the Fund’s performance.

■	Geopolitical Risk. The United States has and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility, have adverse long-term effects on the U.S. and world economies, and disrupt the orderly functioning of securities markets generally, which may negatively impact the Fund’s investments.

■	Health Care Sector Risk. The Fund currently invests a significant portion of its assets in the Health Care Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Health Care Sector includes, for example, biotechnology, pharmaceutical, health care facilities, and health care equipment and supply companies. This sector can be significantly affected by, among other things, lapsing patent protection, technological developments that make drugs obsolete, government regulation, price controls, and approvals for drugs.

10 WisdomTree Trust Prospectus

■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent, or any other party for a period of time or at all, which may have an adverse impact on the Index as well as the Fund and its shareholders. The potential risk of a continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments represented in the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of the Index and the MSCI USA Index, a broad-based securities market index intended to represent the overall domestic equity market. Performance is also shown for the Russell 1000 Value Index, which more closely represents the investment exposure sought by the Fund and the Russell 1000 Index, the Fund’s previous broad-based securities market index. Index returns do not reflect deductions for fees, expenses, or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

The Fund’s year-to-date total return as of June 30, 2025 was 4.67%.

WisdomTree Trust Prospectus 11

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	14.68%	4Q/2022
Lowest Return	(25.98)%	1Q/2020

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2024

WisdomTree U.S. High Dividend Fund	1 Year	5 Years	10 Years
Return Before Taxes Based on NAV	17.98%	8.08%	8.17%
Return After Taxes on Distributions	16.91%	7.08%	7.21%
Return After Taxes on Distributions and Sale of Fund Shares	11.32%	6.19%	6.40%
WisdomTree U.S. High Dividend Index (Reflects no deduction for fees, expenses or taxes)	18.54%	8.55%	8.61%
Russell 1000 Value Index (Reflects no deduction for fees, expenses or taxes)	14.37%	8.68%	8.49%
MSCI USA Index (Reflects no deduction for fees, expenses or taxes)	25.08%	14.60%	13.07%
Russell 1000 Index (Reflects no deduction for fees, expenses or taxes)	24.51%	14.28%	12.87%

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management serves as investment adviser to the Fund. Mellon Investments Corporation (the “Sub-Adviser”) serves as the investment sub-adviser to the Fund.

Portfolio Managers

The Fund is managed by the Sub-Adviser’s Equity Index Strategies Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are identified below.

Marlene Walker-Smith, a Senior Director and Chief Investment Officer, has been a portfolio manager of the Fund since October 2020.

David France, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Todd Frysinger, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Vlasta Sheremeta, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Michael Stoll, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Buying and Selling Fund Shares

The Fund is an ETF. This means that individual shares of the Fund are listed for trading on a national securities exchange, currently NYSE Arca, Inc. (the “Listing Exchange”), and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com/investments.

12 WisdomTree Trust Prospectus

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

WisdomTree Trust Prospectus 13

WisdomTree U.S. AI Enhanced Value Fund

Investment Objective

The WisdomTree U.S. AI Enhanced Value Fund (the “Fund”) seeks income and capital appreciation.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.38%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.38%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 39	$ 122	$ 213	$ 480

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Fund’s Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 125% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund is actively managed and seeks to achieve its investment objective by investing primarily in equity securities selected from a universe of U.S. equities that exhibit value characteristics (the “Parent Universe”) based on the selection results of a proprietary, quantitative artificial intelligence (“AI”) model developed by Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”). AI refers to the simulation of human intelligence by machines. Machine learning is a subset of AI that refers to a machine’s ability to learn and improve from experience automatically without being explicitly programmed.

To be eligible for inclusion in the Parent Universe, a company must (i) be listed on a U.S.-based stock exchange, (ii) have a market capitalization of at least $100 million, (iii) have an average daily volume of at least $100,000, and (iv) have an average six months aggregate daily trading volume of 250,000 shares.

The AI model seeks to enhance the Fund’s value investing strategy by analyzing a variety of inputs, including company fundamentals and market sentiments, to select equity securities within the Parent Universe that exhibit value characteristics. The AI model seeks to self-identify persistent patterns in company data to identify those companies it believes have the opportunity to outperform the broad U.S. equity market, based on current and historical data spanning more than 20 years, including structured (e.g., financials) and unstructured (e.g., press releases, news articles) data.

14 WisdomTree Trust Prospectus

The equity securities selected by the AI model typically have a lower price-to-book ratio, a lower price-to-earnings ratio, and greater free cash flow. The AI model is generally updated monthly and typically selects between 60 and 190 equity securities that exhibit strong value characteristics, such as those noted above, and have the greatest potential to achieve income and capital appreciation for inclusion in the Fund. The AI model weights the selected equities based on their overall model scores; however, the AI model limits the weight of any individual company to 6%. The Sub-Adviser oversees the AI model and generally intervenes in limited circumstances to address factors that the Sub-Adviser believes are not incorporated in the AI model, such as responding to corporate actions (e.g., mergers and acquisitions). The Sub-Adviser generally buys and sells equity securities for the Fund on a monthly basis based on the recommendations of the AI model, while also ensuring that the Fund remains in compliance with the Investment Company Act of 1940, as amended (the “1940 Act”) and its rules and regulations. Between AI model updates, the Fund’s portfolio may temporarily include securities of companies that no longer meet the AI model’s investment criteria.

The Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of companies that are organized in the U.S., maintain a principal place of business in the U.S., or are traded principally on a U.S. exchange. As of June 30, 2025, companies in the Financials and Industrials Sectors comprised a significant portion (e.g., approximately 15% or more) of the Fund’s assets; however, the Fund’s sector exposure may change from time to time.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Models and Data Risk. The Fund uses an investment model to implement its investment strategy. The Fund is subject to the risk that the investment model may not perform as intended, including because the model may not adequately take into consideration certain factors relevant to the Fund’s investment strategy, investments, or the market environment, contains design flaws or incorporates faulty assumptions, or is informed by inaccurate or incomplete data. In addition, the investment model is AI-based and designed to identify companies expected to deliver outperformance based on its processing of and identification of patterns in an extensive amount of historical market data. The model’s use of AI heightens the aforementioned risks. For example, the success of the investment model is primarily driven by its ability learn from the data input into the model. As a result, the Fund is subject to the risks that the AI element fails to learn and develop as expected, reaches erroneous conclusions, and/or is constrained by human intervention. Errors in the data, assumptions and/or the design of the model may occur from time to time and may not be identified and/or corrected by the Sub-Adviser (defined below) or the Adviser for a significant period or at all, which may magnify the adverse effect on the Fund of any investment decisions made in reliance on the erroneous model results. Any of these circumstances may lead to investment decisions or the inclusion or exclusion of securities that adversely affect the value of the Fund.

■	Value Investing Risk. Value stocks, as a group, may be out of favor with the market and underperform growth stocks or the overall equity market. Value investing focuses on companies whose stocks appear undervalued, but value stocks may not realize their perceived intrinsic value for extended periods of time or may never realize their perceived intrinsic value.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

WisdomTree Trust Prospectus 15

■	Active Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the Financials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Financials Sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

■	Geographic Investment Risk. The Fund expects to invest most of its assets in the securities of U.S. companies and is therefore, more likely to be impacted by events or conditions affecting the United States.

Investments in the United States
The economic, political, regulatory and other events and conditions that affect issuers and investments in the United States differ significantly from those associated with other countries and regions. For example, routine political events, such as a presidential election, can have a significant effect on the U.S. markets and lead to periods of increased volatility. U.S. financial markets also have become increasingly globalized, hosting participants from all over the world and on a more macro level, becoming more tightly integrated with financial markets around the world. As a result, U.S. financial markets are also increasingly vulnerable to the risks that may affect non-U.S. financial markets. Any event or condition that affects the U.S. economy, whether originating from within or outside of the United States, may have an adverse effect on the Fund’s investments in the United States and thus, the Fund’s performance.

■	Geopolitical Risk. The United States has and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility, have adverse long-term effects on the U.S. and world economies, and disrupt the orderly functioning of securities markets generally, which may negatively impact the Fund’s investments.

■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the Industrials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Industrials Sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, rapid technological developments, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation.

■	Investment Style Risk. The returns from the types of securities in which the Fund invests may underperform returns from the various general securities markets or different asset classes. This may cause the Fund to underperform other investment vehicles that invest in different asset classes.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

16 WisdomTree Trust Prospectus

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

■	Portfolio Turnover Risk. The Fund’s investment strategy may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher transaction costs and the distribution of additional capital gains, which may generate greater tax liabilities for shareholders who hold the shares in taxable accounts. Increased transaction costs and distributions of capital gains may negatively affect the Fund’s performance.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of the MSCI USA Index, a broad-based securities market index intended to represent the overall domestic equity market. Performance is also shown for the Russell 1000 Value Index, which more closely represents the investment exposure sought by the Fund and the Russell 1000 Index, the Fund’s previous broad-based securities market index. Index returns do not reflect deductions for fees, expenses, or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

The Fund’s name, investment objective and strategies changed effective January 18, 2022. Fund performance prior to January 18, 2022 reflects the Fund’s investment objective and strategies when it sought to provide returns that corresponded to the performance of the WisdomTree U.S. Dividend ex-Financials Index.

The Fund’s year-to-date total return as of June 30, 2025 was 6.88%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	15.23%	2Q/2020
Lowest Return	(29.59)%	1Q/2020

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

WisdomTree Trust Prospectus 17

Average Annual Total Returns for the periods ending December 31, 2024

WisdomTree U.S. AI Enhanced Value Fund*	1 Year	5 Years	10 Years
Return Before Taxes Based on NAV	13.55%	5.70%	6.60%
Return After Taxes on Distributions	12.97%	5.02%	5.82%
Return After Taxes on Distributions and Sale of Fund Shares	8.42%	4.34%	5.13%
Russell 1000 Value Index (Reflects no deduction for fees, expenses or taxes)	14.37%	8.68%	8.49%
MSCI USA Index (Reflects no deduction for fees, expenses or taxes)	25.08%	14.60%	13.07%
Russell 1000 Index (Reflects no deduction for fees, expenses or taxes)	24.51%	14.28%	12.87%

*	Prior to January 18, 2022, the Fund’s performance reflects the strategies of the Fund when it sought to provide returns that correspond to the performance of the WisdomTree U.S. Dividend ex-Financials Index.

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) serves as investment adviser to the Fund. Voya Investment Management Co. LLC (“Voya IM”) serves as investment sub-adviser to the Fund.

Portfolio Managers

The Fund is managed by Voya IM's Quantitative Equities Team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are identified below.

Vincent Costa, CFA, Chief Investment Officer, Equities, has been a portfolio manager of the Fund since January 2022.

Russell Shtern, CFA, Portfolio Manager, Machine Intelligence, has been a portfolio manager of the Fund since August 2023.

Buying and Selling Fund Shares

The Fund is an ETF. This means that individual shares of the Fund are listed for trading on a national securities exchange, currently NYSE Arca, Inc. (the “Listing Exchange”), and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com/investments.

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

18 WisdomTree Trust Prospectus

WisdomTree U.S. LargeCap Dividend Fund

Investment Objective

The WisdomTree U.S. LargeCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. LargeCap Dividend Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.28%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.28%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 29	$ 90	$ 157	$ 356

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Fund’s Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole.

The Index is a modified capitalization-weighted index that is comprised of the large-capitalization segment of the U.S. dividend-paying market. The Index is comprised of the 300 largest companies ranked by market capitalization from the WisdomTree U.S. Dividend Index, which defines the dividend-paying universe of companies that conduct their Primary Business Activities in the U.S. and are listed on a U.S. stock market. As of June 30, 2025, the Index had a market capitalization range from $3.3 billion to $3.8 trillion, with an average market capitalization of $131.9 billion. To be eligible for inclusion in the Index, a company must meet the following key criteria as of the annual screening date: (i) pay regular cash dividends on shares of common stock during the preceding 12 months; (ii) have a market capitalization of at least $100 million; and (iii) have a median daily dollar trading volume of at least $100,000 for the preceding three months. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources.

WisdomTree Trust Prospectus 19

The Index is dividend weighted annually to reflect the proportionate share of the aggregate cash dividends each constituent company is projected to pay in the coming year, based on the most recently declared dividend per share, a measure of fundamental value. Generally, companies projected to pay more dividends are more heavily weighted.

On the Index’s annual screening date, the Index caps the weight of constituents exposed to a single sector (except for the real estate sector) at 25%. The weight of constituents exposed to the real estate sector is capped at 10%. The specified caps and thresholds described above are applied concurrently and in a manner designed to seek to minimize deviation from a constituent’s initial or intended weighting in the Index. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its market capitalization and trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated pro rata among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector or individual constituent in the Index may fluctuate above or below specified caps and thresholds, respectively, between screening dates in response to market conditions.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2025, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Financials and Information Technology Sectors.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Large-Capitalization Investing Risk. The Fund invests primarily in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

20 WisdomTree Trust Prospectus

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the Financials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Financials Sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

■	Geographic Investment Risk. The Fund expects to invest most of its assets in the securities of U.S. companies and is therefore, more likely to be impacted by events or conditions affecting the United States.

Investments in the United States
The economic, political, regulatory and other events and conditions that affect issuers and investments in the United States differ significantly from those associated with other countries and regions. For example, routine political events, such as a presidential election, can have a significant effect on the U.S. markets and lead to periods of increased volatility. U.S. financial markets also have become increasingly globalized, hosting participants from all over the world and on a more macro level, becoming more tightly integrated with financial markets around the world. As a result, U.S. financial markets are also increasingly vulnerable to the risks that may affect non-U.S. financial markets. Any event or condition that affects the U.S. economy, whether originating from within or outside of the United States, may have an adverse effect on the Fund’s investments in the United States and thus, the Fund’s performance.

■	Geopolitical Risk. The United States has and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility, have adverse long-term effects on the U.S. and world economies, and disrupt the orderly functioning of securities markets generally, which may negatively impact the Fund’s investments.

■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent, or any other party for a period of time or at all, which may have an adverse impact on the Index as well as the Fund and its shareholders. The potential risk of a continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Information Technology Sector Risk. The Fund currently invests a significant portion of its assets in the Information Technology Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Information Technology Sector includes, for example, companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments, and semiconductors and related equipment and materials. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.

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■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments represented in the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of the Index and the S&P 500 Index, a broad-based securities market index intended to represent the overall domestic equity market. Performance is also shown for the Russell 1000 Value Index, which more closely represents the investment exposure sought by the Fund. Index returns do not reflect deductions for fees, expenses, or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

The Fund’s year-to-date total return as of June 30, 2025 was 6.75%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	15.78%	2Q/2020
Lowest Return	(23.04)%	1Q/2020

22 WisdomTree Trust Prospectus

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2024

WisdomTree U.S. LargeCap Dividend Fund	1 Year	5 Years	10 Years
Return Before Taxes Based on NAV	19.55%	10.67%	10.52%
Return After Taxes on Distributions	18.96%	10.02%	9.84%
Return After Taxes on Distributions and Sale of Fund Shares	11.96%	8.35%	8.48%
WisdomTree U.S. LargeCap Dividend Index (Reflects no deduction for fees, expenses or taxes)	19.94%	11.01%	10.85%
Russell 1000 Value Index (Reflects no deduction for fees, expenses or taxes)	14.37%	8.68%	8.49%
S&P 500® Index (Reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	13.10%

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management serves as investment adviser to the Fund. Mellon Investments Corporation (the “Sub-Adviser”) serves as the investment sub-adviser to the Fund.

Portfolio Managers

The Fund is managed by the Sub-Adviser’s Equity Index Strategies Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are identified below.

Marlene Walker-Smith, a Senior Director and Chief Investment Officer, has been a portfolio manager of the Fund since October 2020.

David France, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Todd Frysinger, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Vlasta Sheremeta, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Michael Stoll, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Buying and Selling Fund Shares

The Fund is an ETF. This means that individual shares of the Fund are listed for trading on a national securities exchange, currently NYSE Arca, Inc. (the “Listing Exchange”), and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com/investments.

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.

WisdomTree Trust Prospectus 23

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

24 WisdomTree Trust Prospectus

WisdomTree U.S. MidCap Dividend Fund

Investment Objective

The WisdomTree U.S. MidCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. MidCap Dividend Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.38%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.38%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 39	$ 122	$ 213	$ 480

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Fund’s Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole.

The Index is a modified capitalization-weighted index that is comprised of the mid-capitalization segment of the U.S. dividend-paying market. The Index is comprised of the companies that compose the top 75% of the market capitalization of the WisdomTree U.S. Dividend Index, which defines the dividend-paying universe of companies that conduct their Primary Business Activities in the U.S. and are listed on a U.S. stock market, after the 300 largest companies have been removed. As of June 30, 2025, the Index had a market capitalization range from $891.9 million to $23.3 billion, with an average market capitalization of $8.3 billion. To be eligible for inclusion in the Index, a company must meet the following key criteria as of the annual screening date: (i) pay regular cash dividends on shares of common stock during the preceding 12 months; (ii) have a market capitalization of at least $100 million; and (iii) have a median daily dollar trading volume of at least $100,000 for the preceding three months. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources.

WisdomTree Trust Prospectus 25

The Index is dividend weighted annually to reflect the proportionate share of the aggregate cash dividends each constituent company is projected to pay in the coming year, based on the most recently declared dividend per share, a measure of fundamental value. Generally, companies projected to pay more dividends are more heavily weighted.

On the Index’s annual screening date, the Index caps the weight of constituents exposed to a single sector (except for the real estate sector) at 25%. The weight of constituents exposed to the real estate sector is capped at 10%. The specified caps and thresholds described above are applied concurrently and in a manner designed to seek to minimize deviation from a constituent’s initial or intended weighting in the Index. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its market capitalization and trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated pro rata among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector or individual constituent in the Index may fluctuate above or below specified caps and thresholds, respectively, between screening dates in response to market conditions.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2025, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Financials and Industrials Sectors.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Mid-Capitalization Investing Risk. The Fund invests primarily in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because mid-capitalization companies are more mature and are subject to slower growth during economic expansion.

■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

26 WisdomTree Trust Prospectus

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the Financials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Financials Sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

■	Geographic Investment Risk. The Fund expects to invest most of its assets in the securities of U.S. companies and is therefore, more likely to be impacted by events or conditions affecting the United States.

Investments in the United States
The economic, political, regulatory and other events and conditions that affect issuers and investments in the United States differ significantly from those associated with other countries and regions. For example, routine political events, such as a presidential election, can have a significant effect on the U.S. markets and lead to periods of increased volatility. U.S. financial markets also have become increasingly globalized, hosting participants from all over the world and on a more macro level, becoming more tightly integrated with financial markets around the world. As a result, U.S. financial markets are also increasingly vulnerable to the risks that may affect non-U.S. financial markets. Any event or condition that affects the U.S. economy, whether originating from within or outside of the United States, may have an adverse effect on the Fund’s investments in the United States and thus, the Fund’s performance.

■	Geopolitical Risk. The United States has and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility, have adverse long-term effects on the U.S. and world economies, and disrupt the orderly functioning of securities markets generally, which may negatively impact the Fund’s investments.

■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent, or any other party for a period of time or at all, which may have an adverse impact on the Index as well as the Fund and its shareholders. The potential risk of a continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

WisdomTree Trust Prospectus 27

■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the Industrials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Industrials Sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, rapid technological developments, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments represented in the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of the Index and the MSCI USA Investible Market Index, a broad-based securities market index intended to represent the overall domestic equity market. Performance is also shown for the Russell Midcap Value Index, the S&P MidCap 400 Index, each of which more closely represent the investment exposure sought by the Fund, and the Russell 3000 Index, the Fund’s previous broad-based securities market index. Index returns do not reflect deductions for fees, expenses, or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

The Fund’s year-to-date total return as of June 30, 2025 was (0.43)%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	21.55%	4Q/2020
Lowest Return	(35.90)%	1Q/2020

28 WisdomTree Trust Prospectus

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2024

WisdomTree U.S. MidCap Dividend Fund	1 Year	5 Years	10 Years
Return Before Taxes Based on NAV	14.12%	8.82%	8.98%
Return After Taxes on Distributions	13.48%	8.13%	8.27%
Return After Taxes on Distributions and Sale of Fund Shares	8.77%	6.82%	7.13%
WisdomTree U.S. MidCap Dividend Index (Reflects no deduction for fees, expenses or taxes)	14.55%	9.23%	9.39%
Russell Midcap Value Index (Reflects no deduction for fees, expenses or taxes)	13.07%	8.59%	8.10%
S&P MidCap 400 Index (Reflects no deduction for fees, expenses or taxes)	13.93%	10.34%	9.68%
MSCI USA Investible Market Index (Reflects no deduction for fees, expenses or taxes)	23.82%	14.08%	12.66%
Russell 3000 Index (Reflects no deduction for fees, expenses or taxes)	23.81%	13.86%	12.55%

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management serves as investment adviser to the Fund. Mellon Investments Corporation (the “Sub-Adviser”) serves as the investment sub-adviser to the Fund.

Portfolio Managers

The Fund is managed by the Sub-Adviser’s Equity Index Strategies Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are identified below.

Marlene Walker-Smith, a Senior Director and Chief Investment Officer, has been a portfolio manager of the Fund since October 2020.

David France, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Todd Frysinger, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Vlasta Sheremeta, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Michael Stoll, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Buying and Selling Fund Shares

The Fund is an ETF. This means that individual shares of the Fund are listed for trading on a national securities exchange, currently NYSE Arca, Inc. (the “Listing Exchange”), and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com/investments.

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.

WisdomTree Trust Prospectus 29

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

30 WisdomTree Trust Prospectus

WisdomTree U.S. SmallCap Dividend Fund

Investment Objective

The WisdomTree U.S. SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. SmallCap Dividend Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.38%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.38%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 39	$ 122	$ 213	$ 480

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Fund’s Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole.

The Index is a modified capitalization-weighted index measuring the performance of the small-capitalization segment of the U.S. dividend-paying market. The Index is comprised of the companies that compose the bottom 25% of the market capitalization of the WisdomTree U.S. Dividend Index, which defines the dividend-paying universe of companies that conduct their Primary Business Activities in the U.S. and are listed on a U.S. stock market, after the 300 largest companies have been removed. As of June 30, 2025, the Index had a market capitalization range from $71.5 million to $6.3 billion, with an average market capitalization of $1.4 billion. To be eligible for inclusion in the Index, a company must meet the following key criteria as of the annual screening date: (i) pay regular cash dividends on shares of common stock during the preceding 12 months; (ii) have a market capitalization of at least $100 million; and (iii) have a median daily dollar trading volume of at least $100,000 for the preceding three months. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources.

WisdomTree Trust Prospectus 31

The Index is dividend weighted annually to reflect the proportionate share of the aggregate cash dividends each constituent company is projected to pay in the coming year, based on the most recently declared dividend per share, a measure of fundamental value. Generally, companies projected to pay more dividends are more heavily weighted.

On the Index’s annual screening date, the Index caps the weight of constituents exposed to a single sector (except for the real estate sector) at 25%. The weight of constituents exposed to the real estate sector is capped at 10%. The specified caps and thresholds described above are applied concurrently and in a manner designed to seek to minimize deviation from a constituent’s initial or intended weighting in the Index. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its market capitalization and trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated pro rata among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector or individual constituent in the Index may fluctuate above or below specified caps and thresholds, respectively, between screening dates in response to market conditions.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2025, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Financials and Industrials Sectors.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Small-Capitalization Investing Risk. The Fund invests primarily in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to adverse economic developments as well as changes in interest rates, government regulation, borrowing costs, and earnings.

■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

32 WisdomTree Trust Prospectus

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the Financials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Financials Sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

■	Geographic Investment Risk. The Fund expects to invest most of its assets in the securities of U.S. companies and is therefore, more likely to be impacted by events or conditions affecting the United States.

Investments in the United States
The economic, political, regulatory and other events and conditions that affect issuers and investments in the United States differ significantly from those associated with other countries and regions. For example, routine political events, such as a presidential election, can have a significant effect on the U.S. markets and lead to periods of increased volatility. U.S. financial markets also have become increasingly globalized, hosting participants from all over the world and on a more macro level, becoming more tightly integrated with financial markets around the world. As a result, U.S. financial markets are also increasingly vulnerable to the risks that may affect non-U.S. financial markets. Any event or condition that affects the U.S. economy, whether originating from within or outside of the United States, may have an adverse effect on the Fund’s investments in the United States and thus, the Fund’s performance.

■	Geopolitical Risk. The United States has and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility, have adverse long-term effects on the U.S. and world economies, and disrupt the orderly functioning of securities markets generally, which may negatively impact the Fund’s investments.

■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent, or any other party for a period of time or at all, which may have an adverse impact on the Index as well as the Fund and its shareholders. The potential risk of a continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

WisdomTree Trust Prospectus 33

■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the Industrials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Industrials Sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, rapid technological developments, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments represented in the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of the Index and the MSCI USA Investible Market Index, a broad-based securities market index intended to represent the overall domestic equity market. Performance is also shown for the Russell 2000 Value Index, the Russell 2000 Index, each of which more closely represent the investment exposure sought by the Fund, and the Russell 3000 Index, the Fund’s previous broad-based securities market index. Index returns do not reflect deductions for fees, expenses, or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

The Fund’s year-to-date total return as of June 30, 2025 was (6.15)%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	27.55%	4Q/2020
Lowest Return	(36.67)%	1Q/2020

34 WisdomTree Trust Prospectus

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2024

WisdomTree U.S. SmallCap Dividend Fund	1 Year	5 Years	10 Years
Return Before Taxes Based on NAV	9.79%	6.63%	6.89%
Return After Taxes on Distributions	9.04%	5.91%	6.09%
Return After Taxes on Distributions and Sale of Fund Shares	6.29%	5.08%	5.33%
WisdomTree U.S. SmallCap Dividend Index (Reflects no deduction for fees, expenses or taxes)	10.20%	7.07%	7.25%
Russell 2000 Value Index (Reflects no deduction for fees, expenses or taxes)	8.05%	7.29%	7.14%
Russell 2000 Index (Reflects no deduction for fees, expenses or taxes)	11.54%	7.40%	7.82%
MSCI USA Investible Market Index (Reflects no deduction for fees, expenses or taxes)	23.82%	14.08%	12.66%
Russell 3000 Index (Reflects no deduction for fees, expenses or taxes)	23.81%	13.86%	12.55%

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management serves as investment adviser to the Fund. Mellon Investments Corporation (the “Sub-Adviser”) serves as the investment sub-adviser to the Fund.

Portfolio Managers

The Fund is managed by the Sub-Adviser’s Equity Index Strategies Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are identified below.

Marlene Walker-Smith, a Senior Director and Chief Investment Officer, has been a portfolio manager of the Fund since October 2020.

David France, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Todd Frysinger, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Vlasta Sheremeta, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Michael Stoll, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Buying and Selling Fund Shares

The Fund is an ETF. This means that individual shares of the Fund are listed for trading on a national securities exchange, currently NYSE Arca, Inc. (the “Listing Exchange”), and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com/investments.

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.

WisdomTree Trust Prospectus 35

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

36 WisdomTree Trust Prospectus

WisdomTree U.S. Value Fund

Investment Objective

The WisdomTree U.S. Value Fund (the “Fund”) seeks income and capital appreciation.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.12%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.12%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 12	$ 39	$ 68	$ 154

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Fund’s Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 105% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund is actively managed using a model-based approach and seeks to achieve its investment objective by investing primarily in U.S. equity securities that provide a high “total shareholder yield” and exhibit favorable quality characteristics that demonstrate a company's profitability, such as strong returns on equity (ROE) and/or returns on assets (ROA). The Fund’s investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), using a disciplined model-based process focused on a long-term approach to investing, seeks to identify approximately 100-200 companies with a high total shareholder yield, comprising return of capital to shareholders through either dividend distributions or the repurchase of shares (“buybacks”), while also displaying favorable quality characteristics. WisdomTree Asset Management believes screening equity securities by quality measures such as ROE and ROA can improve the Fund returns relative to traditional value oriented investment strategies that focus exclusively on total shareholder yield, while also continuing to provide a source for potential income. At a minimum, the Fund’s portfolio will be reconstituted and rebalanced annually, although a more active approach may be taken depending on such factors as market conditions and investment opportunities, and the number of holdings in the Fund may vary. Between rebalances, the Fund’s portfolio may temporarily include securities of companies that no longer meet the model’s investment criteria.

The Fund invests primarily in equity securities of companies domiciled in the U.S. or listed on a U.S. exchange. The Fund generally expects to invest in large- and mid-capitalization companies and may invest in any sector. As of June 30, 2025, companies in the Financials Sector comprised a significant portion (e.g., approximately 15% or more) of the Fund’s assets; however, the Fund’s sector exposure may change from time to time.

WisdomTree Trust Prospectus 37

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Value Investing Risk. Value stocks, as a group, may be out of favor with the market and underperform growth stocks or the overall equity market. Value investing focuses on companies whose stocks appear undervalued, but value stocks may not realize their perceived intrinsic value for extended periods of time or may never realize their perceived intrinsic value.

■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Active Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the Financials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Financials Sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

■	Geographic Investment Risk. The Fund expects to invest most of its assets in the securities of U.S. companies and is therefore, more likely to be impacted by events or conditions affecting the United States.

38 WisdomTree Trust Prospectus

Investments in the United States
The economic, political, regulatory and other events and conditions that affect issuers and investments in the United States differ significantly from those associated with other countries and regions. For example, routine political events, such as a presidential election, can have a significant effect on the U.S. markets and lead to periods of increased volatility. U.S. financial markets also have become increasingly globalized, hosting participants from all over the world and on a more macro level, becoming more tightly integrated with financial markets around the world. As a result, U.S. financial markets are also increasingly vulnerable to the risks that may affect non-U.S. financial markets. Any event or condition that affects the U.S. economy, whether originating from within or outside of the United States, may have an adverse effect on the Fund’s investments in the United States and thus, the Fund’s performance.

■	Geopolitical Risk. The United States has and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility, have adverse long-term effects on the U.S. and world economies, and disrupt the orderly functioning of securities markets generally, which may negatively impact the Fund’s investments.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

■	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because mid-capitalization companies are more mature and are subject to slower growth during economic expansion.

■	Models and Data Risk. The Fund uses an investment model to implement its investment strategy. The Fund is subject to the risk that the investment model may not perform as intended, including because the model may not adequately take into consideration certain factors relevant to the Fund’s investment strategy, investments, or the market environment, contains design flaws or incorporates faulty assumptions, or is informed by inaccurate or incomplete data. Errors in the data, assumptions and/or the design of the model may occur from time to time and may not be identified and/or corrected by the Sub-Adviser (defined below) or the Adviser for a significant period or at all, which may magnify the adverse effect on the Fund of any investment decisions made in reliance on the erroneous model results. Any of these circumstances may lead to investment decisions or the inclusion or exclusion of securities that adversely affect the value of the Fund.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

■	Portfolio Turnover Risk. The Fund’s investment strategy may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher transaction costs and the distribution of additional capital gains, which may generate greater tax liabilities for shareholders who hold the shares in taxable accounts. Increased transaction costs and distributions of capital gains may negatively affect the Fund’s performance.

WisdomTree Trust Prospectus 39

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of the MSCI USA Index, a broad-based securities market index intended to represent the overall domestic equity market. Performance is also shown for the Russell 1000 Value Index, which more closely represents the investment exposure sought by the Fund and the Russell 1000 Index, the Fund’s previous broad-based securities market index. Index returns do not reflect deductions for fees, expenses, or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

The Fund’s objective changed effective December 18, 2017. Prior to December 18, 2017, Fund performance reflects the investment objective of the Fund when it was the WisdomTree U.S. LargeCap Value Fund and tracked the performance, before fees and expenses, of the WisdomTree U.S. LargeCap Value Index.

The Fund’s year-to-date total return as of June 30, 2025 was 3.89%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	21.53%	2Q/2020
Lowest Return	(31.17)%	1Q/2020

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2024

WisdomTree U.S. Value Fund*	1 Year	5 Years	10 Years
Return Before Taxes Based on NAV	23.90%	13.99%	11.78%
Return After Taxes on Distributions	23.42%	13.50%	11.33%
Return After Taxes on Distributions and Sale of Fund Shares	14.45%	11.12%	9.67%
Russell 1000 Value Index (Reflects no deduction for fees, expenses or taxes)	14.37%	8.68%	8.49%
MSCI USA Index (Reflects no deduction for fees, expenses or taxes)	25.08%	14.60%	13.07%
Russell 1000 Index (Reflects no deduction for fees, expenses or taxes)	24.51%	14.28%	12.87%

*	The Fund's objective changed effective December 18, 2017. From June 19, 2009 through December 17, 2017, the Fund’s objective sought to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. LargeCap Value Index.

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management serves as investment adviser to the Fund. Mellon Investments Corporation (the “Sub-Adviser”) serves as the investment sub-adviser to the Fund.

Portfolio Managers

The Fund is managed by the Sub-Adviser’s Equity Index Strategies Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are identified below.

40 WisdomTree Trust Prospectus

Marlene Walker-Smith, a Senior Director and Chief Investment Officer, has been a portfolio manager of the Fund since October 2020.

David France, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Todd Frysinger, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Vlasta Sheremeta, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Michael Stoll, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Buying and Selling Fund Shares

The Fund is an ETF. This means that individual shares of the Fund are listed for trading on a national securities exchange, currently NYSE Arca, Inc. (the “Listing Exchange”), and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com/investments.

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

WisdomTree Trust Prospectus 41

WisdomTree U.S. Quality Growth Fund

Investment Objective

The WisdomTree U.S. Quality Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Quality Growth Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.28%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.28%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 29	$ 90	$ 157	$ 356

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Fund’s Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole.

The Index is a market-capitalization weighted index that is comprised of 100 U.S. large-capitalization and mid-capitalization companies with the highest composite scores based on two fundamental factors: growth and quality, which are equally weighted. The growth factor is determined by a company’s ranking based on a 50% weight in its earnings growth forecast, a 25% weight in its trailing five-year EBITDA (i.e., earnings before interest, taxes, depreciation and amortization) growth, and a 25% weight in its trailing five-year sales growth. The quality factor is determined by a company’s ranking based on a 50% weight to each of its trailing three-year average return on equity and trailing three-year return on assets. The Index is based on a rules-based methodology overseen and implemented by the Quality Growth Index Committee.

The Index is reconstituted and rebalanced semi-annually. To be eligible for inclusion in the Index, a company must meet the following key criteria as of the screening date: (i) be monitored by the Index’s third-party index calculation agent, (ii) list shares on a U.S. stock exchange, (iii) conduct its Primary Business Activities in the United States, (iv) have a market capitalization of at least $100 million, and (v) have a median daily dollar trading volume of at least $1 million for each of the preceding three months. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources. At the time of each semi-annual rebalance, the weight of any individual security is capped at 15%.

42 WisdomTree Trust Prospectus

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2025, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Information Technology, Consumer Discretionary, and Communication Services Sectors.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Growth Investing Risk. Growth stocks, as a group, may be out of favor with the market and underperform value stocks or the overall equity market. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their prices are based heavily on the future expectations of the economy and the stock’s issuing company.

■	Information Technology Sector Risk. The Fund currently invests a significant portion of its assets in the Information Technology Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Information Technology Sector includes, for example, companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments, and semiconductors and related equipment and materials. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

WisdomTree Trust Prospectus 43

■	Communication Services Sector Risk. The Fund currently invests a significant portion of its assets in the Communication Services Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Communication Services Sector consists of companies that facilitate communication and offer content and information through various types of media. These companies include, for example, telecom companies, such as wireless and fixed-line telecommunications service providers, media companies, such as broadcasters, advertisers, publishers, cable and satellite companies, and companies in the movie industry, and other companies that provide internet software, on-line services, social media platforms, video games, and digital entertainment. This sector can be significantly affected by, among other things, government intervention and regulation, technological innovations that make existing products and services obsolete, and consumer demand.

■	Consumer Discretionary Sector Risk. The Fund currently invests a significant portion of its assets in the Consumer Discretionary Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Consumer Discretionary Sector includes, for example, automobile, textile and retail companies, as well as hotels, restaurants and other leisure facilities. This sector can be significantly affected by, among other things, changes in domestic and international economies, exchange and interest rates, economic growth, worldwide demand, supply chain constraints, social trends, consumers’ disposable income levels, and propensity to spend.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Geographic Investment Risk. The Fund expects to invest most of its assets in the securities of U.S. companies and is therefore, more likely to be impacted by events or conditions affecting the United States.

Investments in the United States
The economic, political, regulatory and other events and conditions that affect issuers and investments in the United States differ significantly from those associated with other countries and regions. For example, routine political events, such as a presidential election, can have a significant effect on the U.S. markets and lead to periods of increased volatility. U.S. financial markets also have become increasingly globalized, hosting participants from all over the world and on a more macro level, becoming more tightly integrated with financial markets around the world. As a result, U.S. financial markets are also increasingly vulnerable to the risks that may affect non-U.S. financial markets. Any event or condition that affects the U.S. economy, whether originating from within or outside of the United States, may have an adverse effect on the Fund’s investments in the United States and thus, the Fund’s performance.

■	Geopolitical Risk. The United States has and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility, have adverse long-term effects on the U.S. and world economies, and disrupt the orderly functioning of securities markets generally, which may negatively impact the Fund’s investments.

■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent, or any other party for a period of time or at all, which may have an adverse impact on the Index as well as the Fund and its shareholders. The potential risk of a continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

44 WisdomTree Trust Prospectus

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments represented in the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Large-Capitalization Investing Risk. The Fund invests in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

■	Mid-Capitalization Investing Risk. The Fund invests in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because mid-capitalization companies are more mature and are subject to slower growth during economic expansion.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of the Index and the S&P 500 Index, a broad-based securities market index intended to represent the overall domestic equity market. Performance is also shown for the Russell 1000 Growth Index, which more closely represents the investment exposure sought by the Fund. Index returns do not reflect deductions for fees, expenses, or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

The Fund’s year-to-date total return as of June 30, 2025 was 6.75%.

WisdomTree Trust Prospectus 45

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	20.96%	1Q/2023
Lowest Return	(3.85)%	3Q/2023

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2024

WisdomTree U.S. Quality Growth Fund	1 Year	Since Inception December 15, 2022
Return Before Taxes Based on NAV	34.81%	39.11%
Return After Taxes on Distributions	34.77%	39.07%
Return After Taxes on Distributions and Sale of Fund Shares	20.64%	30.91%
WisdomTree U.S. Quality Growth Index (Reflects no deduction for fees, expenses or taxes)	35.18%	39.40%
Russell 1000 Growth Index (Reflects no deduction for fees, expenses or taxes)	33.36%	33.00%
S&P 500® Index (Reflects no deduction for fees, expenses or taxes)	25.02%	22.60%

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management serves as investment adviser to the Fund. Mellon Investments Corporation (the “Sub-Adviser”) serves as the investment sub-adviser to the Fund.

Portfolio Managers

The Fund is managed by the Sub-Adviser’s Equity Index Strategies Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are identified below.

Marlene Walker-Smith, a Senior Director and Chief Investment Officer, has been a portfolio manager of the Fund since its inception in December 2022.

David France, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since its inception in December 2022.

Todd Frysinger, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since its inception in December 2022.

Vlasta Sheremeta, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since its inception in December 2022.

Michael Stoll, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since its inception in December 2022.

Buying and Selling Fund Shares

The Fund is an ETF. This means that individual shares of the Fund are listed for trading on a national securities exchange, currently NYSE Arca, Inc. (the “Listing Exchange”), and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com/investments.

46 WisdomTree Trust Prospectus

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

WisdomTree Trust Prospectus 47

WisdomTree U.S. MidCap Quality Growth Fund

Investment Objective

The WisdomTree U.S. MidCap Quality Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. MidCap Quality Growth Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.38%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.38%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 39	$ 122	$ 213	$ 480

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Fund’s Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the constituent securities of the Index, each of which is a security issued by a mid-cap company, identified in accordance with the Index Provider’s (as defined below) market-capitalization selection parameters, that is incorporated and headquartered in the United States. The Index Provider’s market-capitalization selection parameters generally provide that the Index will be composed of the top scoring 30% of companies that comprise the top 60% of the remaining eligible U.S. Quality Growth Index family constituent universe after the exclusion of the 500 largest companies by market capitalization.

Additional detail about the Index’s constituent eligibility criteria is included under the “Additional Information About the Fund’s Investment Strategies” section of the Prospectus. From the initial selection universe, the Index selects U.S. companies with the highest composite scores based on two fundamental factors, growth and quality, which are equally weighted. The growth factor is determined by a company’s ranking based on a 40% trailing three-year sales growth, 40% trailing three-year earnings growth, and 20% earnings growth forecast. The quality factor is determined by a company’s ranking based on a 50% weight to each of its trailing three-year average return on equity and its trailing three-year return on assets. Companies are ranked based on the Composite Score with the top 30% of companies selected for inclusion in the Index. The selected companies are weighted within the Index using a market capitalization weighting. The Index is based on a rules-based methodology overseen and implemented by the Quality Growth Index Committee.

48 WisdomTree Trust Prospectus

The Index is reconstituted and rebalanced semi-annually. To be eligible for inclusion in the Index, a company must meet the following key criteria as of the screening date: (i) be monitored by the Index’s third-party index calculation agent, (ii) list shares on a U.S. stock exchange, (iii) conduct its Primary Business Activities in the United States, (iv) have a market capitalization of at least $100 million, and (v) have a median daily dollar trading volume of at least $1 million for each of the preceding three months. For the Index, Primary Business Activities generally is determined based on the country of organization or incorporation and the country in which a company’s headquarters is located, but may also consider the country to which a company has the greatest risk exposure and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources. At the time of each semi-annual reconstitution and rebalance, the weight of any individual constituent is capped at 5%. As of June 30, 2025, the Index had a market capitalization range from $4.7 billion to $17.2 billion, with an average market capitalization of $8.8 billion. The Index is expected to consist of between 100 and 200 constituent companies.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2025, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Industrials and Consumer Discretionary Sectors.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Growth Investing Risk. Growth stocks, as a group, may be out of favor with the market and underperform value stocks or the overall equity market. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their prices are based heavily on the future expectations of the economy and the stock’s issuing company.

■	Mid-Capitalization Investing Risk. The Fund invests primarily in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because mid-capitalization companies are more mature and are subject to slower growth during economic expansion.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

WisdomTree Trust Prospectus 49

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Consumer Discretionary Sector Risk. The Fund currently invests a significant portion of its assets in the Consumer Discretionary Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Consumer Discretionary Sector includes, for example, automobile, textile and retail companies, as well as hotels, restaurants and other leisure facilities. This sector can be significantly affected by, among other things, changes in domestic and international economies, exchange and interest rates, economic growth, worldwide demand, supply chain constraints, social trends, consumers’ disposable income levels, and propensity to spend.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Geographic Investment Risk. The Fund expects to invest most of its assets in the securities of U.S. companies and is therefore, more likely to be impacted by events or conditions affecting the United States.

Investments in the United States
The economic, political, regulatory and other events and conditions that affect issuers and investments in the United States differ significantly from those associated with other countries and regions. For example, routine political events, such as a presidential election, can have a significant effect on the U.S. markets and lead to periods of increased volatility. U.S. financial markets also have become increasingly globalized, hosting participants from all over the world and on a more macro level, becoming more tightly integrated with financial markets around the world. As a result, U.S. financial markets are also increasingly vulnerable to the risks that may affect non-U.S. financial markets. Any event or condition that affects the U.S. economy, whether originating from within or outside of the United States, may have an adverse effect on the Fund’s investments in the United States and thus, the Fund’s performance.

■	Geopolitical Risk. The United States has and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility, have adverse long-term effects on the U.S. and world economies, and disrupt the orderly functioning of securities markets generally, which may negatively impact the Fund’s investments.

■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent, or any other party for a period of time or at all, which may have an adverse impact on the Index as well as the Fund and its shareholders. The potential risk of a continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

50 WisdomTree Trust Prospectus

■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the Industrials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Industrials Sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, rapid technological developments, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments represented in the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Fund Performance

The Fund commenced operations on January 25, 2024, and, therefore, does not yet have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management serves as investment adviser to the Fund. Mellon Investments Corporation (the “Sub-Adviser”) serves as the investment sub-adviser to the Fund.

Portfolio Managers

The Fund is managed by the Sub-Adviser’s Equity Index Strategies Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are identified below.

Marlene Walker-Smith, a Senior Director and Chief Investment Officer, has been a portfolio manager of the Fund since its inception in January 2024.

David France, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since its inception in January 2024.

Todd Frysinger, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since its inception in January 2024.

Vlasta Sheremeta, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since its inception in January 2024.

Michael Stoll, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since its inception in January 2024.

WisdomTree Trust Prospectus 51

Buying and Selling Fund Shares

The Fund is an ETF. This means that individual shares of the Fund are listed for trading on a national securities exchange, currently NASDAQ (the “Listing Exchange”), and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com/investments.

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

52 WisdomTree Trust Prospectus

WisdomTree U.S. SmallCap Quality Growth Fund

Investment Objective

The WisdomTree U.S. SmallCap Quality Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. SmallCap Quality Growth Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.38%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.38%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 39	$ 122	$ 213	$ 480

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Fund’s Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 74% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the constituent securities of the Index, each of which is a security issued by a small-cap company, identified in accordance with the Index Provider’s (as defined below) market-capitalization selection parameters, that is incorporated and headquartered in the United States. The Index Provider’s market-capitalization selection parameters generally provide that the Index will be composed of the top scoring 30% of companies that comprise the bottom 40% of the remaining eligible U.S. Quality Growth Index family constituent universe after the exclusion of the 500 largest companies by market capitalization.

Additional detail about the Index’s constituent eligibility criteria is included under the “Additional Information About the Fund’s Investment Strategies” section of the Prospectus. From the initial selection universe, the Index selects U.S. companies with the highest composite scores based on two fundamental factors, growth and quality, which are equally weighted. The growth factor is determined by a company’s ranking based on a 40% trailing three-year sales growth, 40% trailing three-year earnings growth, and 20% earnings growth forecast. The quality factor is determined by a company’s ranking based on a 50% weight to each of its trailing three-year average return on equity and its trailing three-year return on assets. Companies are ranked based on the Composite Score with the top 30% of companies selected for inclusion in the Index. The selected companies are weighted within the Index using a market capitalization weighting. The Index is based on a rules-based methodology overseen and implemented by the Quality Growth Index Committee.

WisdomTree Trust Prospectus 53

The Index is reconstituted and rebalanced semi-annually. To be eligible for inclusion in the Index, a company must meet the following key criteria as of the screening date: (i) be monitored by the Index’s third-party index calculation agent, (ii) list shares on a U.S. stock exchange, (iii) conduct its Primary Business Activities in the United States, (iv) have a market capitalization of at least $100 million, and (v) have a median daily dollar trading volume of at least $1 million for each of the preceding three months. For the Index, Primary Business Activities generally is determined based on the country of organization or incorporation and the country in which a company’s headquarters is located, but may also consider the country to which a company has the greatest risk exposure and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources. At the time of each semi-annual rebalance, the weight of any individual constituent is capped at 5%. As of June 30, 2025, the Index had a market capitalization range from $83.4 million to $12.7 billion, with an average market capitalization of $2.1 billion. The Index is expected to consist of between 300 and 500 constituent companies.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2025, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Industrials, Consumer Discretionary, and Information Technology Sectors.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Growth Investing Risk. Growth stocks, as a group, may be out of favor with the market and underperform value stocks or the overall equity market. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their prices are based heavily on the future expectations of the economy and the stock’s issuing company.

■	Small-Capitalization Investing Risk. The Fund invests primarily in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to adverse economic developments as well as changes in interest rates, government regulation, borrowing costs, and earnings.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

54 WisdomTree Trust Prospectus

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Consumer Discretionary Sector Risk. The Fund currently invests a significant portion of its assets in the Consumer Discretionary Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Consumer Discretionary Sector includes, for example, automobile, textile and retail companies, as well as hotels, restaurants and other leisure facilities. This sector can be significantly affected by, among other things, changes in domestic and international economies, exchange and interest rates, economic growth, worldwide demand, supply chain constraints, social trends, consumers’ disposable income levels, and propensity to spend.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Geographic Investment Risk. The Fund expects to invest most of its assets in the securities of U.S. companies and is therefore, more likely to be impacted by events or conditions affecting the United States.

Investments in the United States
The economic, political, regulatory and other events and conditions that affect issuers and investments in the United States differ significantly from those associated with other countries and regions. For example, routine political events, such as a presidential election, can have a significant effect on the U.S. markets and lead to periods of increased volatility. U.S. financial markets also have become increasingly globalized, hosting participants from all over the world and on a more macro level, becoming more tightly integrated with financial markets around the world. As a result, U.S. financial markets are also increasingly vulnerable to the risks that may affect non-U.S. financial markets. Any event or condition that affects the U.S. economy, whether originating from within or outside of the United States, may have an adverse effect on the Fund’s investments in the United States and thus, the Fund’s performance.

■	Geopolitical Risk. The United States has and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility, have adverse long-term effects on the U.S. and world economies, and disrupt the orderly functioning of securities markets generally, which may negatively impact the Fund’s investments.

■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent, or any other party for a period of time or at all, which may have an adverse impact on the Index as well as the Fund and its shareholders. The potential risk of a continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

WisdomTree Trust Prospectus 55

■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the Industrials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Industrials Sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, rapid technological developments, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation.

■	Information Technology Sector Risk. The Fund currently invests a significant portion of its assets in the Information Technology Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Information Technology Sector includes, for example, companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments, and semiconductors and related equipment and materials. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments represented in the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Fund Performance

The Fund commenced operations on January 25, 2024, and, therefore, does not yet have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management serves as investment adviser to the Fund. Mellon Investments Corporation (the “Sub-Adviser”) serves as the investment sub-adviser to the Fund.

Portfolio Managers

The Fund is managed by the Sub-Adviser’s Equity Index Strategies Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are identified below.

Marlene Walker-Smith, a Senior Director and Chief Investment Officer, has been a portfolio manager of the Fund since its inception in January 2024.

David France, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since its inception in January 2024.

56 WisdomTree Trust Prospectus

Todd Frysinger, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since its inception in January 2024.

Vlasta Sheremeta, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since its inception in January 2024.

Michael Stoll, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since its inception in January 2024.

Buying and Selling Fund Shares

The Fund is an ETF. This means that individual shares of the Fund are listed for trading on a national securities exchange, currently NASDAQ (the “Listing Exchange”), and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com/investments.

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

WisdomTree Trust Prospectus 57

WisdomTree U.S. Quality Dividend Growth Fund

Investment Objective

The WisdomTree U.S. Quality Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Quality Dividend Growth Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.28%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.28%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 29	$ 90	$ 157	$ 356

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Fund’s Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole.

The Index is a modified capitalization-weighted index that consists of dividend-paying U.S. common stocks with growth characteristics. The Index is comprised of the 300 companies in the WisdomTree U.S. Dividend Index, which defines the dividend-paying universe of companies that conduct their Primary Business Activities in the U.S. and are listed on a U.S. stock market, with the best combined rank of growth and quality factors, specifically: medium-term earnings growth expectations, return on equity, and return on assets. To be eligible for inclusion in the Index, a company must meet the following key criteria as of the annual screening date: (i) pay regular cash dividends on shares of common stock during the preceding 12 months; (ii) have a market capitalization of at least $2 billion; (iii) have a median daily dollar trading volume of at least $100,000 for the preceding three months; and (iv) an earnings yield greater than the dividend yield. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources.

58 WisdomTree Trust Prospectus

The Index is dividend weighted annually to reflect the proportionate share of the aggregate cash dividends each constituent company is projected to pay in the coming year, based on the most recently declared dividend per share, a measure of fundamental value. Generally, companies projected to pay more dividends are more heavily weighted.

On the Index’s annual screening date, the maximum weight of any security in the Index is capped at 8% and the Index caps the weight of constituents exposed to a single sector (except for the information technology and real estate sectors) at the lesser of 20% or two times their weight in a market capitalization version of the initial universe of eligible securities prior to the final selection of 300 companies. The weight of constituents exposed to each of the information technology and real estate sectors is capped at 30% and 10%, respectively. The specified caps and thresholds described above are applied concurrently and in a manner designed to seek to minimize deviation from a constituent’s initial or intended weighting in the Index. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its market capitalization and trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated pro rata among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector or individual constituent in the Index may fluctuate above or below specified caps and thresholds, respectively, between screening dates in response to market conditions.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2025, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Information Technology and Industrials Sectors.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.

■	Growth Investing Risk. Growth stocks, as a group, may be out of favor with the market and underperform value stocks or the overall equity market. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their prices are based heavily on the future expectations of the economy and the stock’s issuing company.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

WisdomTree Trust Prospectus 59

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Geographic Investment Risk. The Fund expects to invest most of its assets in the securities of U.S. companies and is therefore, more likely to be impacted by events or conditions affecting the United States.

Investments in the United States
The economic, political, regulatory and other events and conditions that affect issuers and investments in the United States differ significantly from those associated with other countries and regions. For example, routine political events, such as a presidential election, can have a significant effect on the U.S. markets and lead to periods of increased volatility. U.S. financial markets also have become increasingly globalized, hosting participants from all over the world and on a more macro level, becoming more tightly integrated with financial markets around the world. As a result, U.S. financial markets are also increasingly vulnerable to the risks that may affect non-U.S. financial markets. Any event or condition that affects the U.S. economy, whether originating from within or outside of the United States, may have an adverse effect on the Fund’s investments in the United States and thus, the Fund’s performance.

■	Geopolitical Risk. The United States has and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility, have adverse long-term effects on the U.S. and world economies, and disrupt the orderly functioning of securities markets generally, which may negatively impact the Fund’s investments.

■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent, or any other party for a period of time or at all, which may have an adverse impact on the Index as well as the Fund and its shareholders. The potential risk of a continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the Industrials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Industrials Sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, rapid technological developments, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation.

60 WisdomTree Trust Prospectus

■	Information Technology Sector Risk. The Fund currently invests a significant portion of its assets in the Information Technology Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Information Technology Sector includes, for example, companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments, and semiconductors and related equipment and materials. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments represented in the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of the Index and the S&P 500 Index, a broad-based securities market index intended to represent the overall domestic equity market. Performance is also shown for the Russell 3000 Index, which more closely represents the investment exposure sought by the Fund. Index returns do not reflect deductions for fees, expenses, or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

The Fund’s year-to-date total return as of June 30, 2025 was 4.30%.

WisdomTree Trust Prospectus 61

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	17.87%	2Q/2020
Lowest Return	(19.41)%	1Q/2020

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2024

WisdomTree U.S. Quality Dividend Growth Fund	1 Year	5 Years	10 Years
Return Before Taxes Based on NAV	16.97%	12.98%	12.38%
Return After Taxes on Distributions	16.54%	12.46%	11.83%
Return After Taxes on Distributions and Sale of Fund Shares	10.35%	10.29%	10.16%
WisdomTree U.S. Quality Dividend Growth Index (Reflects no deduction for fees, expenses or taxes)	17.38%	13.32%	12.72%
Russell 3000 Index (Reflects no deduction for fees, expenses or taxes)	23.81%	13.86%	12.55%
S&P 500® Index (Reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	13.10%

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management serves as investment adviser to the Fund. Mellon Investments Corporation (the “Sub-Adviser”) serves as the investment sub-adviser to the Fund.

Portfolio Managers

The Fund is managed by the Sub-Adviser’s Equity Index Strategies Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are identified below.

Marlene Walker-Smith, a Senior Director and Chief Investment Officer, has been a portfolio manager of the Fund since October 2020.

David France, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Todd Frysinger, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Vlasta Sheremeta, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Michael Stoll, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Buying and Selling Fund Shares

The Fund is an ETF. This means that individual shares of the Fund are listed for trading on a national securities exchange, currently NASDAQ (the “Listing Exchange”), and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com/investments.

62 WisdomTree Trust Prospectus

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

WisdomTree Trust Prospectus 63

WisdomTree U.S. SmallCap Quality Dividend Growth Fund

Investment Objective

The WisdomTree U.S. SmallCap Quality Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. SmallCap Quality Dividend Growth Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.38%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.38%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 39	$ 122	$ 213	$ 480

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Fund’s Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 56% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole.

The Index is a modified capitalization-weighted index that consists of the small-capitalization segment of dividend-paying U.S. common stocks with growth characteristics. The starting screening universe for the Index is the constituents of the WisdomTree U.S. SmallCap Dividend Index, which consists of the bottom 25% of the market capitalization of the WisdomTree U.S. Dividend Index, which defines the dividend-paying universe of companies that conduct their Primary Business Activities in the U.S. and are listed on a U.S. stock market, after the 300 largest companies have been removed. As of June 30, 2025, the Index had a market capitalization range from $74.3 million to $6.3 billion, with an average market capitalization of $1.6 billion. To be eligible for inclusion in the Index, a company must meet the following key criteria as of the annual screening date: (i) pay regular cash dividends on shares of common stock during the preceding 12 months; (ii) have a market capitalization of at least $100 million; (iii) have a median daily dollar trading volume of at least $100,000 for the preceding three months; and (iv) an earnings yield greater than the dividend yield. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources. From this starting universe, the Index is comprised of the top 50% of companies with the best combined rank of certain growth and quality factors, specifically: medium-term earnings growth expectations, return on equity, and return on assets.

64 WisdomTree Trust Prospectus

The Index is dividend weighted annually to reflect the proportionate share of the aggregate cash dividends each constituent company is projected to pay in the coming year, based on the most recently declared dividend per share, a measure of fundamental value. Generally, companies projected to pay more dividends are more heavily weighted.

On the Index’s annual screening date, the maximum weight of any security in the Index is capped at 2% and the Index caps the weight of constituents exposed to a single sector (except for the real estate sector) at 25%. The weight of constituents exposed to the real estate sector is capped at 10%. The specified caps and thresholds described above are applied concurrently and in a manner designed to seek to minimize deviation from a constituent’s initial or intended weighting in the Index. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its market capitalization and trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated pro rata among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector or individual constituent in the Index may fluctuate above or below specified caps and thresholds, respectively, between screening dates in response to market conditions.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2025, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Financials, Industrials, and Consumer Discretionary Sectors.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Small-Capitalization Investing Risk. The Fund invests primarily in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to adverse economic developments as well as changes in interest rates, government regulation, borrowing costs, and earnings.

■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.

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■	Growth Investing Risk. Growth stocks, as a group, may be out of favor with the market and underperform value stocks or the overall equity market. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their prices are based heavily on the future expectations of the economy and the stock’s issuing company.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Consumer Discretionary Sector Risk. The Fund currently invests a significant portion of its assets in the Consumer Discretionary Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Consumer Discretionary Sector includes, for example, automobile, textile and retail companies, as well as hotels, restaurants and other leisure facilities. This sector can be significantly affected by, among other things, changes in domestic and international economies, exchange and interest rates, economic growth, worldwide demand, supply chain constraints, social trends, consumers’ disposable income levels, and propensity to spend.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the Financials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Financials Sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

■	Geographic Investment Risk. The Fund expects to invest most of its assets in the securities of U.S. companies and is therefore, more likely to be impacted by events or conditions affecting the United States.

Investments in the United States
The economic, political, regulatory and other events and conditions that affect issuers and investments in the United States differ significantly from those associated with other countries and regions. For example, routine political events, such as a presidential election, can have a significant effect on the U.S. markets and lead to periods of increased volatility. U.S. financial markets also have become increasingly globalized, hosting participants from all over the world and on a more macro level, becoming more tightly integrated with financial markets around the world. As a result, U.S. financial markets are also increasingly vulnerable to the risks that may affect non-U.S. financial markets. Any event or condition that affects the U.S. economy, whether originating from within or outside of the United States, may have an adverse effect on the Fund’s investments in the United States and thus, the Fund’s performance.

66 WisdomTree Trust Prospectus

■	Geopolitical Risk. The United States has and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility, have adverse long-term effects on the U.S. and world economies, and disrupt the orderly functioning of securities markets generally, which may negatively impact the Fund’s investments.

■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent, or any other party for a period of time or at all, which may have an adverse impact on the Index as well as the Fund and its shareholders. The potential risk of a continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the Industrials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Industrials Sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, rapid technological developments, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments represented in the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of the Index and the MSCI USA Investible Market Index, a broad-based securities market index intended to represent the overall domestic equity market. Performance is also shown for the Russell 2000 Index, which more closely represents the investment exposure sought by the Fund and the Russell 3000 Index, the Fund’s previous broad-based securities market index. Index returns do not reflect deductions for fees, expenses, or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

WisdomTree Trust Prospectus 67

The Fund’s year-to-date total return as of June 30, 2025 was (7.63)%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	29.33%	4Q/2020
Lowest Return	(33.47)%	1Q/2020

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2024

WisdomTree U.S. SmallCap Quality Dividend Growth Fund	1 Year	5 Years	10 Years
Return Before Taxes Based on NAV	10.30%	8.98%	8.35%
Return After Taxes on Distributions	9.72%	8.33%	7.71%
Return After Taxes on Distributions and Sale of Fund Shares	6.48%	6.98%	6.63%
WisdomTree U.S. SmallCap Quality Dividend Growth Index (Reflects no deduction for fees, expenses or taxes)	10.72%	9.39%	8.69%
Russell 2000 Index (Reflects no deduction for fees, expenses or taxes)	11.54%	7.40%	7.82%
MSCI USA Investible Market Index (Reflects no deduction for fees, expenses or taxes)	23.82%	14.08%	12.66%
Russell 3000 Index (Reflects no deduction for fees, expenses or taxes)	23.81%	13.86%	12.55%

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management serves as investment adviser to the Fund. Mellon Investments Corporation (the “Sub-Adviser”) serves as the investment sub-adviser to the Fund.

Portfolio Managers

The Fund is managed by the Sub-Adviser’s Equity Index Strategies Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are identified below.

Marlene Walker-Smith, a Senior Director and Chief Investment Officer, has been a portfolio manager of the Fund since October 2020.

David France, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Todd Frysinger, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Vlasta Sheremeta, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

68 WisdomTree Trust Prospectus

Michael Stoll, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Buying and Selling Fund Shares

The Fund is an ETF. This means that individual shares of the Fund are listed for trading on a national securities exchange, currently NASDAQ (the “Listing Exchange”), and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com/investments.

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

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WisdomTree U.S. LargeCap Fund

Investment Objective

The WisdomTree U.S. LargeCap Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. LargeCap Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.08%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.08%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 8	$ 26	$ 45	$ 103

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Fund’s Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole.

The Index is a modified capitalization-weighted index that consists of the 500 largest companies ranked by market capitalization in the WisdomTree U.S. Total Market Index, which is comprised of earnings-generating companies within the large-capitalization segment of the U.S. stock market. The Index is based on a rules-based methodology overseen and implemented by the WisdomTree Core Equity Index Committee. Companies in the Index must conduct their Primary Business Activities and list their shares on a stock exchange in the U.S. and have generated positive cumulative earnings over their most recent four fiscal quarters prior to the annual screening date. To be eligible for inclusion in the Index, a company must meet the following key criteria as of the annual screening date: (i) be monitored by the Index’s third-party index calculation agent; (ii) have a market capitalization of at least $100 million; (iii) have a median daily trading dollar volume of at least $200,000 for each of the preceding six months; and (iv) have a price to earnings ratio of at least two. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources.

70 WisdomTree Trust Prospectus

The Index is earnings weighted annually to reflect the proportionate share of the aggregate earnings each constituent company has generated. Generally, companies with greater earnings typically have larger weights in the Index. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its market capitalization and trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated pro rata among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2025, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Information Technology and Financials Sectors.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Large-Capitalization Investing Risk. The Fund invests primarily in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

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■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the Financials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Financials Sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

■	Geographic Investment Risk. The Fund expects to invest most of its assets in the securities of U.S. companies and is therefore, more likely to be impacted by events or conditions affecting the United States.

Investments in the United States
The economic, political, regulatory and other events and conditions that affect issuers and investments in the United States differ significantly from those associated with other countries and regions. For example, routine political events, such as a presidential election, can have a significant effect on the U.S. markets and lead to periods of increased volatility. U.S. financial markets also have become increasingly globalized, hosting participants from all over the world and on a more macro level, becoming more tightly integrated with financial markets around the world. As a result, U.S. financial markets are also increasingly vulnerable to the risks that may affect non-U.S. financial markets. Any event or condition that affects the U.S. economy, whether originating from within or outside of the United States, may have an adverse effect on the Fund’s investments in the United States and thus, the Fund’s performance.

■	Geopolitical Risk. The United States has and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility, have adverse long-term effects on the U.S. and world economies, and disrupt the orderly functioning of securities markets generally, which may negatively impact the Fund’s investments.

■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent, or any other party for a period of time or at all, which may have an adverse impact on the Index as well as the Fund and its shareholders. The potential risk of a continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Information Technology Sector Risk. The Fund currently invests a significant portion of its assets in the Information Technology Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Information Technology Sector includes, for example, companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments, and semiconductors and related equipment and materials. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments represented in the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

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■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of the Index and the S&P 500 Index, a broad-based securities market index intended to represent the overall domestic equity market. Index returns do not reflect deductions for fees, expenses, or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

The Fund’s year-to-date total return as of June 30, 2025 was 5.35%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	18.82%	2Q/2020
Lowest Return	(22.90)%	1Q/2020

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2024

WisdomTree U.S. LargeCap Fund	1 Year	5 Years	10 Years
Return Before Taxes Based on NAV	23.98%	12.81%	11.91%
Return After Taxes on Distributions	23.52%	12.32%	11.41%
Return After Taxes on Distributions and Sale of Fund Shares	14.49%	10.14%	9.76%
WisdomTree U.S. LargeCap Index (Reflects no deduction for fees, expenses or taxes)	24.15%	12.90%	12.10%
S&P 500® Index (Reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	13.10%

WisdomTree Trust Prospectus 73

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management serves as investment adviser to the Fund. Mellon Investments Corporation (the “Sub-Adviser”) serves as the investment sub-adviser to the Fund.

Portfolio Managers

The Fund is managed by the Sub-Adviser’s Equity Index Strategies Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are identified below.

Marlene Walker-Smith, a Senior Director and Chief Investment Officer, has been a portfolio manager of the Fund since October 2020.

David France, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Todd Frysinger, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Vlasta Sheremeta, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Michael Stoll, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Buying and Selling Fund Shares

The Fund is an ETF. This means that individual shares of the Fund are listed for trading on a national securities exchange, currently NYSE Arca, Inc. (the “Listing Exchange”), and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com/investments.

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

74 WisdomTree Trust Prospectus

WisdomTree U.S. MidCap Fund

Investment Objective

The WisdomTree U.S. MidCap Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. MidCap Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.38%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.38%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 39	$ 122	$ 213	$ 480

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Fund’s Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole.

The Index is a modified capitalization-weighted index that is comprised of earnings-generating companies within the mid-capitalization segment of the U.S. stock market. The Index is comprised of the companies in the top 75% of the market capitalization of the WisdomTree U.S. Total Market Index, which defines the earnings-generating universe of companies in the U.S. stock market, after the 500 largest companies have been removed. As of June 30, 2025, the Index had a market capitalization range from $1.7 billion to $16.5 billion, with an average market capitalization of $6.6 billion. The Index is based on a rules-based methodology overseen and implemented by the WisdomTree Core Equity Index Committee. Companies in the Index must conduct their Primary Business Activities and list their shares on a stock exchange in the U.S. and have generated positive cumulative earnings over their most recent four fiscal quarters prior to the annual screening date. To be eligible for inclusion in the Index, a company must meet the following key criteria as of the annual screening date: (i) be monitored by the Index’s third-party index calculation agent; (ii) have a market capitalization of at least $100 million; (iii) have a median daily trading dollar volume of at least $200,000 for each of the preceding six months; and (iv) have a price to earnings ratio of at least two. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources.

WisdomTree Trust Prospectus 75

The Index is earnings weighted annually to reflect the proportionate share of the aggregate earnings each constituent company has generated. Generally, companies with greater earnings typically have larger weights in the Index. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its market capitalization and trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated pro rata among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2025, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Financials, Consumer Discretionary, and Industrials Sectors.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

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Mid-Capitalization Investing Risk. The Fund invests primarily in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because mid-capitalization companies are more mature and are subject to slower growth during economic expansion.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
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Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

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Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

76 WisdomTree Trust Prospectus

■	Consumer Discretionary Sector Risk. The Fund currently invests a significant portion of its assets in the Consumer Discretionary Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Consumer Discretionary Sector includes, for example, automobile, textile and retail companies, as well as hotels, restaurants and other leisure facilities. This sector can be significantly affected by, among other things, changes in domestic and international economies, exchange and interest rates, economic growth, worldwide demand, supply chain constraints, social trends, consumers’ disposable income levels, and propensity to spend.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the Financials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Financials Sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

■	Geographic Investment Risk. The Fund expects to invest most of its assets in the securities of U.S. companies and is therefore, more likely to be impacted by events or conditions affecting the United States.

Investments in the United States
The economic, political, regulatory and other events and conditions that affect issuers and investments in the United States differ significantly from those associated with other countries and regions. For example, routine political events, such as a presidential election, can have a significant effect on the U.S. markets and lead to periods of increased volatility. U.S. financial markets also have become increasingly globalized, hosting participants from all over the world and on a more macro level, becoming more tightly integrated with financial markets around the world. As a result, U.S. financial markets are also increasingly vulnerable to the risks that may affect non-U.S. financial markets. Any event or condition that affects the U.S. economy, whether originating from within or outside of the United States, may have an adverse effect on the Fund’s investments in the United States and thus, the Fund’s performance.

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Geopolitical Risk. The United States has and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility, have adverse long-term effects on the U.S. and world economies, and disrupt the orderly functioning of securities markets generally, which may negatively impact the Fund’s investments.

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Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent, or any other party for a period of time or at all, which may have an adverse impact on the Index as well as the Fund and its shareholders. The potential risk of a continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

WisdomTree Trust Prospectus 77

■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the Industrials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Industrials Sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, rapid technological developments, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation.

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Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments represented in the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.
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Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of the Index and the MSCI USA Investible Market Index, a broad-based securities market index intended to represent the overall domestic equity market. Performance is also shown for the S&P MidCap 400 Index, the Russell Midcap Value Index, each of which more closely represent the investment exposure sought by the Fund, and the Russell 3000 Index, the Fund’s previous broad-based securities market index. Index returns do not reflect deductions for fees, expenses, or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

The Fund’s year-to-date total return as of June 30, 2025 was (0.43)%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	28.15%	4Q/2020
Lowest Return	(36.79)%	1Q/2020

78 WisdomTree Trust Prospectus

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2024

WisdomTree U.S. MidCap Fund	1 Year	5 Years	10 Years
Return Before Taxes Based on NAV	10.33%	9.83%	8.86%
Return After Taxes on Distributions	10.00%	9.44%	8.48%
Return After Taxes on Distributions and Sale of Fund Shares	6.33%	7.72%	7.15%
WisdomTree U.S. MidCap Index (Reflects no deduction for fees, expenses or taxes)	10.73%	10.22%	9.24%
S&P MidCap 400 Index (Reflects no deduction for fees, expenses or taxes)	13.93%	10.34%	9.68%
Russell Midcap Value Index (Reflects no deduction for fees, expenses or taxes)	13.07%	8.59%	8.10%
MSCI USA Investible Market Index (Reflects no deduction for fees, expenses or taxes)	23.82%	14.08%	12.66%
Russell 3000 Index (Reflects no deduction for fees, expenses or taxes)	23.81%	13.86%	12.55%

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management serves as investment adviser to the Fund. Mellon Investments Corporation (the “Sub-Adviser”) serves as the investment sub-adviser to the Fund.

Portfolio Managers

The Fund is managed by the Sub-Adviser’s Equity Index Strategies Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are identified below.

Marlene Walker-Smith, a Senior Director and Chief Investment Officer, has been a portfolio manager of the Fund since October 2020.

David France, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Todd Frysinger, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Vlasta Sheremeta, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Michael Stoll, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Buying and Selling Fund Shares

The Fund is an ETF. This means that individual shares of the Fund are listed for trading on a national securities exchange, currently NYSE Arca, Inc. (the “Listing Exchange”), and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com/investments.

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.

WisdomTree Trust Prospectus 79

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

80 WisdomTree Trust Prospectus

WisdomTree U.S. SmallCap Fund

Investment Objective

The WisdomTree U.S. SmallCap Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. SmallCap Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.38%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.38%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 39	$ 122	$ 213	$ 480

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Fund’s Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 51% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole.

The Index is a modified capitalization-weighted index that is comprised of earnings-generating companies within the small-capitalization segment of the U.S. stock market. The Index is comprised of the companies in the bottom 25% of the market capitalization of the WisdomTree U.S. Total Market Index, which defines the earnings-generating universe of companies in the U.S. stock market, after the 500 largest companies have been removed. As of June 30, 2025, the Index had a market capitalization range from $44.9 million to $5.6 billion, with an average market capitalization of $1.3 billion. The Index is based on a rules-based methodology overseen and implemented by the WisdomTree Core Equity Index Committee. Companies must conduct their Primary Business Activities and list their shares on a stock exchange in the U.S. and have generated positive cumulative earnings over their most recent four fiscal quarters prior to the annual screening date. To be eligible for inclusion in the Index, a company must meet the following key criteria as of the annual screening date: (i) be monitored by the Index’s third-party index calculation agent; (ii) have a market capitalization of at least $100 million; (iii) have a median daily trading dollar volume of at least $200,000 for each of the preceding six months; and (iv) have a price to earnings ratio of at least two. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources.

WisdomTree Trust Prospectus 81

The Index is earnings weighted annually to reflect the proportionate share of the aggregate earnings each constituent company has generated. Generally, companies with greater earnings typically have larger weights in the Index. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its market capitalization and trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated pro rata among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2025, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Financials, Consumer Discretionary, and Industrials Sectors.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

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Small-Capitalization Investing Risk. The Fund invests primarily in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to adverse economic developments as well as changes in interest rates, government regulation, borrowing costs, and earnings.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
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Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

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Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Consumer Discretionary Sector Risk. The Fund currently invests a significant portion of its assets in the Consumer Discretionary Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Consumer Discretionary Sector includes, for example, automobile, textile and retail companies, as well as hotels, restaurants and other leisure facilities. This sector can be significantly affected by, among other things, changes in domestic and international economies, exchange and interest rates, economic growth, worldwide demand, supply chain constraints, social trends, consumers’ disposable income levels, and propensity to spend.

82 WisdomTree Trust Prospectus

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Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

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Financials Sector Risk. The Fund currently invests a significant portion of its assets in the Financials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Financials Sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

■	Geographic Investment Risk. The Fund expects to invest most of its assets in the securities of U.S. companies and is therefore, more likely to be impacted by events or conditions affecting the United States.

Investments in the United States
The economic, political, regulatory and other events and conditions that affect issuers and investments in the United States differ significantly from those associated with other countries and regions. For example, routine political events, such as a presidential election, can have a significant effect on the U.S. markets and lead to periods of increased volatility. U.S. financial markets also have become increasingly globalized, hosting participants from all over the world and on a more macro level, becoming more tightly integrated with financial markets around the world. As a result, U.S. financial markets are also increasingly vulnerable to the risks that may affect non-U.S. financial markets. Any event or condition that affects the U.S. economy, whether originating from within or outside of the United States, may have an adverse effect on the Fund’s investments in the United States and thus, the Fund’s performance.

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Geopolitical Risk. The United States has and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility, have adverse long-term effects on the U.S. and world economies, and disrupt the orderly functioning of securities markets generally, which may negatively impact the Fund’s investments.

■

Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent, or any other party for a period of time or at all, which may have an adverse impact on the Index as well as the Fund and its shareholders. The potential risk of a continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the Industrials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Industrials Sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, rapid technological developments, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation.

WisdomTree Trust Prospectus 83

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Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments represented in the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■

Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of the Index and the MSCI USA Investible Market Index, a broad-based securities market index intended to represent the overall domestic equity market. Performance is also shown for the Russell 2000 Index, the Russell 2000 Value Index, each of which more closely represent the investment exposure sought by the Fund, and the Russell 3000 Index, the Fund’s previous broad-based securities market index. Index returns do not reflect deductions for fees, expenses, or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

The Fund’s year-to-date total return as of June 30, 2025 was (4.61)%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	30.84%	4Q/2020
Lowest Return	(41.51)%	1Q/2020

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

84 WisdomTree Trust Prospectus

Average Annual Total Returns for the periods ending December 31, 2024

WisdomTree U.S. SmallCap Fund	1 Year	5 Years	10 Years
Return Before Taxes Based on NAV	9.89%	8.54%	8.44%
Return After Taxes on Distributions	9.51%	8.16%	8.06%
Return After Taxes on Distributions and Sale of Fund Shares	6.09%	6.67%	6.79%
WisdomTree U.S. SmallCap Index (Reflects no deduction for fees, expenses or taxes)	10.21%	8.91%	8.73%
Russell 2000 Index (Reflects no deduction for fees, expenses or taxes)	11.54%	7.40%	7.82%
Russell 2000 Value Index (Reflects no deduction for fees, expenses or taxes)	8.05%	7.29%	7.14%
MSCI USA Investible Market Index (Reflects no deduction for fees, expenses or taxes)	23.82%	14.08%	12.66%
Russell 3000 Index (Reflects no deduction for fees, expenses or taxes)	23.81%	13.86%	12.55%

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management serves as investment adviser to the Fund. Mellon Investments Corporation (the “Sub-Adviser”) serves as the investment sub-adviser to the Fund.

Portfolio Managers

The Fund is managed by the Sub-Adviser’s Equity Index Strategies Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are identified below.

Marlene Walker-Smith, a Senior Director and Chief Investment Officer, has been a portfolio manager of the Fund since October 2020.

David France, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Todd Frysinger, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Vlasta Sheremeta, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Michael Stoll, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Buying and Selling Fund Shares

The Fund is an ETF. This means that individual shares of the Fund are listed for trading on a national securities exchange, currently NYSE Arca, Inc. (the “Listing Exchange”), and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com/investments.

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.

WisdomTree Trust Prospectus 85

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

86 WisdomTree Trust Prospectus

WisdomTree U.S. Multifactor Fund

Investment Objective

The WisdomTree U.S. Multifactor Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Multifactor Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.28%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.28%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 29	$ 90	$ 157	$ 356

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Fund’s Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 109% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole.

The Index is generally comprised of 200 U.S. companies with the highest composite scores based on two fundamental factors (value and quality measures) and two technical factors (momentum and correlation). To be eligible for inclusion in the Index, a company must meet the following key criteria as of the quarterly screening date: (i) be monitored by the Index’s third-party index calculation agent; (ii) list shares on a U.S. stock exchange and conduct its Primary Business Activities in the United States; and (iii) have a median daily dollar trading volume of at least $1,000,000 for each of the preceding three months. Only common stocks, real estate investment trusts (“REITs”), tracking stocks and holding companies are eligible for inclusion in the Index. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources.

The top 800 companies by market capitalization that meet the foregoing criteria (the “Starting Universe”) are assigned a score for each of the following, equally-weighted factors:

■	Value – determined by fundamental valuation ratios, e.g., price-to-book, price-to-sales, price-to-earnings

WisdomTree Trust Prospectus 87

■	Quality – determined by static observations and trends of these ratios over time, e.g., return on equity, return on assets
■	Momentum – determined by a stock’s risk adjusted returns over multiple periods of time
■	Low Correlation – incorporates diversification potential of stocks that are less correlated to the market over historical periods

The score for each factor is used to calculate a company’s overall factor score. Companies from the Starting Universe are ranked by their overall factor score, and the top twenty-five percent (25%) (i.e., 200 out of 800 companies) are selected for inclusion in the Index. Companies are weighted in the Index by a combination of their overall factor score and their inverse volatility over the prior 12 months, subject to certain weighting considerations set forth below. For the inverse volatility weighting constituent, the Index methodology determines each company’s volatility (or risk) as measured by standard deviation over the past 12 months, which reflects the average amount a company’s stock price has differed from the mean over that period. Companies with higher overall factor scores and lower volatility (or risk) receive higher weights in the Index and companies with lower overall factor scores and higher volatility (or risk) receive lower weights in the Index.

The Index is reconstituted and rebalanced quarterly. On the Index’s quarterly rebalance date, the maximum weight of any security in the Index is capped at 4% and the sectors are weighted the same as the sector weights in the Starting Universe (i.e., sector neutral). The Index also may adjust the weight of individual constituents on the quarterly screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated pro rata among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector in the Index may fluctuate from the sector neutral weighting, and the weight of an individual constituent in the Index may fluctuate above or below specified caps and thresholds, respectively, between screening dates in response to market conditions.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2025, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Information Technology Sector.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index. As of June 30, 2025, the Index concentrates in companies in the Software & Services group of industries.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
■

Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

88 WisdomTree Trust Prospectus

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■

Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Geographic Investment Risk. The Fund expects to invest most of its assets in the securities of U.S. companies and is therefore, more likely to be impacted by events or conditions affecting the United States.

Investments in the United States
The economic, political, regulatory and other events and conditions that affect issuers and investments in the United States differ significantly from those associated with other countries and regions. For example, routine political events, such as a presidential election, can have a significant effect on the U.S. markets and lead to periods of increased volatility. U.S. financial markets also have become increasingly globalized, hosting participants from all over the world and on a more macro level, becoming more tightly integrated with financial markets around the world. As a result, U.S. financial markets are also increasingly vulnerable to the risks that may affect non-U.S. financial markets. Any event or condition that affects the U.S. economy, whether originating from within or outside of the United States, may have an adverse effect on the Fund’s investments in the United States and thus, the Fund’s performance.

■

Geopolitical Risk. The United States has and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility, have adverse long-term effects on the U.S. and world economies, and disrupt the orderly functioning of securities markets generally, which may negatively impact the Fund’s investments.

■

Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent, or any other party for a period of time or at all, which may have an adverse impact on the Index as well as the Fund and its shareholders. The potential risk of a continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Information Technology Sector Risk. The Fund currently invests a significant portion of its assets in the Information Technology Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Information Technology Sector includes, for example, companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments, and semiconductors and related equipment and materials. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.

WisdomTree Trust Prospectus 89

■	Concentration Risk. To the extent that the Fund’s portfolio is concentrated in the securities of issuers in a particular industry or group of related industries, the Fund may be adversely affected by the performance of those securities, and more susceptible to adverse economic, market, political, or regulatory occurrences affecting that industry or group of related industries. As of June 30, 2025, the Index constituents, and thus the Fund’s investments, are concentrated in securities issued by companies in one or more of the industries comprising the industry group described below. As such, the Fund is subject to the risks affecting the industry group described below. The industries in which the Index constituents, and thus the Fund’s assets, may be concentrated will vary over time.

The industries comprising the Software & Services Industry Group, which include the IT Services Industry and the Software Industry, can be significantly affected by intense competition, aggressive pricing, technological innovations, the availability and price of components, and product obsolescence. The market for products produced by computer software/services companies is characterized by rapidly changing technology, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of computer software/services companies depends in substantial part on the timely and successful introduction of new products and the ability to service such products. Companies in the Software Industry may also be negatively affected by the decline or fluctuation of subscription renewal rates for their products and services, which may have an adverse effect on profit margins, and the actual or perceived security vulnerabilities in their products and services, which may result in individual or class action lawsuits, state or federal enforcement actions and other remediation costs.

■

Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments represented in the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.
■

Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

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Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because mid-capitalization companies are more mature and are subject to slower growth during economic expansion.

■

Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

■

Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

■	Portfolio Turnover Risk. The Fund’s investment strategy may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher transaction costs and the distribution of additional capital gains, which may generate greater tax liabilities for shareholders who hold the shares in taxable accounts. Increased transaction costs and distributions of capital gains may negatively affect the Fund’s performance.

90 WisdomTree Trust Prospectus

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of the Index and the S&P 500 Equal Weight Index, a broad-based securities market index intended to represent the overall domestic equity market. Performance is also shown for the S&P 500 Index and the Russell 3000 Index, each of which represent the investment exposure sought by the Fund. Index returns do not reflect deductions for fees, expenses, or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

The Fund’s year-to-date total return as of June 30, 2025 was 3.80%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	21.77%	2Q/2020
Lowest Return	(22.47)%	1Q/2020

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2024

WisdomTree U.S. Multifactor Fund	1 Year	5 Years	Since Inception June 29, 2017
Return Before Taxes Based on NAV	19.65%	10.91%	11.38%
Return After Taxes on Distributions	19.29%	10.51%	10.99%
Return After Taxes on Distributions and Sale of Fund Shares	11.87%	8.60%	9.19%
WisdomTree U.S. Multifactor Index (Reflects no deduction for fees, expenses or taxes)	20.03%	11.06%	11.52%
S&P 500® Index (Reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	14.49%
Russell 3000 Index (Reflects no deduction for fees, expenses or taxes)	23.81%	13.86%	13.83%
S&P 500® Equal Weight Index (Reflects no deduction for fees, expenses or taxes)	13.01%	10.76%	11.04%

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management serves as investment adviser to the Fund. Mellon Investments Corporation (the “Sub-Adviser”) serves as the investment sub-adviser to the Fund.

WisdomTree Trust Prospectus 91

Portfolio Managers

The Fund is managed by the Sub-Adviser’s Equity Index Strategies Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are identified below.

Marlene Walker-Smith, a Senior Director and Chief Investment Officer, has been a portfolio manager of the Fund since October 2020.

David France, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Todd Frysinger, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Vlasta Sheremeta, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Michael Stoll, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Buying and Selling Fund Shares

The Fund is an ETF. This means that individual shares of the Fund are listed for trading on a national securities exchange, currently Cboe BZX Exchange, Inc. (the “Listing Exchange”), and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com/investments.

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

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Additional Information About the Funds

Additional Information About the Funds’ Investment Objectives

Each Fund, except the U.S. Value Fund and U.S. AI Enhanced Value Fund (collectively, the “Active Funds”), seeks to track the price and yield performance, before fees and expenses, of a particular index (an “Index”) (collectively, the “Index Funds”). Each Index was developed and is maintained by WisdomTree, Inc. (“WisdomTree”), the parent company of WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), which may give rise to potential conflicts of interest. For example, a potential conflict could arise between an affiliated person of WisdomTree Asset Management and a Fund if that entity attempted to use information regarding changes to, and the composition of, its Index to the detriment of the Fund. Additionally, potential conflicts could arise with respect to the personal trading activity of personnel of the affiliated person who may have access to, or knowledge of, pending changes to an Index’s composition methodology or the constituent securities in an Index prior to the time that information is made publicly available. If shared, such knowledge could facilitate “front-running” (which describes an instance in which other persons trade ahead of a Fund). Although the Adviser and WisdomTree have taken steps designed to ensure that these potential conflicts are mitigated (e.g., via the adoption of policies and procedures that are designed to minimize potential conflicts of interest and the implementation of informational barriers designed to minimize the potential for the misuse of information about an Index), there can be no assurance that such measures will be successful.

Each Fund’s investment objective may be changed without a vote of shareholders upon 60 days’ written notice to shareholders.

Additional Information About the Funds’ Investment Strategies

Index Funds. Each Index Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole.

The quantity of holdings in an Index Fund will be based on a number of factors, including asset size of the Fund. In addition, from time to time, securities are added to or removed from a Fund’s Index and consequently the attributes of the Index, such as sectors, industries or countries represented in an Index and weightings, may change. Each Index Fund may sell securities that are represented in its Index, or purchase securities that are not yet represented in its Index, in anticipation of their removal from or addition to its Index or to reflect various corporate actions or other changes to its Index. Between rebalances, an Index (and the Fund seeking to track the Index) may temporarily include constituents that no longer meet the Index’s eligibility criteria. Further, each Index Fund may overweight or underweight securities in the Index, purchase or sell securities not in its Index, or utilize various combinations of other available techniques, in seeking to track its Index.

Index Weighting. Each Index (other than the U.S. Multifactor Index, U.S. Quality Growth Index, U.S. MidCap Quality Growth Index, and U.S. SmallCap Quality Growth Index) is a modified market capitalization weighted index and, therefore, blends features of traditional market capitalization weighted indexes and of fundamentally weighted indexes. Fundamentally weighted indexes weight companies based on a measure of a company’s fundamental value, such as dividends or earnings, or a combination of fundamental and technical factors. The U.S. Multifactor Index is a fundamentally weighted index that weights companies using a combination of a company’s (i) overall factor score, which is comprised of two fundamental factors (value and quality) and two technical factors (momentum and correlation) and (ii) inverse volatility over the twelve months preceding the rebalance. The U.S. Quality Growth Index, U.S. MidCap Quality Growth Index, and U.S. SmallCap Quality Growth Index are market-capitalization weighted indexes, which means companies are weighted based only on their market capitalization. The companies in the other Indexes are weighted first by market capitalization then adjusted by a fundamental factor as described below.

After market capitalization weighting, the U.S. Dividend Indexes (U.S. Dividend Index, U.S. High Dividend Index, U.S. LargeCap Dividend Index, U.S. MidCap Dividend Index, U.S. SmallCap Dividend Index, U.S. Quality Dividend Growth Index, and U.S. SmallCap Quality Dividend Growth Index) adjust each company’s weighting, as necessary, to reflect its dividend-weighting based on cash dividends expected to be paid by the company over the coming year. This means that companies that are expected to pay higher amounts of cash dividends generally will be more heavily weighted in each Index.

After market capitalization weighting, the Core Equity Indexes (U.S. LargeCap Index, U.S. MidCap Index, and U.S. SmallCap Index) adjust each company’s weighting, as necessary, to reflect its earnings-weighting based on its cumulative earnings over the last four fiscal quarters. This means that companies that have higher earnings generally will be more heavily weighted in each Index.

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Each Index’s constituent weighting also is subject at each rebalance to individual and collective weights caps and liquidity adjustments described in the index methodology.

U.S. AI Enhanced Value Fund. The Fund uses an AI model developed by the Fund's Sub-Adviser to select equity securities that exhibit value characteristics. Equities that exhibit value characteristics typically have a lower price-to-book ratio, which measures the value of a company’s assets relative to its stock price; a lower price-to-earnings ratio, which measures a company’s earnings relative to its stock price; and greater free cash flow, which is the cash generated from a company’s revenue or operations after the costs of expenditures have been subtracted.

Non-Principal Information About the Funds’ Investment Strategies

In addition to the investments described in the “Principal Investment Strategies of the Fund” section of the Prospectus, each Fund may invest in other investments that the Adviser and/or the Sub-Advisers believe will help a Fund achieve its investment objective, including cash and cash equivalents and in shares of other investment companies, including WisdomTree Funds.

Temporary Defensive Strategies. Each Active Fund’s investment process is heavily dependent on quantitative models, which do not adjust to take temporary defensive positions. However, each Active Fund reserves the right to invest in U.S. government securities, money market instruments, and cash, without limitation, as determined by the Adviser or Sub-Adviser in response to adverse market, economic, political or other conditions. In the event an Active Fund engages in temporary defensive strategies that are inconsistent with its investment strategies, the Active Fund’s ability to achieve its investment objective may be limited.

Securities Lending. Each Fund participates in a securities lending program administered by a third-party securities lending agent, The Bank of New York, pursuant to which it may lend its portfolio securities in an amount not to exceed one-third (33 1/3%) of the value of its total assets to brokers, dealers and other financial institutions desiring to borrow those securities for a variety of reasons, including to facilitate the pursuit of certain investment strategies or to complete transactions to which the borrower may be committed. To protect a Fund, in part, from the risk of borrower default, the borrowing party provides collateral in an amount at least equal to the market value (plus accrued interest) of the borrowed securities. The collateral will be maintained and marked to market daily by the Fund’s securities lending agent, who will request any shortfall from the borrower. Each Fund has permitted the securities lending agent to invest any collateral received in short-term, highly liquid investments, such as U.S. government securities, repurchase agreements collateralized by U.S. government securities, and government money market funds. The terms of the securities lending program provide that a Fund will receive a portion of the income generated from the loan of its securities and the investment of the collateral received in connection with such loan. In exchange for its services, the securities lending agent also receives a portion of the revenue generated by the securities lending program. While a Fund’s portfolio securities are on loan, the borrower has the right to exercise any voting rights associated with those securities and the right to receive dividends and other distributions on those securities. However, each Fund has the right to recall loaned securities in time to vote on any matter of importance to it, and a borrower is obligated to repay to the Fund the amount of any dividends or distributions received on the loaned securities. Generally, a Fund would recall a loaned security to vote a proxy only if the Adviser believes the matter to be voted on could have a material effect on the Fund or its investment in the loaned securities.

Additional Principal Risk Information About the Funds

This section provides additional information regarding the principal risks described under “Principal Risks of Investing in the Fund” in the Fund Summaries. Risk information may not be applicable to each Fund. Please consult each Fund's Summary sections to determine which risks are applicable to a particular Fund. Each of the factors below could have a negative impact on Fund performance and trading prices.

Active Management Risk

The Active Funds are actively managed using proprietary investment strategies and processes. Each Active Fund is subject to active management or security-selection risk and its performance, therefore, will reflect, in part, the ability of the Sub-Adviser to select investments and to make investment decisions that are suited to achieving a Fund’s investment objective. The Sub-Adviser’s assessment of a particular investment, company, sector or country and/or assessment of broader economic, financial or other macro views, may prove incorrect, including because of factors that were not adequately foreseen, and the selection of investments may not perform as well as expected when those investments were purchased or as well as the markets generally, resulting in Fund losses or underperformance. There can be no guarantee that these strategies and processes will produce the intended results and no guarantee that the Active Funds will achieve their investment objectives or outperform other investment strategies over the short- or long-term market cycles. This risk is exacerbated when an investment or multiple investments made as a result of such decisions are significant relative to an Active Fund’s net assets.

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Concentration Risk

U.S. Multifactor Fund Only. The value of the investments of a Fund that focuses its investments in a particular industry or group of related industries will be highly sensitive to financial, economic, political, and other developments affecting that industry or group of related industries, and conditions that negatively impact those industries will have a greater impact on the Fund as compared with a fund that does not have its holdings similarly concentrated. Events negatively affecting the industries in which a Fund has invested are therefore likely to cause the value of the Fund’s shares to decrease, perhaps significantly. As of June 30, 2025, the Index constituents, and thus the Fund’s investments, are concentrated in securities issued by companies in one or more of the industries comprising the industry group described below. The industries in which Index constituents, and thus a Fund’s assets, may be concentrated may vary over time.

The Fund currently invests a significant portion of its assets in the Software & Services Industry Group within the Information Technology Sector. The Software & Services industry group can be significantly affected by intense competition, aggressive pricing, technological innovations, the availability and price of components, and product obsolescence. The market for products produced by computer software/services companies is characterized by rapidly changing technology, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of computer software/services companies depends in substantial part on the timely and successful introduction of new products and the ability to service such products. The Software & Services Industry Group includes companies that provide information technology consulting and information management services, companies that provide infrastructure for the internet industry, such as data centers, companies focused on the development of specialized applications for use by businesses and consumers, companies engaged in bitcoin mining, and companies that develop and produce software for operating systems and platforms. Certain of these companies may be negatively affected by the decline or fluctuation of demand for their products and services, which may have an adverse effect on profit margins. Companies in the systems software industry may be adversely affected by, among other things, actual or perceived security vulnerabilities in their products and services, which may result in individual or class action lawsuits, state or federal enforcement actions and other remediation costs. Many computer software/services companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by companies to protect their proprietary rights will prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior.

Cybersecurity Risk

The Funds and their service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Funds in many ways, including, but not limited to, disruption of a Fund’s operational capacity, loss of proprietary information, theft or corruption of data maintained online or digitally, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting a Fund’s third-party service providers, including the Adviser, Sub-Adviser, administrator, custodian, and transfer agent, may subject a Fund to many of the same risks associated with direct cybersecurity breaches and adversely impact the Fund. For instance, cyber-attacks may impact a Fund’s ability to calculate its NAV, cause the release of confidential business information, impede trading, cause a Fund to incur additional compliance costs associated with corrective measures, subject a Fund to regulatory fines or other financial losses, and/or cause reputational damage to a Fund. Cybersecurity breaches of market makers, Authorized Participants, or the issuers of securities in which a Fund invests also could have material adverse consequences on a Fund’s business operations and cause financial losses for a Fund and its shareholders. While the Funds and their service providers have established business continuity plans and risk management systems designed to address cybersecurity risks, prevent cyber-attacks, and mitigate the impact of cybersecurity breaches, there are inherent limitations on such plans and systems. In addition, the Funds have no control over the cybersecurity protections put in place by their service providers or any other third parties whose operations may affect the Funds or their shareholders.

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Geographic Investment Risk

Each Fund expects to invest most of its assets in the securities of U.S. companies and is therefore, more likely to be impacted by events or conditions affecting the United States.

Investments in the United States

The economic, political, regulatory, and other events and conditions that affect issuers and investments in the United States differ significantly from those associated with other countries and regions. For example, routine political events, such as a presidential election, can have a significant effect on the U.S. markets and lead to periods of increased volatility. U.S. financial markets also have become increasingly globalized, hosting participants from all over the world and on a more macro level, becoming more integrated with financial markets around the world. As a result, U.S. financial markets are also increasingly vulnerable to the risks that may affect non-U.S. financial markets. A Fund’s investments in the United States are particularly subject to the risk that they, and the U.S. economy more generally, will be adversely affected by a decrease in imports or exports, changes in trade regulations, inflation, and/or an economic recession in the United States. Relatedly, the extensive economic sanctions levied against Russia by a multilateral coalition, including the United States, in response to Russia’s invasion of Ukraine in February 2022, have adversely affected and may continue to adversely affect specific U.S. companies and sectors that previously engaged with Russia, such as certain financial institutions with exposure to Russia and companies dependent on raw materials previously sourced from Russia. There also remains a concern that reduced energy supplies from Russia could lead to higher gas prices and exacerbate inflation in the United States. In addition, proposed and adopted policy and legislative changes in the United States have changed and may continue to change many aspects of financial, public health, environmental, and other regulation. Certain of these changes may have a significant effect, either positive or negative, on U.S. markets and issuers, including issuers in which a Fund may invest. A Fund’s investments in the United States also may be adversely affected by any one of several geopolitical risks to which the United States is subject, including its precarious strategic competitive relationship with China, increasing environmental and climate risk, and the ever-increasing threat of damaging cyberattacks. The United States has also experienced elevated debt levels and increased internal political discord, as well as significant challenges in managing and containing the outbreak of COVID-19. If these trends were to continue or any of the other risks were to manifest, whether due to conditions or an event originating from within or outside of the United States, it may have an adverse effect on a Fund’s investments in the United States and thus, a Fund’s performance.

Geopolitical Risk

The United States has and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues, and/or systemic market dislocations (including due to events outside of the United States) that have led, and in the future may lead, to increased short-term market volatility and have adverse long-term effects on the U.S. and world economies and markets generally. Such geopolitical events also may disrupt the orderly functioning of the securities markets globally. Each of the foregoing may negatively impact the Fund’s investments.

Index and Data Risk

The Index Funds, which employ a “passive management” - or indexing - investment approach, seek to track the price and yield performance, before fees and expenses, of the applicable Index. The Index Provider has developed an index methodology that describes both the objective of the Index and the rules pursuant to which the Index is constructed and maintained to seek to achieve its objective. Each Index, however, may not achieve its objective or perform as intended for a variety of reasons, even when constructed and maintained consistently with its rules-based index methodology. As a result, none of the Index Provider, its affiliates or agents, or any contributor of data considered in determining the composition or price of an Index, including the independent Index calculation agent, provide any warranty or accept any liability with regard to the quality, accuracy or completeness of an Index, its calculation, its valuation, or any related data, nor does any such entity guarantee that an Index will achieve its objective. The Index Provider is not obligated to consider a Fund’s interests or those of its shareholders when administering an Index. In addition, the Index Provider may make adjustments to an Index or cease making an Index available without regard to the particular interests of a Fund or its shareholders. Any such decision by the Index Provider may be disruptive to the management of a Fund and adversely affect its performance. The structure and composition of an Index will affect the performance, volatility, and risk of the Index, but also the applicable Fund. Errors in Index data, Index computations, or the construction or adjustment of an Index in accordance with its index methodology may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent, or other appropriate party for a period of time or at all, which may have an adverse impact on an Index Fund and its shareholders. Each Index may be particularly vulnerable to the risk of an ongoing or sustained error because it generally is not used as a benchmark by other funds or managers. An Index error may result in the inclusion or exclusion of constituent securities in the Index or the weighting of constituent securities in the Index that would have been different had data or other information been correct or complete, which may lead to a different investment outcome than would have been the case had such error not occurred. Index errors, as well as the length of time between an Index’s and a Fund’s regular rebalance and/or reconstitution events, may result in the Fund holding for a period of time, securities or other investments that have become inconsistent with its investment strategies and/or investment criteria. The Adviser and Sub-Adviser seek to manage each Index Fund to track the performance of its Index even in circumstances where it may be determined that the Index composition was not accurate. Consequently, losses or costs associated with an Index error and other related risks may be borne by the applicable Fund and its shareholders, and neither the Adviser, Sub-Advisers, nor their affiliates or agents make any representations or warranties regarding the performance or administration of an Index. The management of each Index Fund is dependent on the operation of its Index. If the computers or other facilities of the Index Provider, Index calculation agent, Index data providers, if any, and/or other Index-related service provider malfunction for any reason, calculation and dissemination of Index values and any scheduled adjustments to the composition of the Index may be delayed. Depending on the duration of the delay, such event may necessitate suspending trading in an Index Fund’s shares until normal operation of the Index resumes.

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Investment Risk

As with all investments, an investment in a Fund is subject to loss. Investors in a Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time. An investment in a Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment Style Risk

Each Index Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. An Index Fund does not attempt to outperform its Index or take defensive positions in declining markets unless the Index is taking similar positions. As a result, each Index Fund’s performance may be adversely affected by a general decline in the market segments represented in its Index. The returns from the types of securities in which an Index Fund invests may underperform returns from the various general securities markets or different asset classes. This may cause an Index Fund to underperform other investment vehicles that invest in different asset classes. Different types of securities (e.g., large-, mid-, and small-capitalization stocks) tend to go through cycles of doing better – or worse – than the general securities markets. In the past, these periods have lasted for as long as several years.

Dividend Paying Securities Risk

Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by a Fund (which may be due to forces outside of a company’s control, such as political, social or other pressures) or the capital resources available for such company’s dividend payments may adversely affect the Fund. In the event a company reduces or eliminates its dividend, a Fund may not only lose the dividend payout but the stock price of the company may also fall.

Growth Investing Risk

Growth stocks, as a group, may be out of favor with the market and underperform value stocks or the overall equity market. Growth stocks generally are priced higher than non-growth stocks, in relation to the issuer’s earnings and other measures, because investors believe they have greater growth potential, but there is no guarantee that their growth potential will be realized. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their prices are based heavily on future expectations. If investors believe an issuing company’s future earnings expectations will not be met, growth stock prices can decline rapidly and significantly. An investment in growth stocks may also be susceptible to rapid price swings during periods of economic uncertainty.

Value Investing Risk

Value stocks, as a group, may be out of favor with the market and underperform growth stocks or the overall equity market. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. Value investing focuses on companies whose stocks appear undervalued, but value stocks may not realize their perceived intrinsic value for extended periods of time or may never realize their perceived intrinsic value.

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Issuer-Specific Risk

Changes in the actual or perceived financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security’s or instrument’s value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Issuer-specific events can have a negative impact on the value of a Fund.

Market Capitalization Risk

Large-Capitalization Investing

The securities of large-capitalization companies may underperform securities of smaller companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and, therefore, subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Mid-Capitalization Investing

The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because mid-capitalization companies are more mature and are subject to slower growth during economic expansion. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole. Some mid-capitalization companies have limited product lines, markets, financial resources, and management personnel and tend to concentrate on fewer geographical markets relative to large-capitalization companies.

Small-Capitalization Investing

The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some small-capitalization companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies. Small-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs, and earnings.

Market Risk

The trading prices of securities, including shares of a Fund, and other instruments may fluctuate, at times significantly, in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market, and economic developments, including, but not limited to, changes in interest rates, government regulation, and the outlook for economic growth or recession, as well as events that impact specific issuers, such as changes to an issuer’s actual or perceived creditworthiness. As a result of these and other factors, investors could lose money on their investment in a Fund.

Recent Events

The value of a Fund’s investments may be adversely affected by recent and current events occurring outside of the United States, including those affecting foreign markets (including extreme volatility, depressed valuations, and decreased liquidity), significant geopolitical events (including armed conflicts, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies (including pandemics such as the COVID-19 pandemic), among other events. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Hamas, and other militant groups in the Middle East, and related sanctions and trading restrictions have caused significant market disruptions and volatility within the markets in Russia, Europe, the Middle East, and the United States. Similarly, changes in U.S. policy may also introduce heightened risks, including economic policy and market risks, such as with the imposition of tariffs and other trade-related initiatives that could disrupt the market globally. Trade disputes and retaliatory actions, such as embargoes and other trade limitations, may reduce the profitability of companies in which a Fund invests, lead to a significant reduction in international trade, and adversely affect the growth of the global economy. The extent and duration of these and similar conflicts, policy initiatives, and tensions are impossible to predict, and they could result in significant market disruptions, including with respect to certain industries or sectors, such as the oil and the natural gas markets, and may negatively affect global supply chains, inflation, and global growth. These conflicts, policy initiatives, and tensions could adversely affect the value of certain Fund investments, as well as a Fund’s performance and liquidity, even if the Fund does not have direct investment exposure to a country involved in a particular conflict or industry directly affected by trade restrictions.

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Models and Data Risk

In implementing the Active Funds’ investment strategies, the Adviser utilizes investment models that may be proprietary or developed by third parties. These models are used to help select a Fund’s investments. A Fund is subject to the risk that its investment model may not perform as intended, including because the model may not adequately take into consideration certain factors relevant to a Fund’s investment strategy, investments, or the market environment, contains design flaws or incorporates faulty assumptions, or is informed by inaccurate or incomplete data, any of which may adversely affect the value of a Fund. Models rely on accurate market data inputs among other inputs. If inaccurate or incomplete market data is entered into a model, the results produced by the models will be incorrect. Inaccurate or incomplete data could be attributable to a variety of causes, including lack of publicly available data, data entry errors or incorrect calculations, the application of erroneous or incomplete criteria screens to collect and compile model data, or an interruption in a third party’s ability to provide such data for use by a model. Errors in the data, assumptions and/or the design of the model may occur from time to time and may not be identified and/or corrected by the Sub-Adviser or the Adviser for a significant period or at all, which may magnify the adverse effect on the Fund of any investment decisions made in reliance on the erroneous model results. In addition, those models that include a predictive element may incorrectly assess future events or market conditions, and models that seek to evaluate securities or securities markets based on certain market-related assumptions may not be able to precisely evaluate a particular security affected by events unforeseen or not assumed by the model.

In addition, the U.S. AI Enhanced Value Fund uses an investment model that is AI-based and designed to identify companies expected to deliver outperformance based on its processing of and identification of patterns in an extensive amount of historical market data. The model’s use of AI heightens the aforementioned risks. For example, the success of the investment model is primarily driven by its ability learn from the data input into the model. As a result, the Fund is subject to the risks that the AI element fails to learn and develop as expected, reaches erroneous conclusions, and/or is constrained by human intervention. Any of these circumstances may lead to investment decisions or the inclusion or exclusion of securities that adversely affect the value of the Fund.

Non-Correlation Risk

As with all index funds, the performance of an Index Fund and the Index may vary somewhat for a variety of reasons. For example, each Index Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, an Index Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index or may be subject to pricing differences, differences in the timing of dividend accruals, operational inefficiencies, and the need to meet various new or existing regulatory requirements. For example, it may take several business days for additions and deletions to an Index to be reflected in the portfolio composition of an Index Fund. The use of sampling techniques may affect an Index Fund’s ability to achieve close correlation with the Index. By using a representative sampling strategy, an Index Fund generally can be expected to have a greater non-correlation risk and this risk may be heightened during times of market volatility or other unusual market conditions. In addition, when markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the Index tracking risk.

Non-Diversification Risk

Each Fund is considered to be non-diversified. This means that each Fund may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase a Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on a Fund’s performance. However, each Fund intends to satisfy the asset diversification requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), for qualification as a regulated investment company (“RIC”). See the “Taxes – Qualification as a Regulated Investment Company” section of the Statement of Additional Information (the “SAI”) for detail regarding the asset diversification requirements.

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Portfolio Turnover Risk

The U.S. AI Enhanced Value Fund’s, U.S. Multifactor Fund’s, and U.S. Value Fund’s investment strategies may result in a high portfolio turnover rate. Higher portfolio turnover may result in a Fund paying higher levels of transaction costs and the distribution of additional capital gains, which generate greater tax liabilities for shareholders. These factors may negatively affect a Fund’s performance.

Sector Risks

Communication Services Sector Risk

The Communication Services Sector consists of companies that facilitate communication and offer content and information through various types of media, such as telecom and media companies, and certain internet retailers and software companies. Telecom companies include wireless and fixed-line telecommunications service providers and companies that provide high-density data transmission services through high bandwidth or fiber-optic cable networks. Media companies include broadcasting corporations, cable and satellite companies, advertising and publishing companies, and movie and entertainment companies. Other companies in this sector either provide internet software and services, such as social media platforms, search engines, and on-line streaming services, or home entertainment software, such as video games and digital entertainment. The Communication Services Sector is characterized by increasing competition and regulation by various regulatory authorities. Challenges facing companies in this sector include distressed cash flows due to the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology, technological innovations that make existing products and services obsolete, and satisfying consumer demand. Further, while all companies are subject to cyber security threats, companies in the Communication Services Sector may attract greater attention from hackers and be more susceptible to network security breaches and the theft of proprietary or customer information than other companies, which may have an adverse financial impact on companies in this sector.

Consumer Discretionary Sector Risk

The Consumer Discretionary Sector includes, for example, automobile, textile and retail companies, as well as hotels, restaurants, and other leisure facilities. This sector can be significantly affected by, among other things, changes in domestic and international economies, exchange and interest rates, worldwide demand, supply chain constraints, competition, consumers’ disposable income levels, propensity to spend and consumer preferences, social trends, and marketing campaigns. Companies in the Consumer Discretionary Sector have historically been characterized as relatively cyclical and therefore more volatile in times of change.

Consumer Staples Sector Risk

The Consumer Staples Sector includes, for example, food and drug retail and companies whose primary lines of business are food, beverage, and other household items, including agricultural products. This sector can be affected by, among other things, changes in price and availability of underlying commodities, rising energy prices, and global economic conditions. Unlike the Consumer Discretionary Sector, companies in the Consumer Staples Sector have historically been characterized as non-cyclical in nature and therefore less volatile in times of change.

Financials Sector Risk

To the extent a Fund invests significantly in securities of, or financial instruments tied to the performance of, companies in the Financials Sector, it is subject to the risk that the Financials Sector will underperform the market as a whole due to adverse regulatory developments, market conditions or similar events affecting the Financials Sector. The Financials Sector includes companies involved in a wide variety of financial activities, including, for example, banking, consumer finance, asset management, investment banking and brokerage, insurance brokerage, reinsurance, residential and commercial mortgage servicing, and the operation of financial exchanges. Companies in the Financials Sector are subject to extensive government regulation and intervention, adverse market conditions, and increased competition, all of which may adversely affect the scope of their activities, the fees and interest rates they can charge, the amount of capital and liquid assets they must maintain, the financial commitments that they can make, profitability, and, potentially, their size. Adverse regulation or market conditions may affect the Financials Sector as a whole or specific industries or sub-industries within the Financials Sector. For example, companies in the Banks Industry, a separate industry within the Financials Sector, were particularly affected by recent market conditions that contributed to the failure of multiple regional banks. In addition, the deterioration of particular segments of the market, such as the credit market, may have particularly far-reaching and adverse effects across the Financials Sector. Events affecting the Financials Sector in the recent past resulted in an unusually high degree of volatility in the financial markets, both domestic and foreign, and caused certain companies within the sector to incur large losses further exacerbating the adverse performance of the sector as a whole. The Financials Sector is also a target for cyberattacks. Cybersecurity incidents and technology malfunctions and failures have become increasingly frequent and have caused significant losses to companies in the Financials Sector.

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Health Care Sector Risk

The Health Care Sector includes, for example, biotechnology, pharmaceutical, health care facilities, and health care equipment and supply companies. This sector can be significantly affected by, among other things, lapsing patent protection, technological developments that make drugs obsolete, government regulation, price controls, and approvals for drugs.

Industrials Sector Risk

The Industrials Sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economic growth, exchange rates, commodity prices, government and corporate spending, supply and demand for specific products and manufacturing, rapid technological developments, international political and economic developments, environmental issues, and tax and governmental regulatory policies. As the demand for, or prices of, industrials increase, the value of a Fund’s investments generally would be expected to also increase. Conversely, declines in the demand for, or prices of, industrials generally would be expected to contribute to declines in the value of such securities. Such declines may occur quickly and without warning and may negatively impact the value of a Fund and your investment.

Information Technology Sector Risk

The Information Technology Sector includes, for example, companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments, and semiconductors and related equipment and materials. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation. Challenges facing companies in the Information Technology Sector include distressed cash flows due to the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology, technological innovations that make existing products and services obsolete, and satisfying consumer demand.

Shares of the Funds May Trade at Prices Other Than NAV

As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of a Fund will not materially differ from a Fund’s NAV, there may be times when the market price and the NAV vary significantly, including due to timing reasons, perceptions about the NAV, supply and demand of a Fund’s shares (including disruptions in the creation/redemption process), during periods of market volatility and/or other factors. Thus, you may pay more (or less) than NAV when you buy shares of a Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market. If an investor purchases Fund shares at a time when the market price is at a premium to the NAV of the Fund’s shares or sells at a time when the market price is at a discount to the NAV of the Fund’s shares, an investor may sustain losses. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

Additional Non-Principal Risk Information

Trading. Although each Fund’s shares are listed for trading on NYSE Arca, Inc., NASDAQ, or Cboe BZX Exchange, Inc. (each a “Listing Exchange”) and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Listing Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. The trading market in a Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for a Fund’s holdings or due to irregular trading activity in the markets. Trading in shares may be halted due to market conditions or for reasons that, in the view of the Listing Exchange, make trading in shares inadvisable. In addition, trading in shares on the Listing Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Listing Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Listing Exchange necessary to maintain the listing of a Fund will continue to be met or will remain unchanged or that Fund shares will trade with any volume, or at all, on any stock exchange.

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Costs of Buying or Selling Shares. Investors buying or selling a Fund’s shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of a Fund’s shares. In addition, secondary market investors also will incur the cost of the difference between the price that an investor is willing to buy shares (the “bid” price) and the price at which an investor is willing to sell shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread for a Fund’s shares varies over time based on the trading volume and market liquidity of a Fund’s shares and in some cases, the trading volume and market liquidity of a Fund’s holdings. Increased trading volume and market liquidity generally have the effect of reducing a fund’s bid/ask spread. Further, a relatively small investor base, asset swings, and/or increased market volatility may increase a fund’s bid/ask spread. Shares of the Funds, similar to shares of other issuers listed on a securities exchange, may be sold short and are, therefore, subject to the risk of increased volatility associated with short selling. Due to the costs of buying or selling a Fund’s shares, including bid/ask spreads, frequent trading of a Fund’s shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly trading small investments.

Securities Lending. Securities lending subjects the Funds to the risk that the borrower of its securities may fail to return the loaned securities or deliver the proper amount of collateral, which may result in a loss to the Funds. In addition, in the event of the bankruptcy of or other default by the borrower, the Funds could experience losses or delays in recovering the loaned securities or foreclosing on collateral. In some cases, these risks may be mitigated by the indemnification provided by a Fund’s securities lending agent. It also is possible that a Fund’s securities lending agent could experience financial difficulties or bankruptcy. Should such circumstances arise, the Funds may not receive the fees it has earned and is owed under the securities lending program, and may have difficulty and confront delays in retrieving its loaned securities and/or collateral. In addition, although a Fund receives and invests cash collateral in a conservative manner, it is possible that it could lose money from such an investment or fail to earn sufficient income from its investment to cover the fee or rebate that it has agreed to pay the borrower.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Funds may have a limited number of financial institutions that may serve as Authorized Participants. Only Authorized Participants who have entered into agreements with the Distributor (as defined below) may engage in creation or redemption transactions directly with the Funds. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. A Fund’s shares may trade at a prolonged and material premium or discount to NAV (or not trade at all) and possibly face trading halts and/or delisting if either of the following events occur: (i) Authorized Participants exit the business, experience a significant business disruption (including through the types of disruptions described under “Cybersecurity Risk” and “Operational Risk”), or otherwise become unable or unwilling to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business, experience a significant business disruption (including through the types of disruptions described under “Cybersecurity Risk” and “Operational Risk”), or significantly reduce their business activities and no other entities step forward to make and support markets in a Fund’s shares or otherwise facilitate liquidity in the markets.

This risk may be heightened to the extent that a Fund invests in derivatives or securities that trade on foreign exchanges or in markets that require foreign securities settlement and/or because Authorized Participants may be required to post collateral in relation to securities settlement, which only certain Authorized Participants may be able to do or are interested in doing.

Operational Risk. The Funds and their service providers, including the Adviser, Sub-Adviser, administrator, custodian, and transfer agent, may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, and technology or systems failures, any of which may have an adverse effect on the management or operations of the Funds, including its ability to create and redeem shares. Although the Funds and their service providers seek to mitigate these operational risks through their internal controls and operational risk management processes, these measures may not identify or may be inadequate to address all such risks.

Portfolio Holdings Information

Information about each Fund’s daily portfolio holdings, including their identities and quantities, is available at www.wisdomtree.com/investments. Each Fund also discloses its complete portfolio holdings as of the end of its fiscal year (March 31) and its second fiscal quarter (September 30) in its reports to shareholders. Each Fund files its complete portfolio holdings as of the end of its first and third fiscal quarters (June 30 and December 31, respectively) with the SEC in Part F of Form N-PORT no later than 60 days after the relevant fiscal period. You can find the SEC filings on the SEC’s website, www.sec.gov, or by calling WisdomTree Trust at 1-866-909-WISE (9473). A summary of each Fund’s portfolio holdings disclosure policies and procedures is included in the SAI.

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Management

Investment Adviser

As the Adviser, WisdomTree Asset Management has overall responsibility for the general management and administration of the WisdomTree Trust (the “Trust”), including each of its separate investment portfolios called “Funds.” WisdomTree Asset Management is a registered investment adviser with offices located at 250 West 34th Street, 3rd Floor, New York, New York 10119, and is a leader in ETF management. As of June 30, 2025, WisdomTree Asset Management had assets under management totaling approximately $85.2 billion. WisdomTree, Inc. (“WisdomTree”)* is the parent company of WisdomTree Asset Management.

WisdomTree Asset Management provides and oversees the implementation of an investment program for each Fund. WisdomTree Asset Management also provides proactive oversight of the Sub-Advisers, defined below, including daily monitoring of each Sub-Adviser’s purchase and sale of Fund holdings, and regular review of each Sub-Adviser’s investment performance. In addition, WisdomTree Asset Management arranges for sub-advisory, transfer agency, custody, fund administration, securities lending, and all other non-distribution-related services necessary for the Funds to operate.

*	“WisdomTree” is a registered mark of WisdomTree and has been licensed for use by the Trust.

For the fiscal year ended March 31, 2025, the Funds paid management fees to the Adviser, as a percentage of average daily net assets, in the amounts listed below.

Name of Fund	Management Fee
U.S. Total Dividend Fund	0.28%
U.S. High Dividend Fund	0.38%
U.S. AI Enhanced Value Fund	0.38%
U.S. LargeCap Dividend Fund	0.28%
U.S. MidCap Dividend Fund	0.38%
U.S. SmallCap Dividend Fund	0.38%
U.S. Quality Dividend Growth Fund	0.28%
U.S. Quality Growth Fund	0.28%
U.S. MidCap Quality Growth Fund	0.38%
U.S. SmallCap Quality Growth Fund	0.38%
U.S. SmallCap Quality Dividend Growth Fund	0.38%
U.S. Value Fund	0.12%
U.S. LargeCap Fund	0.08%
U.S. MidCap Fund	0.38%
U.S. SmallCap Fund	0.38%
U.S. Multifactor Fund	0.28%

Pursuant to the terms of the Investment Advisory Agreement between the Trust, on behalf of the Funds, and the Adviser (the “Investment Advisory Agreement”) for each Fund, WisdomTree Asset Management has agreed to pay generally all expenses of each Fund, subject to certain exceptions. For a detailed description of the Investment Advisory Agreement, please see the “Management of the Trust” section of the SAI. Pursuant to a separate contractual arrangement, WisdomTree Asset Management arranges for the provision of chief compliance officer (“CCO”) services with respect to each Fund, and is liable and responsible for, and administers payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WisdomTree Asset Management receives a fee of up to 0.0044% of each Fund’s average daily net assets for providing such services and paying such expenses. WisdomTree Asset Management provides CCO services to the Trust.

The basis for the Board of Trustees’ (the “Board”) approval of the Investment Advisory Agreement for each Fund is available in the Trust’s Semi-Annual Financial Statements and Other Information for the period ended September 30, 2024, which is included as part of each Fund’s Form N-CSR.

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Sub-Advisers

Mellon Investments Corporation (“Mellon”): Mellon is responsible for the day-to-day management of each Fund, except for the U.S. AI Enhanced Value Fund. Mellon, a registered investment adviser, is a leading innovator in the investment industry and manages global quantitative-based investment strategies for institutional and private investors. Its principal office is located at 500 Ross Street, Pittsburgh, Pennsylvania 15258. As of March 31, 2025, Mellon had assets under management totaling approximately $901.6 billion. Mellon is an independently operated indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company. Mellon chooses each Fund’s portfolio investments and places orders to buy and sell the portfolio investments. WisdomTree Asset Management pays Mellon for providing sub-advisory services to each of the Funds sub-advised by Mellon.

Voya Investment Management Co. LLC (“Voya IM”): Voya IM is responsible for the day-to-day management of the U.S. AI Enhanced Value Fund. Voya IM, a registered investment adviser, is a leading innovator in the investment industry and manages global quantitative-based investment strategies for institutional and private investors. Its principal office is located at 200 Park Avenue, New York, New York 10166. As of March 31, 2025, Voya IM had assets under management totaling approximately $342 billion.1 The Sub-Adviser is a wholly-owned indirect subsidiary of Voya Financial, Inc., a publicly traded financial holding company. Voya IM chooses the portfolio investments of the Fund and places orders to buy and sell the portfolio investments. WisdomTree Asset Management pays Voya IM for providing sub-advisory services to the Fund.

All Funds. The basis for the Board’s approval of the Investment Sub-Advisory Agreement for each Fund is available in the Trust’s Semi-Annual Financial Statements and Other Information for the period ended September 30, 2024.

WisdomTree Asset Management may hire one or more sub-advisers to perform the day-to-day portfolio management activities for the Funds, subject to its oversight. WisdomTree Asset Management and the Trust have received an exemptive order from the SEC that permits, among other things, WisdomTree Asset Management, with the approval of the Independent Trustees of the Trust, to hire unaffiliated investment sub-advisers for each Fund without submitting the sub-advisory agreement to a vote of the Fund’s shareholders. The Trust, however, would notify shareholders in the event a new sub-adviser is hired or an existing sub-adviser is terminated and/or replaced. WisdomTree Asset Management has ultimate responsibility for the investment performance of the Funds due to its responsibility to oversee any sub-adviser and recommend its hiring, termination, and replacement.

[1]	Voya IM assets of $342 billion are calculated on a market value basis for all accounts. Voya IM assets of $345 billion, as reported in Voya Financial SEC filings, represent revenue generating assets for which Voya Investment Management LLC and the registered investment advisers it wholly owns, has full discretionary investment management responsibility.

Portfolio Managers

Mellon

Each Mellon Fund is managed by Mellon’s Equity Index Strategies portfolio management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Funds’ portfolios are identified below.

Marlene Walker-Smith, a Senior Director and Chief Investment Officer, has been with Mellon since 1995. Ms. Walker-Smith oversees both the Equity Index and Fixed Income Index Portfolio Management Teams. Previously, she served as a Senior Director, Head of Equity Index Portfolio Management and equity trader for Mellon. Prior to joining the firm, Ms. Walker-Smith was a trader for Banc One Investment Advisors Corporation and a brokerage services manager for Mid Atlantic Capital Corporation. She has been in the investment industry since 1990. Ms. Walker-Smith earned an MBA in finance from the University of Pittsburgh and a BA in history and Russian from Washington & Jefferson College.

David France, CFA, a Senior Vice President, has been with Mellon since 2009. Mr. France is a senior portfolio manager and team manager in the equity index portfolio management group. He manages and leads a team of portfolio managers responsible for US and non-US equity index portfolios. Prior to joining the firm, he was an investment advisor with PNC Wealth Management. Previously, he worked as an investment analyst with Greycourt, an independent advisory firm serving wealthy families and foundations, and before that he held various fixed income and equity support positions at T. Rowe Price. He has been in the investment industry since 1995. Mr. France earned an MS in finance from Loyola University Maryland and a BSBA in accounting from Duquesne University. He holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.

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Todd Frysinger, CFA, a Senior Vice President, has been with Mellon since 2007. Mr. Frysinger is a senior portfolio manager and team manager in the equity index portfolio management group. He manages and leads a team of portfolio managers responsible for US and non-US equity index portfolios. Prior to joining the firm, Mr. Frysinger served as assistant portfolio manager for Mellon Financial Corporation’s Corporate Treasury group, managing fixed income investment portfolios. He has been in the investment industry since 1996. Mr. Frysinger earned an MS in finance from Boston College and a BS in finance and management from Elizabethtown College. He holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.

Vlasta Sheremeta, CFA, a Senior Vice President, has been with Mellon since 2011. Ms. Sheremeta is a senior portfolio manager and team manager in the equity index portfolio management group. She manages and leads a team of portfolio managers responsible for US and non-US equity index portfolios. Prior to joining the firm, she provided trade execution support to the FX trading desk at BNY Mellon. She has been in the investment industry since 2010. Ms. Sheremeta earned an MBA from Carnegie Mellon University and a BS in business administration from the University of Pittsburgh. She holds the CFA® designation and is a member of the CFA Institute and the CFA Society of Pittsburgh.

Michael Stoll, a Senior Vice President, has been with Mellon since 2005. Mr. Stoll is a senior portfolio manager and team manager in equity index portfolio management group. He manages and leads a team of portfolio managers responsible for US and non-US equity index portfolios. Prior to joining the firm, he was a senior manager in consulting engineering at Northgate Environmental Management. He has been in the investment industry since 2005. Mr. Stoll earned an MBA and an MS in geotechnical engineering from the University of California at Berkeley and a BS in civil engineering from the University of California at Irvine.

Voya IM

U.S. AI Enhanced Value Fund

The Fund is managed by Voya IM’s Quantitative Equities Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.

Vincent Costa is Chief Investment Officer, Equities, at Voya IM. He is also the Head of the Global Quantitative Equity Team and serves as a portfolio manager for the active quantitative and fundamental large cap value strategies. Previously at Voya IM, he was the Head of Portfolio Management for Quantitative Equity. Prior to joining Voya IM, he managed quantitative equity investments at both Merrill Lynch Investment Management and Bankers Trust Company. Mr. Costa earned an MBA in finance from New York University’s Stern School of Business and a BS in quantitative business analysis from Pennsylvania State University, and he is a CFA® Charterholder.

Russell Shtern is a Portfolio Manager – Machine Intelligence at Voya IM. Prior to joining Voya IM, he was a senior portfolio manager for Franklin Templeton Investment Solutions group from October of 2020. Mr. Shtern was responsible for managing smart beta and active multi-factor equity strategies. Prior to Franklin Templeton, he was head of equity portfolio management and trading and a member of the global equity management team for QS Investors (Legg Mason affiliate), a quantitative multi-asset and equity manager. Before joining QS Investors in 2010, Mr. Shtern was a member of its predecessor, Deutsche Asset Management Quantitative Strategies group, where he served as a lead portfolio manager for Diversification Based Investing Equity and Tax Managed Equity strategies. Prior to this, he spent 3 years at Deutsche Bank Securities supporting equity derivatives and global program trading efforts. Mr. Shtern holds a bachelor of business administration with honors from Pace University, with a concentration in finance and a minor in economics. He also holds the CFA® designation.

The Funds’ SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of shares in the Funds.

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Additional Information on Buying and Selling Fund Shares

Most investors will buy and sell shares of the Funds in secondary market transactions through broker-dealers at market prices, which may be greater than (premium) or less than (discount) the NAV of the Funds’ shares. Shares of the Funds trade on the Listing Exchange and elsewhere during the trading day and can be bought and sold throughout the trading day like other shares of publicly traded securities. When buying or selling shares through a broker, most investors will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered prices in the secondary market for shares. Shares of the Funds trade under the trading symbols listed on the cover of this Prospectus. Recent information regarding a Fund’s NAV, market price, premiums and discounts, and bid/ask spreads is available on the Fund’s website at www.wisdomtree.com/investments.

Share Trading Prices

Transactions in Fund shares will be priced at NAV only if you are an institutional investor (e.g., broker-dealer) that has signed an agreement with the Distributor (as defined below) and you thereafter purchase or redeem shares directly from a Fund in Creation Units. As with other types of securities, the trading prices of shares in the secondary market can be affected by market forces such as supply and demand, economic conditions and other factors. The price you pay or receive when you buy or sell your shares in the secondary market may be more or less than the NAV of such shares.

Determination of Net Asset Value

The NAV of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the Listing Exchange, generally 4:00 p.m., New York Time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Each Fund’s net assets are comprised of its portfolio securities and other investments and assets, including cash and net investment income and realized and unrealized capital gains that have previously been earned but not yet distributed. As a result, when a shareholder purchases shares of a Fund, part of the NAV is often comprised of such income and gains prior to the purchase, which are included in the purchase price paid by the shareholder. Further, any payment of an income dividend or distribution of capital gains will result in a decrease in a Fund’s NAV.

In calculating its NAV, a Fund generally values: (i) equity securities (including common stocks and preferred stock) traded on any recognized U.S. or non-U.S. exchange at the last sale price or official closing price on the exchange or system on which they are principally traded; (ii) unlisted equity securities (including preferred stock) at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price; and (iii) fixed income securities at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. In addition, a Fund may invest in money market funds which are valued at their NAV per share and affiliated ETFs which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the affiliated ETF has not traded on its principal exchange.

Pursuant to Board-approved valuation procedures established by the Trust and the Adviser, the Board has appointed the Adviser as each Fund’s valuation designee (the “Valuation Designee”) to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Adviser has established procedures for its fair valuation of each Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation.

Fair value pricing is used by the Valuation Designee when reliable market quotations are not readily available or are not deemed to reflect current market values and when the instrument to be priced is not a security. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed by the Valuation Designee, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

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Dividends and Distributions

The U.S. Total Dividend Fund, U.S. High Dividend Fund, U.S. LargeCap Dividend Fund, U.S. MidCap Dividend Fund, U.S. SmallCap Dividend Fund, U.S. Quality Dividend Growth Fund and U.S. SmallCap Quality Dividend Growth Fund intend to pay dividends, if any, on a monthly basis but in any event no less frequently than annually. The remaining Funds, except the U.S. Quality Growth Fund, U.S. MidCap Quality Growth Fund and U.S. SmallCap Quality Growth Fund, intend to pay dividends, if any, on a quarterly basis but in any event no less frequently than annually. The U.S. Quality Growth Fund, U.S. MidCap Quality Growth Fund and U.S. SmallCap Quality Growth Fund intend to pay dividends, if any, on an annual basis. Nonetheless, a Fund may not make a dividend payment every month, quarter, or year, as applicable.

Each Fund intends to distribute its net realized capital gains, if any, to investors annually. On occasion, a Fund may be required or determine to make one or more supplemental distributions of its net realized capital gains during the year. Distributions in cash may be reinvested automatically in additional whole shares of a Fund only if the broker through whom you purchased shares makes such option available. Your broker is responsible for distributing any income and capital gains distributions to you.

Book Entry

Shares of the Funds are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of each Fund.

Investors owning shares of the Funds are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares of the Funds. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations, and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any securities that you hold in book-entry or “street name” form. Your broker will provide you with account statements, confirmations of your purchases and sales, and tax information.

Delivery of Shareholder Documents – Householding

Householding is an option available to certain investors of the Funds. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Funds is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Frequent Purchases and Redemptions of Fund Shares

The Funds have adopted policies and procedures with respect to frequent purchases and redemptions of Creation Units of Fund shares. Only Authorized Participants are authorized to purchase and redeem shares directly from the Funds, and their purchase and redemption transactions are essential to the operation of the Funds. In addition to helping to ensure there is an adequate supply of Fund shares to meet secondary market trading demand, Authorized Participants’ purchase and redemption transactions also generally help to keep the trading prices of the Fund shares in line with their NAV per share. The Funds may engage in in-kind transactions with Authorized Participants. In-kind purchase and redemption transactions generally do not give rise to the adverse consequences commonly associated with frequent purchases and redemptions of fund shares because they do not require a fund to sell portfolio holdings to raise cash to meet redemptions, which may increase portfolio transaction costs and potentially result in adverse tax consequences, such as the realization of capital gains, or to hold a significant amount of cash to meet redemptions or while awaiting investment opportunities to invest share purchase proceeds, which can lead to increased tracking error or reduced returns. Accordingly, it is the policy of each Fund to accommodate frequent purchases and redemptions of Fund shares by Authorized Participants. To mitigate any adverse consequences of frequent purchases and redemptions, particularly for those Funds that transact with Authorized Participants on a cash-basis, the Funds employ fair value pricing and impose transaction fees on purchases and redemptions of Creation Units to cover the costs incurred by the Funds in executing such trades. In addition, each Fund reserves the right to impose restrictions on disruptive, excessive, or short-term trading as well as to reject any purchase order at any time.

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Investments by Investment Companies

Section 12(d)(1) of the Investment Company Act of 1940 (the “1940 Act”) restricts investments by investment companies in the securities of other registered investment companies, including shares of the Funds. Registered investment companies are permitted to invest in a Fund beyond the limits set forth in Section 12(d)(1) of the 1940 Act subject to certain terms and conditions set forth in Rule 12d1-4 under the 1940 Act, including that such investment companies enter into an agreement with the Fund. However, a Fund may not be permitted to accept such an investment by another investment company if the Fund is currently invested in the securities of other investment companies beyond the limits set forth in Section 12(d)(1)(A). Any investment company interested in purchasing shares of a Fund in amounts that would cause it to exceed the restrictions of Section 12(d)(1) should first contact the Trust to determine if the Fund may accept such investment.

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Additional Tax Information

The following discussion is a summary of certain important U.S. federal income tax considerations generally applicable to investments in the Funds. Your investment in a Fund may have other tax implications. Please consult your tax advisor about the tax consequences of an investment in Fund shares, including the possible application of foreign, state, and local tax laws.

Each Fund has elected or intends to elect to qualify each year for treatment as a RIC. If it meets certain minimum distribution requirements, a RIC is not subject to tax at the Fund level on income and gains from investments that are timely distributed to shareholders. However, a Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in Fund-level taxation and consequently a reduction in income available for distribution to shareholders.

Unless you are a tax-exempt entity or your investment in Fund shares is made through a tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:

■	A Fund makes distributions;
■	You sell Fund shares; and
■	You purchase or redeem Creation Units (Authorized Participants only).

Taxes on Distributions

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income or qualified dividend income. Taxes on distributions of capital gains (if any) are determined by how long a Fund owned the assets that generated them, rather than how long a shareholder has owned Fund shares. Sales of assets held by a Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by a Fund for one year or less generally result in short-term capital gains and losses. Distributions of a Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are properly reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains. For non-corporate shareholders, long-term capital gains are generally subject to tax at reduced rates. Distributions of short-term capital gains will generally be taxable as ordinary income. Distributions reported by a Fund as “qualified dividend income” are generally taxed to non-corporate shareholders at rates applicable to long-term capital gains, provided holding period and other requirements are met. “Qualified dividend income” generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties.

In the case of corporate shareholders, Fund distributions (other than Capital Gain Dividends) generally qualify for the dividends received deduction to the extent such distributions are so reported and do not exceed the gross amount of qualifying dividends received by such Fund for the year. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation.

To the extent a Fund lends its securities and receives substitute dividend payments, such payments are not expected to generate qualified dividend income when distributed to individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders.

A RIC that receives business interest income may pass through its net business interest income for purposes of the tax rules applicable to the interest expense limitations under Section 163(j) of the Code. A RIC’s total “Section 163(j) Interest Dividend” for a tax year is limited to the excess of the RIC’s business interest income over the sum of its business interest expense and its other deductions properly allocable to its business interest income. A RIC may, in its discretion, designate all or a portion of ordinary dividends as Section 163(j) Interest Dividends, which would allow the recipient shareholder to treat the designated portion of such dividends as interest income for purposes of determining such shareholder’s interest expense deduction limitation under Section 163(j). This can potentially increase the amount of a shareholder’s interest expense deductible under Section 163(j). In general, to be eligible to treat a Section 163(j) Interest Dividend as interest income, you must have held your shares in a Fund for more than 180 days during the 361-day period beginning on the date that is 180 days before the date on which the share becomes ex-dividend with respect to such dividend. Section 163(j) Interest Dividends, if so designated by a Fund, will be reported to your financial intermediary or otherwise in accordance with the requirements specified by the Internal Revenue Service (“IRS”).

WisdomTree Trust Prospectus 109

In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, but declared by a Fund in October, November or December of the previous year, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the price you paid for your shares).

Dividends and distributions from the Funds and capital gains on the sale of Fund shares are generally taken into account in determining a shareholder’s “net investment income” for purposes of the 3.8% tax on net investment income applicable to certain individuals, estates and trusts.

Distributions (other than Capital Gain Dividends) paid to shareholders that are neither citizens nor residents of the U.S. or to foreign entities will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies, but Capital Gain Dividends generally are not subject to U.S. taxation, unless you are a nonresident alien individual who is physically present in the United States for 183 days or more per year. A Fund may, under certain circumstances, report all or a portion of a dividend as an “interest related dividend” or a “short term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Different tax consequences may result if you are a non-U.S. shareholder engaged in a trade or business within the United States.

You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of your investment. This is known as “buying a dividend” and generally should be avoided by taxable investors.

The WisdomTree U.S. Multifactor Fund may invest in U.S. REITs. “Qualified REIT dividends”(i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income eligible for capital gain tax rates) are eligible for a 20% deduction by non-corporate taxpayers. This deduction, if allowed in full, equates to a maximum effective tax rate of 29.6%(37% top rate applied to income after 20% deduction). Distributions by the Fund to its shareholders that are attributable to qualified REIT dividends received by such Fund and which such Fund properly reports as “section 199A dividends,” are treated as “qualified REIT dividends” in the hands of noncorporate shareholders. A section 199A dividend is treated as a qualified REIT dividend only if the shareholder receiving such dividend holds the dividend-paying RIC shares for at least 46 days of the 91-day period beginning 45 days before the shares become ex-dividend, and is not under an obligation to make related payments with respect to a position in substantially similar or related property. The Fund is permitted to report such part of its dividends as section 199A dividends as are eligible but is not required to do so. Unless later extended or made permanent, this 20% deduction will no longer be available for taxable years beginning after December 31, 2025.

REITs in which the Fund invests often do not provide complete and final tax information to the Fund until after the time that the Fund issues a tax reporting statement. As a result, the Fund may at times find it necessary to reclassify the amount and character of its distributions to you after it issues your tax reporting statement. When such reclassification is necessary, the Fund (or a financial intermediary, such as a broker, through which a shareholder owns shares) will send you a corrected, final Form 1099-DIV to reflect the reclassified information. If you receive a corrected Form 1099-DIV, use the information on this corrected form.

The Funds (or financial intermediaries, such as brokers, through which shareholders own Fund shares) generally are required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and the sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding.

Taxes When You Sell Fund Shares

Assuming you hold Fund shares as capital assets, any capital gain or loss realized upon a sale of Fund shares is generally treated as a long-term gain or loss if you held the shares you sold for more than one year. Any capital gain or loss realized upon a sale of Fund shares held for one year or less is generally treated as a short-term gain or loss, except that any capital loss on a sale of shares held for six months or less is treated as a long-term capital loss to the extent of Capital Gain Dividends paid with respect to such shares. The ability to deduct capital losses may be limited depending on your circumstances.

110 WisdomTree Trust Prospectus

Taxes on Creation and Redemption of Creation Units

An Authorized Participant having the U.S. dollar as its functional currency for U.S. federal income tax purposes that exchanges securities for Creation Units generally will recognize a gain or loss equal to the difference between (i) the sum of the market value of the Creation Units at the time of the exchange and any amount of cash received by the Authorized Participant in the exchange and (ii) the sum of the exchanger’s aggregate basis in the securities surrendered and any amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate U.S. dollar market value of the securities plus the amount of any cash received for such Creation Units. The IRS, however, may assert that a loss that is realized upon an exchange of securities for Creation Units may not be permitted to be currently deducted under the rules governing “wash sales” (for a person who does not mark-to-market their holdings), or on the basis that there has been no significant change in economic position.

Gain or loss recognized by an Authorized Participant upon an issuance of Creation Units in exchange for non-U.S. currency will generally be treated as ordinary income or loss. Gain or loss recognized by an Authorized Participant upon an issuance of Creation Units in exchange for securities, or upon a redemption of Creation Units, may be capital or ordinary gain or loss depending on the circumstances. Any capital gain or loss realized upon an issuance of Creation Units in exchange for securities will generally be treated as long-term capital gain or loss if the securities have been held for more than one year. Any capital gain or loss realized upon the redemption of a Creation Unit will generally be treated as long-term capital gain or loss if the Fund shares comprising the Creation Unit have been held for more than one year. Otherwise, such capital gains or losses are treated as short-term capital gains or losses.

A Fund may include cash when paying the redemption price for Creation Units in addition to, or in place of, the delivery of a basket of securities. A Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. This may cause such Funds to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, such Funds may be less tax efficient if it includes such a cash payment than if the in-kind redemption process was used.

Persons exchanging securities or non-U.S. currency for Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction and whether the wash sales rules apply and when a loss might be deductible. If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Fund shares you purchased or redeemed and at what price.

More information about taxes related to each Fund and its investments is included in the SAI.

The foregoing discussion summarizes some of the consequences under current U.S. federal income tax law of an investment in a Fund. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in a Fund under all applicable tax laws.

Distribution

Foreside Fund Services, LLC, a wholly-owned subsidiary of Foreside Financial Group (d/b/a ACA Group) (the “Distributor”), serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds. The Distributor’s principal address is 190 Middle Street, Suite 301, Portland, Maine 04101. The Distributor has no role in determining the policies of any Fund or the securities that are purchased or sold by any Fund.

Premium/Discount and NAV Information

Information regarding a Fund’s NAV and how often shares of each Fund traded on the Listing Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year and most recent calendar quarter is available at www.wisdomtree.com/investments.

Additional Notices

Listing Exchange

Shares of the Funds are not sponsored, endorsed, or promoted by the Listing Exchange. The Listing Exchange makes no representation or warranty, express or implied, to the owners of the shares of any Fund or any member of the public regarding the ability of a Fund to track the total return performance of any Index or the ability of any Index identified herein to track stock market performance. The Listing Exchange is not responsible for, nor has it participated in, the determination of the compilation or the calculation of any Index, nor in the determination of the timing of, prices of, or quantities of the shares of any Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The Listing Exchange has no obligation or liability to owners of the shares of any Fund in connection with the administration, marketing, or trading of the shares of the Fund.

WisdomTree Trust Prospectus 111

The Listing Exchange does not guarantee the accuracy and/or the completeness of any Index or any data included therein. The Listing Exchange makes no warranty, express or implied, as to results to be obtained by the Trust on behalf of the Funds, owners of the shares, or any other person or entity from the use of the Indexes or any data included therein. The Listing Exchange makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to any Index or any data included therein. Without limiting any of the foregoing, in no event shall the Listing Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

WisdomTree and the Funds

WisdomTree and WisdomTree Asset Management (together, “WT”) and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in shares of the Funds particularly or, with respect to the Index Funds, the ability of any Index to track general stock market performance. WisdomTree is the licensor of certain Indexes, trademarks, service marks, and trade names of the Funds. WisdomTree has no obligation to take the needs of the Index Funds or the owners of shares of the Index Funds into consideration in determining, composing, or calculating the Indexes. WisdomTree is not responsible for, and has not participated in, the determination of the timing, prices, or quantities of shares of the Funds to be issued, or the determination or calculation of the equation by which shares of the Funds are redeemable. Neither WT nor any of the Index Funds guarantee the accuracy, completeness, or performance of any Index or the data included therein or related thereto and neither shall have any liability in connection with any Index, including its calculation. Without limiting any of the foregoing, in no event shall WT have any liability for any special, punitive, indirect, or consequential damages (including but not limited to, lost profits), even if notified of the possibility of such damages. WisdomTree has contracted with an independent calculation agent to calculate each Index.

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of each Fund for the past five fiscal years or, if shorter, the period since a Fund’s inception. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the respective Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in the Funds’ Annual Financial Statements and Other Information, which is available on the Funds’ website and as part of the Funds’ most recent Form N-CSR, which can be located on the SEC’s website.

112 WisdomTree Trust Prospectus

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. AI Enhanced Value Fund	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022[1]	For the Year Ended March 31, 2021[1]
Net asset value, beginning of year	$101.79	$91.65	$99.02	$94.15	$64.64
Investment Operations:
Net investment income[2]	2.21	2.35	2.01	2.70	2.67
Net realized and unrealized gain (loss)	7.97	10.19	(7.31)	4.95	29.49
Total from investment operations	10.18	12.54	(5.30)	7.65	32.16
Dividends to shareholders:
Net investment income	(2.13)	(2.40)	(2.07)	(2.78)	(2.65)
Net asset value, end of year	$109.84	$101.79	$91.65	$99.02	$94.15
TOTAL RETURN[3]	10.09%	13.93%	(5.25)%	8.19%	50.69%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$387,183	$379,175	$396,367	$492,636	$555,491
Ratio to average net assets of:
Expenses[4,5]	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income	2.07%	2.53%	2.17%	2.76%	3.40%
Portfolio turnover rate[8]	125%	127%	150%	96%[6,7]	47%

WisdomTree U.S. High Dividend Fund	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Net asset value, beginning of year	$86.63	$82.28	$87.98	$76.26	$56.58
Investment Operations:
Net investment income[2]	3.38	3.40	3.26	2.88	2.71
Net realized and unrealized gain (loss)	12.40	4.23	(5.45)	11.30	19.94
Total from investment operations	15.78	7.63	(2.19)	14.18	22.65
Dividends to shareholders:
Net investment income	(3.42)	(3.28)	(3.51)	(2.46)	(2.97)
Net asset value, end of year	$98.99	$86.63	$82.28	$87.98	$76.26
TOTAL RETURN[3]	18.60%	9.68%	(2.49)%	18.96%	40.97%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$1,237,402	$1,100,207	$1,337,100	$1,024,960	$774,034
Ratio to average net assets of:
Expenses[4,5]	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income	3.68%	4.23%	3.84%	3.56%	4.13%
Portfolio turnover rate[8]	38%	30%	47%	38%	43%

[1]	The information reflects the investment objective and strategy of the WisdomTree U.S. Dividend ex-Financials Fund through January 17, 2022 and the investment objective and strategy of the WisdomTree U.S. AI Enhanced Value Fund thereafter.
[2]	Based on average shares outstanding.
[3]	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived.
[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.
[5]	Does not include expenses of the underlying investment companies in which the Fund invests.
[6]	The increase in the portfolio turnover rate was primarily a result of the change in investment objective and strategy on January 18, 2022.
[7]	On January 7, 2022, Voya Investment Management Co., LLC replaced Mellon Investments Corporation as sub-advisor to the Fund.
[8]	Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

WisdomTree Trust Prospectus 113

Financial Highlights (continued)

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. LargeCap Dividend Fund	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022[1]	For the Year Ended March 31, 2021[1]
Net asset value, beginning of year	$72.19	$61.86	$65.66	$57.27	$40.47
Investment Operations:
Net investment income[2]	1.59	1.60	1.59	1.42	1.36
Net realized and unrealized gain (loss)	7.19	10.30	(3.74)	8.33	16.79
Total from investment operations	8.78	11.90	(2.15)	9.75	18.15
Dividends to shareholders:
Net investment income	(1.59)	(1.57)	(1.65)	(1.36)	(1.35)
Net asset value, end of year	$79.38	$72.19	$61.86	$65.66	$57.27
TOTAL RETURN[3]	12.26%	19.57%	(3.22)%	17.16%	45.40%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$4,695,364	$4,013,662	$3,470,408	$3,427,240	$2,823,467
Ratio to average net assets of:
Expenses[4,5]	0.28%	0.28%	0.28%	0.28%	0.28%
Net investment income	2.08%	2.49%	2.58%	2.28%	2.73%
Portfolio turnover rate[6]	16%	15%	20%	19%	20%

WisdomTree U.S. LargeCap Fund	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Net asset value, beginning of year	$55.42	$43.76	$48.23	$43.29	$28.10
Investment Operations:
Net investment income[2]	0.91	0.87	0.84	0.78	0.73
Net realized and unrealized gain (loss)	3.78	11.67	(4.48)	4.92	15.19
Total from investment operations	4.69	12.54	(3.64)	5.70	15.92
Dividends to shareholders:
Net investment income	(0.89)	(0.88)	(0.83)	(0.76)	(0.73)
Net asset value, end of year	$59.22	$55.42	$43.76	$48.23	$43.29
TOTAL RETURN[3]	8.46%	28.94%	(7.42)%	13.19%	57.11%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$1,039,317	$850,748	$658,635	$696,953	$510,794
Ratio to average net assets of:
Expenses[5]	0.08%	0.08%	0.08%	0.08%	0.08%[4]
Net investment income	1.54%	1.83%	1.95%	1.65%	2.00%
Portfolio turnover rate[6]	16%	14%	22%	22%	21%

[1]	Per share amounts were adjusted to reflect a 2:1 share split effective December 23, 2021.
[2]	Based on average shares outstanding.
[3]	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived.
[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.
[5]	Does not include expenses of the Underlying Funds in which the Fund invests.
[6]	Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

114 WisdomTree Trust Prospectus

Financial Highlights (continued)

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. MidCap Dividend Fund	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Net asset value, beginning of year	$48.81	$41.02	$44.31	$40.40	$24.19
Investment Operations:
Net investment income[1]	1.18	1.14	1.19	0.99	0.80
Net realized and unrealized gain (loss)	0.65	7.78	(3.27)	3.89	16.24
Total from investment operations	1.83	8.92	(2.08)	4.88	17.04
Dividends to shareholders:
Net investment income	(1.17)	(1.13)	(1.21)	(0.97)	(0.83)
Net asset value, end of year	$49.47	$48.81	$41.02	$44.31	$40.40
TOTAL RETURN[2]	3.74%	22.17%	(4.56)%	12.17%	71.52%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$3,623,434	$3,658,118	$3,220,003	$3,210,599	$2,904,494
Ratio to average net assets of:
Expenses[3,4]	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income	2.35%	2.67%	2.85%	2.31%	2.55%
Portfolio turnover rate[5]	27%	26%	40%	38%	57%

WisdomTree U.S. MidCap Fund	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Net asset value, beginning of year	$61.08	$49.77	$54.66	$50.86	$26.44
Investment Operations:
Net investment income[1]	0.78	0.76	0.75	0.72	0.56
Net realized and unrealized gain (loss)	(1.55)	11.32	(4.90)	3.81	24.45
Total from investment operations	(0.77)	12.08	(4.15)	4.53	25.01
Dividends to shareholders:
Net investment income	(0.76)	(0.77)	(0.74)	(0.73)	(0.59)
Net asset value, end of year	$59.55	$61.08	$49.77	$54.66	$50.86
TOTAL RETURN[2]	(1.27)%	24.47%	(7.50)%	8.93%	95.30%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$747,398	$827,692	$716,692	$811,672	$706,997
Ratio to average net assets of:
Expenses[3,4]	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income	1.27%	1.42%	1.50%	1.34%	1.49%
Portfolio turnover rate[5]	40%	32%	40%	50%	50%

[1]	Based on average shares outstanding.
[2]	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived.
[3]	Does not include expenses of the underlying investment companies in which the Fund invests.
[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.
[5]	Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

WisdomTree Trust Prospectus 115

Financial Highlights (continued)

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. MidCap Quality Growth Fund	For the Year Ended March 31, 2025	For the Period January 25, 2024* through March 31, 2024
Net asset value, beginning of period	$27.92	$24.84
Investment Operations:
Net investment income[1]	0.19	0.04
Net realized and unrealized gain (loss)	(2.49)	3.04
Total from investment operations	(2.30)	3.08
Dividends to shareholders:
Net investment income	(0.31)	-
Net asset value, end of period	$25.31	$27.92
TOTAL RETURN[2]	(8.31)%	12.40%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,266	$4,187
Ratio to average net assets of:
Expenses	0.38%[6]	0.38%[3]
Net investment income	0.72%	0.74%[3]
Portfolio turnover rate[4]	50%	0%[5]

WisdomTree U.S. Multifactor Fund	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Net asset value, beginning of year	$46.52	$37.51	$40.90	$37.83	$24.58
Investment Operations:
Net investment income[1]	0.65	0.59	0.65	0.63	0.39
Net realized and unrealized gain (loss)	3.15	9.02	(3.40)	3.03	13.26
Total from investment operations	3.80	9.61	(2.75)	3.66	13.65
Dividends to shareholders:
Net investment income	(0.65)	(0.60)	(0.64)	(0.59)	(0.40)
Net asset value, end of year	$49.67	$46.52	$37.51	$40.90	$37.83
TOTAL RETURN[2]	8.20%	25.84%	(6.68)%	9.68%	55.76%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$370,056	$291,930	$262,564	$223,949	$148,490
Ratio to average net assets of:
Expenses	0.28%[6]	0.28%	0.28%	0.28%	0.28%
Net investment income	1.35%	1.46%	1.72%	1.58%	1.21%
Portfolio turnover rate[4]	109%	115%	102%	152%	147%

*	Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.
[1]	Based on average shares outstanding.
[2]	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees for the WisdomTree U.S. Multifactor Fund, the total return would have been lower if certain expenses had not been waived.
[3]	Annualized.
[4]	Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.
[5]	Amount represents less than 1%.
[6]	Does not include expenses of the underlying investment companies in which the Fund invests.

116 WisdomTree Trust Prospectus

Financial Highlights (continued)

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. Quality Dividend Growth Fund	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Net asset value, beginning of year	$76.22	$62.35	$63.56	$57.14	$38.85
Investment Operations:
Net investment income[1]	1.29	1.24	1.28	1.22	1.07
Net realized and unrealized gain (loss)	3.58	13.86	(1.17)	6.37	18.27
Total from investment operations	4.87	15.10	0.11	7.59	19.34
Dividends to shareholders:
Net investment income	(1.26)	(1.23)	(1.32)	(1.17)	(1.05)
Net asset value, end of year	$79.83	$76.22	$62.35	$63.56	$57.14
TOTAL RETURN[2]	6.39%	24.48%	0.29%	13.36%	50.24%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$14,807,720	$12,701,587	$8,126,909	$7,033,318	$5,576,647
Ratio to average net assets of:
Expenses	0.28%[5]	0.28%	0.28%	0.28%	0.28%
Net investment income	1.61%	1.84%	2.12%	1.98%	2.15%
Portfolio turnover rate[3]	35%	25%	28%	30%	30%

WisdomTree U.S. Quality Growth Fund	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Period December 15, 2022* through March 31, 2023
Net asset value, beginning of period	$41.10	$28.39	$25.11
Investment Operations:
Net investment income[1]	0.11	0.10	0.03
Net realized and unrealized gain	2.80	12.65	3.25
Total from investment operations	2.91	12.75	3.28
Dividends to shareholders:
Net investment income	(0.07)	(0.04)	—
Net asset value, end of period	$43.94	$41.10	$28.39
TOTAL RETURN[2]	7.06%	44.93%	13.06%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$867,776	$349,333	$2,839
Ratio to average net assets of:
Expenses	0.28%[5]	0.28%	0.28%[4]
Net investment income	0.23%	0.29%	0.45%[4]
Portfolio turnover rate[3]	21%	27%	1%

*	Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.
[1]	Based on average shares outstanding.
[2]	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.
[3]	Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.
[4]	Annualized.
[5]	Does not include expenses of the underlying investment companies in which the Fund invests.

WisdomTree Trust Prospectus 117

Financial Highlights (continued)

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. SmallCap Dividend Fund	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Net asset value, beginning of year	$32.70	$28.56	$31.86	$31.09	$18.11
Investment Operations:
Net investment income[1]	0.93	0.86	0.88	0.85	0.66
Net realized and unrealized gain (loss)	(0.71)	4.12	(3.31)	0.76	12.99
Total from investment operations	0.22	4.98	(2.43)	1.61	13.65
Dividends to shareholders:
Net investment income	(0.97)	(0.84)	(0.87)	(0.84)	(0.67)
Net asset value, end of year	$31.95	$32.70	$28.56	$31.86	$31.09
TOTAL RETURN[2]	0.58%	17.79%	(7.59)%	5.18%	76.76%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$1,851,246	$1,996,438	$1,856,681	$1,881,545	$1,829,823
Ratio to average net assets of:
Expenses[3,4]	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income	2.77%	2.93%	2.98%	2.66%	2.78%
Portfolio turnover rate[5]	28%	33%	38%	39%	53%

WisdomTree U.S. SmallCap Fund	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Net asset value, beginning of year	$50.10	$43.24	$47.94	$47.23	$22.38
Investment Operations:
Net investment income[1]	0.73	0.62	0.62	0.73	0.44
Net realized and unrealized gain (loss)	(1.34)	6.86	(4.73)	0.78	24.85
Total from investment operations	(0.61)	7.48	(4.11)	1.51	25.29
Dividends to shareholders:
Net investment income	(0.73)	(0.62)	(0.59)	(0.80)	(0.44)
Net asset value, end of year	$48.76	$50.10	$43.24	$47.94	$47.23
TOTAL RETURN[2]	(1.27)%	17.43%	(8.51)%	3.11%	113.74%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$572,929	$648,815	$570,765	$692,732	$609,327
Ratio to average net assets of:
Expenses[3,4]	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income	1.42%	1.36%	1.40%	1.47%	1.33%
Portfolio turnover rate[5]	51%	47%	51%	54%	56%

[1]	Based on average shares outstanding.
[2]	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived.
[3]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.
[4]	Does not include expenses of the underlying investment companies in which the Fund invests.
[5]	Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

118 WisdomTree Trust Prospectus

Financial Highlights (continued)

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. SmallCap Quality Dividend Growth Fund	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Net asset value, beginning of year	$49.65	$41.59	$44.65	$45.96	$25.02
Investment Operations:
Net investment income[1]	1.19	1.08	1.17	1.14	0.94
Net realized and unrealized gain (loss)	(3.20)	8.06	(3.06)	(1.32)	20.92
Total from investment operations	(2.01)	9.14	(1.89)	(0.18)	21.86
Dividends to shareholders:
Net investment income	(1.17)	(1.08)	(1.17)	(1.13)	(0.92)
Net asset value, end of year	$46.47	$49.65	$41.59	$44.65	$45.96
TOTAL RETURN[2]	(4.18)%	22.40%	(4.14)%	(0.45)%	88.65%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$381,295	$347,821	$225,625	$224,833	$187,733
Ratio to average net assets of:
Expenses	0.38%[6]	0.38%	0.38%	0.38%	0.38%
Net investment income	2.37%	2.49%	2.81%	2.49%	2.67%
Portfolio turnover rate[3]	56%	51%	51%	60%	83%

WisdomTree U.S. SmallCap Quality Growth Fund	For the Year Ended March 31, 2025	For the Period January 25, 2024* through March 31, 2024
Net asset value, beginning of period	$26.24	$24.79
Investment Operations:
Net investment income[1]	0.16	0.04
Net realized and unrealized gain (loss)	(1.92)	1.41
Total from investment operations	(1.76)	1.45
Dividends to shareholders:
Net investment income	(0.09)	-
Capital gains	(0.00)[4]	-
Total dividends and distributions to shareholders	(0.09)	-
Net asset value, end of period	$24.39	$26.24
TOTAL RETURN[2]	(6.76)%	5.85%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$7,316	$1,312
Ratio to average net assets of:
Expenses	0.38%[6]	0.38%[5]
Net investment income	0.58%	0.84%[5]
Portfolio turnover rate[3]	74%	1%

*	Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.
[1]	Based on average shares outstanding.
[2]	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.
[3]	Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.
[4]	Amount represents less than $0.005.
[5]	Annualized.
[6]	Does not include expenses of the underlying investment companies in which the Fund invests.

WisdomTree Trust Prospectus 119

Financial Highlights (concluded)

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. Total Dividend Fund	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022[1]	For the Year Ended March 31, 2021[1]
Net asset value, beginning of year	$70.75	$60.55	$64.52	$56.49	$39.19
Investment Operations:
Net investment income[2]	1.60	1.60	1.60	1.43	1.33
Net realized and unrealized gain (loss)	6.24	10.15	(3.86)	7.94	17.30
Total from investment operations	7.84	11.75	(2.26)	9.37	18.63
Dividends to shareholders:
Net investment income	(1.59)	(1.55)	(1.71)	(1.34)	(1.33)
Net asset value, end of year	$77.00	$70.75	$60.55	$64.52	$56.49
TOTAL RETURN[3]	11.16%	19.75%	(3.44)%	16.73%	48.15%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$1,339,741	$1,223,973	$1,077,788	$1,080,629	$875,531
Ratio to average net assets of:
Expenses	0.28%[6]	0.28%	0.28%	0.28%	0.28%
Net investment income	2.14%	2.54%	2.64%	2.33%	2.73%
Portfolio turnover rate[4]	17%	15%	19%	22%	22%

WisdomTree U.S. Value Fund	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022[5]	For the Year Ended March 31, 2021[5]
Net asset value, beginning of year	$75.52	$58.65	$61.47	$56.19	$32.52
Investment Operations:
Net investment income[2]	1.57	1.27	1.17	1.08	0.76
Net realized and unrealized gain (loss)	6.36	16.79	(2.83)	5.19	23.79
Total from investment operations	7.93	18.06	(1.66)	6.27	24.55
Dividends to shareholders:
Net investment income	(1.33)	(1.19)	(1.16)	(0.99)	(0.88)
Net asset value, end of year	$82.12	$75.52	$58.65	$61.47	$56.19
TOTAL RETURN[3]	10.56%	31.10%	(2.54)%	11.16%	76.07%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$825,322	$277,146	$147,214	$113,714	$58,441
Ratio to average net assets of:
Expenses	0.12%[6]	0.12%	0.12%[6,7]	0.30%[8]	0.38%
Net investment income	1.96%	1.97%	2.02%	1.77%	1.76%
Portfolio turnover rate[4]	105%	64%	66%	62%	59%

[1]	Per share amounts were adjusted to reflect a 2:1 share split effective December 23, 2021.
[2]	Based on average shares outstanding.
[3]	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived.
[4]	Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.
[5]	Per share amounts were adjusted to reflect a 2:1 share split effective June 10, 2021.
[6]	Does not include expenses of the underlying investment companies in which the Fund invests.
[7]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.
[8]	Prior to January 3, 2022, the Fund’s annual advisory fee rate was 0.38% and, thereafter, was reduced to 0.12% per annum.

120 WisdomTree Trust Prospectus

WisdomTree Trust

250 West 34th Street, 3rd Floor

New York, NY 10119

The Funds’ current SAI provides additional detailed information about the Funds. The Trust has electronically filed the SAI with the SEC. It is incorporated by reference in this Prospectus.

Additional information about the Funds’ investments is or will be available in the Funds’ annual and semi-annual reports to shareholders and the Funds’ Financial Statements and Other Information, each of which is included as part of the Funds’ Form N-CSR. In the annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year. In the Funds’ Financial Statements and Other Information, you will find the Fund’s annual and semi-annual financial statements.

To make shareholder inquiries, for more detailed information on the Funds, or to request the SAI, annual or semi-annual shareholder reports, or financial statements, as applicable, free of charge, please:

Call:	1-866-909-9473 Monday through Friday 9:00 a.m. to 5:30 p.m. (Eastern time)	Write:	WisdomTree Trust c/o Foreside Fund Services, LLC 190 Middle Street, Suite 301 Portland, Maine 04101

Visit:	www.wisdomtree.com/investments

Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

No person is authorized to give any information or to make any representations about any Fund and its shares not contained in this Prospectus and you should not rely on any other information. Read and keep this Prospectus for future reference.

© 2025 WisdomTree Trust

WisdomTree Funds are distributed in the U.S. by
Foreside Fund Services, LLC
190 Middle Street, Suite 301
Portland, Maine 04101

WisdomTree® is a registered mark of WisdomTree, Inc.

INVESTMENT COMPANY ACT FILE NO. 811-21864
WIS-PR-003-0825

International Equity ETFs
Prospectus
THE U.S. SECURITIES AND EXCHANGE COMMISSION (“SEC”) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.	August 1, 2025

WisdomTree Trust

WisdomTree International Equity ETFs*

Developed World ex-U.S.

International Equity Fund (DWM)

International High Dividend Fund (DTH)

International LargeCap Dividend Fund (DOL)

International MidCap Dividend Fund (DIM)

International SmallCap Dividend Fund (DLS)

International AI Enhanced Value Fund (AIVI)

International Quality Dividend Growth Fund (IQDG)

International Multifactor Fund (DWMF)

Europe Quality Dividend Growth Fund (EUDG)

Europe SmallCap Dividend Fund (DFE)

Japan SmallCap Dividend Fund (DFJ)

Currency Hedged Equity

Japan Hedged Equity Fund (DXJ)

Europe Hedged Equity Fund (HEDJ)

International Hedged Quality Dividend Growth Fund (IHDG)

India Hedged Equity Fund (INDH)

Geopolitical Opportunities

Japan Opportunities Fund (OPPJ) (formerly,

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS))

European Opportunities Fund (OPPE) (formerly,

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC))

Global/Global ex-U.S.

Global High Dividend Fund (DEW)

Global ex-U.S. Quality Dividend Growth Fund (DNL)

New Economy Real Estate Fund (WTRE)

Emerging/Frontier Markets

Emerging Markets High Dividend Fund (DEM)

Emerging Markets SmallCap Dividend Fund (DGS)

Emerging Markets Quality Dividend Growth Fund (DGRE)

Emerging Markets Multifactor Fund (EMMF)

Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

India Earnings Fund (EPI)

China ex-State-Owned Enterprises Fund (CXSE)

* Principal U.S. Listing Exchange: NYSE Arca, Inc. (except INDH, OPPJ, DGRE, and CXSE are listed on NASDAQ and IQDG is listed on Cboe BZX Exchange, Inc.)

WisdomTree Trust

WisdomTree International Equity Fund

Investment Objective

The WisdomTree International Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Equity Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.48%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%[1]
Total Annual Fund Operating Expenses	0.48%[1]

[1]	Excludes non-recurring expenses associated with the collection of additional European Union tax reclaims resulting from European Court of Justice rulings in several court cases in certain countries across the European Union. If these expenses were included, “Other Expenses” would be 0.04% and “Total Annual Fund Operating Expenses” would be 0.52%.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 49	$ 154	$ 269	$ 604

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Fund’s Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole.

The Index is a modified capitalization-weighted index that is comprised of companies in the industrialized world, excluding Canada and the United States, that pay regular cash dividends. To be eligible for inclusion in the Index, a company must meet the following key criteria as of the annual screening date: (i) conduct its Primary Business Activities and list its shares on a securities exchange operating in one or more of the following countries: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, the United Kingdom, Israel, Japan, Australia, Hong Kong, or Singapore; (ii) payment of at least $5 million in gross cash dividends (i.e., total dividends paid including capital gains distributions and non-taxable distributions and without excluding taxes, fees and other expenses) on shares of common stock during the preceding annual cycle; (iii) market capitalization of at least $100 million; (iv) median daily dollar trading volume of at least $100,000 for the preceding three months; and (v) trading of at least 250,000 shares per month for each of the preceding six months. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources.

2 WisdomTree Trust Prospectus

Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay a greater total dollar amount of dividends are more heavily weighted. On the Index’s annual screening date, the Index caps the weight of constituents exposed to any one country and any one sector (except for the real estate sector and the financials sector) at 25%. The weight of constituents exposed to the real estate sector is capped at 15% and to the financials sector is capped at 20%. The specified caps and thresholds described above are applied concurrently and in a manner designed to seek to minimize deviation from a constituent’s initial or intended weighting in the Index. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated pro rata among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector, country, or individual constituent in the Index may fluctuate above or below specified caps and thresholds between rebalance dates in response to market conditions.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2025, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Financials and Industrials Sectors.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.

As of June 30, 2025, the equity securities of companies that conduct their Primary Business Activities in Europe, particularly the United Kingdom, and Japan, comprised a significant portion (e.g., approximately 15% or more of the Index’s total weight) of the Index, although the Index’s geographic exposure may change from time to time. As a result, the Fund can be expected to also have significant exposure to these countries and/or regions.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These additional risks may make investments in the Fund more volatile and potentially less liquid than other types of investments.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

WisdomTree Trust Prospectus 3

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the Financials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Financials Sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

■	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investments in Europe
Investments in Europe are subject to the risks associated with the political, social and economic conditions in the various countries in Europe in which the Fund invests and in Europe more generally. Many countries within Europe are closely connected and their economies and markets largely interdependent. As such, economic and political events in one European country, including monetary exchange rates between European countries and armed conflicts among two or more European countries, may have adverse effects across Europe. European countries that are members of the European Union (“EU”) and the European Economic and Monetary Union (“EMU”) are subject to certain economic and monetary policies and controls and the risks associated with such coordinated economic and fiscal policies, including the ongoing risks associated with the United Kingdom’s decision to withdraw from the EU and the stability of the remaining EU membership. The manifestation of any of these risks could have a negative effect on the Fund's investments in Europe.

Investments in Japan
Investments in Japan are subject to risks associated with its economy’s dependence on the export market and consistent government support of its export market. Slowdowns in the Japanese export market may have a negative impact on the Japanese economy as a whole. Japan’s economy is also reliant on the economic strength of its key trading partners in the United States, China, and Southeast Asia. Japan also lacks many natural resources, and, as such, price increases, shortages, or volatility in the commodities market could have an adverse effect on Japan’s economy. Japan is also subject to risks associated with natural disasters and escalating political tension in the region.

4 WisdomTree Trust Prospectus

Investments in the United Kingdom
Investments in the United Kingdom (“U.K.”) are subject to risks associated with the U.K.’s economy and uncertainties surrounding the U.K.’s exit from the EU single market and customs union (“Brexit”). The U.K.’s economic growth, as well as the strength of its currency, the British pound, may be affected by changes in the economic health of its primary trade partners across Europe and the United States. The U.K.'s economy is also heavily dependent on the export of financial services and may be impacted by a slowdown in the financial services sector.

■	Geopolitical Risk. Some countries and regions in which the Fund invests have and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility, have adverse long-term effects on the U.S. and world economies, and disrupt the orderly functioning of securities markets generally, which may negatively impact the Fund’s investments.

■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent, or any other party for a period of time or at all, which may have an adverse impact on the Index as well as the Fund and its shareholders. The potential risk of a continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the Industrials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Industrials Sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, rapid technological developments, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments represented in the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

■	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because mid-capitalization companies are more mature and are subject to slower growth during economic expansion.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

WisdomTree Trust Prospectus 5

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of the Index and the MSCI EAFE Index, a broad-based securities market index intended to represent the overall international equity market. Performance also is shown for the MSCI EAFE Value Index, which more closely represents the investment exposure sought by the Fund. Index returns do not reflect deductions for fees, expenses, or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

The Fund’s year-to-date total return as of June 30, 2025 was 21.69%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	17.34%	4Q/2022
Lowest Return	(25.52)%	1Q/2020

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2024

WisdomTree International Equity Fund	1 Year	5 Years	10 Years
Return Before Taxes Based on NAV	4.56%	3.71%	4.33%
Return After Taxes on Distributions	3.70%	2.83%	3.47%
Return After Taxes on Distributions and Sale of Fund Shares	3.43%	2.83%	3.32%
WisdomTree International Equity Index (Reflects no deduction for fees, expenses or taxes)	4.60%	3.84%	4.55%
MSCI EAFE Value Index (Reflects no deduction for fees, expenses or taxes)	5.68%	5.09%	4.31%
MSCI EAFE Index (Reflects no deduction for fees, expenses or taxes)	3.82%	4.73%	5.20%

6 WisdomTree Trust Prospectus

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management serves as investment adviser to the Fund. Mellon Investments Corporation (the “Sub-Adviser”) serves as the investment sub-adviser to the Fund.

Portfolio Managers

The Fund is managed by the Sub-Adviser’s Equity Index Strategies Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are identified below.

Marlene Walker-Smith, a Senior Director and Chief Investment Officer, has been a portfolio manager of the Fund since October 2020.

David France, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Todd Frysinger, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Vlasta Sheremeta, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Michael Stoll, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Buying and Selling Fund Shares

The Fund is an ETF. This means that individual shares of the Fund are listed for trading on a national securities exchange, currently NYSE Arca, Inc. (the “Listing Exchange”), and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com/investments.

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

WisdomTree Trust Prospectus 7

WisdomTree International High Dividend Fund

Investment Objective

The WisdomTree International High Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International High Dividend Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%[1]
Total Annual Fund Operating Expenses	0.58%[1]

[1]	Excludes non-recurring expenses associated with the collection of additional European Union tax reclaims resulting from European Court of Justice rulings in several court cases in certain countries across the European Union. If these expenses were included, “Other Expenses” would be 0.03% and “Total Annual Fund Operating Expenses” would be 0.61%.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 59	$ 186	$ 324	$ 726

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Fund’s Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole.

The Index is a modified capitalization-weighted index that is comprised of companies with high dividend yields selected from the WisdomTree International Equity Index, which is comprised of dividend-paying companies in the industrialized world, excluding Canada and the United States. To be eligible for inclusion in the Index, a company must meet the following key criteria as of the annual screening date: (i) conduct its Primary Business Activities and list its shares on a securities exchange operating in one or more of the following countries: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, the United Kingdom, Israel, Japan, Australia, Hong Kong, or Singapore; (ii) payment of at least $5 million in gross cash dividends (i.e., total dividends paid including capital gains distributions and non-taxable distributions and without excluding taxes, fees and other expenses) on shares of common stock during the preceding annual cycle; (iii) market capitalization of at least $200 million; (iv) median daily dollar trading volume of at least $200,000 for the preceding three months; and (v) trading of at least 250,000 shares per month for each of the preceding six months. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources. Securities eligible for inclusion in the Index are ranked by dividend yield as adjusted by a composite risk score based on fundamental valuation, quality and momentum characteristics. Securities ranking in the highest 30% by dividend yield and top 80% by composite risk score are selected for inclusion in the Index. If a company currently in the Index is no longer ranked in the top 30% by dividend yield at the time of the annual screening date but remains ranked in the top 35% by dividend yield, the company will remain in the Index.

8 WisdomTree Trust Prospectus

Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay a greater total dollar amount of dividends are more heavily weighted. At the time of the Index’s annual screening date, the maximum weight of any security in the Index is capped at 5%. On the Index’s annual screening date, the Index caps the weight of constituents exposed to any one country and any one sector (except for the real estate sector) at 25%. The weight of constituents exposed to the real estate sector is capped at 15%. The specified caps and thresholds described above are applied concurrently and in a manner designed to seek to minimize deviation from a constituent’s initial or intended weighting in the Index. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated pro rata among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector, country, or individual constituent in the Index may fluctuate above or below specified caps and thresholds between rebalance dates in response to market conditions.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2025, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Financials Sector.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.

As of June 30, 2025, the equity securities of companies that conduct their Primary Business Activities in Europe, particularly the United Kingdom, comprised a significant portion (e.g., approximately 15% or more of the Index’s total weight) of the Index, although the Index’s geographic exposure may change from time to time. As a result, the Fund can be expected to also have significant exposure to these countries and/or regions.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These additional risks may make investments in the Fund more volatile and potentially less liquid than other types of investments.

WisdomTree Trust Prospectus 9

■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the Financials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Financials Sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

■	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investments in Europe
Investments in Europe are subject to the risks associated with the political, social and economic conditions in the various countries in Europe in which the Fund invests and in Europe more generally. Many countries within Europe are closely connected and their economies and markets largely interdependent. As such, economic and political events in one European country, including monetary exchange rates between European countries and armed conflicts among two or more European countries, may have adverse effects across Europe. European countries that are members of the European Union (“EU”) and the European Economic and Monetary Union (“EMU”) are subject to certain economic and monetary policies and controls and the risks associated with such coordinated economic and fiscal policies, including the ongoing risks associated with the United Kingdom’s decision to withdraw from the EU and the stability of the remaining EU membership. The manifestation of any of these risks could have a negative effect on the Fund's investments in Europe.

10 WisdomTree Trust Prospectus

Investments in the United Kingdom
Investments in the United Kingdom (“U.K.”) are subject to risks associated with the U.K.’s economy and uncertainties surrounding the U.K.’s exit from the EU single market and customs union (“Brexit”). The U.K.’s economic growth, as well as the strength of its currency, the British pound, may be affected by changes in the economic health of its primary trade partners across Europe and the United States. The U.K.'s economy is also heavily dependent on the export of financial services and may be impacted by a slowdown in the financial services sector.

■	Geopolitical Risk. Some countries and regions in which the Fund invests have and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility, have adverse long-term effects on the U.S. and world economies, and disrupt the orderly functioning of securities markets generally, which may negatively impact the Fund’s investments.

■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent, or any other party for a period of time or at all, which may have an adverse impact on the Index as well as the Fund and its shareholders. The potential risk of a continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments represented in the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

WisdomTree Trust Prospectus 11

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of the Index and the MSCI EAFE Index, a broad-based securities market index intended to represent the overall international equity market. Performance is also shown for the MSCI EAFE Value Index, which more closely represents the investment exposure sought by the Fund. Index returns do not reflect deductions for fees, expenses, or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

The Fund’s year-to-date total return as of June 30, 2025 was 25.35%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	19.04%	4Q/2022
Lowest Return	(29.07)%	1Q/2020

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2024

WisdomTree International High Dividend Fund	1 Year	5 Years	10 Years
Return Before Taxes Based on NAV	2.03%	3.04%	3.47%
Return After Taxes on Distributions	0.78%	1.79%	2.33%
Return After Taxes on Distributions and Sale of Fund Shares	2.12%	2.22%	2.56%
WisdomTree International High Dividend Index (Reflects no deduction for fees, expenses or taxes)	2.41%	3.37%	3.74%
MSCI EAFE Value Index (Reflects no deduction for fees, expenses or taxes)	5.68%	5.09%	4.31%
MSCI EAFE Index (Reflects no deduction for fees, expenses or taxes)	3.82%	4.73%	5.20%

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management serves as investment adviser to the Fund. Mellon Investments Corporation (the “Sub-Adviser”) serves as the investment sub-adviser to the Fund.

Portfolio Managers

The Fund is managed by the Sub-Adviser’s Equity Index Strategies Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are identified below.

12 WisdomTree Trust Prospectus

Marlene Walker-Smith, a Senior Director and Chief Investment Officer, has been a portfolio manager of the Fund since October 2020.

David France, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Todd Frysinger, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Vlasta Sheremeta, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Michael Stoll, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Buying and Selling Fund Shares

The Fund is an ETF. This means that individual shares of the Fund are listed for trading on a national securities exchange, currently NYSE Arca, Inc. (the “Listing Exchange”), and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com/investments.

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

WisdomTree Trust Prospectus 13

WisdomTree International LargeCap Dividend Fund

Investment Objective

The WisdomTree International LargeCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International LargeCap Dividend Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.48%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%[1]
Total Annual Fund Operating Expenses	0.48%[1]

[1]	Excludes non-recurring expenses associated with the collection of additional European Union tax reclaims resulting from European Court of Justice rulings in several court cases in certain countries across the European Union. If these expenses were included, “Other Expenses” would be 0.03% and “Total Annual Fund Operating Expenses” would be 0.51%.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 49	$ 154	$ 269	$ 604

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Fund’s Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole.

The Index is a modified capitalization-weighted index that is comprised of the large-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada. Constituent companies are selected from the WisdomTree International Equity Index, which is comprised of dividend-paying companies in the industrialized world, excluding Canada and the United States. The Index is comprised of the 300 largest companies ranked by market capitalization from the WisdomTree International Equity Index, as of the annual screening date. As of June 30, 2025, the Index had a market capitalization range from $426.3 million to $372.3 billion, with an average market capitalization of $58.3 billion. To be eligible for inclusion in the Index, a company must meet the following key criteria as of the annual screening date: (i) conduct its Primary Business Activities and list its shares on a securities exchange operating in one or more of the following countries: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, the United Kingdom, Israel, Japan, Australia, Hong Kong, or Singapore; (ii) payment of at least $5 million in gross cash dividends (i.e., total dividends paid including capital gains distributions and non-taxable distributions and without excluding taxes, fees and other expenses) on shares of common stock during the preceding annual cycle; (iii) market capitalization of at least $100 million; (iv) median daily dollar trading volume of at least $100,000 for the preceding three months; and (v) trading of at least 250,000 shares per month for each of the preceding six months. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources.

14 WisdomTree Trust Prospectus

Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay a greater total dollar amount of dividends are more heavily weighted. On the Index’s annual screening date, the Index caps the weight of constituents exposed to any one country and any one sector (except for the real estate sector) at 25%. The weight of constituents exposed to the real estate sector is capped at 15%. The specified caps and thresholds described above are applied concurrently and in a manner designed to seek to minimize deviation from a constituent’s initial or intended weighting in the Index. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated pro rata among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector, country, or individual constituent in the Index may fluctuate above or below specified caps and thresholds between rebalance dates in response to market conditions.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2025, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Financials and Industrials Sectors.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.

As of June 30, 2025, the equity securities of companies that conduct their Primary Business Activities in Europe, particularly the United Kingdom, and Japan, comprised a significant portion (e.g., approximately 15% or more of the Index’s total weight) of the Index, although the Index’s geographic exposure may change from time to time. As a result, the Fund can be expected to also have significant exposure to these countries and/or regions.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These additional risks may make investments in the Fund more volatile and potentially less liquid than other types of investments.

■	Large-Capitalization Investing Risk. The Fund invests primarily in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

WisdomTree Trust Prospectus 15

■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the Financials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Financials Sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

■	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investments in Europe
Investments in Europe are subject to the risks associated with the political, social and economic conditions in the various countries in Europe in which the Fund invests and in Europe more generally. Many countries within Europe are closely connected and their economies and markets largely interdependent. As such, economic and political events in one European country, including monetary exchange rates between European countries and armed conflicts among two or more European countries, may have adverse effects across Europe. European countries that are members of the European Union (“EU”) and the European Economic and Monetary Union (“EMU”) are subject to certain economic and monetary policies and controls and the risks associated with such coordinated economic and fiscal policies, including the ongoing risks associated with the United Kingdom’s decision to withdraw from the EU and the stability of the remaining EU membership. The manifestation of any of these risks could have a negative effect on the Fund's investments in Europe.

16 WisdomTree Trust Prospectus

Investments in Japan
Investments in Japan are subject to risks associated with its economy’s dependence on the export market and consistent government support of its export market. Slowdowns in the Japanese export market may have a negative impact on the Japanese economy as a whole. Japan’s economy is also reliant on the economic strength of its key trading partners in the United States, China, and Southeast Asia. Japan also lacks many natural resources, and, as such, price increases, shortages, or volatility in the commodities market could have an adverse effect on Japan’s economy. Japan is also subject to risks associated with natural disasters and escalating political tension in the region.

Investments in the United Kingdom
Investments in the United Kingdom (“U.K.”) are subject to risks associated with the U.K.’s economy and uncertainties surrounding the U.K.’s exit from the EU single market and customs union (“Brexit”). The U.K.’s economic growth, as well as the strength of its currency, the British pound, may be affected by changes in the economic health of its primary trade partners across Europe and the United States. The U.K.'s economy is also heavily dependent on the export of financial services and may be impacted by a slowdown in the financial services sector.

■	Geopolitical Risk. Some countries and regions in which the Fund invests have and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility, have adverse long-term effects on the U.S. and world economies, and disrupt the orderly functioning of securities markets generally, which may negatively impact the Fund’s investments.

■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent, or any other party for a period of time or at all, which may have an adverse impact on the Index as well as the Fund and its shareholders. The potential risk of a continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the Industrials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Industrials Sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, rapid technological developments, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments represented in the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

WisdomTree Trust Prospectus 17

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of the Index and the MSCI EAFE Index, a broad-based securities market index intended to represent the overall international equity market. Performance is also shown for the MSCI EAFE Value Index, which more closely represents the investment exposure sought by the Fund. Index returns do not reflect deductions for fees, expenses, or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

The Fund’s year-to-date total return as of June 30, 2025 was 22.13%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	17.80%	4Q/2022
Lowest Return	(24.30)%	1Q/2020

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2024

WisdomTree International LargeCap Dividend Fund	1 Year	5 Years	10 Years
Return Before Taxes Based on NAV	4.04%	4.17%	4.24%
Return After Taxes on Distributions	3.18%	3.30%	3.38%
Return After Taxes on Distributions and Sale of Fund Shares	3.09%	3.20%	3.25%
WisdomTree International LargeCap Dividend Index (Reflects no deduction for fees, expenses or taxes)	4.21%	4.35%	4.44%
MSCI EAFE Value Index (Reflects no deduction for fees, expenses or taxes)	5.68%	5.09%	4.31%
MSCI EAFE Index (Reflects no deduction for fees, expenses or taxes)	3.82%	4.73%	5.20%

18 WisdomTree Trust Prospectus

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management serves as investment adviser to the Fund. Mellon Investments Corporation (the “Sub-Adviser”) serves as the investment sub-adviser to the Fund.

Portfolio Managers

The Fund is managed by the Sub-Adviser’s Equity Index Strategies Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are identified below.

Marlene Walker-Smith, a Senior Director and Chief Investment Officer, has been a portfolio manager of the Fund since October 2020.

David France, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Todd Frysinger, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Vlasta Sheremeta, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Michael Stoll, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Buying and Selling Fund Shares

The Fund is an ETF. This means that individual shares of the Fund are listed for trading on a national securities exchange, currently NYSE Arca, Inc. (the “Listing Exchange”), and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com/investments.

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

WisdomTree Trust Prospectus 19

WisdomTree International MidCap Dividend Fund

Investment Objective

The WisdomTree International MidCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International MidCap Dividend Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%[1]
Total Annual Fund Operating Expenses	0.58%[1]

[1]	Excludes non-recurring expenses associated with the collection of additional European Union tax reclaims resulting from European Court of Justice rulings in several court cases in certain countries across the European Union. If these expenses were included, “Other Expenses” would be 0.04% and “Total Annual Fund Operating Expenses” would be 0.62%.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 59	$ 186	$ 324	$ 726

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Fund’s Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole.

The Index is a modified capitalization-weighted index that is comprised of the mid-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada. Constituent companies are selected from the WisdomTree International Equity Index, which is comprised of dividend-paying companies in the industrialized world, excluding Canada and the United States. The Index is comprised of the companies that compose the top 75% of the market capitalization of the WisdomTree International Equity Index, as of the annual screening date, after the 300 largest companies have been removed. As of June 30, 2025, the Index had a market capitalization range from $443.8 million to $32.4 billion, with an average market capitalization of $7.5 billion. To be eligible for inclusion in the Index, a company must meet the following key criteria as of the annual screening date: (i) conduct its Primary Business Activities and list its shares on a securities exchange operating in one or more of the following countries: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, the United Kingdom, Israel, Japan, Australia, Hong Kong, or Singapore; (ii) payment of at least $5 million in gross cash dividends (i.e., total dividends paid including capital gains distributions and non-taxable distributions and without excluding taxes, fees and other expenses) on shares of common stock during the preceding annual cycle; (iii) market capitalization of at least $100 million; (iv) median daily dollar trading volume of at least $100,000 for the preceding three months; and (v) trading of at least 250,000 shares per month for each of the preceding six months. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources.

20 WisdomTree Trust Prospectus

Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay a greater total dollar amount of dividends are more heavily weighted. On the Index’s annual screening date, the Index caps the weight of constituents exposed to any one country and any one sector (except for the real estate sector) at 25%. The weight of constituents exposed to the real estate sector is capped at 15%. The specified caps and thresholds described above are applied concurrently and in a manner designed to seek to minimize deviation from a constituent’s initial or intended weighting in the Index. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated pro rata among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector, country, or individual constituent in the Index may fluctuate above or below specified caps and thresholds between rebalance dates in response to market conditions.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2025, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Financials and Industrials Sectors.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.

As of June 30, 2025, the equity securities of companies that conduct their Primary Business Activities in Europe and Japan, comprised a significant portion (e.g., approximately 15% or more of the Index’s total weight) of the Index, although the Index’s geographic exposure may change from time to time. As a result, the Fund can be expected to also have significant exposure to these countries and/or regions.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These additional risks may make investments in the Fund more volatile and potentially less liquid than other types of investments.

■	Mid-Capitalization Investing Risk. The Fund invests primarily in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because mid-capitalization companies are more mature and are subject to slower growth during economic expansion.

WisdomTree Trust Prospectus 21

■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the Financials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Financials Sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

■	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investments in Europe
Investments in Europe are subject to the risks associated with the political, social and economic conditions in the various countries in Europe in which the Fund invests and in Europe more generally. Many countries within Europe are closely connected and their economies and markets largely interdependent. As such, economic and political events in one European country, including monetary exchange rates between European countries and armed conflicts among two or more European countries, may have adverse effects across Europe. European countries that are members of the European Union (“EU”) and the European Economic and Monetary Union (“EMU”) are subject to certain economic and monetary policies and controls and the risks associated with such coordinated economic and fiscal policies, including the ongoing risks associated with the United Kingdom’s decision to withdraw from the EU and the stability of the remaining EU membership. The manifestation of any of these risks could have a negative effect on the Fund's investments in Europe.

22 WisdomTree Trust Prospectus

Investments in Japan
Investments in Japan are subject to risks associated with its economy’s dependence on the export market and consistent government support of its export market. Slowdowns in the Japanese export market may have a negative impact on the Japanese economy as a whole. Japan’s economy is also reliant on the economic strength of its key trading partners in the United States, China, and Southeast Asia. Japan also lacks many natural resources, and, as such, price increases, shortages, or volatility in the commodities market could have an adverse effect on Japan’s economy. Japan is also subject to risks associated with natural disasters and escalating political tension in the region.

■	Geopolitical Risk. Some countries and regions in which the Fund invests have and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility, have adverse long-term effects on the U.S. and world economies, and disrupt the orderly functioning of securities markets generally, which may negatively impact the Fund’s investments.

■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent, or any other party for a period of time or at all, which may have an adverse impact on the Index as well as the Fund and its shareholders. The potential risk of a continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the Industrials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Industrials Sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, rapid technological developments, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments represented in the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

WisdomTree Trust Prospectus 23

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of the Index and the MSCI EAFE Index, a broad-based securities market index intended to represent the overall international equity market. Performance is also shown for the MSCI EAFE Mid Cap Index and the MSCI EAFE Mid Cap Value Index, each of which more closely represents the investment exposure sought by the Fund. Index returns do not reflect deductions for fees, expenses, or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

The Fund’s year-to-date total return as of June 30, 2025 was 25.19%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	17.16%	4Q/2022
Lowest Return	(28.48)%	1Q/2020

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2024

WisdomTree International MidCap Dividend Fund	1 Year	5 Years	10 Years
Return Before Taxes Based on NAV	3.77%	2.21%	4.29%
Return After Taxes on Distributions	2.92%	1.26%	3.47%
Return After Taxes on Distributions and Sale of Fund Shares	2.85%	1.59%	3.30%
WisdomTree International MidCap Dividend Index (Reflects no deduction for fees, expenses or taxes)	4.16%	2.57%	4.68%
MSCI EAFE Mid Cap Index (Reflects no deduction for fees, expenses or taxes)	3.03%	2.66%	4.85%
MSCI EAFE Mid Cap Value Index (Reflects no deduction for fees, expenses or taxes)	3.76%	2.33%	4.35%
MSCI EAFE Index (Reflects no deduction for fees, expenses or taxes)	3.82%	4.73%	5.20%

24 WisdomTree Trust Prospectus

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management serves as investment adviser to the Fund. Mellon Investments Corporation (the “Sub-Adviser”) serves as the investment sub-adviser to the Fund.

Portfolio Managers

The Fund is managed by the Sub-Adviser’s Equity Index Strategies Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are identified below.

Marlene Walker-Smith, a Senior Director and Chief Investment Officer, has been a portfolio manager of the Fund since October 2020.

David France, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Todd Frysinger, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Vlasta Sheremeta, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Michael Stoll, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Buying and Selling Fund Shares

The Fund is an ETF. This means that individual shares of the Fund are listed for trading on a national securities exchange, currently NYSE Arca, Inc. (the “Listing Exchange”), and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com/investments.

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.

WisdomTree Trust Prospectus 25

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment.

Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

26 WisdomTree Trust Prospectus

WisdomTree International SmallCap Dividend Fund

Investment Objective

The WisdomTree International SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International SmallCap Dividend Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%[1]
Total Annual Fund Operating Expenses	0.58%[1]

[1]	Excludes non-recurring expenses associated with the collection of additional European Union tax reclaims resulting from European Court of Justice rulings in several court cases in certain countries across the European Union. If these expenses were included, “Other Expenses” would be 0.03% and “Total Annual Fund Operating Expenses” would be 0.61%.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 59	$ 186	$ 324	$ 726

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Fund’s Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole.

The Index is a modified capitalization-weighted index that is comprised of the small-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada. Constituent companies are selected from the WisdomTree International Equity Index, which is comprised of dividend-paying companies in the industrialized world, excluding Canada and the United States. The Index is comprised of the companies that compose the bottom 25% of the market capitalization of the WisdomTree International Equity Index, as of the annual screening date, after the 300 largest companies have been removed. As of June 30, 2025, the Index had a market capitalization range from $10.4 million to $8.0 billion, with an average market capitalization of $1.0 billion. To be eligible for inclusion in the Index, a company must meet the following key criteria as of the annual screening date: (i) conduct its Primary Business Activities and list its shares on a securities exchange operating in one or more of the following countries: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, the United Kingdom, Israel, Japan, Australia, Hong Kong, or Singapore; (ii) payment of at least $5 million in gross cash dividends (i.e., total dividends paid including capital gains distributions and non-taxable distributions and without excluding taxes, fees and other expenses) on shares of common stock during the preceding annual cycle; (iii) market capitalization of at least $100 million; (iv) median daily dollar trading volume of at least $100,000 for the preceding three months; and (v) trading of at least 250,000 shares per month for each of the preceding six months. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources.

WisdomTree Trust Prospectus 27

Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay a greater total dollar amount of dividends are more heavily weighted. On the Index’s annual screening date, the Index caps the weight of constituents exposed to any one country and any one sector (except for the real estate sector) at 25%. The weight of constituents exposed to the real estate sector is capped at 15%. The specified caps and thresholds described above are applied concurrently and in a manner designed to seek to minimize deviation from a constituent’s initial or intended weighting in the Index. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated pro rata among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector, country, or individual constituent in the Index may fluctuate above or below specified caps and thresholds between rebalance dates in response to market conditions.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2025, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Industrials and Financials Sectors.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.

As of June 30, 2025, the equity securities of companies that conduct their Primary Business Activities in Europe, particularly the United Kingdom, and Japan, comprised a significant portion (e.g., approximately 15% or more of the Index’s total weight) of the Index, although the Index’s geographic exposure may change from time to time. As a result, the Fund can be expected to also have significant exposure to these countries and/or regions.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These additional risks may make investments in the Fund more volatile and potentially less liquid than other types of investments.

■	Small-Capitalization Investing Risk. The Fund invests primarily in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to adverse economic developments as well as changes in interest rates, government regulation, borrowing costs, and earnings.

28 WisdomTree Trust Prospectus

■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the Financials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Financials Sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

■	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investments in Europe
Investments in Europe are subject to the risks associated with the political, social and economic conditions in the various countries in Europe in which the Fund invests and in Europe more generally. Many countries within Europe are closely connected and their economies and markets largely interdependent. As such, economic and political events in one European country, including monetary exchange rates between European countries and armed conflicts among two or more European countries, may have adverse effects across Europe. European countries that are members of the European Union (“EU”) and the European Economic and Monetary Union (“EMU”) are subject to certain economic and monetary policies and controls and the risks associated with such coordinated economic and fiscal policies, including the ongoing risks associated with the United Kingdom’s decision to withdraw from the EU and the stability of the remaining EU membership. The manifestation of any of these risks could have a negative effect on the Fund's investments in Europe.

WisdomTree Trust Prospectus 29

Investments in Japan
Investments in Japan are subject to risks associated with its economy’s dependence on the export market and consistent government support of its export market. Slowdowns in the Japanese export market may have a negative impact on the Japanese economy as a whole. Japan’s economy is also reliant on the economic strength of its key trading partners in the United States, China, and Southeast Asia. Japan also lacks many natural resources, and, as such, price increases, shortages, or volatility in the commodities market could have an adverse effect on Japan’s economy. Japan is also subject to risks associated with natural disasters and escalating political tension in the region.

Investments in the United Kingdom
Investments in the United Kingdom (“U.K.”) are subject to risks associated with the U.K.’s economy and uncertainties surrounding the U.K.’s exit from the EU single market and customs union (“Brexit”). The U.K.’s economic growth, as well as the strength of its currency, the British pound, may be affected by changes in the economic health of its primary trade partners across Europe and the United States. The U.K.'s economy is also heavily dependent on the export of financial services and may be impacted by a slowdown in the financial services sector.

■	Geopolitical Risk. Some countries and regions in which the Fund invests have and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility, have adverse long-term effects on the U.S. and world economies, and disrupt the orderly functioning of securities markets generally, which may negatively impact the Fund’s investments.

■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent, or any other party for a period of time or at all, which may have an adverse impact on the Index as well as the Fund and its shareholders. The potential risk of a continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the Industrials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Industrials Sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, rapid technological developments, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments represented in the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

30 WisdomTree Trust Prospectus

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of the Index and the MSCI EAFE Index, a broad-based securities market index intended to represent the overall international equity market. Performance is also shown for the MSCI EAFE Small Cap Index and the MSCI EAFE Small Cap Value Index, each of which more closely represents the investment exposure sought by the Fund. Index returns do not reflect deductions for fees, expenses, or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

The Fund’s year-to-date total return as of June 30, 2025 was 21.35%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	16.23%	2Q/2020
Lowest Return	(31.83)%	1Q/2020

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2024

WisdomTree International SmallCap Dividend Fund	1 Year	5 Years	10 Years
Return Before Taxes Based on NAV	3.24%	1.66%	4.91%
Return After Taxes on Distributions	2.33%	0.78%	4.14%
Return After Taxes on Distributions and Sale of Fund Shares	2.85%	1.28%	3.92%
WisdomTree International SmallCap Dividend Index (Reflects no deduction for fees, expenses or taxes)	3.67%	2.26%	5.55%
MSCI EAFE Small Cap Index (Reflects no deduction for fees, expenses or taxes)	1.82%	2.30%	5.52%
MSCI EAFE Small Cap Value Index (Reflects no deduction for fees, expenses or taxes)	2.68%	2.80%	5.25%
MSCI EAFE Index (Reflects no deduction for fees, expenses or taxes)	3.82%	4.73%	5.20%

WisdomTree Trust Prospectus 31

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management serves as investment adviser to the Fund. Mellon Investments Corporation (the “Sub-Adviser”) serves as the investment sub-adviser to the Fund.

Portfolio Managers

The Fund is managed by the Sub-Adviser’s Equity Index Strategies Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are identified below.

Marlene Walker-Smith, a Senior Director and Chief Investment Officer, has been a portfolio manager of the Fund since October 2020.

David France, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Todd Frysinger, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Vlasta Sheremeta, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Michael Stoll, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Buying and Selling Fund Shares

The Fund is an ETF. This means that individual shares of the Fund are listed for trading on a national securities exchange, currently NYSE Arca, Inc. (the “Listing Exchange”), and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com/investments.

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

32 WisdomTree Trust Prospectus

WisdomTree International AI Enhanced Value Fund

Investment Objective

The WisdomTree International AI Enhanced Value Fund (the “Fund”) seeks income and capital appreciation.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%[1]
Total Annual Fund Operating Expenses	0.58%[1]

[1]	Excludes non-recurring expenses associated with the collection of additional European Union tax reclaims resulting from European Court of Justice rulings in several court cases in certain countries across the European Union. If these expenses were included, “Other Expenses” would be 0.07% and “Total Annual Fund Operating Expenses” would be 0.65%.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 59	$ 186	$ 324	$ 726

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Fund’s Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 130% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund is actively managed and seeks to achieve its investment objective by investing primarily in equity securities selected from a universe of developed market equities, excluding the United States and Canada, that exhibit value characteristics (the “Parent Universe”) based on the selection results of a proprietary, quantitative artificial intelligence (“AI”) model developed by Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”). AI refers to the simulation of human intelligence by machines. Machine learning is a subset of AI that refers to a machine’s ability to learn and improve from experience automatically without being explicitly programmed.

To be eligible for inclusion in the Parent Universe, a company must (i) be listed on a non-U.S. internationally recognized global stock exchange or regulated public market, (ii) have a market capitalization of at least $100 million, (iii) have an average daily volume of at least $100,000, and (iv) have an average of six months aggregate daily trading volume of 250,000 shares.

The AI model seeks to enhance the Fund’s value investing strategy by analyzing a variety of inputs, including company fundamentals and market sentiment, to select equity securities within the Parent Universe that exhibit value characteristics. The AI model seeks to self-identify persistent patterns in company data to identify those companies it believes have the opportunity to outperform the broad international equity market, based on current and historical data spanning more than 20 years, including structured (e.g., financials) and unstructured (e.g., press releases, news articles) data.

WisdomTree Trust Prospectus 33

The equity securities selected by the AI model typically have a lower price-to-book ratio, a lower price-to-earnings ratio, and greater free cash flow. The AI model is generally updated monthly and typically selects between 60 and 190 equity securities that exhibit strong value characteristics, such as those noted above, and have the greatest potential to achieve income and capital appreciation for inclusion in the Fund. The AI model weights the selected equities based on their overall model scores; however, the AI model limits the weight of any individual company to 6%. The Sub-Adviser oversees the AI model and generally intervenes in limited circumstances to address factors that the Sub-Adviser believes are not incorporated in the AI model, such as responding to corporate actions (e.g., mergers and acquisitions). The Sub-Adviser generally buys and sells equity securities for the Fund on a monthly basis based on the recommendations of the AI model, while also ensuring that the Fund remains in compliance with the Investment Company Act of 1940, as amended, and its rules and regulations. Between AI model updates, the Fund’s portfolio may temporarily include securities of companies that no longer meet the AI model’s investment criteria.

As of June 30, 2025, companies in the Financials and Industrials Sectors comprised a significant portion (e.g., approximately 15% or more) of the Fund’s assets; however, the Fund’s sector exposure may change from time to time.

As of June 30, 2025, the Fund invested a significant portion (e.g., approximately 15% or more) of its assets in the equity securities of companies domiciled in or otherwise tied to, and thus had significant investment exposure to, Europe, particularly the United Kingdom, and Japan, although the Fund’s geographic exposure may change from time to time.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Models and Data Risk. The Fund uses an investment model to implement its investment strategy. The Fund is subject to the risk that the investment model may not perform as intended, including because the model may not adequately take into consideration certain factors relevant to the Fund’s investment strategy, investments, or the market environment, contains design flaws or incorporates faulty assumptions, or is informed by inaccurate or incomplete data. In addition, the investment model is AI-based and designed to identify companies expected to deliver outperformance based on its processing of and identification of patterns in an extensive amount of historical market data. The model’s use of AI heightens the aforementioned risks. For example, the success of the investment model is primarily driven by its ability to learn from the data input into the model. As a result, the Fund is subject to the risks that the AI element fails to learn and develop as expected, reaches erroneous conclusions, and/or is constrained by human intervention. Errors in the data, assumptions and/or the design of the model may occur from time to time and may not be identified and/or corrected by the Sub-Adviser (defined below) or the Adviser for a significant period or at all, which may magnify the adverse effect on the Fund of any investment decisions made in reliance on the erroneous model results. Any of these circumstances may lead to investment decisions or the inclusion or exclusion of securities that adversely affect the value of the Fund.

■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These additional risks may make investments in the Fund more volatile and potentially less liquid than other types of investments.

■	Value Investing Risk. Value stocks, as a group, may be out of favor with the market and underperform growth stocks or the overall equity market. Value investing focuses on companies whose stocks appear undervalued, but value stocks may not realize their perceived intrinsic value for extended periods of time or may never realize their perceived intrinsic value.

34 WisdomTree Trust Prospectus

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Active Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the Financials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Financials Sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

■	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investments in Europe
Investments in Europe are subject to the risks associated with the political, social and economic conditions in the various countries in Europe in which the Fund invests and in Europe more generally. Many countries within Europe are closely connected and their economies and markets largely interdependent. As such, economic and political events in one European country, including monetary exchange rates between European countries and armed conflicts among two or more European countries, may have adverse effects across Europe. European countries that are members of the European Union (“EU”) and the European Economic and Monetary Union (“EMU”) are subject to certain economic and monetary policies and controls and the risks associated with such coordinated economic and fiscal policies, including the ongoing risks associated with the United Kingdom’s decision to withdraw from the EU and the stability of the remaining EU membership. The manifestation of any of these risks could have a negative effect on the Fund's investments in Europe.

WisdomTree Trust Prospectus 35

Investments in Japan
Investments in Japan are subject to risks associated with its economy’s dependence on the export market and consistent government support of its export market. Slowdowns in the Japanese export market may have a negative impact on the Japanese economy as a whole. Japan’s economy is also reliant on the economic strength of its key trading partners in the United States, China, and Southeast Asia. Japan also lacks many natural resources, and, as such, price increases, shortages, or volatility in the commodities market could have an adverse effect on Japan’s economy. Japan is also subject to risks associated with natural disasters and escalating political tension in the region.

Investments in the United Kingdom
Investments in the United Kingdom (“U.K.”) are subject to risks associated with the U.K.’s economy and uncertainties surrounding the U.K.’s exit from the EU single market and customs union (“Brexit”). The U.K.’s economic growth, as well as the strength of its currency, the British pound, may be affected by changes in the economic health of its primary trade partners across Europe and the United States. The U.K.'s economy is also heavily dependent on the export of financial services and may be impacted by a slowdown in the financial services sector.

■	Geopolitical Risk. Some countries and regions in which the Fund invests have and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility, have adverse long-term effects on the U.S. and world economies, and disrupt the orderly functioning of securities markets generally, which may negatively impact the Fund’s investments.

■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the Industrials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Industrials Sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, rapid technological developments, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation.

■	Investment Style Risk. The returns from the types of securities in which the Fund invests may underperform returns from the various general securities markets or different asset classes. This may cause the Fund to underperform other investment vehicles that invest in different asset classes.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

■	Portfolio Turnover Risk. The Fund’s investment strategy may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher transaction costs and the distribution of additional capital gains, which may generate greater tax liabilities for shareholders who hold the shares in taxable accounts. Increased transaction costs and distributions of capital gains may negatively affect the Fund’s performance.

36 WisdomTree Trust Prospectus

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of the MSCI EAFE Index, a broad-based securities market index intended to represent the overall international equity market. Performance is also shown for the MSCI EAFE Value Index, which more closely represents investment exposure sought by the Fund. Index returns do not reflect deductions for fees, expenses, or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

The Fund’s name, investment objective and strategies changed effective January 18, 2022. Fund performance prior to January 18, 2022 reflects the Fund’s investment objective and strategies when it sought to provide returns that corresponded to the performance of the WisdomTree International Dividend ex-Financials Index.

The Fund’s year-to-date total return as of June 30, 2025 was 24.40%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	18.58%	4Q/2022
Lowest Return	(25.42)%	1Q/2020

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2024

WisdomTree International AI Enhanced Value Fund*	1 Year	5 Years	10 Years
Return Before Taxes Based on NAV	2.11%	3.25%	3.47%
Return After Taxes on Distributions	0.85%	1.98%	2.35%
Return After Taxes on Distributions and Sale of Fund Shares	1.96%	2.29%	2.53%
MSCI EAFE Value Index (Reflects no deduction for fees, expenses or taxes)	5.68%	5.09%	4.31%
MSCI EAFE Index (Reflects no deduction for fees, expenses or taxes)	3.82%	4.73%	5.20%

*	Prior to January 18, 2022, the Fund’s performance reflects the strategies of the Fund when it sought to provide returns that correspond to the performance of the WisdomTree International Dividend ex-Financials Index.

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. ("WisdomTree Asset Management" or the "Adviser") serves as investment adviser to the Fund. Voya Investment Management Co. LLC serves as investment sub-adviser to the Fund.

Portfolio Managers

The Fund is managed by Voya IM’s Quantitative Equities Team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are identified below.

WisdomTree Trust Prospectus 37

Vincent Costa, CFA, Chief Investment Officer, Equities, has been a portfolio manager of the Fund since January 2022.

Russell Shtern, CFA, Portfolio Manager, Machine Intelligence, has been a portfolio manager of the Fund since August 2023.

Buying and Selling Fund Shares

The Fund is an ETF. This means that individual shares of the Fund are listed for trading on a national securities exchange, currently NYSE Arca, Inc. (the “Listing Exchange”), and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com/investments.

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

38 WisdomTree Trust Prospectus

WisdomTree International Quality Dividend Growth Fund

Investment Objective

The WisdomTree International Quality Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Quality Dividend Growth Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.42%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%[1]
Total Annual Fund Operating Expenses	0.42%[1]

[1]	Excludes non-recurring expenses associated with the collection of additional European Union tax reclaims resulting from European Court of Justice rulings in several court cases in certain countries across the European Union. If these expenses were included, “Other Expenses” would be 0.02% and “Total Annual Fund Operating Expenses” would be 0.44%.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 43	$ 135	$ 235	$ 530

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Fund’s Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 48% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole.

The Index consists of dividend-paying common stocks with growth characteristics of companies in the industrialized world, excluding Canada and the United States. The Index is generally comprised of the 300 companies in the WisdomTree International Equity Index with the best combined rank of certain growth and quality factors, specifically: medium-term earnings growth expectations, return on equity, and return on assets. The WisdomTree International Equity Index is a modified capitalization-weighted index that is comprised of companies that pay regular cash dividends. To be eligible for inclusion in the WisdomTree International Equity Index a company must conduct its Primary Business Activities and list its shares on a securities exchange operating in one or more of the following countries: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, the United Kingdom, Israel, Japan, Australia, Hong Kong, or Singapore. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources.

WisdomTree Trust Prospectus 39

To be eligible for inclusion in the Index, a company must meet the following key criteria as of the annual screening date: (i) payment of at least $5 million in gross cash dividends (i.e., total dividends paid including capital gains distributions and non-taxable distributions and without excluding taxes, fees and other expenses) on shares of common stock during the preceding annual cycle; (ii) market capitalization of at least $1 billion; (iii) an earnings yield that is greater than its dividend yield; (iv) median daily dollar trading volume of at least $100,000 for the preceding three months; and (v) trading of at least 250,000 shares per month for each of the preceding six months. Eligible companies are ranked according to a rules-based calculation based on the following three factors, weighted as follows: medium-term earnings growth expectations (50%), the historical three-year average return on equity (25%), and the historical three-year average return on assets (25%).

Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay a greater total dollar amount of dividends are more heavily weighted. On the Index’s annual screening date, the maximum weight of any security in the Index is capped at 5%, and the Index caps the weight of constituents exposed to any one country and any one sector (except for the real estate sector) at 20%. The weight of constituents exposed to the real estate sector is capped at 15%. The specified caps and thresholds described above are applied concurrently and in a manner designed to seek to minimize deviation from a constituent’s initial or intended weighting in the Index. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated pro rata among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector, country, or individual constituent in the Index may fluctuate above or below specified caps and thresholds between rebalance dates in response to market conditions.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2025, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Industrials, Information Technology, and Consumer Discretionary Sectors.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.

As of June 30, 2025, the equity securities of companies that conduct their Primary Business Activities in Europe, particularly the United Kingdom, and Japan comprised a significant portion (e.g., approximately 15% or more of the Index’s total weight) of the Index, although the Index’s geographic exposure may change from time to time. As a result, the Fund can be expected to also have significant exposure to these countries and/or regions.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These additional risks may make investments in the Fund more volatile and potentially less liquid than other types of investments.

40 WisdomTree Trust Prospectus

■	Growth Investing Risk. Growth stocks, as a group, may be out of favor with the market and underperform value stocks or the overall equity market. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their prices are based heavily on the future expectations of the economy and the stock’s issuing company.

■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Consumer Discretionary Sector Risk. The Fund currently invests a significant portion of its assets in the Consumer Discretionary Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Consumer Discretionary Sector includes, for example, automobile, textile and retail companies, as well as hotels, restaurants and other leisure facilities. This sector can be significantly affected by, among other things, changes in domestic and international economies, exchange and interest rates, economic growth, worldwide demand, supply chain constraints, social trends, consumers’ disposable income levels, and propensity to spend.

■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of foreign currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

WisdomTree Trust Prospectus 41

Investments in Europe
Investments in Europe are subject to the risks associated with the political, social and economic conditions in the various countries in Europe in which the Fund invests and in Europe more generally. Many countries within Europe are closely connected and their economies and markets largely interdependent. As such, economic and political events in one European country, including monetary exchange rates between European countries and armed conflicts among two or more European countries, may have adverse effects across Europe. European countries that are members of the European Union (“EU”) and the European Economic and Monetary Union (“EMU”) are subject to certain economic and monetary policies and controls and the risks associated with such coordinated economic and fiscal policies, including the ongoing risks associated with the United Kingdom’s decision to withdraw from the EU and the stability of the remaining EU membership. The manifestation of any of these risks could have a negative effect on the Fund's investments in Europe.

Investments in Japan
Investments in Japan are subject to risks associated with its economy’s dependence on the export market and consistent government support of its export market. Slowdowns in the Japanese export market may have a negative impact on the Japanese economy as a whole. Japan’s economy is also reliant on the economic strength of its key trading partners in the United States, China, and Southeast Asia. Japan also lacks many natural resources, and, as such, price increases, shortages, or volatility in the commodities market could have an adverse effect on Japan’s economy. Japan is also subject to risks associated with natural disasters and escalating political tension in the region.

Investments in the United Kingdom
Investments in the United Kingdom (“U.K.”) are subject to risks associated with the U.K.’s economy and uncertainties surrounding the U.K.’s exit from the EU single market and customs union (“Brexit”). The U.K.’s economic growth, as well as the strength of its currency, the British pound, may be affected by changes in the economic health of its primary trade partners across Europe and the United States. The U.K.'s economy is also heavily dependent on the export of financial services and may be impacted by a slowdown in the financial services sector.

■	Geopolitical Risk. Some countries and regions in which the Fund invests have and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility, have adverse long-term effects on the U.S. and world economies, and disrupt the orderly functioning of securities markets generally, which may negatively impact the Fund’s investments.

■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent, or any other party for a period of time or at all, which may have an adverse impact on the Index as well as the Fund and its shareholders. The potential risk of a continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the Industrials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Industrials Sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, rapid technological developments, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation.

■	Information Technology Sector Risk. The Fund currently invests a significant portion of its assets in the Information Technology Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Information Technology Sector includes, for example, companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments, and semiconductors and related equipment and materials. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.

42 WisdomTree Trust Prospectus

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments represented in the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

■	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because mid-capitalization companies are more mature and are subject to slower growth during economic expansion.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of the Index and the MSCI EAFE Index, a broad-based securities market index intended to represent the overall international equity market. Index returns do not reflect deductions for fees, expenses, or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

WisdomTree Trust Prospectus 43

The Fund’s year-to-date total return as of June 30, 2025 was 16.36%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	16.72%	2Q/2020
Lowest Return	(18.68)%	2Q/2022

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2024

WisdomTree International Quality Dividend Growth Fund	1 Year	5 Years	Since Inception April 7, 2016
Return Before Taxes Based on NAV	(2.70)%	4.24%	6.23%
Return After Taxes on Distributions	(3.18)%	3.71%	5.78%
Return After Taxes on Distributions and Sale of Fund Shares	(1.09)%	3.38%	5.05%
WisdomTree International Quality Dividend Growth Index (Reflects no deduction for fees, expenses or taxes)	(2.14)%	4.64%	6.62%
MSCI EAFE Index (Reflects no deduction for fees, expenses or taxes)	3.82%	4.73%	6.76%

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management serves as investment adviser to the Fund. Mellon Investments Corporation (the “Sub-Adviser”) serves as the investment sub-adviser to the Fund.

Portfolio Managers

The Fund is managed by the Sub-Adviser’s Equity Index Strategies Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are identified below.

Marlene Walker-Smith, a Senior Director and Chief Investment Officer, has been a portfolio manager of the Fund since October 2020.

David France, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Todd Frysinger, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Vlasta Sheremeta, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

44 WisdomTree Trust Prospectus

Michael Stoll, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Buying and Selling Fund Shares

The Fund is an ETF. This means that individual shares of the Fund are listed for trading on a national securities exchange, currently Cboe BZX Exchange, Inc. (the “Listing Exchange”), and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com/investments.

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

WisdomTree Trust Prospectus 45

WisdomTree International Multifactor Fund

Investment Objective

The WisdomTree International Multifactor Fund (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.38%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%[1]
Total Annual Fund Operating Expenses	0.38%[1]

[1]	Excludes non-recurring expenses associated with the collection of additional European Union tax reclaims resulting from European Court of Justice rulings in several court cases in certain countries across the European Union. If these expenses were included, “Other Expenses” would be 0.04% and “Total Annual Fund Operating Expenses” would be 0.42%.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 39	$ 122	$ 213	$ 480

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Fund’s Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 99% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund is actively managed using a model-based approach and seeks to achieve its investment objective by investing primarily in equity securities of developed markets, excluding the United States and Canada, that exhibit certain characteristics that the investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), believes to be indicative of positive future returns based on a model developed by WisdomTree Asset Management. WisdomTree Asset Management seeks to identify equity securities of developed countries, excluding the United States and Canada, that have the highest potential for returns based on proprietary measures of fundamental factors, such as value and quality, and technical factors, such as momentum and correlation. WisdomTree Asset Management employs a quantitative model to identify which securities the Fund might purchase and sell and opportune times for purchases and sales. At a minimum, the Fund’s portfolio will be rebalanced quarterly according to WisdomTree Asset Management’s quantitative model, although a more active approach may be taken depending on such factors as market conditions and investment opportunities, and the number of holdings in the Fund may vary. Between rebalances, the Fund’s portfolio may temporarily include securities of companies that no longer meet the model’s investment criteria.

WisdomTree Asset Management seeks to manage the Fund’s currency risk by dynamically hedging currency fluctuations in the relative value of the applicable foreign currencies against the U.S. dollar, ranging from a 0% to 100% hedge. The hedge ratios on such foreign currencies are adjusted as frequently as weekly utilizing signals such as momentum, interest rate differentials, volatility, and cross-asset returns. The Fund uses forward currency contracts and/or futures contracts to the extent foreign currencies are hedged.

46 WisdomTree Trust Prospectus

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of developed markets, excluding the United States and Canada. The Fund generally expects to invest in large and mid-capitalization companies, but the Fund may also invest in small-capitalization companies.

As of June 30, 2025, companies in the Financials and Industrials Sectors comprised a significant portion (e.g., approximately 15% or more) of the Fund’s assets; however, the Fund’s sector exposure may change from time to time.

As of June 30, 2025, the Fund invested a significant portion (e.g., approximately 15% or more) of its assets in the equity securities of companies domiciled in or otherwise tied to, and thus had significant investment exposure to, Europe, particularly the United Kingdom, and Japan, although the Fund’s geographic exposure may change from time to time.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These additional risks may make investments in the Fund more volatile and potentially less liquid than other types of investments.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Active Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

WisdomTree Trust Prospectus 47

■	Derivatives Risk. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a currency or a commodity. Generally, derivatives are sophisticated investments that may pose risks that are different from or greater than those posed by investing directly in the underlying reference asset. For example, the return on a derivative instrument may not correlate with that of its underlying reference asset, and minimal requisite initial investments necessary to purchase derivatives positions may expose the Fund to losses in excess of those amounts. Derivatives also can be volatile and may be less liquid than other investments. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. The Fund may use currency forward contracts and/or currency futures contracts to implement its principal investment strategies. A forward currency contract is an agreement to buy or sell a specific currency on a future date at a set price thereby effectively locking in the exchange rate for the purchase or sale of that currency. Currency forward contracts are traded in the over-the-counter market and generally are not subject to initial or upfront margin requirements. As a result, currency forward contracts are particularly subject to counterparty credit risk, including that a counterparty may be unwilling or unable to meet its contractual obligations. A currency futures contract is an exchange-traded contract that provides for the future purchase or sale of a currency at a specified price of another currency. Currency futures contracts are subject to the risk of imperfect correlation between the movements in the price of the futures contract and the underlying currency.

■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the Financials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Financials Sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

■	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investments in Europe
Investments in Europe are subject to the risks associated with the political, social and economic conditions in the various countries in Europe in which the Fund invests and in Europe more generally. Many countries within Europe are closely connected and their economies and markets largely interdependent. As such, economic and political events in one European country, including monetary exchange rates between European countries and armed conflicts among two or more European countries, may have adverse effects across Europe. European countries that are members of the European Union (“EU”) and the European Economic and Monetary Union (“EMU”) are subject to certain economic and monetary policies and controls and the risks associated with such coordinated economic and fiscal policies, including the ongoing risks associated with the United Kingdom’s decision to withdraw from the EU and the stability of the remaining EU membership. The manifestation of any of these risks could have a negative effect on the Fund's investments in Europe.

Investments in Japan
Investments in Japan are subject to risks associated with its economy’s dependence on the export market and consistent government support of its export market. Slowdowns in the Japanese export market may have a negative impact on the Japanese economy as a whole. Japan’s economy is also reliant on the economic strength of its key trading partners in the United States, China, and Southeast Asia. Japan also lacks many natural resources, and, as such, price increases, shortages, or volatility in the commodities market could have an adverse effect on Japan’s economy. Japan is also subject to risks associated with natural disasters and escalating political tension in the region.

Investments in the United Kingdom
Investments in the United Kingdom (“U.K.”) are subject to risks associated with the U.K.’s economy and uncertainties surrounding the U.K.’s exit from the EU single market and customs union (“Brexit”). The U.K.’s economic growth, as well as the strength of its currency, the British pound, may be affected by changes in the economic health of its primary trade partners across Europe and the United States. The U.K.'s economy is also heavily dependent on the export of financial services and may be impacted by a slowdown in the financial services sector.

48 WisdomTree Trust Prospectus

■	Geopolitical Risk. Some countries and regions in which the Fund invests have and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility, have adverse long-term effects on the U.S. and world economies, and disrupt the orderly functioning of securities markets generally, which may negatively impact the Fund’s investments.

■	Hedging Risk. Derivatives used by the Fund to offset its exposure to foreign currencies may not perform as intended for a variety of reasons, including a lack of correlation between the derivative and the underlying currency. There can be no assurance that the Fund’s dynamic hedging strategy or hedging transactions will be effective. The value of an investment in the Fund could be significantly and adversely affected if (i) the value of foreign currencies being hedged by the Fund appreciate relative to the U.S. dollar at the same time the value of the Fund's equity holdings depreciate, or (ii) the Fund’s derivatives are unsuccessful in offsetting a significant portion of the Fund’s exposure to such foreign securities.

■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the Industrials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Industrials Sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, rapid technological developments, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Large-Capitalization Investing Risk. The Fund invests in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

■	Mid-Capitalization Investing Risk. The Fund invests in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because mid-capitalization companies are more mature and are subject to slower growth during economic expansion.

■	Models and Data Risk. The Fund uses an investment model to implement its investment strategy. The Fund is subject to the risk that the investment model may not perform as intended, including because the model may not adequately take into consideration certain factors relevant to the Fund’s investment strategy, investments, or the market environment, contains design flaws or incorporates faulty assumptions, or is informed by inaccurate or incomplete data. Errors in the data, assumptions and/or the design of the model may occur from time to time and may not be identified and/or corrected by the Sub-Adviser (defined below) or the Adviser for a significant period or at all, which may magnify the adverse effect on the Fund of any investment decisions made in reliance on the erroneous model results. Any of these circumstances may lead to investment decisions or the inclusion or exclusion of securities that adversely affect the value of the Fund.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

WisdomTree Trust Prospectus 49

■	Portfolio Turnover Risk. The Fund’s investment strategy may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher transaction costs and the distribution of additional capital gains, which may generate greater tax liabilities for shareholders who hold the shares in taxable accounts. Increased transaction costs and distributions of capital gains may negatively affect the Fund’s performance.

■	Small-Capitalization Investing Risk. The Fund may invest in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to adverse economic developments as well as changes in interest rates, government regulation, borrowing costs, and earnings.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of the MSCI EAFE Local Currency Index, a broad-based securities market index intended to represent the overall international equity market. Performance is also shown for the MSCI EAFE Index, which represents the investment exposure sought by the Fund. Index returns do not reflect deductions for fees, expenses, or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

The Fund’s year-to-date total return as of June 30, 2025 was 18.40%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	11.58%	2Q/2020
Lowest Return	(18.06)%	1Q/2020

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2024

WisdomTree International Multifactor Fund	1 Year	5 Years	Since Inception August 10, 2018
Return Before Taxes Based on NAV	10.82%	4.58%	4.72%
Return After Taxes on Distributions	9.91%	3.82%	4.01%
Return After Taxes on Distributions and Sale of Fund Shares	7.04%	3.53%	3.69%
MSCI EAFE Index (Reflects no deduction for fees, expenses or taxes)	3.82%	4.73%	4.99%
MSCI EAFE Local Currency Index (Reflects no deduction for fees, expenses or taxes)	11.28%	7.55%	7.14%

50 WisdomTree Trust Prospectus

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management serves as investment adviser to the Fund. Mellon Investments Corporation (the “Sub-Adviser”) serves as the investment sub-adviser to the Fund.

Portfolio Managers

The Fund is managed by the Sub-Adviser’s Equity Index Strategies Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are identified below.

Marlene Walker-Smith, a Senior Director and Chief Investment Officer, has been a portfolio manager of the Fund since October 2020.

David France, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Todd Frysinger, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Vlasta Sheremeta, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Michael Stoll, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Buying and Selling Fund Shares

The Fund is an ETF. This means that individual shares of the Fund are listed for trading on a national securities exchange, currently NYSE Arca, Inc. (the “Listing Exchange”), and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com/investments.

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

WisdomTree Trust Prospectus 51

WisdomTree Europe Quality Dividend Growth Fund

Investment Objective

The WisdomTree Europe Quality Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe Quality Dividend Growth Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%[1]
Total Annual Fund Operating Expenses	0.58%[1]

[1]	Excludes non-recurring expenses associated with the collection of additional European Union tax reclaims resulting from European Court of Justice rulings in several court cases in certain countries across the European Union. If these expenses were included, “Other Expenses” would be 0.05% and “Total Annual Fund Operating Expenses” would be 0.63%.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 59	$ 186	$ 324	$ 726

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Fund’s Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole.

The Index consists of dividend-paying common stocks of companies with growth characteristics that conduct their Primary Business Activities and list their shares on a securities exchange operating in one or more of the following countries: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland or the United Kingdom. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources. The Index is a modified capitalization-weighted index that is generally comprised of the 300 companies with the best combined rank of certain growth and quality factors, specifically: medium-term earnings growth expectations, return on equity, and return on assets.

52 WisdomTree Trust Prospectus

To be eligible for inclusion in the Index, a company must meet the following key criteria as of the annual screening date: (i) payment of at least $5 million in gross cash dividends (i.e., total dividends paid including capital gains distributions and non-taxable distributions and without excluding taxes, fees and other expenses) on shares of common stock during the preceding annual cycle; (ii) market capitalization of at least $1 billion; (iii) median daily dollar trading volume of at least $200,000 for each of the preceding three months; (iv) trading of at least 250,000 shares per month for each of the preceding six months; and (v) an earnings yield greater than the dividend yield.

Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay a greater total dollar amount of dividends are more heavily weighted. On the Index’s annual screening date, the maximum weight of any security in the Index is capped at 5%, and the Index caps the weight of constituents exposed to any one country at 25% and any one sector (except for the real estate sector) at 20%. The weight of constituents exposed to the real estate sector is capped at 15%. The specified caps and thresholds described above are applied concurrently and in a manner designed to seek to minimize deviation from a constituent’s initial or intended weighting in the Index. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated pro rata among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector, country, or individual constituent in the Index may fluctuate above or below specified caps and thresholds between rebalance dates in response to market conditions.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2025, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Industrials, Health Care, Consumer Staples, and Consumer Discretionary Sectors.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.

As of June 30, 2025, the equity securities of companies that conduct their Primary Business Activities in Europe, particularly the United Kingdom and Switzerland, comprised a significant portion (e.g., approximately 15% or more of the Index’s total weight) of the Index, although the Index’s geographic exposure may change from time to time. As a result, the Fund can be expected to also have significant exposure to these countries and/or regions.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Geographic Concentration in Europe Risk. Because the Fund invests primarily in the securities of companies in Europe, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. Many countries within Europe are closely connected and their economies and markets largely interdependent. As such, economic and political events in one European country, including monetary exchange rates between European countries and armed conflicts among two or more European countries, may have adverse effects across Europe. European countries that are members of the European Union (“EU”) and the European Economic and Monetary Union (“EMU”) are subject to certain economic and monetary policies and controls and the risks associated with such coordinated economic and fiscal policies. Members of the EMU must comply with restrictions on inflation rates, deficits, debt levels, and fiscal and monetary controls. The implementation of any such restrictions or controls, the default of an EU member country on its sovereign debt, significant fluctuations in the euro’s exchange rate, or a change in governmental or EU trade regulations could each have a significant impact on the economies of some or all European countries. The European economy is also subject to the ongoing risks associated with the United Kingdom’s decision to withdraw from the EU and the stability of the remaining EU membership. In addition, the extent and duration of Russia’s military invasion of Ukraine, initiated in February 2022, and the broad-ranging economic sanctions levied against Russia by the United States, the EU, the United Kingdom, and other countries, are impossible to predict, but these events could have a significant adverse impact on Europe’s overall economy and may adversely affect the Fund’s performance even in the absence of direct exposure to Russian securities. The manifestation of any of these risks could have a negative effect on the Fund’s investments in Europe. The Fund currently invests a significant portion of its assets in companies organized in United Kingdom and Switzerland, although this may change from time to time.

WisdomTree Trust Prospectus 53

Investments in Switzerland
The Swiss economy is heavily dependent on the economies of the United States and other European nations as key trading partners. In particular, Switzerland depends on international trade and exports to generate economic growth. As a result, future changes in the price or the demand for Swiss products or services by these trading partners, or changes in these countries’ economies, trade regulations or currency exchange rates could adversely impact the Swiss economy.

Investments in the United Kingdom
Investments in the United Kingdom (“U.K.”) are subject to risks associated with the U.K.’s economy and uncertainties surrounding the U.K.’s exit from the EU single market and customs union (“Brexit”). The U.K.’s economic growth, as well as the strength of its currency, the British pound, may be affected by changes in the economic health of its primary trade partners across Europe and the United States. The U.K.'s economy is also heavily dependent on the export of financial services and may be impacted by a slowdown in the financial services sector.

■	Growth Investing Risk. Growth stocks, as a group, may be out of favor with the market and underperform value stocks or the overall equity market. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their prices are based heavily on the future expectations of the economy and the stock’s issuing company.

■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Consumer Discretionary Sector Risk. The Fund currently invests a significant portion of its assets in the Consumer Discretionary Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Consumer Discretionary Sector includes, for example, automobile, textile and retail companies, as well as hotels, restaurants and other leisure facilities. This sector can be significantly affected by, among other things, changes in domestic and international economies, exchange and interest rates, economic growth, worldwide demand, supply chain constraints, social trends, consumers’ disposable income levels, and propensity to spend.

54 WisdomTree Trust Prospectus

■	Consumer Staples Sector Risk. The Fund currently invests a significant portion of its assets in the Consumer Staples Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Consumer Staples Sector includes, for example, food and drug retail and companies whose primary lines of business are food, beverage and other household items, including agricultural products. This sector can be significantly affected by, among other things, changes in price and availability of underlying commodities, rising energy prices and global and economic conditions.

■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These additional risks may make investments in the Fund more volatile and potentially less liquid than other types of investments.

■	Geopolitical Risk. Some countries and regions in which the Fund invests have and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility, have adverse long-term effects on the U.S. and world economies, and disrupt the orderly functioning of securities markets generally, which may negatively impact the Fund’s investments.

■	Health Care Sector Risk. The Fund currently invests a significant portion of its assets in the Health Care Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Health Care Sector includes, for example, biotechnology, pharmaceutical, health care facilities, and health care equipment and supply companies. This sector can be significantly affected by, among other things, lapsing patent protection, technological developments that make drugs obsolete, government regulation, price controls, and approvals for drugs.

■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent, or any other party for a period of time or at all, which may have an adverse impact on the Index as well as the Fund and its shareholders. The potential risk of a continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

WisdomTree Trust Prospectus 55

■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the Industrials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Industrials Sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, rapid technological developments, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments represented in the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

■	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because mid-capitalization companies are more mature and are subject to slower growth during economic expansion.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of the Index and the MSCI Europe Index, a broad-based securities market index intended to represent the overall European equity market. Index returns do not reflect deductions for fees, expenses, or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

56 WisdomTree Trust Prospectus

The Fund’s year-to-date total return as of June 30, 2025 was 16.77%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	16.46%	4Q/2022
Lowest Return	(20.01)%	1Q/2020

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2024

WisdomTree Europe Quality Dividend Growth Fund	1 Year	5 Years	10 Years
Return Before Taxes Based on NAV	(3.56)%	4.19%	5.57%
Return After Taxes on Distributions	(3.92)%	3.73%	5.14%
Return After Taxes on Distributions and Sale of Fund Shares	(1.55)%	3.39%	4.55%
WisdomTree Europe Quality Dividend Growth Index (Reflects no deduction for fees, expenses or taxes)	(3.27)%	4.58%	6.04%
MSCI Europe Index (Reflects no deduction for fees, expenses or taxes)	1.79%	4.90%	4.98%

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management serves as investment adviser to the Fund. Mellon Investments Corporation (the “Sub-Adviser”) serves as the investment sub-adviser to the Fund.

Portfolio Managers

The Fund is managed by the Sub-Adviser’s Equity Index Strategies Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are identified below.

Marlene Walker-Smith, a Senior Director and Chief Investment Officer, has been a portfolio manager of the Fund since October 2020.

David France, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Todd Frysinger, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Vlasta Sheremeta, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

WisdomTree Trust Prospectus 57

Michael Stoll, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Buying and Selling Fund Shares

The Fund is an ETF. This means that individual shares of the Fund are listed for trading on a national securities exchange, currently NYSE Arca, Inc. (the “Listing Exchange”), and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com/investments.

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

58 WisdomTree Trust Prospectus

WisdomTree Europe SmallCap Dividend Fund

Investment Objective

The WisdomTree Europe SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe SmallCap Dividend Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%[1]
Total Annual Fund Operating Expenses	0.58%[1]

[1]	Excludes non-recurring expenses associated with the collection of additional European Union tax reclaims resulting from European Court of Justice rulings in several court cases in certain countries across the European Union. If these expenses were included, “Other Expenses” would be 0.09% and “Total Annual Fund Operating Expenses” would be 0.67%.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 59	$ 186	$ 324	$ 726

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Fund’s Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 54% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole.

The Index is a modified capitalization-weighted index that is comprised of the small-capitalization segment of the European dividend-paying market. Constituent companies are selected from the small-capitalization segment of the European companies in the WisdomTree International Equity Index. The Index is comprised of companies that compose the bottom 25% (bottom 30% with respect to a company being deleted) of the market capitalization of the European securities in the WisdomTree International Equity Index after the 300 largest companies have been removed. As of June 30, 2025, the Index had a market capitalization range from $10.4 million to $4.3 billion, with an average market capitalization of $1.1 billion. To be eligible for inclusion in the Index, a company must meet the following key criteria as of the annual screening date: (i) conduct its Primary Business Activities and list its shares on a securities exchange operating in one or more of the following countries: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, or the United Kingdom (“Europe”); (ii) payment of at least $5 million in gross cash dividends (i.e., total dividends paid including capital gains distributions and non-taxable distributions and without excluding taxes, fees and other expenses) on shares of common stock during the preceding annual cycle; (iii) market capitalization of at least $100 million; (iv) median daily dollar trading volume of at least $100,000 for the preceding three months; and (v) trading of at least 250,000 shares per month for each of the preceding six months. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources.

WisdomTree Trust Prospectus 59

Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay a greater total dollar amount of dividends are more heavily weighted. On the Index’s annual screening date, the Index caps the weight of constituents exposed to any one sector (except for the real estate sector) at 25%. The weight of constituents exposed to the real estate sector is capped at 15%. The weight of constituents exposed to any single country is capped at 30%. The specified caps and thresholds described above are applied concurrently and in a manner designed to seek to minimize deviation from a constituent’s initial or intended weighting in the Index. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated pro rata among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector, country, or individual constituent in the Index may fluctuate above or below specified caps and thresholds between rebalance dates in response to market conditions.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2025, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Industrials and Financials Sectors.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.

As of June 30, 2025, the equity securities of companies that conduct their Primary Business Activities in Europe, particularly the United Kingdom, comprised a significant portion (e.g., approximately 15% or more of the Index’s total weight) of the Index, although the Index’s geographic exposure may change from time to time. As a result, the Fund can be expected to also have significant exposure to these countries and/or regions.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Geographic Concentration in Europe Risk. Because the Fund invests primarily in the securities of companies in Europe, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. Many countries within Europe are closely connected and their economies and markets largely interdependent. As such, economic and political events in one European country, including monetary exchange rates between European countries and armed conflicts among two or more European countries, may have adverse effects across Europe. European countries that are members of the European Union (“EU”) and the European Economic and Monetary Union (“EMU”) are subject to certain economic and monetary policies and controls and the risks associated with such coordinated economic and fiscal policies. Members of the EMU must comply with restrictions on inflation rates, deficits, debt levels, and fiscal and monetary controls. The implementation of any such restrictions or controls, the default of an EU member country on its sovereign debt, significant fluctuations in the euro’s exchange rate, or a change in governmental or EU trade regulations could each have a significant impact on the economies of some or all European countries. The European economy is also subject to the ongoing risks associated with the United Kingdom’s decision to withdraw from the EU and the stability of the remaining EU membership. In addition, the extent and duration of Russia’s military invasion of Ukraine, initiated in February 2022, and the broad-ranging economic sanctions levied against Russia by the United States, the EU, the United Kingdom, and other countries, are impossible to predict, but these events could have a significant adverse impact on Europe’s overall economy and may adversely affect the Fund’s performance even in the absence of direct exposure to Russian securities. The manifestation of any of these risks could have a negative effect on the Fund’s investments in Europe. The Fund currently invests a significant portion of its assets in companies organized in the United Kingdom, although this may change from time to time.

60 WisdomTree Trust Prospectus

Investments in the United Kingdom
Investments in the United Kingdom (“U.K.”) are subject to risks associated with the U.K.’s economy and uncertainties surrounding the U.K.’s exit from the EU single market and customs union (“Brexit”). The U.K.’s economic growth, as well as the strength of its currency, the British pound, may be affected by changes in the economic health of its primary trade partners across Europe and the United States. The U.K.'s economy is also heavily dependent on the export of financial services and may be impacted by a slowdown in the financial services sector.

■	Small-Capitalization Investing Risk. The Fund invests primarily in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to adverse economic developments as well as changes in interest rates, government regulation, borrowing costs, and earnings.

■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

WisdomTree Trust Prospectus 61

■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the Financials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Financials Sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These additional risks may make investments in the Fund more volatile and potentially less liquid than other types of investments.

■	Geopolitical Risk. Some countries and regions in which the Fund invests have and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility, have adverse long-term effects on the U.S. and world economies, and disrupt the orderly functioning of securities markets generally, which may negatively impact the Fund’s investments.

■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent, or any other party for a period of time or at all, which may have an adverse impact on the Index as well as the Fund and its shareholders. The potential risk of a continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the Industrials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Industrials Sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, rapid technological developments, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments represented in the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

62 WisdomTree Trust Prospectus

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of the Index and the MSCI Europe Index, a broad-based securities market index intended to represent the overall European equity market. Performance is also shown for the MSCI Europe Small Cap Index, which more closely represents investment exposure sought by the Fund. Index returns do not reflect deductions for fees, expenses, or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

The Fund’s year-to-date total return as of June 30, 2025 was 26.78%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	22.22%	4Q/2020
Lowest Return	(36.36)%	1Q/2020

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2024

WisdomTree Europe SmallCap Dividend Fund	1 Year	5 Years	10 Years
Return Before Taxes Based on NAV	(0.32)%	1.52%	4.83%
Return After Taxes on Distributions	(1.31)%	0.51%	3.98%
Return After Taxes on Distributions and Sale of Fund Shares	0.75%	1.13%	3.85%
WisdomTree Europe SmallCap Dividend Index (Reflects no deduction for fees, expenses or taxes)	(0.09)%	1.83%	5.19%
MSCI Europe Small Cap Index (Reflects no deduction for fees, expenses or taxes)	(0.96)%	1.98%	5.31%
MSCI Europe Index (Reflects no deduction for fees, expenses or taxes)	1.79%	4.90%	4.98%

WisdomTree Trust Prospectus 63

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management serves as investment adviser to the Fund. Mellon Investments Corporation (the “Sub-Adviser”) serves as the investment sub-adviser to the Fund.

Portfolio Managers

The Fund is managed by the Sub-Adviser’s Equity Index Strategies Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are identified below.

Marlene Walker-Smith, a Senior Director and Chief Investment Officer, has been a portfolio manager of the Fund since October 2020.

David France, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Todd Frysinger, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Vlasta Sheremeta, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Michael Stoll, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Buying and Selling Fund Shares

The Fund is an ETF. This means that individual shares of the Fund are listed for trading on a national securities exchange, currently NYSE Arca, Inc. (the “Listing Exchange”), and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com/investments.

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

64 WisdomTree Trust Prospectus

WisdomTree Japan SmallCap Dividend Fund

Investment Objective

The WisdomTree Japan SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan SmallCap Dividend Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.58%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 59	$ 186	$ 324	$ 726

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Fund’s Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole.

The Index is a modified capitalization-weighted index that is comprised of dividend-paying small capitalization companies in Japan. As of June 30, 2025, the Index had a market capitalization range from $91.9 million to $5.6 billion, with an average market capitalization of $779.1 million. To be eligible for inclusion in the Index, a company must meet the following key criteria as of the annual screening date: (i) conduct its Primary Business Activities in Japan and list its shares on the Tokyo Stock Exchange; (ii) payment of at least $5 million in gross cash dividends (i.e., total dividends paid including capital gains distributions and non-taxable distributions and without excluding taxes, fees and other expenses) on shares of common stock during the preceding annual cycle; (iii) market capitalization of at least $100 million; (iv) median daily dollar trading volume of at least $100,000 for the preceding three months; and (v) trading of at least 250,000 shares per month for each of the preceding six months. The Index is then created by removing the 300 largest companies by market capitalization from the list of eligible companies, as of the annual screening date. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources.

WisdomTree Trust Prospectus 65

Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay a greater total dollar amount of dividends are more heavily weighted. On the Index’s annual screening date, the maximum weight of any security in the Index is capped at 2%, and the Index caps the weight of constituents exposed to any one sector (except for the real estate sector) at 25%. The weight of constituents exposed to the real estate sector is capped at 15%. The specified caps and thresholds described above are applied concurrently and in a manner designed to seek to minimize deviation from a constituent’s initial or intended weighting in the Index. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated pro rata among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector or individual constituent in the Index may fluctuate above or below specified caps and thresholds between rebalance dates in response to market conditions.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2025, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Industrials and Consumer Discretionary Sectors.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Geographic Concentration in Japan Risk. Because the Fund invests primarily in the securities of companies in Japan, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Japan and to be more volatile than the performance of more geographically diversified funds. Japan’s economic growth is heavily dependent on international trade, government support of the financial services sector and other troubled sectors, and consistent government policy supporting its export market. Slowdowns in the economies of key trading partners such as the United States, China and/or countries in Southeast Asia, including economic, political or social instability in such countries, also could have a negative impact on the Japanese economy as a whole. Japan also lacks many natural resources, and, as such, price increases, shortages, or volatility in the commodities market could have an adverse effect on Japan’s economy. Currency fluctuations may also adversely impact the Japanese economy and its export market. In the past, the Japanese government has intervened in its currency market to maintain or reduce the value of the Japanese yen. Any such intervention could cause the Japanese yen’s value to fluctuate sharply and unpredictably and could cause losses to investors. In addition, Japan’s labor market is adapting to an aging workforce, declining population, and demand for increased labor mobility. These demographic shifts and fundamental structural changes to the labor market may negatively impact Japan’s economic competitiveness. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.

■	Small-Capitalization Investing Risk. The Fund invests primarily in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to adverse economic developments as well as changes in interest rates, government regulation, borrowing costs, and earnings.

66 WisdomTree Trust Prospectus

■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Consumer Discretionary Sector Risk. The Fund currently invests a significant portion of its assets in the Consumer Discretionary Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Consumer Discretionary Sector includes, for example, automobile, textile and retail companies, as well as hotels, restaurants and other leisure facilities. This sector can be significantly affected by, among other things, changes in domestic and international economies, exchange and interest rates, economic growth, worldwide demand, supply chain constraints, social trends, consumers’ disposable income levels, and propensity to spend.

■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of Japanese yen will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These additional risks may make investments in the Fund more volatile and potentially less liquid than other types of investments.

■	Geopolitical Risk. Japan has and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility, have adverse long-term effects on Japan and world economies, and disrupt the orderly functioning of securities markets generally, which may negatively impact the Fund’s investments.

WisdomTree Trust Prospectus 67

■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent, or any other party for a period of time or at all, which may have an adverse impact on the Index as well as the Fund and its shareholders. The potential risk of a continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the Industrials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Industrials Sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, rapid technological developments, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments represented in the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of the Index and the MSCI Japan Index, a broad-based securities market index intended to represent the overall Japanese equity market. Performance is also shown for the MSCI Japan Small Cap Index, which more closely represents the investment exposure sought by the Fund. Index returns do not reflect deductions for fees, expenses, or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

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The Fund’s year-to-date total return as of June 30, 2025 was 14.85%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	12.62%	4Q/2022
Lowest Return	(21.18)%	1Q/2020

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2024

WisdomTree Japan SmallCap Dividend Fund	1 Year	5 Years	10 Years
Return Before Taxes Based on NAV	3.24%	2.87%	6.68%
Return After Taxes on Distributions	2.81%	2.41%	6.29%
Return After Taxes on Distributions and Sale of Fund Shares	2.50%	2.30%	5.48%
WisdomTree Japan SmallCap Dividend Index (Reflects no deduction for fees, expenses or taxes)	3.36%	3.13%	7.14%
MSCI Japan Small Cap Index (Reflects no deduction for fees, expenses or taxes)	4.37%	1.59%	5.86%
MSCI Japan Index (Reflects no deduction for fees, expenses or taxes)	8.31%	4.81%	6.25%

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management serves as investment adviser to the Fund. Mellon Investments Corporation (the “Sub-Adviser”) serves as the investment sub-adviser to the Fund.

Portfolio Managers

The Fund is managed by the Sub-Adviser’s Equity Index Strategies Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are identified below.

Marlene Walker-Smith, a Senior Director and Chief Investment Officer, has been a portfolio manager of the Fund since October 2020.

David France, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Todd Frysinger, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Vlasta Sheremeta, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

WisdomTree Trust Prospectus 69

Michael Stoll, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Buying and Selling Fund Shares

The Fund is an ETF. This means that individual shares of the Fund are listed for trading on a national securities exchange, currently NYSE Arca, Inc. (the “Listing Exchange”), and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com/investments.

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

70 WisdomTree Trust Prospectus

WisdomTree Japan Hedged Equity Fund

Investment Objective

The WisdomTree Japan Hedged Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged Equity Index (the “Index”). The Fund seeks to provide Japanese equity returns while mitigating or “hedging” against fluctuations between the value of the Japanese yen and the U.S. dollar.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.48%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.48%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 49	$ 154	$ 269	$ 604

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Fund’s Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), has created the Index to provide exposure to Japanese equity markets while at the same time “hedging” or neutralizing exposure to fluctuations in the value of the Japanese yen relative to the U.S. dollar.

The Index consists of dividend-paying companies that conduct their Primary Business Activities in Japan, and that list their shares on the Tokyo Stock Exchange, that derive less than 80% of their revenue from sources in Japan. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources. By excluding companies that derive 80% or more of their revenue from Japan, the Index is tilted towards companies with a more significant global revenue base. The companies included in the Index typically have greater exposure to the value of global currencies and, in many cases, their business prospects historically have improved when the value of the yen has declined and have weakened when the value of the yen has increased. To be eligible for inclusion in the Index, a company must meet the following key criteria as of the annual screening date: (i) payment of at least $5 million in gross cash dividends (i.e., total dividends paid including capital gains distributions and non-taxable distributions and without excluding taxes, fees and other expenses) on shares of common stock during the preceding annual cycle; (ii) market capitalization of at least $100 million; (iii) median daily dollar trading volume of at least $100,000 for the preceding three months; and (iv) trading of at least 250,000 shares per month for each of the preceding six months.

WisdomTree Trust Prospectus 71

Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay a greater total dollar amount of dividends are more heavily weighted. On the Index’s annual screening date, the maximum weight of any security in the Index is capped at 5%, and the Index caps the weight of constituents exposed to a single sector (except for the real estate sector) at 25%. The weight of constituents exposed to the real estate sector is capped at 15%. The specified caps and thresholds described above are applied concurrently and in a manner designed to seek to minimize deviation from a constituent’s initial or intended weighting in the Index. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated on a pro rata basis among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase. The Index weight of a sector or individual constituent may fluctuate above or below specified caps and thresholds between rebalance dates in response to market conditions.

WisdomTree currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2025, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Industrials, Consumer Discretionary, and Financials Sectors.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.

The Index “hedges” against, or seeks to minimize the impact of, fluctuations in the relative value of the Japanese yen and the U.S. dollar. The Index is designed to have higher returns than an equivalent un-hedged investment in Japanese equity securities when the U.S. dollar is going up in value relative to the Japanese yen. Conversely, the Index is designed to have lower returns than an equivalent un-hedged investment in Japanese equity securities when the U.S. dollar is falling in value relative to the Japanese yen. To hedge its currency exposure to the Japanese yen, the Index applies a published one-month forward rate of the Japanese yen in U.S. dollars to the Index’s total equity exposure.

Currency forward contracts and/or currency futures contracts are used to hedge the Fund’s exposure to the Japanese yen. The contract value of currency forward contracts and currency futures contracts in the Fund is based on the aggregate exposure of the Fund and Index to the Japanese yen. While this approach is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate the Fund’s exposure to all currency fluctuations. The return of the currency forward contracts and currency futures contracts held by the Fund may not fully hedge or completely offset the Fund’s exposure to the Japanese yen or fluctuations in its value relative to that of the U.S. dollar.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

72 WisdomTree Trust Prospectus

■	Geographic Concentration in Japan Risk. Because the Fund invests primarily in the securities of companies in Japan, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Japan and to be more volatile than the performance of more geographically diversified funds. Japan’s economic growth is heavily dependent on international trade, government support of the financial services sector and other troubled sectors, and consistent government policy supporting its export market. Slowdowns in the economies of key trading partners such as the United States, China and/or countries in Southeast Asia, including economic, political or social instability in such countries, also could have a negative impact on the Japanese economy as a whole. Japan also lacks many natural resources, and, as such, price increases, shortages, or volatility in the commodities market could have an adverse effect on Japan’s economy. Currency fluctuations may also adversely impact the Japanese economy and its export market. In the past, the Japanese government has intervened in its currency market to maintain or reduce the value of the Japanese yen. Any such intervention could cause the Japanese yen’s value to fluctuate sharply and unpredictably and could cause losses to investors. In addition, Japan’s labor market is adapting to an aging workforce, declining population, and demand for increased labor mobility. These demographic shifts and fundamental structural changes to the labor market may negatively impact Japan’s economic competitiveness. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.

■	Hedging Risk. Both the Fund and the Index seek to “hedge” or minimize the impact of fluctuations in the relative value of the Japanese yen against the U.S. dollar. The Fund seeks to hedge against such fluctuations largely through the use of derivatives. Such derivatives may not perform as intended for a variety of reasons, including a lack of correlation between the derivative and the underlying currency, and there can be no assurance that the Fund’s hedging strategies and transactions will be effective. In addition, to minimize transaction costs, or for other reasons, the Fund’s exposure to the yen may not be fully hedged at all times. Currency exchange rates can be volatile, changing quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money. For example, the value of an investment in the Fund could be significantly and adversely affected if (i) the value of the yen appreciates relative to the U.S. dollar at the same time the value of the Fund’s equity holdings depreciates, or (ii) the Fund’s derivatives are unsuccessful in offsetting a significant portion of the Fund’s exposure to the Japanese yen.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind its portfolio investments to obtain the cash needed to pay out redemption proceeds. This may cause the Fund to recognize capital gains that it might not have recognized if it had satisfied such redemption requests with securities held by the Fund (i.e., redeemed its shares in kind). As a result, the Fund may pay out higher annual capital gains distributions than a fund that redeems its shares in kind.

■	Consumer Discretionary Sector Risk. The Fund currently invests a significant portion of its assets in the Consumer Discretionary Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Consumer Discretionary Sector includes, for example, automobile, textile and retail companies, as well as hotels, restaurants and other leisure facilities. This sector can be significantly affected by, among other things, changes in domestic and international economies, exchange and interest rates, economic growth, worldwide demand, supply chain constraints, social trends, consumers’ disposable income levels, and propensity to spend.

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■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Derivatives Risk. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a currency or a commodity. Generally, derivatives are sophisticated investments that may pose risks that are different from or greater than those posed by investing directly in the underlying reference asset. For example, the return on a derivative instrument may not correlate with that of its underlying reference asset, and minimal requisite initial investments necessary to purchase derivatives positions may expose the Fund to losses in excess of those amounts. Derivatives also can be volatile and may be less liquid than other investments. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. The Fund expects to use currency forward contracts and/or currency futures contracts to implement its principal investment strategies. A forward currency contract is an agreement to buy or sell a specific currency on a future date at a set price thereby effectively locking in the exchange rate for the purchase or sale of that currency. Currency forward contracts are traded in the over-the-counter market and generally are not subject to initial or upfront margin requirements. As a result, currency forward contracts are particularly subject to counterparty credit risk, including that a counterparty may be unwilling or unable to meet its contractual obligations. A currency futures contract is an exchange-traded contract that provides for the future purchase or sale of a currency at a specified price of another currency. Currency futures contracts are subject to the risk of imperfect correlation between the movements in the price of the futures contract and the underlying currency.

■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the Financials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Financials Sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These additional risks may make investments in the Fund more volatile and potentially less liquid than other types of investments.

■	Geopolitical Risk. Japan has and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility, have adverse long-term effects on Japan and world economies, and disrupt the orderly functioning of securities markets generally, which may negatively impact the Fund’s investments.

■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent, or any other party for a period of time or at all, which may have an adverse impact on the Index as well as the Fund and its shareholders. The potential risk of a continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

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■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the Industrials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Industrials Sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, rapid technological developments, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments represented in the Index.

■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

■	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because mid-capitalization companies are more mature and are subject to slower growth during economic expansion.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of the Index and the MSCI Japan Local Currency Index, a broad-based securities market index intended to represent the overall Japanese equity market. Index returns do not reflect deductions for fees, expenses, or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

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The Fund’s year-to-date total return as of June 30, 2025 was 4.51%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	22.57%	1Q/2024
Lowest Return	(21.42)%	1Q/2020

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2024

WisdomTree Japan Hedged Equity Fund	1 Year	5 Years	10 Years
Return Before Taxes Based on NAV	30.17%	19.06%	11.79%
Return After Taxes on Distributions	29.03%	18.29%	11.10%
Return After Taxes on Distributions and Sale of Fund Shares	18.51%	15.39%	9.63%
WisdomTree Japan Hedged Equity Index (Reflects no deduction for fees, expenses or taxes)	30.73%	19.62%	12.44%
MSCI Japan Local Currency Index (Reflects no deduction for fees, expenses or taxes)	20.74%	12.84%	9.16%

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management serves as investment adviser to the Fund. Mellon Investments Corporation (the “Sub-Adviser”) serves as the investment sub-adviser to the Fund.

Portfolio Managers

The Fund is managed by the Sub-Adviser’s Equity Index Strategies Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are identified below.

Marlene Walker-Smith, a Senior Director and Chief Investment Officer, has been a portfolio manager of the Fund since October 2020.

David France, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

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Todd Frysinger, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Vlasta Sheremeta, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Michael Stoll, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Buying and Selling Fund Shares

The Fund is an ETF. This means that individual shares of the Fund are listed for trading on a national securities exchange, currently NYSE Arca, Inc. (the “Listing Exchange”), and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com/investments.

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

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WisdomTree Europe Hedged Equity Fund

Investment Objective

The WisdomTree Europe Hedged Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe Hedged Equity Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%[1]
Total Annual Fund Operating Expenses	0.58%[1]

[1]	Excludes non-recurring expenses associated with the collection of additional European Union tax reclaims resulting from European Court of Justice rulings in several court cases in certain countries across the European Union. If these expenses were included, “Other Expenses” would be 0.02% and “Total Annual Fund Operating Expenses” would be 0.60%.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 59	$ 186	$ 324	$ 726

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Fund’s Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), has created the Index to provide exposure to European equity securities while at the same time “hedging” or neutralizing exposure to fluctuations in the value of the euro relative to the U.S. dollar.

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The Index consists of those dividend-paying companies within the WisdomTree International Equity Index, which is comprised of dividend-paying companies in the industrialized world, excluding Canada and the United States, that conduct their Primary Business Activities under the laws of a European country (i.e., Austria, Belgium, Finland, France, Germany, Ireland, Italy, the Netherlands, Portugal or Spain), list their shares on a securities exchange operating in one or more of the foregoing countries, trade in euros, have at least $1 billion in market capitalization, and derive at least 50% of their revenue from countries outside of Europe. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources. To be eligible for inclusion in the Index, a company must meet the following key criteria as of the annual screening date: (i) payment of at least $5 million in gross cash dividends (i.e., total dividends paid including capital gains distributions and non-taxable distributions and without excluding taxes, fees and other expenses) on shares of common stock during the preceding annual cycle; (ii) market capitalization of at least $1 billion; (iii) median daily dollar trading volume of at least $100,000 for the preceding three months; and (iv) trading of at least 250,000 shares per month for each of the preceding six months.

Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay a greater total dollar amount of dividends are more heavily weighted. On the Index’s annual screening date, the maximum weight of any security in the Index is capped at 5%, and the Index caps the weight of constituents exposed to a single sector (except for the real estate sector) at 25%. The weight of constituents exposed to the real estate sector is capped at 15%. The weight of constituents exposed to any single country is capped at 25%. The specified caps and thresholds described above are applied concurrently and in a manner designed to seek to minimize deviation from a constituent’s initial or intended weighting in the Index. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated on a pro rata basis among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase. The Index weight of a sector or individual constituent may fluctuate above or below specified caps and thresholds between rebalance dates in response to market conditions.

WisdomTree currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2025, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Industrials and Financials Sectors.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.

As of June 30, 2025, the equity securities of companies that conduct their Primary Business Activities in Europe, particularly Germany, France, Spain, and the Netherlands, comprised a significant portion (e.g., approximately 15% or more of the Index’s total weight) of the Index, although the Index’s geographic exposure may change from time to time. As a result, the Fund can be expected to also have significant exposure to these countries and/or regions.

The Index “hedges” against, or seeks to minimize the impact of, fluctuations in the relative value of the euro and the U.S. dollar. The Index is designed to have higher returns than an equivalent un-hedged investment in European equity securities when the U.S. dollar is going up in value relative to the euro. Conversely, the Index is designed to have lower returns than an equivalent un-hedged investment in European equity securities when the U.S. dollar is falling in value relative to the euro. To hedge its currency exposure to the euro, the Index applies a published one-month forward rate of the euro in U.S. dollars to the Index’s total equity exposure. If a country that had previously adopted the euro as its official currency were to revert back to its local currency, the country would remain in the Index and the Index would be hedged in such local currency as soon as practicable after forward rates become available for such currency.

Currency forward contracts and/or currency futures contracts are used to hedge the Fund’s exposure to the euro. The contract value of currency forward contracts and currency futures contracts in the Fund is based on the aggregate exposure of the Fund and Index to the euro. While this approach is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate the Fund’s exposure to all currency fluctuations. The return of the currency forward contracts and currency futures contracts held by the Fund may not fully hedge or completely offset the Fund’s exposure to the euro or fluctuations in its value relative to that of the U.S. dollar.

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Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Geographic Concentration in Europe Risk. Because the Fund invests primarily in the securities of companies in Europe, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. Many countries within Europe are closely connected and their economies and markets largely interdependent. As such, economic and political events in one European country, including monetary exchange rates between European countries and armed conflicts among two or more European countries, may have adverse effects across Europe. European countries that are members of the European Union (“EU”) and the European Economic and Monetary Union (“EMU”) are subject to certain economic and monetary policies and controls and the risks associated with such coordinated economic and fiscal policies. Members of the EMU must comply with restrictions on inflation rates, deficits, debt levels, and fiscal and monetary controls. The implementation of any such restrictions or controls, the default of an EU member country on its sovereign debt, significant fluctuations in the euro’s exchange rate, or a change in governmental or EU trade regulations could each have a significant impact on the economies of some or all European countries. The European economy is also subject to the ongoing risks associated with the United Kingdom’s decision to withdraw from the EU and the stability of the remaining EU membership. In addition, the extent and duration of Russia’s military invasion of Ukraine, initiated in February 2022, and the broad-ranging economic sanctions levied against Russia by the United States, the EU, the United Kingdom, and other countries, are impossible to predict, but these events could have a significant adverse impact on Europe’s overall economy and may adversely affect the Fund’s performance even in the absence of direct exposure to Russian securities. The manifestation of any of these risks could have a negative effect on the Fund’s investments in Europe. The Fund currently invests a significant portion of its assets in companies organized in Germany, France, Spain, and the Netherlands, although this may change from time to time.

Investments in France
France’s economy is dependent on its agricultural exports and fluctuations in the demand for agricultural products may have negative impacts on France’s economy. The United Kingdom’s exit from the European Union may adversely impact France’s economy due to decreased demand for French exports in the United Kingdom. France has experienced several terrorist attacks over the past several years, creating a climate of insecurity that has been detrimental to tourism.

Investments in Germany
Germany’s economy is closely connected to the economies of other members of the EU and EMU and adverse economic conditions effecting one member may have effects across Europe. Additionally, EU or EMU policies and restrictions may have significant impacts on Germany’s economy. These and other factors, including the potential consequences of sanctions related to Russia’s invasion of Ukraine and the withdrawal of the United Kingdom from the EU, could have a negative impact on the Fund’s performance.

Investments in Spain
Spain’s economy has from time to time experienced significant financial market volatility and economic adversity due to concerns about economic downturn, political instability and government debt levels. Spain’s economy is also subject to the destabilizing effects of recent successionist movements as well as increased political tensions and social unrest stemming from such movements.

Investments in the Netherlands
The Netherlands lacks many natural resources and, thus, is reliant on trade partners and vulnerable to fluctuations or shortages in commodity markets. Further, the Dutch economy is heavily dependent on the export of financial services. A decrease in demand for such services or a general downturn in the financial sector could have an adverse impact on the Dutch economy.

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■	Hedging Risk. Both the Fund and the Index seek to “hedge” or minimize the impact of fluctuations in the relative value of the euro against the U.S. dollar. The Fund seeks to hedge against such fluctuations largely through the use of derivatives. Such derivatives may not perform as intended for a variety of reasons, including a lack of correlation between the derivative and the underlying currency, and there can be no assurance that the Fund’s hedging strategies and transactions will be effective. In addition, to minimize transaction costs, or for other reasons, the Fund’s exposure to the euro may not be fully hedged at all times. Currency exchange rates can be volatile, changing quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money. For example, the value of an investment in the Fund could be significantly and adversely affected if (i) the value of the euro appreciates relative to the U.S. dollar at the same time the value of the Fund’s equity holdings depreciates, or (ii) the Fund’s derivatives are unsuccessful in offsetting a significant portion of the Fund’s exposure to the euro.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind its portfolio investments to obtain the cash needed to pay out redemption proceeds. This may cause the Fund to recognize capital gains that it might not have recognized if it had satisfied such redemption requests with securities held by the Fund (i.e., redeemed its shares in kind). As a result, the Fund may pay out higher annual capital gains distributions than a fund that redeems its shares in kind.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Derivatives Risk. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a currency or a commodity. Generally, derivatives are sophisticated investments that may pose risks that are different from or greater than those posed by investing directly in the underlying reference asset. For example, the return on a derivative instrument may not correlate with that of its underlying reference asset, and minimal requisite initial investments necessary to purchase derivatives positions may expose the Fund to losses in excess of those amounts. Derivatives also can be volatile and may be less liquid than other investments. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. The Fund expects to use currency forward contracts and/or currency futures contracts to implement its principal investment strategies. A forward currency contract is an agreement to buy or sell a specific currency on a future date at a set price thereby effectively locking in the exchange rate for the purchase or sale of that currency. Currency forward contracts are traded in the over-the-counter market and generally are not subject to initial or upfront margin requirements. As a result, currency forward contracts are particularly subject to counterparty credit risk, including that a counterparty may be unwilling or unable to meet its contractual obligations. A currency futures contract is an exchange-traded contract that provides for the future purchase or sale of a currency at a specified price of another currency. Currency futures contracts are subject to the risk of imperfect correlation between the movements in the price of the futures contract and the underlying currency.

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■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.

■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the Financials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Financials Sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These additional risks may make investments in the Fund more volatile and potentially less liquid than other types of investments.

■	Geopolitical Risk. Some countries and regions in which the Fund invests have and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility, have adverse long-term effects on the U.S. and world economies, and disrupt the orderly functioning of securities markets generally, which may negatively impact the Fund’s investments.

■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent, or any other party for a period of time or at all, which may have an adverse impact on the Index as well as the Fund and its shareholders. The potential risk of a continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the Industrials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Industrials Sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, rapid technological developments, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments represented in the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

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■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of the Index and the MSCI EMU Local Currency Index, a broad-based securities market index intended to represent the overall European equity market. Index returns do not reflect deductions for fees, expenses, or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

The Fund’s year-to-date total return as of June 30, 2025 was 11.51%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	18.19%	1Q/2015
Lowest Return	(26.33)%	1Q/2020

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

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Average Annual Total Returns for the periods ending December 31, 2024

WisdomTree Europe Hedged Equity Fund	1 Year	5 Years	10 Years
Return Before Taxes Based on NAV	5.65%	7.55%	8.10%
Return After Taxes on Distributions	4.78%	6.85%	7.26%
Return After Taxes on Distributions and Sale of Fund Shares	3.84%	5.86%	6.37%
WisdomTree Europe Hedged Equity Index (Reflects no deduction for fees, expenses or taxes)	5.94%	7.90%	8.48%
MSCI EMU Local Currency Index (Reflects no deduction for fees, expenses or taxes)	9.45%	6.59%	6.87%

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management serves as investment adviser to the Fund. Mellon Investments Corporation (the “Sub-Adviser”) serves as the investment sub-adviser to the Fund.

Portfolio Managers

The Fund is managed by the Sub-Adviser’s Equity Index Strategies Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are identified below.

Marlene Walker-Smith, a Senior Director and Chief Investment Officer, has been a portfolio manager of the Fund since October 2020.

David France, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Todd Frysinger, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Vlasta Sheremeta, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Michael Stoll, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Buying and Selling Fund Shares

The Fund is an ETF. This means that individual shares of the Fund are listed for trading on a national securities exchange, currently NYSE Arca, Inc. (the “Listing Exchange”), and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com/investments.

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.

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Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

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WisdomTree International Hedged Quality Dividend Growth Fund

Investment Objective

The WisdomTree International Hedged Quality Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Hedged Quality Dividend Growth Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%[1]
Total Annual Fund Operating Expenses	0.58%[1]

[1]	Excludes non-recurring expenses associated with the collection of additional European Union tax reclaims resulting from European Court of Justice rulings in several court cases in certain countries across the European Union. If these expenses were included, “Other Expenses” would be 0.02% and “Total Annual Fund Operating Expenses” would be 0.60%.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 59	$ 186	$ 324	$ 726

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Fund’s Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 52% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole.

The Index consists of dividend-paying common stocks with growth characteristics of companies in the industrialized world, excluding Canada and the United States, while at the same time neutralizing exposure to fluctuations of the value of foreign currencies relative to the U.S. dollar. The Index is generally comprised of the 300 companies in the WisdomTree International Equity Index with the best combined rank of certain growth and quality factors, specifically: medium-term earnings growth expectations, return on equity, and return on assets. The WisdomTree International Equity Index is a modified capitalization-weighted index that is comprised of companies that pay regular cash dividends. To be eligible for inclusion in the WisdomTree International Equity Index a company must conduct its Primary Business Activities and list its shares on a securities exchange operating in one or more of the following countries: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, the United Kingdom, Israel, Japan, Australia, Hong Kong, or Singapore. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources.

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To be eligible for inclusion in the Index, a company must meet the following key criteria as of the annual screening date: (i) payment of at least $5 million in gross cash dividends (i.e., total dividends paid including capital gains distributions and non-taxable distributions and without excluding taxes, fees and other expenses) on shares of common stock during the preceding annual cycle; (ii) market capitalization of at least $1 billion; (iii) median daily dollar trading volume of at least $100,000 for each of the preceding three months; (iv) trading of at least 250,000 shares per month for each of the preceding six months; and (v) an earnings yield greater than the dividend yield. Eligible companies are ranked according to a rules-based calculation based on the following three factors, weighted as follows: medium-term earnings growth expectations (50%), the historical three-year average return on equity (25%), and the historical three-year average return on assets (25%).

Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay a greater total dollar amount of dividends are more heavily weighted. On the Index’s annual screening date, the maximum weight of any security in the Index is capped at 5%, and the Index caps the weight of constituents exposed to any one country and any one sector (except for the real estate sector) at 20%. The weight of constituents exposed to the real estate sector is capped at 15%. The specified caps and thresholds described above are applied concurrently and in a manner designed to seek to minimize deviation from a constituent’s initial or intended weighting in the Index. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated pro rata among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector, country, or individual constituent in the Index may fluctuate above or below specified caps and thresholds between rebalance dates in response to market conditions.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2025, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Industrials, Consumer Discretionary, and Information Technology Sectors.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.

As of June 30, 2025, the equity securities of companies that conduct their Primary Business Activities in Europe, particularly the United Kingdom, and Japan, comprised a significant portion (e.g., approximately 15% or more of the Index’s total weight) of the Index, although the Index’s geographic exposure may change from time to time. As a result, the Fund can be expected to also have significant exposure to these countries and/or regions.

The Index “hedges” against, or seeks to minimize the impact of, fluctuations in the relative value of foreign currencies and the U.S. dollar. The Index is designed to have higher returns than an equivalent unhedged investment in foreign equity securities when foreign currencies are weakening relative to the U.S. dollar. Conversely, the Index is designed to have lower returns than an equivalent unhedged investment in foreign equity securities when foreign currencies are rising relative to the U.S. dollar. To hedge its currency exposure to foreign currencies, the Index applies a published one-month forward rate of the foreign currencies in U.S. dollars to the Index’s total equity exposure.

Currency forward contracts and/or currency futures contracts are used to hedge the Fund’s exposure to foreign currencies. The contract value of currency forward contracts and currency futures contracts in the Fund is based on the aggregate exposure of the Fund and Index to the specified foreign currencies. While this approach is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate the Fund’s exposure to all currency fluctuations. The return of the currency forward contracts and currency futures contracts held by the Fund may not fully hedge or completely offset the Fund’s exposure to the foreign currencies or fluctuations in their value relative to that of the U.S. dollar.

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Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These additional risks may make investments in the Fund more volatile and potentially less liquid than other types of investments.

■	Hedging Risk. Derivatives used by the Fund to offset its exposure to foreign currencies may not perform as intended for a variety of reasons, including a lack of correlation between the derivative and the underlying currency. There can be no assurance that the Fund’s dynamic hedging strategy or hedging transactions will be effective. The value of an investment in the Fund could be significantly and adversely affected if (i) the value of foreign currencies being hedged by the Fund appreciate relative to the U.S. dollar at the same time the value of the Fund's equity holdings depreciate, or (ii) the Fund’s derivatives are unsuccessful in offsetting a significant portion of the Fund’s exposure to such foreign securities.

■	Growth Investing Risk. Growth stocks, as a group, may be out of favor with the market and underperform value stocks or the overall equity market. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their prices are based heavily on the future expectations of the economy and the stock’s issuing company.

■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind its portfolio investments to obtain the cash needed to pay out redemption proceeds. This may cause the Fund to recognize capital gains that it might not have recognized if it had satisfied such redemption requests with securities held by the Fund (i.e., redeemed its shares in kind). As a result, the Fund may pay out higher annual capital gains distributions than a fund that redeems its shares in kind.

88 WisdomTree Trust Prospectus

■	Consumer Discretionary Sector Risk. The Fund currently invests a significant portion of its assets in the Consumer Discretionary Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Consumer Discretionary Sector includes, for example, automobile, textile and retail companies, as well as hotels, restaurants and other leisure facilities. This sector can be significantly affected by, among other things, changes in domestic and international economies, exchange and interest rates, economic growth, worldwide demand, supply chain constraints, social trends, consumers’ disposable income levels, and propensity to spend.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Derivatives Risk. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a currency or a commodity. Generally, derivatives are sophisticated investments that may pose risks that are different from or greater than those posed by investing directly in the underlying reference asset. For example, the return on a derivative instrument may not correlate with that of its underlying reference asset, and minimal requisite initial investments necessary to purchase derivatives positions may expose the Fund to losses in excess of those amounts. Derivatives also can be volatile and may be less liquid than other investments. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. The Fund expects to use currency forward contracts and/or currency futures contracts to implement its principal investment strategies. A forward currency contract is an agreement to buy or sell a specific currency on a future date at a set price thereby effectively locking in the exchange rate for the purchase or sale of that currency. Currency forward contracts are traded in the over-the-counter market and generally are not subject to initial or upfront margin requirements. As a result, currency forward contracts are particularly subject to counterparty credit risk, including that a counterparty may be unwilling or unable to meet its contractual obligations. A currency futures contract is an exchange-traded contract that provides for the future purchase or sale of a currency at a specified price of another currency. Currency futures contracts are subject to the risk of imperfect correlation between the movements in the price of the futures contract and the underlying currency.

■	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investments in Europe
Investments in Europe are subject to the risks associated with the political, social and economic conditions in the various countries in Europe in which the Fund invests and in Europe more generally. Many countries within Europe are closely connected and their economies and markets largely interdependent. As such, economic and political events in one European country, including monetary exchange rates between European countries and armed conflicts among two or more European countries, may have adverse effects across Europe. European countries that are members of the European Union (“EU”) and the European Economic and Monetary Union (“EMU”) are subject to certain economic and monetary policies and controls and the risks associated with such coordinated economic and fiscal policies, including the ongoing risks associated with the United Kingdom’s decision to withdraw from the EU and the stability of the remaining EU membership. The manifestation of any of these risks could have a negative effect on the Fund's investments in Europe.

Investments in Japan
Investments in Japan are subject to risks associated with its economy’s dependence on the export market and consistent government support of its export market. Slowdowns in the Japanese export market may have a negative impact on the Japanese economy as a whole. Japan’s economy is also reliant on the economic strength of its key trading partners in the United States, China, and Southeast Asia. Japan also lacks many natural resources, and, as such, price increases, shortages, or volatility in the commodities market could have an adverse effect on Japan’s economy. Japan is also subject to risks associated with natural disasters and escalating political tension in the region.

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Investments in the United Kingdom
Investments in the United Kingdom (“U.K.”) are subject to risks associated with the U.K.’s economy and uncertainties surrounding the U.K.’s exit from the EU single market and customs union (“Brexit”). The U.K.’s economic growth, as well as the strength of its currency, the British pound, may be affected by changes in the economic health of its primary trade partners across Europe and the United States. The U.K.'s economy is also heavily dependent on the export of financial services and may be impacted by a slowdown in the financial services sector.

■	Geopolitical Risk. Some countries and regions in which the Fund invests have and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility, have adverse long-term effects on the U.S. and world economies, and disrupt the orderly functioning of securities markets generally, which may negatively impact the Fund’s investments.

■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent, or any other party for a period of time or at all, which may have an adverse impact on the Index as well as the Fund and its shareholders. The potential risk of a continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the Industrials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Industrials Sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, rapid technological developments, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation.

■	Information Technology Sector Risk. The Fund currently invests a significant portion of its assets in the Information Technology Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Information Technology Sector includes, for example, companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments, and semiconductors and related equipment and materials. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments represented in the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

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■	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because mid-capitalization companies are more mature and are subject to slower growth during economic expansion.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of the Index and the MSCI EAFE Local Currency Index, a broad-based securities market index intended to represent the overall international equity market. Index returns do not reflect deductions for fees, expenses, or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

The Fund’s year-to-date total return as of June 30, 2025 was 5.10%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	15.38%	1Q/2019
Lowest Return	(15.40)%	1Q/2020

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

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Average Annual Total Returns for the periods ending December 31, 2024

WisdomTree International Hedged Quality Dividend Growth Fund	1 Year	5 Years	10 Years
Return Before Taxes Based on NAV	6.42%	8.39%	9.31%
Return After Taxes on Distributions	5.85%	7.32%	8.60%
Return After Taxes on Distributions and Sale of Fund Shares	4.26%	6.50%	7.57%
WisdomTree International Hedged Quality Dividend Growth Index (Reflects no deduction for fees, expenses or taxes)	7.01%	8.99%	9.97%
MSCI EAFE Local Currency Index (Reflects no deduction for fees, expenses or taxes)	11.28%	7.55%	7.14%

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management serves as investment adviser to the Fund. Mellon Investments Corporation (the “Sub-Adviser”) serves as the investment sub-adviser to the Fund.

Portfolio Managers

The Fund is managed by the Sub-Adviser’s Equity Index Strategies Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are identified below.

Marlene Walker-Smith, a Senior Director and Chief Investment Officer, has been a portfolio manager of the Fund since October 2020.

David France, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Todd Frysinger, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Vlasta Sheremeta, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Michael Stoll, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Buying and Selling Fund Shares

The Fund is an ETF. This means that individual shares of the Fund are listed for trading on a national securities exchange, currently NYSE Arca, Inc. (the “Listing Exchange”), and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com/investments.

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.

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Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

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WisdomTree India Hedged Equity Fund

Investment Objective

The WisdomTree India Hedged Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree India Hedged Equity Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.63%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.01%[1,2]
Total Annual Fund Operating Expenses	0.64%

[1]	Annualized.
[2]	Primarily consists of interest expense associated with a short-term loan from a U.S. bank used to facilitate the Fund’s rebalances.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 65	$ 205	$ 357	$ 798

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Fund’s Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal period of May 9, 2024 until March 31, 2025, the Fund’s portfolio turnover rate was 138% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the constituent securities of its Index, each of which is a security issued by a company incorporated in India and the shares of which are listed on an Indian stock exchange, or in financial instruments with economic characteristics that are similar to those of, or that provide investment exposure to one or more of the market risks associated with, the constituent securities.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), has created the Index to provide exposure to companies incorporated, listed, and traded in India, while at the same time “hedging” or neutralizing exposure to fluctuations in the value of the Indian rupee relative to the U.S. dollar. The Index is based on a rules-based methodology overseen and implemented by the WisdomTree India Index Committee.

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The Index is reconstituted and rebalanced annually. To be eligible for inclusion in the Index, a company must meet the following key criteria as of the annual screening date: (i) be incorporated in India; (ii) be listed on the Bombay (Mumbai) Stock Exchange; (iii) have a float-adjusted market capitalization (“float-adjusted” means that the share amounts reflect only shares available to investors) of at least $200 million; (iv) have a median daily dollar trading volume of at least $200,000 for each of the preceding six months; and (v) have a trading volume of at least 250,000 shares per month for each of the preceding six months.

The top 75 companies by float-adjusted market capitalization that meet the investment criteria are selected as Index constituents. Each constituent is assigned an Index weight based on the company’s float-adjusted market capitalization, as modified to comply with limitations set forth in the Index methodology, certain of which are described below. On the Index’s annual screening date, the maximum weight of any constituent in the Index is capped at 10%, and the weight of constituents exposed to any one sector is capped at 30%. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated on a pro rata basis among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase. The Index weight of an individual constituent or constituents exposed to a single sector may fluctuate above or below the specified caps between rebalance dates in response to market conditions.

WisdomTree currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2025, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Financials Sector.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.

The Index “hedges” against, or seeks to minimize the impact of, fluctuations in the relative value of the Indian rupee and the U.S. dollar. The Index is designed to have higher returns than an equivalent un-hedged investment in Indian equity securities when the U.S. dollar is going up in value relative to the Indian rupee. Conversely, the Index is designed to have lower returns than an equivalent un-hedged investment in Indian equity securities when the U.S. dollar is falling in value relative to the Indian rupee. To hedge its currency exposure to the Indian rupee, the Index applies a published one-month forward rate of the Indian rupee in U.S. dollars to the Index’s total equity exposure.

Currency forward contracts and/or currency futures contracts are used to hedge the Fund’s exposure to the Indian rupee. The contract value of currency forward contracts and currency futures contracts in the Fund is based on the aggregate exposure of the Fund and Index to the Indian rupee. While this approach is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate the Fund’s exposure to all currency fluctuations. The return of the currency forward contracts and currency futures contracts held by the Fund may not fully hedge or completely offset the Fund’s exposure to the Indian rupee or fluctuations in its value relative to that of the U.S. dollar.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

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■	Geographic Concentration in India Risk. Because the Fund invests primarily in the securities of companies in India, it will be impacted by events or conditions affecting India. Political and economic conditions and changes in regulatory, tax, or economic policy in India could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance. The Indian economy may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The Indian government has exercised and continues to exercise significant influence over many aspects of the economy, and the number of public sector enterprises in India is substantial. Accordingly, Indian government actions in the future could have a significant effect on the Indian economy. With the exception of the economic downturn in 2020, over the last several years, the Indian economy has experienced generally sustained growth. There are no guarantees this will continue. While the Indian government has implemented economic structural reforms with the objective of liberalizing India’s exchange and trade policies, reducing the fiscal deficit, controlling inflation, promoting a sound monetary policy, reforming the financials sector, and placing greater reliance on market mechanisms to direct economic activity, there can be no assurance that these policies will continue or that the economic recovery will be sustained. Religious and border disputes persist in India. In addition, India has experienced civil unrest and hostilities with neighboring countries such as Pakistan and China. The Indian government has confronted separatist movements in several Indian states. Investment and repatriation restrictions in India may impact the ability of the Fund to track the Index, which is not subject to such restrictions. If the Fund is no longer able to seek to track the yield and price performance of the Index, the Fund will consider all options available to it, including possibly changing the Index, the performance of which it seeks to track, or its investment objective. Each of the factors described above could have a negative impact on the Fund’s performance and increase the volatility of the Fund.

■	Hedging Risk. Both the Fund and the Index seek to “hedge” or minimize the impact of fluctuations in the relative value of the Indian rupee and the U.S. dollar. The Fund seeks to hedge against such fluctuations largely through the use of derivatives, such as currency forward contracts and futures contracts. Such derivatives may not perform as intended for a variety of reasons, including a lack of correlation between the derivative and the underlying currency, and there can be no assurance that the Fund’s hedging strategies and transactions will be effective. In addition, while hedging can reduce or eliminate losses, it can also reduce or eliminate potential gains. For these and other reasons, including due to efforts to minimize transaction costs, the Fund’s exposure to the Indian rupee may not be fully hedged at all times. Currency exchange rates can be volatile, changing quickly and unpredictably in response to both global economic events and economic events affecting India. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money. For example, the value of an investment in the Fund could be significantly and adversely affected if (i) the value of the Indian rupee appreciates relative to the U.S. dollar at the same time the value of the Fund’s equity holdings depreciates, or (ii) the Fund’s derivatives are unsuccessful in offsetting a significant portion of the Fund’s exposure to the Indian rupee.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to own or transfer currency, securities or other assets, which may potentially include derivative instruments related thereto. Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.

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■	Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind its portfolio investments to obtain the cash needed to pay out redemption proceeds. This may cause the Fund to recognize capital gains that it might not have recognized if it had satisfied such redemption requests with securities held by the Fund (i.e., redeemed its shares in kind). As a result, the Fund may pay out higher annual capital gains distributions than a fund that redeems its shares in kind.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Derivatives Risk. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a currency or a commodity. Generally, derivatives are sophisticated investments that may pose risks that are different from or greater than those posed by investing directly in the underlying reference asset. For example, the return on a derivative instrument may not correlate with that of its underlying reference asset, and minimal requisite initial investments necessary to purchase derivatives positions may expose the Fund to losses in excess of those amounts. Derivatives also can be volatile and may be less liquid than other investments. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. The Fund expects to use currency forward contracts and/or currency futures contracts to implement its principal investment strategies. A forward currency contract is an agreement to buy or sell a specific currency on a future date at a set price thereby effectively locking in the exchange rate for the purchase or sale of that currency. Currency forward contracts are traded in the over-the-counter market and generally are not subject to initial or upfront margin requirements. As a result, currency forward contracts are particularly subject to counterparty credit risk, including that a counterparty may be unwilling or unable to meet its contractual obligations. A currency futures contract is an exchange-traded contract that provides for the future purchase or sale of a currency at a specified price of another currency. Currency futures contracts are subject to the risk of imperfect correlation between the movements in the price of the futures contract and the underlying currency.

■	Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the Financials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Financials Sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These additional risks may make investments in the Fund more volatile and potentially less liquid than other types of investments. These risks are heightened because the Fund invests in companies domiciled in or otherwise tied to developing or emerging market countries.

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■	Geopolitical Risk. India has and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility, have adverse long-term effects on India and world economies, and disrupt the orderly functioning of securities markets generally, which may negatively impact the Fund’s investments.

■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent, or any other party for a period of time or at all, which may have an adverse impact on the Index as well as the Fund and its shareholders. The potential risk of a continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments represented in the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

■	Portfolio Turnover Risk. The Fund’s investment strategy may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher transaction costs and the distribution of additional capital gains, which may generate greater tax liabilities for shareholders who hold the shares in taxable accounts. Increased transaction costs and distributions of capital gains may negatively affect the Fund’s performance.

Fund Performance

The Fund commenced operations on May 9, 2024, and, therefore, does not yet have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management serves as investment adviser to the Fund. Mellon Investments Corporation (the “Sub-Adviser”) serves as the investment sub-adviser to the Fund.

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Portfolio Managers

The Fund is managed by the Sub-Adviser’s Equity Index Strategies Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are identified below.

Marlene Walker-Smith, a Senior Director and Chief Investment Officer, has been a portfolio manager of the Fund since its inception in May 2024.

David France, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since its inception in May 2024.

Todd Frysinger, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since its inception in May 2024.

Vlasta Sheremeta, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since its inception in May 2024.

Michael Stoll, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since its inception in May 2024.

Buying and Selling Fund Shares

The Fund is an ETF. This means that individual shares of the Fund are listed for trading on a national securities exchange, currently NASDAQ (the “Listing Exchange”), and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com/investments.

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

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WisdomTree Japan Opportunities Fund (formerly, WisdomTree Japan Hedged SmallCap Equity Fund)

Investment Objective

The WisdomTree Japan Opportunities Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Opportunities Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.58%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 59	$ 186	$ 324	$ 726

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Fund’s Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole. The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of the Fund’s investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), designed the Index to provide exposure to companies in the Japanese market with attractive valuation characteristics and that primarily benefit from geopolitical and global policy shifts. The Index is maintained in accordance with a rules-based methodology overseen and implemented by the WisdomTree Opportunities Index Committee (the “Index Committee”).

100 WisdomTree Trust Prospectus

To be eligible for inclusion in the Index, a company must meet the following key criteria as of the quarterly Index screening date: (i) conduct its Primary Business Activities in Japan and list its shares on the Tokyo Stock Exchange; (ii) have a market capitalization of at least $100 million; (iii) have a median daily dollar trading volume of greater than $100,000 for each of the preceding three months; and (iv) have trading of at least 250,000 shares per month for each of the preceding six months. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources.

The Index Committee will categorize eligible securities into one of four Index allocations and will weight according to shareholder yield, liquidity, and market capitalization considerations.

(i) Strategic Holdings: 0-45% of the Index will be allocated to securities of Japanese companies that are or have recently been strategic holdings of Berkshire Hathaway Inc. (“Berkshire Hathaway”) (i.e., companies for which Berkshire Hathaway owns or owned more than 5% of the shares outstanding) on the Index screening date as evidenced by publicly available regulatory filings.

(ii) Total Shareholder Yields: 15-33% of the Index will be allocated to securities of Japanese companies that provide a high “total shareholder yield”, as evidenced by high return of capital to shareholders through either dividend distributions or the repurchase of shares (“buybacks”) combined with favorable earnings and dividend growth characteristics.

(iii) Corporate Governance Improvers: 15-33% of the Index will be allocated to securities of Japanese companies that have a low valuation ratio (such as a Low Price to Book ratio) but favorable earnings and dividend growth characteristics.

(iv) Thematic Opportunities: 15-33% of the Index will be allocated to securities of companies that have exposures to thematic opportunities from developments in the geopolitical space, technology trends, and macro-economic conditions.

While the Index Committee may consider a variety of qualitative and quantitative factors, including a company’s exposure to non-allied countries, when selecting companies eligible for this category, companies are selected based primarily on their exposure to the four trends described below. The list below also sets forth the expected allocation to each category under typical circumstances.

1. Geopolitical events (25-50% allocation) – Companies positioned to benefit from geopolitical considerations including, but not limited to, supply chain changes, tax policies, defense spending and alliances, or trade and tariff policies;

2. Fiscal and monetary policy shifts (5-25% allocation) – Companies better positioned for the raising and lowering of interest rates by central banks, different fiscal spending programs, and currency and policy interventions;

3. Innovations in technology (5-25% allocation) – Companies across a range of sectors including, but not limited to, the Technology and Energy Sectors that are participating in innovative solutions (i.e., new, creative, or different technologically-enabled products or services that could change an industry landscape, particularly those products or services related to shifts to geopolitics and government policies); and

4. Shifting consumer preferences (5-15% allocation) – Companies positioned to benefit from changes in global consumer habits.

Typically, the Index will be composed of 100 to 150 securities. The Index will be reconstituted on at least a quarterly basis.

The Index constituents are denominated in Japanese yen. As a result, the Fund’s investments in the constituents subject it to currency risk, which includes the risk that the Fund’s net asset value could decline if the Japanese yen depreciates against the U.S. dollar. The Index Committee seeks to mitigate such currency risk by dynamically hedging currency fluctuations in the relative value of the Japanese yen against the U.S. dollar, ranging from a 0% to 100% hedge. The Index Committee will determine if a currency hedge will be implemented in the Index based on the signals described below.

1. Momentum: The one-month average of the currency’s spot price versus the U.S. dollar is weaker than that of the three-month average (i.e., the targeted currency is depreciating).

WisdomTree Trust Prospectus 101

2. Interest Rate Differentials: The difference in interest rates, as implied in one-month foreign exchange forwards, between the Japanese yen and U.S. dollar.

3. Geopolitical Events and Fiscal & Monetary Policy Shifts: Geopolitical considerations including, but not limited to, supply chain changes, tax policies, defense spending and alliances, trade and tariff policies, central bank-mandated changes in interest rates, different fiscal spending programs, and currency and policy interventions.

4. Time-series momentum: Overall broad trends in the U.S. dollar.

To implement the Index hedging strategy, the Fund expects to use currency forward contracts and/or currency futures contracts. While this approach is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate the Fund’s exposure to all currency fluctuations. The return of the currency forward contracts and currency futures contracts held by the Fund may not fully hedge or completely offset the Fund’s exposure to the Japanese yen or fluctuations in its value relative to that of the U.S. dollar.

WisdomTree currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and, therefore, the Fund’s sector exposure may vary from time to time, as of June 30, 2025, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Industrials and Consumer Discretionary Sectors.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Geographic Concentration in Japan Risk. Because the Fund invests primarily in the securities of companies in Japan, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Japan and to be more volatile than the performance of more geographically diversified funds. Japan’s economic growth is heavily dependent on international trade, government support of the financial services sector and other troubled sectors, and consistent government policy supporting its export market. Slowdowns in the economies of key trading partners such as the United States, China and/or countries in Southeast Asia, including economic, political or social instability in such countries, also could have a negative impact on the Japanese economy as a whole. Japan also lacks many natural resources, and, as such, price increases, shortages, or volatility in the commodities market could have an adverse effect on Japan’s economy. Currency fluctuations may also adversely impact the Japanese economy and its export market. In the past, the Japanese government has intervened in its currency market to maintain or reduce the value of the Japanese yen. Any such intervention could cause the Japanese yen’s value to fluctuate sharply and unpredictably and could cause losses to investors. In addition, Japan’s labor market is adapting to an aging workforce, declining population, and demand for increased labor mobility. These demographic shifts and fundamental structural changes to the labor market may negatively impact Japan’s economic competitiveness. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.

■	Geopolitical Risk. Japan has and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility, have adverse long-term effects on Japan and world economies, and disrupt the orderly functioning of securities markets generally, which may negatively impact the Fund’s investments.

102 WisdomTree Trust Prospectus

■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These additional risks may make investments in the Fund more volatile and potentially less liquid than other types of investments.

■	Hedging Risk. Both the Fund and the Index seek to “hedge” or minimize the impact of fluctuations in the relative value of the Japanese yen against the U.S. dollar. The Fund seeks to hedge against such fluctuations largely through the use of derivatives. Such derivatives may not perform as intended for a variety of reasons, including a lack of correlation between the derivative and the underlying currency, and there can be no assurance that the Fund’s hedging strategies and transactions will be effective. In addition, to minimize transaction costs, or for other reasons, the Fund’s exposure to the yen may not be fully hedged at all times. Currency exchange rates can be volatile, changing quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money. For example, the value of an investment in the Fund could be significantly and adversely affected if (i) the value of the yen appreciates relative to the U.S. dollar at the same time the value of the Fund’s equity holdings depreciates, or (ii) the Fund’s derivatives are unsuccessful in offsetting a significant portion of the Fund’s exposure to the Japanese yen.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind its portfolio investments to obtain the cash needed to pay out redemption proceeds. This may cause the Fund to recognize capital gains that it might not have recognized if it had satisfied such redemption requests with securities held by the Fund (i.e., redeemed its shares in kind). As a result, the Fund may pay out higher annual capital gains distributions than a fund that redeems its shares in kind.

■	Consumer Discretionary Sector Risk. The Fund currently invests a significant portion of its assets in the Consumer Discretionary Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Consumer Discretionary Sector includes, for example, automobile, textile and retail companies, as well as hotels, restaurants and other leisure facilities. This sector can be significantly affected by, among other things, changes in domestic and international economies, exchange and interest rates, economic growth, worldwide demand, supply chain constraints, social trends, consumers’ disposable income levels, and propensity to spend.

■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of Japanese yen will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

WisdomTree Trust Prospectus 103

■	Derivatives Risk. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a currency or a commodity. Generally, derivatives are sophisticated investments that may pose risks that are different from or greater than those posed by investing directly in the underlying reference asset. For example, the return on a derivative instrument may not correlate with that of its underlying reference asset, and minimal requisite initial investments necessary to purchase derivatives positions may expose the Fund to losses in excess of those amounts. Derivatives also can be volatile and may be less liquid than other investments. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. The Fund expects to use currency forward contracts and/or currency futures contracts to implement its principal investment strategies. A forward currency contract is an agreement to buy or sell a specific currency on a future date at a set price thereby effectively locking in the exchange rate for the purchase or sale of that currency. Currency forward contracts are traded in the over-the-counter market and generally are not subject to initial or upfront margin requirements. As a result, currency forward contracts are particularly subject to counterparty credit risk, including that a counterparty may be unwilling or unable to meet its contractual obligations. A currency futures contract is an exchange-traded contract that provides for the future purchase or sale of a currency at a specified price of another currency. Currency futures contracts are subject to the risk of imperfect correlation between the movements in the price of the futures contract and the underlying currency.

■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.

■	Growth Investing Risk. Growth stocks, as a group, may be out of favor with the market and underperform value stocks or the overall equity market. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their prices are based heavily on the future expectations of the economy and the stock’s issuing company.

■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent, or any other party for a period of time or at all, which may have an adverse impact on the Index as well as the Fund and its shareholders. The potential risk of a continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the Industrials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Industrials Sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, rapid technological developments, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments represented in the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

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■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

■	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because mid-capitalization companies are more mature and are subject to slower growth during economic expansion.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

■	Small-Capitalization Investing Risk. The Fund may invest in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to adverse economic developments as well as changes in interest rates, government regulation, borrowing costs, and earnings.

■	Value Investing Risk. Value stocks, as a group, may be out of favor with the market and underperform growth stocks or the overall equity market. Value investing focuses on companies whose stocks appear undervalued, but value stocks may not realize their perceived intrinsic value for extended periods of time or may never realize their perceived intrinsic value.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of the Index and the MSCI Japan (USD) Index, a broad-based securities market index intended to represent the overall Japanese equity market, and the MSCI Japan Local Currency Index, the broad-based securities market index formerly referenced by the Fund. Performance is also shown for the MSCI Japan Small Cap Local Currency/MSCI Japan Local Currency Spliced Index and the MSCI Japan Value (USD) Index, each of which more closely represents the investment exposure sought by the Fund. Index returns do not reflect deductions for fees, expenses, or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

Effective June 30, 2025, the Fund revised its investment objective to reflect a change in the Fund’s index from the WisdomTree Japan Hedged SmallCap Equity Index to the WisdomTree Japan Opportunities Index. Fund performance shown below for periods prior to June 30, 2025 reflects the performance of the Fund when it sought to track the price and yield performance of the WisdomTree Japan Hedged SmallCap Equity Index.

WisdomTree Trust Prospectus 105

The Fund’s year-to-date total return as of June 30, 2025 was 7.43%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	17.76%	4Q/2016
Lowest Return	(21.42)%	1Q/2020

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2024

WisdomTree Japan Opportunities Fund (formerly, WisdomTree Japan Hedged SmallCap Equity Fund)	1 Year	5 Years	10 Years
Return Before Taxes Based on NAV	20.68%	13.48%	11.50%
Return After Taxes on Distributions	19.37%	12.69%	10.87%
Return After Taxes on Distributions and Sale of Fund Shares	12.85%	10.66%	9.42%
WisdomTree Japan Opportunities Index* (Reflects no deduction for fees, expenses or taxes)	21.12%	14.09%	12.16%
MSCI Japan Small Cap Local Currency/MSCI Japan Local Currency Spliced Index** (Reflects no deduction for fees, expenses or taxes)	16.35%	9.37%	8.76%
MSCI Japan Value (USD) Index (Reflects no deduction for fees, expenses or taxes)	12.76%	7.01%	6.88%
MSCI Japan (USD) Index (Reflects no deduction for fees, expenses or taxes)	8.31%	4.81%	6.25%
MSCI Japan Local Currency Index*** (Reflects no deduction for fees, expenses or taxes)	20.74%	12.84%	9.16%

*	Fund performance shown for periods prior to June 30, 2025 reflects the performance of the Fund when it sought to track the price and yield performance of its former underlying index, the WisdomTree Japan Hedged SmallCap Equity Index.

**	Performance reflects that of the MSCI Japan Small Cap Local Currency Index through June 30, 2025; MSCI Japan Local Currency Index’s returns will be shown thereafter.

***	The MSCI Japan Local Currency Index is the Fund’s former broad-based securities market index, which was replaced by the MSCI Japan (USD) Index in connection with the Fund’s change in investment objective.

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management serves as investment adviser to the Fund. Mellon Investments Corporation (the “Sub-Adviser”) serves as the investment sub-adviser to the Fund.

Portfolio Managers

The Fund is managed by the Sub-Adviser’s Equity Index Strategies Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are identified below.

106 WisdomTree Trust Prospectus

Marlene Walker-Smith, a Senior Director and Chief Investment Officer, has been a portfolio manager of the Fund since October 2020.

David France, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Todd Frysinger, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Vlasta Sheremeta, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Michael Stoll, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Buying and Selling Fund Shares

The Fund is an ETF. This means that individual shares of the Fund are listed for trading on a national securities exchange, currently NASDAQ (the “Listing Exchange”), and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com/investments.

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

WisdomTree Trust Prospectus 107

WisdomTree European Opportunities Fund (formerly, WisdomTree Europe Hedged SmallCap Equity Fund)

Investment Objective

The WisdomTree European Opportunities Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree European Opportunities Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%[1]
Total Annual Fund Operating Expenses	0.58%[1]

[1]	Excludes non-recurring expenses associated with the collection of additional European Union tax reclaims resulting from European Court of Justice rulings in several court cases in certain countries across the European Union. If these expenses were included, “Other Expenses” would be 0.23% and “Total Annual Fund Operating Expenses” would be 0.81%.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 59	$ 186	$ 324	$ 726

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Fund’s Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole. The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of the Fund’s investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), designed the Index to provide exposure to companies in the European markets that are both value stocks and companies primarily benefitting from geopolitical and global policy shifts. The Index generally consists of two categories of companies. Approximately two-thirds of the Index is allocated to securities of European companies that provide a high “total shareholder yield,” evidenced by return of capital to shareholders through either dividend distributions or the repurchase of shares (“buybacks”), and favorable quality characteristics that demonstrate a company’s profitability, such as strong returns on equity (ROE) and/or returns on assets (ROA). The remaining one-third of the Index is allocated to equity securities of companies that have exposure to thematic opportunities from developments in the geopolitical space, technology trends, and macro-economic conditions. The Index is maintained in accordance with a rules-based methodology overseen and implemented by the WisdomTree Opportunities Index Committee (the “Index Committee”).

108 WisdomTree Trust Prospectus

To be eligible for inclusion in the Index, a company must meet the following key criteria as of the quarterly screening date: (i) have a median daily dollar trading volume of at least $100,000 for each of the preceding three months; (ii) trade at least 250,000 shares per month for each of the preceding six months; and (iii) conduct its Primary Business Activities and list its shares on a securities exchange operating in one or more of the following countries: Austria, Belgium, Czech Republic, Denmark, Finland, France, Germany, Greece, Hungary, Ireland, Italy, Norway, Poland, Portugal, Spain, Sweden, Switzerland, Turkey, or United Kingdom (collectively, “Europe”). The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources. Companies with a market capitalization in the bottom 15% of the universe of eligible companies are excluded from the Index.

The securities of eligible companies are then categorized into and selected for inclusion in the two categories of companies described above. Companies that rank in the top 30% of the eligible universe in shareholder yield and rank in the top 50% of changes in the number of shares outstanding are eligible for inclusion. For companies not selected based on total shareholder yield, the Index Committee will consider several additional factors to determine their inclusion in the Index, including revenues generated from “non-Allied countries,” management commentary related to geopolitics, and other qualitative and quantitative factors. Generally, non-Allied countries are countries that do not belong to the North Atlantic Treaty Organization (“NATO”) and are not Major Non-NATO Allies, and do not include Mexico and India. These companies will be assigned to the categories described below. The list below also sets forth the expected allocation to each category under typical circumstances.

1) Geopolitical events (25-50% allocation) – Companies positioned to benefit from geopolitical considerations including, but not limited to, supply chain changes, tax policies, defense spending and alliances, or trade and tariff policies;

2) Fiscal and monetary policy shifts (5-25% allocation) – Companies better positioned for the raising and lowering of interest rates by central banks, different fiscal spending programs, and currency and policy interventions;

3) Innovations in technology (5-25% allocation) – Companies across a range of sectors including, but not limited to, the Technology and Energy Sectors that are participating in innovative solutions (i.e., new, creative, or different (i.e., “innovative”) technologically-enabled products or services that could change an industry landscape); and

4) Consumer preferences (5-15% allocation) – Companies positioned to benefit from changes in global consumer habits.

Typically, the Index will be composed of 75 to 125 constituents. The constituents in the Index will be weighted according to shareholder yield, liquidity, and market capitalization. The Index generally will be reconstituted on a quarterly basis.

The Fund invests in securities denominated in different foreign currencies. The Index Committee seeks to manage the Fund’s currency risk by dynamically hedging currency fluctuations in the relative value of the applicable foreign currencies against the U.S. dollar, ranging from a 0% to 100% hedge. The Index Committee will determine if a currency hedge will be implemented based on the signals described below.

1) Momentum: The one-month average of the currency’s spot price versus the U.S. dollar is weaker than that of the three-month average (i.e., the targeted currency is depreciating).

2) Interest Rate Differentials: The difference in interest rates, as implied in one-month foreign exchange forwards, between each currency and the U.S. dollar.

3) Geopolitical Events and Fiscal & Monetary Policy Shifts: Geopolitical considerations including, but not limited to, supply chain changes, tax policies, defense spending and alliances, trade and tariff policies, central bank-mandated changes in interest rates, different fiscal spending programs, and currency and policy interventions.

4) Time-series momentum: Overall broad trends in the U.S. dollar.

WisdomTree Trust Prospectus 109

WisdomTree currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2025, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Industrials and Financials Sectors.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.

As of June 30, 2025, the equity securities of companies that conduct their Primary Business Activities in Europe, particularly United Kingdom and France, comprised a significant portion (e.g., approximately 15% or more of the Index’s total weight) of the Index, although the Index’s geographic exposure may change from time to time. As a result, the Fund can be expected to also have significant exposure to these countries and/or regions.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Geographic Concentration in Europe Risk. Because the Fund invests primarily in the securities of companies in Europe, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. Many countries within Europe are closely connected and their economies and markets largely interdependent. As such, economic and political events in one European country, including monetary exchange rates between European countries and armed conflicts among two or more European countries, may have adverse effects across Europe. European countries that are members of the European Union (“EU”) and the European Economic and Monetary Union (“EMU”) are subject to certain economic and monetary policies and controls and the risks associated with such coordinated economic and fiscal policies. Members of the EMU must comply with restrictions on inflation rates, deficits, debt levels, and fiscal and monetary controls. The implementation of any such restrictions or controls, the default of an EU member country on its sovereign debt, significant fluctuations in the euro’s exchange rate, or a change in governmental or EU trade regulations could each have a significant impact on the economies of some or all European countries. The European economy is also subject to the ongoing risks associated with the United Kingdom’s decision to withdraw from the EU and the stability of the remaining EU membership. In addition, the extent and duration of Russia’s military invasion of Ukraine, initiated in February 2022, and the broad-ranging economic sanctions levied against Russia by the United States, the EU, the United Kingdom, and other countries, are impossible to predict, but these events could have a significant adverse impact on Europe’s overall economy and may adversely affect the Fund’s performance even in the absence of direct exposure to Russian securities. The manifestation of any of these risks could have a negative effect on the Fund’s investments in Europe. The Fund currently invests a significant portion of its assets in companies organized in United Kingdom and France, although this may change from time to time.

110 WisdomTree Trust Prospectus

Investments in France
France’s economy is dependent on its agricultural exports and fluctuations in the demand for agricultural products may have negative impacts on France’s economy. The United Kingdom’s exit from the European Union may adversely impact France’s economy due to decreased demand for French exports in the United Kingdom. France has experienced several terrorist attacks over the past several years, creating a climate of insecurity that has been detrimental to tourism.

Investments in the United Kingdom
Investments in the United Kingdom (“U.K.”) are subject to risks associated with the U.K.’s economy and uncertainties surrounding the U.K.’s exit from the EU single market and customs union (“Brexit”). The U.K.’s economic growth, as well as the strength of its currency, the British pound, may be affected by changes in the economic health of its primary trade partners across Europe and the United States. The U.K.'s economy is also heavily dependent on the export of financial services and may be impacted by a slowdown in the financial services sector.

■	Geopolitical Risk. Some countries and regions in which the Fund invests have and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility, have adverse long-term effects on the U.S. and world economies, and disrupt the orderly functioning of securities markets generally, which may negatively impact the Fund’s investments.

■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These additional risks may make investments in the Fund more volatile and potentially less liquid than other types of investments.

■	Hedging Risk. Both the Fund and the Index seek to “hedge” or minimize the impact of fluctuations in the relative value of the euro against the U.S. dollar. The Fund seeks to hedge against such fluctuations largely through the use of derivatives. Such derivatives may not perform as intended for a variety of reasons, including a lack of correlation between the derivative and the underlying currency, and there can be no assurance that the Fund’s hedging strategies and transactions will be effective. In addition, to minimize transaction costs, or for other reasons, the Fund’s exposure to the euro may not be fully hedged at all times. Currency exchange rates can be volatile, changing quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money. For example, the value of an investment in the Fund could be significantly and adversely affected if (i) the value of the euro appreciates relative to the U.S. dollar at the same time the value of the Fund’s equity holdings depreciates, or (ii) the Fund’s derivatives are unsuccessful in offsetting a significant portion of the Fund’s exposure to the euro.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind its portfolio investments to obtain the cash needed to pay out redemption proceeds. This may cause the Fund to recognize capital gains that it might not have recognized if it had satisfied such redemption requests with securities held by the Fund (i.e., redeemed its shares in kind). As a result, the Fund may pay out higher annual capital gains distributions than a fund that redeems its shares in kind.

■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.

WisdomTree Trust Prospectus 111

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Derivatives Risk. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a currency or a commodity. Generally, derivatives are sophisticated investments that may pose risks that are different from or greater than those posed by investing directly in the underlying reference asset. For example, the return on a derivative instrument may not correlate with that of its underlying reference asset, and minimal requisite initial investments necessary to purchase derivatives positions may expose the Fund to losses in excess of those amounts. Derivatives also can be volatile and may be less liquid than other investments. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. The Fund expects to use currency forward contracts and/or currency futures contracts to implement its principal investment strategies. A forward currency contract is an agreement to buy or sell a specific currency on a future date at a set price thereby effectively locking in the exchange rate for the purchase or sale of that currency. Currency forward contracts are traded in the over-the-counter market and generally are not subject to initial or upfront margin requirements. As a result, currency forward contracts are particularly subject to counterparty credit risk, including that a counterparty may be unwilling or unable to meet its contractual obligations. A currency futures contract is an exchange-traded contract that provides for the future purchase or sale of a currency at a specified price of another currency. Currency futures contracts are subject to the risk of imperfect correlation between the movements in the price of the futures contract and the underlying currency.

■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the Financials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Financials Sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent, or any other party for a period of time or at all, which may have an adverse impact on the Index as well as the Fund and its shareholders. The potential risk of a continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the Industrials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Industrials Sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, rapid technological developments, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments represented in the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

112 WisdomTree Trust Prospectus

■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

■	Mid-Capitalization Investing Risk. The Fund may invest a relatively large percentage of its assets in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because mid-capitalization companies are more mature and are subject to slower growth during economic expansion.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

■	Small-Capitalization Investing Risk. The Fund may invest in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to adverse economic developments as well as changes in interest rates, government regulation, borrowing costs, and earnings.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of the Index and the MSCI Europe (USD) Index, a broad-based securities market index intended to represent the overall European equity market, and the MSCI EMU Local Currency Index, the broad-based securities market index formerly referenced by the Fund. Performance is also shown for the MSCI EMU SmallCap Local Currency/MSCI Europe Value Spliced Index, which more closely represents the investment exposure sought by the Fund. Index returns do not reflect deductions for fees, expenses, or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

Effective May 30, 2025, the Fund revised its investment objective to reflect a change in the Fund’s index from the WisdomTree Europe Hedged SmallCap Equity Index to the WisdomTree European Opportunities Index. Fund performance shown below for periods prior to May 30, 2025 reflects the performance of the Fund when it sought to track the price and yield performance of the WisdomTree Europe Hedged SmallCap Equity Index.

WisdomTree Trust Prospectus 113

The Fund’s year-to-date total return as of June 30, 2025 was 24.33%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	15.75%	2Q/2020
Lowest Return	(28.76)%	1Q/2020

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2024

WisdomTree European Opportunities Fund (formerly, WisdomTree Europe Hedged SmallCap Equity Fund)*	1 Year	5 Years	Since Inception March 4, 2015
Return Before Taxes Based on NAV	10.74%	7.05%	8.04%
Return After Taxes on Distributions	9.73%	6.27%	7.37%
Return After Taxes on Distributions and Sale of Fund Shares	7.10%	5.56%	6.53%
WisdomTree Europe Hedged SmallCap Equity Index (Reflects no deduction for fees, expenses or taxes)	10.66%	7.22%	8.14%
MSCI EMU Small Cap Local Currency/MSCI Europe Value Spliced Index** (Reflects no deduction for fees, expenses or taxes)	0.45%	4.30%	6.11%
MSCI Europe (USD) Index (Reflects no deduction for fees, expenses or taxes)	1.79%	4.90%	4.60%
MSCI EMU Local Currency Index*** (Reflects no deduction for fees, expenses or taxes)	9.45%	6.59%	5.51%

*	Fund performance shown for periods prior to May 30, 2025 reflects the performance of the Fund when it sought to track the price and yield performance of its former underlying index, the WisdomTree Europe Hedged SmallCap Equity Index.

**	Performance reflects that of the MSCI EMU Small Cap Local Currency Index through May 29, 2025; MSCI Europe Value Index’s returns will be shown thereafter.

***	The MSCI EMU Local Currency Index is the Fund’s former broad-based securities market index, which was replaced by the MSCI Europe (USD) Index in connection with the Fund’s change in investment objective.

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management serves as investment adviser to the Fund. Mellon Investments Corporation (the “Sub-Adviser”) serves as the investment sub-adviser to the Fund.

Portfolio Managers

The Fund is managed by the Sub-Adviser’s Equity Index Strategies Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are identified below.

114 WisdomTree Trust Prospectus

Marlene Walker-Smith, a Senior Director and Chief Investment Officer, has been a portfolio manager of the Fund since October 2020.

David France, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Todd Frysinger, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Vlasta Sheremeta, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Michael Stoll, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Buying and Selling Fund Shares

The Fund is an ETF. This means that individual shares of the Fund are listed for trading on a national securities exchange, currently NYSE Arca, Inc. (the “Listing Exchange”), and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com/investments.

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

WisdomTree Trust Prospectus 115

WisdomTree Global High Dividend Fund

Investment Objective

The WisdomTree Global High Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global High Dividend Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%[1]
Total Annual Fund Operating Expenses	0.58%[1]
[1]	Excludes non-recurring expenses associated with the collection of additional European Union tax reclaims resulting from European Court of Justice rulings in several court cases in certain countries across the European Union. If these expenses were included, “Other Expenses” would be 0.01% and “Total Annual Fund Operating Expenses” would be 0.59%.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 59	$ 186	$ 324	$ 726

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Fund’s Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole.

The Index is a modified capitalization-weighted index that is comprised of high dividend-yielding companies selected from the WisdomTree Global Dividend Index, which defines the dividend-paying universe of companies in the U.S., developed countries and emerging markets throughout the world. To be eligible for inclusion in the Index, a company must meet the following key criteria as of the annual screening date: (i) have Primary Business Activities and list its shares on a securities exchange operating in one or more of the following countries: the United States, Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, the United Kingdom, Israel, Japan, Australia, Hong Kong, Singapore, or Canada (ii) payment of at least $5 million in gross cash dividends (i.e., total dividends paid including capital gains distributions and non-taxable distributions and without excluding taxes, fees and other expenses) on shares of common stock during the preceding annual cycle; (iii) market capitalization of at least $2 billion; (iv) median daily dollar trading volume of at least $100,000 for the preceding three months (at least $200,000 for each of the preceding six months for emerging markets); and (v) for non-U.S. securities, trading of at least 250,000 shares per month for each of the preceding six months. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources. Securities eligible for inclusion in the Index are ranked by dividend yield as adjusted by a composite risk score based on fundamental valuation, quality and momentum characteristics. Securities ranking in the highest 30% by dividend yield and top 80% by composite risk score are selected for inclusion in the Index. If a company currently in the Index is no longer ranked in the top 30% by dividend yield by region (i.e., U.S., developed and emerging markets) at the time of the annual screening date but remains ranked in the top 35% by dividend yield, the company will remain in the Index.

116 WisdomTree Trust Prospectus

Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay a greater total dollar amount of dividends are more heavily weighted. On the Index’s annual screening date, the Index caps the weight of constituents exposed to any one sector (except for the real estate sector) at 25%. The weight of constituents exposed to the real estate sector is capped at 15%. The weight of each of the U.S., developed, and emerging markets in the Index is equal to its float-adjusted market capitalization weight in the dividend-paying universe of the WisdomTree Global Dividend Index. The specified caps and thresholds described above are applied concurrently and in a manner designed to seek to minimize deviation from a constituent’s initial or intended weighting in the Index. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated pro rata among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector, country, or individual constituent in the Index may fluctuate above or below specified caps and thresholds between rebalance dates in response to market conditions. As of the date of this Prospectus, non-U.S. equity securities comprise at least 40% of the Index, and WisdomTree Asset Management, Inc., the Fund’s investment adviser, expects that, under normal circumstances, non-U.S. equity securities will comprise at least 40% of the Fund.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2025, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Financials Sector.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.

As of June 30, 2025, the equity securities of companies that conduct their Primary Business Activities in the United States and Europe comprised a significant portion (e.g., approximately 15% or more of the Index’s total weight) of the Index, although the Index’s geographic exposure may change from time to time. As a result, the Fund can be expected to also have significant exposure to these countries and/or regions.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These additional risks may make investments in the Fund more volatile and potentially less liquid than other types of investments. These risks may be heightened to the extent the Fund invests in companies domiciled in or otherwise tied to developing or emerging market countries.

WisdomTree Trust Prospectus 117

■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind its portfolio investments to obtain the cash needed to pay out redemption proceeds. This may cause the Fund to recognize capital gains that it might not have recognized if it had satisfied such redemption requests with securities held by the Fund (i.e., redeemed its shares in kind). As a result, the Fund may pay out higher annual capital gains distributions than a fund that redeems its shares in kind.

■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the Financials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Financials Sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

■	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

118 WisdomTree Trust Prospectus

Investments in Europe
Investments in Europe are subject to the risks associated with the political, social and economic conditions in the various countries in Europe in which the Fund invests and in Europe more generally. Many countries within Europe are closely connected and their economies and markets largely interdependent. As such, economic and political events in one European country, including monetary exchange rates between European countries and armed conflicts among two or more European countries, may have adverse effects across Europe. European countries that are members of the European Union (“EU”) and the European Economic and Monetary Union (“EMU”) are subject to certain economic and monetary policies and controls and the risks associated with such coordinated economic and fiscal policies, including the ongoing risks associated with the United Kingdom’s decision to withdraw from the EU and the stability of the remaining EU membership. The manifestation of any of these risks could have a negative effect on the Fund's investments in Europe.

Investments in the United States
The economic, political, regulatory and other events and conditions that affect issuers and investments in the United States differ significantly from those associated with other countries and regions. For example, routine political events, such as a presidential election, can have a significant effect on the U.S. markets and lead to periods of increased volatility. U.S. financial markets also have become increasingly globalized, hosting participants from all over the world and on a more macro level, becoming more tightly integrated with financial markets around the world. As a result, U.S. financial markets are also increasingly vulnerable to the risks that may affect non-U.S. financial markets. Any event or condition that affects the U.S. economy, whether originating from within or outside of the United States, may have an adverse effect on the Fund’s investments in the United States and thus, the Fund’s performance.

■	Geopolitical Risk. The United States, as well as other countries and regions in which the Fund invests have and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility, have adverse long-term effects on the U.S. and world economies, and disrupt the orderly functioning of securities markets generally, which may negatively impact the Fund’s investments.

■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent, or any other party for a period of time or at all, which may have an adverse impact on the Index as well as the Fund and its shareholders. The potential risk of a continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments represented in the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

WisdomTree Trust Prospectus 119

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of the Index and the MSCI AC World Index, a broad-based securities market index intended to represent the overall global equity market. Index returns do not reflect deductions for fees, expenses, or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

The Fund’s year-to-date total return as of June 30, 2025 was 11.72%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	14.75%	4Q/2020
Lowest Return	(28.73)%	1Q/2020

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2024

WisdomTree Global High Dividend Fund	1 Year	5 Years	10 Years
Return Before Taxes Based on NAV	11.27%	5.78%	5.80%
Return After Taxes on Distributions	10.09%	4.65%	4.74%
Return After Taxes on Distributions and Sale of Fund Shares	7.27%	4.26%	4.36%
WisdomTree Global High Dividend Index (Reflects no deduction for fees, expenses or taxes)	11.45%	5.53%	5.61%
MSCI AC World Index (Reflects no deduction for fees, expenses or taxes)	17.49%	10.06%	9.23%

120 WisdomTree Trust Prospectus

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management serves as investment adviser to the Fund. Mellon Investments Corporation (the “Sub-Adviser”) serves as the investment sub-adviser to the Fund.

Portfolio Managers

The Fund is managed by the Sub-Adviser’s Equity Index Strategies Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are identified below.

Marlene Walker-Smith, a Senior Director and Chief Investment Officer, has been a portfolio manager of the Fund since October 2020.

David France, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Todd Frysinger, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Vlasta Sheremeta, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Michael Stoll, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Buying and Selling Fund Shares

The Fund is an ETF. This means that individual shares of the Fund are listed for trading on a national securities exchange, currently NYSE Arca, Inc. (the “Listing Exchange”), and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com/investments.

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

WisdomTree Trust Prospectus 121

WisdomTree Global ex-U.S. Quality Dividend Growth Fund

Investment Objective

The WisdomTree Global ex-U.S. Quality Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global ex-U.S. Quality Dividend Growth Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.42%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%[1]
Total Annual Fund Operating Expenses	0.42%[1]

[1]	Excludes non-recurring expenses associated with the collection of additional European Union tax reclaims resulting from European Court of Justice rulings in several court cases in certain countries across the European Union. If these expenses were included, “Other Expenses” would be 0.02% and “Total Annual Fund Operating Expenses” would be 0.44%.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 43	$ 135	$ 235	$ 530

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Fund’s Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 62% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole.

The Index is a modified capitalization-weighted index that consists of dividend-paying global ex-U.S. common stocks with growth characteristics. The Index is comprised of the 300 companies in the WisdomTree Global ex-U.S. Dividend Index, which defines the dividend-paying universe of companies in developed countries and emerging markets throughout the world, excluding the United States, that conduct their Primary Business Activities and list their shares on a securities exchange operating in one or more of the following countries: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, the United Kingdom, Japan, Australia, Israel, Hong Kong, Singapore, or Canada with the best combined rank of growth and quality factors, specifically: medium-term earnings growth expectations, return on equity, and return on assets. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources. To be eligible for inclusion in the Index, a company must meet the following key criteria as of the annual screening date: (i) payment of at least $5 million in gross cash dividends (i.e., total dividends paid including capital gains distributions and non-taxable distributions and without excluding taxes, fees and other expenses) on shares of common stock during the preceding annual cycle; (ii) market capitalization of at least $2 billion; (iii) median daily dollar trading volume of at least $100,000 for the preceding three months; and (iv) an earnings yield greater than the dividend yield.

122 WisdomTree Trust Prospectus

Securities are weighted in the Index based on dividends over the prior annual cycle. Companies that pay a greater total dollar amount of dividends are more heavily weighted. On the Index’s annual screening date, the maximum weight of any security in the Index is capped at 5%, and the Index caps the weight of constituents exposed to any one country and any one sector (except for the real estate sector) at 20%. The weight of constituents exposed to the real estate sector is capped at 15%. The specified caps and thresholds described above are applied concurrently and in a manner designed to seek to minimize deviation from a constituent’s initial or intended weighting in the Index. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated pro rata among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector, country, or individual constituent in the Index may fluctuate above or below specified caps and thresholds between rebalance dates in response to market conditions.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2025, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Information Technology and Industrials Sectors.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.

As of June 30, 2025, the equity securities of companies that conduct their Primary Business Activities in Europe and Taiwan comprised a significant portion (e.g., approximately 15% or more of the Index’s total weight) of the Index, although the Index’s geographic exposure may change from time to time. As a result, the Fund can be expected to also have significant exposure to these countries and/or regions.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These additional risks may make investments in the Fund more volatile and potentially less liquid than other types of investments. These risks may be heightened to the extent the Fund invests in companies domiciled in or otherwise tied to developing or emerging market countries.

WisdomTree Trust Prospectus 123

■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.

■	Growth Investing Risk. Growth stocks, as a group, may be out of favor with the market and underperform value stocks or the overall equity market. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their prices are based heavily on the future expectations of the economy and the stock’s issuing company.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to own or transfer currency, securities or other assets, which may potentially include derivative instruments related thereto. Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.

■	Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind its portfolio investments to obtain the cash needed to pay out redemption proceeds. This may cause the Fund to recognize capital gains that it might not have recognized if it had satisfied such redemption requests with securities held by the Fund (i.e., redeemed its shares in kind). As a result, the Fund may pay out higher annual capital gains distributions than a fund that redeems its shares in kind.

■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

124 WisdomTree Trust Prospectus

■	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investments in Europe
Investments in Europe are subject to the risks associated with the political, social and economic conditions in the various countries in Europe in which the Fund invests and in Europe more generally. Many countries within Europe are closely connected and their economies and markets largely interdependent. As such, economic and political events in one European country, including monetary exchange rates between European countries and armed conflicts among two or more European countries, may have adverse effects across Europe. European countries that are members of the European Union (“EU”) and the European Economic and Monetary Union (“EMU”) are subject to certain economic and monetary policies and controls and the risks associated with such coordinated economic and fiscal policies, including the ongoing risks associated with the United Kingdom’s decision to withdraw from the EU and the stability of the remaining EU membership. The manifestation of any of these risks could have a negative effect on the Fund's investments in Europe.

Investments in Taiwan
The economy of Taiwan is heavily dependent on exports and key trading partners, including Japan, China, and the United States. Currency fluctuations, increasing competition from Asia’s other emerging economies, spending reductions by key trading partners, and conditions that weaken demand for Taiwan’s export products worldwide could have a negative impact on the Taiwanese economy as a whole. In addition, Taiwan lacks many natural resources, and, as such, price increases, shortages, or volatility in the commodities market could have an adverse effect on Taiwan's economy. Concerns over Taiwan’s history of political contention and its current relationship with China also may have a significant impact on the economy of Taiwan.

■	Geopolitical Risk. Some countries and regions in which the Fund invests have and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility, have adverse long-term effects on the U.S. and world economies, and disrupt the orderly functioning of securities markets generally, which may negatively impact the Fund’s investments.

■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent, or any other party for a period of time or at all, which may have an adverse impact on the Index as well as the Fund and its shareholders. The potential risk of a continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the Industrials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Industrials Sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, rapid technological developments, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation.

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■	Information Technology Sector Risk. The Fund currently invests a significant portion of its assets in the Information Technology Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Information Technology Sector includes, for example, companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments, and semiconductors and related equipment and materials. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments represented in the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

■	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because mid-capitalization companies are more mature and are subject to slower growth during economic expansion.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of the Index and the MSCI AC World ex-USA Index, a broad-based securities market index intended to represent the overall global ex-U.S. equity market. Performance is also shown for the MSCI AC World ex-USA Growth Index, which more closely represents the investment exposure sought by the Fund. Index returns do not reflect deductions for fees, expenses, or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

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The Fund’s year-to-date total return as of June 30, 2025 was 12.07%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	18.44%	2Q/2020
Lowest Return	(19.74)%	2Q/2022

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2024

WisdomTree Global ex-U.S. Quality Dividend Growth Fund	1 Year	5 Years	10 Years
Return Before Taxes Based on NAV	(0.19)%	4.59%	6.29%
Return After Taxes on Distributions	(0.63)%	4.15%	5.85%
Return After Taxes on Distributions and Sale of Fund Shares	0.35%	3.70%	5.11%
WisdomTree Global ex-U.S. Quality Dividend Growth Index (Reflects no deduction for fees, expenses or taxes)	0.12%	5.10%	6.91%
MSCI AC World ex-USA Growth Index (Reflects no deduction for fees, expenses or taxes)	5.07%	3.44%	5.35%
MSCI AC World ex-USA Index (Reflects no deduction for fees, expenses or taxes)	5.53%	4.10%	4.80%

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management serves as investment adviser to the Fund. Mellon Investments Corporation (the “Sub-Adviser”) serves as the investment sub-adviser to the Fund.

Portfolio Managers

The Fund is managed by the Sub-Adviser’s Equity Index Strategies Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are identified below.

Marlene Walker-Smith, a Senior Director and Chief Investment Officer, has been a portfolio manager of the Fund since October 2020.

David France, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Todd Frysinger, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

WisdomTree Trust Prospectus 127

Vlasta Sheremeta, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Michael Stoll, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Buying and Selling Fund Shares

The Fund is an ETF. This means that individual shares of the Fund are listed for trading on a national securities exchange, currently NYSE Arca, Inc. (the “Listing Exchange”), and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com/investments.

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

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WisdomTree New Economy Real Estate Fund

Investment Objective

The WisdomTree New Economy Real Estate Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree New Economy Real Estate Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.58%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 59	$ 186	$ 324	$ 726

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Fund’s Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole. The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents. The Fund expects to invest primarily in common stock, but may also invest in interests of real estate investment trusts (“REITs”) and securities of foreign issuers.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of the Fund’s investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), designed the Index to seek to track the performance of global companies from developed markets that are involved in “new economy” real estate activities, as defined below. “New economy” generally refers to the segment of the economy that is most focused on technological innovation. The Index is maintained in accordance with a rules-based methodology overseen and implemented by the WisdomTree New Economy Real Estate Index Committee (the “Index Committee”).

WisdomTree Trust Prospectus 129

To be eligible for inclusion in the Index, a company must conduct its Primary Business Activities and list its shares on a securities exchange operating in one or more of the following countries: United States, Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, United Kingdom, Japan (Tokyo Stock Exchange only), Australia, Israel, Hong Kong, Singapore or Canada. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources. A company must also meet the following criteria as of the screening date: (i) derive at least 50% of their revenues or profits from, or invest at least 50% of their assets in, products or services related to “new economy” real estate activities; (ii) have a market capitalization of at least $500 million; and (iii) have a median daily dollar volume greater than $1 million for each of the preceding three months.

“New economy” real estate activities refer to companies that are classified in the investment themes of “digital and industrial economy infrastructure” or “next-generation digital infrastructure” as further described herein. The “digital and industrial economy infrastructure” includes but is not limited to, telecommunication tower companies (including cable and fiber optic assets), data centers, healthcare and life sciences, modern logistics and ecommerce, as well as other industrial and specialized infrastructures; and the “next-generation digital infrastructure” includes but is not limited to, blockchain-enabled and digital infrastructures hosting cryptocurrency mining, or providing high performance computing facilities.

The Index is reconstituted and rebalanced semi-annually. The Index’s target weight allocations for “digital and industrial economy infrastructure” companies and “next-generation digital infrastructure” companies are 90% and 10%, respectively. Within each category, companies are generally weighted by their market capitalization. The number of Index constituents, the weight of any single security, and the weight allocation to “digital and industrial economy infrastructure” constituents and “next-generation digital infrastructure” constituents may vary intra-rebalance.

WisdomTree currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2025, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Real Estate and Information Technology Sectors.

The Index expects to have concentrated exposure to companies in the Real Estate Sector. To the extent the Index is concentrated in a particular industry or group of industries within the Real Estate Sector, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index. As of June 30, 2025, the Index concentrates in companies in the Industrial REITs and Specialized REITs industries.

As of June 30, 2025, the equity securities of companies that conduct their Primary Business Activities in the United States comprised a significant portion (e.g., approximately 15% or more of the Index’s total weight) of the Index, although the Index’s geographic exposure may change from time to time. As a result, the Fund can be expected to also have significant exposure to the United States.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Concentration Risk. To the extent that the Fund’s portfolio is concentrated in the securities of issuers in a particular industry or group of related industries, the Fund may be adversely affected by the performance of those securities, and more susceptible to adverse economic, market, political, or regulatory occurrences affecting that industry or group of related industries. The Index constituents, and thus the Fund’s investments, are concentrated in securities issued by companies in one or more industries in the Real Estate Sector. As of June 30, 2025, the Index constituents are concentrated is the securities issued by companies in the Industrial REITs and Specialized REITs industries. As such, the Fund is subject to the risks affecting the industries described below. The industries in which the Index constituents, and thus the Fund’s assets, may be concentrated will vary over time.

130 WisdomTree Trust Prospectus

Companies comprising the Real Estate sector industries include companies operating in real estate development and management and operations, as well as companies offering real estate-related services and equity REITs. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Real Estate sector. The performance of companies operating in the Real Estate sector has historically been cyclical and particularly sensitive to the overall economy and market changes, including declines in the value of real estate or, conversely, saturation of the real estate market, economic downturns and defaults by borrowers or tenants during such periods, increases in competition, limited availability of mortgage funds or other limits to accessing the credit or capital markets, and changes in interest rates.

■	Emerging Technologies Risk. The Fund will invest a significant portion of its assets in securities issued by companies conducting business in emerging technology industries. Legislative or regulatory changes, adverse market conditions and/or increased competition may negatively affect those industries. The prices of emerging technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems related to bringing products to market, and rapid obsolescence of products. Some of the companies involved in emerging technology industries may be regarded as developmental stage companies, without revenues or operating income, or near-term prospects for them.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These additional risks may make investments in the Fund more volatile and potentially less liquid than other types of investments.

WisdomTree Trust Prospectus 131

■	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investments in the United States
The economic, political, regulatory and other events and conditions that affect issuers and investments in the United States differ significantly from those associated with other countries and regions. For example, routine political events, such as a presidential election, can have a significant effect on the U.S. markets and lead to periods of increased volatility. U.S. financial markets also have become increasingly globalized, hosting participants from all over the world and on a more macro level, becoming more tightly integrated with financial markets around the world. As a result, U.S. financial markets are also increasingly vulnerable to the risks that may affect non-U.S. financial markets. Any event or condition that affects the U.S. economy, whether originating from within or outside of the United States, may have an adverse effect on the Fund’s investments in the United States and thus, the Fund’s performance.

■	Geopolitical Risk. The United States, as well as other countries and regions in which the Fund invests, has and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility, have adverse long-term effects on the U.S. and world economies, and disrupt the orderly functioning of securities markets generally, which may negatively impact the Fund’s investments.

■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent, or any other party for a period of time or at all, which may have an adverse impact on the Index as well as the Fund and its shareholders. The potential risk of a continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Information Technology Sector Risk. The Fund currently invests a significant portion of its assets in the Information Technology Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Information Technology Sector includes, for example, companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments, and semiconductors and related equipment and materials. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments represented in the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

■	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because mid-capitalization companies are more mature and are subject to slower growth during economic expansion.

132 WisdomTree Trust Prospectus

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund. The Fund may become diversified for periods of time solely as a result of tracking the Index (e.g., changes in weightings of one or more constituent securities).

■	Real Estate Sector Risk. The Fund invests primarily in real estate companies, including investments in REITs, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. REITs invest substantially all of their assets in real estate, trade like stocks and may qualify for special tax considerations. Investments in REITs subject the Fund to risks associated with the direct ownership of real estate. The real estate sector also includes real estate management and development companies. This sector can be significantly affected by, among other things, market conditions or events such as declining property values or rising interest rates.

■	REIT Risk. REITs, in which the Fund will invest, own real estate directly and the value of, and income earned by, the REITs depends upon the income of the underlying properties and the rental income those properties earn. Investments in REITs are subject to the risks pertaining to real estate investments more generally and to risks specific to REITs, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. REITs are subject to interest rate and prepayment risks and may use leverage (and some REITs may be highly leveraged), which increases risk and could adversely affect a REIT’s operations and market value in periods of rising interest rates. REITs whose investments are concentrated in a limited number or type of properties, investments or narrow geographic area are subject to the risks affecting those properties or areas to a greater extent than a REIT with less concentrated investments. In addition, REITs may have expenses, including advisory and administration expenses, and the Fund will incur its pro rata share of the underlying expenses. REITs also are subject to the possibility of failing to qualify for the favorable U.S. federal income tax treatment generally available to them under the Internal Revenue Code of 1986, as amended (the “Code”), and failing to maintain exemption from the registration requirements of the federal securities laws.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of the WisdomTree Global ex-U.S. Real Estate Index from December 31, 2015 to April 20, 2022, the CenterSquare New Economy Real Estate Index from April 20, 2022 through December 31, 2024, and the MSCI World Index, a broad-based securities market index intended to represent the overall global equity market. Effective April 10, 2025, the Fund’s investment objective and principal investment strategies changed to reflect that the Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree New Economy Real Estate Index. In the future, the table below will show the Fund’s performance in comparison to that of the WisdomTree New Economy Real Estate Index. Performance is also shown below for the Dow Jones Global ex-U.S. Select Real Estate Securities/MSCI World Real Estate Investment Trusts USD Spliced Index and MSCI AC World ex-USA Index, each of which more closely represents the investment exposure sought by the Fund. Index returns do not reflect deductions for fees, expenses, or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

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Effective April 10, 2025, the Fund revised its investment objective to reflect a change in the Fund’s index from the CenterSquare New Economy Real Estate Index to the WisdomTree New Economy Real Estate Index. Fund performance shown below for the period from April 20, 2022 through December 31, 2024 reflects the performance of the Fund when it sought to track the price and yield performance of the CenterSquare New Economy Real Estate Index. Fund performance shown below for the periods prior to April 20, 2022 reflects the performance of the Fund when its investment objective was to seek to track the price and yield performance of a prior index, the WisdomTree Global ex-U.S. Real Estate Index.

The Fund’s year-to-date total return as of June 30, 2025 was 13.22%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	16.82%	4Q/2023
Lowest Return	(29.32)%	1Q/2020

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2024

WisdomTree New Economy Real Estate Fund*	1 Year	5 Years	10 Years
Return Before Taxes Based on NAV	(3.44)%	(8.39)%	(0.51)%
Return After Taxes on Distributions	(4.37)%	(9.28)%	(2.01)%
Return After Taxes on Distributions and Sale of Fund Shares	(1.94)%	(6.23)%	(0.67)%
WisdomTree Global ex-U.S. Real Estate/CenterSquare New Economy Real Estate Spliced Index** (Reflects no deduction for fees, expenses or taxes)	(3.51)%	(8.36)%	(0.37)%
Dow Jones Global ex-U.S. Select Real Estate Securities/MSCI World Real Estate Investment Trusts USD Spliced Index*** (Reflects no deduction for fees, expenses or taxes)	(0.61)%	(5.99)%	(0.89)%
MSCI AC World ex-USA Index (Reflects no deduction for fees, expenses or taxes)	5.53%	4.10%	4.80%
MSCI World Index (Reflects no deduction for fees, expenses or taxes)	18.67%	11.17%	9.95%

*	Fund performance shown for the period from April 20, 2022 through December 31, 2024 reflects the performance of the Fund when it sought to track the price and yield performance of its former underlying index, the CenterSquare New Economy Real Estate Index. Fund performance shown for periods prior to April 20, 2022, reflects the performance of the Fund when it sought to track the price and yield performance of a prior underlying index, the WisdomTree Global ex-U.S. Real Estate Index.

**	The WisdomTree Global ex-U.S. Real Estate/CenterSquare New Economy Real Estate Spliced Index represents the performance of the WisdomTree Global ex-U.S. Real Estate Index through April 20, 2022 and the CenterSquare New Economy Real Estate Index thereafter.

***	The Dow Jones Global ex-U.S. Select Real Estate Securities/MSCI World Real Estate Investment Trusts USD Spliced Index represents the performance of the Dow Jones Global ex-U.S. Select Real Estate Securities Index through April 20, 2022 and the MSCI World Real Estate Investment Trust USD Index thereafter.

134 WisdomTree Trust Prospectus

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management serves as investment adviser to the Fund. Mellon Investments Corporation (the “Sub-Adviser”) serves as the investment sub-adviser to the Fund.

Portfolio Managers

The Fund is managed by the Sub-Adviser’s Equity Index Strategies Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are identified below.

Marlene Walker-Smith, a Senior Director and Chief Investment Officer, has been a portfolio manager of the Fund since October 2020.

David France, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Todd Frysinger, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Vlasta Sheremeta, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Michael Stoll, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Buying and Selling Fund Shares

The Fund is an ETF. This means that individual shares of the Fund are listed for trading on a national securities exchange, currently NYSE Arca, Inc. (the “Listing Exchange”), and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com/investments.

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

WisdomTree Trust Prospectus 135

WisdomTree Emerging Markets High Dividend Fund

Investment Objective

The WisdomTree Emerging Markets High Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets High Dividend Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.63%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%[1]
Total Annual Fund Operating Expenses	0.63%[1]

[1]	Excludes non-recurring expenses associated with the collection of additional European Union tax reclaims resulting from European Court of Justice rulings in several court cases in certain countries across the European Union. If these expenses were included, “Other Expenses” would be 0.01% and “Total Annual Fund Operating Expenses” would be 0.64%.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 64	$ 202	$ 351	$ 786

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Fund’s Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 52% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole.

The Index is a modified capitalization-weighted index that is comprised of the highest dividend-yielding common stocks selected from the WisdomTree Emerging Markets Dividend Index, which defines the dividend-paying universe of companies in emerging markets throughout the world. To be eligible for inclusion in the WisdomTree Emerging Markets Dividend Index, a company must meet the following key criteria as of the annual screening date: (i) positive earnings and payment of at least $5 million in gross cash dividends (i.e., total dividends paid including capital gains distributions and non-taxable distributions and without excluding taxes, fees and other expenses) on shares of common stock during the preceding annual cycle; (ii) market capitalization of at least $200 million; (iii) median daily dollar trading volume of at least $200,000 for each of the preceding six months; (iv) conduct its Primary Business Activities and list its shares on a securities exchange operating in one or more of the following 18 emerging market nations: Brazil, Chile, China, Czech Republic, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Philippines, Poland, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, and Turkey; and (v) trading of at least 250,000 shares per month for each of the preceding six months. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources. Securities eligible for inclusion in the WisdomTree Emerging Markets Dividend Index are ranked by dividend yield. Securities ranking in the highest 30% by dividend yield are selected for inclusion within the Index. If a company currently in the Index is no longer ranked in the top 30% by dividend yield at the time of the annual screening date but remains ranked in the top 35% by dividend yield, the company will remain in the Index. In addition, approximately 100 Chinese domestic listed companies by highest dividend yield that trade via Stock Connect and meet the Index’s eligibility criteria described above will be selected for inclusion. Stock Connect is a securities trading and clearing program designed to facilitate mutual stock market access between mainland China and Hong Kong.

136 WisdomTree Trust Prospectus

Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay a greater total dollar amount of dividends are more heavily weighted. At the time of the Index’s annual screening date, the maximum weight of any security in the Index is capped at 5%. On the Index’s annual screening date, the Index caps the weight of constituents exposed to any one country and any one sector (except for the real estate sector) at 25%. The weight of constituents exposed to the real estate sector is capped at 15%. The specified caps and thresholds described above are applied concurrently and in a manner designed to seek to minimize deviation from a constituent’s initial or intended weighting in the Index. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated pro rata among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector, country, or individual constituent in the Index may fluctuate above or below specified caps and thresholds between rebalance dates in response to market conditions.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2025, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Financials Sector.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index. As of June 30, 2025, the Index concentrates in companies in the Banks industry.

As of June 30, 2025, the equity securities of companies that conduct their Primary Business Activities in China and Taiwan comprised a significant portion (e.g., approximately 15% or more of the Index’s total weight) of the Index, although the Index’s geographic exposure may change from time to time. As a result, the Fund can be expected to also have significant exposure to these countries and/or regions.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

WisdomTree Trust Prospectus 137

■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to own or transfer currency, securities or other assets, which may potentially include derivative instruments related thereto. Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.

■	Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind its portfolio investments to obtain the cash needed to pay out redemption proceeds. This may cause the Fund to recognize capital gains that it might not have recognized if it had satisfied such redemption requests with securities held by the Fund (i.e., redeemed its shares in kind). As a result, the Fund may pay out higher annual capital gains distributions than a fund that redeems its shares in kind.

■	Concentration Risk. To the extent that the Fund’s portfolio is concentrated in the securities of issuers in a particular industry or group of related industries, the Fund may be adversely affected by the performance of those securities, and more susceptible to adverse economic, market, political, or regulatory occurrences affecting that industry or group of related industries. As of June 30, 2025, the Index constituents, and thus the Fund’s investments, are concentrated in securities issued by companies in the industry described below. As such, the Fund is subject to the risks affecting the industry described below. The industries in which the Index constituents, and thus the Fund’s assets, may be concentrated will vary over time.

The Banks industry includes large national banks whose revenues are derived primarily from conventional banking operations and regional banks whose businesses are derived from retail banking, corporate lending, and mortgage originations in limited geographic regions. Legislative or regulatory changes and increased government supervision may affect companies in the Banks Industry. Government regulations may limit both the amounts and types of loans and financial commitments companies in the Banks Industry can make, the interest rates and fees they can charge, and the amount of capital they must maintain, which may affect profitability. Companies in the Banks Industry also may experience losses on their investments due to changes in interest rates and other adverse market conditions, which may in turn negatively affect the performance of such companies. In addition, the prices of the securities of companies in the Banks Industry may fluctuate widely due to the broadening of regional and national interstate banking powers, the reduction in the number of publicly-traded banking companies, and general economic conditions that could create exposure to credit losses.

138 WisdomTree Trust Prospectus

■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the Financials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Financials Sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These additional risks may make investments in the Fund more volatile and potentially less liquid than other types of investments. These risks are heightened because the Fund invests in companies domiciled in or otherwise tied to developing or emerging market countries.

■	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investments in China
China may be subject to considerable degrees of economic, political and social instability. The Chinese market remains a developing market and may be subject to significantly higher volatility in comparison to those of more developed markets. While the Chinese government has implemented economic and market reforms, the government continues to exert substantial influence over Chinese markets and the economy as a whole. Internal social unrest or confrontations with neighboring countries, including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations, including purchasing restrictions, sanctions, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers of securities in which the Fund invests. The Chinese economy may also experience slower growth if global or domestic demand for Chinese goods decreases significantly and/or key trading partners apply trade tariffs or implement other protectionist measures.

Investments in Taiwan
The economy of Taiwan is heavily dependent on exports and key trading partners, including Japan, China, and the United States. Currency fluctuations, increasing competition from Asia’s other emerging economies, spending reductions by key trading partners, and conditions that weaken demand for Taiwan’s export products worldwide could have a negative impact on the Taiwanese economy as a whole. In addition, Taiwan lacks many natural resources, and, as such, price increases, shortages, or volatility in the commodities market could have an adverse effect on Taiwan's economy. Concerns over Taiwan’s history of political contention and its current relationship with China also may have a significant impact on the economy of Taiwan.

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■	Geopolitical Risk. Some countries and regions in which the Fund invests have and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility, have adverse long-term effects on the U.S. and world economies, and disrupt the orderly functioning of securities markets generally, which may negatively impact the Fund’s investments.

■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent, or any other party for a period of time or at all, which may have an adverse impact on the Index as well as the Fund and its shareholders. The potential risk of a continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments represented in the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

■	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because mid-capitalization companies are more mature and are subject to slower growth during economic expansion.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

■	Small-Capitalization Investing Risk. The Fund may invest in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to adverse economic developments as well as changes in interest rates, government regulation, borrowing costs, and earnings.

140 WisdomTree Trust Prospectus

■	Stock Connect Risk. The Fund’s ability to invest in China A-Shares through Stock Connect, or on such other stock exchanges in China that participate in Stock Connect from time to time or in the future, is subject to trading limits, rules and regulations by the applicable regulatory authority. These restrictions and regulations may adversely affect the Fund’s ability to achieve its investment objective. For example, daily quotas that limit the Fund’s maximum daily net purchases through Stock Connect may restrict the Fund’s ability to invest in A-Shares through Stock Connect on a timely basis. Investments through Stock Connect are also subject to trading, clearance and settlement procedures that are relatively untested in mainland China. Stock Connect only operates on days when both the People's Republic of China (“PRC”) and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. Accordingly, the Fund may be subject to price fluctuations at times when Stock Connect is not open for trading. Stock Exchange of Hong Kong Limited, Shanghai Stock Exchange, and Shenzhen Stock Exchange also reserve the right to suspend trading through Stock Connect, if necessary, to ensure an orderly and fair market and manage risks prudently. Halts may adversely affect the Fund’s access to the PRC market. A Fund will not benefit from the China Securities Investor Protection Fund in mainland China. That said, if a Fund suffers losses due to default matters of its securities brokers in Hong Kong in relation to the investment of China A-Shares through Stock Connect, it would be compensated by Hong Kong’s Investor Compensation Fund. Investing through Stock Connect is also premised on the proper functioning of operational systems maintained by each market participant and the connectivity of differing securities regimes and legal systems in the PRC and Hong Kong. Investments through Stock Connect are also governed by departmental regulations that have legal effect in the PRC but have not been tested in the PRC courts. Moreover, the current regulations are subject to change. There can be no assurance that Stock Connect will not be abolished. The Fund, which may invest in the PRC markets through Stock Connect, may be adversely affected as a result of such changes.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of the Index and the MSCI Emerging Markets Index, a broad-based securities market index intended to represent the overall emerging market equity market. Performance is also shown for the MSCI Emerging Markets Value Index, which more closely represents the investment exposure sought by the Fund. Index returns do not reflect deductions for fees, expenses, or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

The Fund’s year-to-date total return as of June 30, 2025 was 12.62%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	17.79%	4Q/2020
Lowest Return	(28.89)%	1Q/2020

WisdomTree Trust Prospectus 141

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2024

WisdomTree Emerging Markets High Dividend Fund	1 Year	5 Years	10 Years
Return Before Taxes Based on NAV	5.22%	3.76%	4.74%
Return After Taxes on Distributions	4.06%	2.30%	3.56%
Return After Taxes on Distributions and Sale of Fund Shares	4.06%	2.72%	3.62%
WisdomTree Emerging Markets High Dividend Index (Reflects no deduction for fees, expenses or taxes)	6.13%	4.75%	5.68%
MSCI Emerging Markets Value Index (Reflects no deduction for fees, expenses or taxes)	4.51%	1.96%	2.81%
MSCI Emerging Markets Index (Reflects no deduction for fees, expenses or taxes)	7.50%	1.70%	3.64%

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management serves as investment adviser to the Fund. Mellon Investments Corporation (the “Sub-Adviser”) serves as the investment sub-adviser to the Fund.

Portfolio Managers

The Fund is managed by the Sub-Adviser’s Equity Index Strategies Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are identified below.

Marlene Walker-Smith, a Senior Director and Chief Investment Officer, has been a portfolio manager of the Fund since October 2020.

David France, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Todd Frysinger, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Vlasta Sheremeta, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Michael Stoll, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Buying and Selling Fund Shares

The Fund is an ETF. This means that individual shares of the Fund are listed for trading on a national securities exchange, currently NYSE Arca, Inc. (the “Listing Exchange”), and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com/investments.

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.

142 WisdomTree Trust Prospectus

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

WisdomTree Trust Prospectus 143

WisdomTree Emerging Markets SmallCap Dividend Fund

Investment Objective

The WisdomTree Emerging Markets SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets SmallCap Dividend Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%[1]
Total Annual Fund Operating Expenses	0.58%[1]

[1]	Excludes non-recurring expenses associated with the collection of additional European Union tax reclaims resulting from European Court of Justice rulings in several court cases in certain countries across the European Union. If these expenses were included, “Other Expenses” would be 0.01% and “Total Annual Fund Operating Expenses” would be 0.59%.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 59	$ 186	$ 324	$ 726

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Fund’s Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole.

The Index is a modified capitalization-weighted index that is comprised of small cap common stocks selected from the WisdomTree Emerging Markets Dividend Index, which defines the dividend-paying universe of companies in emerging markets throughout the world. Companies included in the Index fall within the bottom 10% of total market capitalization of the WisdomTree Emerging Markets Dividend Index as of the annual screening date. If a company currently in the Index is no longer ranked in the bottom 10% of total market capitalization of the WisdomTree Emerging Markets Dividend Index at the time of the annual screening date but remains ranked within the bottom 13% of total market capitalization of the WisdomTree Emerging Markets Dividend Index, the company will remain in the Index. As of June 30, 2025, the Index had a market capitalization range from $143.0 million to $9.1 billion, with an average market capitalization of $1.7 billion. To be eligible for inclusion in the WisdomTree Emerging Markets Dividend Index, a company must meet the following key criteria as of the annual screening date: (i) positive earnings and payment of at least $5 million in gross cash dividends (i.e., total dividends paid including capital gains distributions and non-taxable distributions and without excluding taxes, fees and other expenses) on shares of common stock during the preceding annual cycle; (ii) market capitalization of at least $200 million; (iii) median daily dollar trading volume of at least $200,000 for each of the preceding six months; (iv) conduct its Primary Business Activities and list its shares on a securities exchange operating in one or more of the following 18 emerging market nations: Brazil, Chile, China, Czech Republic, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Philippines, Poland, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, and Turkey; and (v) trading of at least 250,000 shares per month for each of the preceding six months. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources. In addition, approximately 100 Chinese domestic listed companies that trade via Stock Connect and meet the Index’s eligibility criteria described above will be selected for inclusion based on the bottom 10% market capitalization cut-off. Stock Connect is a securities trading and clearing program designed to facilitate mutual stock market access between mainland China and Hong Kong.

144 WisdomTree Trust Prospectus

Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay a greater total dollar amount of dividends are more heavily weighted. On the Index’s annual screening date, the Index caps the weight of constituents exposed to any one country and any one sector (except for the real estate sector) at 25%. The weight of constituents exposed to the real estate sector is capped at 15%. The specified caps and thresholds described above are applied concurrently and in a manner designed to seek to minimize deviation from a constituent’s initial or intended weighting in the Index. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated pro rata among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector, country, or individual constituent in the Index may fluctuate above or below specified caps and thresholds between rebalance dates in response to market conditions.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2025, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Financials, Industrials, and Information Technology Sectors.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.

As of June 30, 2025, the equity securities of companies that conduct their Primary Business Activities in Taiwan comprised a significant portion (e.g., approximately 15% or more of the Index’s total weight) of the Index, although the Index’s geographic exposure may change from time to time. As a result, the Fund can be expected to also have significant exposure to Taiwan.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

WisdomTree Trust Prospectus 145

■	Small-Capitalization Investing Risk. The Fund invests primarily in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to adverse economic developments as well as changes in interest rates, government regulation, borrowing costs, and earnings.

■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to own or transfer currency, securities or other assets, which may potentially include derivative instruments related thereto. Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.

■	Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind its portfolio investments to obtain the cash needed to pay out redemption proceeds. This may cause the Fund to recognize capital gains that it might not have recognized if it had satisfied such redemption requests with securities held by the Fund (i.e., redeemed its shares in kind). As a result, the Fund may pay out higher annual capital gains distributions than a fund that redeems its shares in kind.

■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.

146 WisdomTree Trust Prospectus

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the Financials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Financials Sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These additional risks may make investments in the Fund more volatile and potentially less liquid than other types of investments. These risks are heightened because the Fund invests in companies domiciled in or otherwise tied to developing or emerging market countries.

■	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investments in Taiwan
The economy of Taiwan is heavily dependent on exports and key trading partners, including Japan, China, and the United States. Currency fluctuations, increasing competition from Asia’s other emerging economies, spending reductions by key trading partners, and conditions that weaken demand for Taiwan’s export products worldwide could have a negative impact on the Taiwanese economy as a whole. In addition, Taiwan lacks many natural resources, and, as such, price increases, shortages, or volatility in the commodities market could have an adverse effect on Taiwan’s economy. Concerns over Taiwan’s history of political contention and its current relationship with China also may have a significant impact on the economy of Taiwan.

■	Geopolitical Risk. Some countries and regions in which the Fund invests have and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility, have adverse long-term effects on the U.S. and world economies, and disrupt the orderly functioning of securities markets generally, which may negatively impact the Fund’s investments.

■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent, or any other party for a period of time or at all, which may have an adverse impact on the Index as well as the Fund and its shareholders. The potential risk of a continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the Industrials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Industrials Sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, rapid technological developments, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation.

WisdomTree Trust Prospectus 147

■	Information Technology Sector Risk. The Fund currently invests a significant portion of its assets in the Information Technology Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Information Technology Sector includes, for example, companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments, and semiconductors and related equipment and materials. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments represented in the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

148 WisdomTree Trust Prospectus

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of the Index and the MSCI Emerging Markets Index, a broad-based securities market index intended to represent the overall emerging market equity market. Performance is also shown for the MSCI Emerging Markets Small Cap Index, which more closely represents the investment exposure sought by the Fund. Index returns do not reflect deductions for fees, expenses, or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

The Fund’s year-to-date total return as of June 30, 2025 was 13.19%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	20.84%	2Q/2020
Lowest Return	(30.56)%	1Q/2020

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2024

WisdomTree Emerging Markets SmallCap Dividend Fund	1 Year	5 Years	10 Years
Return Before Taxes Based on NAV	2.13%	5.13%	5.25%
Return After Taxes on Distributions	1.64%	4.08%	4.28%
Return After Taxes on Distributions and Sale of Fund Shares	2.12%	3.90%	4.02%
WisdomTree Emerging Markets SmallCap Dividend Index (Reflects no deduction for fees, expenses or taxes)	2.53%	6.27%	6.34%
MSCI Emerging Markets Small Cap Index (Reflects no deduction for fees, expenses or taxes)	4.79%	8.56%	5.73%
MSCI Emerging Markets Index (Reflects no deduction for fees, expenses or taxes)	7.50%	1.70%	3.64%

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management serves as investment adviser to the Fund. Mellon Investments Corporation (the “Sub-Adviser”) serves as the investment sub-adviser to the Fund.

Portfolio Managers

The Fund is managed by the Sub-Adviser’s Equity Index Strategies Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are identified below.

WisdomTree Trust Prospectus 149

Marlene Walker-Smith, a Senior Director and Chief Investment Officer, has been a portfolio manager of the Fund since October 2020.

David France, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Todd Frysinger, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Vlasta Sheremeta, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Michael Stoll, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Buying and Selling Fund Shares

The Fund is an ETF. This means that individual shares of the Fund are listed for trading on a national securities exchange, currently NYSE Arca, Inc. (the “Listing Exchange”), and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com/investments.

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

150 WisdomTree Trust Prospectus

WisdomTree Emerging Markets Quality Dividend Growth Fund

Investment Objective

The WisdomTree Emerging Markets Quality Dividend Growth Fund (the “Fund”) seeks income and capital appreciation.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.32%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.32%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 33	$ 103	$ 180	$ 406

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Fund’s Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund is actively managed using a model-based approach and seeks to achieve its investment objective by investing primarily in emerging market dividend-paying common stocks with growth characteristics. The Fund’s investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) using a disciplined model-based process focused on a long-term approach to investing, seeks to identify dividend-paying companies with strong corporate profitability and sustainable growth characteristics. WisdomTree Asset Management believes screening equity securities by measures of corporate profitability, dividend sustainability, and long-term growth potential can improve the returns to traditional investment strategies focused on emerging market securities, while also continuing to provide a source for potential income. At a minimum, the Fund’s portfolio will be reconstituted and rebalanced annually, although a more active approach may be taken depending on such factors as market conditions and investment opportunities, and the number of holdings in the Fund may vary. The Fund’s portfolio may be actively traded in an attempt to achieve its investment objective, which may include frequent trading and may cause the Fund to have an increased portfolio turnover rate. Between rebalances, the Fund’s portfolio may temporarily include securities of companies that no longer meet the model’s investment criteria.

The Fund may invest in large-, mid-, and small-capitalization companies in any sector. As of June 30, 2025, companies in the Information Technology and Financials Sectors comprised a significant portion (e.g., approximately 15% or more) of the Fund’s assets; however, the Fund’s sector exposure may change from time to time.

WisdomTree Trust Prospectus 151

Currently, the Fund invests to a significant extent (e.g., approximately 15% or more) in the equity securities of companies domiciled in or otherwise tied to, and thus, has significant investment exposure to, India and Taiwan, although the Fund’s geographic exposure may change from time to time.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

■	Growth Investing Risk. Growth stocks, as a group, may be out of favor with the market and underperform value stocks or the overall equity market. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their prices are based heavily on the future expectations of the economy and the stock’s issuing company.

■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Active Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

■	Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to own or transfer currency, securities or other assets, which may potentially include derivative instruments related thereto. Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.

152 WisdomTree Trust Prospectus

■	Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind its portfolio investments to obtain the cash needed to pay out redemption proceeds. This may cause the Fund to recognize capital gains that it might not have recognized if it had satisfied such redemption requests with securities held by the Fund (i.e., redeemed its shares in kind). As a result, the Fund may pay out higher annual capital gains distributions than a fund that redeems its shares in kind.

■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the Financials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Financials Sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These additional risks may make investments in the Fund more volatile and potentially less liquid than other types of investments. These risks are heightened because the Fund invests in companies domiciled in or otherwise tied to developing or emerging market countries.

■	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investments in India
Political and economic conditions and changes in regulatory, tax, or economic policy in India could significantly affect the market in India and in surrounding or related countries and could have a negative impact on the Fund’s performance. While the Indian government has implemented economic structural reforms designed to liberalize many aspects of India’s economy, there can be no assurance that these policies will be successful or continue. The Indian economy may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. India is also subject to religious and social unrest as well as border disputes with neighboring countries such as Pakistan and China.

Investments in Taiwan
The economy of Taiwan is heavily dependent on exports and key trading partners, including Japan, China, and the United States. Currency fluctuations, increasing competition from Asia’s other emerging economies, spending reductions by key trading partners, and conditions that weaken demand for Taiwan’s export products worldwide could have a negative impact on the Taiwanese economy as a whole. In addition, Taiwan lacks many natural resources, and, as such, price increases, shortages, or volatility in the commodities market could have an adverse effect on Taiwan’s economy. Concerns over Taiwan’s history of political contention and its current relationship with China also may have a significant impact on the economy of Taiwan.

WisdomTree Trust Prospectus 153

■	Geopolitical Risk. Some countries and regions in which the Fund invests have and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility, have adverse long-term effects on the U.S. and world economies, and disrupt the orderly functioning of securities markets generally, which may negatively impact the Fund’s investments.

■	Information Technology Sector Risk. The Fund currently invests a significant portion of its assets in the Information Technology Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Information Technology Sector includes, for example, companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments, and semiconductors and related equipment and materials. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

■	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because mid-capitalization companies are more mature and are subject to slower growth during economic expansion.

■	Models and Data Risk. The Fund uses an investment model to implement its investment strategy. The Fund is subject to the risk that the investment model may not perform as intended, including because the model may not adequately take into consideration certain factors relevant to the Fund’s investment strategy, investments, or the market environment, contains design flaws or incorporates faulty assumptions, or is informed by inaccurate or incomplete data. Errors in the data, assumptions and/or the design of the model may occur from time to time and may not be identified and/or corrected by the Sub-Adviser (defined below) or the Adviser for a significant period or at all, which may magnify the adverse effect on the Fund of any investment decisions made in reliance on the erroneous model results. Any of these circumstances may lead to investment decisions or the inclusion or exclusion of securities that adversely affect the value of the Fund.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

■	Small-Capitalization Investing Risk. The Fund may invest in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to adverse economic developments as well as changes in interest rates, government regulation, borrowing costs, and earnings.

154 WisdomTree Trust Prospectus

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of the MSCI Emerging Markets Index, a broad-based securities market index intended to represent the overall emerging market equity market. Index returns do not reflect deductions for fees, expenses, or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

The Fund’s objective changed effective October 19, 2018. Prior to October 19, 2018, Fund performance reflects the investment objective of the Fund when it tracked the performance, before fees and expenses, of the WisdomTree Emerging Markets Quality Dividend Growth Index.

The Fund’s year-to-date total return as of June 30, 2025 was 10.67%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	18.39%	2Q/2020
Lowest Return	(25.57)%	1Q/2020

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2024

WisdomTree Emerging Markets Quality Dividend Growth Fund*	1 Year	5 Years	10 Years
Return Before Taxes Based on NAV	4.68%	1.91%	3.04%
Return After Taxes on Distributions	4.47%	1.36%	2.50%
Return After Taxes on Distributions and Sale of Fund Shares	3.35%	1.52%	2.41%
MSCI Emerging Markets Index (Reflects no deduction for fees, expenses or taxes)	7.50%	1.70%	3.64%

*	The Fund’s objective changed effective October 19, 2018. Prior to that date, the Fund sought to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets Quality Dividend Growth Index.

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management serves as investment adviser to the Fund. Mellon Investments Corporation (the “Sub-Adviser”) serves as the investment sub-adviser to the Fund.

WisdomTree Trust Prospectus 155

Portfolio Managers

The Fund is managed by the Sub-Adviser’s Equity Index Strategies Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are identified below.

Marlene Walker-Smith, a Senior Director and Chief Investment Officer, has been a portfolio manager of the Fund since October 2020.

David France, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Todd Frysinger, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Vlasta Sheremeta, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Michael Stoll, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Buying and Selling Fund Shares

The Fund is an ETF. This means that individual shares of the Fund are listed for trading on a national securities exchange, currently NASDAQ (the “Listing Exchange”), and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com/investments.

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

156 WisdomTree Trust Prospectus

WisdomTree Emerging Markets Multifactor Fund

Investment Objective

The WisdomTree Emerging Markets Multifactor Fund (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.48%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.48%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 49	$ 154	$ 269	$ 604

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Fund’s Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 124% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund is actively managed using a model-based approach and seeks to achieve its investment objective by investing primarily in equity securities of emerging markets that exhibit certain characteristics that the investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), believes to be indicative of positive future returns based on a model developed by WisdomTree Asset Management. WisdomTree Asset Management seeks to identify equity securities of emerging markets countries that have the highest potential for returns based on proprietary measures of fundamental factors, such as value and quality, and technical factors, such as momentum and correlation. WisdomTree Asset Management employs a quantitative model to identify which securities the Fund might purchase and sell and opportune times for purchases and sales. At a minimum, the Fund’s portfolio will be rebalanced quarterly according to WisdomTree Asset Management’s quantitative model, although a more active approach may be taken depending on such factors as market conditions and investment opportunities, and the number of holdings in the Fund may vary. Between rebalances, the Fund’s portfolio may temporarily include securities of companies that no longer meet the model’s investment criteria.

WisdomTree Asset Management seeks to manage the Fund’s currency risk by dynamically hedging currency fluctuations in the relative value of the applicable foreign currencies against the U.S. dollar, ranging from a 0% to 100% hedge. The hedge ratios on such foreign currencies are adjusted as frequently as weekly utilizing signals such as momentum, interest rate differentials, volatility, and cross-asset returns. The Fund uses forward currency contracts and/or futures contracts to the extent foreign currencies are hedged.

WisdomTree Trust Prospectus 157

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of emerging markets. The Fund generally expects to invest in large- and mid-capitalization companies, but the Fund may also invest in small-capitalization companies.

As of June 30, 2025, companies in the Information Technology and Financials Sectors comprised a significant portion (e.g., approximately 15% of more) of the Fund’s assets; however, the Fund’s sector exposure may change from time to time.

As of June 30, 2025, the Fund invested a significant portion (e.g., approximately 15% or more) of its assets in equity securities of companies that conduct their Primary Business Activities in India, Taiwan, and China, although the Fund’s geographic exposure may change from time to time.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Active Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

■	Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to own or transfer currency, securities or other assets, which may potentially include derivative instruments related thereto. Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.

158 WisdomTree Trust Prospectus

■	Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind its portfolio investments to obtain the cash needed to pay out redemption proceeds. This may cause the Fund to recognize capital gains that it might not have recognized if it had satisfied such redemption requests with securities held by the Fund (i.e., redeemed its shares in kind). As a result, the Fund may pay out higher annual capital gains distributions than a fund that redeems its shares in kind.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Derivatives Risk. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a currency or a commodity. Generally, derivatives are sophisticated investments that may pose risks that are different from or greater than those posed by investing directly in the underlying reference asset. For example, the return on a derivative instrument may not correlate with that of its underlying reference asset, and minimal requisite initial investments necessary to purchase derivatives positions may expose the Fund to losses in excess of those amounts. Derivatives also can be volatile and may be less liquid than other investments. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. The Fund may use currency forward contracts and/or currency futures contracts to implement its principal investment strategies. A forward currency contract is an agreement to buy or sell a specific currency on a future date at a set price thereby effectively locking in the exchange rate for the purchase or sale of that currency. Currency forward contracts are traded in the over-the-counter market and generally are not subject to initial or upfront margin requirements. As a result, currency forward contracts are particularly subject to counterparty credit risk, including that a counterparty may be unwilling or unable to meet its contractual obligations. A currency futures contract is an exchange-traded contract that provides for the future purchase or sale of a currency at a specified price of another currency. Currency futures contracts are subject to the risk of imperfect correlation between the movements in the price of the futures contract and the underlying currency.

■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the Financials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Financials Sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These additional risks may make investments in the Fund more volatile and potentially less liquid than other types of investments. These risks are heightened because the Fund invests in companies domiciled in or otherwise tied to developing or emerging market countries.

■	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

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Investments in China
China may be subject to considerable degrees of economic, political and social instability. The Chinese market remains a developing market and may be subject to significantly higher volatility in comparison to those of more developed markets. While the Chinese government has implemented economic and market reforms, the government continues to exert substantial influence over Chinese markets and the economy as a whole. Internal social unrest or confrontations with neighboring countries, including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations, including purchasing restrictions, sanctions, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers of securities in which the Fund invests. The Chinese economy may also experience slower growth if global or domestic demand for Chinese goods decreases significantly and/or key trading partners apply trade tariffs or implement other protectionist measures.

Investments in India
Political and economic conditions and changes in regulatory, tax, or economic policy in India could significantly affect the market in India and in surrounding or related countries and could have a negative impact on the Fund’s performance. While the Indian government has implemented economic structural reforms designed to liberalize many aspects of India’s economy, there can be no assurance that these policies will be successful or continue. The Indian economy may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. India is also subject to religious and social unrest as well as border disputes with neighboring countries such as Pakistan and China.

Investments in Taiwan
The economy of Taiwan is heavily dependent on exports and key trading partners, including Japan, China, and the United States. Currency fluctuations, increasing competition from Asia’s other emerging economies, spending reductions by key trading partners, and conditions that weaken demand for Taiwan’s export products worldwide could have a negative impact on the Taiwanese economy as a whole. In addition, Taiwan lacks many natural resources, and, as such, price increases, shortages, or volatility in the commodities market could have an adverse effect on Taiwan’s economy. Concerns over Taiwan’s history of political contention and its current relationship with China also may have a significant impact on the economy of Taiwan.

■	Geopolitical Risk. Some countries and regions in which the Fund invests have and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility, have adverse long-term effects on the U.S. and world economies, and disrupt the orderly functioning of securities markets generally, which may negatively impact the Fund’s investments.

■	Hedging Risk. Derivatives used by the Fund to offset its exposure to foreign currencies may not perform as intended for a variety of reasons, including a lack of correlation between the derivative and the underlying currency. There can be no assurance that the Fund’s dynamic hedging strategy or hedging transactions will be effective. The value of an investment in the Fund could be significantly and adversely affected if (i) the value of foreign currencies being hedged by the Fund appreciate relative to the U.S. dollar at the same time the value of the Fund's equity holdings depreciate, or (ii) the Fund’s derivatives are unsuccessful in offsetting a significant portion of the Fund’s exposure to such foreign securities.

■	Information Technology Sector Risk. The Fund currently invests a significant portion of its assets in the Information Technology Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Information Technology Sector includes, for example, companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments, and semiconductors and related equipment and materials. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

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■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

■	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because mid-capitalization companies are more mature and are subject to slower growth during economic expansion.

■	Models and Data Risk. The Fund uses an investment model to implement its investment strategy. The Fund is subject to the risk that the investment model may not perform as intended, including because the model may not adequately take into consideration certain factors relevant to the Fund’s investment strategy, investments, or the market environment, contains design flaws or incorporates faulty assumptions, or is informed by inaccurate or incomplete data. Errors in the data, assumptions and/or the design of the model may occur from time to time and may not be identified and/or corrected by the Sub-Adviser (defined below) or the Adviser for a significant period or at all, which may magnify the adverse effect on the Fund of any investment decisions made in reliance on the erroneous model results. Any of these circumstances may lead to investment decisions or the inclusion or exclusion of securities that adversely affect the value of the Fund.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

■	Portfolio Turnover Risk. The Fund’s investment strategy may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher transaction costs and the distribution of additional capital gains, which may generate greater tax liabilities for shareholders who hold the shares in taxable accounts. Increased transaction costs and distributions of capital gains may negatively affect the Fund’s performance.

■	Small-Capitalization Investing Risk. The Fund may invest in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to adverse economic developments as well as changes in interest rates, government regulation, borrowing costs, and earnings.

■	Value Investing Risk. Value stocks, as a group, may be out of favor with the market and underperform growth stocks or the overall equity market. Value investing focuses on companies whose stocks appear undervalued, but value stocks may not realize their perceived intrinsic value for extended periods of time or may never realize their perceived intrinsic value.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of the MSCI Emerging Markets Index, a broad-based securities market index intended to represent the overall emerging market equity market. Index returns do not reflect deductions for fees, expenses, or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

WisdomTree Trust Prospectus 161

The Fund’s year-to-date total return as of June 30, 2025 was 8.88%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	15.20%	2Q/2020
Lowest Return	(21.41)%	1Q/2020

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2024

WisdomTree Emerging Markets Multifactor Fund	1 Year	5 Years	Since Inception August 10, 2018
Return Before Taxes Based on NAV	9.39%	5.60%	3.56%
Return After Taxes on Distributions	9.23%	5.38%	3.28%
Return After Taxes on Distributions and Sale of Fund Shares	5.98%	4.64%	2.97%
MSCI Emerging Markets Index (Reflects no deduction for fees, expenses or taxes)	7.50%	1.70%	2.62%

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management serves as investment adviser to the Fund. Mellon Investments Corporation (the “Sub-Adviser”) serves as the investment sub-adviser to the Fund.

Portfolio Managers

The Fund is managed by the Sub-Adviser’s Equity Index Strategies Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are identified below.

Marlene Walker-Smith, a Senior Director and Chief Investment Officer, has been a portfolio manager of the Fund since October 2020.

David France, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Todd Frysinger, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Vlasta Sheremeta, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

162 WisdomTree Trust Prospectus

Michael Stoll, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Buying and Selling Fund Shares

The Fund is an ETF. This means that individual shares of the Fund are listed for trading on a national securities exchange, currently NYSE Arca, Inc. (the “Listing Exchange”), and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com/investments.

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

WisdomTree Trust Prospectus 163

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund

Investment Objective

The WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets ex-State-Owned Enterprises Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.32%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%[1]
Total Annual Fund Operating Expenses	0.32%[1]

[1]	Excludes non-recurring expenses associated with the collection of additional European Union tax reclaims resulting from European Court of Justice rulings in several court cases in certain countries across the European Union. If these expenses were included, “Other Expenses” would be 0.01% and “Total Annual Fund Operating Expenses” would be 0.33%.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 33	$ 103	$ 180	$ 406

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Fund’s Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole.

The Index is a modified float-adjusted market cap weighted index that consists of common stocks in emerging markets, excluding common stocks of “state-owned enterprises.” WisdomTree, Inc. (“WisdomTree”), as Index Provider, defines state-owned enterprises as companies with over 20% government ownership. The starting universe for the Index (the “pre-screening universe”) includes companies that: (i) conduct their Primary Business Activities and list its shares on a securities exchange operating in one or more of the following emerging market countries: Argentina, Brazil, Chile, China, Czech Republic, Hungary, India, Indonesia, Korea, Malaysia, Mexico, the Philippines, Poland, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, or Turkey; (ii) have a float-adjusted market capitalization of at least $1 billion as of the screening date (“float-adjusted” means that the share amounts reflect only shares available to investors); (iii) have a median daily dollar trading volume of at least $100,000 for the three months preceding the screening date; and (iv) trade at least 250,000 shares per month or $25 million notional for each of the six months preceding the screening date. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources. The Index is comprised of the companies in the pre-screening universe that are not state-owned enterprises as of the annual screening date.

164 WisdomTree Trust Prospectus

Securities are weighted in the Index based on a modified market cap weighting scheme that adjusts the weight of Index securities from each country to approximate the weight of securities from that country in the pre-screening universe (excluding any domestic listed Chinese securities). The weight of Index securities from a single country, however, will not be multiplied by a factor greater than three. After applying the foregoing country weight adjustment, should any sector have a weight that is 3% higher or lower than its pre-screening universe sector weight, such sector’s weight will be adjusted by a factor so that the sector’s weight is 3% higher or lower, respectively, than its pre-screening universe weight. Companies that are not state-owned, but are incorporated within countries that have relatively high government ownership among initial screening constituents, could potentially see higher weights than they would under a normal market cap weighting scheme. Companies that are not state-owned, but are incorporated within countries that have relatively low government ownership among initial screening constituents, could potentially see lower weights than they would under a normal market cap weighting scheme. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its market capitalization and trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated pro rata among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector or individual constituent in the Index may fluctuate above or below specified caps and thresholds between rebalance dates in response to market conditions.

WisdomTree, the Index Provider and parent company of WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2025, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Information Technology, Financials, and Consumer Discretionary Sectors.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.

As of June 30, 2025, the equity securities of companies that conduct their Primary Business Activities in India, Taiwan, and China comprised a significant portion (e.g., approximately 15% or more of the Index’s total weight) of the Index, although the Index’s geographic exposure may change from time to time. As a result, the Fund can be expected to also have significant exposure to these countries and/or regions.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

WisdomTree Trust Prospectus 165

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to own or transfer currency, securities or other assets, which may potentially include derivative instruments related thereto. Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.

■	Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind its portfolio investments to obtain the cash needed to pay out redemption proceeds. This may cause the Fund to recognize capital gains that it might not have recognized if it had satisfied such redemption requests with securities held by the Fund (i.e., redeemed its shares in kind). As a result, the Fund may pay out higher annual capital gains distributions than a fund that redeems its shares in kind.

■	Consumer Discretionary Sector Risk. The Fund currently invests a significant portion of its assets in the Consumer Discretionary Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Consumer Discretionary Sector includes, for example, automobile, textile and retail companies, as well as hotels, restaurants and other leisure facilities. This sector can be significantly affected by, among other things, changes in domestic and international economies, exchange and interest rates, economic growth, worldwide demand, supply chain constraints, social trends, consumers’ disposable income levels, and propensity to spend.

■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

166 WisdomTree Trust Prospectus

■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the Financials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Financials Sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These additional risks may make investments in the Fund more volatile and potentially less liquid than other types of investments. These risks are heightened because the Fund invests in companies domiciled in or otherwise tied to developing or emerging market countries.

■	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investments in China
Although the Chinese economy has grown rapidly during recent years and the Chinese government has implemented significant economic reforms to liberalize trade policy, promote foreign investment, and reduce government control of the economy, there can be no guarantee that economic growth or these reforms will continue. The Chinese economy may also experience a decline in its growth rate if global or domestic demand for Chinese goods decreases significantly and/or key trading partners apply trade tariffs or implement other protectionist measures, including measures implemented in connection with ongoing tensions between China and the United States. The Chinese economy is susceptible to rising rates of inflation, economic recession, market inefficiency, volatility, and pricing anomalies that may be connected to governmental influence, a lack of publicly-available information and/or political and social instability. The government of China maintains strict currency controls in order to achieve economic, trade and political objectives and regularly intervenes in the currency market. The Chinese government also plays a major role in the country’s economic policies regarding foreign investments. Foreign investors are subject to the risk of loss from expropriation or nationalization of their investment assets and property, governmental restrictions on foreign investments, and the repatriation of capital invested. These risks to foreign investors may impact the ability of the Fund to track the Index, which is not subject to such restrictions. If the Fund is no longer able to seek to track the yield and price performance of the Index, the Fund will consider all options available to it including possibly changing the Index, the performance of which it seeks to track, or its investment objective. These risks may be exacerbated by actions by the U.S. government, such as the recent delisting from U.S. national securities exchanges of certain Chinese companies. The Chinese government also may intervene or seek to control the operations, structure, or ownership of Chinese companies, including with respect to foreign investors of such companies. For example, the Fund may invest to a significant extent in variable interest entity (“VIE”) structures. VIE structures can vary, but generally consist of a U.S.-listed company with contractual arrangements, through one or more wholly-owned special purpose vehicles, with a Chinese company that ultimately provides the U.S.-listed company with contractual rights to exercise control over and obtain economic benefits from the Chinese company. The VIE structure enables foreign investors, such as the Fund, to obtain investment exposure similar to that of an equity owner in a Chinese company in situations in which the Chinese government has restricted or prohibited the ownership of such company by foreign investors. As a result, an investment in a VIE structure subjects the Fund to the risks associated with the underlying Chinese company. Intervention by the Chinese government into the operation or ownership of VIE structures could significantly and adversely affect the Chinese company’s performance and thus, the value of the Fund’s investment in the VIE, as well as the enforceability of the VIE’s contractual arrangements with the underlying Chinese company. In the event of such an occurrence, the Fund, as a foreign investor, may have little or no legal recourse. The Fund’s investment in a VIE structure is also subject to the risk that the underlying Chinese company (or its officers, directors, or Chinese equity owners) may breach its contractual arrangements with the other entities in the VIE structure, or Chinese law changes in a way that adversely affects the enforceability of these arrangements, or those contracts are otherwise not enforceable under Chinese law, in which case the Fund may suffer significant losses on its VIE investments with little or no recourse available. The regulatory requirements applicable to Chinese companies, including accounting standards and auditor oversight, generally are not comparable to those applicable to U.S. companies or companies organized and operating in more developed countries. As a result, information about the Chinese companies in which the Fund invests may be less reliable or incomplete. The lack of available information may be a significant obstacle to pursuing investigations into or litigation against Chinese companies, and as a shareholder, the Fund may have limited legal remedies. The Chinese securities markets are subject to more frequent trading halts and low trading volume, resulting in substantially less liquidity and greater price volatility. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.

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Investments in India
Political and economic conditions and changes in regulatory, tax, or economic policy in India could significantly affect the market in India and in surrounding or related countries and could have a negative impact on the Fund’s performance. While the Indian government has implemented economic structural reforms designed to liberalize many aspects of India’s economy, there can be no assurance that these policies will be successful or continue. The Indian economy may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. India is also subject to religious and social unrest as well as border disputes with neighboring countries such as Pakistan and China.

Investments in Taiwan
The economy of Taiwan is heavily dependent on exports and key trading partners, including Japan, China, and the United States. Currency fluctuations, increasing competition from Asia’s other emerging economies, spending reductions by key trading partners, and conditions that weaken demand for Taiwan’s export products worldwide could have a negative impact on the Taiwanese economy as a whole. In addition, Taiwan lacks many natural resources, and, as such, price increases, shortages, or volatility in the commodities market could have an adverse effect on Taiwan’s economy. Concerns over Taiwan’s history of political contention and its current relationship with China also may have a significant impact on the economy of Taiwan.

■	Geopolitical Risk. Some countries and regions in which the Fund invests have and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility, have adverse long-term effects on the U.S. and world economies, and disrupt the orderly functioning of securities markets generally, which may negatively impact the Fund’s investments.

■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent, or any other party for a period of time or at all, which may have an adverse impact on the Index as well as the Fund and its shareholders. The potential risk of a continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Information Technology Sector Risk. The Fund currently invests a significant portion of its assets in the Information Technology Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Information Technology Sector includes, for example, companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments, and semiconductors and related equipment and materials. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments represented in the Index.

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■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

■	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because mid-capitalization companies are more mature and are subject to slower growth during economic expansion.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of the Index and the MSCI Emerging Markets Index, a broad-based securities market index intended to represent the overall emerging market equity market. Index returns do not reflect deductions for fees, expenses, or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

The Fund’s year-to-date total return as of June 30, 2025 was 12.23%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	22.86%	2Q/2020
Lowest Return	(21.32)%	1Q/2020

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After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2024

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund	1 Year	5 Years	10 Years
Return Before Taxes Based on NAV	7.46%	1.44%	4.12%
Return After Taxes on Distributions	7.36%	1.19%	3.83%
Return After Taxes on Distributions and Sale of Fund Shares	4.94%	1.24%	3.36%
WisdomTree Emerging Markets ex-State-Owned Enterprises Index (Reflects no deduction for fees, expenses or taxes)	7.84%	2.09%	4.98%
MSCI Emerging Markets Index (Reflects no deduction for fees, expenses or taxes)	7.50%	1.70%	3.64%

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management serves as investment adviser to the Fund. Mellon Investments Corporation (the “Sub-Adviser”) serves as the investment sub-adviser to the Fund.

Portfolio Managers

The Fund is managed by the Sub-Adviser’s Equity Index Strategies Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are identified below.

Marlene Walker-Smith, a Senior Director and Chief Investment Officer, has been a portfolio manager of the Fund since October 2020.

David France, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Todd Frysinger, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Vlasta Sheremeta, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Michael Stoll, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Buying and Selling Fund Shares

The Fund is an ETF. This means that individual shares of the Fund are listed for trading on a national securities exchange, currently NYSE Arca, Inc. (the “Listing Exchange”), and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com/investments.

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.

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Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

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WisdomTree India Earnings Fund

Investment Objective

The WisdomTree India Earnings Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree India Earnings Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.83%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.01%[1]
Total Annual Fund Operating Expenses	0.84%

[1]	Primarily consists of interest expense associated with a short-term loan from a U.S. bank used to facilitate the Fund’s rebalances.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 86	$ 268	$ 466	$ 1,037

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Fund’s Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole.

The Index is a modified capitalization-weighted index that is comprised of companies incorporated and traded in India that are profitable and that are eligible to be purchased by foreign investors. The Index is based on a rules-based methodology overseen and implemented by the WisdomTree India Index Committee. The Index is reconstituted annually. To be eligible for inclusion in the Index, a company must meet the following key criteria prior to the Index’s annual reconstitution: (i) incorporation within India; (ii) listing on a major Indian stock exchange; (iii) earnings of at least $5 million during the preceding 12 months; (iv) market capitalization of at least $200 million; (v) trading of at least 250,000 shares per month for each of the preceding six months; (vi) median daily dollar trading volume of at least $200,000 for each of the preceding six months; and (vii) price to earnings ratio of at least two.

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The initial weight of a constituent in the Index is based on reported net income in the most recent 12 months prior to the annual Index reconstitution date. The reported net income number is then multiplied by a second factor, with the product being known as the “Earnings Factor.” Companies are weighted by the proportion of each individual earnings factor relative to the sum of all earnings factors within the WisdomTree India Earnings Index. On the Index’s annual screening date, the Index caps the weight of constituents exposed to any one sector at 25%. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated pro rata among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector or individual constituent in the Index may fluctuate above or below specified caps and thresholds between rebalance dates in response to market conditions.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2025, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Financials and Energy Sectors.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.

The Fund may gain exposure to Indian equity securities, in part, through investments in a subsidiary organized in the Republic of Mauritius, the WisdomTree India Investment Portfolio, Inc. (the “WisdomTree Subsidiary”). The WisdomTree Subsidiary is wholly owned and controlled by the Fund. Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the WisdomTree Subsidiary.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Geographic Concentration in India Risk. Because the Fund invests primarily in the securities of companies in India, it will be impacted by events or conditions affecting India. Political and economic conditions and changes in regulatory, tax, or economic policy in India could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance. The Indian economy may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The Indian government has exercised and continues to exercise significant influence over many aspects of the economy, and the number of public sector enterprises in India is substantial. Accordingly, Indian government actions in the future could have a significant effect on the Indian economy. With the exception of the economic downturn in 2020, over the last several years, the Indian economy has experienced generally sustained growth. There are no guarantees this will continue. While the Indian government has implemented economic structural reforms with the objective of liberalizing India’s exchange and trade policies, reducing the fiscal deficit, controlling inflation, promoting a sound monetary policy, reforming the financials sector, and placing greater reliance on market mechanisms to direct economic activity, there can be no assurance that these policies will continue or that the economic recovery will be sustained. Religious and border disputes persist in India. In addition, India has experienced civil unrest and hostilities with neighboring countries such as Pakistan and China. The Indian government has confronted separatist movements in several Indian states. Investment and repatriation restrictions in India may impact the ability of the Fund to track the Index, which is not subject to such restrictions. If the Fund is no longer able to seek to track the yield and price performance of the Index, the Fund will consider all options available to it, including possibly changing the Index, the performance of which it seeks to track, or its investment objective. Each of the factors described above could have a negative impact on the Fund’s performance and increase the volatility of the Fund.

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■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to own or transfer currency, securities or other assets, which may potentially include derivative instruments related thereto. Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.

■	Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind its portfolio investments to obtain the cash needed to pay out redemption proceeds. This may cause the Fund to recognize capital gains that it might not have recognized if it had satisfied such redemption requests with securities held by the Fund (i.e., redeemed its shares in kind). As a result, the Fund may pay out higher annual capital gains distributions than a fund that redeems its shares in kind.

■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of Indian rupee will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

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■	Energy Sector Risk. The Fund currently invests a significant portion of its assets in the Energy Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Energy Sector includes, for example, companies engaged in exploration, production, refining, marketing, storage, and transportation of oil, gas, coal, and consumable fuels as well as related equipment and services. This sector can be significantly affected by, among other things, worldwide economic growth, worldwide demand, political instability in the Middle East, eastern Europe or other oil or gas producing regions, and volatile oil prices.

■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the Financials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Financials Sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These additional risks may make investments in the Fund more volatile and potentially less liquid than other types of investments. These risks are heightened because the Fund invests in companies domiciled in or otherwise tied to developing or emerging market countries.

■	Geopolitical Risk. India has and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility, have adverse long-term effects on India and world economies, and disrupt the orderly functioning of securities markets generally, which may negatively impact the Fund’s investments.

■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent, or any other party for a period of time or at all, which may have an adverse impact on the Index as well as the Fund and its shareholders. The potential risk of a continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments represented in the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

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■	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because mid-capitalization companies are more mature and are subject to slower growth during economic expansion.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

■	Subsidiary Investment Risk. Changes in the laws of India and/or the Republic of Mauritius could result in the inability of the WisdomTree Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

■	Tax Risk in India. The Double Taxation Avoidance Agreement between India and Mauritius (“tax treaty”) was re-negotiated and amended by way of a protocol (“2016 Protocol”). Under the 2016 Protocol, capital gains on the sale of Indian shares purchased by Mauritius entities on or after April 1, 2017, are subject to capital gains tax in India. The applicability to the WisdomTree Subsidiary or the Fund of the 2016 Protocol or the resident qualification requirements established by Mauritius, could result in the imposition of various taxes on the WisdomTree Subsidiary or the Fund by India, which could reduce the return to the Fund on its investments.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of the Index and the MSCI India Index, a broad-based securities market index intended to represent the overall Indian equity market. Index returns do not reflect deductions for fees, expenses, or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

The Fund’s year-to-date total return as of June 30, 2025 was 4.14%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	24.79%	4Q/2020
Lowest Return	(34.88)%	1Q/2020

176 WisdomTree Trust Prospectus

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2024

WisdomTree India Earnings Fund	1 Year	5 Years	10 Years
Return Before Taxes Based on NAV	11.11%	14.87%	8.99%
Return After Taxes on Distributions	11.60%	15.17%	8.99%
Return After Taxes on Distributions and Sale of Fund Shares	7.18%	12.66%	7.65%
WisdomTree India Earnings Index (Reflects no deduction for fees, expenses or taxes)	14.35%	18.33%	11.14%
MSCI India Index (Reflects no deduction for fees, expenses or taxes)	11.22%	12.52%	8.73%

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management serves as investment adviser to the Fund. Mellon Investments Corporation (the “Sub-Adviser”) serves as the investment sub-adviser to the Fund.

Portfolio Managers

The Fund is managed by the Sub-Adviser’s Equity Index Strategies Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are identified below.

Marlene Walker-Smith, a Senior Director and Chief Investment Officer, has been a portfolio manager of the Fund since October 2020.

David France, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Todd Frysinger, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Vlasta Sheremeta, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Michael Stoll, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Buying and Selling Fund Shares

The Fund is an ETF. This means that individual shares of the Fund are listed for trading on a national securities exchange, currently NYSE Arca, Inc. (the “Listing Exchange”), and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com/investments.

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units solely in exchange for U.S. cash.

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Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

178 WisdomTree Trust Prospectus

WisdomTree China ex-State-Owned Enterprises Fund

Investment Objective

The WisdomTree China ex-State-Owned Enterprises Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree China ex-State-Owned Enterprises Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.32%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.32%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 33	$ 103	$ 180	$ 406

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Fund’s Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole.

The Index is a modified float-adjusted market cap weighted index that consists of common stocks in China, excluding common stocks of “state-owned enterprises.” WisdomTree, Inc. (“WisdomTree”), as Index Provider, defines state-owned enterprises as companies with over 20% government ownership. The Index consists of companies that: (i) conduct their Primary Business Activities in China and list their shares on the Hong Kong stock exchange or on a U.S. securities exchange; (ii) have a float-adjusted market capitalization of at least $1 billion as of the annual screening date (“float-adjusted” means that the share amounts reflect only shares available to investors); (iii) have a median daily dollar trading volume of at least $100,000 for the three months preceding the annual screening date; (iv) trade at least 250,000 shares per month or $25 million notional for each of the six months preceding the annual screening date; and (v) are not state-owned enterprises as of the annual screening date. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources.

WisdomTree Trust Prospectus 179

The Index also includes the 100 largest companies by float-adjusted market capitalization that have their Primary Business Activities in mainland China, listed and traded on the Shanghai Stock Exchange (“SSE”) or Shenzhen Stock Exchange (“SZSE”) via the Shanghai-Hong Kong or Shenzhen-Hong Kong Stock Connect (“Stock Connect”) programs in Chinese renminbi (“A-Shares”) and meet the Index’s eligibility criteria described above. Stock Connect is a securities trading and clearing linked program between either SSE or SZSE, and the Stock Exchange of Hong Kong Limited (“SEHK”), Hong Kong Securities Clearing Company Limited (“HKSCC”), and China Securities Depository and Clearing Corporation Limited (“ChinaClear”), with an aim to achieve mutual stock market access between the People’s Republic of China (“PRC”) and Hong Kong. The maximum weight of China A-Shares in the Index, at the time of the Index’s annual screening date, is capped at 33%; however, the weight of China A-Shares in the Index may fluctuate above the cap in response to market conditions and/or the application of volume factor adjustments, as described below.

Securities are weighted in the Index based on float-adjusted market capitalization, as modified pursuant to certain limitations set forth below. On the Index’s annual screening date, the maximum weight of any security in the Index is capped at 10%, and the Index caps the weight of constituents exposed to any one sector at 30%. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated pro rata among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector or individual constituent in the Index may fluctuate above or below specified caps and thresholds between rebalance dates in response to market conditions.

WisdomTree, the Index Provider and parent company of WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2025, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Consumer Discretionary and Communication Services Sectors.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

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■	Geographic Concentration in China Risk. Because the Fund concentrates its investments in China, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within China and to be more volatile than the performance of more geographically diversified funds. Although the Chinese economy has grown rapidly during recent years and the Chinese government has implemented significant economic reforms to liberalize trade policy, promote foreign investment, and reduce government control of the economy, there can be no guarantee that economic growth or these reforms will continue. The Chinese economy may also experience slower growth if global or domestic demand for Chinese goods decreases significantly and/or key trading partners apply trade tariffs or implement other protectionist measures. The Chinese economy is also susceptible to rising rates of inflation, economic recession, market inefficiency, volatility, and pricing anomalies that may be connected to governmental influence, a lack of publicly-available information and/or political and social instability. The government of China maintains strict currency controls in order to achieve economic, trade and political objectives and regularly intervenes in the currency market. The Chinese government also plays a major role in the country’s economic policies regarding foreign investments. Foreign investors are subject to the risk of loss from expropriation or nationalization of their investment assets and property, governmental restrictions on foreign investments and the repatriation of capital invested. These risks to foreign investors may impact the ability of the Fund to track the Index, which is not subject to such restrictions. If the Fund is no longer able to seek to track the yield and price performance of the Index, the Fund will consider all options available to it, including possibly changing the Index, the performance of which it seeks to track, or its investment objective. The Chinese government also may intervene or seek to control the operations, structure, or ownership of Chinese companies, including with respect to foreign investors of such companies. For example, the Fund may invest to a significant extent in variable interest entity (“VIE”) structures. VIE structures can vary, but generally consist of a U.S.-listed company with contractual arrangements, through one or more wholly-owned special purpose vehicles, with a Chinese company that ultimately provides the U.S.-listed company with contractual rights to exercise control over and obtain economic benefits from the Chinese company. The VIE structure enables foreign investors, such as the Fund, to obtain investment exposure similar to that of an equity owner in a Chinese company in situations in which the Chinese government has restricted or prohibited the ownership of such company by foreign investors. As a result, an investment in a VIE structure subjects the Fund to the risks associated with the underlying Chinese company. Intervention by the Chinese government into the operation or ownership of VIE structures could significantly and adversely affect the Chinese company’s performance and thus, the value of the Fund’s investment in the VIE, as well as the enforceability of the VIE’s contractual arrangements with the underlying Chinese company. In the event of such an occurrence, the Fund, as a foreign investor, may have little or no legal recourse. The Fund’s investment in a VIE structure is also subject to the risk that the underlying Chinese company (or its officers, directors, or Chinese equity owners) may breach its contractual arrangements with the other entities in the VIE structure, or Chinese law changes in a way that adversely affects the enforceability of these arrangements, or those contracts are otherwise not enforceable under Chinese law, in which case the Fund may suffer significant losses on its VIE investments with little or no recourse available. The regulatory requirements applicable to Chinese companies, including accounting standards and auditor oversight, generally are not comparable to those applicable to U.S. companies or companies organized and operating in more developed countries. As a result, information about the Chinese companies in which the Fund invests may be less reliable or incomplete. The lack of available information may be a significant obstacle to pursuing investigations into or litigation against Chinese companies, and as a shareholder, the Fund may have limited legal remedies. The Chinese securities markets are subject to more frequent trading halts and low trading volume, resulting in substantially less liquidity and greater price volatility. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to own or transfer currency, securities or other assets, which may potentially include derivative instruments related thereto. Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.

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■	Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind its portfolio investments to obtain the cash needed to pay out redemption proceeds. This may cause the Fund to recognize capital gains that it might not have recognized if it had satisfied such redemption requests with securities held by the Fund (i.e., redeemed its shares in kind). As a result, the Fund may pay out higher annual capital gains distributions than a fund that redeems its shares in kind.

■	Communication Services Sector Risk. The Fund currently invests a significant portion of its assets in the Communication Services Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Communication Services Sector consists of companies that facilitate communication and offer content and information through various types of media. These companies include, for example, telecom companies, such as wireless and fixed-line telecommunications service providers, media companies, such as broadcasters, advertisers, publishers, cable and satellite companies, and companies in the movie industry, and other companies that provide internet software, on-line services, social media platforms, video games, and digital entertainment. This sector can be significantly affected by, among other things, government intervention and regulation, technological innovations that make existing products and services obsolete, and consumer demand.

■	Consumer Discretionary Sector Risk. The Fund currently invests a significant portion of its assets in the Consumer Discretionary Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Consumer Discretionary Sector includes, for example, automobile, textile and retail companies, as well as hotels, restaurants and other leisure facilities. This sector can be significantly affected by, among other things, changes in domestic and international economies, exchange and interest rates, economic growth, worldwide demand, supply chain constraints, social trends, consumers’ disposable income levels, and propensity to spend.

■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of Hong Kong dollars will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These additional risks may make investments in the Fund more volatile and potentially less liquid than other types of investments. These risks are heightened because the Fund invests in companies domiciled in or otherwise tied to developing or emerging market countries.

182 WisdomTree Trust Prospectus

■	Geopolitical Risk. China has and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility, have adverse long-term effects on China and world economies, and disrupt the orderly functioning of securities markets generally, which may negatively impact the Fund’s investments.

■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent, or any other party for a period of time or at all, which may have an adverse impact on the Index as well as the Fund and its shareholders. The potential risk of a continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments represented in the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

■	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because mid-capitalization companies are more mature and are subject to slower growth during economic expansion.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

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■	Stock Connect Risk. The Fund’s ability to invest in China A-Shares through Stock Connect, or on such other stock exchanges in China that participate in Stock Connect from time to time or in the future, is subject to trading limits, rules and regulations by the applicable regulatory authority. These restrictions and regulations may adversely affect the Fund’s ability to achieve its investment objective. For example, daily quotas that limit the Fund’s maximum daily net purchases through Stock Connect may restrict the Fund’s ability to invest in A-Shares through Stock Connect on a timely basis. Investments through Stock Connect are also subject to trading, clearance and settlement procedures that are relatively untested in mainland China. Stock Connect only operates on days when both the PRC and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. Accordingly, the Fund may be subject to price fluctuations at times when Stock Connect is not open for trading. SEHK, SSE and SZSE also reserve the right to suspend trading through Stock Connect, if necessary, to ensure an orderly and fair market and manage risks prudently. Halts may adversely affect the Fund’s access to the PRC market. A Fund will not benefit from the China Securities Investor Protection Fund in mainland China. That said, if a Fund suffers losses due to default matters of its securities brokers in Hong Kong in relation to the investment of China A-Shares through Stock Connect, it would be compensated by Hong Kong’s Investor Compensation Fund. Investing through Stock Connect is also premised on the proper functioning of operational systems maintained by each market participant and the connectivity of differing securities regimes and legal systems in the PRC and Hong Kong. Investments through Stock Connect are also governed by departmental regulations that have legal effect in the PRC but have not been tested in the PRC courts. Moreover, the current regulations are subject to change. There can be no assurance that Stock Connect will not be abolished. The Fund, which may invest in the PRC markets through Stock Connect, may be adversely affected as a result of such changes.

■	Tax Risk in China. Uncertainties in PRC tax rules governing taxation of income and gains from investments in A-Shares could result in unexpected tax liabilities for the Fund. The Fund’s investments in securities, including A-Shares, issued by PRC companies may cause the Fund to become subject to withholding and other taxes imposed by the PRC.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of the Index and the MSCI China Index, a broad-based securities market index intended to represent the overall Chinese equity market. Index returns do not reflect deductions for fees, expenses, or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

The Fund’s name and objective changed effective July 1, 2015. Fund performance prior to July 1, 2015 reflects the investment objective and style of the Fund when it was the WisdomTree China Dividend ex-Financials Fund, and tracked the performance of the WisdomTree China Dividend ex-Financials Index.

The Fund’s year-to-date total return as of June 30, 2025 was 14.75%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	28.71%	3Q/2024
Lowest Return	(25.03)%	3Q/2022

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

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Average Annual Total Returns for the periods ending December 31, 2024

WisdomTree China ex-State-Owned Enterprises Fund*	1 Year	5 Years	10 Years
Return Before Taxes Based on NAV	9.59%	(4.95)%	2.84%
Return After Taxes on Distributions	9.09%	(5.27)%	2.47%
Return After Taxes on Distributions and Sale of Fund Shares	5.94%	(3.67)%	2.19%
WisdomTree China Dividend ex-Financials/China ex-State-Owned Enterprises Spliced Index** (Reflects no deduction for fees, expenses or taxes)	9.98%	(4.66)%	3.13%
MSCI China Index (Reflects no deduction for fees, expenses or taxes)	19.42%	(3.44)%	1.88%

*	The Fund’s objective changed effective July 1, 2015. Prior to that date, the Fund sought to track the price and yield performance, before fees and expenses, of the WisdomTree China Dividend ex-Financials Index. As of July 1, 2015, the Fund’s objective seeks to track the price and yield performance, before fees and expenses, of the WisdomTree China ex-State-Owned Enterprises Index.
**	Reflects performance of the WisdomTree China Dividend ex-Financials Index prior to July 1, 2015; and the WisdomTree China ex-State-Owned Enterprises Index thereafter.

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management serves as investment adviser to the Fund. Mellon Investments Corporation (the “Sub-Adviser”) serves as the investment sub-adviser to the Fund.

Portfolio Managers

The Fund is managed by the Sub-Adviser’s Equity Index Strategies Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are identified below.

Marlene Walker-Smith, a Senior Director and Chief Investment Officer, has been a portfolio manager of the Fund since October 2020.

David France, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Todd Frysinger, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Vlasta Sheremeta, CFA, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Michael Stoll, a Senior Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Buying and Selling Fund Shares

The Fund is an ETF. This means that individual shares of the Fund are listed for trading on a national securities exchange, currently NASDAQ (the “Listing Exchange”), and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com/investments.

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains.

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Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

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Additional Information About the Funds

Additional Information About the Funds’ Investment Objectives

Each Fund, except the International AI Enhanced Value Fund, International Multifactor Fund, Emerging Markets Multifactor Fund and Emerging Markets Quality Dividend Growth Fund (collectively, the “Active Funds”), seeks to track the price and yield performance, before fees and expenses, of a particular index (an “Index”) (collectively, the “Index Funds”). Each Index was developed and is maintained by WisdomTree, Inc. (“WisdomTree”), the parent company of WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), which may give rise to potential conflicts of interest. For example, a potential conflict could arise between an affiliated person of WisdomTree Asset Management and a Fund if that entity attempted to use information regarding changes to, and the composition of, its Index to the detriment of the Fund. Additionally, potential conflicts could arise with respect to the personal trading activity of personnel of the affiliated person who may have access to, or knowledge of, pending changes to an Index’s composition methodology or the constituent securities in an Index prior to the time that information is made publicly available. If shared, such knowledge could facilitate “front-running” (which describes an instance in which other persons trade ahead of a Fund). Although the Adviser and WisdomTree have taken steps designed to ensure that these potential conflicts are mitigated (e.g., via the adoption of policies and procedures that are designed to minimize potential conflicts of interest and the implementation of informational barriers designed to minimize the potential for the misuse of information about an Index), there can be no assurance that such measures will be successful.

Each Fund’s investment objective may be changed without a vote of shareholders upon 60 days’ written notice to shareholders.

Additional Information About the Funds’ Investment Strategies

Funds designated as “International” generally invest in developed markets outside the United States. Funds designated as “Global” generally invest in developed and emerging markets throughout the world, including the United States and other regions. If a Fund with a name suggesting a specific type of investment or industry changes its policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in the type of investment or industry suggested by its name, the Fund will provide shareholders at least 60 days’ notice prior to making the change.

Index Funds. Each Index Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return, and other characteristics of the Index as a whole.

The quantity of holdings in an Index Fund will be based on a number of factors, including asset size of the Fund. In addition, from time to time, securities are added to or removed from a Fund’s Index and consequently the attributes of an Index, such as sectors, industries or countries represented in the Index and weightings, may change. Each Index Fund may sell securities that are represented in its Index, or purchase securities that are not yet represented in its Index, in anticipation of their removal from or addition to its Index or to reflect various corporate actions or other changes to its Index. Between rebalances, an Index (and the Fund seeking to track the Index) may temporarily include constituents that no longer meet the Index’s eligibility criteria. Further, each Index Fund may overweight or underweight securities in its Index, purchase or sell securities not in its Index, or utilize various combinations of other available techniques, in seeking to track its Index.

International AI Enhanced Value Fund. The Fund uses an AI model developed by the Fund's Sub-Adviser to select equity securities that exhibit value characteristics. Equities that exhibit value characteristics typically have a lower price-to-book ratio, which measures the value of a company’s assets relative to its stock price; a lower price-to-earnings ratio, which measures a company’s earnings relative to its stock price; and greater free cash flow, which is the cash generated from a company’s revenue or operations after the costs of expenditures have been subtracted.

International Multifactor Fund. The Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings, in non-U.S. equity securities. The non-U.S. securities in which the Fund invests are issued by companies that are tied economically to a particular country or region outside the United States. The Adviser considers one or more of the following factors to determine whether an investment is tied economically to a particular country or region: the source of government guarantees (if any); the primary trading market; the issuer’s domicile, country of incorporation, sources of revenue, and location of assets; whether the investment is included in an index representative of a particular country or region; and whether the investment is exposed to the economic fortunes and risks of a particular country or region.

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Emerging Markets Multifactor Fund and Emerging Markets Quality Dividend Growth Fund. To be eligible for investment by each Fund, a company must be either domiciled, incorporated, listed or have a high level of risk associated with at least one of the following 18 emerging market nations (Brazil, Chile, China, Czech Republic, Hungary, India, Indonesia, Korea, Malaysia, Mexico, the Philippines, Poland, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, and Turkey) (with respect to China, the model may incorporate American Depository Receipts (“ADRs”) or Global Depository Receipts (“GDRs”) and locally listed shares) (with respect to Russia, the Fund will own United States and London listed ADRs and GDRs).

Currency Hedged Equity Funds (including Japan Opportunities Fund and European Opportunities Fund). Each Currency Hedged Equity Fund employs strategies to “hedge” against fluctuations in the relative value of non-U.S. currencies included in its underlying index against the U.S. dollar. For U.S. investors, international equity investments include two components of return. The first is the return attributable to stock prices in the non-U.S. market or markets in which an investment is made. The second is the return attributable to the value of non-U.S. currencies in these markets relative to the U.S. dollar. Each of the Currency Hedged Equity Funds seeks to track the performance of an index of equity securities in a developed market that is attributable solely to stock prices.

Index Constituent Weighting. Each Index (other than the WisdomTree Japan Opportunities Index, WisdomTree European Opportunities Index, WisdomTree India Hedged Equity Index, WisdomTree Emerging Markets ex-State-Owned Enterprises Index, and WisdomTree China ex-State-Owned Enterprises Index) is a modified market capitalization weighted index and, therefore, blends features of traditional market capitalization weighted indexes and of fundamentally weighted indexes. Fundamentally weighted indexes weight companies based on a measure of a company’s fundamental value, such as dividends or earnings, or a combination of fundamental and technical factors. The WisdomTree Japan Opportunities Index and WisdomTree European Opportunities Index are fundamentally weighted indexes that weight companies according to shareholder yield, liquidity, and market capitalization considerations. The Wisdom Tree New Economy Real Estate Index is market-capitalization weighted and companies are weighted based only on their market capitalization without any adjustment for fundamental or technical factors. The WisdomTree India Hedged Equity Index, WisdomTree Emerging Markets ex-State-Owned Enterprises Index, and WisdomTree China ex-State-Owned Enterprises Index are float-adjusted market-capitalization weighted indexes, which means the share amounts used in calculating the Index reflect only shares available to investors. The companies in the other Indexes are weighted first by market capitalization then adjusted by a fundamental factor as described below.

After market capitalization weighting, the various dividend indexes adjust each company’s weighting, as necessary, to magnify the effect that dividends play in the total return of the Indexes. This means that companies that have higher cash dividends or dividend yields generally will be more heavily weighted.

After market capitalization weighting, the WisdomTree India Earnings Index adjusts each company’s weighting, as necessary, to magnify the effect that earnings play in the total return of the Index. This means that companies that have higher earnings generally will be more heavily weighted.

Each Index’s constituent weighting also is subject at each rebalance to individual and collective weights caps and liquidity adjustments described in the index methodology.

WisdomTree China ex-State-Owned Enterprises Index. Stock Connect comprises a Northbound Trading Link (for investment in China A-Shares) by which investors, through their Hong Kong brokers and a securities trading service company to be established by SEHK, may be able to place orders to trade eligible shares listed on SSE or SZSE by routing orders to the applicable exchange. Under Stock Connect, overseas investors (including the Fund) may be allowed, subject to rules and regulations issued and/or amended from time to time, to trade China A-Shares listed on the SSE or SZSE (together, the “Mainland Securities”) through the Northbound Trading Link. The Mainland Securities include all the constituent stocks from time to time of the SSE 180 Index and SSE 380 Index, all the constituent stocks of the SZSE Component Index and SZSE Small/Mid Cap Innovation Index that have a market capitalization of not less than RMB 5 billion, and all the SSE- and SZSE-listed China A-Shares that are not included as constituent stocks of the relevant indices but which have corresponding H-Shares listed on SEHK, except (i) those SSE- and SZSE-listed shares which are not traded in RMB and (ii) those SSE- and SZSE-listed shares which are included in the “risk alert board.” The list of eligible securities may be changed subject to the review and approval by the relevant PRC regulators from time to time.

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WisdomTree India Hedged Equity Index. The constituents in the Index are assigned a weight based on the company's float-adjusted market capitalization, subject to limitations applicable to the weight of any individual constituent and the weight of constituents exposed to any one sector. The weights of individual constituents and the Index's exposure to a sector may fluctuate above or below these limitations between screening dates in response to market conditions.

WisdomTree India Earnings Index. The Index weights companies based on market capitalization and earnings in their fiscal year prior to the annual Index measurement date adjusted for a factor that takes into account shares available to foreign investors. “Earnings” for this Index are determined using a company’s reported net income.

WisdomTree New Economy Real Estate Index. The constituents of the Index are market capitalization weighted subject to various cap limits and liquidity adjustments. The initial weight of a constituent in the Index as of the semi-annual reconstitution date is equal to the dollar value of the company’s market capitalization, divided by the sum of the market capitalizations of all Index constituents on the same date. The maximum weight of any Index constituent is capped at 7.5% as of the semiannual rebalance date and the weights of all other Index constituents are adjusted proportionally. In addition, the sum of all constituents with a weight greater than 5% will not exceed 35% of the aggregate weight of the Index at rebalance. A liquidity adjustment may also be applied to reduce the weight of one or more Index constituents. Common stocks, REITs, tracking stocks, holding companies, ADRs, GDRs and EDRs are eligible for inclusion in the Index. Limited partnerships, limited liability companies, royalty trusts, Business Development Companies (BDCs) and mortgage REITs, preferred stocks, closed-end funds, passive foreign investment companies, ETFs, and derivative securities such as warrants and rights are not eligible for inclusion in the Index. A minimum of 50 stocks that meet the Index’s eligibility criteria are selected for inclusion in the Index.

The WisdomTree New Economy Real Estate Index Committee is primarily responsible for implementing and maintaining the Index in accordance with its rules-based methodology. The WisdomTree New Economy Real Estate Index Committee, which considers both qualitative and quantitative characteristics of eligible companies when selecting the constituents of the Index, may exercise discretion in its implementation of the Index methodology from time to time and under certain circumstances. The WisdomTree New Economy Real Estate Index Committee may determine to rebalance and/or reconstitute the Index more frequently in response to volatility in the market or to include a company in the Index that may not meet all of the eligibility criteria to maintain the diversification of the Index constituents.

WisdomTree European Opportunities Index and WisdomTree Japan Opportunities Index. The WisdomTree Opportunities Index Committee is primarily responsible for implementing and maintaining the Indexes in accordance with its rules-based methodology. The WisdomTree Opportunities Index Committee, hich considers both qualitative and quantitative characteristics of eligible companies when selecting the constituents of the Indexes, may exercise discretion in its implementation of the Index methodology from time to time and under certain circumstances. The WisdomTree Opportunities Index Committee may determine to rebalance and/or reconstitute the Indexes more frequently in response to volatility in the market, shifts in exposure away from certain sectors, geopolitical events (such as kinetic conflicts, cyber-attacks, and tariffs) or other similar circumstances.

The constituents of the WisdomTree European Opportunities Index are weighted according to shareholder yield, liquidity, and market capitalization considerations. The WisdomTree European Opportunities Index generally will be reconstituted on a quarterly basis. Common stocks, REITs, tracking stocks, and holding companies are eligible for inclusion in the Index. American Depositary Receipts, Global Depositary Receipts, European Depositary Receipts, limited partnerships, royalty trusts, passive foreign investment companies, preferred stocks, closed-end funds, ETFs, and derivative securities such as warrants and rights are not eligible for inclusion in the WisdomTree European Opportunities Index. The WisdomTree European Opportunities Index is expected to typically consist of 75 to 125 constituents.

WisdomTree Trust Prospectus 189

The constituents of the WisdomTree Japan Opportunities Index are weighted according to shareholder yield, liquidity, and market capitalization considerations. The Index will be reconstituted on a quarterly basis. The WisdomTree Japan Opportunities Index is expected to typically consist of 100 to 150 constituents.

Non-Principal Information About the Funds’ Investment Strategies

In addition to the investments described in the “Principal Investment Strategies of the Fund” section of the Prospectus, each Fund may invest in other investments that the Adviser and/or the Sub-Advisers believe will help a Fund achieve its investment objective, including cash and cash equivalents and in shares of other investment companies, including WisdomTree Funds.

Temporary Defensive Strategies. Each Active Fund’s investment process is heavily dependent on quantitative models, which do not adjust to take temporary defensive positions. However, each Active Fund reserves the right to invest in U.S. government securities, money market instruments, and cash, without limitation, as determined by the Adviser or Sub-Adviser in response to adverse market, economic, political or other conditions. In the event an Active Fund engages in temporary defensive strategies that are inconsistent with its investment strategies, the Active Fund’s ability to achieve its investment objective may be limited.

Securities Lending. Each Fund participates in a securities lending program administered by a third-party securities lending agent, The Bank of New York, pursuant to which it may lend its portfolio securities in an amount not to exceed one-third (33 1/3%) of the value of its total assets to brokers, dealers and other financial institutions desiring to borrow those securities for a variety of reasons, including to facilitate the pursuit of certain investment strategies or to complete transactions to which the borrower may be committed. To protect a Fund, in part, from the risk of borrower default, the borrowing party provides collateral in an amount at least equal to the market value (plus accrued interest) of the borrowed securities. The collateral will be maintained and marked to market daily by the Fund’s securities lending agent, who will request any shortfall from the borrower. Each Fund has permitted the securities lending agent to invest any collateral received in short-term, highly liquid investments, such as U.S. government securities, repurchase agreements collateralized by U.S. government securities, and government money market funds. The terms of the securities lending program provide that a Fund will receive a portion of the income generated from the loan of its securities and the investment of the collateral received in connection with such loan. In exchange for its services, the securities lending agent also receives a portion of the revenue generated by the securities lending program. While a Fund’s portfolio securities are on loan, the borrower has the right to exercise any voting rights associated with those securities and the right to receive dividends and other distributions on those securities. However, each Fund has the right to recall loaned securities in time to vote on any matter of importance to it, and a borrower is obligated to repay to the Fund the amount of any dividends or distributions received on the loaned securities. Generally, a Fund would recall a loaned security to vote a proxy only if the Adviser believes the matter to be voted on could have a material effect on the Fund or its investment in the loaned securities.

Additional Principal Risk Information About the Funds

This section provides additional information regarding the principal risks described under “Principal Risks of Investing in the Fund” in the Fund Summaries. Risk information may not be applicable to each Fund. Please consult each Fund's Summary sections to determine which risks are applicable to a particular Fund. Each of the factors below could have a negative impact on Fund performance and trading prices.

Active Management Risk

The Active Funds are actively managed using proprietary investment strategies and processes. Each Active Fund is subject to active management or security-selection risk and its performance, therefore, will reflect, in part, the ability of the Sub-Adviser to select investments and to make investment decisions that are suited to achieving a Fund’s investment objective. The Sub-Adviser’s assessment of a particular investment, company, sector or country and/or assessment of broader economic, financial or other macro views, may prove incorrect, including because of factors that were not adequately foreseen, and the selection of investments may not perform as well as expected when those investments were purchased or as well as the markets generally, resulting in Fund losses or underperformance. There can be no guarantee that these strategies and processes will produce the intended results and no guarantee that the Active Funds will achieve their investment objectives or outperform other investment strategies over the short- or long-term market cycles. This risk is exacerbated when an investment or multiple investments made as a result of such decisions are significant relative to an Active Fund’s net assets.

190 WisdomTree Trust Prospectus

Capital Controls and Sanctions Risk

Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action, such as Russia’s invasion of Ukraine, and other conditions, may, without prior warning, lead to government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to own or transfer currency, securities or other assets, which may potentially include derivative instruments related thereto. Levies may be placed on profits repatriated by foreign entities (such as the Funds). Capital controls and/or sanctions may also impact the ability of a Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of a Fund, and cause a Fund to decline in value. A Fund may also be forced to sell or otherwise dispose of foreign investments at inopportune times or prices due to sanctions. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that have been imposed against Russia and other countries and that may further be imposed could vary broadly in scope, and their impact is impossible to predict. Sanctions and other similar measures may be in place for a substantial period of time and enacted with limited advanced notice.

Cash Redemption Risk

When a Fund redeems shares for cash or otherwise includes cash as part of its redemption proceeds, it may be required to sell or unwind its portfolio investments to obtain the cash needed to pay out redemption proceeds. This may cause a Fund to recognize capital gains that it might not have recognized if it had made an in-kind redemption (i.e., distribute securities as payment of redemption proceeds). The Funds generally redeem shares for cash or otherwise includes cash as part of their redemption proceeds. As a result, the Funds may pay out higher annual capital gains distributions than if they redeemed shares in kind. Additionally, a Fund’s sale of non-U.S. denominated securities to satisfy a redemption request may generate realized foreign exchange losses that could impact the income distributions paid by a Fund.

Concentration Risk

The value of the investments of a Fund that focuses its investments in a particular industry or group of related industries will be highly sensitive to financial, economic, political, and other developments affecting that industry or group of related industries, and conditions that negatively impact those industries will have a greater impact on the Fund as compared with a fund that does not have its holdings similarly concentrated. Events negatively affecting the industries in which a Fund has invested are therefore likely to cause the value of the Fund’s shares to decrease, perhaps significantly. As of June 30, 2025, the Index constituents, and thus the Fund’s investments, are concentrated in securities issued by companies in the industry or group of related industries described below. The industries in which Index constituents, and thus a Fund’s assets, may be concentrated may vary over time.

New Economy Real Estate Fund Only. Companies comprising the Real Estate sector industries include companies operating in real estate development and management and operations, as well as companies offering real estate-related services and equity REITs. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Real Estate sector. Investments in the Real Estate sector also may subject the Fund to the risks associated with the direct ownership of real estate. The performance of companies operating in the Real Estate sector has historically been cyclical and particularly sensitive to the overall economy and market changes, including declines in the value of real estate or, conversely, saturation of the real estate market, economic downturns and defaults by borrowers or tenants during such periods, increases in competition, limited availability of mortgage funds or other limits to accessing the credit or capital markets, and changes in interest rates. As the demand for, or prices of, real estate increase, the value of the Fund’s investments generally would be expected to also increase. Conversely, declines in the demand for, or prices of, real estate generally would be expected to contribute to declines in the value of the real estate market and REITs. Such declines may occur quickly and without warning and may negatively impact the value of the Fund and your investment.

WisdomTree Trust Prospectus 191

Emerging Markets High Dividend Fund Only. The Fund’s investments are concentrated in securities issued by companies in the Banks Industry. As a result of the Fund’s concentration in the Banks Industry, the Fund is subject to the risks associated with that Industry. The Banks Industry includes large, geographically diverse banks with a national footprint whose revenues are derived primarily from conventional banking operations, have significant business activity in retail banking and small and medium corporate lending, and provide a diverse range of financial services. The Banks Industry also includes regional banks, including commercial banks, savings banks and thrifts, whose businesses are derived primarily from conventional banking operations such as retail banking, corporate lending and originating various residential and commercial mortgage loans funded mainly through deposits. Such regional banks tend to operate in limited geographic regions. Legislative or regulatory changes and increased government supervision also may affect companies in the Banks Industry. Government regulations may limit both the amounts and types of loans and financial commitments companies in the Banks Industry can make, the interest rates and fees they can charge, and the amount of capital they must maintain, all of which may affect profitability. Credit losses resulting from financial difficulties of borrowers also can negatively affect the performance of banking companies. Companies in the Banks Industry also may experience losses on their investments due to changes in interest rates and other adverse market conditions, which may in turn negatively affect the performance of such companies. In addition, the prices of the securities of companies in the Banks Industry may fluctuate widely due to the broadening of regional and national interstate banking powers, the reduction in the number of publicly-traded banking companies, and general economic conditions that could create exposure to credit losses.

Currency Exchange Rate Risk

Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of a Fund’s investments and the value of a Fund’s shares. Because each Fund’s NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in a Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund’s holdings goes up. Conversely, the dollar value of your investment in the Fund may go up if the value of the local currency appreciates against the U.S. dollar.

The value of the U.S. dollar measured against other currencies is influenced by a variety of factors. These factors include interest rates, national debt levels and trade deficits, changes in balances of payments and trade, domestic and foreign interest and inflation rates, global or regional political, economic or financial events, monetary policies of governments, actual or potential government intervention, and global energy prices. Political instability, the possibility of government intervention, and restrictive or opaque business and investment policies may also reduce the value of a country’s currency. Government monetary policies and the buying or selling of currency by a country’s government may also influence exchange rates. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in a Fund may change quickly, unpredictably, and without warning, and you may lose money.

Cybersecurity Risk

The Funds and their service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Funds in many ways, including, but not limited to, disruption of a Fund’s operational capacity, loss of proprietary information, theft or corruption of data maintained online or digitally, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting a Fund’s third-party service providers, including the Adviser, Sub-Adviser, administrator, custodian, and transfer agent, may subject a Fund to many of the same risks associated with direct cybersecurity breaches and adversely impact the Fund. For instance, cyber-attacks may impact a Fund’s ability to calculate its NAV, cause the release of confidential business information, impede trading, cause a Fund to incur additional compliance costs associated with corrective measures, subject a Fund to regulatory fines or other financial losses, and/or cause reputational damage to a Fund. Cybersecurity breaches of market makers, Authorized Participants, or the issuers of securities in which a Fund invests also could have material adverse consequences on a Fund’s business operations and cause financial losses for a Fund and its shareholders. While the Funds and their service providers have established business continuity plans and risk management systems designed to address cybersecurity risks, prevent cyber-attacks, and mitigate the impact of cybersecurity breaches, there are inherent limitations on such plans and systems. In addition, the Funds have no control over the cybersecurity protections put in place by their service providers or any other third parties whose operations may affect the Funds or their shareholders.

Derivatives Risk

Certain Funds may invest in derivatives, such as forward currency contracts and/or currency futures contracts to pursue their investment objectives. Specifically, the Funds may use derivatives to hedge against foreign currency exposure and implement their principal investment strategies. The use of such derivatives may expose the Fund to risks in addition to and greater than those associated with investing directly in the instruments underlying those derivatives, including risks relating to leverage, correlation (imperfect correlations with underlying instruments or the Fund’s other portfolio holdings), volatility, lack of availability, counterparty credit, liquidity, and valuation. The use of such derivatives also may expose the Funds to the performance of investments that they do not own. To the extent a Fund engages in derivatives in an attempt to hedge certain exposures or risks, there can be no assurance that such hedging investments or transactions will be effective. In addition, hedging investments or transactions involve costs and may reduce gains or result in losses, which may adversely affect the Funds. The skills necessary to successfully execute derivatives strategies may be different from those for more traditional portfolio management techniques, and if the Adviser or Sub-Adviser is incorrect about its expectations of market conditions, the use of derivatives also could result in a loss, which in some cases may be unlimited.

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Funds that invest in derivatives are also subject to the risk that a change in U.S. law and related regulations will impact the way they operate, increase the particular costs of their operation and/or change the competitive landscape. In October 2020, the SEC adopted Rule 18f-4 under the Investment Company Act of 1940 (the “1940 Act”), which governs a fund’s use of derivatives. Among other things, the rule generally requires a fund to adopt a derivatives risk management program, appoint a derivatives risk manager to oversee the program, and comply with an outer limit on fund leverage risk based on value at risk, or “VaR.” The rule significantly changes the regulatory framework applicable to a fund's use of derivatives, including by replacing the existing asset segregation regulatory framework in its entirety.

Forward Currency Contracts

A forward currency contract is an agreement to buy or sell a specific currency on a future date at a set price thereby effectively locking in the exchange rate for the purchase or sale of that currency. Forward currency contracts are traded in the over-the-counter market and generally are not subject to initial or upfront margin requirements. As a result, forward currency contracts are particularly subject to counterparty credit risk, including that a counterparty may be unwilling or unable to meet its contractual obligations.

Currency Futures Contracts

A currency futures contract is an exchange-traded contract that provides for the future purchase or sale of a currency at a specified price of another currency. Risks of investing in currency futures contracts include but are not limited to: (1) the success of the adviser’s and sub-adviser’s ability to predict movements in the prices of individual currencies; (2) an imperfect correlation between the movements in the price of the futures contract and the underlying currency; and (3) that there is no guarantee that an active trading market will exist for the currency futures contracts at any particular time.

Emerging Technologies Risk

New Economy Real Estate Fund Only: The Fund may invest a significant portion of its assets in securities issued by companies conducting business in emerging technology industries. Emerging technology companies may face political or legal attacks from competitors, industry groups, or local and national governments. Furthermore, legislative or regulatory changes, adverse market conditions and/or increased competition may negatively affect those industries. The prices of emerging technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems related to bringing products to market, and rapid obsolescence of products. Emerging technologies perceived to displace older technologies or create new markets may not in fact do so. Companies that initially develop a novel technology may not be able to capitalize on the technology. Some of the companies involved in emerging technology industries may be regarded as developmental stage companies, without revenues or operating income, or near-term prospects for them.

Foreign Securities Risk

Investments in non-U.S. securities and instruments involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting, and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when a Fund does not price its shares, the value of the securities in a Fund’s portfolio may change on days when shareholders will not be able to purchase or sell a Fund’s shares. Conversely, Fund shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in a Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries. Foreign securities also include American Depositary Receipts (“ADRs”), which are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are issued by U.S. banks or trust companies and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. Global Depositary Receipts (“GDRs”), which are similar to ADRs, represent shares of foreign-based corporations and are generally issued by international banks in one or more markets around the world. European Depositary Receipts (“EDRs”) are receipts issued in Europe that evidence a similar ownership arrangement. Investments in ADRs, GDRs, and EDRs may be less liquid and more volatile than underlying shares in their primary trading markets.

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Geographic Investment Risk

Funds that are less diversified across countries or geographic regions generally are riskier than more geographically diversified funds. To the extent that a Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance. Currency developments or restrictions, political and social instability, and changing economic conditions have resulted in significant market volatility.

Emerging Markets Risk

Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. For example, emerging markets may be subject to (i) greater market volatility, (ii) lower trading volume and liquidity, (iii) greater social, political, and economic uncertainty, (iv) governmental controls on foreign investments, market manipulation concerns, and limitations on repatriation of invested capital, (v) lower disclosure, corporate governance, accounting, auditing, financial reporting, and recordkeeping standards, (vi) fewer protections of property rights, (vii) limited investor rights and legal or practical remedies available to a Fund against portfolio companies, (viii) restrictions on the transfer of securities or currency or payment of dividends, and (ix) settlement and trading practices that differ from U.S. markets. Each of these factors may impact a Fund’s ability to buy, sell, transfer, receive, deliver, or otherwise obtain exposure to, emerging market securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of a Fund and cause a Fund to decline in value. The volatility of emerging markets may be heightened by the actions (such as significant buying and selling) of a few major investors. For example, substantial increases or decreases in cash flows of funds investing in these markets could significantly affect local securities’ prices and cause Fund share prices to decline. For these and other reasons, investments in emerging markets are often considered speculative. Risks to foreign investors, such as a Fund, from the restrictive actions of emerging market governments may impact the ability of an Index Fund to track its Index, which is not subject to such restrictions. If an Index Fund is no longer able to seek to track the yield and price performance of its Index, the Index Fund will consider all options available to it, including possibly changing its Index, the performance of which it seeks to track, or its investment objective.

Investments in Asia and the Pacific Region

While certain economies in this region are exemplars of growth and development, others have been and continue to be subject, to some extent, to over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, decreased exports, and economic recessions. Each of these factors may impact the ability of a Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause Fund shares to decline in value.

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Investments in China

Although the Chinese economy has grown rapidly during recent years and the Chinese government has implemented significant economic reforms to liberalize trade policy, promote foreign investment, and reduce government control of the economy, there can be no guarantee that economic growth or these reforms will continue. Economic liberalization in China may also result in disparities of wealth that lead to social disorder, including violence and labor unrest. The Chinese economy may also experience slower growth if global or domestic demand for Chinese goods decreases significantly and/or key trading partners apply trade tariffs or implement other protectionist measures. The Chinese economy is also susceptible to rising rates of inflation, economic recession, market inefficiency, volatility, and pricing anomalies that may be connected to governmental influence, a lack of publicly-available information and/or political and social instability. Strained relationships with neighboring countries, including any military conflicts in response to such confrontations, may negatively impact China’s economic development and destabilize the region. The government of China maintains strict currency controls in order to achieve economic, trade and political objectives and regularly intervenes in the currency market. The Chinese government places strict regulation on the Renminbi and Hong Kong dollar and manages the Renminbi and Hong Kong dollar so that they have historically traded in a tight range relative to the U.S. dollar. The Chinese government has been under pressure to manage the currency in a less restrictive fashion so that it is less correlated to the U.S. dollar. It is expected that such action would increase the value of the Renminbi and the Hong Kong dollar relative to the U.S. dollar. Of course, there can be no guarantee that this will occur, or that the Renminbi or the Hong Kong dollar will move in relation to the U.S. dollar as expected. The Chinese government also plays a major role in the country’s economic policies regarding foreign investments. Foreign investors are subject to the risk of loss from expropriation or nationalization of their investment assets and property, governmental restrictions on foreign investments and the repatriation of capital invested. These risks to foreign investors may impact the ability of a Fund to track its Index, which is not subject to such restrictions. If a Fund is no longer able to seek to track the yield and price performance of its Index, a Fund will consider all options available to it, including possibly changing its Index, the performance of which it seeks to track, or its investment objective.

The Chinese government exercises control over and exhibits regulatory interest in certain sectors and industries (e.g., financial services, telecommunications, technology, and education). Significant regulation of investment with respect to such sectors and industries is still pervasive, including restrictions on investment in companies deemed to be sensitive to particular national interests, trading of securities of Chinese issuers, foreign ownership of Chinese corporations and/or the repatriation of assets by foreign investors. Governmental restrictions on foreign ownership of securities may have adverse effects on the liquidity and performance of certain of a Fund’s portfolio holdings and could lead to greater tracking error. Similarly, government intervention in the operations and structure of companies permitting direct or indirect investment by foreign investors, such as a Fund, may negatively affect the value of a Fund’s investments. The China ex-State-Owned Enterprises Fund and Emerging Markets ex-State-Owned Enterprises Fund invest, at times to a significant extent, in variable interest entity (“VIE”) structures. VIE structures can vary, but generally consist of a U.S.-listed company with contractual arrangements, through one or more wholly-owned special purpose vehicles, with a Chinese company that ultimately provides the U.S.-listed company with contractual rights to exercise control over and obtain economic benefits from the Chinese company. Although the U.S.-listed company in a VIE structure has no equity ownership in the underlying Chinese company, the VIE’s contractual arrangements permit the VIE to consolidate its financial statements with those of the underlying Chinese company. Intervention by the Chinese government with respect to a VIE could significantly and adversely affect the Chinese company’s performance and thus, the value of a Fund’s investment in the VIE, as well as the enforceability of the VIE’s contractual arrangements with the underlying Chinese company. In the event of such an occurrence, a Fund, as a foreign investor, may have little or no legal recourse.

Chinese securities markets and the activities of investors, brokers and other participants are subject to less regulation and monitoring than in the U.S. Accordingly, issuers of securities in China, including Chinese companies that are listed on U.S. exchanges, are not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, tender offer regulation, accounting standards or auditor oversight, stockholder proxy requirements and the requirements mandating timely and accurate disclosure of information. The Chinese government has taken positions that prevent the U.S. Public Company Accounting Oversight Board (“PCAOB”) from inspecting the audit work and practices of accounting firms in mainland China and Hong Kong for compliance with U.S. law and professional standards. Audits performed by PCAOB-registered accounting firms in mainland China and Hong Kong may be less reliable than those performed by firms subject to PCAOB inspection. Accordingly, information about the Chinese securities in which a Fund invests may be less reliable or incomplete. Under amendments to the Sarbanes-Oxley Act of 2002 enacted in December 2020, which requires that the PCAOB be permitted to inspect the accounting firm of a U.S.-listed Chinese issuer, Chinese companies with securities listed on U.S. exchanges may be delisted if the PCAOB is unable to inspect the accounting firm. These conditions may create significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies, and shareholders, such as a Fund, may have limited legal remedies. China’s authoritarian government has also used force in the past to suppress civil dissent, and China’s foreign and domestic policies remain in conflict with those of Hong Kong as well as nationalist and religious groups in Xinjiang and Tibet. These and other factors could have a negative impact on the Chinese economy as a whole.

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Investments in Europe

Many countries within Europe are closely connected and their economies and markets largely interdependent. As such, economic and political events in one European country, including monetary exchange rates between European countries and armed conflicts among two or more European countries, may have adverse effects across Europe. European countries that are members of the European Union (“EU”) and the European Economic and Monetary Union (“EMU”) are subject to certain economic and monetary policies and controls and the risks associated with such coordinated economic and fiscal policies. Members of the EMU must comply with restrictions on inflation rates, deficits, debt levels, and fiscal and monetary controls. The implementation of any of these EMU restrictions or controls, as well as any of the following events in Europe, may have a significant impact on the economies of some or all European countries: (i) the default or threat of default by an EU member country on its sovereign debt, (ii) economic recession in an EU member country, (iii) changes in EU or governmental regulations on trade, (iv) substantial changes in currency exchange rates of the euro, the British pound, and other European currencies, (v) significant changes in the supply and demand for European imports or exports, and (vi) high unemployment rates.

Effective January 1, 2021, the United Kingdom left the EU single market and customs union (“Brexit”) under the terms of a new trade agreement. The trade agreement governs the relationship between the United Kingdom and EU with respect to trading goods and services, but critical aspects of the relationship remain unresolved and subject to further negotiation and agreement. Brexit may also impact markets of the United Kingdom and the EU, as well as global markets, should it lead to the creation of divergent national laws and regulations that produce new legal regimes and unpredictable tax consequences. As a result of the uncertain consequences of Brexit, the economies of the United Kingdom and Europe as well as the broader global economy could be significantly impacted, which may result in increased volatility and illiquidity, and potentially lower economic growth on markets in the United Kingdom, Europe and globally. Any or all of these consequences could potentially have an adverse effect on the value of the Fund’s investments.

In addition, the extent and duration of Russia’s military invasion of Ukraine, initiated in February 2022, and the broad-ranging economic sanctions levied against Russia by the United States, the EU, the United Kingdom, and other countries, including counter sanctions and other retaliatory actions levied by Russia, are impossible to predict, but these events could have a significant adverse impact on Europe’s overall economy. Further, an escalation of the military conflict beyond Ukraine’s borders could result in significant, long-lasting damage to the economies of Eastern and Western Europe as well as the global economy. These and any related events could significantly and adversely affect a Fund’s performance and the value of an investment in such Fund, even in the absence of direct exposure to Russian issuers or issuers in other countries affected by the invasion.

Investments in France

France, as a member of the EMU, must comply with certain restrictions on inflation rates, deficits, debt levels, and fiscal and monetary controls. The implementation of any such restrictions or controls, the default of an EU member country on its sovereign debt, significant fluctuations in the euro’s exchange rate, or a change in EU or governmental trade regulations could each have a significant impact on the French economy as well as the economies of some or all European countries. In addition, the French economy is dependent to a significant extent on the economies of certain key trading partners, including Germany and other Western European countries. A reduction in spending on French products and services or changes in any of the economies may cause economic adversity in France. France also depends on the strength of its agricultural exports and, thus, is vulnerable to fluctuations in demand for agricultural products. In addition, France has been subject to acts of terrorism, which has created a climate of insecurity that has been detrimental to tourism and may lead to further adverse economic consequences. These and other factors, including the potential consequences of sanctions related to Russia’s invasion of Ukraine and the withdrawal of the United Kingdom from the EU, as described under “Investments in Europe,” could have a negative impact on a Fund’s performance.

Investments in Germany

Germany is a member of the EMU. EMU member countries share coordinated economic policies and a common currency. Members of the EMU must comply with restrictions on inflation rates, deficits, debt levels, and fiscal and monetary controls. The implementation of any such restrictions or controls, the default of an EU member country on its sovereign debt, significant fluctuations in the euro’s exchange rate, or a change in EU or governmental trade regulations could each have a significant impact on the German economy as well as the economies of some or all European countries. In addition, challenges related to the rebuilding of infrastructure and unemployment in the former area of East Germany may also impact the economy of Germany. These and other factors, including the potential consequences of sanctions related to Russia’s invasion of Ukraine and the withdrawal of the United Kingdom from the EU as described under “Investments in Europe,” could have a negative impact on a Fund’s performance.

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Investments in India

Political and economic conditions and changes in regulatory, tax, or economic policy in India could significantly affect the market in India and in surrounding or related countries and could have a negative impact on Funds that invest in India. The Indian economy may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The Indian government has exercised and continues to exercise significant influence over many aspects of the economy, and the number of public sector enterprises in India is substantial. Accordingly, Indian government actions in the future could have a significant effect on the Indian economy.

With the exception of the economic downturn in 2020, over the last several years, the Indian economy has experienced generally sustained growth. There are no guarantees this will continue. While the Indian government has implemented economic structural reforms with the objective of liberalizing India’s exchange and trade policies, reducing the fiscal deficit, controlling inflation, promoting a sound monetary policy, reforming the financials sector, and placing greater reliance on market mechanisms to direct economic activity, there can be no assurance that these policies will continue or that the economic recovery will be sustained. Religious and border disputes persist in India. In addition, India has experienced civil unrest and hostilities with neighboring countries such as Pakistan and China. The Indian government has confronted separatist movements in several Indian states. Investment and repatriation restrictions and tax laws in India may impact the ability of a Fund to track its Index, which is not subject to such restrictions. If a Fund is no longer able to seek to track the yield and price performance of its Index, a Fund will consider all options available to it, including possibly changing its Index, the performance of which it seeks to track, or its investment objective.

Investments in Japan

Economic growth in Japan is heavily dependent on international trade, government support, and consistent government policy supporting its export market. Slowdowns in the economies of key trading partners such as the United States, China and countries in Southeast Asia could have a negative impact on the Japanese economy as a whole. Japan also lacks many natural resources, and, as such, price increases, shortages, or volatility in the commodities market could have an adverse effect on Japan's economy. Trade tariffs and other protectionist measures could also have an adverse impact on the Japanese export market. The Japanese economy has in the past been negatively affected by, among other factors, government intervention and protectionism and an unstable financial services sector. While the Japanese economy has recently emerged from a prolonged economic downturn, some of these factors, as well as other adverse political developments, increases in government debt, changes to fiscal, monetary or trade policies, escalating political tension in the region, or other events, such as natural disasters, could have a negative impact on Japanese securities.

Investments in the Netherlands

The Netherlands, as a member of the EMU, must comply with certain restrictions on inflation rates, deficits, debt levels, and fiscal and monetary controls. The implementation of any such restrictions or controls, the default of an EU member country on its sovereign debt, significant fluctuations in the euro’s exchange rate, or a change in EU or governmental trade regulations could each have a significant impact on the Dutch economy as well as the economies of some or all European countries. The Netherlands lacks many natural resources and, thus, is dependent on trade partners and vulnerable to fluctuations or shortages in commodity markets. The Dutch economy relies on export of financial services to other European countries. European financial markets have from time to time been adversely affected by fiscal crises in other European nations, including Greece, Ireland, Italy, Portugal and Spain. As a result, the Netherlands may have trouble accessing capital markets and may be forced to pay higher interest rates on its debt than if it did not use the euro as its currency. In addition, the Netherlands may be indirectly exposed to the debt of the aforementioned countries through its banking sector. These and other factors, including the potential consequences of sanctions related to Russia’s invasion of Ukraine and the withdrawal of the United Kingdom from the EU as described under “Investments in Europe,” could have a negative impact on a Fund’s performance.

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Investments in Spain

The Spanish economy, along with certain other EU economies, has from time to time experienced significant financial market volatility and economic adversity due to concerns about economic downturn, political instability and government debt levels. Interest rates on Spain’s sovereign debt may rise to levels that may make it difficult for it to service high debt levels without significant financial help from the EU and could potentially lead to default. In addition, unemployment rates remain high. These factors could adversely impact growth potential of Spanish stocks. In addition, the Spanish government is engaged in a long-running campaign against terrorism. Acts of terrorism on Spanish soil or against Spanish interests abroad may cause uncertainty in the Spanish financial markets and adversely affect the performance of the issuers to which a Fund has exposure. Political tensions and social conflict have escalated as a result of a referendum by Catalonia for independence from Spain. The secessionist movement could have a negative impact on the Spanish economy and a destabilizing effect on the country. These and other factors, including the potential consequences of sanctions related to Russia’s invasion of Ukraine and the withdrawal of the United Kingdom from the EU as described under “Investments in Europe,” could have a negative impact on a Fund’s performance.

Investments in Switzerland

Although Switzerland is not a member of the EU, the Swiss economy is heavily dependent on the economies of the United States and other European nations as key trading partners. In particular, Switzerland depends on international trade and exports to generate economic growth. As a result, future changes in the price or the demand for Swiss products or services by these trading partners, or changes in these countries’ economies, trade regulations or currency exchange rates could adversely impact the Swiss economy. In addition, due to Switzerland’s limited natural resources, the economy of Switzerland may be impacted by extreme price fluctuations in the price of certain raw materials. Moreover, the Swiss economy relies heavily on the banking sector. Recent allegations that certain Swiss banking institutions marketed and sold offshore tax evasion services to U.S. citizens may adversely impact the Swiss economy. These and other factors, including the potential consequences of sanctions related to Russia’s invasion of Ukraine and the withdrawal of the United Kingdom from the EU as described under “Investments in Europe,” could have a negative impact on a Fund’s performance.

Investments in Taiwan

Investments in Taiwan are subject to legal, regulatory, political, currency, and economic risks that are unique to Taiwan, including risks associated with its ongoing tensions with China. The economy of Taiwan is heavily dependent on exports and key trading partners, including Japan, China, and the United States. Currency fluctuations, increasing competition from Asia’s other emerging economies, spending reductions by key trading partners, and conditions that weaken demand for Taiwan’s export products worldwide could have a negative impact on the Taiwanese economy as a whole. In addition, Taiwan lacks many natural resources. As such, any significant increase in commodity prices, worldwide shortages, or volatility in the commodities market could have an adverse effect on Taiwan’s economy. The Chinese government is engaged in a longstanding dispute with Taiwan, and continually threatens invasion. Continued deterioration of the political and economic relations between the United States and China could exacerbate the tensions between China and Taiwan and cause China to act upon its threat of invasion. Such escalation could adversely affect Taiwan’s economy, as well as the value of a Fund.

Investments in the United Kingdom

The United Kingdom has one of the largest economies in Europe and trades heavily with other European countries and the United States. The economy of the United Kingdom may be impacted by changes to the economic health of other European countries and the United States. The United Kingdom also relies heavily on the export of financial services. Accordingly, a slowdown in the financials sector may have an adverse impact on the United Kingdom’s economy. The United Kingdom formally exited from the EU on January 31, 2020. For more information about “Brexit” and the associated risks, see the above description of “Investments in Europe.” These and other factors, including the potential consequences of sanctions related to Russia’s invasion of Ukraine, could have a negative impact on a Fund’s performance.

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Investments in the United States

The economic, political, regulatory, and other events and conditions that affect issuers and investments in the United States differ significantly from those associated with other countries and regions. For example, routine political events, such as a presidential election, can have a significant effect on the U.S. markets and lead to periods of increased volatility. U.S. financial markets also have become increasingly globalized, hosting participants from all over the world and on a more macro level, becoming more integrated with financial markets around the world. As a result, U.S. financial markets are also increasingly vulnerable to the risks that may affect non-U.S. financial markets. A Fund’s investments in the United States are particularly subject to the risk that they, and the U.S. economy more generally, will be adversely affected by a decrease in imports or exports, changes in trade regulations, inflation, and/or an economic recession in the United States. Relatedly, the extensive economic sanctions levied against Russia by a multilateral coalition, including the United States, in response to Russia’s invasion of Ukraine in February 2022, have adversely affected and may continue to adversely affect specific U.S. companies and sectors that previously engaged with Russia, such as certain financial institutions with exposure to Russia and companies dependent on raw materials previously sourced from Russia. There also remains a concern that reduced energy supplies from Russia could lead to higher gas prices and exacerbate inflation in the United States. In addition, proposed and adopted policy and legislative changes in the United States have changed and may continue to change many aspects of financial, public health, environmental, and other regulation. Certain of these changes may have a significant effect, either positive or negative, on U.S. markets and issuers, including issuers in which a Fund may invest. A Fund’s investments in the United States also may be adversely affected by any one of several geopolitical risks to which the United States is subject, including its precarious strategic competitive relationship with China, increasing environmental and climate risk, and the ever-increasing threat of damaging cyberattacks. The United States has also experienced elevated debt levels and increased internal political discord, as well as significant challenges in managing and containing the outbreak of COVID-19. If these trends were to continue or any of the other risks were to manifest, whether due to conditions or an event originating from within or outside of the United States, it may have an adverse effect on a Fund’s investments in the United States and thus, a Fund’s performance.

Geopolitical Risk

Some countries and regions in which the Funds invest have and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues, and/or systemic market dislocations (including due to events outside of such countries or regions) that have led, and in the future may lead, to increased short-term market volatility and have adverse long-term effects on the U.S. and world economies and markets generally. Such geopolitical events also may disrupt the orderly functioning of the securities markets globally. Each of the foregoing may negatively impact the Fund’s investments.

Hedging Risk

Derivatives used by a Fund to offset their exposure to foreign currencies may not perform as intended for a variety of reasons, including a lack of correlation between the derivative and the underlying currency. When a derivative is used as a hedge against a position that a Fund holds, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the hedging transaction and the risk sought to be hedged. Since the derivatives used by a Fund to offset non-U.S. currency exposure are generally reset on a monthly basis, currency risk can develop intra-month. There can be no assurance that a Fund’s dynamic hedging strategies or transactions will be effective. The Funds do not attempt to mitigate other factors that may have a greater impact than currency exposure on their equity holdings and performance. In addition, in order to minimize transaction costs or for other reasons, a Fund may not be dynamically hedged to the same extent as the Index or, if applicable, dynamically hedged to the extent indicated by any or all of its quantitative signals. The value of an investment in a Fund could be significantly and negatively impacted if (i) the value of non-U.S. currencies being hedged by a Fund appreciate relative to the U.S. dollar at the same time the value of the Fund’s equity holdings depreciate, or (ii) the Fund’s derivatives are unsuccessful in offsetting a significant portion of the Fund’s exposure to such non-U.S. currencies.

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Index and Data Risk

The Index Funds, which employ a “passive management” – or indexing – investment approach, seek to track the price and yield performance, before fees and expenses, of the applicable Index. Each Index Provider has developed an index methodology that describes both the objective of the Index and the rules pursuant to which the Index is constructed and maintained to seek to achieve its objective. Each Index, however, may not achieve its objective or perform as intended for a variety of reasons, even when constructed and maintained consistently with its rules-based index methodology. As a result, none of the Index Providers, their affiliates or agents, or any contributor of data considered in determining the composition or price of an Index, including the independent Index calculation agent, provide any warranty or accept any liability with regard to the quality, accuracy or completeness of an Index, its calculation, its valuation, or any related data, nor does any such entity guarantee that an Index will achieve its objective. The Index Provider is not obligated to consider a Fund’s interests or those of its shareholders when administering an Index. In addition, each Index Provider may make adjustments to an Index or cease making an Index available without regard to the particular interests of a Fund or its shareholders. Any such decision by an Index Provider may be disruptive to the management of a Fund and adversely affect its performance. The structure and composition of an Index will affect the performance, volatility, and risk of the Index, but also the applicable Fund. Errors in Index data, Index computations, or the construction or adjustment of an Index in accordance with its index methodology may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent, or other appropriate party for a period of time or at all, which may have an adverse impact on an Index Fund and its shareholders. Each Index may be particularly vulnerable to the risk of an ongoing or sustained error because it generally is not used as a benchmark by other funds or managers. An Index error may result in the inclusion or exclusion of constituent securities in the Index or the weighting of constituent securities in the Index that would have been different had data or other information been correct or complete, which may lead to a different investment outcome than would have been the case had such error not occurred. Index errors, as well as the length of time between an Index’s and a Fund’s regular rebalance and/or reconstitution events, may result in the Fund holding for a period of time, securities or other investments that have become inconsistent with its investment strategies and/or investment criteria. The Adviser and Sub-Adviser seek to manage each Index Fund to track the performance of its Index even in circumstances where it may be determined that the Index composition was not accurate. Consequently, losses or costs associated with an Index error and other related risks may be borne by the applicable Fund and its shareholders, and neither the Adviser, Sub-Advisers, nor their affiliates or agents make any representations or warranties regarding the performance or administration of an Index. The management of each Index Fund is dependent on the operation of its Index. If the computers or other facilities of the Index Provider, Index calculation agent, Index data providers, if any, and/or other Index-related service provider malfunction for any reason, calculation and dissemination of Index values and any scheduled adjustments to the composition of the Index may be delayed. Depending on the duration of the delay, such event may necessitate suspending trading in an Index Fund’s shares until normal operation of the Index resumes.

Investment Risk

As with all investments, an investment in a Fund is subject to loss. Investors in a Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time. An investment in a Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment Style Risk

Each Index Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. An Index Fund does not attempt to outperform its Index or take defensive positions in declining markets unless the Index is taking similar positions. As a result, each Index Fund’s performance may be adversely affected by a general decline in the market segments represented in its Index. The returns from the types of securities in which an Index Fund invests may underperform returns from the various general securities markets or different asset classes. This may cause an Index Fund to underperform other investment vehicles that invest in different asset classes. Different types of securities (e.g., large-, mid-, and small-capitalization stocks) tend to go through cycles of doing better – or worse – than the general securities markets. In the past, these periods have lasted for as long as several years.

Dividend Paying Securities Risk

Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by a Fund (which may be due to forces outside of a company’s control, such as political, social or other pressures) or the capital resources available for such company’s dividend payments may adversely affect the Fund. In the event a company reduces or eliminates its dividend, a Fund may not only lose the dividend payout but the stock price of the company may also fall.

Growth Investing Risk

Growth stocks, as a group, may be out of favor with the market and underperform value stocks or the overall equity market. Growth stocks generally are priced higher than non-growth stocks, in relation to the issuer’s earnings and other measures, because investors believe they have greater growth potential, but there is no guarantee that their growth potential will be realized. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their prices are based heavily on future expectations. If investors believe an issuing company’s future earnings expectations will not be met, growth stock prices can decline rapidly and significantly. An investment in growth stocks may also be susceptible to rapid price swings during periods of economic uncertainty.

Value Investing Risk

Value stocks, as a group, may be out of favor with the market and underperform growth stocks or the overall equity market. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. Value investing focuses on companies whose stocks appear undervalued, but value stocks may not realize their perceived intrinsic value for extended periods of time or may never realize their perceived intrinsic value.

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Issuer-Specific Risk

Changes in the actual or perceived financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security’s or instrument’s value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Issuer-specific events can have a negative impact on the value of a Fund.

Market Capitalization Risk

Large-Capitalization Investing

The securities of large-capitalization companies may underperform securities of smaller companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and, therefore, subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Mid-Capitalization Investing

The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because mid-capitalization companies are more mature and are subject to slower growth during economic expansion. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole. Some mid-capitalization companies have limited product lines, markets, financial resources, and management personnel and tend to concentrate on fewer geographical markets relative to large-capitalization companies.

Small-Capitalization Investing

The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some small-capitalization companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies. Small-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs, and earnings.

Market Risk

The trading prices of securities, including shares of a Fund, and other instruments may fluctuate, at times significantly, in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market, and economic developments, including, but not limited to, changes in interest rates, government regulation, and the outlook for economic growth or recession, as well as events that impact specific issuers, such as changes to an issuer’s actual or perceived creditworthiness. As a result of these and other factors, investors could lose money on their investment in a Fund.

Recent Events

The value of a Fund’s investments may be adversely affected by recent and current events occurring outside of the United States, including those affecting foreign markets (including extreme volatility, depressed valuations, and decreased liquidity), significant geopolitical events (including armed conflicts, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies (including pandemics such as the COVID-19 pandemic), among other events. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Hamas, and other militant groups in the Middle East, and related sanctions and trading restrictions have caused significant market disruptions and volatility within the markets in Russia, Europe, the Middle East, and the United States. Similarly, changes in U.S. policy may also introduce heightened risks, including economic policy and market risks, such as with the imposition of tariffs and other trade-related initiatives that could disrupt the market globally. Trade disputes and retaliatory actions, such as embargoes and other trade limitations, may reduce the profitability of companies in which a Fund invests, lead to a significant reduction in international trade, and adversely affect the growth of the global economy. The extent and duration of these and similar conflicts, policy initiatives, and tensions are impossible to predict, and they could result in significant market disruptions, including with respect to certain industries or sectors, such as the oil and the natural gas markets, and may negatively affect global supply chains, inflation, and global growth. These conflicts, policy initiatives, and tensions could adversely affect the value of certain Fund investments, as well as a Fund’s performance and liquidity, even if the Fund does not have direct investment exposure to a country involved in a particular conflict or industry directly affected by trade restrictions.

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Models and Data Risk

In implementing the Active Funds’ investment strategies, the Adviser utilizes investment models that may be proprietary or developed by third parties. These models are used to help select a Fund’s investments. A Fund is subject to the risk that its investment model may not perform as intended, including because the model may not adequately take into consideration certain factors relevant to a Fund’s investment strategy, investments, or the market environment, contains design flaws or incorporates faulty assumptions, or is informed by inaccurate or incomplete data, any of which may adversely affect the value of a Fund. Models rely on accurate market data inputs among other inputs. If inaccurate or incomplete market data is entered into a model, the results produced by the models will be incorrect. Inaccurate or incomplete data could be attributable to a variety of causes, including lack of publicly available data, data entry errors or incorrect calculations, the application of erroneous or incomplete criteria screens to collect and compile model data, or an interruption in a third party’s ability to provide such data for use by a model. Errors in the data, assumptions and/or the design of the model may occur from time to time and may not be identified and/or corrected by the Sub-Adviser or the Adviser for a significant period or at all, which may magnify the adverse effect on the Fund of any investment decisions made in reliance on the erroneous model results. In addition, those models that include a predictive element may incorrectly assess future events or market conditions, and models that seek to evaluate securities or securities markets based on certain market-related assumptions may not be able to precisely evaluate a particular security affected by events unforeseen or not assumed by the model.

In addition, the International AI Enhanced Value Fund uses an investment model that is AI-based and designed to identify companies expected to deliver outperformance based on its processing of and identification of patterns in an extensive amount of historical market data. The model’s use of AI heightens the aforementioned risks. For example, the success of the investment model is primarily driven by its ability learn from the data input into the model. As a result, the Fund is subject to the risks that the AI element fails to learn and develop as expected, reaches erroneous conclusions, and/or is constrained by human intervention. Any of these circumstances may lead to investment decisions or the inclusion or exclusion of securities that adversely affect the value of the Fund.

Non-Correlation Risk

As with all index funds, the performance of an Index Fund and its Index may vary somewhat for a variety of reasons. For example, each Index Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by its Index. In addition, an Index Fund may not be fully invested in the securities of its Index at all times or may hold securities not included in its Index or may be subject to pricing differences, differences in the timing of dividend accruals, tax gains or losses, currency convertibility and repatriation, operational inefficiencies, and the need to meet various new or existing regulatory requirements. For example, it may take several business days for additions and deletions to an Index to be reflected in the portfolio composition of an Index Fund. The use of sampling techniques may affect an Index Fund’s ability to achieve close correlation with its Index. By using a representative sampling strategy, an Index Fund generally can be expected to have a greater non-correlation risk and this risk may be heightened during times of market volatility or other unusual market conditions. In addition, when markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the Index tracking risk.

Non-Diversification Risk

Each Fund is considered to be non-diversified. This means that each Fund may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase a Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on a Fund’s performance. However, each Fund intends to satisfy the asset diversification requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), for qualification as a regulated investment company (“RIC”). See the “Taxes – Qualification as a Regulated Investment Company” section of the Statement of Additional Information (the “SAI”) for detail regarding the asset diversification requirements.

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Portfolio Turnover Risk

Each of International AI Enhanced Value Fund’s, International Multifactor Fund’s, India Hedged Equity Fund’s, and Emerging Markets Multifactor Fund’s investment strategy may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and the distribution of additional capital gains, which generate greater tax liabilities for shareholders. These factors may negatively affect the Fund’s performance.

REIT Risk

REITs are classified as equity REITs, mortgage REITs, or hybrid REITs. Equity REITs, in which the Fund will invest, own real estate directly and the value of, and income earned by, the REITs depends upon the income of the underlying properties and the rental income those properties earn. Investments in REITs are subject to the risks pertaining to real estate investments more generally and to risks specific to REITs. General real estate investment risks include decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. The value of a REIT can depend on the structure of, and cash flow generated by, the REIT. REITs are also dependent upon management skills, and vulnerable to default by borrowers and self-liquidation. In the event of a default of an underlying borrower, a REIT could experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. REITs are subject to interest rate and prepayment risks and may use leverage (and some REITs may be highly leveraged), which increases risk and could adversely affect a REIT’s operations and market value in periods of rising interest rates. REITs whose investments are concentrated in a limited number or type of properties, investments or narrow geographic area are subject to the risks affecting those properties or areas to a greater extent than a REIT with less concentrated investments. REITs are pooled investment vehicles that have expenses of their own. As a result, the Fund will indirectly bear its proportionate share of expenses paid by each REIT in which it invests. U.S. REITs also are subject to unique federal tax requirements. A U.S. REIT that fails to comply with federal income tax requirements may be subject to federal income taxation, which may affect the value of the REIT and the characterization of the REIT’s distributions. A REIT that fails to comply with the federal tax requirement that a REIT distribute substantially all of its net income to its shareholders may result in a REIT having insufficient capital for future expenditures. The failure of a company to qualify as a REIT could have adverse consequences for the Fund, including significantly reducing return to the Fund on its investment in such company. Investments in REIT equity securities may require the Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. The Fund’s investments in REIT equity securities may at other times result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for federal income tax purposes. Dividends received by the Fund from a REIT generally will not constitute qualified dividend income.

Sector Risks

Communication Services Sector Risk

The Communication Services Sector consists of companies that facilitate communication and offer content and information through various types of media, such as telecom and media companies, and certain internet retailers and software companies. Telecom companies include wireless and fixed-line telecommunications service providers and companies that provide high-density data transmission services through high bandwidth or fiber-optic cable networks. Media companies include broadcasting corporations, cable and satellite companies, advertising and publishing companies, and movie and entertainment companies. Other companies in this sector either provide internet software and services, such as social media platforms, search engines, and on-line streaming services, or home entertainment software, such as video games and digital entertainment. The Communication Services Sector is characterized by increasing competition and regulation by various regulatory authorities. Challenges facing companies in this sector include distressed cash flows due to the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology, technological innovations that make existing products and services obsolete, and satisfying consumer demand. Further, while all companies are subject to cyber security threats, companies in the Communication Services Sector may attract greater attention from hackers and be more susceptible to network security breaches and the theft of proprietary or customer information than other companies, which may have an adverse financial impact on companies in this sector.

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Consumer Discretionary Sector Risk

The Consumer Discretionary Sector includes, for example, automobile, textile and retail companies, as well as hotels, restaurants, and other leisure facilities. This sector can be significantly affected by, among other things, changes in domestic and international economies, exchange and interest rates, worldwide demand, supply chain constraints, competition, consumers’ disposable income levels, propensity to spend and consumer preferences, social trends, and marketing campaigns. Companies in the Consumer Discretionary Sector have historically been characterized as relatively cyclical and therefore more volatile in times of change.

Consumer Staples Sector Risk

The Consumer Staples Sector includes, for example, food and drug retail and companies whose primary lines of business are food, beverage, and other household items, including agricultural products. This sector can be affected by, among other things, changes in price and availability of underlying commodities, rising energy prices, and global economic conditions. Unlike the Consumer Discretionary Sector, companies in the Consumer Staples Sector have historically been characterized as non-cyclical in nature and therefore less volatile in times of change.

Energy Sector Risk

The Energy Sector includes, for example, companies engaged in exploration, production, refining, marketing, storage, and transportation of oil, gas, coal, and consumable fuels, as well as related equipment and services. The Energy Sector can be significantly affected by, among other things, worldwide economic growth, worldwide demand, political instability in the Middle East, eastern Europe, or other oil or gas producing regions, and volatile oil prices. Securities’ prices for these types of companies are affected by supply and demand, exploration, and production spending, world events and economic conditions, swift price and supply fluctuations, energy conservation, the success of exploration projects, exchange rates, interest rates, increased competition and technological advances, liabilities for environmental damage, and general civil liabilities and tax and other governmental regulatory policies. Companies in this sector may be subject to substantial government regulation and contractual fixed pricing, which may increase the cost of doing business and limit these companies’ earnings. A significant portion of revenues of these companies depends on a relatively small number of customers, including governmental entities and utilities. As a result, governmental budget constraints may have a material adverse effect on the stock prices of companies in this sector. Energy companies may also operate in or engage in transactions involving countries with less developed regulatory regimes or a history of expropriation, nationalization, or other adverse policies. As the demand for, or prices of, energy increase, the value of a Fund’s investments generally would be expected to also increase. Conversely, declines in the demand for, or prices of, energy generally would be expected to contribute to declines in the value of such securities. Such declines may occur quickly and without warning and may negatively impact the value of a Fund and your investment.

Financials Sector Risk

To the extent a Fund invests significantly in securities of, or financial instruments tied to the performance of, companies in the Financials Sector, it is subject to the risk that the Financials Sector will underperform the market as a whole due to adverse regulatory developments, market conditions or similar events affecting the Financials Sector. The Financials Sector includes companies involved in a wide variety of financial activities, including, for example, banking, consumer finance, asset management, investment banking and brokerage, insurance brokerage, reinsurance, residential and commercial mortgage servicing, and the operation of financial exchanges. Companies in the Financials Sector are subject to extensive government regulation and intervention, adverse market conditions, and increased competition, all of which may adversely affect the scope of their activities, the fees and interest rates they can charge, the amount of capital and liquid assets they must maintain, the financial commitments that they can make, profitability, and, potentially, their size. Adverse regulation or market conditions may affect the Financials Sector as a whole or specific industries or sub-industries within the Financials Sector. For example, companies in the Banks Industry, a separate industry within the Financials Sector, were particularly affected by recent market conditions that contributed to the failure of multiple regional banks. In addition, the deterioration of particular segments of the market, such as the credit market, may have particularly far-reaching and adverse effects across the Financials Sector. Events affecting the Financials Sector in the recent past resulted in an unusually high degree of volatility in the financial markets, both domestic and foreign, and caused certain companies within the sector to incur large losses further exacerbating the adverse performance of the sector as a whole. The Financials Sector is also a target for cyberattacks. Cybersecurity incidents and technology malfunctions and failures have become increasingly frequent and have caused significant losses to companies in the Financials Sector.

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Health Care Sector Risk

The Health Care Sector includes, for example, biotechnology, pharmaceutical, health care facilities, and health care equipment and supply companies. This sector can be significantly affected by, among other things, lapsing patent protection, technological developments that make drugs obsolete, government regulation, price controls, and approvals for drugs.

Industrials Sector Risk

The Industrials Sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economic growth, exchange rates, commodity prices, government and corporate spending, supply and demand for specific products and manufacturing, rapid technological developments, international political and economic developments, environmental issues, and tax and governmental regulatory policies. As the demand for, or prices of, industrials increase, the value of a Fund’s investments generally would be expected to also increase. Conversely, declines in the demand for, or prices of, industrials generally would be expected to contribute to declines in the value of such securities. Such declines may occur quickly and without warning and may negatively impact the value of a Fund and your investment.

Information Technology Sector Risk

The Information Technology Sector includes, for example, companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments, and semiconductors and related equipment and materials. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation. Challenges facing companies in the Information Technology Sector include distressed cash flows due to the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology, technological innovations that make existing products and services obsolete, and satisfying consumer demand.

Real Estate Sector Risk

Companies comprising the Real Estate Sector industries include companies operating in real estate development and management and operations, as well as companies offering real estate-related services and equity REITs. A Fund that invests in the Real Estate Sector is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Real Estate Sector. Investments in the Real Estate Sector also may subject a Fund to the risks associated with the direct ownership of real estate. The performance of companies operating in the Real Estate Sector has historically been cyclical and particularly sensitive to the overall economy and market changes, including declines in the value of real estate or, conversely, saturation of the real estate market, economic downturns and defaults by borrowers or tenants during such periods, increases in competition, limited availability of mortgage funds or other limits to accessing the credit or capital markets, and changes in interest rates. As the demand for, or prices of, real estate increase, the value of a Fund’s investments generally would be expected to also increase. Conversely, declines in the demand for, or prices of, real estate generally would be expected to contribute to declines in the value of the real estate market and REITs. Such declines may occur quickly and without warning and may negatively impact the value of a Fund and your investment.

Shares of the Funds May Trade at Prices Other Than NAV

As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of a Fund will not materially differ from a Fund’s NAV, there may be times when the market price and the NAV vary significantly, including due to timing reasons, perceptions about the NAV, supply and demand of a Fund’s shares (including disruptions in the creation/redemption process), during periods of market volatility and/or other factors. Because securities held by the Funds may trade on foreign exchanges that are closed when the Funds’ primary listing exchange is open, there are likely to be deviations between the current price of an underlying security and the security’s last quoted price from the closed foreign market. This may result in premiums and discounts that are greater than those experienced by domestic ETFs. Thus, you may pay more (or less) than NAV when you buy shares of a Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market. If an investor purchases Fund shares at a time when the market price is at a premium to the NAV of the Fund’s shares or sells at a time when the market price is at a discount to the NAV of the Fund’s shares, an investor may sustain losses. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

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Stock Connect Risks

Quota limitations risk. Stock Connect is subject to daily quota limitations on investments, which may restrict the China ex-State-Owned Enterprises Fund’s ability to invest in China A-Shares through Stock Connect on a timely basis, and the Fund may not be able to effectively pursue its investment policies. In addition, an investor cannot purchase and sell the same security on the same trading day, which may restrict the Fund’s ability to invest in A-Shares through Stock Connect and to enter into or exit trades on a timely basis.

Suspension risk. SEHK, SSE and SZSE reserve the right to suspend trading if necessary to ensure an orderly and fair market and manage risks prudently which could adversely affect the Fund’s ability to access the PRC market.

Differences in trading day. Stock Connect only operates on days when both the PRC and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. So it is possible that there are occasions when it is a normal trading day for the PRC market but Hong Kong investors (such as the Fund) cannot carry out any China A-Shares trading. The Fund may be subject to a risk of price fluctuations in China A-Shares during the time when Stock Connect is not trading as a result.

Restrictions on selling imposed by front-end monitoring. PRC regulations require that before an investor sells any share, there should be sufficient shares in the account; otherwise SSE or SZSE will reject the sell order concerned. SEHK will carry out pre-trade checking on China A-Shares sell orders of its participants (i.e., the stock brokers) to ensure there is no over-selling.

Clearing settlement and custody risks. HKSCC and ChinaClear establish the clearing links and each is a participant of the other to facilitate clearing and settlement of cross-boundary trades. As the national central counterparty of the PRC’s securities market, ChinaClear operates a comprehensive network of clearing, settlement and stock holding infrastructure. ChinaClear has established a risk management framework and measures that are approved and supervised by the CSRC. The chances of a ChinaClear default are considered to be remote.

Should the remote event of a ChinaClear default occur and ChinaClear be declared as a defaulter, HKSCC will, in good faith, seek recovery of the outstanding stocks and monies from ChinaClear through available legal channels or through ChinaClear’s liquidation. In that event, the Fund may suffer a delay in the recovery process or may not be able to fully recover its losses from ChinaClear.

The China A-Shares traded through Stock Connect are issued in scriptless form, so investors, such as the Fund, will not hold any physical China A-Shares. Hong Kong and overseas investors, such as the Fund, who have acquired Mainland Securities through Northbound trading maintain the Mainland Securities with their brokers’ or custodians’ stock accounts with the Central Clearing and Settlement System operated by HKSCC for the clearing securities listed or traded on SEHK.

Nominee arrangements in holding China A-Shares. HKSCC is the “nominee holder” of the Mainland Securities acquired by overseas investors (including the Fund) through Stock Connect. The CSRC Stock Connect rules expressly provide that investors enjoy the rights and benefits of the Mainland Securities acquired through Stock Connect in accordance with applicable laws. The CSRC has clarified that (i) the concept of nominee shareholding is recognized in China, (ii) overseas investors shall hold Mainland Securities through HKSCC and are entitled to proprietary interests in such securities as shareholders, (iii) China law does not expressly provide for a beneficial owner under the nominee holding structure to bring legal proceedings, nor does it prohibit a beneficial owner from doing so, (iv) as long as certification issued by HKSCC is treated as lawful proof of a beneficial owner’s holding of Mainland Securities under the Hong Kong Special Administrative Region law, it would be fully respected by CSRC, and (v) as long as an overseas investor can provide evidential proof of direct interest as a beneficial owner, the investor may take legal actions in its own name in PRC courts. However, the courts in the PRC may consider that any nominee or custodian as registered holder of the Mainland Securities would have full ownership thereof, and even if the concept of beneficial owner is recognized under PRC law, those Mainland Securities would form part of the pool of assets of such entity available for distribution to creditors of such entities and/or that a beneficial owner may have no rights whatsoever in respect thereof. Consequently, neither a Fund nor its custodian can ensure that the Fund’s ownership of these securities or title thereto is assured.

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Under the rules of the Central Clearing and Settlement System operated by HKSCC for the clearing of securities listed or traded on SEHK, HKSCC as nominee holder shall have no obligation to take any legal action or court proceeding to enforce any rights on behalf of the investors in respect of the Mainland Securities in the PRC or elsewhere. Therefore, although the Fund’s ownership may be ultimately recognized and the HKSCC confirmed that it is prepared to provide assistance to the beneficial owners of Mainland Securities where necessary, the Fund may suffer difficulties or delays in enforcing its rights in China A-Shares. Moreover, whether PRC courts will accept the legal action independently initiated by the overseas investor with the certification of holding Mainland Securities issued by HKSCC has yet to be tested. To the extent that HKSCC is deemed to be performing safekeeping functions with respect to assets held through it, it should be noted that a Fund and its custodian will have no legal relationship with HKSCC and no direct legal recourse against HKSCC in the event that the Fund suffers losses resulting from the performance or insolvency of HKSCC.

China A-Share market suspension risks. Only certain A-Shares are eligible to be accessed through Stock Connect. Such securities may lose their eligibility at any time, in which case they could be sold but could no longer be purchased through Stock Connect. China A-Shares may only be bought or sold where the relevant A-Shares are traded on the SSE or the SZSE, as appropriate. Given that the A-Share market is considered volatile and unstable (with the risk of suspension of a particular stock, and/or the whole market, and/or government intervention), the subscription and redemption of shares may also be disrupted. An Authorized Participant is unlikely to redeem or subscribe shares if it considers that A-Shares may not be available.

Investor compensation. The Fund will not benefit from the China Securities Investor Protection Fund in mainland China. The China Securities Investor Protection Fund is established to pay compensation to investors in the event that a securities company in mainland China is subject to compulsory regulatory measures (such as dissolution, closure, bankruptcy, and administrative takeover by the China Securities Regulatory Commission). Since the Fund is carrying out trading of China A-Shares through securities brokers in Hong Kong, but not mainland China brokers, therefore, it is not protected by the China Securities Investor Protection Fund. That said, if the Fund suffers losses due to default matters of its securities brokers in Hong Kong in relation to the investment of China A-Shares through Stock Connect, it would be compensated by Hong Kong’s Investor Compensation Fund.

Trading costs. In addition to paying trading fees and stamp duties in connection with China A-Share trading, the Fund may be subject to new portfolio fees, dividend tax and tax concerned with income arising from stock transfers which are yet to be determined by the relevant authorities.

Operational risk. Stock Connect provides a new channel for investors from Hong Kong and overseas, such as the Fund, to access the China stock market directly. Stock Connect is premised on the functioning of the operational systems of the relevant market participants. Market participants are able to participate in this program subject to meeting certain information technology capability, risk management and other requirements as may be specified by the relevant exchange and/or clearing house.

The securities regimes and legal systems of the two markets differ significantly and in order for the trial program to operate, market participants may need to address issues arising from the differences on an on-going basis. Further, the “connectivity” in Stock Connect program requires routing of orders across the border. This has and will continue to require the development of new information technology systems on the part of the SEHK and exchange participants. There is no assurance that the systems of the SEHK and market participants will function properly or will continue to be adapted to changes and developments in both markets. In the event that the relevant systems failed to function properly, trading in both markets through the program could be disrupted. The Fund’s ability to access the China A-Share market (and hence to pursue their investment strategy) will be adversely affected.

Regulatory risk. The CSRC Stock Connect rules are departmental regulations having legal effect in the PRC. However, the application of such rules is untested, and there is no assurance that PRC courts will recognize such rules, e.g., in liquidation proceedings of PRC companies.

Stock Connect is novel in nature and is subject to regulations promulgated by regulatory authorities and implementation rules made by the stock exchanges in the PRC and Hong Kong. Further, new regulations may be promulgated from time to time by the regulators in connection with operations and cross-border legal enforcement in connection with cross-border trades through Stock Connect.

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The regulations are untested so far and there is no certainty as to how they will be applied. Moreover, the current regulations are subject to change. There can be no assurance that Stock Connect will not be abolished. The Fund, which may invest in the PRC markets through Stock Connect, may be adversely affected as a result of such changes.

Subsidiary Investment Risk

The India Earnings Fund indirectly holds certain of its investments in Indian equity securities through its WisdomTree Subsidiary. The WisdomTree Subsidiary is not a registered investment company under the 1940 Act. Because the WisdomTree Subsidiary is not directly subject to all of the investment protections of the 1940 Act, the India Earnings Fund may not have all of the protections offered to shareholders of registered investment companies. The Fund’s Board of Trustees has oversight responsibility for the Fund’s investment activities, including its investment in the WisdomTree Subsidiary. The India Earnings Fund is exposed to the risks of the WisdomTree Subsidiary, which is exposed to the risks of investing in Indian securities, as well as the risks of operating as an offshore investment vehicle organized in and subject to the laws of the Republic of Mauritius. Changes in the laws of the United States, India and/or the Republic of Mauritius could result in the inability of the India Earnings Fund, the WisdomTree Subsidiary, or both, to operate as intended, which could negatively affect the Fund and its shareholders.

Tax Risk in China

Uncertainties in PRC tax rules governing taxation of income and gains from investments in A-Shares could result in unexpected tax liabilities for the China ex-State-Owned Enterprises Fund. The Fund’s investments in securities, including A-Shares, issued by PRC companies may cause the Fund to become subject to withholding and other taxes imposed by the PRC.

If the Fund were considered to be a tax resident of the PRC, it would be subject to PRC corporate income tax at the rate of 25% on its worldwide taxable income. If the Fund were considered to be a non-resident enterprise with a “permanent establishment” in the PRC, it would be subject to PRC corporate income tax of 25% on the profits attributable to the permanent establishment. The Adviser and Sub-Adviser intend to operate the Fund in a manner that will prevent it from being treated as a tax resident of the PRC and from having a permanent establishment in the PRC. It is possible, however, that the PRC could disagree with that conclusion or that changes in PRC tax law could affect the PRC corporate income tax status of the Fund.

The PRC generally imposes withholding income tax at a rate of 10% on dividends, premiums, interest and capital gains originating in the PRC and paid to a company that is not a resident of the PRC for tax purposes and that has no permanent establishment in China. The withholding is in general made by the relevant PRC tax resident company making such payments. In the event the relevant PRC tax resident company fails to withhold the relevant PRC withholding income tax or otherwise fails to pay the relevant withholding income tax to the PRC tax authorities, the competent PRC tax authorities may, at their sole discretion, impose tax obligations on the Fund.

The Ministry of Finance of the PRC, the State Administration of Taxation of the PRC and the CSRC (collectively, the “PRC Tax Authorities”) issued the “Notice on the Pilot Program of Shanghai-Hong Kong Stock Connect” Caishui [2014] No.81 (Notice 81), on October 31, 2014, which states that the capital gain from disposal of A-Shares by foreign investors enterprises via the Shanghai-Hong Kong Stock Connect program will be temporarily exempt from withholding income tax. Notice 81 also states that the dividends derived from A-Shares by foreign investor enterprises is subject to 10% withholding income tax.

The PRC Tax Authorities issued the “Notice on the Pilot Program of Shenzhen-Hong Kong Stock Connect” Caishui [2016] No.127 (Notice 127)” on November 5, 2016, which states that the capital gain from disposal of A-Shares by foreign investors enterprises via the Shenzhen-Hong Kong Stock Connect program will be temporarily exempt from withholding income tax. Notice 127 also states that the dividends derived from A-Shares by foreign investor enterprises is subject to 10% withholding income tax.

There is no indication of how long the temporary exemption will remain in effect and the Fund may be subject to such withholding income tax in the future. If, in the future, China begins applying tax rules regarding the taxation of income from investments through Stock Connect and/or begins collecting capital gains taxes on such investments, the Fund could be subject to withholding income tax liability if the Fund determines that such liability cannot be reduced or eliminated by applicable tax treaties. The PRC Tax Authorities may, in the future, issue further guidance in this regard and with potential retrospective effect. The negative impact of any such tax liability on the Fund’s return could be substantial.

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In light of the uncertainty as to how gains or income that may be derived from the Fund’s investments in the PRC will be taxed, the Fund reserves the right to provide for withholding tax on such gains or income and withhold tax for the account of the Fund. Withholding tax may already be withheld at a broker/custodian level. If the Fund expects such withholding tax on trading in A-Shares to be imposed, it reserves the right to establish a reserve for such tax. If the Fund establishes such a reserve but is not ultimately subject to the tax, shareholders who redeemed or sold their shares while the reserve was in place will effectively bear the tax and may not benefit from the later release, if any, of the reserve. Conversely, if the Fund does not establish such a reserve but ultimately is subject to the tax, shareholders who redeemed or sold their shares prior to the tax being withheld, reserved or paid will have effectively avoided the tax, even if they benefited from the trading that precipitated the Fund’s payment of it. Investors should note that such provision may be excessive or inadequate to meet actual withholding tax liabilities (which could include interest and penalties) on the Fund’s investments. As a result, investors may be advantaged or disadvantaged depending on the final rules of the relevant PRC tax authorities.

Any tax provision, if made, will be reflected in the NAV of the Fund at the time of debit or release of such provision and thus will impact shares which remain in the Fund at the time of debit or release of such provision. If the actual applicable tax levied by PRC tax authorities is greater than that provided for by the Fund so that there is a shortfall in the tax provision amount, investors should note that the NAV of the Fund may suffer more than the tax provision amount as the Fund will ultimately have to bear the additional tax liabilities. In this case, the then-existing and subsequent investors will be disadvantaged. On the other hand, if the actual applicable tax levied by PRC tax authorities is less than that provided for by the Fund so that there is an excess in the tax provision amount, investors who have redeemed Fund shares before the PRC tax authorities’ ruling, decision or guidance in this respect will be disadvantaged as they would have borne the loss from the Fund’s overprovision. In this case, the then-existing and subsequent investors may benefit if the difference between the tax provision and the actual taxation liability can be returned to the account of the Fund as assets thereof. In case of having excess in the tax provision amount (for example, the actual applicable tax levied by PRC tax authorities is less than the tax provision amount or due to a change in provisioning by the Fund), such excess shall be treated as property of the Fund and investors who have already transferred or redeemed their shares in the Fund will not be entitled or have any right to claim any part of the amount representing the excess.

Stamp duty under the PRC laws generally applies to the execution and receipt of taxable documents, which include contracts for the sale of A-Shares traded on PRC stock exchanges. In the case of such contracts, the stamp duty is currently imposed on the seller but not on the purchaser, at the rate of 0.1%. According to the announcement jointly issued by the Ministry of Finance and the State Administration of Taxation of the PRC, starting from August 28, 2023, the stamp duty on securities transactions is reduced by half. While overseas investors currently are exempt from value added taxes (currently at the rate of 6%) on capital gains derived from trading of A-Shares through Stock Connect, the PRC tax rules could be changed which could result in unexpected tax liabilities for the Fund. In addition, urban maintenance and construction tax (currently at rates ranging from 1% to 7%), educational surcharge (currently at the rate of 3%) and local educational surcharge (currently at the rate of 2%) (collectively, the “surtaxes”) are imposed based on value added tax liabilities, so if the Fund were liable for value added tax it would also be required to pay the applicable surtaxes.

The PRC rules for taxation of Stock Connect are evolving and certain of the tax regulations to be issued by the PRC State Administration of Taxation and/or PRC SAFE to clarify the subject matter may apply retrospectively, even if such rules are adverse to the Fund and its investors. The imposition of such taxes, particularly on a retrospective basis, could have a material adverse effect on the Fund’s returns. Before further guidance is issued and is well established in the administrative practice of the PRC tax authorities, the practices of the PRC tax authorities that collect PRC taxes relevant to the Fund may differ from, or be applied in a manner inconsistent with, the practices with respect to the analogous investments described herein or any further guidance that may be issued. The value of the Fund’s investment in the PRC and the amount of its income and gains could be adversely affected by an increase in tax rates or change in the taxation basis.

The above information is only a general summary of the potential PRC tax consequences that may be imposed on the Fund and its investors either directly or indirectly and should not be taken as a definitive, authoritative or comprehensive statement of the relevant matter. Investors should seek their own tax advice on their tax position with regard to their investment in the Fund.

WisdomTree Trust Prospectus 209

The PRC government has implemented a number of tax reform policies in recent years. The current tax laws and regulations may be revised or amended in the future. Any revision or amendment in tax laws and regulations may affect the after-taxation profit of PRC companies and foreign investors in such companies, such as the Fund.

Tax Risk in India

The Double Taxation Avoidance Agreement between India and Mauritius (“tax treaty”) was re-negotiated by way of a protocol in 2016 (“2016 Protocol”). Under the 2016 Protocol, the purchase of Indian shares by Mauritius entities, made on or after April 1, 2017, will be subject to capital gains tax in India. The application of the 2016 Protocol to the India Earnings Fund or the WisdomTree Subsidiary could result in the imposition of various taxes on the WisdomTree Subsidiary or the India Earnings Fund by India, which could reduce the return to the India Earnings Fund on its investments.

Further, recently, India and Mauritius have signed a Protocol with the intent to amend the tax treaty (“2024 Protocol”) whereby minimum standards of anti-abuse provisions, i.e., the Preamble and the Principal Purpose Test (“PPT”), have been introduced in line with Multilateral Instrument (“MLI”) provisions. As per the 2024 Protocol, a benefit under the treaty will not be granted where it is proved that obtaining tax treaty benefit was one of the principal purposes of the arrangement unless the benefit is in accordance with the object and purpose of the tax treaty. As per the terms of the 2024 Protocol, it is to come into effect upon completion of notification of the protocol in each of Mauritius and India. Currently, the notification has not yet been undertaken in either jurisdiction. Once notified, it may have a potentially adverse impact on the treaty benefits available to the WisdomTree Subsidiary and the India Earnings Fund.

Furthermore, the Central Board of Direct Taxes (“CBDT”), vide Circular No. 1 of 2025 (“PPT Circular”), inter alia, clarified that (i) the application of PPT is a factspecific exercise which should be carried out on a case-by-case basis and (ii) the PPT provisions under India’s tax treaties will be applied prospectively. The BDT has additionally clarified that grandfathering benefits of capital gains arising from transfer of shares of an Indian company (acquired prior to April 1, 2017) by residents of Mauritius will be outside the purview of PPT of the tax treaty.

Additional Non-Principal Risk Information

Trading. Although each Fund’s shares are listed for trading on NYSE Arca, Inc., NASDAQ, or Cboe BZX Exchange, Inc. (each, a “Listing Exchange”) and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Listing Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. The trading market in a Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for a Fund’s holdings or due to irregular trading activity in the markets. Trading in shares may be halted due to market conditions or for reasons that, in the view of the Listing Exchange, make trading in shares inadvisable. In addition, trading in shares on the Listing Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Listing Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Listing Exchange necessary to maintain the listing of a Fund will continue to be met or will remain unchanged or that Fund shares will trade with any volume, or at all, on any stock exchange.

Costs of Buying or Selling Shares. Investors buying or selling a Fund’s shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of a Fund’s shares. In addition, secondary market investors also will incur the cost of the difference between the price that an investor is willing to buy shares (the “bid” price) and the price at which an investor is willing to sell shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread for a Fund’s shares varies over time based on the trading volume and market liquidity of a Fund’s shares and in some cases, the trading volume and market liquidity of a Fund’s holdings. Increased trading volume and market liquidity generally have the effect of reducing a fund’s bid/ask spread. Further, a relatively small investor base, asset swings, and/or increased market volatility may increase a fund’s bid/ask spread. Shares of the Funds, similar to shares of other issuers listed on a securities exchange, may be sold short and are, therefore, subject to the risk of increased volatility associated with short selling. Due to the costs of buying or selling a Fund’s shares, including bid/ask spreads, frequent trading of a Fund’s shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly trading small investments.

Securities Lending. Securities lending subjects the Funds to the risk that the borrower of its securities may fail to return the loaned securities or deliver the proper amount of collateral, which may result in a loss to the Funds. In addition, in the event of the bankruptcy of or other default by the borrower, the Funds could experience losses or delays in recovering the loaned securities or foreclosing on collateral. In some cases, these risks may be mitigated by the indemnification provided by a Fund’s securities lending agent. It also is possible that a Fund’s securities lending agent could experience financial difficulties or bankruptcy. Should such circumstances arise, the Funds may not receive the fees it has earned and is owed under the securities lending program, and may have difficulty and confront delays in retrieving its loaned securities and/or collateral. In addition, although a Fund receives and invests cash collateral in a conservative manner, it is possible that it could lose money from such an investment or fail to earn sufficient income from its investment to cover the fee or rebate that it has agreed to pay the borrower.

210 WisdomTree Trust Prospectus

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Funds may have a limited number of financial institutions that may serve as Authorized Participants. Only Authorized Participants who have entered into agreements with the Distributor (as defined below) may engage in creation or redemption transactions directly with the Funds. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. A Fund’s shares may trade at a prolonged and material premium or discount to NAV (or not trade at all) and possibly face trading halts and/or delisting if either of the following events occur: (i) Authorized Participants exit the business, experience a significant business disruption (including through the types of disruptions described under “Cybersecurity Risk” and “Operational Risk”), or otherwise become unable or unwilling to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business, experience a significant business disruption (including through the types of disruptions described under “Cybersecurity Risk” and “Operational Risk”), or significantly reduce their business activities and no other entities step forward to make and support markets in a Fund’s shares or otherwise facilitate liquidity in the markets.

This risk may be heightened to the extent that a Fund invests in derivatives or securities that trade on foreign exchanges or in markets that require foreign securities settlement and/or because Authorized Participants may be required to post collateral in relation to securities settlement, which only certain Authorized Participants may be able to do or are interested in doing.

Operational Risk. The Funds and their service providers, including the Adviser, Sub-Adviser, administrator, custodian, and transfer agent, may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, and technology or systems failures, any of which may have an adverse effect on the management or operations of the Funds, including its ability to create and redeem shares. Although the Funds and their service providers seek to mitigate these operational risks through their internal controls and operational risk management processes, these measures may not identify or may be inadequate to address all such risks.

Portfolio Holdings Information

Information about each Fund’s daily portfolio holdings, including their identities and quantities, is available at www.wisdomtree.com/investments. Each Fund also discloses its complete portfolio holdings as of the end of its fiscal year (March 31) and its second fiscal quarter (September 30) in its reports to shareholders. Each Fund files its complete portfolio holdings as of the end of its first and third fiscal quarters (June 30 and December 31, respectively) with the SEC in Part F of Form N-PORT no later than 60 days after the relevant fiscal period. You can find the SEC filings on the SEC’s website, www.sec.gov, or by calling WisdomTree Trust at 1-866-909-WISE (9473). A summary of each Fund’s portfolio holdings disclosure policies and procedures is included in the SAI.

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Management

Investment Adviser

As the Adviser, WisdomTree Asset Management has overall responsibility for the general management and administration of the WisdomTree Trust (the “Trust”), including each of its separate investment portfolios called “Funds.” WisdomTree Asset Management is a registered investment adviser with offices located at 250 West 34th Street, 3rd Floor, New York, New York 10119, and is a leader in ETF management. As of June 30, 2025, WisdomTree Asset Management had assets under management totaling approximately $85.2 billion. WisdomTree* is the parent company of WisdomTree Asset Management.

WisdomTree Asset Management provides and oversees the implementation of an investment program for each Fund. WisdomTree Asset Management also provides proactive oversight of the Sub-Advisers, defined below, including daily monitoring of each Sub-Adviser’s purchase and sale of Fund holdings, and regular review of each Sub-Adviser’s investment performance. In addition, WisdomTree Asset Management arranges for sub-advisory, transfer agency, custody, fund administration, securities lending, and all other non-distribution-related services necessary for the Funds to operate.

*	“WisdomTree” is a registered mark of WisdomTree and has been licensed for use by the Trust.

For the fiscal year ended March 31, 2025, the Funds paid management fees to the Adviser, as a percentage of average daily net assets, in the amounts listed below.

Name of Fund	Management Fee
International Equity Fund	0.48%
International High Dividend Fund	0.58%
International LargeCap Dividend Fund	0.48%
International MidCap Dividend Fund	0.58%
International SmallCap Dividend Fund	0.58%
International AI Enhanced Value Fund	0.58%
International Quality Dividend Growth Fund	0.42%
International Multifactor Fund	0.38%
Europe Quality Dividend Growth Fund	0.58%
Europe SmallCap Dividend Fund	0.58%
Japan SmallCap Dividend Fund	0.58%
Japan Hedged Equity Fund	0.48%
Japan Opportunities Fund	0.58%
Europe Hedged Equity Fund	0.58%
European Opportunities Fund	0.58%
International Hedged Quality Dividend Growth Fund	0.58%
India Hedged Equity Fund	0.63%
Global High Dividend Fund	0.58%
Global ex-U.S. Quality Dividend Growth Fund	0.42%
New Economy Real Estate Fund	0.58%
Emerging Markets High Dividend Fund	0.63%
Emerging Markets SmallCap Dividend Fund	0.58%
Emerging Markets Quality Dividend Growth Fund	0.32%
Emerging Markets Multifactor Fund	0.48%
Emerging Markets ex-State-Owned Enterprises Fund	0.32%
India Earnings Fund	0.83%
China ex-State-Owned Enterprises Fund	0.32%

212 WisdomTree Trust Prospectus

Pursuant to the terms of the Investment Advisory Agreement between the Trust, on behalf of the Funds, and the Adviser (the “Investment Advisory Agreement”) for each Fund, WisdomTree Asset Management has agreed to pay generally all expenses of each Fund, subject to certain exceptions. For a detailed description of the Investment Advisory Agreement, please see the “Management of the Trust” section of the SAI. Pursuant to a separate contractual arrangement, WisdomTree Asset Management arranges for the provision of chief compliance officer (“CCO”) services with respect to each Fund, and is liable and responsible for, and administers payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WisdomTree Asset Management receives a fee of up to 0.0044% of each Fund’s average daily net assets for providing such services and paying such expenses. WisdomTree Asset Management provides CCO services to the Trust.

The basis for the Board of Trustees’ (the “Board”) approval of the Investment Advisory Agreement for each Fund is available in the Trust’s Semi-Annual Financial Statements and Other Information for the period ended September 30, 2024, which is included as part of each Fund’s Form N-CSR.

Sub-Advisers

Mellon Investments Corporation (“Mellon”): Mellon is responsible for the day-to-day management of each Fund, except for the International AI Enhanced Value Fund. Mellon, a registered investment adviser, is a leading innovator in the investment industry and manages global quantitative-based investment strategies for institutional and private investors. Its principal office is located at 500 Ross Street, Pittsburgh, Pennsylvania 15258. As of March 31, 2025, Mellon had assets under management totaling approximately $901.6 billion. Mellon is an independently operated indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company. Mellon chooses each Fund’s portfolio investments and places orders to buy and sell the portfolio investments. Mellon also serves as sub-adviser for the WisdomTree Subsidiary and is responsible for the WisdomTree Subsidiary’s day-to-day management. Mellon chooses the WisdomTree Subsidiary’s portfolio investments and places orders to buy and sell the WisdomTree Subsidiary’s portfolio investments. WisdomTree Asset Management pays Mellon for providing sub-advisory services to each of the Funds sub-advised by Mellon.

Voya Investment Management Co. LLC (“Voya IM”): Voya IM is responsible for the day-to-day management of the International AI Enhanced Value Fund. Voya IM, a registered investment adviser, is a leading innovator in the investment industry and manages global quantitative-based investment strategies for institutional and private investors. Its principal office is located at 200 Park Avenue, New York, New York 10166. As of March 31, 2025, Voya IM had assets under management totaling approximately $342 billion.1 The Sub-Adviser is a wholly-owned indirect subsidiary of Voya Financial, Inc., a publicly traded financial holding company. Voya IM chooses the portfolio investments of the Fund and places orders to buy and sell the portfolio investments. WisdomTree Asset Management pays Voya IM for providing sub-advisory services to the Fund.

All Funds. The basis for the Board’s approval of the Investment Sub-Advisory Agreement for each Fund is available in the Trust’s Semi-Annual Financial Statements and Other Information for the period ended September 30, 2024.

WisdomTree Asset Management may hire one or more sub-advisers to perform the day-to-day portfolio management activities for the Funds, subject to its oversight. WisdomTree Asset Management and the Trust have received an exemptive order from the SEC that permits, among other things, WisdomTree Asset Management, with the approval of the Independent Trustees of the Trust, to hire unaffiliated investment sub-advisers for each Fund, without submitting the sub-advisory agreement to a vote of the Fund’s shareholders. The Trust, however, would notify shareholders in the event a new sub-adviser is hired or an existing sub-adviser is terminated and/or replaced. WisdomTree Asset Management has ultimate responsibility for the investment performance of the Funds due to its responsibility to oversee any sub-adviser and recommend its hiring, termination, and replacement.

[1]	Voya IM assets of $342 billion are calculated on a market value basis for all accounts. Voya IM assets of $345 billion, as reported in Voya Financial SEC filings, represent revenue generating assets for which Voya Investment Management LLC and the registered investment advisers it wholly owns, has full discretionary investment management responsibility.

Portfolio Managers

Mellon

Each Mellon Fund is managed by Mellon’s Equity Index Strategies portfolio management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Funds’ portfolios are identified below.

Marlene Walker-Smith, a Senior Director and Chief Investment Officer, has been with Mellon since 1995. Ms. Walker-Smith oversees both the Equity Index and Fixed Income Index Portfolio Management Teams. Previously, she served as a Senior Director, Head of Equity Index Portfolio Management and equity trader for Mellon. Prior to joining the firm, Ms. Walker-Smith was a trader for Banc One Investment Advisors Corporation and a brokerage services manager for Mid Atlantic Capital Corporation. She has been in the investment industry since 1990. Ms. Walker-Smith earned an MBA in finance from the University of Pittsburgh and a BA in history and Russian from Washington & Jefferson College.

WisdomTree Trust Prospectus 213

David France, CFA, a Senior Vice President, has been with Mellon since 2009. Mr. France is a senior portfolio manager and team manager in the equity index portfolio management group. He manages and leads a team of portfolio managers responsible for US and non-US equity index portfolios. Prior to joining the firm, he was an investment advisor with PNC Wealth Management. Previously, he worked as an investment analyst with Greycourt, an independent advisory firm serving wealthy families and foundations, and before that he held various fixed income and equity support positions at T. Rowe Price. He has been in the investment industry since 1995. Mr. France earned an MS in finance from Loyola University Maryland and a BSBA in accounting from Duquesne University. He holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.

Todd Frysinger, CFA, a Senior Vice President, has been with Mellon since 2007. Mr. Frysinger is a senior portfolio manager and team manager in the equity index portfolio management group. He manages and leads a team of portfolio managers responsible for US and non-US equity index portfolios. Prior to joining the firm, Mr. Frysinger served as assistant portfolio manager for Mellon Financial Corporation’s Corporate Treasury group, managing fixed income investment portfolios. He has been in the investment industry since 1996. Mr. Frysinger earned an MS in finance from Boston College and a BS in finance and management from Elizabethtown College. He holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.

Vlasta Sheremeta, CFA, a Senior Vice President, has been with Mellon since 2011. Ms. Sheremeta is a senior portfolio manager and team manager in the equity index portfolio management group. She manages and leads a team of portfolio managers responsible for US and non-US equity index portfolios. Prior to joining the firm, she provided trade execution support to the FX trading desk at BNY Mellon. She has been in the investment industry since 2010. Ms. Sheremeta earned an MBA from Carnegie Mellon University and a BS in business administration from the University of Pittsburgh. She holds the CFA® designation and is a member of the CFA Institute and the CFA Society of Pittsburgh.

Michael Stoll, a Senior Vice President, has been with Mellon since 2005. Mr. Stoll is a senior portfolio manager and team manager in equity index portfolio management group. He manages and leads a team of portfolio managers responsible for US and non-US equity index portfolios. Prior to joining the firm, he was a senior manager in consulting engineering at Northgate Environmental Management. He has been in the investment industry since 2005. Mr. Stoll earned an MBA and an MS in geotechnical engineering from the University of California at Berkeley and a BS in civil engineering from the University of California at Irvine.

Voya IM

International AI Enhanced Value Fund

The Fund is managed by Voya IM’s Quantitative Equities Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.

Vincent Costa is Chief Investment Officer, Equities, at Voya IM. He is also the Head of the Global Quantitative Equity Team and serves as a portfolio manager for the active quantitative and fundamental large cap value strategies. Previously at Voya IM, he was the Head of Portfolio Management for Quantitative Equity. Prior to joining Voya IM, he managed quantitative equity investments at both Merrill Lynch Investment Management and Bankers Trust Company. Mr. Costa earned an MBA in finance from New York University’s Stern School of Business and a BS in quantitative business analysis from Pennsylvania State University, and he is a CFA® Charterholder.

214 WisdomTree Trust Prospectus

Russell Shtern is a Portfolio Manager – Machine Intelligence at Voya IM. Prior to joining Voya IM, he was a senior portfolio manager for Franklin Templeton Investment Solutions group from October of 2020. Mr. Shtern was responsible for managing smart beta and active multi-factor equity strategies. Prior to Franklin Templeton, he was head of equity portfolio management and trading and a member of the global equity management team for QS Investors (Legg Mason affiliate), a quantitative multi-asset and equity manager. Before joining QS Investors in 2010, Mr. Shtern was a member of its predecessor, Deutsche Asset Management Quantitative Strategies group, where he served as a lead portfolio manager for Diversification Based Investing Equity and Tax Managed Equity strategies. Prior to this, he spent 3 years at Deutsche Bank Securities supporting equity derivatives and global program trading efforts. Mr. Shtern holds a bachelor of business administration with honors from Pace University, with a concentration in finance and a minor in economics. He also holds the CFA® designation.

The Funds’ SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of shares in the Funds.

WisdomTree Trust Prospectus 215

Additional Information on Buying and Selling Fund Shares

Most investors will buy and sell shares of the Funds in secondary market transactions through broker-dealers at market prices, which may be greater than (premium) or less than (discount) the NAV of the Funds’ shares. Shares of the Funds trade on the Listing Exchange and elsewhere during the trading day and can be bought and sold throughout the trading day like other shares of publicly traded securities. When buying or selling shares through a broker, most investors will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered prices in the secondary market for shares. Shares of the Funds trade under the trading symbols listed on the cover of this Prospectus. Recent information regarding a Fund’s NAV, market price, premiums and discounts, and bid/ask spreads is available on the Fund’s website at www.wisdomtree.com/investments.

Share Trading Prices

Transactions in Fund shares will be priced at NAV only if you are an institutional investor (e.g., broker-dealer) that has signed an agreement with the Distributor (as defined below) and you thereafter purchase or redeem shares directly from a Fund in Creation Units. As with other types of securities, the trading prices of shares in the secondary market can be affected by market forces such as supply and demand, economic conditions and other factors. The price you pay or receive when you buy or sell your shares in the secondary market may be more or less than the NAV of such shares.

Determination of Net Asset Value

The NAV of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the Listing Exchange, generally 4:00 p.m., New York Time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Each Fund’s net assets are comprised of its portfolio securities and other investments and assets, including cash and net investment income and realized and unrealized capital gains that have previously been earned but not yet distributed. As a result, when a shareholder purchases shares of a Fund, part of the NAV is often comprised of such income and gains prior to the purchase, which are included in the purchase price paid by the shareholder. Further, any payment of an income dividend or distribution of capital gains will result in a decrease in a Fund’s NAV.

In calculating its NAV, a Fund generally values: (i) equity securities (including common stocks and preferred stock) traded on any recognized U.S. or non-U.S. exchange at the last sale price or official closing price on the exchange or system on which they are principally traded; (ii) unlisted equity securities (including preferred stock) at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price; and (iii) fixed income securities at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. In addition, a Fund may invest in money market funds which are valued at their NAV per share and affiliated ETFs which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the affiliated ETF has not traded on its principal exchange.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency. Futures contracts are valued on the basis of the last sale price as of 4:00 p.m. on the valuation date. In the event that the exchange for a specific futures contract closes earlier than the NAV Calculation Time, the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until the NAV Calculation Time to determine if fair valuation would provide a more accurate valuation.

Pursuant to Board-approved valuation procedures established by the Trust and the Adviser, the Board has appointed the Adviser as each Fund’s valuation designee (the “Valuation Designee”) to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Adviser has established procedures for its fair valuation of each Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation.

216 WisdomTree Trust Prospectus

Fair value pricing is used by the Valuation Designee when reliable market quotations are not readily available or are not deemed to reflect current market values and when the instrument to be priced is not a security. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed by the Valuation Designee, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Dividends and Distributions

Each Fund intends to pay dividends, if any, on a quarterly basis but in any event no less frequently than annually. Nonetheless, a Fund may not make a dividend payment every quarter.

Each Fund intends to distribute its net realized capital gains, if any, to investors annually. On occasion, a Fund may be required or determine to make one or more supplemental distributions of its net realized capital gains during the year. Distributions in cash may be reinvested automatically in additional whole shares of a Fund only if the broker through whom you purchased shares makes such option available. Your broker is responsible for distributing any income and capital gains distributions to you.

Book Entry

Shares of the Funds are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of each Fund.

Investors owning shares of the Funds are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares of the Funds. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations, and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any securities that you hold in book-entry or “street name” form. Your broker will provide you with account statements, confirmations of your purchases and sales, and tax information.

Delivery of Shareholder Documents – Householding

Householding is an option available to certain investors of the Funds. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Funds is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Frequent Purchases and Redemptions of Fund Shares

The Funds have adopted policies and procedures with respect to frequent purchases and redemptions of Creation Units of Fund shares. Only Authorized Participants are authorized to purchase and redeem shares directly from the Funds, and their purchase and redemption transactions are essential to the operation of the Funds. In addition to helping to ensure there is an adequate supply of Fund shares to meet secondary market trading demand, Authorized Participants’ purchase and redemption transactions also generally help to keep the trading prices of the Fund shares in line with their NAV per share. The Funds may engage in in-kind transactions with Authorized Participants. In-kind purchase and redemption transactions generally do not give rise to the adverse consequences commonly associated with frequent purchases and redemptions of fund shares because they do not require a fund to sell portfolio holdings to raise cash to meet redemptions, which may increase portfolio transaction costs and potentially result in adverse tax consequences, such as the realization of capital gains, or to hold a significant amount of cash to meet redemptions or while awaiting investment opportunities to invest share purchase proceeds, which can lead to increased tracking error or reduced returns. Accordingly, it is the policy of each Fund to accommodate frequent purchases and redemptions of Fund shares by Authorized Participants. To mitigate any adverse consequences of frequent purchases and redemptions, particularly for those Funds that transact with Authorized Participants on a cash-basis, the Funds employ fair value pricing and impose transaction fees on purchases and redemptions of Creation Units to cover the costs incurred by the Funds in executing such trades. In addition, each Fund reserves the right to impose restrictions on disruptive, excessive, or short-term trading as well as to reject any purchase order at any time.

WisdomTree Trust Prospectus 217

Investments by Investment Companies

Section 12(d)(1) of the Investment Company Act of 1940 (the “1940 Act”) restricts investments by investment companies in the securities of other registered investment companies, including shares of the Funds. Registered investment companies are permitted to invest in a Fund beyond the limits set forth in Section 12(d)(1) of the 1940 Act subject to certain terms and conditions set forth in Rule 12d1-4 under the 1940 Act, including that such investment companies enter into an agreement with the Fund. However, a Fund may not be permitted to accept such an investment by another investment company if the Fund is currently invested in the securities of other investment companies beyond the limits set forth in Section 12(d)(1)(A). Any investment company interested in purchasing shares of a Fund in amounts that would cause it to exceed the restrictions of Section 12(d)(1) should first contact the Trust to determine if the Fund may accept such investment.

218 WisdomTree Trust Prospectus

Additional Tax Information

The following discussion is a summary of certain important U.S. federal income tax considerations generally applicable to investments in the Funds. Your investment in a Fund may have other tax implications. Please consult your tax advisor about the tax consequences of an investment in Fund shares, including the possible application of foreign, state, and local tax laws.

Each Fund has elected or intends to elect to qualify each year for treatment as a RIC. If it meets certain minimum distribution requirements, a RIC is not subject to tax at the Fund level on income and gains from investments that are timely distributed to shareholders. However, a Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in Fund-level taxation and consequently a reduction in income available for distribution to shareholders.

Unless you are a tax-exempt entity or your investment in Fund shares is made through a tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:

■	A Fund makes distributions;

■	You sell Fund shares; and

■	You purchase or redeem Creation Units (Authorized Participants only).

Taxes on Distributions

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income or qualified dividend income. Taxes on distributions of capital gains (if any) are determined by how long a Fund owned the assets that generated them, rather than how long a shareholder has owned Fund shares. Sales of assets held by a Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by a Fund for one year or less generally result in short-term capital gains and losses. Distributions of a Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are properly reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains. For non-corporate shareholders, long-term capital gains are generally subject to tax at reduced rates. Distributions of short-term capital gains will generally be taxable as ordinary income. Distributions reported by a Fund as “qualified dividend income” are generally taxed to non-corporate shareholders at rates applicable to long-term capital gains, provided holding period and other requirements are met. “Qualified dividend income” generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that the Fund received in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market. However, to the extent a Fund lends its securities and receives substitute dividend payments, such payments are not expected to generate qualified dividend income when distributed to shareholders. The trading strategies of certain Funds may limit their ability to make distributions eligible for the reduced tax rates applicable to qualified dividend income. Additionally, since each Fund’s income is derived primarily from investments other than stock of U.S. corporations, it is not expected that dividends paid by a Fund will qualify for the dividends received deduction for corporate shareholders.

A RIC that receives business interest income may pass through its net business interest income for purposes of the tax rules applicable to the interest expense limitations under Section 163(j) of the Code. A RIC’s total “Section 163(j) Interest Dividend” for a tax year is limited to the excess of the RIC’s business interest income over the sum of its business interest expense and its other deductions properly allocable to its business interest income. A RIC may, in its discretion, designate all or a portion of ordinary dividends as Section 163(j) Interest Dividends, which would allow the recipient shareholder to treat the designated portion of such dividends as interest income for purposes of determining such shareholder’s interest expense deduction limitation under Section 163(j). This can potentially increase the amount of a shareholder’s interest expense deductible under Section 163(j). In general, to be eligible to treat a Section 163(j) Interest Dividend as interest income, you must have held your shares in a Fund for more than 180 days during the 361-day period beginning on the date that is 180 days before the date on which the share becomes ex-dividend with respect to such dividend. Section 163(j) Interest Dividends, if so designated by a Fund, will be reported to your financial intermediary or otherwise in accordance with the requirements specified by the Internal Revenue Service (“IRS”).

In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, but declared by a Fund in October, November or December of the previous year, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the price you paid for your shares).

WisdomTree Trust Prospectus 219

Dividends and distributions from the Funds and capital gains on the sale of Fund shares are generally taken into account in determining a shareholder’s “net investment income” for purposes of the 3.8% tax on net investment income applicable to certain individuals, estates and trusts.

Distributions (other than Capital Gain Dividends) paid to shareholders that are neither citizens nor residents of the U.S. or to foreign entities will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies, but Capital Gain Dividends generally are not subject to U.S. taxation, unless you are a nonresident alien individual who is physically present in the United States for 183 days or more per year. A Fund may, under certain circumstances, report all or a portion of a dividend as an “interest related dividend” or a “short term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Different tax consequences may result if you are a non-U.S. shareholder engaged in a trade or business within the United States.

You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of your investment. This is known as “buying a dividend” and generally should be avoided by taxable investors.

Certain Funds may invest in U.S. REITs. “Qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income eligible for capital gain tax rates) are eligible for a 20% deduction by non-corporate taxpayers. This deduction, if allowed in full, equates to a maximum effective tax rate of 29.6% (37% top rate applied to income after 20% deduction). Distributions by a Fund to its shareholders that are attributable to qualified REIT dividends received by such Fund and which such Fund properly reports as “section 199A dividends,” are treated as “qualified REIT dividends” in the hands of non-corporate shareholders. A section 199A dividend is treated as a qualified REIT dividend only if the shareholder receiving such dividend holds the dividend-paying RIC shares for at least 46 days of the 91-day period beginning 45 days before the shares become ex-dividend, and is not under an obligation to make related payments with respect to a position in substantially similar or related property. A Fund is permitted to report such part of its dividends as section 199A dividends as are eligible but is not required to do so. Unless later extended or made permanent, this 20% deduction will no longer be available for taxable years beginning after December 31, 2025.

REITs in which a Fund invests often do not provide complete and final tax information to the Fund until after the time that the Fund issues a tax reporting statement. As a result, a Fund may at times find it necessary to reclassify the amount and character of its distributions to you after it issues your tax reporting statement. When such reclassification is necessary, the Fund (or a financial intermediary, such as a broker, through which a shareholder owns shares) will send you a corrected, final Form 1099-DIV to reflect the reclassified information. If you receive a corrected Form 1099-DIV, use the information on this corrected form, and not the information on the previously issued tax reporting statement, in completing your tax returns.

The Funds (or financial intermediaries, such as brokers, through which shareholders own Fund shares) generally are required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and the sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding.

Taxes When You Sell Fund Shares

Assuming you hold Fund shares as capital assets, any capital gain or loss realized upon a sale of Fund shares is generally treated as a long-term gain or loss if you held the shares you sold for more than one year. Any capital gain or loss realized upon a sale of Fund shares held for one year or less is generally treated as a short-term gain or loss, except that any capital loss on a sale of shares held for six months or less is treated as a long-term capital loss to the extent of Capital Gain Dividends paid with respect to such shares. The ability to deduct capital losses may be limited depending on your circumstances.

220 WisdomTree Trust Prospectus

Taxes on Creation and Redemption of Creation Units

An Authorized Participant having the U.S. dollar as its functional currency for U.S. federal income tax purposes that exchanges securities for Creation Units generally will recognize a gain or loss equal to the difference between (i) the sum of the market value of the Creation Units at the time of the exchange and any amount of cash received by the Authorized Participant in the exchange and (ii) the sum of the exchanger’s aggregate basis in the securities surrendered and any amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate U.S. dollar market value of the securities plus the amount of any cash received for such Creation Units. The IRS, however, may assert that a loss that is realized upon an exchange of securities for Creation Units may not be permitted to be currently deducted under the rules governing “wash sales” (for a person who does not mark-to-market their holdings), or on the basis that there has been no significant change in economic position.

Gain or loss recognized by an Authorized Participant upon an issuance of Creation Units in exchange for non-U.S. currency will generally be treated as ordinary income or loss. Gain or loss recognized by an Authorized Participant upon an issuance of Creation Units in exchange for securities, or upon a redemption of Creation Units, may be capital or ordinary gain or loss depending on the circumstances. Any capital gain or loss realized upon an issuance of Creation Units in exchange for securities will generally be treated as long-term capital gain or loss if the securities have been held for more than one year. Any capital gain or loss realized upon the redemption of a Creation Unit will generally be treated as long-term capital gain or loss if the Fund shares comprising the Creation Unit have been held for more than one year. Otherwise, such capital gains or losses are treated as short-term capital gains or losses.

A Fund may include cash when paying the redemption price for Creation Units in addition to, or in place of, the delivery of a basket of securities. A Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. This may cause such Funds to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, such Funds may be less tax efficient if it includes such a cash payment than if the in-kind redemption process was used.

Persons exchanging securities or non-U.S. currency for Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction and whether the wash sales rules apply and when a loss might be deductible. If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Fund shares you purchased or redeemed and at what price.

Foreign Investments by the Funds

Dividends, interest and other income received by a Fund with respect to foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. The Funds may need to file special claims for refunds to secure the benefits of a reduced rate. If as of the close of a taxable year more than 50% of the total assets of a Fund consist of stock or securities of foreign corporations, the Fund intends to elect to “pass through” to investors the amount of foreign income and similar taxes (including withholding taxes) paid by the Fund during that taxable year. If a Fund elects to “pass through” such foreign taxes, then investors will be considered to have received as additional income their respective shares of such foreign taxes, but may be entitled to either a corresponding tax deduction in calculating taxable income, or, subject to certain limitations, a credit in calculating federal income tax.

More information about taxes related to each Fund and its investments is included in the SAI.

The foregoing discussion summarizes some of the consequences under current U.S. federal income tax law of an investment in a Fund. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in a Fund under all applicable tax laws.

Additional Tax Information - Taxation in India

The WisdomTree India Earnings Fund (the “Fund”) indirectly holds certain of its investments in Indian equity securities through the WisdomTree India Investment Portfolio, Inc. (the “WisdomTree Subsidiary”), a wholly-owned subsidiary organized in the Republic of Mauritius. The WisdomTree Subsidiary is advised by WisdomTree Asset Management and sub-advised by the Sub-Adviser. The WisdomTree Subsidiary holds a tax residency certificate issued by the Mauritian Revenue authorities which entitles it to claim the benefits of the Double Taxation Avoidance Agreement between India and Mauritius (the “tax treaty”). The WisdomTree Subsidiary was primarily designed to permit the Fund to benefit from the tax treaty.

The Supreme Court of India upheld the validity of this tax treaty in response to a lower court challenge contesting the tax treaty’s applicability to entities such as the Fund. The tax treaty was subsequently renegotiated and amended by way of a protocol (the “2016 Protocol”). Under the 2016 Protocol, capital gains arising on a sale of Indian shares purchased by Mauritius entities on or after April 1, 2017, are subject to capital gains tax in India. It is important to note that the 2016 Protocol's amendment to the capital gains article of the tax treaty relates only to the taxation of shares.

WisdomTree Trust Prospectus 221

As such, benefits under the tax treaty with respect to all other “securities” should remain available subject to procedural compliances. The 2016 Protocol could reduce the return to the Fund on its investments made on or after April 1, 2017, and the return received by Fund shareholders.

Recently, India and Mauritius have signed a protocol with the intent to further amend the tax treaty (the “2024 Protocol”) whereby minimum standards of anti-abuse provisions, (i.e., the Preamble and the Principal Purpose Test (“PPT”)) have been introduced in line with Multilateral Instrument (“MLI”) provisions. The 2024 Protocol provides that a benefit under the tax treaty will not be granted where it is proven that obtaining a tax treaty benefit was one of the principal purposes of the arrangement, unless the benefit is in accordance with the objective and purpose of the tax treaty. The 2024 Protocol is scheduled to take effect upon the completion of the requisite notification process in each of Mauritius and India. Currently, the notification process has not yet been undertaken in either jurisdiction. Once notified, the implementation of the 2024 Protocol may have an impact on the tax treaty benefits available to the WisdomTree Subsidiary or the India Earnings Fund.

Furthermore, the Central Board of Direct Taxes (“CBDT”), vide Circular No. 1 of 2025 (“PPT Circular”), inter alia, clarified that (i) the application of PPT is a fact-specific exercise which should be carried out on a case-by-case basis and (ii) the PPT provisions under India’s tax treaties will be applied prospectively. The CBDT has additionally clarified that grandfathering benefits of capital gains arising from transfer of shares of an Indian company (acquired prior to April 1, 2017) by residents of Mauritius will be outside the purview of PPT of the tax treaty.

In March 2012, the Indian Finance Minister introduced a new chapter to the Indian Income Tax Act, 1961 (the “IT Act”), which included certain General Anti-Avoidance Rules (“GAAR”). The Finance Act, 2015 (the “FA 2015”) subsequently amended the IT Act to defer the applicability of GAAR to Indian financial years beginning on or after April 1, 2017. Further, gains arising from all investments made in India prior to March 31, 2017 were grandfathered and exempted from the applicability of GAAR. Relatedly, the Central Board of Direct Taxes issued Circular No. 7 of 2017 (the “GAAR Circular”) providing clarifications on the implementation of GAAR. The GAAR Circular specifically provides where a Foreign Portfolio Investor, such as the WisdomTree Subsidiary, is located in a particular jurisdiction based on non-tax commercial reasons and the main purpose of the choice of location/residence of the Foreign Portfolio Investor is not to obtain a tax treaty benefit, the Indian tax authorities will not apply the GAAR. The application of the GAAR may result in the imposition of tax liabilities and withholding tax obligations which may adversely affect the return received by the Fund and its shareholders.

In 2019, the Finance Bill, 2019 (the “FA 2019”) proposed an increase in the rate of surcharge applicable on non-corporate entities. Ultimately, the surcharge to be assessed on Foreign Portfolio Investors, including the WisdomTree Subsidiary, was limited, but there can be no assurance that the Indian Government will not extend the application of the increased surcharge to Foreign Portfolio Investors in the future. Any such application could significantly increase the effective capital gains tax rates for the WisdomTree Subsidiary, and thereby negatively impact the Fund.

Further, the Finance (No. 2) Act, 2024 introduced various changes to the capital gains taxation framework under the Indian Income-tax Act, 1961. Particularly, the Finance (No. 2) Act, 2024 has revised the tax rates and holding period thresholds applicable to capital gains arising from transfers of shares or other capital assets. Under the amended provisions, long-term capital gains arising to non-resident companies from the transfer of both listed and unlisted shares are now subject to tax at the rate of 12.5% (plus applicable surcharge and cess). Whereas, short-term capital gains are taxed at 35% (plus applicable surcharge and cess) in the case of unlisted shares and at 20% (plus applicable surcharge and cess) in the case of listed shares. For other instruments (such as debentures, bonds, etc.), the capital gains tax rate may slightly differ.

In past audits not involving the WisdomTree Subsidiary or the Fund, the Indian tax authorities have sought to apply a Minimum Alternate Tax (“MAT”) on certain Foreign Portfolio Investors investing into India on the income earned during past periods. The Indian Government formed a Committee to make recommendations on the applicability of MAT to Foreign Portfolio Investors, and in September 2015, the Indian Government, at the recommendation of the Committee, determined that MAT shall not apply to certain Foreign Portfolio Investors, such as the WisdomTree Subsidiary. To date, the WisdomTree Subsidiary has not received any notice seeking the application of MAT to the WisdomTree Subsidiary, but there is no assurance that the Indian Government will not determine to apply MAT differently in the future. Any such applicable would negatively impact the Fund.

The taxable profits derived from the worldwide income of the WisdomTree Subsidiary are subject to an income tax at the rate of 15% in the Republic of Mauritius. As with all Mauritian tax residents, the WisdomTree Subsidiary is entitled to a foreign tax credit (“FTC”) on its foreign sourced income. The FTC is based on the lower of the Mauritian tax or the foreign taxes incurred. Alternatively, the WisdomTree Subsidiary may be eligible for a partial exemption on certain types of foreign source income (such as dividends or interest income), subject to substance requirements being met. If applicable, 80% of the relevant chargeable income is exempt, resulting in an effective tax rate of 3%. There is no tax on capital gains in Mauritius. Pursuant to its advisory agreement with the Fund, WisdomTree Asset Management is responsible for paying any Mauritius income tax.

222 WisdomTree Trust Prospectus

Distribution

Foreside Fund Services, LLC, a wholly-owned subsidiary of Foreside Financial Group (d/b/a ACA Group) (the “Distributor”), serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds. The Distributor’s principal address is 190 Middle Street, Suite 301, Portland, Maine 04101. The Distributor has no role in determining the policies of any Fund or the securities that are purchased or sold by any Fund.

Premium/Discount and NAV Information

Information regarding a Fund’s NAV and how often shares of each Fund traded on the Listing Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year and most recent calendar quarter is available at www.wisdomtree.com/investments.

Additional Notices

Listing Exchange

Shares of the Funds are not sponsored, endorsed, or promoted by the Listing Exchange. The Listing Exchange makes no representation or warranty, express or implied, to the owners of the shares of any Fund or any member of the public regarding the ability of a Fund to track the total return performance of any Index or the ability of any Index identified herein to track stock market performance. The Listing Exchange is not responsible for, nor has it participated in, the determination of the compilation or the calculation of any Index, nor in the determination of the timing of, prices of, or quantities of the shares of any Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The Listing Exchange has no obligation or liability to owners of the shares of any Fund in connection with the administration, marketing, or trading of the shares of the Fund.

The Listing Exchange does not guarantee the accuracy and/or the completeness of any Index or any data included therein. The Listing Exchange makes no warranty, express or implied, as to results to be obtained by the Trust on behalf of the Funds, owners of the shares, or any other person or entity from the use of the Indexes or any data included therein. The Listing Exchange makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to any Index or any data included therein. Without limiting any of the foregoing, in no event shall the Listing Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

WisdomTree and the Funds

WisdomTree and WisdomTree Asset Management (together, “WT”) and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in shares of the Funds particularly or, with respect to the Index Funds, the ability of any Index to track general stock market performance. WisdomTree is the licensor of the Indexes, trademarks, service marks, and trade names of the Funds. WisdomTree has no obligation to take the needs of the Index Funds or the owners of shares of the Index Funds into consideration in determining, composing, or calculating the Indexes. WisdomTree is not responsible for, and has not participated in, the determination of the timing, prices, or quantities of shares of the Funds to be issued, or the determination or calculation of the equation by which shares of the Funds are redeemable. Neither WT nor any of the Index Funds guarantee the accuracy, completeness, or performance of any Index or the data included therein or related thereto and neither shall have any liability in connection with any Index, including its calculation. Without limiting any of the foregoing, in no event shall WT have any liability for any special, punitive, indirect, or consequential damages (including but not limited to, lost profits), even if notified of the possibility of such damages. WisdomTree has contracted with an independent calculation agent to calculate each WisdomTree Index.

WisdomTree Trust Prospectus 223

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of each Fund for the past five fiscal years or, if shorter, the period since a Fund’s inception. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the respective Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in the Funds’ Annual Financial Statements and Other Information, which is available on the Funds’ website and as part of the Funds’ most recent Form N-CSR, which can be located on the SEC’s website.

224 WisdomTree Trust Prospectus

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Europe Quality Dividend Growth Fund	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Net asset value, beginning of year	$32.49	$30.10	$31.45	$31.24	$22.13
Investment Operations:
Net investment income[1]	0.71	0.64	0.72	1.08	0.66
Net realized and unrealized gain (loss)	(0.17)	2.39	(1.35)	0.21	9.10
Total from investment operations	0.54	3.03	(0.63)	1.29	9.76
Dividends to shareholders:
Net investment income	(0.72)	(0.64)	(0.72)	(1.08)	(0.65)
Net asset value, end of year	$32.31	$32.49	$30.10	$31.45	$31.24
TOTAL RETURN[2]	1.68%	10.22%	(1.64)%	4.02%	44.43%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$64,625	$73,096	$69,241	$72,346	$46,856
Ratio to average net assets of:
Expenses	0.63%[3]	0.59%[3]	0.59%[3]	0.59%[3]	0.58%
Net investment income	2.21%	2.10%	2.63%	3.26%	2.37%
Portfolio turnover rate[4]	35%	35%	43%	53%	61%

WisdomTree Europe SmallCap Dividend Fund	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Net asset value, beginning of year	$59.73	$58.32	$68.00	$69.71	$41.06
Investment Operations:
Net investment income[1]	2.75	2.59	3.42	2.03	1.31
Net realized and unrealized gain (loss)	0.71	1.48	(9.57)	(1.79)	28.62
Total from investment operations	3.46	4.07	(6.15)	0.24	29.93
Dividends to shareholders:
Net investment income	(2.81)	(2.66)	(3.53)	(1.95)	(1.28)
Net asset value, end of year	$60.38	$59.73	$58.32	$68.00	$69.71
TOTAL RETURN[2]	5.95%	7.40%	(8.50)%	0.18%	73.76%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$144,904	$188,151	$250,797	$295,806	$310,227
Ratio to average net assets of:
Expenses[5,6]	0.67%[3]	0.61%[3]	0.65%[3]	0.73%[3]	0.58%
Net investment income	4.54%	4.57%	6.00%	2.77%	2.39%
Portfolio turnover rate[4]	54%	41%	46%	68%	92%

[1]	Based on average shares outstanding.
[2]	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period.
[3]	Included in the expense ratio are “Other fees”. Without these expenses, the expense ratio would have been 0.58%.
[4]	Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.
[5]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.
[6]	Does not include expenses of the underlying investment companies in which the Fund invests.

WisdomTree Trust Prospectus 225

Financial Highlights (continued)

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International AI Enhanced Value Fund	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022[1]	For the Year Ended March 31, 2021[1]
Net asset value, beginning of year	$41.13	$38.89	$40.53	$42.46	$31.66
Investment Operations:
Net investment income[2]	1.74	1.54	1.56	2.14	1.64
Net realized and unrealized gain (loss)	2.80	2.58	(1.46)	(1.98)	10.78
Total from investment operations	4.54	4.12	0.10	0.16	12.42
Dividends to shareholders:
Net investment income	(1.87)	(1.88)	(1.74)	(2.09)	(1.62)
Net asset value, end of year	$43.80	$41.13	$38.89	$40.53	$42.46
TOTAL RETURN[3]	11.48%	10.93%	0.80%	0.30%	39.87%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$50,373	$74,029	$77,785	$121,582	$144,348
Ratio to average net assets of:
Expenses	0.65%[4]	0.59%[4]	0.59%[4]	0.58%[5,6,7]	0.58%[5,7]
Net investment income	4.23%	3.92%	4.25%	5.03%	4.34%
Portfolio turnover rate[8]	130%	138%	148%	99%[9,10]	61%

WisdomTree International Equity Fund	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Net asset value, beginning of year	$54.92	$49.80	$53.09	$52.63	$39.65
Investment Operations:
Net investment income[2]	2.05	1.93	2.11	1.94	1.47
Net realized and unrealized gain (loss)	2.71	5.24	(3.19)	0.50	12.99
Total from investment operations	4.76	7.17	(1.08)	2.44	14.46
Dividends to shareholders:
Net investment income	(1.94)	(2.05)	(2.21)	(1.98)	(1.48)
Net asset value, end of year	$57.74	$54.92	$49.80	$53.09	$52.63
TOTAL RETURN[3]	8.89%	14.83%	(1.55)%	4.62%	36.92%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$519,628	$573,895	$570,153	$634,428	$602,625
Ratio to average net assets of:
Expenses	0.52%[11]	0.49%[11]	0.49%[11]	0.49%[5,7,11]	0.48%[5,7]
Net investment income	3.70%	3.80%	4.49%	3.58%	3.13%
Portfolio turnover rate[8]	27%	22%	24%	31%	47%

[1]	The information reflects the investment objective and strategy of the WisdomTree International Dividend ex-Financials Fund through January 17, 2022 and the investment objective and strategy of the WisdomTree International AI Enhanced Value Fund thereafter.
[2]	Based on average shares outstanding.
[3]	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived.
[4]	Included in the expense ratio are “Other fees”. Without these expenses, the expense ratio would have been 0.58%.
[5]	Does not include expenses of the underlying investment companies in which the Fund invests.
[6]	Included in the expense ratio are “Other fees”. Without these expenses, the expense ratio would have been unchanged.
[7]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.
[8]	Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.
[9]	The increase in the portfolio turnover rate was primarily a result of the change in investment objective and strategy on January 18, 2022.
[10]	On January 7, 2022, Voya Investment Management Co., LLC replaced Mellon Investments Corporation as sub-advisor to the Fund.
[11]	Included in the expense ratio are “Other fees”. Without these expenses, the expense ratio would have been 0.48%.

226 WisdomTree Trust Prospectus

Financial Highlights (continued)

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International High Dividend Fund	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Net asset value, beginning of year	$39.66	$37.56	$39.93	$39.29	$29.53
Investment Operations:
Net investment income[1]	2.05	1.99	2.11	1.90	1.54
Net realized and unrealized gain (loss)	2.37	2.14	(2.37)	0.63	9.73
Total from investment operations	4.42	4.13	(0.26)	2.53	11.27
Dividends to shareholders:
Net investment income	(1.99)	(2.03)	(2.11)	(1.89)	(1.51)
Net asset value, end of year	$42.09	$39.66	$37.56	$39.93	$39.29
TOTAL RETURN[2]	11.59%	11.45%	0.01%	6.61%	38.88%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$368,253	$341,052	$413,187	$201,634	$182,685
Ratio to average net assets of:
Expenses[3,4]	0.61%[5]	0.59%[5]	0.58%[6]	0.59%[5]	0.58%
Net investment income	5.14%	5.29%	5.89%	4.80%	4.43%
Portfolio turnover rate[7]	46%	39%	36%	40%	57%

WisdomTree International LargeCap Dividend Fund	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Net asset value, beginning of year	$51.74	$46.62	$48.95	$47.34	$36.81
Investment Operations:
Net investment income[1]	1.86	1.83	1.94	1.79	1.42
Net realized and unrealized gain (loss)	2.91	5.14	(2.23)	1.63	10.55
Total from investment operations	4.77	6.97	(0.29)	3.42	11.97
Dividends to shareholders:
Net investment income	(1.79)	(1.85)	(2.04)	(1.81)	(1.44)
Net asset value, end of year	$54.72	$51.74	$46.62	$48.95	$47.34
TOTAL RETURN[2]	9.47%	15.35%	(0.05)%	7.27%	32.91%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$533,557	$517,419	$491,834	$381,807	$352,717
Ratio to average net assets of:
Expenses[3,4]	0.51%[8]	0.49%[8]	0.49%[8]	0.49%[8]	0.48%
Net investment income	3.58%	3.83%	4.43%	3.63%	3.33%
Portfolio turnover rate[7]	23%	24%	23%	30%	38%

[1]	Based on average shares outstanding.
[2]	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived.
[3]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.
[4]	Does not include expenses of the underlying investment companies in which the Fund invests.
[5]	Included in the expense ratio are “Other fees”. Without these expenses, the expense ratio would have been 0.58%.
[6]	Included in the expense ratio are “Other fees”. Without these expenses, the expense ratio would have been unchanged.
[7]	Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.
[8]	Included in the expense ratio are “Other fees”. Without these expenses, the expense ratio would have been 0.48%.

WisdomTree Trust Prospectus 227

Financial Highlights (continued)

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International MidCap Dividend Fund	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Net asset value, beginning of year	$62.97	$58.26	$64.69	$67.16	$47.06
Investment Operations:
Net investment income[1]	2.25	2.04	2.31	2.54	1.51
Net realized and unrealized gain (loss)	3.09	5.15	(6.20)	(2.53)	20.12
Total from investment operations	5.34	7.19	(3.89)	0.01	21.63
Dividends to shareholders:
Net investment income	(2.26)	(2.48)	(2.54)	(2.48)	(1.53)
Net asset value, end of year	$66.05	$62.97	$58.26	$64.69	$67.16
TOTAL RETURN[2]	8.74%	12.80%	(5.68)%	(0.13)%	46.54%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$135,399	$135,388	$128,175	$135,853	$144,404
Ratio to average net assets of:
Expenses	0.62%[3]	0.59%[3]	0.59%[3]	0.59%[3]	0.58%
Net investment income	3.54%	3.48%	4.10%	3.75%	2.63%
Portfolio turnover rate[4]	34%	36%	39%	44%	62%

WisdomTree International Multifactor Fund	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Net asset value, beginning of year	$26.53	$25.00	$25.30	$25.43	$20.88
Investment Operations:
Net investment income[1]	0.90	0.86	0.95	0.79	0.59
Net realized and unrealized gain (loss)	2.41	1.59	(0.33)	0.00 [5]	4.53
Total from investment operations	3.31	2.45	0.62	0.79	5.12
Dividends to shareholders:
Net investment income	(0.89)	(0.92)	(0.92)	(0.92)	(0.57)
Net asset value, end of year	$28.95	$26.53	$25.00	$25.30	$25.43
TOTAL RETURN[2]	12.75%	10.07%	2.76%	3.03%	24.70%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$31,847	$42,441	$39,996	$32,886	$38,138
Ratio to average net assets of:
Expenses	0.42%[6]	0.38%[6]	0.39%[7]	0.39%[7]	0.38%
Net investment income	3.28%	3.41%	3.98%	3.01%	2.47%
Portfolio turnover rate[4]	99%	121%	118%	105%	123%

[1]	Based on average shares outstanding.
[2]	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived.
[3]	Included in the expense ratio are “Other fees”. Without these expenses, the expense ratio would have been 0.58%.
[4]	Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.
[5]	Amount represents less than $0.005.
[6]	Included in the expense ratio are “Other fees”. Without these expenses, the expense ratio would have been unchanged.
[7]	Included in the expense ratio are “Other fees”. Without these expenses, the expense ratio would have been 0.38%.

228 WisdomTree Trust Prospectus

Financial Highlights (continued)

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International Quality Dividend Growth Fund	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Net asset value, beginning of year	$37.99	$33.72	$36.82	$36.95	$25.87
Investment Operations:
Net investment income[1]	0.69	0.67	1.06	1.22	0.91
Net realized and unrealized gain (loss)	(2.46)	4.27	(3.03)	(0.27)	10.98
Total from investment operations	(1.77)	4.94	(1.97)	0.95	11.89
Dividends to shareholders:
Net investment income	(0.75)	(0.67)	(1.13)	(1.08)	(0.81)
Net asset value, end of year	$35.47	$37.99	$33.72	$36.82	$36.95
TOTAL RETURN[2]	(4.70)%	14.81%	(4.85)%	2.46%	46.22%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$746,545	$978,181	$665,916	$373,740	$190,307
Ratio to average net assets of:
Expenses, net of expense waivers	0.44%[3]	0.43%[3]	0.43%[3]	0.42%	0.41%[4]
Expenses, prior to expense waivers	0.44%[3]	0.43%[3]	0.43%[3]	0.42%	0.44%
Net investment income	1.87%	1.94%	3.38%	3.16%	2.73%
Portfolio turnover rate[5]	48%	49%	48%	63%	66%

WisdomTree International SmallCap Dividend Fund	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Net asset value, beginning of year	$65.43	$60.75	$69.29	$72.16	$48.29
Investment Operations:
Net investment income[1]	2.71	2.48	2.91	2.27	1.55
Net realized and unrealized gain (loss)	0.43	4.77	(8.19)	(2.72)	23.97
Total from investment operations	3.14	7.25	(5.28)	(0.45)	25.52
Dividends to shareholders:
Net investment income	(2.70)	(2.57)	(3.26)	(2.42)	(1.65)
Net asset value, end of year	$65.87	$65.43	$60.75	$69.29	$72.16
TOTAL RETURN[2]	4.94%	12.36%	(7.23)%	(0.79)%	53.46%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$895,808	$1,099,262	$1,193,793	$1,330,363	$1,403,518
Ratio to average net assets of:
Expenses, net of expense waivers[6,7]	0.61%[8]	0.59%[8]	0.60%[8]	0.61%[8]	0.58%
Expenses, prior to expense waivers	0.61%[8]	0.59%[8]	0.60%[8]	0.61%[8]	0.58%
Net investment income	4.14%	4.08%	4.87%	3.08%	2.54%
Portfolio turnover rate[5]	41%	36%	51%	55%	74%

[1]	Based on average shares outstanding.
[2]	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived.
[3]	Included in the expense ratio are “Other fees”. Without these expenses, the expense ratio would have been 0.42%.
[4]	The investment advisor had contractually agreed to limit the advisory fee to 0.38% through July 31, 2020. On July 31, 2020, the contractual waiver expired and the advisory fee was permanently reduced to 0.42%.
[5]	Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.
[6]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.
[7]	Does not include expenses of the underlying investment companies in which the Fund invests.
[8]	Included in the expense ratio are “Other fees”. Without these expenses, the expense ratio would have been 0.58%.

WisdomTree Trust Prospectus 229

Financial Highlights (continued)

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Japan SmallCap Dividend Fund	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Net asset value, beginning of year	$78.13	$66.36	$66.61	$76.06	$58.64
Investment Operations:
Net investment income[1]	2.09	1.66	1.58	1.71	1.17
Net realized and unrealized gain (loss)	(0.03)	11.76	0.61 [2]	(9.68)	18.13
Total from investment operations	2.06	13.42	2.19	(7.97)	19.30
Dividends to shareholders:
Net investment income	(1.25)	(1.65)	(2.44)	(1.48)	(1.88)
Net asset value, end of year	$78.94	$78.13	$66.36	$66.61	$76.06
TOTAL RETURN[3]	2.74%	20.44%	3.62%	(10.62)%	33.27%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$252,617	$250,020	$182,497	$213,148	$190,141
Ratio to average net assets of:
Expenses[4,5]	0.58%	0.58%	0.58%	0.58%	0.58%
Net investment income	2.74%	2.35%	2.56%	2.34%	1.73%
Portfolio turnover rate[6]	29%	28%	26%	36%	43%

[1]	Based on average shares outstanding.
[2]	The amount of net realized and unrealized gain per share does not correspond with the amounts reported within the Statements of Changes due to the timing of capital share transactions of Fund shares and fluctuating market values during the fiscal year.
[3]	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived.
[4]	Does not include expenses of the underlying investment companies in which the Fund invests.
[5]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.
[6]	Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

230 WisdomTree Trust Prospectus

Financial Highlights (continued)

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree China ex-State-Owned Enterprises Fund	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31,2023	For the Year Ended March 31,2022	For the Year Ended March 31,2021[1]
Net asset value, beginning of year	$26.47	$34.93	$40.89	$64.41	$38.44
Investment Operations:
Net investment income[2]	0.46	0.44	0.36	0.60	0.23
Net realized and unrealized gain (loss)	7.54	(8.42)	(5.94)	(23.54)	26.10
Total from investment operations	8.00	(7.98)	(5.58)	(22.94)	26.33
Dividends to shareholders:
Net investment income	(0.51)	(0.48)	(0.38)	(0.58)	(0.35)
Tax return of capital	—	—	—	—	(0.01)
Total dividends and distributions to shareholders	(0.51)	(0.48)	(0.38)	(0.58)	(0.36)
Net asset value, end of year	$33.96	$26.47	$34.93	$40.89	$64.41
TOTAL RETURN[3]	30.63%	(22.97)%	(13.72)%	(35.81)%	68.71%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$425,407	$360,647	$737,988	$835,280	$914,692
Ratio to average net assets of:
Expenses, net of expense waivers[10]	0.32%	0.32%	0.32%	0.32%	0.32%[4]
Expenses, prior to expense waivers[10]	0.32%	0.32%	0.32%	0.32%	0.38%
Net investment income	1.54%	1.48%	0.99%	1.10%	0.37%
Portfolio turnover rate[5]	28%	33%	39%	36%	20%

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Net asset value, beginning of year	$29.52	$27.79	$33.10	$40.31	$24.40
Investment Operations:
Net investment income[2]	0.48	0.47	0.56	0.62	0.41
Net realized and unrealized gain (loss)	1.09	1.78	(5.27)	(7.28)	15.91
Net increase from payment by sub-adviser	—	—	—	0.00 [6]	0.00 [6]
Total from investment operations	1.57	2.25	(4.71)	(6.66)	16.32
Dividends to shareholders:
Net investment income	(0.44)	(0.52)	(0.60)	(0.55)	(0.41)
Net asset value, end of year	$30.65	$29.52	$27.79	$33.10	$40.31
TOTAL RETURN[3]	5.29%	8.22%	(14.20)%	(16.70)%[7]	67.18%[8]
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$1,648,745	$1,989,862	$2,170,527	$3,319,866	$4,719,936
Ratio to average net assets of:
Expenses, net of expense waivers[10]	0.33%[9]	0.33%[9]	0.32%	0.32%	0.32%[4]
Expenses, prior to expense waivers[10]	0.33%[9]	0.33%[9]	0.32%	0.32%	0.37%
Net investment income	1.56%	1.67%	1.97%	1.62%	1.11%
Portfolio turnover rate[5]	18%	31%	28%	18%	34%

[1]	Shares were adjusted to reflect a 2:1 share split effective October 16, 2020.
[2]	Based on average shares outstanding.
[3]	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived.
[4]	The investment advisor had contractually agreed to limit the advisory fee to 0.32% through July 31, 2020. On July 31, 2020, the contractual waiver expired and the advisory fee was permanently reduced to 0.32%.
[5]	Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the
Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.
[6]	Amount represents less than $0.005.
[7]	Includes a voluntary reimbursement from the sub-advisor for investment losses on certain foreign exchange transactions during the period.
Excluding this voluntary reimbursement, total return would have been unchanged.
[8]	Includes a reimbursement from the sub-advisor for an operational error. Excluding this reimbursement, total return would have been unchanged.
[9]	Included in the expense ratio are “Other fees”. Without these expenses, the expense ratio would have been 0.32%.
[10]	Does not include expenses of the underlying investment companies in which the Fund invests.

WisdomTree Trust Prospectus 231

Financial Highlights (continued)

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Emerging Markets High Dividend Fund	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Net asset value, beginning of year	$41.85	$37.78	$43.98	$44.27	$32.45
Investment Operations:
Net investment income[1]	2.37	2.40	2.81	2.75	1.76
Net realized and unrealized gain (loss)	0.03	4.03	(6.21)	(0.30)	11.93
Total from investment operations	2.40	6.43	(3.40)	2.45	13.69
Dividends to shareholders:
Net investment income	(2.31)	(2.36)	(2.80)	(2.74)	(1.87)
Net asset value, end of year	$41.94	$41.85	$37.78	$43.98	$44.27
TOTAL RETURN[2]	5.67%	17.69%	(6.97)%	5.65%	43.37%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$2,793,119	$2,804,049	$2,145,840	$2,119,845	$1,916,702
Ratio to average net assets of:
Expenses[3,4]	0.64%[5]	0.64%[5]	0.63%[6]	0.64%[5]	0.63%
Net investment income	5.57%	6.15%	7.53%	6.16%	4.58%
Portfolio turnover rate[7]	52%	42%	43%	53%	62%

WisdomTree Emerging Markets Multifactor Fund	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Net asset value, beginning of year	$26.11	$21.55	$23.66	$25.81	$17.75
Investment Operations:
Net investment income[1]	0.69	0.60	0.90	1.01	0.56
Net realized and unrealized gain (loss)	(0.07)[8]	4.37	(2.30)	(2.44)	7.90
Total from investment operations	0.62	4.97	(1.40)	(1.43)	8.46
Dividends to shareholders:
Net investment income	(0.41)	(0.41)	(0.71)	(0.72)	(0.40)
Net asset value, end of year	$26.32	$26.11	$21.55	$23.66	$25.81
TOTAL RETURN[2]	2.32%	23.29%	(5.74)%	(5.72)%	48.12%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$81,588	$23,500	$2,155	$2,366	$5,162
Ratio to average net assets of:
Expenses[3]	0.48%	0.48%	0.48%	0.48%[4]	0.48%[4]
Net investment income	2.58%	2.47%	4.21%	3.91%	2.51%
Portfolio turnover rate[7]	124%	112%	123%	115%	125%

[1]	Based on average shares outstanding.
[2]	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived.
[3]	Does not include expenses of the underlying investment companies in which the Fund invests.
[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.
[5]	Included in the expense ratio are “Other fees”. Without these expenses, the expense ratio would have been 0.63%.
[6]	Included in the expense ratio are “Other fees”. Without these expenses, the expense ratio would have been unchanged.
[7]	Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the
Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.
[8]	The amount of net realized and unrealized loss per share does not correspond with the amounts reported within the Statements of Changes due to the timing of capital share transactions of Fund shares and fluctuating market values during the fiscal year.

232 WisdomTree Trust Prospectus

Financial Highlights (continued)

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Emerging Markets Quality Dividend Growth Fund	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Net asset value, beginning of year	$25.48	$22.48	$26.27	$29.51	$19.43
Investment Operations:
Net investment income[1]	0.57	0.55	0.80	0.83	0.61
Net realized and unrealized gain (loss)	(1.21)	3.00	(3.69)	(3.28)	10.08
Total from investment operations	(0.64)	3.55	(2.89)	(2.45)	10.69
Dividends to shareholders:
Net investment income	(0.48)	(0.55)	(0.90)	(0.79)	(0.61)
Net asset value, end of year	$24.36	$25.48	$22.48	$26.27	$29.51
TOTAL RETURN[2]	(2.64)%	16.02%	(10.75)%	(8.48)%	55.66%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$129,088	$135,048	$87,681	$86,705	$94,431
Ratio to average net assets of:
Expenses, net of expense waivers[6]	0.32%	0.32%	0.32%	0.32%	0.32%[3]
Expenses, prior to expense waivers[6]	0.32%	0.32%	0.32%	0.32%	0.42%
Net investment income	2.18%	2.38%	3.61%	2.89%	2.38%
Portfolio turnover rate[4]	50%	55%	40%	42%	57%

WisdomTree Emerging Markets SmallCap Dividend Fund	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Net asset value, beginning of year	$51.02	$45.72	$53.44	$50.79	$32.98
Investment Operations:
Net investment income[1]	1.84	2.15	2.25	1.99	1.58
Net realized and unrealized gain (loss)	(2.87)	5.36	(7.65)	2.80	18.04
Total from investment operations	(1.03)	7.51	(5.40)	4.79	19.62
Dividends to shareholders:
Net investment income	(1.67)	(2.21)	(2.32)	(2.14)	(1.81)
Net asset value, end of year	$48.32	$51.02	$45.72	$53.44	$50.79
TOTAL RETURN[2]	(2.21)%	16.92%	(9.76)%	9.48%	60.63%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$1,546,344	$2,755,145	$2,688,439	$2,575,592	$1,935,213
Ratio to average net assets of:
Expenses[5,6]	0.59%[7]	0.59%[7]	0.58%	0.61%[8,9]	0.63%
Net investment income	3.59%	4.53%	4.96%	3.75%	3.65%
Portfolio turnover rate[4]	34%	51%	53%	45%	59%

[1]	Based on average shares outstanding.
[2]	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived.
[3]	The investment advisor had contractually agreed to limit the advisory fee to 0.32% through July 31, 2020. On July 31, 2020, the contractual waiver expired and the advisory fee was permanently reduced to 0.32%.
[4]	Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the
Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.
[5]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.
[6]	Does not include expenses of the underlying investment companies in which the Fund invests.
[7]	Included in the expense ratio are “Other fees”. Without these expenses, the expense ratio would have been 0.58%.
[8]	Included in the expense ratio are “Other fees”. Without these expenses, the expense ratio would have been 0.60%.
[9]	Prior to September 1, 2021, the Fund’s annual advisory fee rate was 0.63% and, thereafter, was reduced to 0.58% per annum.

WisdomTree Trust Prospectus 233

Financial Highlights (continued)

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Global ex-U.S. Quality Dividend Growth Fund	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022[1]	For the Year Ended March 31, 2021[1]
Net asset value, beginning of year	$38.94	$35.37	$39.95	$38.60	$26.57
Investment Operations:
Net investment income[2]	0.74	0.66	1.38	1.01	0.80
Net realized and unrealized gain (loss)	(3.40)	3.59	(4.62)	1.15	11.94
Total from investment operations	(2.66)	4.25	(3.24)	2.16	12.74
Dividends to shareholders:
Net investment income	(0.78)	(0.68)	(1.34)	(0.81)	(0.71)
Net asset value, end of year	$35.50	$38.94	$35.37	$39.95	$38.60
TOTAL RETURN[3]	(6.96)%	12.18%	(7.53)%	5.57%	48.25%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$475,741	$642,511	$526,997	$567,239	$355,130
Ratio to average net assets of:
Expenses[4]	0.44%[6]	0.43%[5,6]	0.43%[5,6]	0.54%[5,7,8]	0.58%
Net investment income	1.94%	1.85%	4.16%	2.44%	2.29%
Portfolio turnover rate[10]	62%	66%	67%	59%	56%

WisdomTree Global High Dividend Fund	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Net asset value, beginning of year	$50.91	$46.86	$51.03	$46.89	$34.33
Investment Operations:
Net investment income[2]	2.13	2.10	1.91	1.95	1.63
Net realized and unrealized gain (loss)	5.16	4.12	(4.21)	4.02	12.62
Total from investment operations	7.29	6.22	(2.30)	5.97	14.25
Dividends to shareholders:
Net investment income	(2.13)	(2.17)	(1.87)	(1.83)	(1.69)
Net asset value, end of year	$56.07	$50.91	$46.86	$51.03	$46.89
TOTAL RETURN[3]	14.64%	13.73%	(4.28)%	12.96%	42.38%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$117,749	$109,448	$135,908	$68,889	$65,641
Ratio to average net assets of:
Expenses[4,5]	0.59%[9]	0.58%	0.58%[8]	0.58%[8]	0.58%
Net investment income	4.02%	4.44%	4.09%	3.98%	4.05%
Portfolio turnover rate[10]	49%	41%	45%	39%	48%

[1]	Per share amounts were adjusted to reflect a 2:1 share split effective June 9, 2021.
[2]	Based on average shares outstanding.
[3]	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived.
[4]	Does not include expenses of the underlying investment companies in which the Fund invests.
[5]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.
[6]	Included in the expense ratio are “Other fees”. Without these expenses, the expense ratio would have been 0.42%.
[7]	Prior to January 1, 2022, the Fund’s annual advisory fee rate was 0.58% and, thereafter, was reduced to 0.42% per annum.
[8]	Included in the expense ratio are “Other fees”. Without these expenses, the expense ratio would have been unchanged.
[9]	Included in the expense ratio are “Other fees”. Without these expenses, the expense ratio would have been 0.58%.
[10]	Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

234 WisdomTree Trust Prospectus

Financial Highlights (continued)

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree India Earnings Fund (consolidated)	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Net asset value, beginning of year	$43.35	$31.45	$36.34	$31.26	$16.19
Investment Operations:
Net investment income[1]	0.24	0.25	0.41	0.38	0.16
Net realized and unrealized gain (loss)	0.42	11.71	(3.45)	5.20	15.16
Net increase from payment by sub-adviser	—	—	—	0.00 [2]	—
Total from investment operations	0.66	11.96	(3.04)	5.58	15.32
Dividends to shareholders:
Net investment income	(0.12)	—	(1.85)	(0.50)	(0.25)
Tax return of capital	—	(0.06)	—	—	—
Total dividends and distributions to shareholders	(0.12)	(0.06)	(1.85)	(0.50)	(0.25)
Net asset value, end of year	$43.89	$43.35	$31.45	$36.34	$31.26
TOTAL RETURN[3]	1.51%	38.08%	(8.05)%	17.85%[4]	95.10%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$3,063,584	$2,878,348	$786,234	$893,841	$787,825
Ratio to average net assets of:
Expenses[5,6]	0.84%[9]	0.87%[7]	0.85%[8]	0.84%[9]	0.84%[9]
Net investment income	0.52%	0.66%	1.25%	1.07%	0.67%
Portfolio turnover rate[10]	30%	29%	51%	30%	23%

WisdomTree New Economy Real Estate Fund	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Net asset value, beginning of year	$18.08	$17.11	$23.34	$26.55	$22.11
Investment Operations:
Net investment income[1]	0.38	0.40	0.35	1.14	0.89
Net realized and unrealized gain (loss)	(0.69)[13]	1.00	(6.37)	(2.74)	4.35
Total from investment operations	(0.31)	1.40	(6.02)	(1.60)	5.24
Dividends to shareholders:
Net investment income	(0.41)	(0.43)	(0.21)	(1.61)	(0.80)
Net asset value, end of year	$17.36	$18.08	$17.11	$23.34	$26.55
TOTAL RETURN[3]	(1.80)%	8.42%	(25.82)%	(6.45)%	23.92%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$14,759	$19,892	$25,661	$54,850	$63,711
Ratio to average net assets of:
Expenses[5]	0.58%	0.58%	0.59%[11]	0.59%[11]	0.58%
Net investment income	2.07%	2.34%	1.90%	4.48%	3.59%
Portfolio turnover rate[10]	15%	20%	165%[12]	7%	39%

[1]	Based on average shares outstanding.
[2]	Amount represents less than $0.005.
[3]	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived.
[4]	Includes a voluntary reimbursement from the sub-advisor for investment losses on certain foreign exchange transactions during the period.
Excluding this voluntary reimbursement, total return would have been 0.04% lower.
[5]	Does not include expenses of the underlying investment companies in which the Fund invests.
[6]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.
[7]	Includes interest expense of 0.04% for the fiscal year.
[8]	Includes interest expense of 0.02% for the fiscal year.
[9]	Includes interest expense of 0.01% for the fiscal year.
[10]	Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.
[11]	Included in the expense ratio are “Other fees”. Without these expenses, the expense ratio would have been 0.58%.
[12]	The information reflects the investment objective and strategy of the WisdomTree Global ex-U.S. Real Estate Fund through April 20, 2022 and the investment objective and strategy of the WisdomTree New Economy Real Estate Fund thereafter. The increase in the portfolio turnover rate was primarily a result of the aforementioned investment objective and strategy change.
[13]	The amount of net realized and unrealized loss per share does not correspond with the amounts reported within the Statements of Changes due to the timing of capital share transactions of Fund shares and fluctuating market values during the fiscal year.

WisdomTree Trust Prospectus 235

Financial Highlights (continued)

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Europe Hedged Equity Fund	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024[1]	For the Year Ended March 31, 2023[1]	For the Year Ended March 31, 2022[1]	For the Year Ended March 31, 2021[1]
Net asset value, beginning of year	$48.16	$41.01	$37.02	$36.36	$25.92
Investment Operations:
Net investment income[2]	1.37	1.40	1.06	0.69	0.88
Net realized and unrealized gain (loss)	(0.97)[7]	7.17	3.88	0.81	10.43
Total from investment operations	0.40	8.57	4.94	1.50	11.31
Dividends to shareholders:
Net investment income	(1.43)	(1.42)	(0.95)	(0.84)	(0.87)
Net asset value, end of year	$47.13	$48.16	$41.01	$37.02	$36.36
TOTAL RETURN[3]	0.98%	21.64%	13.94%	4.04%	44.22%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$1,670,778	$1,899,995	$1,402,596	$1,865,747	$1,937,668
Ratio to average net assets of:
Expenses[8]	0.60%[4]	0.64%[4]	0.79%[4]	0.59%[4]	0.58%
Net investment income	3.01%	3.35%	2.95%	1.79%	2.81%
Portfolio turnover rate[5]	35%	30%	38%	34%	55%

WisdomTree Europe Hedged SmallCap Equity Fund	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Net asset value, beginning of year	$38.33	$33.77	$34.73	$33.96	$23.43
Investment Operations:
Net investment income[2]	1.60	1.32	1.73	0.75	1.02
Net realized and unrealized gain (loss)	3.52	4.48	(1.06)	0.91	10.56
Total from investment operations	5.12	5.80	0.67	1.66	11.58
Dividends to shareholders:
Net investment income	(1.51)	(1.24)	(1.63)	(0.89)	(1.05)
Net asset value, end of year	$41.94	$38.33	$33.77	$34.73	$33.96
TOTAL RETURN[6]	13.80%	17.76%	2.53%	4.86%	50.50%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$79,689	$44,079	$48,967	$60,772	$37,353
Ratio to average net assets of:
Expenses[8]	0.81%[4]	0.59%[4]	0.59%[4]	0.63%[4]	0.58%
Net investment income	4.10%	3.85%	5.34%	2.08%	3.59%
Portfolio turnover rate[5]	37%	32%	44%	57%	77%

[1]	Per share amounts were adjusted to reflect a 2:1 share split effective August 10, 2023.
[2]	Based on average shares outstanding.
[3]	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period.
[4]	Included in the expense ratio are “Other fees”. Without these expenses, the expense ratio would have been 0.58%.
[5]	Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.
[6]	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period.
[7]	The amount of net realized and unrealized gain (loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of capital share transactions of Fund shares and fluctuating market values during the fiscal year.
[8]	Does not include expenses of the underlying investment companies in which the Fund invests.

236 WisdomTree Trust Prospectus

Financial Highlights (continued)

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree India Hedged Equity Fund	For the Period May 9, 2024* through March 31, 2025
Net asset value, beginning of period	$40.09
Investment Operations:
Net investment income[1]	0.20
Net realized and unrealized gain	1.07
Total from investment operations	1.27
Dividends and distributions to shareholders:
Capital gains	(0.13)
Total dividends and distributions to shareholders	(0.13)
Net asset value, end of period	$41.23
TOTAL RETURN[7]	3.15%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$7,216
Ratio to average net assets of:
Expenses[10]	0.64%[3,13]
Net investment income	0.51%[3]
Portfolio turnover rate[4]	138%

WisdomTree International Hedged Quality Dividend Growth Fund	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Net asset value, beginning of year	$45.79	$39.17	$43.04	$41.17	$30.61
Investment Operations:
Net investment income[1]	0.76	0.73	1.29	1.25	0.88
Net realized and unrealized gain (loss)	(2.52)	6.66	(0.45)[5]	2.03	10.54
Net increase from payment by sub-adviser	—	—	—	0.00 [6]	0.08
Total from investment operations	(1.76)	7.39	0.84	3.28	11.50
Dividends and distributions to shareholders:
Net investment income	(0.84)	(0.77)	(1.33)	(1.41)	(0.94)
Capital gains	—	—	(3.38)	—	—
Total dividends and distributions to shareholders	(0.84)	(0.77)	(4.71)	(1.41)	(0.94)
Net asset value, end of year	$43.19	$45.79	$39.17	$43.04	$41.17
TOTAL RETURN[2]	(3.90)%	19.09%	3.00%	7.93%[8]	37.85%[9]
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$2,835,292	$2,381,313	$1,396,586	$1,177,093	$899,491
Ratio to average net assets of:
Expenses[10,11]	0.60%[12]	0.59%[12]	0.59%[12]	0.58%	0.58%
Net investment income	1.69%	1.79%	3.35%	2.85%	2.37%
Portfolio turnover rate[4]	52%	57%	86%	61%	67%

*	Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.
[1]	Based on average shares outstanding.
[2]	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived.
[3]	Annualized.
[4]	Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.
[5]	The amount of net realized and unrealized gain (loss) per share does not correspond with the amounts reported within the Statements of Changes due to the timing of capital share transactions of Fund shares and fluctuating market values during the fiscal year.
[6]	Amount represents less than $0.005.
[7]	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived.
[8]	Includes a voluntary reimbursement from the sub-advisor for investment losses on certain equity transactions during the period. Excluding the voluntary reimbursement, total return would have been unchanged.
[9]	Includes a voluntary reimbursement from the sub-advisor for investment losses on certain foreign exchange transactions during the period. Excluding this voluntary reimbursement, total return would have been 0.27% lower.
[10]	Does not include expenses of the underlying investment companies in which the Fund invests.
[11]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.
[12]	Included in the expense ratio are “Other fees”. Without these expenses, the expense ratio would have been 0.58%.
[13]	Includes interest expense of less than 0.01% for the fiscal period.

WisdomTree Trust Prospectus 237

Financial Highlights (concluded)

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Japan Hedged Equity Fund	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Net asset value, beginning of year	$108.72	$70.52	$64.64	$61.01	$42.64
Investment Operations:
Net investment income[1]	2.22	2.36	1.91	1.52	1.02
Net realized and unrealized gain	1.65	38.55	6.54	3.76	18.73
Net increase from payment by sub-adviser	—	—	—	—	0.00 [2]
Total from investment operations	3.87	40.91	8.45	5.28	19.75
Dividends to shareholders:
Net investment income	(3.54)	(2.71)	(2.57)	(1.65)	(1.38)
Net asset value, end of year	$109.05	$108.72	$70.52	$64.64	$61.01
TOTAL RETURN[3]	3.55%	58.99%	13.48%	8.79%	46.97%[4]
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$3,402,346	$4,691,250	$1,530,182	$1,919,844	$1,674,759
Ratio to average net assets of:
Expenses[7]	0.48%	0.48%	0.48%	0.48%	0.48%
Net investment income	2.04%	2.67%	2.93%	2.45%	2.03%
Portfolio turnover rate[5]	36%	32%	37%	22%	25%

WisdomTree Japan Hedged SmallCap Equity Fund	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Net asset value, beginning of year	$33.77	$24.12	$21.33	$22.38	$16.94
Investment Operations:
Net investment income[1]	0.95	0.79	0.56	0.49	0.32
Net realized and unrealized gain (loss)	1.20	9.67	3.06	(0.90)	5.73
Total from investment operations	2.15	10.46	3.62	(0.41)	6.05
Dividends to shareholders:
Net investment income	(1.14)	(0.81)	(0.83)	(0.64)	(0.61)
Net asset value, end of year	$34.78	$33.77	$24.12	$21.33	$22.38
TOTAL RETURN[6]	6.42%	43.87%	17.36%	(1.80)%	36.31%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$76,511	$67,541	$24,125	$25,603	$31,332
Ratio to average net assets of:
Expenses[7]	0.58%	0.58%	0.58%	0.58%	0.58%
Net investment income	2.80%	2.75%	2.52%	2.26%	1.67%
Portfolio turnover rate[5]	45%	46%	46%	41%	41%

[1]	Based on average shares outstanding.
[2]	Amount represents less than $0.005.
[3]	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period.
[4]	Includes a voluntary reimbursement from the sub-advisor for investment losses on certain foreign exchange transactions during the period. Excluding this voluntary reimbursement, total return would have been unchanged.
[5]	Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.
[6]	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period.
[7]	Does not include expenses of the underlying investment companies in which the Fund invests.

238 WisdomTree Trust Prospectus

WisdomTree Trust

250 West 34th Street, 3rd Floor

New York, NY 10119

The Funds’ current SAI provides additional detailed information about the Funds. The Trust has electronically filed the SAI with the SEC. It is incorporated by reference in this Prospectus.

Additional information about the Funds’ investments is or will be available in the Funds’ annual and semi-annual reports to shareholders and the Funds’ Financial Statements and Other Information, each of which is included as part of the Funds’ Form N-CSR. In the annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year. In the Funds’ Financial Statements and Other Information, you will find the Fund’s annual and semi-annual financial statements.

To make shareholder inquiries, for more detailed information on the Funds, or to request the SAI, annual or semi-annual shareholder reports, or financial statements, as applicable, free of charge, please:

Call:	1-866-909-9473 Monday through Friday 9:00 a.m. to 5:30 p.m. (Eastern time)	Write:	WisdomTree Trust c/o Foreside Fund Services, LLC 190 Middle Street, Suite 301 Portland, Maine 04101

Visit:	www.wisdomtree.com/investments

Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

No person is authorized to give any information or to make any representations about any Fund and its shares not contained in this Prospectus and you should not rely on any other information. Read and keep this Prospectus for future reference.

© 2025 WisdomTree Trust

WisdomTree Funds are distributed in the U.S. by
Foreside Fund Services, LLC
190 Middle Street, Suite 301
Portland, Maine 04101

WisdomTree® is a registered mark of WisdomTree, Inc.

INVESTMENT COMPANY ACT FILE NO. 811-21864
WIS-PR-002-0825

WISDOMTREE® TRUST

STATEMENT OF ADDITIONAL INFORMATION

Dated August 1, 2025

This Statement of Additional Information (the “SAI”) is not a prospectus. It should be read in conjunction with the current prospectuses (each, a “Prospectus” and, together, the “Prospectuses”) for the following separate investment portfolios (each, a “Fund” and, collectively, the “Funds”) of WisdomTree Trust (the “Trust”), as each such Prospectus may be revised from time to time:

WISDOMTREE U.S. EQUITY ETFs*

Value	Core
U.S. Total Dividend Fund (DTD)	U.S. Quality Dividend Growth Fund (DGRW)
U.S. High Dividend Fund (DHS)	U.S. SmallCap Quality Dividend Growth Fund (DGRS)
U.S. AI Enhanced Value Fund (AIVL)	U.S. LargeCap Fund (EPS)
U.S. LargeCap Dividend Fund (DLN)	U.S. MidCap Fund (EZM)
U.S. MidCap Dividend Fund (DON)	U.S. SmallCap Fund (EES)
U.S. SmallCap Dividend Fund (DES)	U.S. Multifactor Fund (USMF)
U.S. Value Fund (WTV)

Growth
U.S. Quality Growth Fund (QGRW)
U.S. MidCap Quality Growth Fund (QMID)
U.S. SmallCap Quality Growth Fund (QSML)

WISDOMTREE INTERNATIONAL EQUITY ETFs*

Developed World ex-U.S.	Global/Global ex-U.S.
International Equity Fund (DWM)	Global High Dividend Fund (DEW)
International High Dividend Fund (DTH)	Global ex-U.S. Quality Dividend Growth Fund (DNL)
International LargeCap Dividend Fund (DOL)	New Economy Real Estate Fund (WTRE)
International MidCap Dividend Fund (DIM)
International SmallCap Dividend Fund (DLS)	Geopolitical Opportunities
International AI Enhanced Value Fund (AIVI)	Japan Opportunities Fund (OPPJ)
International Quality Dividend Growth Fund (IQDG)	formerly known as Japan Hedged SmallCap Equity Fund (DXJS)
International Multifactor Fund (DWMF)	European Opportunities Fund (OPPE)
Europe Quality Dividend Growth Fund (EUDG)	formerly known as European Hedged SmallCap Equity Fund (EUSC)
Europe SmallCap Dividend Fund (DFE)
Japan SmallCap Dividend Fund (DFJ)	Emerging/Frontier Markets
Emerging Markets High Dividend Fund (DEM)
Currency Hedged Equity	Emerging Markets SmallCap Dividend Fund (DGS)
Japan Hedged Equity Fund (DXJ)	Emerging Markets Quality Dividend Growth Fund (DGRE)
Europe Hedged Equity Fund (HEDJ)	Emerging Markets Multifactor Fund (EMMF)
International Hedged Quality Dividend Growth Fund (IHDG)	Emerging Markets ex-State-Owned Enterprises Fund (XSOE)
India Hedged Equity Fund (INDH)	India Earnings Fund (EPI)
China ex-State-Owned Enterprises Fund (CXSE)

The current Prospectus for each Fund is dated August 1, 2025. Capitalized terms used herein that are not defined have the same meaning as in the Prospectuses, unless otherwise noted. The Funds’ audited financial statements for the most recent fiscal year are incorporated in this SAI by reference to the U.S. Equity Funds’, Developed World ex-U.S. Equity Funds’, Currency Hedged Equity Funds’ and Geopolitical Opportunities Funds’, and Global/Global ex-U.S. and Emerging/Frontier Markets Funds’ most recent Annual Reports to Shareholders, (File No. 811-21864). You may obtain a copy of each Fund’s Prospectus, Annual Report or financial statments at no charge by request to the Funds by calling 1-866-909-9473, visiting www.wisdomtree.com/investments, or writing to WisdomTree Trust, c/o Foreside Fund Services, LLC, 190 Middle Street, Suite 301, Portland, Maine 04101.

THE U.S. SECURITIES AND EXCHANGE COMMISSION (THE “SEC”) AND THE COMMODITY FUTURES TRADING COMMISSION (THE “CFTC”) HAVE NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS SAI. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

*	Principal U.S. Listing Exchanges: NYSE Arca, Inc. (all Funds except QMID, QSML, DGRW, DGRS, OPPJ, INDH, CXSE, and DGRE); NASDAQ (QMID, QSML, DGRW, DGRS, OPPJ, INDH, CXSE, and DGRE); and Cboe BZX Exchange, Inc. (USMF and IQDG)

GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS

The Trust was organized as a Delaware statutory trust on December 15, 2005 and is authorized to issue multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The offering of the Trust’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). Each Fund described in this SAI, except for the Active Funds (defined below), seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) that consists of securities or other instrument types (each, an “Index Fund” and, collectively, the “Index Funds”). The Index used by each Index Fund was created using a proprietary methodology developed by WisdomTree, Inc. (“WisdomTree”) and is governed and maintained in accordance with each Index’s rules-based index methodology. WisdomTree maintains each such Index and has engaged a third-party index calculation agent to calculate each Index’s performance. Each of the U.S. AI Enhanced Value Fund, International AI Enhanced Value Fund, U.S. Value Fund, International Multifactor Fund, Emerging Markets Quality Dividend Growth Fund, and Emerging Markets Multifactor Fund (each, an “Active Fund” and, collectively, the “Active Funds”) is actively managed.

WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) is the investment adviser to each Fund. WisdomTree is the Index Provider and the parent company of WisdomTree Asset Management. Voya Investment Management Co. LLC (“Voya IM”) serves as the investment sub-adviser to the U.S. AI Enhanced Value Fund and International AI Enhanced Value Fund (together, the “Voya IM Managed Funds”). Mellon Investments Corporation (“Mellon”) is the investment sub-adviser to each Fund, except for the Voya IM Managed Funds (collectively, the “Mellon Managed Funds”). Voya IM and Mellon (each, a “Sub-Adviser” and, together, the “Sub-Advisers”) and the Adviser may be referred to herein collectively as the “Advisers.” Foreside Fund Services, LLC serves as the distributor (the “Distributor”) of the shares of each Fund.

The Funds are exchange-traded funds (“ETFs”). Each Fund issues and redeems shares at net asset value per share (“NAV”) only in large blocks of shares (“Creation Unit Aggregations”). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutions or large investors (typically market makers or other broker-dealers) purchase or redeem Creation Unit Aggregations. Except when aggregated in Creation Unit Aggregations, shares of each Fund are not redeemable securities.

Shares of each Fund are listed on a national securities exchange, such as NYSE Arca, Inc., the NASDAQ Stock Market (“NASDAQ”), or Cboe BZX Exchange, Inc. (each, a “Listing Exchange”), and trade throughout the day on the Listing Exchange and other secondary markets at market prices that may be greater than (premium) or less than (discount) their NAV. As in the case of other publicly traded securities, brokers’ commissions on transactions will be based on commission rates charged by the applicable broker.

The Trust reserves the right to adjust the prices of shares in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the applicable Fund.

“WisdomTree” is a registered mark of WisdomTree and has been licensed for use by the Trust. WisdomTree has received a patent and has a patent application pending on the methodology and operation of its Indexes and the WisdomTree Funds.

GENERAL INFORMATION ABOUT STRATEGIES AND RISKS

All Funds

Each Fund’s investment objective, principal investment strategies, and associated risks are described in the Fund’s Prospectus. The sections below supplement these principal investment strategies and risks and describe the Funds’ additional investment policies, and the different types of investments that may be made by a Fund as a part of its non-principal investment strategies. With respect to each Fund’s investments, unless otherwise noted, if a percentage limitation on investment is adhered to at the time of investment or contract, a subsequent increase or decrease as a result of market movement or redemption will not result in a violation of such investment limitation.

1

An investment in a Fund should be made with an understanding that the value of a Fund’s portfolio securities may fluctuate (including significant decreases) in accordance with changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular security or issuer, changes in general economic or political conditions, local, regional or global events such as war, threats of war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, natural and environmental disasters, systemic market dislocations, supply disruptions, or other events. Such events may disparately impact a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector, or asset class. In addition, a Fund may not outperform other investment strategies over short- or long-term market cycles and the Fund may decline in value. Fund shares may trade above or below their NAV. An investor in a Fund could lose money over short or long periods of time. The price of the securities and other investments held by a Fund, and thus the value of a Fund’s portfolio, is expected to fluctuate in accordance with general economic conditions, interest rates, political events, and other factors. For more information about these and other risks, please see “Specific Investment Strategies and Risks” below and each Fund’s Prospectus.

Each Fund intends to qualify each year for treatment as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), so that it will not be subject to federal income tax on income and gains that are timely distributed to Fund shareholders. Each Fund will invest its assets, and otherwise conduct its operations, in a manner that is intended to satisfy the qualifying income, diversification, and distribution requirements necessary to establish and maintain eligibility for such treatment.

Each Fund is considered “non-diversified,” as such term is used in the 1940 Act. Each Index Fund may become diversified for periods of time solely as a result of tracking its Index (e.g., changes in weightings of one or more constituent securities). Each Active Fund also may become diversified for limited periods.

A Fund may be included in model portfolios developed by WisdomTree Asset Management for use by financial advisors and/or investors. The market price of shares of a Fund, costs of purchasing or selling shares of a Fund, including the bid/ask spread, and liquidity of a Fund may be impacted by purchases and sales of such Fund by one or more model-driven investment portfolios.

The Trust’s Board of Trustees (the “Board”) may, in the future, authorize a Fund to invest in securities and investments other than those listed in this SAI and in the Fund’s Prospectus, provided they are consistent with the Fund’s investment objective and do not violate any investment restrictions or policies.

Additional Information Regarding Certain Funds

Active Funds

Each Active Fund is actively managed using proprietary investment strategies and processes. There can be no guarantees that these strategies and processes will produce the intended results. An Active Fund may not outperform other investment strategies over short- or long-term market cycles, and an investment in an Active Fund may decline in value.

India Earnings Fund

Prior to October 25, 2024, the India Earnings Fund invested in securities of Indian issuers through the WisdomTree India Investment Portfolio, Inc. (the “WisdomTree Subsidiary”), a wholly-owned subsidiary of the India Earnings Fund organized in the Republic of Mauritius. The WisdomTree Subsidiary was established to enable the Fund to benefit from certain tax treaties that generally exempted Mauritius investors from capital gains tax on investments in India. As the Fund no longer benefits from such treaties, it has ceased investing through the WisdomTree Subsidiary and instead directly invests in securities of Indian issuers. The Fund expects to redeem its existing investment in the WisdomTree Subsidiary over time to facilitate an orderly wind down of the WisdomTree Subsidiary. The eventual elimination of the WisdomTree Subsidiary will not affect the Fund’s principal investment strategies or the Fund’s fees and expenses. References to the investment strategies and other policies of the India Earnings Fund should be understood also to refer to the strategies and policies of the WisdomTree Subsidiary. The WisdomTree Subsidiary is advised by WisdomTree Asset Management and sub-advised by Mellon.

2

Hedged Equity Funds

An investment in the Japan Hedged Equity Fund, Europe Hedged Equity Fund, International Hedged Quality Dividend Growth Fund, or India Hedged Equity Fund (collectively, the “Currency Hedged Equity Funds”) should be made with the understanding that these Funds attempt to minimize or “hedge” against changes in the value of the U.S. dollar against the Japanese yen, euro, rupee, or other foreign currencies, as applicable. An investment in the International Multifactor Fund and Emerging Markets Multifactor Fund (together, the “Active Multifactor Funds”) and the Japan Opportunities Fund and European Opportunities Fund (together, the “Geopolitical Opportunity Funds”) should be made with the understanding that these Funds attempt to minimize or “hedge” against changes in the value of the U.S. dollar against the applicable foreign currencies using quantitative signals to determine hedge ratios on the foreign currencies compared to the U.S. dollar. The other International Equity Funds do not seek to hedge against such fluctuations.

SPECIFIC INVESTMENT STRATEGIES AND RISKS

A description of certain investment strategies and types of investments used by some or all of the Funds (to the extent consistent with their principal investment strategies), and various related risks, is set forth below. A discussion of the principal strategies and risks associated with an investment in a Fund is contained in each Fund’s Prospectus.

BORROWING. Although the Funds do not intend to borrow money as part of their principal investment strategies, a Fund may do so to the extent permitted by the 1940 Act. Under the 1940 Act, a Fund may borrow up to 33% of its net assets, but under normal market conditions, no Fund expects to borrow greater than 10% of such Fund’s net assets. A Fund will borrow only for short-term or emergency purposes. Borrowing will tend to exaggerate the effect on NAV of any increase or decrease in the market value of a Fund’s portfolio. Money borrowed will be subject to interest costs that may or may not be recovered by earnings on the securities purchased. A Fund may also be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action, such as Russia’s invasion of Ukraine in 2022, and other conditions may, without prior warning, lead to government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to own or transfer currency, securities, or other assets, which may potentially include derivative instruments related thereto. Countries use these controls to, among other reasons, restrict movements of capital entering (inflows) and exiting (outflows) their country to respond to certain economic or political conditions. By way of example, such controls may be applied to short-term capital transactions to counter speculative flows that threaten to undermine the stability of the exchange trade and deplete foreign exchange reserves. Levies may be placed on profits repatriated by foreign entities (such as the Funds). Capital controls and/or sanctions may also impact the ability of a Fund to buy, sell, transfer, receive, deliver (i.e., create and redeem Creation Unit Aggregations) or otherwise obtain exposure to, foreign securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of a Fund (e.g., cause a Fund to trade at prices materially different from its NAV), and cause the Fund to decline in value. A Fund may also be forced to sell or otherwise dispose of foreign investments at inopportune times or prices due to sanctions. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that have been imposed against Russia and other countries and that may further be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures would likely cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country, which in turn may increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could significantly delay or prevent the settlement of securities transactions or their valuation and, as a result, significantly impact a Fund’s liquidity and performance. A Fund may change its creation and or redemption procedures without notice in response to the imposition of capital controls or sanctions. There can be no assurance a country in which a Fund invests, whether it is the U.S. or a foreign country, will not impose a form of capital control or sanction to the possible detriment of a Fund and its shareholders. Sanctions and other similar measures may be in place for a substantial period of time and enacted with limited advanced notice.

3

Risks Related to Russia’s Invasion of Ukraine. Russia’s military invasion of Ukraine initiated in February 2022 and the economic and diplomatic responses by the United States and other countries have led to increased volatility and uncertainty in the financial markets and could continue to adversely affect regional and global economies for the foreseeable future. In response to Russia’s actions, the governments of the United States, Canada, Japan, the European Union, the United Kingdom, and many other countries collectively imposed heavy and broad-ranging economic sanctions on certain Russian individuals, corporate and banking entities, and other industries and businesses. The sanctions restrict companies from doing business with Russia and Russian companies, prohibit transactions with the Russian central bank and other key Russian financial institutions and entities, ban Russian airlines and ships from using many other countries’ airspace and ports, respectively, and place a freeze on certain Russian assets. The sanctions also removed some Russian banks from the Society for Worldwide Interbank Financial Telecommunications (SWIFT), the electronic network that connects banks globally to facilitate cross-border payments. In addition, the United States has banned oil and other energy imports from Russia, as well as other popular Russian exports, such as diamonds, seafood, and vodka. The European Union, the United Kingdom and other countries have also placed restrictions on certain oil, energy, and luxury good imports from Russia.

These sanctions, as well as other economic consequences related to the invasion, such as additional sanctions, boycotts, changes in consumer or purchaser preferences, or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities as well as securities of issuers in other countries that are subject to or otherwise adversely affected by economic sanctions related to Russia’s invasion of Ukraine, including Russian counter measures. To the extent a Fund has exposure to Russian investments or investments in countries affected by the invasion or the sanctions, the Fund’s ability to price, buy, sell, receive, or deliver, or receive dividends and interest payments on such investments may be impaired. In certain circumstances, such as when there is no market for a security or other means of valuing or disposing of a security, a Fund may determine to value the affected security at zero. In addition, any exposure a Fund may have to counterparties in Russia or in countries affected by the invasion could negatively affect the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions are impossible to predict, but could result in continued significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation, and global growth. Further, an escalation of the military conflict beyond Ukraine’s borders could result in significant, long-lasting damage to the economies of Eastern and Western Europe as well as the global economy. These and any related events could significantly and adversely affect a Fund’s performance and the value of an investment in the Fund, even in the absence of direct exposure to Russian issuers or issuers in other countries affected by the invasion.

CURRENCY EXCHANGE RATE RISK. Investments denominated in non-U.S. currencies and investments in securities or derivatives that provide exposure to such currencies, currency exchange rates or interest rates are subject to non-U.S. currency risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of a Fund’s investment and the value of your Fund shares. Because a Fund’s NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in a Fund’s holdings goes up. Conversely, the U.S. dollar value of your investment in a Fund may go up if the value of the local currency appreciates against the U.S. dollar.

The value of the U.S. dollar measured against other currencies is influenced by a variety of factors. These factors include interest rates, national debt levels and trade deficits, changes in balances of payments and trade, domestic and foreign interest and inflation rates, global or regional political, economic or financial events, monetary policies of governments, actual or potential government intervention, and global energy prices. Political instability, the possibility of government intervention and restrictive or opaque business and investment policies may also reduce the value of a country’s currency. Government monetary policies and the buying or selling of currency by a country’s government may also influence exchange rates.

Currencies of emerging or developing market countries may be subject to significantly greater risks than currencies of developed countries. Many developing market countries have experienced steady declines or even sudden devaluations of their currencies relative to the U.S. dollar. Some non-U.S. market currencies may not be traded internationally, may be subject to strict limitations on foreign investment and may be subject to frequent and unannounced government intervention. Government intervention and currency controls can decrease the value and significantly increase the volatility of an investment in non-U.S. currency. Although the currencies of some developing market countries may be convertible into U.S. dollars, the achievable rates may differ from those experienced by domestic investors because of foreign investment restrictions, withholding taxes, lack of liquidity or other reasons.

4

The Currency Hedged Equity Funds and Active Multifactor Funds use various strategies in an attempt to minimize changes in the value of the applicable currency or currencies, which may not be successful. In addition, the Currency Hedged Equity Funds and Active Multifactor Funds may not be fully hedged at all times in order to minimize transaction costs or for other reasons.

CYBERSECURITY RISK. Investment companies, such as the Funds, and their service providers may be prone to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cybersecurity breaches. Cyber-attacks affecting a Fund or the Adviser, Sub-Advisers, accountant, custodian, transfer agent, index providers, market makers, Authorized Participants and other third-party service providers may adversely impact a Fund. For instance, cyber-attacks may interfere with the processing of Authorized Participant transactions, impact a Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential company information, impede trading, subject a Fund to regulatory fines or financial losses, and cause reputational damage. A Fund could incur extraordinary expenses for cybersecurity risk management purposes, prevention and/or resolution. Similar types of cybersecurity risks also are present for issuers of securities in which a Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such portfolio companies to lose value.

DEPOSITARY RECEIPTS. To the extent a Fund invests in stocks of foreign corporations, the Fund’s investment in such stocks may be in the form of depositary receipts or other similar securities convertible into securities of foreign issuers. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. American Depositary Receipts (“ADRs”) are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. European Depositary Receipts (“EDRs”) are receipts issued in Europe that evidence a similar ownership arrangement. Global Depositary Receipts (“GDRs”) are receipts issued throughout the world that evidence a similar arrangement. Non-Voting Depository Receipts (“NVDRs”) are receipts issued in Thailand that evidence a similar arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. NVDRs are tradable on the Stock Exchange of Thailand. See “Non-U.S. Securities” below for information about the risks associated with depositary receipts.

A Fund will not generally invest in any unlisted depositary receipts or any depositary receipt that WisdomTree Asset Management or the relevant Sub-Adviser deems to be illiquid or for which pricing information is not readily available. In addition, all depositary receipts generally must be sponsored; however, a Fund may invest in unsponsored depositary receipts under certain limited circumstances. The issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States, and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts. The use of depositary receipts may increase tracking error relative to an underlying Index.

DERIVATIVES. To the extent consistent with its principal investment strategies, a Fund may invest in derivative instruments. Generally the Funds will not use derivatives to increase leverage, and each Fund will provide margin or collateral, as applicable, with respect to investments in derivatives in such amounts as determined under applicable law, regulatory guidance, or related interpretations.

Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to bonds, interest rates, currencies, commodities, and related indexes. Examples of derivative instruments include forward currency contracts, currency and interest rate swaps, currency options, futures contracts, options on futures contracts, swap agreements, and credit-linked notes.

A Fund that utilizes derivatives is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operation, and/or change the competitive landscape. In October 2020, the SEC adopted Rule 18f-4 under the 1940 Act, which governs a fund’s use of derivatives. Among other things, the rule generally requires a fund to adopt a derivatives risk management program, appoint a derivatives risk manager to oversee the program, and comply with an outer limit on fund leverage risk based on value at risk, or “VaR”. Certain funds may be exempted from these requirements if they use derivatives only to a limited extent and in a limited manner and comply with certain other conditions set forth in the rule. The rule significantly changes the regulatory framework applicable to a fund’s use of derivatives, including by replacing the existing asset segregation regulatory framework in its entirety. It is not currently clear what impact, if any, the rule will have on the availability, liquidity, or performance of derivatives.

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Forwards, swaps, and certain other derivatives are subject to regulation under The Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) in the U.S. and certain non-U.S. jurisdictions. Physically-settled forwards entered into between eligible contract participants, such as the Fund, are generally subject to fewer regulatory requirements in the U.S. than non-deliverable forwards. Under the Dodd-Frank Act, non-deliverable forwards are regulated as swaps and are subject to rules requiring central clearing and mandatory trading on an exchange or facility that is regulated by the Commodity Futures Trading Commission (the “CFTC”). Under the Dodd-Frank Act, non-deliverable forwards, swaps, and certain other derivatives traded in the over the counter (“OTC”) market are subject to initial and variation margin requirements. A Fund’s counterparties may be subject to additional regulatory requirements and/or apply the regulatory requirements more broadly than is required for administrative and other reasons, including, for example, by (i) applying the stricter regulatory requirements to physically-settled forwards that are applicable to non-deliverable forwards even though the stricter rules are not technically applicable to such physically-settled forwards; and (ii) applying smaller thresholds for the delivery of variation margin than required. As such, a Fund, when using currency forwards, and particularly the Currency Hedged Equity Funds and the Active Multifactor Funds, may need to hold additional cash to meet regulatory requirements, which may include raising cash by selling securities and/or obtaining cash through other arrangements in order to meet margin requirements, which may, among other potential consequences, cause increased index tracking error (if applicable), cause an increase in expense ratio, lead to the realization of taxable gains, increase costs to a Fund of trading or otherwise affect returns to investors in such Fund.  With regard to each Fund, WisdomTree Asset Management, on behalf of the Funds, has filed with the National Futures Association (“NFA”) a notice of eligibility claiming an exclusion from the definition of commodity pool operator (“CPO”) under revised CFTC Rule 4.5 under the Commodity Exchange Act (the “CEA”). Accordingly, the Funds and WisdomTree Asset Management , with respect to each Fund, are not subject to registration or regulation as a commodity pool or CPO. It is expected that a Fund will be able to operate pursuant to the limitations under the revised CFTC Rule 4.5 without materially adversely affecting its ability to achieve its investment objective. If, however, these limitations were to make it difficult for a Fund to achieve its investment objective in the future, the Trust may determine to operate the Fund as a regulated commodity pool pursuant to WisdomTree Asset Management’s CPO registration or to reorganize or close the Fund or to materially change the Fund’s investment objectives and strategies.

Swap Agreements and Options on Swap Agreements. Each Fund may enter into swap agreements, including currency swaps, interest rate swaps, credit default swaps, and total return swaps. A typical foreign currency swap involves the exchange of cash flows based on the notional differences among two or more currencies (e.g., the U.S. dollar and the euro). A typical interest rate swap involves the exchange of a floating interest rate payment for a fixed interest payment. A typical credit default swap (“CDS”) involves an agreement to make a series of payments by the buyer in exchange for receipt of payment by the seller if the loan defaults. In the event of default, the buyer of the CDS receives compensation (usually the face value of the loan), and the seller of the CDS takes possession of the defaulted loan. In the event that the Fund acts as a protection seller of a CDS, the Fund will segregate assets equivalent to the full notional value of the CDS. In the event that the Fund acts as a protection buyer of a CDS, the Fund will cover the total amount of required premium payments plus the pre-payment penalty. Total return swaps involve the exchange of payments based on the total return on an underlying reference asset. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Swap agreements can be structured to provide for periodic payments over the term of the swap contract or a single payment at maturity (also known as a “bullet swap”). Swap agreements may be used to hedge or achieve exposure to, for example, currencies, interest rates, and money market securities without actually purchasing such currencies or securities. Each Fund may use swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another or from one payment stream to another.

Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long- or short-term interest rates (in the United States or abroad), foreign currencies, corporate borrowing rates, or other factors, and may increase or decrease the overall volatility of a Fund’s investments and its share price.

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Swaptions. The Funds may also enter into options with respect to swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, on specified terms at a designated future time. Depending on the particular terms, a Fund will generally incur a greater degree of risk when it writes (sells) a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing the amount of premium paid should the option expire unexercised, but when a Fund writes a swaption, upon exercise of the swaption the Fund will become obligated according to the terms of the underlying agreement.

Futures, Options, and Options on Futures Contracts. Each Fund may use futures contracts, options, and related options on futures contracts: (i) to attempt to gain exposure to U.S. Treasury futures contracts and foreign currencies, and (ii) to attempt to gain exposure to a particular market, instrument, or index. To the extent a Fund uses futures and options, it will do so only in accordance with applicable requirements of the CEA and the rules thereunder.

Futures Contracts. A futures contract is a standardized contract traded on a recognized exchange in which two parties agree to exchange either a specified financial asset or the cash equivalent of said asset of standardized quantity and quality for a price agreed to today (the futures price or the strike price) with delivery occurring at a specified future date. Each Fund’s investments in listed futures contracts will be backed by investments in liquid assets in an amount equal to the exposure of such contracts. Each Fund may take long or short positions in listed futures contracts.

Each Fund may transact in listed currency futures contracts and listed U.S. Treasury futures contracts. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (i.e., currency or Treasury security) at a specified future date. When a Fund sells a listed futures contract, it agrees to sell a specified reference asset (i.e., currency or Treasury security) at a specified future date. The price at which the purchase and sale will take place is fixed when a Fund enters into the contract. The exchange clearing corporation is the ultimate counterparty for all exchange listed contracts, so credit risk is limited to the creditworthiness of the exchange’s clearing corporation. Margin deposits are posted as performance bonds with the clearing broker and, in turn, with the exchange clearing corporation.

Each Fund may buy and sell index futures contracts with respect to any index traded on a recognized exchange or board of trade. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price, and the actual level of the stock index at the expiration of the contract. Generally, contracts are closed out prior to the expiration date of the contract.

There are significant risks associated with a Fund’s use of futures contracts, including the following: (1) the success of a strategy may depend on the Adviser’s ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities and the prices of futures contracts; (3) although the Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts.

Options on Futures Contracts. Each Fund reserves the right to buy or sell options on listed futures contracts. An option on a futures contract gives the purchaser the right, in exchange for payment of a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security or instrument at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security or instrument at any time during the option period. A premium is paid to the writer of an option as consideration for undertaking the obligation in the contract.

Options. Each Fund may purchase and write options on an exchange or OTC. OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC’s position that OTC options are generally illiquid.

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There are significant risks associated with a Fund’s use of options contracts, including the following: (1) the success of a strategy may depend on the Adviser’s and/or Sub-Adviser’s ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities and the price of options; (3) although the Fund intends to enter into options contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in options contracts.

Currency Options. Each Fund may buy or sell put and call options on foreign currencies either on exchanges or in the OTC market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires.

Currency Transactions. The International Equity Funds may enter into foreign currency futures contracts and/or forward foreign currency contracts to facilitate local securities settlements or to protect against currency exposure. The Funds, other than the Currency Hedged Equity Funds and the Active Multifactor Funds, do not expect to engage in currency transactions for the purpose of hedging against declines in the value of a Fund’s total assets that are denominated in one or more foreign currencies. Each Currency Hedged Equity Fund invests, and the Active Multifactor Funds at various times invest, in various types of currency contracts to hedge against changes in the value of the U.S. dollar against the Japanese yen, euro, rupee, or other foreign currencies, as applicable.

Foreign Currency Futures Contracts. A foreign currency futures contract is a contract involving an obligation to deliver or acquire the specified amount of a specific currency, at a specified price and at a specified future time. Futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency.

Forward Foreign Currency Contracts. A forward foreign currency exchange contract (“forward contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Forward contracts are contracts between parties in which one party agrees to make a payment to the other party (the counterparty) based on the market value or level of a specified currency. In return, the counterparty agrees to make payment to the first party based on the return of a different specified currency. A forward contract generally has no margin deposit requirement, and no commissions are charged at any stage for trades. These contracts typically are settled by physical delivery of the underlying currency or currencies in the amount of the full contract value to the extent they are not agreed to be carried forward to another expiration date (i.e., rolled over).

A non-deliverable forward contract is a forward contract where there is no physical settlement of two currencies at maturity. Non-deliverable forward contracts will usually be done on a net basis, with a Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of each Fund’s obligations over its entitlements with respect to each non-deliverable forward contract is accrued on a daily basis and an amount of cash or liquid securities having an aggregate value at least equal to the accrued excess is maintained to cover such obligations. The risk of loss with respect to non-deliverable forward contracts generally is limited to the net amount of payments that a Fund is contractually obligated to make or receive.

Currency exchange transactions involve a significant degree of risk and the markets in which currency exchange transactions are effected are highly volatile, highly specialized, and highly technical. Significant changes, including changes in liquidity and prices, can occur in such markets within very short periods of time, often within minutes. Currency exchange trading risks include, but are not limited to, exchange rate risk, maturity gap, interest rate risk, and potential interference by foreign governments through regulation of local exchange markets, foreign investment, or particular transactions in foreign currency. If a Fund utilizes foreign currency transactions at an inappropriate time, such transactions may not serve their intended purpose and may lower the Fund’s return. A Fund could experience losses if the value of any currency forwards and futures positions is poorly correlated with its other investments or if it could not close out its positions because of an illiquid market. Such contracts are subject to the risk that the counterparty will default on its obligations. In addition, each Fund will incur transaction costs, including trading commissions, in connection with certain foreign currency transactions.

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EQUITY SECURITIES. Each Fund invests in equity securities. Equity securities, such as the common stocks or preferred stocks of an issuer, are subject to stock market fluctuations and, therefore, may experience volatile changes in value as market conditions, consumer sentiment or the financial condition of the issuers change. A decrease in value of the equity securities in a Fund’s portfolio may also cause the value of a Fund’s shares to decline.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors or holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

Investments in the United States. The economic, political, regulatory, and other events and conditions that affect issuers and investments in the United States differ significantly from those associated with other countries and regions. For example, routine political events, such as a presidential election, can have a significant effect on the U.S. markets and lead to periods of increased volatility. U.S. financial markets also have become increasingly globalized, hosting participants from all over the world and on a more macro level, becoming more integrated with financial markets around the world. As a result, U.S. financial markets are also increasingly vulnerable to the risks that may affect non-U.S. financial markets. A Fund’s investments in the United States are particularly subject to the risk that they, and the U.S. economy more generally, will be adversely affected by a decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States. In addition, proposed and adopted policy and legislative changes in the United States have changed and may continue to change many aspects of financial, public health, environmental, and other regulation. Certain of these changes may have a significant effect, either positive or negative, on U.S. markets and issuers, including issuers in which a Fund may invest. A Fund’s investments in the United States may also be adversely affected by any one of several geopolitical risks to which the United States is subject, including its precarious strategic competitive relationship with China, Russia’s invasion of Ukraine and related economic sanctions, increasing environmental and climate risk, and the ever-increasing threat of damaging cyberattacks. The United States has also experienced elevated debt levels, increased internal political discord, and significant challenges in managing and containing inflation. If these trends were to continue or any of the other risks were to manifest, whether due to conditions or an event originating from within or outside of the United States, it may have an adverse effect on a Fund’s investments in the United States and thus, a Fund’s performance.

EXCHANGE-TRADED PRODUCTS. To the extent consistent with its principal investment strategies, a Fund may invest in one or more types of exchange-traded products (“ETPs”), which may include ETFs registered under the 1940 Act, exchange-traded commodity trusts regulated by the CFTC, exchange-traded notes (“ETNs”), ETPs registered under the Securities Act only (e.g., bitcoin ETPs), as well as instruments that provide exposure to ETPs. Certain of the ETPs in which a Fund may invest may be managed, sponsored, or serviced by the Adviser or an affiliate (“Affiliated ETPs”), and in such capacity, the Adviser or affiliate may receive management or other fees from the ETPs in which a Fund invests. Any such fees would be in addition to the management fee earned by the Adviser for its management of an investing Fund. These fees may create a conflict of interest by influencing the Adviser to invest in the shares of Affiliated ETPs. While the Adviser takes steps to address such conflicts of interest, including subjecting Affiliated ETPs to the same investment criteria or conditions as unaffiliated ETPs, it is possible that such conflicts of interest could impact a Fund.

Generally, a Fund’s investment in an ETP will subject the Fund to all of the risks associated with the assets or holdings of such ETP, as well as the general risks of investing in an ETP. For example, a Fund may invest in new ETPs or ETPs that have not yet established a deep trading market at the time of investment. Shares of such ETPs may experience limited trading volume and less liquidity, which may increase the spread (the difference between bid price and ask price) associated with the ETP’s share price. In addition, the market price of ETP shares may be more (i.e., a premium) or less (i.e., a discount) than the NAV of the ETP shares and may not correlate to the market price of the ETP’s reference asset.

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Exchange-Traded Funds. ETFs are investment companies regulated pursuant to the 1940 Act and registered with the SEC that trade like stocks on a securities exchange at market prices rather than NAV. As a result, ETF shares may trade at a price greater than NAV (premium) or less than NAV (discount). A Fund, if investing in an ETF, indirectly bears the fees and expenses charged by the ETF in addition to the Fund’s direct fees and expenses. Investments in ETFs also are subject to brokerage and other trading costs that could result in greater expenses for the Fund.

Exchange-Traded Notes. ETNs generally are senior, unsecured, unsubordinated debt securities issued by a sponsor, such as an investment bank. ETNs are traded on exchanges and the returns are linked to the performance of market indexes. In addition to trading ETNs on exchanges, investors may redeem ETNs directly with the issuer on a periodic basis, typically in a minimum amount of 50,000 units, or hold the ETNs until maturity. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and economic, legal, political, or geographic events that affect the referenced market. Because ETNs are debt securities, they are subject to credit risk. If the issuer has financial difficulties or goes bankrupt, a Fund may not receive the return it was promised. If a rating agency lowers an issuer’s credit rating, the value of the ETN may decline and a lower credit rating reflects a greater risk that the issuer will default on its obligation. There may be restrictions on a Fund’s right to redeem its investment in an ETN. There are no periodic interest payments for ETNs, and principal is not protected. A Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market.

FINANCIAL SECTOR INVESTMENTS. To the extent consistent with its principal investment strategies, a Fund may engage in transactions with or invest in companies that are considered to be in the financial sector, including commercial banks, brokerage firms, diversified financial services, a variety of firms in all segments of the insurance industry (such as multi-line, property and casualty, and life insurance) and real estate-related companies. There can be no guarantee that these strategies may be successful. A Fund may lose money as a result of defaults or downgrades within the financial sector.

Events in the financial sector have resulted in increased concerns about credit risk and exposure. Well-known financial institutions have experienced significant liquidity and other problems and have defaulted on their debt obligations. Issuers that have exposure to real estate, mortgage and credit markets have been particularly affected. It is uncertain whether or how long these conditions will continue. These events and possible continuing market turbulence may have an adverse effect on Fund performance.

Rule 12d3-1 under the 1940 Act limits the extent to which a fund may invest in the securities of any one company that derives more than 15% of its revenues from brokerage, underwriting or investment management activities. A Fund may purchase securities of an issuer that derived more than 15% of its gross revenues in its most recent fiscal year from securities-related activities, subject to the following conditions: (1) the purchase cannot cause more than 5% of the Fund’s total assets to be invested in securities of that issuer; (2) for any equity security, the purchase cannot result in the Fund owning more than 5% of the issuer’s outstanding securities in that class; and (3) for a debt security, the purchase cannot result in the Fund owning more than 10% of the outstanding principal amount of the issuer’s debt securities. A Fund, in seeking to comply with this rule, may experience greater index tracking error because an Index is not subject to the rule.

In applying the gross revenue test, an issuer’s own securities-related activities must be combined with its ratable share of securities-related revenues from enterprises in which it owns a 20% or greater voting or equity interest. All of the above percentage limitations, as well as the issuer’s gross revenue test, are applicable at the time of purchase. With respect to warrants, rights, and convertible securities, a determination of compliance with the above limitations shall be made as though such warrant, right, or conversion privilege had been exercised. A Fund will not be required to divest its holdings of a particular issuer when circumstances subsequent to the purchase cause one of the above conditions to not be met. The purchase of a general partnership interest in a securities-related business is prohibited.

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FIXED INCOME SECURITIES. To the extent consistent with its principal investment strategies, a Fund may invest in fixed income securities, such as corporate debt, notes and bonds, and/or instruments related to fixed income securities. Fixed income securities change in value in response to interest rate changes and other factors, such as the perception of the issuer’s creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. Fixed income securities with short-term maturities are generally less sensitive to such changes than are fixed-income securities with longer-term maturities, which will generally fluctuate more in response to interest rate changes. The capacity of traditional dealers to engage in fixed income trading has not kept pace with the bond market’s growth and dealer inventories of bonds are at or near historic lows relative to market size. Because market makers provide stability to fixed income markets, the significant reduction in dealer inventories could lead to decreased liquidity and increased volatility, which may become exacerbated during periods of economic or political stress. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions (or selling of fund shares in the secondary market) from fixed income funds may be higher than normal.

ILLIQUID INVESTMENTS. Although the Funds do not intend to do so, as a matter of policy, each Fund may invest up to an aggregate amount of 15% of its net assets in illiquid investments. Illiquid investments include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets to the extent the Adviser or Sub-Adviser has not deemed such securities to be liquid. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without significantly changing the market value of the investment. The liquidity of a security will be determined based on the relevant market, trading, and investment specific conditions. Illiquid investments include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets to the extent the Adviser or Sub-Adviser has not deemed such securities to be liquid. The inability of a Fund to dispose of illiquid or not readily marketable investments readily or at a reasonable price could impair a Fund’s ability to raise cash for redemptions or other purposes. The liquidity of securities purchased by a Fund which are eligible for resale pursuant to Rule 144A, except for certain 144A bonds, will be monitored by each Fund on an ongoing basis. In the event that more than 15% of the Fund’s net assets are invested in illiquid investments, the Fund, in accordance with Rule 22e-4(b)(1)(iv) of the 1940 Act, will report the occurrence to both the Board and the SEC and seek to reduce its holdings of illiquid investments within a reasonable period of time.

INVESTMENT COMPANY SECURITIES. Each Fund, to the extent consistent with its principal investment strategies, may invest in the securities of other investment companies (including money market funds) and certain ETPs as well as instruments that provide exposure to other investment companies. The 1940 Act generally prohibits a fund from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of the fund’s total assets in any single investment company and no more than 10% in any combination of two or more investment companies. A Fund may invest in other investment companies beyond these statutory limits in pursuit of its investment objective to the extent it enters into agreements and abides by certain conditions of Rule 12d1-4 under the 1940 Act. A Fund may purchase or otherwise invest in shares of affiliated ETFs and money market funds.

ISSUER SPECIFIC CONDITIONS. Issuer-specific conditions may affect the value of a Fund’s investments. The financial condition of an issuer of a security or counterparty to a contract may cause it to default or become unable to pay interest or principal due on the security or contract. A Fund cannot collect interest and principal payments if the issuer or counterparty defaults. Accordingly, the value of an investment in a Fund may change in response to issuer or counterparty defaults and changes in the credit ratings of the Fund’s portfolio securities. In addition, although all of the securities held by the Funds generally are listed on one or more U.S. or non-U.S. stock exchanges, there can be no guarantee that a liquid market for such securities will be made or maintained. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. The price at which securities may be sold and, therefore, the value of a Fund’s shares will be adversely affected if trading markets for the Fund’s portfolio securities are limited or absent, or if bid/ask spreads are wide.

LACK OF DIVERSIFICATION. Each Fund is considered to be “non-diversified.” A “non-diversified” classification means that a Fund is not limited by the 1940 Act with regard to the percentage of its total assets that may be invested in the securities of a single issuer. As a result, each of the Funds may invest more of its total assets in the securities of a single issuer or a smaller number of issuers than if it were classified as a diversified fund. Therefore, each Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a small number of issuers than a fund that invests more widely, which may have a greater impact on the Fund’s volatility and performance. However, the Funds intend to satisfy the diversification requirements necessary to qualify as a RIC under the Code (see “Taxes” below for more information).

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MARKET RISK. Various factors and events can impact the entire market or specific market segments including political and economic developments such as changes in interest rates, government regulation, and the outlook for economic growth or recession, as well as events that impact specific issuers such as changes to an issuer’s actual or perceived creditworthiness. While changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments, during a general market downturn, multiple asset classes may be negatively affected. Investor perceptions, confidence (or lack thereof) and/or uncertainty may also impact the value of a Fund’s investments and the value of an investment in a Fund’s shares. These investor perceptions, confidence (or lack thereof), and/or uncertainty are based on various and unpredictable factors, including expectations regarding government, economic, monetary, and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic, health, or banking crises.

Markets around the world are increasingly connected. Changing economic, political, or financial market conditions in one country or geographic region could adversely affect the market value of the securities held by a Fund in a different country or geographic region due to increasingly interconnected global economies and financial markets. In addition, certain geopolitical and other events, including environmental events and public health events such as epidemics and pandemics, may have a global impact and add to instability in world economies and markets generally. As a result, whether or not a Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic, political, financial, and/or social difficulties, the value and liquidity of a Fund’s investments may be negatively affected by such events. Such market conditions may also lead to increased regulation of a Fund and the instruments in which a Fund may invest, which may, in turn, increase the expenses incurred by a Fund and/or affect a Fund’s ability to pursue its investment objective and a Fund’s performance.A widespread health crisis such as a global pandemic could cause overall market volatility as well as major disruptions to global markets and economies, including exchange trading suspensions and closures. In addition, a global pandemic may result in severe losses across certain sectors and industries, including decreased employee availability and significant disruptions to business operations and supply chains. Government efforts to contain the spread of a pandemic and mitigate its economic impact may lead to a large expansion of government deficits and debt, which in turn may result in higher inflation. A global pandemic similar to COVID-19 that may arise in the future could adversely affect the economies of many nations, the global economy, individual companies, and capital markets in ways that cannot be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social, and economic risks.

Changes in U.S. policy may also introduce heightened risks, including economic policy and market risks, such as with the imposition of tariffs and other trade-related initiatives that could disrupt markets globally. Trade disputes and retaliatory actions, such as embargoes and other trade limitations, may reduce the profitability of companies in which a Fund invests, lead to a significant reduction in international trade, and adversely affect the growth of the global economy. Trade disputes may also increase currency exchange rate volatility, which can adversely affect the prices of certain investments and the ability of a Fund to hedge its currency risk, and negatively affect investor confidence in the markets generally and investment growth and could contribute to volatility or overall declines in the U.S. and global investment markets. Domestic policy initiatives and related tensions could result in market disruptions, including with respect to certain industries or sectors such as the oil and natural gas markets, and may negatively affect global supply chains, inflation, and global growth. These conflicts, policy initiatives, and tensions could adversely affect the value of certain Fund investments, as well as a Fund’s performance and liquidity, even if the Fund does not have direct investment exposure to a country involved in a particular conflict or industry directly affected by trade restrictions. Ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Iran, and Hamas and other militant groups in the Middle East, and related sanctions and trading restrictions, have caused significant market disruptions and volatility within the markets globally.

It is impossible to predict the effects on the Funds of these or similar events and market conditions in the future; however, it is possible that these or similar events and market conditions could have a significant and adverse effect on the NAV and/or risk profile of a Fund.

MONEY MARKET INSTRUMENTS. Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which a Fund may invest include: (i) short-term obligations issued by the U.S. government; (ii) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A-1+” or “A-1” by S&P Global Ratings (“S&P”) or, if unrated, of comparable quality as determined by the Fund; and (iv) repurchase agreements. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

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NON-U.S. SECURITIES. The International Equity Funds invest primarily in non-U.S. equity securities and other instruments that provide exposure to such securities. Investments in non-U.S. equity securities involve certain risks that may not be present in investments in U.S. securities. For example, non-U.S. securities may be subject to currency risks or to foreign government taxes. There may be less information publicly available about a non-U.S. issuer than about a U.S. issuer, and a foreign issuer may or may not be subject to uniform accounting, auditing, and financial reporting standards and practices comparable to those in the U.S. Other risks of investing in such securities include political or economic instability in the country involved, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. The prices of such securities may be more volatile than those of domestic securities. With respect to certain foreign countries, there is a possibility of expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, difficulty in obtaining and enforcing judgments against foreign entities or diplomatic developments which could affect investment in these countries. Investor protection regimes in foreign countries may also not be comparable to that in the U.S. For example, it may be more difficult to bring claims common in the U.S., including securities class action and fraud claims, or for U.S. regulators to bring enforcement actions against issuers in foreign countries. As a result, the Fund and its shareholders may encounter substantial difficulties in obtaining and enforcing judgments against individuals residing outside of the U.S. and companies domiciled outside of the U.S. This risk may be heightened in emerging market countries where legal regimes are generally less developed and legal protections governing private and foreign investments may not yet exist or be in the early stages of development. Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of foreign securities.

Non-U.S. stock markets may not be as developed or efficient as, and may be more volatile than, those in the U.S. While the volume of shares traded on non-U.S. stock markets generally has been growing, such markets usually have substantially less volume than U.S. markets. Therefore, a Fund’s investment in non-U.S. equity securities may be less liquid and subject to more rapid and erratic price movements than comparable securities listed for trading on U.S. exchanges. Non-U.S. equity securities may trade at price/earnings multiples higher than comparable U.S. securities and such levels may not be sustainable. There may be less government supervision and regulation of foreign stock exchanges, brokers, banks, and listed companies abroad than in the U.S. Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences may include delays beyond periods customary in the U.S. and practices, such as delivery of securities prior to receipt of payment, that increase the likelihood of a failed settlement, which can result in losses to a Fund. The value of non-U.S. investments and the investment income derived from them may also be affected unfavorably by changes in currency exchange control regulations. Foreign brokerage commissions, custodial expenses and other fees also are generally higher than for securities traded in the U.S. This may cause the International Equity Funds to incur higher portfolio transaction costs than domestic equity funds. Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing a security, even one denominated in U.S. dollars. Dividend and interest payments may be repatriated based on the exchange rate at the time of disbursement, and restrictions on capital flows may be imposed.

Foreign securities include ADRs, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are issued by U.S. banks or trust companies and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. GDRs are similar to ADRs and represent shares of foreign-based corporations and are generally issued by international banks in one or more markets around the world. EDRs are similar to ADRs and GDRs and represent shares of foreign-based corporations that are generally issued by European banks in one or more markets in Europe. Investments in ADRs, GDRs, and EDRs may be less liquid and more volatile than underlying shares in their primary trading markets.

Since foreign exchanges may be open on days when a Fund does not price its shares, the value of the securities in a Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, Fund shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in a Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging market countries.

Investments in non-U.S. securities may be subject to additional trading, settlement, custodial, and operational risks including restrictions on the transfers of securities. A Fund may change its creation or redemption procedures without notice in connection with restrictions on the transfer of securities. For more information on creation and redemption procedures, see “Creation and Redemption of Creation Unit Aggregations” herein.

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Set forth below for certain markets in which the International Equity Funds may invest, consistent with their principal investment strategies, are brief descriptions of some of the conditions and risks in each such market.

Investments in Emerging Markets Securities. Investments in securities listed and traded in emerging markets are subject to additional risks that may not be present for U.S. investments or investments in more developed non-U.S. markets. Such risks may include: (i) greater market volatility; (ii) lower trading volume; (iii) greater social, political and economic uncertainty; (iv) governmental controls on foreign investments and limitations on repatriation of invested capital; (v) the risk that companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets; (vi) the risk that there may be less protection of property rights than in other countries; and (vii) limited investor rights and legal or practical remedies. Emerging markets are generally less liquid and less efficient than developed securities markets. Some emerging markets have experienced and may continue to experience high inflation rates, currency devaluations and economic recessions. Each of these factors may cause a Fund to decline in value. Unanticipated political or social developments may result in sudden and significant investment losses, and may affect the ability of governments and government agencies in these markets to meet their debt obligations. These and other factors could have a negative impact on a Fund’s performance and increase the volatility of an investment in the Fund.

Investments in Frontier Markets Securities. The economies of “frontier markets” (e.g., Bahrain, Egypt, Jordan, Kuwait, Morocco, Oman, Vietnam, Kazakhstan, Romania, and Nigeria) generally have lower trading volumes and greater potential for illiquidity and price volatility than more developed markets, including various emerging markets. These markets have a smaller number of issuers and participants and therefore may also be affected to a greater extent by the actions of a small number of issuers and investors. A significant change in cash flows investing in these markets could have a substantial effect on local stock prices and, therefore, prices of Fund shares. Investments in certain frontier market countries are restricted or controlled to varying extents. At times, these restrictions or controls may limit or prevent foreign investment and/or increase the investment costs and expenses of a Fund. Frontier markets may be subject to greater political instability, threat of war or terrorism and government intervention than more developed markets, including many emerging market economies. Frontier markets generally are not as correlated to global economic cycles as those of more developed countries. These and other factors make investing in the frontier market countries significantly riskier than investing in developed market and emerging market countries.

Certain frontier countries impose additional restrictions, such as requiring governmental approval prior to investments by foreign persons, limiting the amount of investments by foreign persons in a particular issuer, limiting investments by foreign persons to a particular class of securities of an issuer that may have less advantageous rights than other classes, and imposing additional taxes. For countries that require prior government approval, delays in obtaining such approval would delay investments, and consequently a Fund may be unable to invest in all of the securities included in the Index until such approval is final. This could increase Index tracking error. Some frontier countries may also limit investment in issuers in industries considered essential to national interests and may require governmental approval for the repatriation of investment income, capital, or the proceeds of security sales by foreign investors, including the applicable Funds. Some frontier country governments may levy certain taxes on dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will decrease the income generated from investments in such countries.

Some banks that are eligible foreign sub-custodians in frontier markets may have been organized only recently or may otherwise not have extensive operating experience. There may also be legal restrictions or limitations on the ability of a Fund to recover assets held in custody by a foreign sub-custodian, such as in cases where the sub-custodian becomes bankrupt. Settlement systems may not be as established as in developed markets or even emerging markets. As a result, settlements may be delayed and cash or Fund securities may be jeopardized because of system defects. In addition, the laws of certain countries in which a Fund invests may require that Fund to release local shares before receiving cash payment, or to make cash payment before receiving local shares. This increases the risk of loss to that Fund.

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The Funds invest in some frontier countries that use share blocking. “Share blocking” refers to the practice of predicating voting rights related to an issuer’s securities on those securities being blocked from trading at the custodian or sub-custodian level for a period of time near the date of a shareholder meeting. Such restrictions have the potential to effectively prevent securities from being voted and from trading within a specified number of days before, and in some cases after, the shareholder meeting. Share blocking may preclude the Funds from purchasing or selling securities for a period of time. During the time that shares are blocked, trades in such securities will not settle. Although practices may vary by market, a blocking period may last from one day to several weeks. Once blocked, the block may be removed only by withdrawing a previously cast vote or abstaining from voting completely, a process that may be burdensome. In certain countries, the block cannot be removed. Share blocking may impose operational difficulties on a Fund, including the potential effect that a block would have on pending trades. Share blocking may cause pending trades to fail or remain unsettled for an extended period of time. Trade failures may also expose the transfer agent and the Funds to situations in which a counterparty may have the right to go to market, buy a security at the current market price and have any additional expense borne by the Funds or transfer agent if the counterparty is unable to deliver shares after a certain period of time. The Adviser, on behalf of the Fund, reserves the right to abstain from voting proxies in share blocking proxy markets. These and other factors could have a negative impact on Fund performance.

Investments in Australia. The economy of Australia is heavily dependent on the economies of Asian countries and the price and demand for natural resources and commodities as well as its exports from the agricultural and mining sectors. Conditions that weaken demand for such products worldwide could have a negative impact on the Australian economy as a whole. Australia also is increasingly dependent on the economies of its key trading partners, including China, the United States, and Japan. These and other factors could have a negative impact on a Fund’s performance.

Investments in Austria. Investments in Austrian issuers may subject the Fund to legal, regulatory, political, currency, security, and economic risk specific to Austria. Austria, as a member of the European Economic and Monetary Union (“EMU”), must comply with certain restrictions on inflation rates, deficits, debt levels, and fiscal and monetary controls. The Austrian economy, along with certain other economies of the European Union (“EU”), has from time to time experienced significant financial market volatility and economic adversity, and certain Austrian banks required government support in order to avoid potential insolvency and wider regional contagion. In addition, the Austrian banking sector has significant exposure to Central and Eastern Europe. Eastern European markets remain relatively undeveloped and can be particularly sensitive to political and economic developments, and adverse events in these Eastern European countries may greatly impact the Austrian economy. These and other factors could have a negative impact on a Fund’s performance.

Investments in Belgium. Investments in Belgian issuers may subject the Fund to legal, regulatory, political, currency, security, and economic risk specific to Belgium. Belgium, as a member of the EMU, must comply with certain restrictions on inflation rates, deficits, debt levels, and fiscal and monetary controls. The implementation of any such restrictions or controls, the default of an EU member country on its sovereign debt, significant fluctuations in the euro’s exchange rate, or a change in EU or governmental trade regulations could each have a significant impact on the Belgian economy as well as the economies of some or all European countries. Belgium also lacks many natural resources and, thus, is dependent on trade partners and vulnerable to fluctuations or shortages in commodity markets. These and other factors could have a negative impact on a Fund’s performance.

Investments in Brazil. Investing in securities of Brazilian companies involves certain considerations not typically associated with investing in securities of U.S. companies or the U.S. Government. These risks include: (i) investment and repatriation controls, which could make it harder for a Fund to track its underlying Index and decrease the Fund’s tax efficiency; (ii) fluctuations in the rate of exchange between the Brazilian Real and the U.S. dollar; (iii) the generally greater price volatility and lesser liquidity that characterize Brazilian securities markets, as compared with U.S. markets; (iv) the effect that a trade deficit could have on economic stability and the Brazilian government’s economic policy; (v) high rates of inflation and unemployment; (vi) governmental involvement in and influence on the private sector; (vii) Brazilian accounting, auditing and financial standards and requirements, which differ from those in the United States; and (viii) political and other considerations, including changes in applicable Brazilian tax laws. The Brazilian economy may also be significantly affected by the economies of other Latin American countries. These and other factors could have a negative impact on a Fund’s performance.

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Investments in Canada. The U.S. is Canada’s largest trading partner and foreign investor. As a result, changes to the U.S. economy may significantly affect the Canadian economy. The economy of Canada also is heavily dependent on the demand for natural resources and agricultural products. Canada is a major producer of commodities such as forest products, metals, agricultural products, and energy related products like oil, gas, and hydroelectricity. Accordingly, a change in the supply and demand of these resources, both domestically and internationally, can have a significant effect on Canadian market performance. Canada is a top producer of zinc and uranium and a global source of many other natural resources, such as gold, nickel, aluminum, and lead. Conditions that weaken demand for such products worldwide could have a negative impact on the Canadian economy as a whole. These and other factors could have a negative impact on a Fund’s performance.

Investments in China and Hong Kong. In addition to the aforementioned risks of investing in non-U.S. securities, investing in securities listed and traded in Hong Kong involves special considerations not typically associated with investing in countries with more democratic governments or more established economies or securities markets. Such risks may include: (i) the risk of nationalization or expropriation of assets or confiscatory taxation; (ii) greater social, economic and political uncertainty (including the risk of war); (iii) dependency on exports and the corresponding importance of international trade; (iv) increasing competition from Asia’s other low-cost emerging economies; (v) currency exchange rate fluctuations and the lack of available currency hedging instruments; (vi) higher rates of inflation; (vii) controls on foreign investment and limitations on repatriation of invested capital and on the Fund’s ability to exchange local currencies for U.S. dollars; (viii) greater governmental involvement in and control over the economy; (ix) the risk that the Chinese government may decide not to continue to support the economic reform programs implemented since 1978 and could return to the prior, completely centrally planned, economy; (x) the fact that Chinese companies, particularly those located in China, may be smaller, less seasoned and newly organized; (xi) the differences in, or lack of, auditing and financial reporting standards which may result in unavailability of material information about issuers, particularly in China; (xii) the fact that statistical information regarding the economy of China may be inaccurate or not comparable to statistical information regarding the U.S. or other economies; (xiii) the less extensive, and still developing, regulation of the securities markets, business entities and commercial transactions; (xiv) the fact that the settlement period of securities transactions in foreign markets may be longer; (xv) the fact that the willingness and ability of the Chinese government to support the Chinese and Hong Kong economies and markets is uncertain; (xvi) the risk that it may be more difficult, or impossible, to obtain and/or enforce a judgment than in other countries; (xvii) the rapid and erratic nature of growth, particularly in China, resulting in inefficiencies and dislocations; (xviii) the risk that, because of the degree of interconnectivity between the economies and financial markets of China and Hong Kong, any sizable reduction in the demand for goods from China, or an economic downturn in China, could negatively affect the economy and financial market of Hong Kong as well; and (xix) the risk that certain companies in a Fund’s Index may have dealings with countries subject to sanctions or embargoes imposed by the U.S. Government or identified as state sponsors of terrorism.

While China’s economy has experienced past periods of rapid growth, there are no assurances that such growth rates will be repeated in the future. In particular, the growth rate of China’s economy had slowed over the years leading up to the global economic recession in 2020. Although China’s economy rebounded in 2021 as China recovered from the COVID-19 pandemic, China’s economy grew at a slower rate in both 2022 and 2023 than any year in the decade leading up to 2020. It remains unclear though whether these trends will continue in the future. In addition, China’s economic slowdown has negatively impacted the once rapidly growing Chinese real estate market, leading to the financial collapse of China’s largest real estate company. The slowdown in China’s real estate market has also left local Chinese governments with fewer viable means to raise revenue, especially with the fall in demand for housing.

Despite its attempts to restructure its economy towards consumption, China remains heavily dependent on exports. Accordingly, China is susceptible to economic downturns abroad, including any weakness in demand from its major trading partners, including the United States, Japan, and Europe. In addition, China’s aging infrastructure, worsening environmental conditions, rapid and inequitable urbanization, quickly widening urban and rural income gap, domestic unrest, and provincial separatism all present major challenges to the country. Further, China’s territorial claims, including its land reclamation projects and the establishment of an Air Defense Identification Zone over islands claimed and occupied by Japan, are another source of tension and present risks to diplomatic and trade relations with certain of China’s regional trade partners.

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Investments in Hong Kong also are subject to certain political risks not associated with other investments. Following the establishment of the People’s Republic of China by the Communist Party in 1949, the Chinese government renounced various debt obligations incurred by China’s predecessor governments, which obligations remain in default, and expropriated assets without compensation. There can be no assurance that the Chinese government will not take similar action in the future. Investments in China and Hong Kong involve risk of a total loss due to government action or inaction. China has committed by treaty to preserve Hong Kong’s autonomy and its economic, political, and social freedoms for 50 years from the July 1, 1997 transfer of sovereignty from the United Kingdom to China. However, if China would exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance. In addition, the Hong Kong dollar trades at a fixed exchange rate in relation to (or, is “pegged” to) the U.S. dollar, which has contributed to the growth and stability of the Hong Kong economy. However, it is uncertain how long the currency peg will continue or what effect the establishment of an alternative exchange rate system would have on the Hong Kong economy. Because each Fund’s NAV is denominated in U.S. dollars, the establishment of an alternative exchange rate system could result in a decline in a Fund’s NAV. These and other factors could have a negative impact on a Fund’s performance.

Investments in Variable Interest Entities (“VIEs”). In seeking exposure to Chinese companies, a Fund may invest in VIE structures. VIE structures can vary, but generally consist of a U.S.-listed company with contractual arrangements, through one or more wholly-owned special purpose vehicles, with a Chinese company that ultimately provides the U.S.-listed company with contractual rights to exercise control over and obtain economic benefits from the Chinese company. Although the U.S.-listed company in a VIE structure has no equity ownership in the underlying Chinese company, the VIE contractual arrangements permit the VIE structure to consolidate its financial statements with those of the underlying Chinese company. The VIE structure enables foreign investors, such as a Fund, to obtain investment exposure similar to that of an equity owner in a Chinese company in situations in which the Chinese government has restricted the non-Chinese ownership of such company. As a result, an investment in a VIE structure subjects a Fund to the risks associated with the underlying Chinese company. In its efforts to monitor, regulate and/or control foreign investment and participation in the ownership and operation of Chinese companies, including in particular those within the technology, telecommunications and education industries, the Chinese government may intervene or seek to control the operations, structure, or ownership of Chinese companies, including VIEs, to the disadvantage of foreign investors, such as a Fund. Intervention by the Chinese government with respect to a VIE could significantly and adversely affect the Chinese company’s performance or the enforceability of the company’s contractual arrangements with the VIE and thus, the value of a Fund’s investment in the VIE. In addition to the risk of government intervention, a Fund’s investment in a VIE structure is subject to the risk that the underlying Chinese company (or its officers, directors, or Chinese equity owners) may breach the contractual arrangements with the other entities in the VIE structure, or that Chinese law changes in a way that affects the enforceability of these arrangements, or those contracts are otherwise not enforceable under Chinese law, in which case a Fund may suffer significant losses on its VIE investments with little or no recourse available.

Investments in China A-Shares. Hong Kong and overseas investors may trade eligible China A-Shares (“A-Shares”) issued by companies that are incorporated in mainland China, and listed and traded on the Shanghai Stock Exchange (“SSE”) or Shenzhen Stock Exchange (“SZSE”) through Northbound trading via the Shanghai-Hong Kong or Shenzhen-Hong Kong Stock Connect (“Stock Connect”) programs in Chinese renminbi. In addition to shares of listed companies, ETFs are included as eligible securities to be traded under Stock Connect. Stock Connect is a securities trading and clearing linked program between either SSE or SZSE, and the Stock Exchange of Hong Kong Limited (“SEHK”), Hong Kong Securities Clearing Company Limited (“HKSCC”), and China Securities Depository and Clearing Corporation Limited (“ChinaClear”), with an aim to achieve mutual stock market access between the PRC and Hong Kong. A Fund’s ability to invest in China A-Shares and ETFs through Stock Connect, or on such other stock exchanges in China that participate in Stock Connect from time to time or in the future, is subject to trading limits, rules and regulations by the applicable regulatory authority. These restrictions and regulations may adversely affect a Fund’s ability to achieve its investment objective.

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Quota limitations risk. Trading under Stock Connect is subject to daily quota limitations on investments, which may restrict a Fund’s ability to invest in China A-Shares and ETFs through Stock Connect on a timely basis, and the Fund may not be able to effectively pursue its investment policies. In addition, an investor cannot purchase and sell the same security on the same trading day, which may restrict a Fund’s ability to invest in A-Shares and ETFs through Stock Connect and to enter into or exit trades on a timely basis.

Suspension risk. SEHK, SSE, and SZSE reserve the right to suspend trading of a specific security or all securities of the relevant market(s) if necessary to ensure an orderly and fair market and manage risks prudently which could adversely affect a Fund’s ability to access the PRC market.

Differences in trading day. Stock Connect only operates on days when both the PRC and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. So it is possible that there are occasions when it is a normal trading day for the PRC market, but Hong Kong investors (such as the Funds) cannot carry out any China A-Shares trading. A Fund may be subject to a risk of price fluctuations in China A-Shares during the time when Stock Connect is not trading as a result.

Restrictions on selling imposed by front-end monitoring. PRC regulations require that before an investor sells any share, there should be sufficient shares in the account; otherwise, SSE or SZSE will reject the sell order concerned. SEHK will carry out pre-trade checking on China A-Shares sell orders of its participants (i.e., the stock brokers) to ensure there is no over-selling.

Clearing settlement and custody risks. HKSCC and ChinaClear establish the clearing links and each is a participant of the other to facilitate clearing and settlement of cross-boundary trades. As the national central counterparty of the PRC’s securities market, ChinaClear operates a comprehensive network of clearing, settlement and stock holding infrastructure. ChinaClear has established a risk management framework and measures that are approved and supervised by the CSRC. The chances of a ChinaClear default are considered to be remote.

Should the remote event of a ChinaClear default occur and ChinaClear be declared as a defaulter, HKSCC will, in good faith, seek recovery of the outstanding stocks and monies from ChinaClear through available legal channels or through ChinaClear’s liquidation. In that event, a Fund may suffer a delay in the recovery process or may not be able to fully recover its losses from ChinaClear.

The China A-Shares traded through Stock Connect are issued in scriptless form, so investors, such as the Funds, will not hold any physical China A-Shares. Hong Kong and overseas investors, such as the Funds, who have acquired China A-Shares and/or ETFs (“Mainland Securities”) through Northbound trading under Stock Connect maintain the Mainland Securities with their brokers’ or custodians’ stock accounts with the Central Clearing and Settlement System operated by HKSCC for the clearing securities listed or traded on SEHK.

Nominee arrangements in holding China A-Shares. HKSCC is the “nominee holder” of the Mainland Securities acquired by overseas investors (including a Fund) through Stock Connect. The CSRC Stock Connect rules expressly provide that investors enjoy the rights and benefits of the Mainland Securities acquired through Stock Connect in accordance with applicable laws. The CSRC has clarified that (i) the concept of nominee shareholding is recognized in China, (ii) overseas investors shall hold Mainland Securities through HKSCC and are entitled to proprietary interests in such securities as shareholders, (iii) China law does not expressly provide for a beneficial owner under the nominee holding structure to bring legal proceedings, nor does it prohibit a beneficial owner from doing so, (iv) as long as certification issued by HKSCC is treated as lawful proof of a beneficial owner’s holding of Mainland Securities under the Hong Kong Special Administrative Region law, it would be fully respected by CSRC, and (v) as long as an overseas investor can provide evidential proof of direct interest as a beneficial owner, the investor may take legal actions in its own name in PRC courts. However, the courts in the PRC may consider that any nominee or custodian as registered holder of the Mainland Securities would have full ownership thereof, and even if the concept of beneficial owner is recognized under PRC law, those Mainland Securities would form part of the pool of assets of such entity available for distribution to creditors of such entities and/or that a beneficial owner may have no rights whatsoever in respect thereof. Consequently, neither a Fund nor its custodian can ensure that the Fund’s ownership of these securities or title thereto is assured.

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Under the rules of the Central Clearing and Settlement System operated by HKSCC for the clearing of securities listed or traded on SEHK, HKSCC as nominee holder shall have no obligation to take any legal action or court proceeding to enforce any rights on behalf of the investors in respect of the Mainland Securities in the PRC or elsewhere. Therefore, although a Fund’s ownership may be ultimately recognized and the HKSCC confirmed that it is prepared to provide assistance to the beneficial owners of Mainland Securities where necessary, the Fund may suffer difficulties or delays in enforcing its rights in Mainland Securities. Moreover, whether PRC courts will accept the legal action independently initiated by the overseas investor with the certification of holding Mainland Securities issued by HKSCC has yet to be tested. To the extent that HKSCC is deemed to be performing safekeeping functions with respect to assets held through it, it should be noted that a Fund and its custodian will have no legal relationship with HKSCC and no direct legal recourse against HKSCC in the event that the Fund suffers losses resulting from the performance or insolvency of HKSCC.

China A-Share market suspension risks. Only certain A-Shares are eligible to be accessed through Stock Connect. Such securities may lose their eligibility at any time, in which case they could be sold but could no longer be purchased through Stock Connect. China A-Shares may only be bought or sold where the relevant A-Shares are traded on the SSE or the SZSE, as appropriate. Given that the A-Share market is considered volatile and unstable (with the risk of suspension of a particular stock, and/or the whole market, and/or government intervention), the subscription and redemption of shares may also be disrupted. An Authorized Participant is unlikely to redeem or subscribe shares if it considers that A-Shares may not be available.

Investor compensation. A Fund will not benefit from the China Securities Investor Protection Fund in mainland China. The China Securities Investor Protection Fund is established to pay compensation to investors in the event that a securities company in mainland China is subject to compulsory regulatory measures (such as dissolution, closure, bankruptcy, and administrative takeover by the China Securities Regulatory Commission). Since a Fund is carrying out trading of China A-Shares and ETFs through securities brokers in Hong Kong, but not mainland China brokers, it is not protected by the China Securities Investor Protection Fund. That said, if a Fund suffers losses due to default matters of its securities brokers in Hong Kong in relation to the investment of Mainland Securities through Stock Connect, it would be compensated by Hong Kong’s Investor Compensation Fund.

Trading costs. In addition to paying trading fees and stamp duties in connection with trading of Mainland Securities, a Fund may be subject to new portfolio fees, dividend tax and tax concerned with income arising from stock transfers which are yet to be determined by the relevant authorities.

Operational risk. Stock Connect provides a channel for investors from Hong Kong and overseas, such as the Funds, to access the China stock market directly. Stock Connect is premised on the functioning of the operational systems of the relevant market participants. Market participants are able to participate in this program subject to meeting certain information technology capability, risk management and other requirements as may be specified by the relevant exchange and/or clearing house.

The securities regimes and legal systems of the two markets differ significantly and in order for the trial program to operate, market participants may need to address issues arising from the differences on an ongoing basis. Further, the “connectivity” in Stock Connect program requires routing of orders across the border. This has and will continue to require the development of new information technology systems on the part of the SEHK and exchange participants. There is no assurance that the systems of the SEHK and market participants will function properly or will continue to be adapted to changes and developments in both markets. In the event that the relevant systems failed to function properly, trading in both markets through the program could be disrupted. A Fund’s ability to access the China A-Share market (and hence to pursue their investment strategy) will be adversely affected.

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Regulatory risk. The CSRC Stock Connect rules are departmental regulations having legal effect in the PRC. However, the application of such rules is untested, and there is no assurance that PRC courts will recognize such rules, e.g., in liquidation proceedings of PRC companies.

Stock Connect is novel in nature and is subject to regulations promulgated by regulatory authorities and implementation rules made by the stock exchanges in the PRC and Hong Kong. Further, new regulations may be promulgated from time to time by the regulators in connection with operations and cross-border legal enforcement in connection with cross-border trades through Stock Connect.

The regulations are untested so far and there is no certainty as to how they will be applied. Moreover, the current regulations are subject to change. There can be no assurance that Stock Connect will not be abolished. A Fund that may invest in the PRC markets through Stock Connect may be adversely affected as a result of such changes.

Tax risk. Uncertainties in PRC tax rules governing taxation of income and gains from investments in A-Shares could result in unexpected tax liabilities for a Fund. A Fund’s investments in securities, including A-Shares, issued by PRC companies may cause the Fund to become subject to withholding and other taxes imposed by the PRC. If the Fund were considered to be a tax resident of the PRC, it would be subject to PRC corporate income tax at the rate of 25% on its worldwide taxable income. If the Fund were considered to be a non-resident enterprise with a “permanent establishment” in the PRC, it would be subject to PRC corporate income tax of 25% on the profits attributable to the permanent establishment. The Adviser and Sub-Adviser intend to operate such Fund in a manner that will prevent it from being treated as a tax resident of the PRC and from having a permanent establishment in the PRC. It is possible, however, that the PRC could disagree with that conclusion or that changes in PRC tax law could affect the PRC corporate income tax status of the Fund.

The PRC generally imposes withholding income tax at a rate of 10% on dividends, premiums, interest, and capital gains originating in the PRC and paid to a company that is not a resident of the PRC for tax purposes and that has no permanent establishment in China. The withholding is in general made by the relevant PRC tax resident company making such payments. In the event the relevant PRC tax resident company fails to withhold the relevant PRC withholding income tax or otherwise fails to pay the relevant withholding income tax to the PRC tax authorities, the competent PRC tax authorities may, at their sole discretion, impose tax obligations on the Fund.

The Ministry of Finance of the PRC, the State Administration of Taxation of the PRC and the CSRC (collectively, the “PRC Tax Authorities”) issued the “Notice on the Pilot Program of Shanghai-Hong Kong Stock Connect” Caishui [2014] No.81 (Notice 81), on October 31, 2014, which states that the capital gain from disposal of A-Shares by foreign investors enterprises via the Shanghai-Hong Kong Stock Connect program will be temporarily exempt from withholding income tax. Notice 81 also states that the dividends derived from A-Shares by foreign investor enterprises is subject to 10% withholding income tax.

The PRC Tax Authorities issued the “Notice on the Pilot Program of Shenzhen-Hong Kong Stock Connect” Caishui [2016] No.127 (Notice 127)” on November 5, 2016, which states that the capital gain from disposal of A-Shares by foreign investors enterprises via the Shenzhen-Hong Kong Stock Connect program will be temporarily exempt from withholding income tax. Notice 127 also states that the dividends derived from A-Shares by foreign investor enterprises is subject to 10% withholding income tax.

There is no indication of how long the temporary exemption will remain in effect and a Fund may be subject to such withholding income tax in the future. If, in the future, China begins applying tax rules regarding the taxation of income from investments through Stock Connect and/or begins collecting capital gains taxes on such investments, the Fund could be subject to withholding income tax liability if the Fund determines that such liability cannot be reduced or eliminated by applicable tax treaties. The PRC Tax Authorities may, in the future, issue further guidance in this regard and with potential retrospective effect. The negative impact of any such tax liability on the Fund’s return could be substantial.

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In light of the uncertainty as to how gains or income that may be derived from a Fund’s investments in the PRC will be taxed, the Fund reserves the right to provide for withholding tax on such gains or income and withhold tax for the account of the Fund. Withholding tax may already be withheld at a broker/custodian level. If the Fund expects such withholding tax on trading in A-Shares to be imposed, it reserves the right to establish a reserve for such tax. If the Fund establishes such a reserve but is not ultimately subject to the tax, shareholders who redeemed or sold their shares while the reserve was in place will effectively bear the tax and may not benefit from the later release, if any, of the reserve. Conversely, if the Fund does not establish such a reserve but ultimately is subject to the tax, shareholders who redeemed or sold their shares prior to the tax being withheld, reserved, or paid will have effectively avoided the tax, even if they benefited from the trading that precipitated the Fund’s payment of it. Investors should note that such provision may be excessive or inadequate to meet actual withholding tax liabilities (which could include interest and penalties) on the Fund’s investments. As a result, investors may be advantaged or disadvantaged depending on the final rules of the relevant PRC tax authorities.

Any tax provision, if made, will be reflected in the NAV of such Fund at the time of debit or release of such provision and thus will impact shares which remain in the Fund at the time of debit or release of such provision. If the actual applicable tax levied by PRC tax authorities is greater than that provided for by the Fund so that there is a shortfall in the tax provision amount, investors should note that the NAV of the Fund may suffer more than the tax provision amount as the Fund will ultimately have to bear the additional tax liabilities. In this case, the then-existing and subsequent investors will be disadvantaged. On the other hand, if the actual applicable tax levied by PRC tax authorities is less than that provided for by the Fund so that there is an excess in the tax provision amount, investors who have redeemed Fund shares before the PRC tax authorities’ ruling, decision or guidance in this respect will be disadvantaged as they would have borne the loss from the Fund’s overprovision. In this case, the then-existing and subsequent investors may benefit if the difference between the tax provision and the actual taxation liability can be returned to the account of the Fund as assets thereof. In case of having excess in the tax provision amount (for example, the actual applicable tax levied by PRC tax authorities is less than the tax provision amount or due to a change in provisioning by the Fund), such excess shall be treated as property of the Fund and investors who have already transferred or redeemed their shares in the Fund will not be entitled or have any right to claim any part of the amount representing the excess.

Stamp duty under the PRC laws generally applies to the execution and receipt of taxable documents, which include contracts for the sale of A-Shares traded on PRC stock exchanges. In the case of such contracts, the stamp duty is currently imposed on the seller but not on the purchaser, at the rate of 0.1%. According to the announcement jointly issued by the Ministry of Finance and the State Administration of Taxation of the PRC, starting from August 28, 2023, the stamp duty on securities transactions is reduced by half. While overseas investors currently are exempt from value added taxes (currently at the rate of 6%) on capital gains derived from trading of A-Shares through Stock Connect, the PRC tax rules could be changed which could result in unexpected tax liabilities for the Fund. In addition, urban maintenance and construction tax (currently at rates ranging from 1% to 7%), educational surcharge (currently at the rate of 3%) and local educational surcharge (currently at the rate of 2%) (collectively, the “surtaxes”) are imposed based on value added tax liabilities, so if the Fund were liable for value added tax it would also be required to pay the applicable surtaxes. The PRC rules for taxation of Stock Connect are evolving and certain of the tax regulations to be issued by the PRC State Administration of Taxation and/or PRC SAFE to clarify the subject matter may apply retrospectively, even if such rules are adverse to the Fund and its investors. The imposition of such taxes, particularly on a retrospective basis, could have a material adverse effect on the Fund’s returns. Before further guidance is issued and is well established in the administrative practice of the PRC tax authorities, the practices of the PRC tax authorities that collect PRC taxes relevant to the Fund may differ from, or be applied in a manner inconsistent with, the practices with respect to the analogous investments described herein or any further guidance that may be issued. The value of the Fund’s investment in the PRC and the amount of its income and gains could be adversely affected by an increase in tax rates or change in the taxation basis.

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The above information is only a general summary of the potential PRC tax consequences that may be imposed on the Fund and its investors either directly or indirectly and should not be taken as a definitive, authoritative or comprehensive statement of the relevant matter. Investors should seek their own tax advice on their tax position with regard to their investment in the Fund.

The PRC government has implemented a number of tax reform policies in recent years. The current tax laws and regulations may be revised or amended in the future. Any revision or amendment in tax laws and regulations may affect the after-taxation profit of PRC companies and foreign investors in such companies, such as the Funds.

Investments in the Czech Republic. The Czech Republic may experience effects of declining exports, especially to EU countries, inflation and increasing taxes. A significant portion of the workforce in Eastern Europe is unionized and certain regions and sectors of these countries have experienced very high unemployment rates and periods of labor and social unrest. Despite significant recent reform and privatization, Eastern European governments continue to control a large share of economic activity in the region. Government spending in these countries remains high compared to that of other European countries. These and other factors, including the potential consequences of sanctions related to the Russian invasion of Ukraine and the withdrawal of the United Kingdom from the EU as described under “Investments in Europe,” could have a negative impact on a Fund’s performance.

Investments in Denmark. Investments in Danish issuers may subject the Fund to legal, regulatory, political, currency, security, and economic risk specific to Denmark. Denmark’s economy, among other things, depends on service industries, trade, and manufacturing. As a result, Denmark is dependent on trading relationships with certain key trading partners, including Germany, Sweden and other European countries, and the United States. In addition, Denmark’s economy is facing demographic challenges, including an aging population, that could lead to labor supply shortages in the near future. Denmark also lacks many natural resources and, thus, is dependent on trade partners and vulnerable to fluctuations or shortages in commodity markets. These and other factors could have a negative impact on a Fund’s performance.

Investments in Europe. Most developed countries in Western Europe are members of the EU, many also are members of the EMU, and most EMU members are part of the euro zone, a group of EMU countries that share the euro as their common currency. Members of the EMU must comply with restrictions on inflation rates, deficits, debt levels, and fiscal and monetary controls. The implementation of any of these EMU restrictions or controls, as well as any of the following events in Europe, may have a significant impact on the economies of some or all European countries: (i) the default or threat of default by an EU member country on its sovereign debt, (ii) economic recession in an EU member country, (iii) changes in EU or governmental regulations on trade, (iv) changes in currency exchange rates of the euro, the British pound, and other European currencies, (v) changes in the supply and demand for European imports or exports, and (vi) high unemployment rates. In the recent past, European financial markets have experienced volatility and adverse trends due to concerns about economic downturns and/or rising government debt levels in certain European countries, which in turn negatively affected the euro’s exchange rate. A significant decline in the value of the euro may produce unpredictable effects on trade and commerce generally and could lead to increased volatility in financial markets worldwide. In the event that an EMU member defaults on its sovereign debt or exits from the EMU, especially if either such event occurs in a disorderly manner, the default or exit may adversely affect the value of the euro as well as the performance of other European economies and issuers.

Adverse economic and political events in one European country, including war, may have adverse effects across Europe. For example, the extent and duration of Russia’s military invasion of Ukraine, initiated in February 2022, and the broad-ranging economic sanctions levied against Russia by the United States, the European Union, the United Kingdom, and other countries, remain unknown, but these events could have a significant adverse impact on Europe’s overall economy. For more information on the war in Ukraine and its impact on Europe, see “Capital Controls and Sanctions Risk” herein.

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On January 31, 2020, the United Kingdom formally withdrew from the EU (commonly referred to as “Brexit”) and entered an 11-month transition period. The transition period concluded on December 31, 2020, and the United Kingdom left the EU single market and customs union under the terms of a new trade agreement. The agreement governs the new relationship between the United Kingdom and the EU with respect to trading goods and services, but critical aspects of the relationship remain unresolved and subject to further negotiation and agreement. Certain aspects of Brexit have had an adverse impact on the region, leading to increased inflation, labor shortages and business closures, among others. The full scope and nature of the consequences of the exit are not at this time known and are unlikely to be known for a significant period of time. It is also unknown whether the United Kingdom’s exit will increase the likelihood of other countries also departing the EU. Any additional exits from the EU, or the possibility of such exits, may have a significant impact on the United Kingdom, Europe, and global economies, which may result in increased volatility and illiquidity, new legal and regulatory uncertainties, and potentially lower economic growth for such economies that could potentially have an adverse effect on the value of a Fund’s investments.

Investments in Finland. Investments in Finnish issuers may subject the Fund to legal, regulatory, political, currency, security, and economic risk specific to Finland. Finland, as a member of the EMU, must comply with certain restrictions on inflation rates, deficits, debt levels, and fiscal and monetary controls. Finland’s economy, among other things, depends on imported raw materials, energy, and components for its manufactured products. As a result, Finland is dependent on trading relationships with certain key trading partners, including Germany, Sweden and other European countries, and the United States. Finland’s economy is facing demographic challenges, including an aging population, that could lead to labor supply shortages in the near future. These and other factors could have a negative impact on a Fund’s performance.

Investments in France. Investments in French issuers may subject the Fund to legal, regulatory, political, currency, security, and economic risk specific to France. France, as a member of the EMU, must comply with certain restrictions on inflation rates, deficits, debt levels, and fiscal and monetary controls. The implementation of any such restrictions or controls, the default of an EU member country on its sovereign debt, significant fluctuations in the euro’s exchange rate, or a change in EU or governmental trade regulations could each have a significant impact on the French economy as well as the economies of some or all European countries. France also depends on the strength of its agricultural exports and, thus, is vulnerable to fluctuations in demand for agricultural products. These and other factors could have a negative impact on a Fund’s performance.

Investments in Germany. Investments in German issuers may subject the Fund to legal, regulatory, political, currency, security, and economic risk specific to Germany. Germany, as a member of the EMU, must comply with certain restrictions on inflation rates, deficits, debt levels, and fiscal and monetary controls. The implementation of any such restrictions or controls, the default of an EU member country on its sovereign debt, significant fluctuations in the euro’s exchange rate, or a change in EU or governmental trade regulations could each have a significant impact on the German economy as well as the economies of some or all European countries. Furthermore, the German economy has become dependent on the economies of certain key trading partners, including the U.S. and other European countries, due to its large manufacturing and industrials sectors. These and other factors could have a negative impact on a Fund’s performance.

Investments in Greece. Greece’s economy is heavily dependent on the services sector and has a large public sector. Greece’s exposure to specific industries, such as tourism, could also make it especially vulnerable to global crises, including but not limited to, public health crises. Key trading partners include the United Kingdom and member states of the EU, most notably Germany, Spain and Italy. Decreasing demand for Greek products and services or changes in governmental regulations on trade may have a significantly adverse effect on Greece’s economy. The Greek economy may also be affected by an economic slowdown in Europe generally, by the war in Ukraine and by challenges to energy security. Greece’s ability to repay its sovereign debt is in question, and the possibility of default is not unlikely, which could limit its ability to borrow in the future. Following the funding Greece received in 2015 from the International Monetary Fund (“IMF”) and the Eurozone, and its exit from the IMF bailout program in 2018, Greece has begun to show signs of recovery and exited the EU’s enhanced monitoring program in August 2022. However, political uncertainty or fiscal instability, including budgetary constraints, elections, an uptick in social upheaval, an armed conflict with Turkey, or a global slowdown in growth, could threaten to stymie a domestic recovery. This may include defaults by the Greek government, the implementation of additional or extended capital controls (including the closure of the Athens Exchange for an extended period of time), and the possibility that Greece may exit the EMU, which would result in immediate devaluation of the Greek currency. Each of these scenarios has potential implications to the markets and may negatively and materially affect the value of a Fund’s investments.

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Investments in Hungary. Investments in Hungarian issuers may subject the Fund to legal, regulatory, political, currency, security, and economic risk specific to Hungary. Hungary has suffered significantly from recent economic recessions due to a high dependence on foreign capital to finance its economy and some of the highest public debt levels in Europe. Key structural weaknesses such as a high and persistent unemployment rate are also hindering the growth of the economy, and labor reforms may be needed to resolve issues that exist in the labor market. Hungary is dependent on Russian energy imports, which may introduce additional risks to the Hungarian economy. Hungary currently has high levels of debt and public spending. High levels of debt and public spending may stifle economic growth, contribute to prolonged periods of recession or lower a country’s sovereign debt rating. Hungary is a member of the EU and the default of an EU member country on its sovereign debt, significant fluctuations in the euro’s exchange rate, or a change in EU or governmental trade regulations could each have a significant impact on the Hungarian economy as well as the economies of some or all European countries. These and other factors could have a negative impact on a Fund’s performance.

Investments in India. Investments in India involve special considerations not typically associated with investing in countries with more established economies or currency markets. Political and economic conditions and changes in regulatory, tax, or economic policy in India could significantly affect the market in that country and in surrounding or related countries and have a negative impact on a Fund’s performance.

Investments in India may be more volatile and less liquid and may offer higher potential for gains and losses than investments in more developed markets. Economic and political structures in India may lack the stability of those of more developed nations. Unanticipated political, social, or economic developments in India and surrounding regions may affect the value of a Fund’s investments and the value of Fund shares. Monsoons and other natural disasters in India and surrounding regions also can affect the value of Fund investments.

The laws relating to limited liability of corporate shareholders, fiduciary duties of officers and directors, protection of investor interest and the bankruptcy of enterprises are generally less well developed than or different from such laws in the United States. In the recent past, there have been several significant proposals to tax regulations that could significantly increase the level of taxes on investment. Additional risks include imposition or modification of foreign exchange controls on foreign investment. It may be more difficult to obtain a judgment or undertake enforcement in Indian courts than it is in the United States.

The market for securities in India may be less liquid and transparent than the markets in more developed countries. In addition, strict restrictions on foreign investment may decrease the liquidity of a Fund’s portfolio or inhibit a Fund’s ability to achieve its investment objective. A Fund may be unable to buy or sell securities or receive full value for such securities. Settlement of securities transactions in the Indian subcontinent are subject to risk of loss, may be delayed and are generally less efficient than in the United States. In addition, disruptions due to work stoppages and trading improprieties in these securities markets have caused such markets to close. If extended closings were to occur in stock markets where a Fund was heavily invested, the Fund’s ability to redeem Fund shares could become correspondingly impaired. Each of these events could have a negative impact on the liquidity and value of the Fund’s investments. To mitigate these risks, a Fund may maintain a higher cash position than it otherwise would, or a Fund may have to sell more liquid securities that it would not otherwise choose to sell, possibly diluting its return and inhibiting its ability to track its Index.

In recent years, exchange-listed companies in the technology sector and related sectors (such as software) have grown so as to represent a significant portion of the total capitalization of the Indian market. The value of these companies will generally fluctuate in response to technological and regulatory developments. The stock markets in the region are undergoing a period of growth and change, which may result in trading or price volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant laws and regulations. The securities industry in India is comparatively underdeveloped, and stockbrokers and other intermediaries may not perform as well as their counterparts in the United States and other more developed securities markets. In some cases, physical delivery of securities in small lots has been required in India and a shortage of vault capacity and trained personnel has existed among qualified custodial Indian banks. These and other factors could have a negative impact on a Fund’s performance.

Recently, India and Mauritius have signed a protocol with the intent to further amend the tax treaty (the “2024 Protocol”) whereby minimum standards of anti-abuse provisions, (i.e., the Preamble and the Principal Purpose Test (“PPT”)) have been introduced in line with Multilateral Instrument (“MLI”) provisions. The 2024 Protocol provides that a benefit under the tax treaty will not be granted where it is proven that obtaining a tax treaty benefit was one of the principal purposes of the arrangement, unless the benefit is in accordance with the objective and purpose of the tax treaty. The 2024 Protocol is scheduled to take effect upon the completion of the requisite notification process in each of Mauritius and India. Currently, the notification process has not yet been undertaken in either jurisdiction. Once notified, the implementation of the 2024 Protocol may have an impact on the tax treaty benefits available to the WisdomTree Subsidiary or the India Earnings Fund.

Furthermore, the Central Board of Direct Taxes (“CBDT”), vide Circular No. 1 of 2025 (“PPT Circular”), inter alia, clarified that (i) the application of PPT is a fact-specific exercise which should be carried out on a case-bycase basis and (ii) the PPT provisions under India’s tax treaties will be applied prospectively. The CBDT has additionally clarified that grandfathering benefits of capital gains arising from transfer of shares of an Indian company (acquired prior to April 1, 2017) by residents of Mauritius will be outside the purview of PPT of the tax treaty.

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Investments in Ireland. Investments in Irish issuers may subject the Fund to legal, regulatory, political, currency, security, and economic risk specific to Ireland. While the Irish government has retained the authority to set tax and spending policies and public debt levels, Ireland, as a member of the EMU, must comply with certain restrictions on inflation rates, deficits, debt levels, and fiscal and monetary controls. The implementation of any such restrictions or controls, the default of an EU member country on its sovereign debt, significant fluctuations in the euro’s exchange rate, or a change in EU or governmental trade regulations could each have a significant impact on the Irish economy as well as the economies of some or all European countries. Ireland relies heavily on exports to its key trading partners that include other members of the EU and the U.S. Reduction in spending by these economies on Irish products and services or negative changes in any of these economies may cause an adverse impact on the Irish economy. These and other factors could have a negative impact on a Fund’s performance.

Investments in Italy. Investments in Italian issuers may subject the Fund to legal, regulatory, political, currency, security, and economic risk specific to Italy. Italy, as a member of the EMU, must comply with certain restrictions on inflation rates, deficits, debt levels, and fiscal and monetary controls. The implementation of any such restrictions or controls, the default of an EU member country on its sovereign debt, significant fluctuations in the euro’s exchange rate, or a change in EU or governmental trade regulations could each have a significant impact on the Italian economy as well as the economies of some or all European countries. These and other factors could have a negative impact on a Fund’s performance.

Investments in Japan. Japan’s economic growth rate has remained relatively low and it may remain low in the future and/or continue to lag the growth rates of other developed nations and its Asian neighbors. Economic growth in Japan is heavily dependent on international trade, government support of the financial services sector and other troubled sectors, and consistent government policy supporting its export market. In the past, Japanese exports have been adversely affected by trade tariffs and other protectionist measures as well as increased competition from developing nations. Japan has few natural resources and is heavily dependent on oil imports. Higher commodity prices could therefore have a negative impact on the Japanese economy. Slowdowns in the economies of key trading partners such as the United States, China and/or countries in Southeast Asia, including economic, political, or social instability in such countries, could also have a negative impact on the Japanese economy as a whole. Despite the emergence of China as an important trading partner of Japan, strained relationships between Japan and its neighboring countries, including China, Russia, South Korea, and North Korea, based on historical grievances, territorial disputes, and defense concerns, may also inject uncertainty into Japanese markets. Increased political tension between countries in the region could adversely affect the Japanese economy and, in the event of a crisis, destabilize the region. The Japanese economy also is vulnerable to concerns of economic slowdown from within the Japanese financial system, including high levels of nonperforming loans, over-leveraged corporate balance sheets, extensive cross-ownership by major corporations, a changing corporate governance structure, and large government deficits. Japanese currency fluctuations may also adversely impact the Japanese economy and its export market. In the past, the Japanese government has intervened in its currency market to maintain or reduce the value of the yen. Any such intervention in the currency markets could cause the value of the yen to fluctuate sharply and unpredictably and could cause losses to investors. In addition, Japan’s labor market is adapting to an aging workforce, declining population, and demand for increased labor mobility. These demographic shifts and fundamental structural changes to the labor market may negatively impact Japan’s economic competitiveness.

Investments in Malaysia. The Malaysian economy is dependent on the economies of Southeast Asia and the United States as key trading partners. Reduction in spending by these countries on Malaysian products and services or negative changes in any of these economies may cause an adverse impact in the Malaysian economy. Certain Asian economies experience over-extension of credit, currency devaluations and restrictions, rising unemployment, high inflation, decreased exports and economic recessions. Economic events in any one country can have a significant effect on the entire Asian region as well as on major trading partners outside of Asia and any adverse event in the Asian markets may have a significant adverse effect on the Malaysian economy. The United States is a significant trading and investment partner of Malaysia. A decrease in U.S. imports, new trade regulations, changes in the U.S. dollar exchange rates or a recession in the U.S. may have an adverse impact on the Malaysian economy. These and other factors could have a negative impact on a Fund’s performance.

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Investments in Mexico. Investing in Mexico involves risks that are specific to the Mexican market. The Mexican economy is dependent upon trade with other economies, specifically with the United States and certain Latin American countries. As a result, Mexico is dependent on, among other things, the United States economy, and any change in the price or demand for Mexican exports may have an adverse impact on the Mexican economy. Mexico has experienced adverse economic impacts as a result of earthquakes and hurricanes, as well as outbreaks of violence. Incidents involving Mexico’s security may have an adverse effect on the Mexican economy and cause uncertainty in its financial markets. In the past, Mexico has experienced high interest rates, economic volatility, and high unemployment rates.

Investments in the Netherlands. Investments in Dutch issuers may subject the Fund to legal, regulatory, political, currency, security, and economic risk specific to the Netherlands. The Netherlands, as a member of the EMU, must comply with certain restrictions on inflation rates, deficits, debt levels, and fiscal and monetary controls. The implementation of any such restrictions or controls, the default of an EU member country on its sovereign debt, significant fluctuations in the euro’s exchange rate, or a change in EU or governmental trade regulations could each have a significant impact on the Dutch economy as well as the economies of some or all European countries. The Netherlands lacks many natural resources and, thus, is dependent on trade partners and vulnerable to fluctuations or shortages in commodity markets. These and other factors could have a negative impact on a Fund’s performance.

Investments in Norway. Investing in Norway involves risks specific to the Norwegian market. Norway is a major producer of oil and gas, and Norway’s economy is subject to the risk of fluctuations in oil and gas prices. The high value of the Norwegian krone as compared to other currencies could have a damaging effect on Norwegian exports and investments. The influx of oil and gas revenue has permitted Norway to expand its social welfare system. In recent years, labor costs in Norway have increased faster than those of its major trading partners, eroding industrial competitiveness.

Investments in Russia. Investing in securities of Russian companies involves a high degree of risk and special considerations not typically associated with investing in securities of U.S. companies or the U.S. Government. These risks include: (i) investment and repatriation controls, which could make it harder for a Fund to track its underlying Index, if applicable, and decrease a Fund’s tax efficiency; (ii) unfavorable action by the Russian government, such as expropriation, dilution, devaluation, or default from excessive taxation; (iii) fluctuations in the currency rate exchange between the Russian ruble and the U.S. dollar; (iv) smaller securities markets with greater price volatility, less liquidity, and fewer issuers with a larger percentage of market capitalization or trading volume than in U.S. markets; (v) continued governmental involvement in and influence over the private sector as Russia undergoes a transition from central control to market-oriented democracy; (vi) less reliable financial information available concerning Russian issuers that may not be prepared and audited in accordance with U.S. or Western European generally accepted accounting principles and auditing standards; (vii) unfavorable political and economic developments, social instability, and changes in government policies; and (viii) the continued imposition of economic sanctions on Russian individuals and business sectors, or the threat of further sanctions, from Western countries in response to Russia’s recent political and military actions. In addition, investing in Russian securities involves risks of delayed settlement of portfolio transactions and the loss of a Fund’s ownership rights in its securities due to the Russian system of custody and share registration. Investments in Russia also are subject to the risk that a natural disaster, such as an earthquake, drought, flood, fire, or tsunami, could cause a significant adverse impact on the Russian economy. These and other factors could have a negative impact on a Fund’s performance. Economic sanctions imposed on Russia by the United States, EU, the United Kingdom, Canada, Japan, and other countries in response to Russia’s military invasion of Ukraine (see “Capital Controls and Sanctions Risk” herein for more details) and in response to other events (e.g., cyber activities) may also negatively affect the performance of Russian companies and the overall Russian economy. The Ukraine sanctions target Russian individuals and the Russian financial, energy, and defense sectors, while other sanctions impact other sectors and popular Russian exports, such as diamonds, seafood, and vodka, but the sanctions also have caused capital flight, a loss of confidence in Russian sovereign debt, and a retaliatory import ban by Russia that has led to ruble inflation. Sanctions have had the effect of slowing the entire Russian economy, contributing to a recession. In addition, other sanctions may be imposed in the future based on negative actions perpetrated (or believed to have been perpetrated) by Russia.

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These sanctions could negatively impact the Russian economy, resulting in a weaker Russian currency, downgrades in Russia’s credit rating, and a significant decline in the value and liquidity of Russian securities. Russia’s invasion of Ukraine, the subsequent war, the world’s response to Russia’s actions through sanctions, and the potential for an escalating military conflict beyond Ukraine’s borders have increased the volatility in financial markets and could have severe adverse effects on regional and global economic markets in the future. In particular, the war in Ukraine has had a significant impact on various commodity markets, including those of oil, natural gas, and agricultural products. These sanctions could impair or eliminate a Fund’s ability to invest in accordance with its investment strategy and/or to meet its investment objective. In addition, these sanctions have required some Funds to stop trading in Russian securities and freeze their existing investments in Russian securities, thereby prohibiting such Funds from buying, selling, receiving, or delivering those securities or other financial instruments. Further, due to closures of certain markets and restrictions on trading, certain Russian securities held by the Funds have been difficult to value or valued at zero. It is unknown when, or if, sanctions will be lifted in the future or whether the Funds’ ability to trade in Russian securities will resume.

Investments in Poland. Poland, a rapidly growing EU economy, has successfully transitioned from a centrally planned to a market economy, avoiding GDP decline during the late 2000s recession. However, investing in Polish securities carries heightened risks typical of emerging markets including, among others, a relatively short history of democracy, expropriation and/or nationalization of assets, confiscatory taxation, less publicly available financial and other information, and potential difficulties in enforcing contractual obligations. In addition, Poland faces many economic development problems, including high unemployment, inadequate infrastructure, endemic corruption, poverty, and intensifying global competition from neighboring countries. The securities market of Poland is considered an emerging market characterized by a small number of listed companies and a relatively illiquid secondary trading market, particularly for corporate bonds. These factors, coupled with restrictions on foreign investment and other factors, limit the supply of securities available for investment by the Fund. The government of Poland may also withdraw or decline to renew a license that enables the Fund to invest in Poland, and international developments, including sanctions and Brexit, could negatively affect investments in Poland. These and other factors could have a negative impact on a Fund’s performance.

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Investments in Portugal. Investments in Portuguese issuers may subject the Fund to legal, regulatory, political, currency, security, and economic risk specific to Portugal. Portugal, as a member of the EMU, must comply with certain restrictions on inflation rates, deficits, debt levels, and fiscal and monetary controls. The implementation of any such restrictions or controls, the default of an EU member country on its sovereign debt, significant fluctuations in the euro’s exchange rate, or a change in EU or governmental trade regulations could each have a significant impact on the Portuguese economy as well as the economies of some or all European countries. Portugal is a mixed economy but is heavily dependent on the services sector. Decreasing demand for Portuguese products and services or changes in governmental regulations on trade may have a significantly adverse effect on Portugal’s economy. These and other factors could have a negative impact on a Fund’s performance.

Investments in Saudi Arabia. Saudi Arabia opened its markets to foreign investors relatively recently compared to other foreign countries. The ability of a Fund to invest in Saudi Arabian issuers could be restricted by the Saudi Arabian government at any time, and unforeseen risks could materialize with respect to foreign ownership in such securities. The economy of Saudi Arabia is dominated by petroleum exports. A sustained decrease in petroleum prices could have a negative impact on all aspects of the economy. Investments in the securities of Saudi Arabian issuers involve risks not typically associated with investments in securities of issuers in more developed countries that may negatively affect the value of a Fund’s investments. Such heightened risks may include, among others, expropriation and/or nationalization of assets, restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision making, armed conflict, crime, and instability as a result of religious, ethnic and/or socioeconomic unrest. There remains the possibility that instability in the larger Middle East region could adversely impact the economy of Saudi Arabia, and there is no assurance of political stability in Saudi Arabia.

Investments in Singapore. The economy of Singapore is heavily dependent on international trade and export. Conditions that weaken demand for such products worldwide or in the Asian region could have a negative and significant impact on the Singaporean economy as a whole. In addition, the economy of Singapore may be particularly vulnerable to external market changes because of its smaller size. These and other factors could have a negative impact on a Fund’s performance.

Investments in South Africa. Investing in South Africa involves special considerations not typically associated with investing in countries with more established economies or currency markets. Although South Africa is a developing country with a solid economic infrastructure (in some regards rivaling other developed countries), certain issues, such as unemployment, access to health care, limited economic opportunity, and other financial constraints, continue to present obstacles to full economic development. Disparities of wealth, the pace and success of democratization and capital market development and religious and racial disaffection also have led to social and political unrest. South Africa’s currency has recently fluctuated significantly and may be vulnerable to significant devaluation. There can be no assurance that initiatives by the government to address these issues will achieve the desired results. South Africa’s economy is heavily dependent on natural resources and commodity prices. South Africa’s currency may be vulnerable to devaluation. These and other factors could have a negative impact on a Fund’s performance and increase the volatility of an investment in the Fund.

Investments in South Korea. Investments in South Korean issuers involve risks that are specific to South Korea, including legal, regulatory, political, currency, security, and economic risks. The economy of South Korea is heavily dependent on exports and the demand for certain finished goods. South Korea’s main industries include electronics, automobile production, chemicals, shipbuilding, steel, textiles, clothing, footwear, and food processing. Conditions that weaken demand for such products worldwide or in other Asian countries could have a negative impact on the South Korean economy as a whole. The South Korean economy’s reliance on international trade makes it highly sensitive to fluctuations in international commodity prices, currency exchange rates and government regulation, and vulnerable to downturns of the world economy, particularly with respect to its four largest export markets (the EU, Japan, United States, and China). South Korea has experienced modest economic growth during recent years, but such continued growth may slow down due, in part, to the slower economic growth in China and the increased competition from Japanese exports. In addition, South Korea’s economic growth potential has recently been on a decline, mainly because of a rapidly aging population and structural problems. Relations with North Korea could also have a significant impact on the economy of South Korea. Relations between South Korea and North Korea remain tense, as exemplified by periodic acts or threats of hostility, and the possibility of serious military engagement still exists. These and other factors could have a negative impact on a Fund’s performance.

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Investments in Spain. Investments in Spanish issuers may subject the Fund to legal, regulatory, political, currency, security, and economic risk specific to Spain. Spain, as a member of the EMU, must comply with certain restrictions on inflation rates, deficits, debt levels, and fiscal and monetary controls. The implementation of any such restrictions or controls, the default of an EU member country on its sovereign debt, significant fluctuations in the euro’s exchange rate, or a change in EU or governmental trade regulations could each have a significant impact on the Spanish economy as well as the economies of some or all European countries. The Spanish economy has been characterized by slow growth in recent years due to factors such as low housing sales, construction declines, and the international credit crisis. Moreover, the Spanish government is involved in a long-running campaign against terrorism. Therefore, acts of terrorism on Spanish soil or against Spanish interests abroad may cause uncertainty in the Spanish financial markets. These and other factors could have a negative impact on a Fund’s performance.

Investments in Sweden. Sweden’s largest trading partners include the United States, Germany, and certain other Western European nations. As a result, the economy of Sweden may be significantly affected by changes in the economies, trade regulations, currency exchange rates, and monetary policies of these trading partners. In addition, Sweden maintains a robust social welfare system, and Sweden’s workforce is highly unionized. As a result, Sweden’s economy may experience, among other things, increased government spending, higher production costs, and lower productivity. These and other factors could have a negative impact on a Fund’s performance.

Investments in Switzerland. Although Switzerland is not a member of the EU, the Swiss economy is heavily dependent on the economies of the United States and other European nations as key trading partners. In particular, Switzerland depends on international trade and exports to generate economic growth. As a result, future changes in the price or the demand for Swiss products or services by these trading partners, or changes in these countries’ economies, trade regulations or currency exchange rates could adversely impact the Swiss economy. In addition, due to Switzerland’s limited natural resources, the economy of Switzerland may be impacted by extreme price fluctuations in the price of certain raw materials. Moreover, the Swiss economy relies heavily on the banking sector. Recent allegations that certain Swiss banking institutions marketed and sold offshore tax evasion services to U.S. citizens may adversely impact the Swiss economy. These and other factors could have a negative impact on a Fund’s performance.

Investments in Taiwan. The economy of Taiwan is heavily dependent on exports and key trading partners, including Japan, China, and the United States. Currency fluctuations, increasing competition from Asia’s other emerging economies, spending reductions by key trading partners, and conditions that weaken demand for Taiwan’s export products worldwide could have a negative impact on the Taiwanese economy as a whole. In addition, Taiwan lacks many natural resources, and, as such, price increases, shortages, or volatility in the commodities market could have an adverse effect on Taiwan’s economy. The Chinese government is engaged in a longstanding dispute with Taiwan, and continually threatens invasion. Continued deterioration of the political and economic relations between the United States and China could exacerbate the tensions between China and Taiwan and cause China to act upon its threat of invasion. Such escalation could adversely affect Taiwan's economy, as well as the value of the Fund. These and other factors could have a negative impact on a Fund’s performance.

Investments in Thailand. The Thai economy is dependent on commodity prices and trade with the economies of Asia, Europe, and the United States. Reduction in spending by these economies on Thai products and services or negative changes in any of these economies, may cause an adverse impact on the Thai economy. Certain Asian economies have experienced over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, decreased exports and economic recessions. Thailand has historically experienced acts of terrorism and strained international relations related to border disputes, historical animosities, and other defense concerns. These situations may cause uncertainty in the Thai market and adversely affect the Thai economy. The Thai economy has experienced periods of substantial inflation, currency devaluations and economic recessions, any of which may have a negative effect on the Thai economy and securities markets. Thailand has at times been destabilized by frequent government turnover and significant political changes, including military coups. Economic and political instability have contributed to high price volatility in the Thai equity and currency markets, which could affect investments in a Fund. Recurrence of these conditions may result in sudden and significant investment losses potentially having a negative impact on a Fund’s performance.

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Investments in Turkey. The Turkish economy relies heavily on trade with key partners, making it vulnerable to changes in these economies. Privatization efforts have sometimes led to losses due to companies struggling to adapt or facing re-nationalization. The U.S. is a major trading partner, and changes in U.S. trade policies or economic conditions can adversely affect Turkey. Turkey has historically experienced acts of terrorism and strained international relations related to border disputes, historical animosities, and other defense concerns. These situations may cause uncertainty in the Turkish market and adversely affect the performance of the Turkish economy. Historically, Turkey’s national politics have been unpredictable and subject to influence by the military, and its government may be subject to sudden change. Turkey has faced inflation, currency devaluations, and economic recessions, which can negatively impact its economy and securities market. High debt levels and public spending may hinder growth and affect Turkey's sovereign debt rating. These and other factors could have a negative impact on a Fund’s performance.

Investments in the United Kingdom. Investments in issuers from the United Kingdom may subject the Fund to legal, regulatory, political, currency, security, and economic risk specific to the United Kingdom. The United Kingdom has one of the largest economies in Europe and trades heavily with other European countries and the United States. The economy of the United Kingdom, as well as the strength of its currency, the British pound, may be impacted by changes to the economic health of its primary trade partners, which include other European countries as well as the United States. The United Kingdom also relies heavily on the export of financial services. Accordingly, a slowdown in the financial services sector may have an adverse impact on the United Kingdom’s economy. On January 31, 2020, the United Kingdom formally exited the EU. For more information about Brexit and the associated risks, see the above description of “Investments in Europe.” These and other factors could have a negative impact on a Fund’s performance.

Withholding Tax Reclaims Risk. To the extent a Fund receives investment income from a source in a foreign country, such income may be subject to foreign income tax withheld at the source. The amount of tax withheld is generally treated as a Fund expense. The Fund may be entitled to a reduced tax rate, or an exemption from tax on such income, if the United States has entered into a tax treaty with the applicable foreign country. To receive this benefit, the Fund may be required by the applicable country to file a tax reclaim. Whether or when a Fund will receive a withholding tax refund is within the control of the tax authorities in the individual country. Information required on these forms may not be available, such as shareholder information, and some countries have restrictive timing requirements for these forms and/or conflicting or changing form instructions. Accordingly, such Fund may not receive reduced tax rates or potential reclaims to which it is entitled under a tax treaty.

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A Fund may file claims to recover foreign withholding taxes on dividend and interest income (if any) received from issuers in certain countries and capital gains on the disposition of stocks or securities where such withholding tax reclaim is possible. Each Fund regularly evaluates the probability of recovery. If a Fund expects to recover withholding taxes, the NAV of the Fund generally includes accruals for such tax refunds. If a Fund does not expect to recover withholding taxes, or the likelihood of recovery materially decreases, due to, for example, a change in tax regulation or approach in the applicable country, accruals in a Fund’s NAV for such refunds may be written down partially or in full, which will negatively impact the Fund’s NAV. Shareholders in a Fund at the time an accrual is written down will bear the impact of the resulting reduction in NAV regardless of whether they were shareholders during the accrual period. Conversely, if a Fund receives a tax refund that has not been previously accrued, shareholders in the Fund at the time of the successful recovery will benefit from the resulting increase in the Fund’s NAV. Shareholders who sold their shares prior to such time will not benefit from such increase in the Fund’s NAV.

REAL ESTATE INVESTMENT TRUSTS. Each Fund may invest, and the New Economy Real Estate Fund generally invests a significant percentage of its assets, in the securities of real estate investment trusts (“REITs”). REITs are classified as equity REITs, mortgage REITs, or hybrid REITs. Investments in REITs may be adversely affected by general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, variations in rental income, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. REITs also are subject to heavy cash-flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to maintain exemption from the 1940 Act, and, for U.S. REITs, the possibility of failing to qualify for the favorable U.S. federal income tax treatment available to U.S. REITs under the Code. If an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate.

REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. A repurchase agreement is a transaction in which a Fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. This is designed to result in a fixed rate of return for a Fund insulated from market fluctuations during the holding period. Because they are collateralized by securities, including mortgage-backed securities, repurchase agreements are subject to market and credit risk. A repurchase agreement maturing in more than seven days may be considered an illiquid investment. A Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a Fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty’s insolvency. If the seller or guarantor becomes insolvent, the Fund may suffer delays, costs, and possible losses in connection with the disposition of collateral.

REVERSE REPURCHASE AGREEMENTS. Each Fund may enter into reverse repurchase agreements, which involve the sale of securities held by a Fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to each Fund’s limitation on borrowings and may be entered into only with banks or securities dealers or their affiliates. While a reverse repurchase agreement is outstanding, a Fund will, for all of its reverse repurchase agreements, either (i) consistent with Section 18 of the 1940 Act, maintain asset coverage of at least 300% of the value of the repurchase agreement or (ii) treat the reverse repurchase agreement as a derivatives transaction for purposes of Rule 18f-4, including, as applicable, the VaR-based limit on leverage risk.

Reverse repurchase agreements involve the risk that the buyer of the securities sold by a Fund might be unable to deliver them when that Fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or trustee or receiver may receive an extension of time to determine whether to enforce a Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

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SECURITIES LENDING. Each Fund participates in a securities lending program administered by The Bank of New York (“BNY”), in its capacity as a third-party securities lending agent, pursuant to which it may lend its portfolio securities in an amount not to exceed one-third (33 1/3%) of the value of its total assets to certain creditworthy borrowers, including brokers, dealers, and other financial institutions. Loans of portfolio securities provide the Funds with the opportunity to earn additional income on the Fund’s portfolio securities. All securities loans will be made pursuant to agreements requiring the loans to be continuously secured by collateral in an amount at least equal to the market value (plus accrued interest) of the loaned securities. The collateral will be maintained and marked to market daily by the Fund’s securities lending agent, who will request any shortfall from the borrower. Each Fund has permitted the securities lending agent to invest any collateral received in short-term, highly liquid investments, such as U.S. government securities, repurchase agreements collateralized by U.S. government securities, and government money market funds. The terms of the securities lending program provide that a Fund will receive a portion of the income generated from the loan of its securities and the investment of the collateral received in connection with such loan. In exchange for its services, the securities lending agent also receives a portion of the revenue generated by the securities lending program. Lending portfolio securities involves risks of delay in recovery of the loaned securities or in some cases loss of rights in the collateral should the borrower fail financially. Furthermore, because of the risks of delay in recovery, the Fund may lose the opportunity to sell the securities at a desirable price. While a Fund’s portfolio securities are on loan, the borrower has the right to exercise any voting rights associated with those securities and the right to receive dividends and other distributions on those securities. However, each Fund has the right to recall loaned securities in time to vote on any matter of importance to it, and a borrower is obligated to repay to the Fund the amount of any dividends or distributions received on the loaned securities. Generally, a Fund would recall a loaned security to vote a proxy only if the matter to be voted on could have a material effect on the Fund or its investment in the loaned securities.

TAX RISK. To qualify for the favorable U.S. federal income tax treatment accorded to RICs, each Fund must, among other things, derive in each taxable year at least 90% of its gross income from certain prescribed sources. The U.S. Treasury Department has authority to issue Treasury Regulations that would exclude foreign currency gains from qualifying income if such gains are not directly related to a Fund’s business of investing in stock or securities. Accordingly, Treasury Regulations may be issued in the future that could treat some or all of a Fund’s foreign currency gains as nonqualifying income, which might jeopardize the Fund’s status as a RIC for all years to which the Treasury Regulations are applicable. If for any taxable year a Fund does not qualify as a RIC, all of its taxable income (including its net capital gain) for that year would be subject to tax at the regular corporate rate without any deduction for distributions to shareholders, and such distributions would be taxable to shareholders as dividend income to the extent of the Fund’s current and accumulated earnings and profits.

TRACKING STOCKS. Each Fund may invest in tracking stocks. A tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company and which is designed to “track” the performance of such business unit or division. A Fund may also purchase intermediate and long-term obligations issued or guaranteed by the U.S. Treasury or the agencies or instrumentalities of the U.S. government. The tracking stock may pay dividends to shareholders independent of the parent company. The parent company, rather than the business unit or division, generally is the issuer of tracking stock. However, holders of the tracking stock may not have the same rights as holders of the company’s common stock.

U.S. GOVERNMENT SECURITIES. Each Fund may invest in obligations issued or guaranteed by the U.S. Treasury or the agencies or instrumentalities of the U.S. government. Such obligations may be short-, intermediate- or long-term. The Funds may also purchase intermediate and long-term obligations issued or guaranteed by the U.S. Treasury or the agencies or instrumentalities of the U.S. government. U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. U.S. government securities include inflation-indexed fixed income securities, such as U.S. Treasury Inflation Protected Securities (TIPS). U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

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PROXY VOTING POLICY

The Trust has adopted as its proxy voting policy for each Fund the proxy voting policy and guidelines of each Fund’s Sub-Adviser. The Trust has delegated to each Sub-Adviser the authority and responsibility for voting proxies related to the portfolio securities held by each Fund it sub-advises. The remainder of this section discusses the Funds’ proxy voting policies and guidelines that each Sub-Adviser complies with when voting proxies related to the Funds’ portfolio holdings.

All Mellon Managed Funds. As a registered investment adviser, Mellon is often entrusted with the fiduciary responsibility to vote proxies for shares of corporate stock held on behalf of its clients, including each Fund it sub-advises. Proxy voting is an integral part of the management of the investment in those shares. In voting proxies, Mellon takes into account long-term economic value as it evaluates issues relating to corporate governance, including structures and practices, the nature of long-term business plans, including sustainability policies and practices to address environmental and social factors that are likely to have an impact on shareholder value, and other financial and nonfinancial measures of corporate performance.

Mellon, through its Proxy Voting Committee (the “Proxy Voting Committee”), applies detailed, pre-determined, written proxy voting guidelines for specific types of proposals and matters commonly submitted to shareholders of U.S. and Japanese companies and those other companies established in non-U.S. jurisdictions that have significant operations occurring within the U.S. (the “Mellon Voting Guidelines”). For non-U.S. companies without significant U.S. operations, Mellon seeks to vote proxies through application of the ISS Global Voting Principles and Regional Policies/Principles (the “ISS Voting Guidelines” and, collectively with the Mellon Voting Guidelines, each as in effect from time-to-time, the “Voting Guidelines”). Mellon, in voting proxies, will seek to act solely in the best financial and economic interests of its clients, including the Funds.

Mellon takes seriously its responsibility to vote proxies on behalf of its clients as a prudent fiduciary. In general, we employ proxy voting to:

●	align the interests of a company’s management and board of directors with those of the company’s shareholders;
●	promote the accountability of a company’s management to its board of directors, as well as the accountability of the board of directors to the company’s shareholders and stakeholders regarding matters that could affect the long-term value of the company;
●	uphold the rights of a company’s shareholders to affect change by voting on those matters submitted to shareholders for approval; and
●	promote adequate disclosure about a company’s business operations and financial activity

Securities of Non-U.S. Companies. With regard to voting proxies with respect to shares of non-U.S. companies, Mellon weighs the cost of voting, and potential inability to sell, the shares against the benefit of voting the shares to determine whether or not to vote. However, corporate governance practices, disclosure requirements and voting operations vary significantly among the markets in which the Funds may invest. In these markets, Mellon generally seeks to submit proxy votes in a manner consistent with the ISS Voting Guidelines, while taking into account the different legal and regulatory requirements. For example, proxy voting in certain countries requires “share blocking” pursuant to which a fund must deposit before the meeting date its holdings of securities with a designated depositary in order to vote proxies with respect to such securities. During this time, the shares cannot be sold until the meeting has taken place and the shares are returned to the fund’s custodian bank. Mellon generally believes that the benefit of exercising the vote in these countries is outweighed by the cost of voting (i.e., the funds’ portfolio managers not being able to sell the funds’ shares of such securities while the shares are blocked). Therefore, if share blocking is required, Mellon typically elects not to vote the shares. Voting proxies of issuers in non-U.S. markets also raises administrative issues that may prevent voting such proxies. For example, meeting notices may be received with insufficient time to fully consider the proposal(s) or after the deadline for voting has passed. Other markets require the provision of local agents with a power of attorney before acting on the voting instructions. In some cases the power of attorney may be unavailable prior to the meeting date or rejected by the local agent on a technical basis. Additionally, the costs of voting in certain non-U.S. markets may be substantially higher than in the United States.

Securities Out on Loan. For securities that a Fund has loaned to another party, any voting rights that accompany the loaned securities generally pass to the borrower of the securities, but the Fund retains the right to recall a security and may then exercise the security’s voting rights. In order to vote the proxies of securities out on loan, the securities must be recalled prior to the established record date. A Fund may recall the loan to vote proxies if a material issue affecting the Fund’s investment is to be voted upon. Generally, a Fund would recall a loaned security to vote a proxy only if the Adviser believes the matter to be voted on could have a material effect on the Fund or its investment in the loaned securities.

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Material Conflicts of Interest. Mellon seeks to avoid material conflicts of interest between a Fund and the Fund’s shareholders, on the one hand, and BNYM Investment Adviser, Mellon, the Distributor, or any affiliated person of the fund, BNYM Investment Adviser, Mellon or the Distributor, on the other, through several layers of controls, including its participation in the Proxy Voting Committee. The Proxy Voting Committee seeks to avoid material conflicts of interest through the establishment of the committee structure, the members of which are senior officers and investment professionals, and do not include individuals whose primary duties relate to sales, marketing or client services. The Proxy Committee applies detailed, pre-determined proxy voting guidelines (the applicable Voting Guidelines) in an objective and consistent manner across client accounts, based on, as applicable, internal and external research and recommendations provided by third party proxy advisory services (including ISS and Glass Lewis, together the “Proxy Advisors”) and without consideration of any client relationship factors. When proxies are voted in accordance with these pre-determined Voting Guidelines, it is Mellon’s view that these votes do not present the potential for a material conflict of interest and no additional safeguards are needed. In addition, Mellon engages a third party as an independent fiduciary to vote all proxies for securities of BNY and may engage an independent fiduciary to vote proxies as a further safeguard to avoid potential conflicts of interest or as otherwise required by applicable law. These instances typically arise due to relationships between proxy issuers or companies and BNY, a BNY affiliate, a BNY executive, or a member of BNY’s Board of Directors, but material conflicts of interests may also arise due to relationships involving Mellon and/or Mellon employees, officers and directors. When an independent fiduciary is engaged, the fiduciary either will vote the involved proxy, or provide Mellon with instructions as to how to vote such proxy. In the latter case, Mellon will vote the proxy in accordance with the independent fiduciary’s determination. Other possible conflict resolutions may include: (1) voting in proportion to other shareholders (“mirror voting”); (2) erecting informational barriers around, or recusal from the vote decision making process by, the person or persons making voting decisions; and (3) voting in other ways that are consistent with our obligation to vote in our clients’ best interest.

Operations of the Proxy Voting Committee. The Proxy Voting Committee also has engaged ISS as its proxy voting agent to administer the ministerial, non-discretionary elements of proxy voting and reporting. In that role, ISS is required to follow the Voting Guidelines and apply them to the corresponding proxy proposals or matters on which a shareholder vote is sought. Accordingly, proxies that can be appropriately categorized and matched will be voted in accordance with the applicable Voting Guideline, or a proxy proposal will be referred to the Proxy Voting Committee if the Voting Guidelines so require, and generally for those proxy proposals or shareholder voting matters that are contested or similarly controversial and require a case-by-case analysis, as determined by the Committee in its discretion (e.g., proxy contests, potentially excessive executive compensation issues, or certain shareholder proposals). In addition, the Proxy Voting Committee has directed ISS to refer to it for discussion and vote all proxy proposals of those issuers: (1) where the percentage of their outstanding voting securities held in the aggregate in accounts managed Mellon is deemed significant or (2) that are at or above a certain specified market capitalization size (each, as determined by the Proxy Voting Committee in its discretion). For items referred to it, the Proxy Voting Committee may determine to accept or reject any recommendation based on the Voting Guidelines, research and analysis provided by its Proxy Advisors, or on any independent research and analysis obtained or generated by Mellon.

All Voya IM Managed Funds. The Trust has adopted as its proxy voting policies for each Voya IM Managed Fund the proxy voting guidelines of Voya IM. Voya IM has adopted a Proxy Voting Policy, related procedures, and voting guidelines which are applied to those client accounts over which it has been delegated the authority to vote proxies. In voting proxies, Voya IM seeks to act in the best interest of its clients and in accordance with its fiduciary duties. Specific votes depend on the particular facts and circumstances of each proxy vote. Voya IM generally votes in support of decisions reached by independent boards of directors. The policy establishes additional guidance to promote independence, alignment of compensation with long-term performance, and prudent fiscal management with respect to votes on specific matters, such as individual board elections, executive compensation, and capitalization. Voya IM seeks to avoid material conflicts of interest through the application of detailed predetermined proxy voting guidelines in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third-party vendor, and without consideration of any client relationship factors.

All Funds. A complete copy of each Sub-Adviser’s proxy voting policy may be obtained by calling 1-866-909-9473 or by writing to: WisdomTree Trust, c/o Foreside Fund Services, LLC, 190 Middle Street, Suite 301, Portland, Maine 04101.

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The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the period from July 1 of one year through June 30 of the next year and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds may be obtained at no charge upon request by calling 1-866-909-9473 or by visiting the Funds’ website at www.wisdomtree.com/investments or the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

The Trust has adopted a Portfolio Holdings Policy (the “Policy”) designed to govern the disclosure of Fund portfolio holdings and the use of material non-public information about Fund holdings. The Policy applies to all officers, employees, and agents of the Funds, including the Advisers. The Policy is designed to ensure that the disclosure of information about each Fund’s portfolio holdings is consistent with applicable legal requirements and otherwise in the best interest of each Fund.

As ETFs, information about each Fund’s portfolio holdings is made available each Business Day in accordance with the provisions of any regulations of a Fund’s Listing Exchange and other applicable SEC regulations, orders, and no-action relief. A “Business Day” with respect to each Fund is any day on which its respective Listing Exchange is open for business. As of the date of this SAI, each Listing Exchange observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

This information is used in connection with the creation and redemption process and is disseminated on a daily basis through the facilities of the Listing Exchange, the National Securities Clearing Corporation (“NSCC”) and/or third-party service providers.

Daily access to each Fund’s portfolio holdings with no lag time is permitted to personnel of the Advisers, the Distributor and the Fund’s administrator (the “Administrator”), custodian and accountant and other agents or service providers of the Trust who have need of such information in connection with the ordinary course of their respective duties to the Fund. The Funds’ Chief Compliance Officer (“CCO”) may authorize disclosure of portfolio holdings.

Each Fund will disclose its complete portfolio holdings online at www.wisdomtree.com/investments/etfs. Online disclosure of such holdings is publicly available at no charge.

Each Fund also will disclose its complete portfolio holdings schedule in public filings with the SEC on a quarterly basis, based on the Fund’s fiscal year end, within sixty (60) days of the end of the quarter, and will provide that information to shareholders, as required by federal securities laws and regulations thereunder.

No person is authorized to disclose a Fund’s portfolio holdings or other investment positions except in accordance with the Policy. The Board reviews the implementation of the Policy on a periodic basis.

INDEX DESCRIPTIONS

A description of each Index on which an Index Fund’s investment strategy is based is provided in the relevant Fund’s Prospectus under “Principal Investment Strategies of the Fund” with certain additional details provided below. Additional information about each Index, including the constituents and weightings of the Indexes and the Index methodologies, which contain the rules that govern, among other things, the security selection criteria for the Indexes and the weighting of selected securities in each Index, is available at wisdomtree.com/investments/index.

Constituent Selection Criteria.

WisdomTree U.S. Dividend Indexes and WisdomTree U.S. Multifactor Index: Each WisdomTree U.S. Dividend Index is derived from the WisdomTree U.S. Dividend Index. Common stocks, REITs (except mortgage REITs), tracking stocks, and holding companies are eligible for inclusion in each Index. ADRs, GDRs and EDRs, limited partnerships, limited liability companies, royalty trusts, business development companies (“BDCs”), preferred stocks, closed-end funds, ETFs, and derivative securities, such as warrants and rights, are not eligible for inclusion in the Indexes.

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WisdomTree Core Equity Indexes: Common stocks, REITs (except mortgage REITs), tracking stocks, and holding companies are eligible for inclusion in each WisdomTree Core Equity Index. ADRs, GDRs and EDRs, limited partnerships, limited liability companies, royalty trusts, BDCs, preferred stocks, closed-end funds, ETFs and derivative securities, such as warrants and rights, are not eligible for inclusion in the Indexes.

WisdomTree International Dividend Indexes: Each WisdomTree International Dividend Index (i.e., the indexes of certain WisdomTree Developed World ex-U.S. and WisdomTree Currency Hedged Equity Funds) is derived from the WisdomTree International Equity Index. Common stocks, REITs (except mortgage REITs), tracking stocks, and holding companies are eligible for inclusion in each WisdomTree International Dividend Index. ADRs, GDRs and EDRs, limited partnerships, passive foreign investment companies, royalty trusts, preferred stocks, closed-end funds, ETFs, and derivative securities, such as warrants and rights, are not eligible.

WisdomTree European Opportunities Index: The European Opportunities Index is overseen by the WisdomTree Opportunities Index Committee (the “Opportunities Index Committee”), a standing index committee of WisdomTree. The Opportunities Index Committee is responsible for making broad decisions with respect to the implementation, ongoing management, operation, and administration of the Index. The primary function of the Opportunities Index Committee is to seek to ensure the Index methodology is implemented correctly. In such role, the Opportunities Index Committee selects all constituents meeting the eligibility criteria described herein in its discretion. In addition, any changes to or deviations from this methodology are intended to enable the Index to continue to achieve its objective and will be made in the sole judgment and discretion of the Opportunities Index Committee. Common stocks, REITs, tracking stocks, and holding companies are eligible for inclusion in the European Opportunities Index. ADRs, GDRs, and EDRs, limited partnerships, royalty trusts, passive foreign investment companies, preferred stocks, closed-end funds, exchange-traded funds, and derivative securities such as warrants and rights are not eligible.

WisdomTree Japan Opportunities Index: The Japan Opportunities Index is overseen by the Opportunities Index Committee, a standing index committee of WisdomTree. The Opportunities Index Committee is responsible for making broad decisions with respect to the implementation, ongoing management, operation, and administration of the Index. The primary function of the Opportunities Index Committee is to seek to ensure the Index methodology is implemented correctly. In such role, the Opportunities Index Committee selects all constituents meeting the eligibility criteria described herein in its discretion. In addition, any changes to or deviations from this methodology are intended to enable the Index to continue to achieve its objective and will be made in the sole judgment and discretion of the Opportunities Index Committee. Common stocks, REITs, tracking stocks, and holding companies are eligible for inclusion in the Japan Opportunities Index. ADRs, GDRs, and EDRs, limited partnerships, royalty trusts, passive foreign investment companies, preferred stocks, closed-end funds, ETFs, and derivative securities such as warrants and rights are not eligible.

WisdomTree Emerging Markets Dividend Indexes: Common stocks, REITs (except mortgage REITs), tracking stocks, and holding companies are eligible for inclusion in each Index. Specific country restrictions include: (i) with respect to China, only companies incorporated in China and that trade on the Hong Kong Stock Exchange are eligible for inclusion; (ii) in India, only securities whose foreign ownership restrictions have yet to be breached are eligible for inclusion within the Index; and (iii) Russia: ADRs or GDRs are used. Passive foreign investment companies, limited partnerships, royalty trusts, preferred stock, closed-end funds, exchange-traded funds, and derivative securities, such as warrants and rights, are all excluded.

WisdomTree Emerging Markets ex-State-Owned Enterprises Index: Common stocks, REITs (except mortgage REITs), tracking stocks, and holding companies are eligible for inclusion in the Index. Furthermore, the Index restricts investments in Argentina, except that ADRs or GDRs are used. Passive foreign investment companies, limited partnerships, limited liability companies, royalty trusts, preferred stock, rights, and other derivative securities are all excluded.

WisdomTree Global High Dividend Index: The Index is derived from the following WisdomTree indexes: WisdomTree U.S. Dividend Index and WisdomTree Global ex-U.S. Dividend Index. Eligible and ineligible investments for the WisdomTree U.S. Dividend Index are set forth above. Common stocks, REITs (except mortgage REITs), tracking stocks, and holding companies are eligible for inclusion in the WisdomTree Global ex-U.S. Dividend Index. ADRs, GDRs and EDRs, limited partnerships, royalty trusts, passive foreign investment companies, preferred stocks, closed-end funds, ETFs, and derivative securities, such as warrants and rights, are not eligible for inclusion in the WisdomTree Global ex-U.S. Dividend Index.

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Global ex–US Quality Dividend Growth Index: Common stocks, REITs (except mortgage REITs), and holding companies are eligible for inclusion in the Index. Passive foreign investment companies, limited partnerships, limited liability companies, royalty trusts, tracking stocks, Mortgage REITs, preferred stocks, closed-end funds, ETFs, and derivative securities, such as warrants and rights, are not eligible for inclusion in the Index.

WisdomTree U.S. Quality Growth Index, WisdomTree U.S. MidCap Quality Growth Index, and WisdomTree U.S. SmallCap Quality Growth Index (collectively, the “Quality Growth Indexes”): Eligible securities are weighted in the Index based on a modified market capitalization weighting scheme. The initial weight of a constituent in the Index as of the semi-annual reconstitution date is equal to the dollar value of the company’s market capitalization, divided by the sum of the market capitalizations of all Index constituents on the same date. The maximum weight of any Index constituent is capped at 15% for the WisdomTree U.S. Quality Growth Index and 5% for each of the WisdomTree U.S. MidCap Quality Growth Index and WisdomTree U.S. SmallCap Quality Growth Index as of the semi-annual reconstitution date and the weights of all other Index constituents are adjusted proportionally. In addition, the Index methodology applies a volume factor adjustment to reduce a constituent security’s weight in the Index and reallocate the reduction in weight pro rata among the other securities if, as of the semi-annual reconstitution date, a constituent security no longer meets certain trading volume thresholds.

WisdomTree India Earnings Index: Common stocks, tracking stocks, and holding companies, including real estate holding companies, are eligible for inclusion in the Index. Limited partnerships, royalty trusts, passive foreign investment companies, ADRs, preferred stocks, closed-end funds, exchange-traded funds, and derivative securities such as warrants and rights are not eligible for inclusion in the Index.

WisdomTree India Hedged Equity Index: Eligible securities are weighted in the Index based on a modified float-adjusted market capitalization weighting scheme. The initial weight of a constituent in the Index as of the annual reconstitution date is equal to the dollar value of the company’s float-adjusted market capitalization, divided by the sum of the float-adjusted market capitalizations of all Index constituents on the same date. On the Index’s annual screening date, the maximum weight of any security in the Index is capped at 10%, and the Index caps the weight of constituents exposed to any one sector at 30%, and the weights of all other Index constituents are adjusted proportionally. In addition, the Index methodology applies a volume factor adjustment to reduce a constituent security’s weight in the Index and reallocate the reduction in weight pro rata among the other securities if, as of the annual reconstitution date, a constituent security no longer meets certain trading volume thresholds.

WisdomTree New Economy Real Estate Index: The New Economy Real Estate Index is overseen by the WisdomTree New Economy Real Estate Index Committee (the “New Economy Index Committee”), a standing index committee of WisdomTree. The New Economy Index Committee is responsible for making broad decisions with respect to the implementation, ongoing management, operation and administration of the New Economy Real Estate Index. The primary function of the New Economy Index Committee is to make sure the New Economy Real Estate Index rules are implemented correctly and comprehensively, provided that the published New Economy Real Estate Index composition shall be as determined by the New Economy Index Committee. Common stocks, REITs, tracking stocks, holding companies, ADRs, GDRs, and EDRs are eligible for inclusion. Limited partnerships, limited liability companies, royalty trusts, business development companies, mortgage REITs, preferred stocks, closed-end funds, passive foreign investment companies, ETFs, and derivative securities, such as warrants and rights, are excluded.

Index Screening/Rebalance Dates of the Indexes. The Indexes, except for the Quality Growth Indexes, WisdomTree U.S. Multifactor Index, WisdomTree European Opportunities Index, WisdomTree Japan Opportunities Index, and New Economy Real Estate Index are rebalanced or reconstituted on an annual basis. The Quality Growth Indexes are rebalanced or reconstituted on a semi-annual basis in June and December. The WisdomTree U.S. Multifactor Index, WisdomTree European Opportunities Index, and WisdomTree Japan Opportunitise Index are rebalanced or reconstituted on a quarterly basis. The New Economy Real Estate Index is reconstituted and rebalanced on a semi-annual basis in March and September.

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With the exception of the Quality Growth Indexes, the European Opportunities Index, Japan Opportunities Index, and the New Economy Real Estate Index, except as otherwise indicated by the Index Provider, new securities are added to the Indexes only during the rebalances. For the New Economy Real Estate Index, generally, constituents are added to the Index on the reconstitution dates, except in certain cases specified in the Index methodology, or as otherwise determined by the Index Committee. The New Economy Real Estate Index is reconstituted in the month following the screening date. On the screening date, securities are screened to determine whether they are eligible to be included in the New Economy Real Estate Index. For the Quality Growth Indexes, except as otherwise indicated by the Index Provider, new companies are added to the Index only during the rebalance. Between rebalance dates, a constituent can be deleted from the Index due to corporate events such as mergers, acquisitions, bankruptcies, takeovers, or delistings. Index rebalance and reconstitution schedules change from time to time. For the European Opportunities Index and Japan Opportunities Index, the WisdomTree Opportunities Index Committee may determine to rebalance and/or reconstitute the Index more frequently in response to volatility in the market, shifts in exposure away from certain sectors, geopolitical events (such as kinetic conflicts, cyber attacks, and tariffs) or other similar circumstances. Turnover will be capped at 20% per quarterly or special rebalance. Except as otherwise indicated by the Index Provider, new securities are added to the European Opportunities Index or Japan Opportunities Index, respectively, only during a reconstitution of the Index. Between reconstitution or rebalance dates, a constituent can be deleted from the respective Index due to corporate events such as mergers, acquisitions, bankruptcies, takeovers, or delistings. Index rebalance and reconstitution schedules and screening dates (described below) change from time to time. The latest Index calendar is available at www.wisdomtree.com/investments/index. The Indexes are rebalanced in the month following the screening date.

During the screening date, securities are screened to determine whether they comply with WisdomTree’s proprietary Index methodology and are eligible to be included in an Index. Based on this screening, securities that meet Index requirements are added to the applicable Index, and securities that do not meet such requirements are dropped from the applicable Index. An Index methodology may indicate that a certain number of constituents may be eligible for inclusion in the Index based on specific eligibility criteria (e.g., the Index will include the top 100 companies by market capitalization that meet specific eligibility criteria). There may be fewer constituents in the Index than the threshold number noted due to fewer companies meeting the specific eligibility criteria.

Index Maintenance. Index maintenance occurs throughout the year and includes monitoring and implementing the adjustments for company additions and deletions, stock splits, stock dividends, spin-offs, corporate restructurings, and other corporate actions. Any corporate action will be implemented after the close of trading on the day prior to the ex-date of such corporate action. Whenever possible, changes to an Index’s constituents, such as deletions, as a result of corporate actions, will be announced at least two business days prior to their implementation date.

For each Index, except the WisdomTree China ex-State-Owned Enterprises Index, Quality Growth Indexes, European Opportunities Index, Japan Opportunities Index, New Economy Real Estate Index, and India Hedged Equity Index, should any company achieve a weighting equal to or greater than 24% of the Index, its weighting will be reduced at the close of the current calendar quarter, and other constituents in the Index will be rebalanced. Should any company achieve a weighting equal to or greater than 20% of the WisdomTree China ex-State-Owned Enterprises Index, its weighting will be reduced at the close of the current calendar quarter to the initial 10% cap, and other constituents in the Index will be rebalanced. Moreover, for each Index, should the collective weight of Index constituent securities whose individual current weights equal or exceed 5% of an Index, when added together, equal or exceed 50% of such Index, the weightings in those constituent securities will be reduced so that their collective weight equals 40% of the Index as of the close of the current calendar quarter, and other constituents in the Index will be rebalanced.

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Risk Factor Score (All Indexes, except the Quality Growth Indexes, U.S. Multifactor Index, Global ex-U.S. Quality Dividend Growth Index, ex-SOE Indexes, India Earnings Index, India Hedged Equity Index, European Opportunities Index, Japan Opportunities Index, and New Economy Real Estate Index). After applying the initial Index eligibility criteria screens, the Index calculates a risk factor score for each eligible company that is used to exclude potentially higher risk companies from the Index. The risk factor score is composed of the equally weighted scores based on two factors:

(1)	Quality Factor - determined by static observations and trends of return on equity (ROE), return on assets (ROA), gross profits over assets and cash flows over assets; and

(2)	Momentum Factor - determined by stocks’ risk adjusted total returns over historical periods (6 and 12 months).

Companies that fall within the bottom decile of composite risk factor scores are not eligible for inclusion in the Index. With respect to the dividend weighted Indexes, companies ranked in the top 5% based on dividend yield as well as the bottom half of composite risk factor scores are not eligible for inclusion in the Index.

Applying the Calculated Volume Factor Adjustment (All Indexes, except the Quality Growth Indexes, European Opportunities Index, Japan Opportunities Index, and New Economy Real Estate Index). After applying the initial Index eligibility criteria screens and weighting scheme, each Index constituent’s “calculated volume factor” is determined. The calculated volume factor is the security’s average daily dollar trading volume for the three months preceding the Index screening date divided by the security’s weight in the Index. If a constituent security’s calculated volume factor is:

(i)	at least $400 million, the security is included in the Index and its weight in the Index is not reduced.

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(ii)	less than $200 million ($100 million for the Japan SmallCap Dividend Index and the Japan SmallCap Equity Index) and the security was not in the Index immediately prior to the Index screening date, the security is deleted from the Index and its weight is allocated pro rata among the remaining constituent securities. For example, if a security’s weight in the Index is 2%, but its calculated volume factor is only $100 million, the security is deleted from the Index. Accordingly, 2% of the Index’s weight would be reallocated among the other Index constituents on a pro rata basis.

(iii)	less than $200 million ($100 million for the Japan SmallCap Dividend Index and the Japan SmallCap Equity Index) and the security was in the Index immediately prior to the Index screening date, the security’s weight in the Index will be reduced in the manner described in (iv) below.

(iv)	$200 million or more ($100 million for the Japan SmallCap Dividend Index and the Japan SmallCap Equity Index), but less than $400 million, the security’s weight in the Index will be reduced. The constituent security’s reduced weight is calculated by dividing its calculated volume factor by $400 million and multiplying this fraction by the company’s weight. For example, if a security’s weight in the Index is 2%, but its calculated volume factor is only $300 million, the security’s weight in the Index is reduced to 1.5% (i.e., the outcome of dividing $300 million by $400 million and multiplying by 2%). The reduction in weight is reallocated pro rata among the other constituent securities in the Index. Accordingly, 0.5% of the Index’s weight would be reallocated among the other Index constituents on a pro rata basis.

In response to market conditions and volume factor adjustments, security, country, and sector weights may fluctuate above or below a specified cap intra rebalance. The weights will be reset at each annual rebalance date.

Applying a Weighting Threshold to Index Constituents (All WisdomTree U.S. Indexes, except Quality Growth Indexes,U.S. Multifactor Index, European Opportunities Index, Japan Opportunities Index, and New Economy Real Estate Index). Should the ratio of a security’s weight relative to its weight in a market capitalization weighted version of the Index reach above 3x or fall below 0.33x (or above 2.5x or fall below 0.4x with respect to the U.S. MidCap Dividend Index, U.S. SmallCap Dividend Index, and U.S. SmallCap Quality Dividend Growth Index), the weight of the company will be reduced or increased to meet the 3x or 0.33x (or 2.5x or 0.4x) thresholds, respectively. Weights may fluctuate above or below the specified caps during the year but will be reset at each annual rebalance date.

Applying a Liquidity Adjustment (New Economy Real Estate Index only). After applying the initial eligibility criteria screens and weighting scheme, the New Economy Real Estate Index constituents’ “liquidity adjustment” is determined. The liquidity adjustment is the security’s median daily dollar trading volume for the three months preceding the screening date divided by the security’s weight in the New Economy Real Estate Index. If a constituent security’s liquidity adjustment is:

(i)	at least $400 million, the security is included in the Index and its weight in the Index is not reduced.

(ii)	less than $400 million, the security’s weight in the Index will be reduced. The constituent security’s reduced weight is calculated by dividing its liquidity adjustment by $400 million and multiplying this fraction by the company’s weight. For example, if a security’s weight in the Index is 2%, but its liquidity adjustment is only $300 million, the security’s weight in the Index is reduced to 1.5% (i.e., the outcome of dividing $300 million by $400 million and multiplying by 2%). The reduction in weight is reallocated pro rata among the other constituent securities in the Index. Accordingly, 0.5% of the Index’s weight would be reallocated among the other Index constituents on a pro rata basis.

In response to market conditions and liquidity adjustments, security, country, and sector weights may fluctuate above or below a specified cap between screening dates.

Changes to the Index Methodology. The Indexes are governed by published, rules-based methodologies. Changes to a methodology will be publicly disclosed at www.wisdomtree.com/investments/wisdomtree-etfs/index-notices.

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Index Calculation Agent. To minimize any potential for conflicts caused by the fact that WisdomTree and its affiliates act as Index Provider and investment adviser to certain Funds, WisdomTree has retained an unaffiliated third party to calculate each Index (the “Calculation Agent”). The Calculation Agent, using the applicable rules-based methodology, will calculate and disseminate the Indexes on a daily basis. WisdomTree will monitor the results produced by the Calculation Agent to help ensure that the Indexes are being calculated in accordance with the applicable rules-based methodology. In addition, WisdomTree and WisdomTree Asset Management have established policies and procedures designed to prevent non-public information about pending changes to the Indexes from being used or disseminated in an improper manner. Furthermore, WisdomTree and WisdomTree Asset Management have established policies and procedures designed to prevent improper use and dissemination of nonpublic information about the Funds’ portfolio strategies.

INVESTMENT LIMITATIONS

The following fundamental and non-fundamental investment policies and limitations supplement those set forth in each Fund’s Prospectus. Unless otherwise noted, whenever a fundamental or non-fundamental investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition of such security or other asset. Accordingly, other than with respect to a Fund’s limitations on borrowings, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with a Fund’s investment policies and limitations.

Each Fund’s fundamental investment policies cannot be changed without the approval of the holders of a majority of that Fund’s outstanding voting securities as defined under the 1940 Act. Each Fund, however, may change the non-fundamental investment policies described below, its investment objective, and its underlying Index, if applicable, without a shareholder vote provided that it obtains Board approval and where required, provides sits shareholders with at least sixty (60) days’ prior written notice of any such change.

Fundamental Policies. The investment policies and limitations set forth below are fundamental and may not be changed without shareholder approval. As a general matter, a Fund may not engage in the activities described in the policies below except to the extent permitted by the 1940 Act.

Each Fund, as a fundamental investment policy, may not:

Senior Securities

Issue senior securities, except as permitted under the 1940 Act.

Borrowing

Borrow money, except as permitted under the 1940 Act.

Underwriting

Act as an underwriter of another issuer’s securities, except to the extent that each Fund may be considered an underwriter within the meaning of the Securities Act in the disposition of portfolio securities.

Concentration

All Index Funds (except U.S. MidCap Quality Growth Fund, U.S. SmallCap Quality Growth Fund, and India Hedged Equity Fund) and Voya IM Managed Funds. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that each Fund will invest more than 25% of its total assets in securities of the same industry to approximately the same extent that each Fund’s underlying Index (as applicable) concentrates in the securities of a particular industry or group of industries.*

*	The Voya IM Managed Funds no longer track underlying indices. As of January 18, 2022, each of the AI Enhanced Value Fund converted from an index fund to an actively managed fund. As a result, neither Fund will concentrate its investments to the same extent as an underlying Index.

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U.S. MidCap Quality Growth Fund, U.S. SmallCap Quality Growth Fund, and India Hedged Equity Fund. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund’s net assets would be invested in the securities of companies whose principal business activities are in the same industry, except that each Fund will invest more than 25% of its net assets in securities of the same industry to approximately the same extent that the Fund’s underlying Index concentrates in the securities of a particular industry or group of industries.

Active Funds (except Voya IM Managed Funds). Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government, or any non-U.S. government, or their respective agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.

Real Estate

Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate, real estate investment trusts or securities of companies engaged in the real estate business).

Commodities

Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent each Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

Loans

Lend any security or make any other loan except as permitted under the 1940 Act. This means that no more than 33 1/3% of the Fund’s total assets would be lent to other parties. This limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments, permissible under each Fund’s investment policies.

Non-Fundamental Policies. The investment policies set forth below may be changed without shareholder approval. Prior to any change in a Fund’s 80% policy, the Fund will provide shareholders with 60 days’ notice.

Unless indicated otherwise below, each Fund has adopted a non-fundamental investment policy in accordance with Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of securities suggested by the Fund’s name, including investments that are tied economically to the particular country or geographic region suggested by the Fund’s name.

The U.S. Value Fund has adopted a non-fundamental investment policy in accordance with Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities of companies domiciled in the U.S. or listed on a U.S. exchange.

The U.S. AI Enhanced Value Fund has adopted a non-fundamental investment policy in accordance with Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities of companies that are organized in the U.S., maintain a principal place of business in the U.S., or are traded principally on a U.S. exchange.

The Emerging Markets Quality Dividend Growth Fund has adopted a non-fundamental investment policy in accordance with Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of dividend-paying companies (i.e., companies that paid a dividend within the last year).

The U.S. Quality Growth Fund has adopted a non-fundamental investment policy in accordance with Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of securities suggested by the Fund’s name, including investments that are tied economically to the particular country or geographic region suggested by the Fund’s name.

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The U.S. MidCap Quality Growth Fund has adopted a non-fundamental investment policy in accordance with Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the constituent securities of the Index, each of which is a security issued by a mid-cap company, identified in accordance with the Index Provider’s market-capitalization selection parameters, that is incorporated and headquartered in the United States.

The U.S. SmallCap Quality Growth Fund has adopted a non-fundamental investment policy in accordance with Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the constituent securities of the Index, each of which is a security issued by a small-cap company, identified in accordance with the Index Provider’s market-capitalization selection parameters, that is incorporated and headquartered in the United States.

The New Economy Real Estate Fund has adopted a non-fundamental investment policy in accordance with Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents.

The European Opportunities Fund has adopted a non-fundamental investment policy in accordance with Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents.

The Japan Opportunities Fund has adopted a non-fundamental investment policy in accordance with Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents.

The India Hedged Equity Fund has adopted a non-fundamental investment policy in accordance with Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the constituent securities of its Index, each of which is a security issued by a company incorporated in India and the shares of which are listed on an Indian stock exchange, or in financial instruments with economic characteristics that are similar to those of, or that provide investment exposure to one or more of the market risks associated with, the constituent securities.

All Funds. Various factors may be considered in determining whether an investment is tied economically to a particular country or region, including one or more of the following: whether the investment is issued or guaranteed by a particular government or any of its agencies, political subdivisions, or instrumentalities; whether the investment has its primary trading market in a particular country or region; whether the issuer is organized under the laws of, derives at least 50% of its revenues from, or has at least 50% of its assets in a particular country or region; whether the investment is included in an index representative of a particular country or region; and whether the investment is exposed to the economic fortunes and risks of a particular country or region.

If, subsequent to an investment, the 80% investment policy is no longer met, such Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy.

CONTINUOUS OFFERING

The method by which Creation Unit Aggregations of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of shares are issued and sold by the Funds on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

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For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of the Funds are reminded that, pursuant to Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with the sale on the Listing Exchange is satisfied by the fact that the prospectus is available at the Listing Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

WisdomTree or its affiliates (the “Selling Shareholder”) may purchase Creation Unit Aggregations through a broker-dealer to “seed” (in whole or in part) funds, including the Funds, as they are launched or thereafter, may purchase shares from other broker-dealers or other investors that have previously provided “seed” for funds, including the Funds, when they were launched or otherwise in secondary market transactions, and because the Selling Shareholder may be deemed an affiliate of such funds, the shares are being registered to permit the resale of these shares from time to time after purchase. The Funds will not receive any of the proceeds from the resale by the Selling Shareholders of such shares.

The Selling Shareholder intends to sell all or a portion of the shares owned by it and offered hereby from time to time directly or through one or more broker-dealers, and may also hedge such positions. The shares may be sold on any national securities exchange on which the shares may be listed or quoted at the time of sale, in the OTC market or in transactions other than on these exchanges or systems at fixed prices, at prevailing market prices at the time of the sale, at varying prices determined at the time of sale, or at negotiated prices. These sales may be effected in transactions, which may involve crosses or block transactions. The Selling Shareholder may use any one or more of the following methods when selling shares:

•	ordinary brokerage transactions through brokers or dealers (who may act as agents or principals) or directly to one or more purchasers;
•	privately negotiated transactions;
•	through the writing or settlement of options or other hedging transactions, whether such options are listed on an options exchange or otherwise; and
•	any other method permitted pursuant to applicable law.

The Selling Shareholder may also loan or pledge shares to broker-dealers that in turn may sell such shares, to the extent permitted by applicable law. The Selling Shareholder may also enter into options or other transactions with broker-dealers or other financial institutions, or create one or more derivative securities which require delivering shares to a broker-dealer or other financial institution (these shares may then be sold by such broker-dealer or other financial institution).

The Selling Shareholder and any broker-dealer or agents participating in the distribution of shares may be deemed to be “underwriters” within the meaning of Section 2(11) of the Securities Act in connection with such sales. In such event, any commissions paid to any such broker-dealer or agent and any profit on the resale of the shares purchased by them may be deemed to be underwriting commissions or discounts under the Securities Act. The Selling Shareholder who may be deemed an “underwriter” within the meaning of Section 2(11) of the Securities Act will be subject to the applicable prospectus delivery requirements of the Securities Act.

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The Selling Shareholder has informed the Fund that it is not a registered broker-dealer and does not have any written or oral agreement or understanding, directly or indirectly, with any person to distribute the shares. Upon the Funds being notified in writing by the Selling Shareholder that any material arrangement has been entered into with a broker-dealer for the sale of shares through a block trade, special offering, exchange distribution or secondary distribution, or a purchase by a broker or dealer, a supplement to this SAI will be filed, if required, pursuant to Rule 497 under the Securities Act, disclosing (i) the name of each Selling Shareholder and of the participating broker-dealer(s), (ii) the number of shares involved, (iii) the price at which such shares were sold, (iv) the commissions paid or discounts or concessions allowed to such broker-dealer(s), where applicable, (v) that such broker-dealer(s) did not conduct any investigation to verify the information set out or incorporated by reference in the Fund’s Prospectus and SAI, and (vi) other facts material to the transaction.

The Selling Shareholder and any other person participating in such distribution will be subject to applicable provisions of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and the rules and regulations thereunder, including, without limitation, to the extent applicable, Regulation M of the Exchange Act, which may limit the timing of purchases and sales of any of the shares by the Selling Shareholder and any other participating person. To the extent applicable, Regulation M may also restrict the ability of any person engaged in the distribution of the shares to engage in market-making activities with respect to the shares. All of the foregoing may affect the marketability of the shares and the ability of any person or entity to engage in market-making activities with respect to the shares. There is a risk that the Selling Shareholder may redeem its investments in the Fund or otherwise sell its shares to a third party that may redeem. As with redemptions by other large shareholders, such redemptions could have a significant negative impact on the Fund and its shares.

MANAGEMENT OF THE TRUST

Board Responsibilities. The Board is responsible for overseeing the management and affairs of the Funds and the Trust. The Board has considered and approved contracts, as described herein, under which certain companies provide essential management and administrative services to the Trust. Like most ETFs, the day-to-day business of the Trust, including the day-to-day management of risk, is performed by third-party service providers, such as the Advisers, Distributor, and Administrator. The Board is responsible for overseeing the Trust’s service providers and, thus, has oversight responsibility with respect to the risk management performed by those service providers. Risk management seeks to identify and eliminate or mitigate the potential effects of risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance, or reputation of the Trust or the Funds. Under the overall supervision of the Board and the Audit Committee (discussed in more detail below), the service providers to the Funds employ a variety of processes, procedures, and controls to identify risks relevant to the operations of the Trust and the Funds to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business (e.g., the Advisers are responsible for the day-to-day management of the Funds’ portfolio investments) and, consequently, for managing the risks associated with that activity.

The Board’s role in risk management oversight begins before the inception of a Fund, at which time the Fund’s Adviser presents the Board with information concerning the investment objectives, strategies, and risks of the Fund. Additionally, the Fund’s Adviser and Sub-Advisers, as applicable, provide the Board periodically with an overview of, among other things, its investment philosophy, brokerage practices, and compliance infrastructure. Thereafter, the Board oversees the risk management of the Fund’s operations, in part, by requesting periodic reports from and otherwise communicating with various personnel of the Fund and its service providers, including the Trust’s CCO and the Fund’s independent accountants. The Board and, with respect to identified risks that relate to its scope of expertise, the Audit Committee, oversee efforts by management and service providers to manage risks to which the Fund may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the Funds by the Adviser and receives information about those services at its regular meetings. In addition, on at least an annual basis, in connection with its consideration of whether to renew the Investment Advisory Agreement and Sub-Advisory Agreements with the Adviser and Sub-Advisers, respectively, the Board meets with the Adviser and Sub-Advisers to review such services. Among other things, the Board regularly considers the Adviser’s and Sub-Advisers’ adherence to each Fund’s investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. The Board also reviews information about each Fund’s performance and investments.

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The Trust’s CCO meets regularly with the Board to review and discuss compliance and other issues. At least annually, the Trust’s CCO provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Adviser and Sub-Advisers. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and material compliance matters since the date of the last report.

The Board receives reports from the Trust’s service providers regarding operational risks, portfolio valuation, and other matters. Annually, an independent registered public accounting firm reviews with the Audit Committee its audit of the Funds’ financial statements, focusing on major areas of risk encountered by the Fund and noting any significant deficiencies or material weaknesses in the Funds’ internal controls.

The Board recognizes that not all risks that may affect a Fund can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve a Fund’s goals, and that the processes, procedures, and controls employed to address certain risks may be limited in their effectiveness. Moreover, despite the periodic reports the Board receives and the Board’s discussions with the service providers to a Fund, it may not be made aware of all of the relevant information related to a particular risk. Most of the Trust’s investment management and business affairs are carried out by or through the Funds’ Adviser, Sub-Advisers, and other service providers, each of which has an independent interest in risk management but whose policies and methods by which one or more risk management functions are carried out may differ from the Trust’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s risk management oversight is subject to substantial limitations.

Members of the Board and Officers of the Trust. Set forth below are the names, birth years, positions held and length of time served with the Trust, number of portfolios overseen, and principal occupations and other directorships held during the last five years of each of the persons currently serving as members of the Board and as Executive Officers of the Trust. Each Executive Officer of the Trust was appointed by and serves at the pleasure of the Board. The members of the Board serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust’s Declaration of Trust. The address of each Trustee and Officer is c/o WisdomTree Asset Management, Inc., 250 West 34th Street, 3rd Floor, New York, New York 10119.

The Chairman of the Board, Victor Ugolyn, is not an interested person of the Funds as that term is defined in the 1940 Act. The Board is composed of a super-majority (more than 80%) of Trustees who are not interested persons of the Funds (i.e., “Independent Trustees”). There is an Audit Committee, Governance, Nominating and Compliance Committee, Contracts Review Committee, and Investment Committee of the Board, each of which is chaired by an Independent Trustee and comprised solely of Independent Trustees. The Committee chair for each is responsible for running the Committee meetings, formulating agendas for those meetings, and coordinating with management to serve as a liaison between the Committee members and management on matters within the scope of the responsibilities of the Committee as set forth in its Board-approved charter. The Funds have determined that this leadership structure is appropriate given the specific characteristics and circumstances of the Funds. The Funds made this determination in consideration of, among other things, the fact that the Independent Trustees of the Funds constitute a super-majority of the Board, the assets under management of the Funds, the number of funds overseen by the Board, the total number of Trustees on the Board, and the fact that an Independent Trustee serves as Chairman of the Board.

Name and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/Officer+	Other Directorships Held by Trustee
Trustees Who Are Interested Persons of the Trust
Jonathan L. Steinberg (1964)	Trustee, 2005-present; President, 2005-present	Chief Executive Officer of WisdomTree and WisdomTree Asset Management since 2005; President of WisdomTree and WisdomTree Asset Management from 2012 to 2019.	84	Director, WisdomTree and WisdomTree Asset Management

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Name and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/Officer+	Other Directorships Held by Trustee
Trustees Who Are Not Interested Persons of the Trust
David G. Chrencik[1] (1948)	Trustee, 2014-present	Chief Financial Officer of Sarus Indochina Select LP (a hedge fund) from 2012 to 2022.	84	None
Phillip Goff (1963)	Trustee, 2024-present	Private Investor since 2017; Trustee of RBC Funds Trust from 2020 to 2024; Senior Vice President/ Corporate Controller and Funds Treasurer at TIAA from 2006 to 2017.	84	None
Joel H. Goldberg[2,3] (1945)	Trustee, 2012-present	Attorney, Partner at Stroock & Stroock & Lavan LLP from 2010 to 2018; U.S. Securities and Exchange Commission, Division of Investment Management from 1973 to 1983 (Director from 1981 to 1983).	84	Director, Better Business Bureau (Metropolitan New York, Long Island and the Mid-Hudson Region)
Toni M. Massaro[3] (1955)	Trustee, 2006-present	Regents Professor of Law Emerita since 2024; Executive Director of the Agnese Nelms Haury Program since 2021; Dean Emerita at the University of Arizona James E. Rogers College of Law (“Rogers College of Law”) from 2009 to 2024 (distinguished Emerita in July 2009); Dean of the Rogers College of Law from 1999 to 2009; Regents Professor since 2006; Milton O. Riepe Chair in Constitutional Law from 1997 to 2022; Professor at the Rogers College of Law from 1990 to 2024.	84	None
Melinda A. Raso Kirstein[4] (1955)	Trustee, 2014-present	Retired since 2004; Vice President, Senior Portfolio Manager, Fixed Income Management, and Director of Tax Exempt Fund Management at Merrill Lynch Investment Management from 1982 to 2004.	84	Associate Alumnae of Douglass College, Chair of Investment Committee
Victor Ugolyn (1947)	Trustee, 2006-present; Chairman of the Board, 2006-present	Private Investor since 2005; Retired Chairman of MONY Securities Corporation, Enterprise Capital Management from 1991 to 2004.	84	None

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Name and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/Officer+	Other Directorships Held by Trustee
Officers of the Trust
Jonathan L. Steinberg (1964)	President, 2005- present; Trustee, 2005-present	Chief Executive Officer of WisdomTree and WisdomTree Asset Management since 2005; President of WisdomTree and WisdomTree Asset Management from 2012 to 2019.	84	See Interested Trustees Table Above
David Castano (1971)	Treasurer, 2013-present	Head of Fund Accounting & Administration at WisdomTree Asset Management since 2020; Director of Fund Accounting & Administration at WisdomTree Asset Management from 2011 to 2020.	84	None
Terry Jane Feld (1960)	Chief Compliance Officer, 2012-present	Head of U.S. Compliance at WisdomTree Asset Management since 2022; Chief Compliance Officer at WisdomTree Asset Management since 2012.	84	None
Joanne Antico (1975)	Chief Legal Officer and Secretary, 2021-present	General Counsel at WisdomTree Asset Management since 2021; Assistant General Counsel at WisdomTree Asset Management from 2016 to 2021.	84	None
Clint Martin (1977)	Assistant Treasurer, 2015-present	Director of Fund Accounting & Administration at WisdomTree Asset Management since 2020; Fund Manager, Fund Accounting & Administration at WisdomTree Asset Management from 2012 to 2020.	84	None
Angela Borreggine (1964)	Assistant Secretary, 2022-present	Assistant General Counsel at WisdomTree Asset Management since 2022; Vice President and Senior Counsel at Virtus Investment Partners from 2021 to 2022; Secretary and Chief Legal Officer at Allianz Global Investors family of funds from 2016 to 2021 and of The Korea Fund, Inc. from 2016 to 2020; Director, Senior Counsel at Allianz Global Investors from 2007 to 2021.	84	None

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Name and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/Officer+	Other Directorships Held by Trustee
Sherry Scarvey (1967)	Assistant Secretary, 2023-present	Senior Investment Management Paralegal at WisdomTree Asset Management since 2023; Senior Legal Analyst at Eagle Point Credit Management, LLC from 2021 to 2023; Senior Legal Analyst at Jennison & Associates LLC from 2019 to 2021; Senior Legal Specialist at Legg Mason & Co. LLC from 2005 to 2019.	84	None
Heidi Loeffert (1973)	Assistant Secretary, 2024-present	Senior Investment Management Paralegal at WisdomTree Asset Management since 2024; Senior Paralegal at Perkins Coie LLP from 2022 to 2024; Paralegal, Corporate and Securities at GitLab Inc., from 2021 to 2022; Legal Department Manager, Senior Paralegal and Assistant Secretary at L.B. Foster Company from 2019 to 2021.	84	None

[1]	Chair of the Audit Committee.
[2]	Chair of the Contracts Review Committee.
[3]	Co-Chair of the Governance, Nominating and Compliance Committee.
[4]	Chair of the Investment Committee.

+	As of the date of this SAI.

Audit Committee. Ms. Raso Kirstein and Messrs. Chrencik, Goff, and Ugolyn, each an Independent Trustee, are members of the Board’s Audit Committee. The principal responsibilities of the Audit Committee are the appointment, compensation, and oversight of the Trust’s independent registered public accounting firm, including the resolution of disagreements regarding financial reporting between Trust management and such independent registered public accounting firm. The Audit Committee’s responsibilities include, without limitation, to (i) oversee the accounting and financial reporting processes of the Trust and to receive reports regarding the Trust’s internal control over financial reporting; (ii) oversee the quality and integrity of the Funds’ financial statements and the independent audits thereof; (iii) oversee, or, as appropriate, assist Board oversight of, the Trust’s compliance with legal and regulatory requirements that relate to the Trust’s accounting and financial reporting, and independent audits; (iv) approve prior to appointment the engagement of the Trust’s independent registered public accounting firm and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trust’s independent registered public accounting firm; and (v) act as a liaison between the Trust’s independent auditors and the full Board. The Independent Trustees’ independent legal counsel assists the Audit Committee in connection with these duties. The Board has adopted a written charter for the Audit Committee. During the fiscal year ended March 31, 2025, the Audit Committee held six meetings.

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Governance, Nominating and Compliance Committee. Ms. Massaro and Messrs. Goldberg, and Ugolyn, each an Independent Trustee, are members of the Board’s Governance, Nominating and Compliance Committee. The principal responsibilities of the Governance, Nominating and Compliance Committee are to (i) provide assistance to the Board in fulfilling its responsibility with respect to the oversight of appropriate and effective governance of the Trust; (ii) identify individuals qualified to serve as Independent Trustees of the Trust and to recommend its nominees for consideration by the full Board; and (iii) provide assistance to the Board in fulfilling its responsibility with respect to overseeing the CCO and overseeing compliance matters involving the Funds and their service providers as reported to the Board. While the Governance, Nominating and Compliance Committee is solely responsible for the selection and nomination of the Trust’s Independent Trustees, the Governance, Nominating and Compliance Committee may consider nominations for the office of Trustee made by Trust shareholders as it deems appropriate. The Governance, Nominating and Compliance Committee considers nominees recommended by shareholders if such nominees are submitted in accordance with Rule 14a-8 of the Exchange Act, in conjunction with a shareholder meeting to consider the election of Trustees. Trust shareholders who wish to recommend a nominee should send nominations to the Secretary of the Trust that include biographical information and set forth the qualifications of the proposed nominee. The Board has adopted a written charter for the Governance, Nominating and Compliance Committee. During the fiscal year ended March 31, 2025, the Governance, Nominating and Compliance Committee held four meetings.

Contracts Review Committee. Ms. Massaro and Messrs. Goldberg, and Ugolyn, each an Independent Trustee, are members of the Board’s Contracts Review Committee. The principal responsibilities of the Contracts Review Committee are to provide assistance to the Board in fulfilling its responsibilities under Section 15 of the 1940 Act, and other applicable Sections, rules and interpretative guidance related thereto, with respect to reviewing the performance of, and reasonableness of fees paid to, the Adviser, Sub-Advisers, and core service providers for each series of the Trust, and to make recommendations to the Board regarding the contractual arrangements for such services. The Board has adopted a written charter for the Contracts Review Committee. During the fiscal year ended March 31, 2025, the Contracts Review Committee held four meetings.

Investment Committee. Ms. Raso Kirstein and Messrs. Goff, Goldberg, and Ugolyn, each an Independent Trustee, are members of the Board’s Investment Committee. The principal responsibilities of the Investment Committee are to support, oversee, and organize on behalf of the Board the process for overseeing Fund performance and related matters (it being the intention of the Board that the ultimate oversight of Fund performance shall remain with the full Board), address such other matters that the Board shall determine, and provide recommendations to the Board as needed in respect of the foregoing matters. The Board has adopted a written charter for the Investment Committee. During the fiscal year ended March 31, 2025, the Investment Committee held six meetings.

Individual Trustee Qualifications. The Board has concluded that each of the Trustees is qualified to serve on the Board because of his or her ability to review and understand information about the Trust and the Funds provided by management, to identify and request other information he or she may deem relevant to the performance of the Trustees’ duties, to question management and other service providers regarding material factors bearing on the management and administration of the Funds, and to exercise his or her business judgment in a manner that serves the best interests of the Funds’ shareholders. The Trust has concluded that each of the Trustees is qualified to serve as a Trustee based on his or her own experience, qualifications, attributes, and skills as described below.

The Board has concluded that Mr. Steinberg is qualified to serve as Trustee of the Funds because of the experience he has gained as President, Chief Executive Officer, and director of WisdomTree and the Adviser, his knowledge of and experience in the financial services industry, and the experience he has gained serving as President and Trustee of the Trust since 2005.

The Board has concluded that Mr. Chrencik is qualified to serve as Trustee of the Funds because of the experience he gained as an audit partner of a public accounting firm as well as his experience in and knowledge of the financial services industry, including his service as the chief financial officer of a hedge fund and his prior service as a board member of several other investment funds, and the experience he has gained serving as an Independent Trustee of the Trust since 2014.

The Board has concluded that Mr. Goff is qualified to serve as a Trustee of the Funds because of the experience he gained as an independent trustee of the RBC Funds Trust, Senior Vice President and Funds Treasurer with TIAA, and senior audit manager in a major public accounting firm, as well as his experience in and knowledge of mutual fund administration and the financial services industry more generally.

The Board has concluded that Mr. Goldberg is qualified to serve as Trustee of the Funds because of the experience he has gained as a member of the staff of the SEC, including his service as Director of the SEC’s Division of Investment Management, his experience as legal counsel for many mutual funds, ETFs, investment advisers, and independent directors as well as the experience he has gained serving as an Independent Trustee of the Trust since 2012.

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The Board has concluded that Ms. Massaro is qualified to serve as Trustee of the Funds because of the experience she has gained as a law professor, dean and advisor at various universities, and the experience she has gained serving as Independent Trustee of the Trust since 2006.

The Board has concluded that Ms. Raso Kirstein is qualified to serve as Trustee of the Funds because of her experience in and knowledge of the financial services industry, including her service as a vice president, senior portfolio manager of fixed income management and director of tax-exempt fund research of an investment advisory firm, as well as the experience she has gained serving as an Independent Trustee of the Trust since 2014.

The Board has concluded that Mr. Ugolyn is qualified to serve as Trustee of the Funds because of the experience he gained as chief executive officer of a firm specializing in financial services, his experience in and knowledge of the financial services industry, his experience as a member of the Board of Directors of The New York Society of Security Analysts, Inc., his service as chairman for another mutual fund family, and the experience he has gained serving as an Independent Trustee and Chairman of the Board of the Trust since 2006.

Fund Shares Owned by Board Members. The table below shows the dollar amount range of each Trustee’s “beneficial ownership” of shares of the Funds and each other series of the Trust as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Exchange Act. The Trustees and officers of the Trust collectively own less than 1% of the outstanding shares of the Trust.

Trustee	Fund	Dollar Range of Equity Securities in the Funds*	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies*
Interested Trustee
Jonathan L. Steinberg	International AI Enhanced Value Fund	$50,001 - $100,000	Over $100,000
	International High Dividend Fund	$50,001 - $100,000
	Global High Dividend Fund	$50,001 - $100,000
	Emerging Markets High Dividend Fund	Over $100,000
	Emerging Markets SmallCap Dividend Fund	Over $100,000
	Global ex-U.S. Quality Dividend Growth Fund	Over $100,000
	International SmallCap Dividend Fund	Over $100,000
	U.S. LargeCap Dividend Fund	Over $100,000
	U.S. SmallCap Fund	Over $100,000
Independent Trustees
David G. Chrencik	India Hedged Equity Fund	$10,001 - $50,000	Over $100,000
	Japan Hedged Equity Fund	$10,001 - $50,000
	U.S. MidCap Dividend Fund	$10,001 - $50,000
	U.S. Quality Dividend Growth Fund	$10,001 - $50,000
	U.S. SmallCap Dividend Fund	$10,001 - $50,000
	U.S. SmallCap Quality Growth Fund	$10,001 - $50,000
	Emerging Markets High Dividend Fund	$50,001 - $100,000
Phillip Goff	Japan Hedged Equity Fund	$50,001 - $100,000	Over $100,000
Joel H. Goldberg	U.S. MidCap Dividend Fund	Over $100,000	Over $100,000
	U.S. Value Fund	Over $100,000
Toni M. Massaro	U.S. High Dividend Fund	$50,001 - $100,000	Over $100,000
	U.S. MidCap Dividend Fund	$50,001 - $100,000
Melinda A. Raso Kirstein	Japan Hedged Equity Fund	$50,001 - $100,000	Over $100,000
	U.S. LargeCap Fund	$50,001 - $100,000
	U.S. MidCap Dividend Fund	$50,001 - $100,000
	U.S. Total Dividend Fund	Over $100,000

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Trustee	Fund	Dollar Range of Equity Securities in the Funds*	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies*
Victor Ugolyn	None	None	Over $100,000

*	Values are based on Trustee ownership as of December 31, 2024.

Board Compensation. The table below sets forth the compensation paid by the Trust to each Trustee for the fiscal year ended March 31, 2025.

Trustee	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued as Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Funds and Fund Complex*
Interested Trustee
Jonathan L. Steinberg	$0	None	None	$0
Independent Trustees
David G. Chrencik	$406,282	None	None	$406,282
Phillip Goff	$369,377	None	None	$369,377
Joel H. Goldberg	$424,750	None	None	$424,750
Toni M. Massaro	$387,815	None	None	$387,815
Melinda A. Raso Kirstein	$406,282	None	None	$406,282
Victor Ugolyn	$554,021	None	None	$554,021
Robert E. Plaze†	$365,840	None	None	$365,840

*	The Trust is the only trust in the “Fund Complex.”
†	Robert E. Plaze resigned as an Independent Trustee of the Trust effective March 11, 2025. The information presented in the table reflects compensation earned for the period from April 5, 2024 to March 11, 2025.

Control Persons and Principal Holders of Securities. Although the Trust does not have information concerning the beneficial ownership of shares held in the names of Depository Trust Company participants (“DTC Participants”), please see Appendix A for the name and percentage ownership of each DTC Participant that owned of record 5% or more of the outstanding shares of a Fund as of June 30, 2025.

Certain officers, employees, accounts, or affiliates of WisdomTree Asset Management (such as WisdomTree, Inc., 250 West 34th Street, 3rd Floor, New York, New York 10119), including other funds advised by WisdomTree Asset Management or third parties, may from time to time own a substantial amount of a Fund’s shares, including as an initial or seed investor. Such positions may be held for a limited period of time, including to facilitate commencement of a Fund, to facilitate the Funds’ achieving size or scale or in seeking to track model portfolios of ETFs developed and maintained by the Adviser. Such shareholders, individually and/or collectively, could at times be considered to control a Fund (i.e., own greater than 25% of the Fund’s shares) and may purchase or sell shares, including large blocks of shares, at any given time. There can be no assurance that any such entity or person would not redeem or sell its investment, that the size of a Fund would be maintained at such levels, or that a Fund would continue to meet applicable listing requirements, which could negatively impact that Fund and its shares. In addition, such transactions may account for a large percentage of secondary market trading volume and may, therefore, not be sustainable and/or may have a material upward or downward effect on the market price of the shares.

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INVESTMENT ADVISORY AND OTHER SERVICES

Investment Adviser. WisdomTree Asset Management serves as investment adviser to each Fund pursuant to an investment advisory agreement between the Trust and WisdomTree Asset Management (the “Investment Advisory Agreement”). WisdomTree Asset Management is a Delaware corporation registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), and has offices located at 250 West 34th Street, 3rd Floor, New York, New York 10119.

Under the Investment Advisory Agreement, WisdomTree Asset Management is responsible for the overall management and administration of the Trust. WisdomTree Asset Management provides an investment program for each Fund. The Adviser also provides proactive oversight of the Sub-Advisers’ daily monitoring of their purchases and sales of Fund securities, and regular review of the Sub-Advisers’ performance. In addition, the Adviser arranges for, and oversees, sub-advisory, transfer agency, custody, fund administration, securities lending, and all other non-distribution-related services necessary for the Funds to operate. The Adviser furnishes to the Trust all office facilities, equipment, services, and executive and administrative personnel necessary for managing the investment program of the Trust for each Fund, including:

■	Overseeing the Trust’s insurance program;
■	Overseeing and coordinating all governance matters for the Trust;
■	Coordinating meetings of the Board;
■	Devoting time and resources to maintaining an efficient market for each Fund’s shares;
■	Coordinating with outside counsel on all Trust related legal matters;
■	Coordinating the preparation of the Trust’s financial statements;
■	Coordinating all regulatory filings and shareholder reporting;
■	Overseeing each Fund’s tax status and tax filings;
■	Maintaining and updating a website for certain required disclosures; and
■	Providing shareholders with additional information about the Funds.

For its services, each Fund pays WisdomTree Asset Management a management fee, based on a percentage of the Fund’s average daily net assets, indicated below.

Fund	Management Fee
U.S. Total Dividend Fund	0.28%
U.S. High Dividend Fund	0.38%
U.S. AI Enhanced Value Fund	0.38%
U.S. LargeCap Dividend Fund	0.28%
U.S. MidCap Dividend Fund	0.38%
U.S. SmallCap Dividend Fund	0.38%
U.S. Value Fund	0.12%
U.S. Quality Dividend Growth Fund	0.28%
U.S. SmallCap Quality Dividend Growth Fund	0.38%
U.S. LargeCap Fund	0.08%
U.S. MidCap Fund	0.38%
U.S. SmallCap Fund	0.38%
U.S. Multifactor Fund	0.28%
U.S. Quality Growth Fund	0.28%
U.S. MidCap Quality Growth Fund	0.38%
U.S. SmallCap Quality Growth Fund	0.38%
International Equity Fund	0.48%
International High Dividend Fund	0.58%
International LargeCap Dividend Fund	0.48%
International MidCap Dividend Fund	0.58%
International SmallCap Dividend Fund	0.58%
International AI Enhanced Value Fund	0.58%
International Quality Dividend Growth Fund	0.42%

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Fund	Management Fee
International Multifactor Fund	0.38%
Europe Quality Dividend Growth Fund	0.58%
Europe SmallCap Dividend Fund	0.58%
Japan SmallCap Dividend Fund	0.58%
Japan Hedged Equity Fund	0.48%
Japan Opportunities Fund	0.58%
Europe Hedged Equity Fund	0.58%
European Opportunities Fund	0.58%
International Hedged Quality Dividend Growth Fund	0.58%
India Hedged Equity Fund	0.63%
Global High Dividend Fund	0.58%
Global ex-U.S. Quality Dividend Growth Fund	0.42%
New Economy Real Estate Fund	0.58%
Emerging Markets High Dividend Fund	0.63%
Emerging Markets SmallCap Dividend Fund	0.58%
Emerging Markets Quality Dividend Growth Fund	0.32%
Emerging Markets Multifactor Fund	0.48%
Emerging Markets ex-State-Owned Enterprises Fund	0.32%
India Earnings Fund	0.83%
China ex-State-Owned Enterprises Fund	0.32%

Pursuant to the terms of an investment advisory agreement on behalf of all Funds, except for the U.S. Quality Growth Fund, U.S. MidCap Quality Growth Fund, U.S. SmallCap Quality Growth Fund, U.S. Multifactor Fund, U.S. Quality Dividend Growth Fund, U.S. SmallCap Quality Dividend Growth Fund, Japan Opportunities Fund, Emerging Markets Quality Dividend Growth Fund, Europe Quality Dividend Growth Fund, International Quality Dividend Growth Fund, India Hedged Equity Fund, International Multifactor Fund, International Hedged Quality Dividend Growth Fund, European Opportunities Fund, Emerging Markets Multifactor Fund, and Emerging Markets ex-State-Owned Enterprises Fund (collectively, the “New Investment Advisory Agreement Funds”), WisdomTree Asset Management has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the management fee payable to WisdomTree Asset Management. The internal expenses of pooled investment vehicles in which these Funds may invest (acquired fund fees and expenses) are not expenses of such Funds and are not paid by WisdomTree Asset Management.

Pursuant to the terms of an investment advisory agreement on behalf of the New Investment Advisory Agreement Funds, WisdomTree Asset Management has agreed to pay all expenses of the Funds, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under the distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer, and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the management fee payable by the Funds to WisdomTree Asset Management. The internal expenses of pooled investment vehicles in which the New Investment Advisory Agreement Funds may invest (acquired fund fees and expenses) are not expenses of such Funds and are not paid by WisdomTree Asset Management.

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Pursuant to a separate contractual arrangement, WisdomTree Asset Management arranges for the provision of CCO services with respect to each Fund and is liable and responsible for, and administers payments to, the CCO, the Independent Trustees, and counsel to the Independent Trustees. WisdomTree Asset Management receives a fee of up to 0.0044% of the Fund’s average daily net assets for providing such services and paying such expenses. WisdomTree Asset Management provides CCO services to the Trust.

The WisdomTree Subsidiary, a wholly-owned subsidiary of the India Earnings Fund through which the Fund invests a portion of its assets, is advised by WisdomTree Asset Management. Compensation for WisdomTree Asset Management in advising the India Earnings Fund (including the WisdomTree Subsidiary) is included in the table below and otherwise as described herein.

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For the following periods, the Adviser received the following management fees from the Funds:

Fund	Commencement of Operations	For the Fiscal Year Ended March 31, 2023			For the Fiscal Year Ended March 31, 2024			For the Fiscal Year Ended March 31, 2025
		Gross Advisory Fee ($)	Advisory Fee Waived ($)	Net Advisory Fee ($)	Gross Advisory Fee ($)	Advisory Fee Waived ($)	Net Advisory Fee ($)	Gross Advisory Fee ($)	Advisory Fee Waived ($)	Net Advisory Fee ($)
U.S. Total Dividend Fund	6/16/06	3,001,071	—	3,001,071	3,090,408	—	3,090,408	3,643,629	—	3,643,629
U.S. High Dividend Fund	6/16/06	4,827,304	(3,151)	4,824,153	4,332,098	(822)	4,331,276	4,329,862	(2,507)	4,327,355
U.S. AI Enhanced Value Fund	6/16/06	1,626,954	—	1,626,954	1,440,091	—	1,440,091	1,477,296	—	1,477,296
U.S. LargeCap Dividend Fund	6/16/06	9,930,360	(4,431)	9,925,929	10,049,494	(3,158)	10,046,336	12,040,817	(8,081)	12,032,736
U.S. MidCap Dividend Fund	6/16/06	12,047,797	(5,864)	12,041,933	12,491,123	(10,297)	12,480,826	14,003,583	(8,256)	13,995,327
U.S. SmallCap Dividend Fund	6/16/06	6,968,114	(5,514)	6,962,600	6,974,296	(5,903)	6,968,393	7,548,130	(4,164)	7,543,966
U.S. Value Fund	2/23/07	140,852	(22)	140,830	209,702	—	209,702	528,669	—	528,669
U.S. Quality Dividend Growth Fund	5/22/13	19,683,053	—	19,683,053	28,409,075	—	28,409,075	39,685,871	—	39,685,871
U.S. SmallCap Quality Dividend Growth Fund	7/25/13	830,413	—	830,413	1,019,423	—	1,019,423	1,546,023	—	1,546,023
U.S. LargeCap Fund	2/23/07	508,008	—	508,008	570,823	—	570,823	785,822	—	785,822
U.S. MidCap Fund	2/23/07	2,802,317	(2,932)	2,799,385	2,830,051	(2,105)	2,827,946	3,049,814	(3,280)	3,046,534
U.S. SmallCap Fund	2/23/07	2,378,021	(1,733)	2,376,288	2,251,919	(1,297)	2,250,622	2,397,011	(654)	2,396,357
U.S. Multifactor Fund	6/29/17	641,594	—	641,594	734,215	—	734,215	930,898	—	930,898
U.S. Quality Growth Fund	12/15/22	1,633	—	1,633	230,251	—	230,251	1,621,998	—	1,621,998
U.S. MidCap Quality Growth Fund[1]	1/25/24	n/a	n/a	n/a	1,765	—	1,765	6,797	—	6,797
U.S. SmallCap Quality Growth Fund[1]	1/25/24	n/a	n/a	n/a	882	—	882	21,828	—	21,828
International Equity Fund	6/16/06	2,729,053	—	2,729,053	2,746,435	—	2,746,435	2,584,837	—	2,584,837
International High Dividend Fund	6/16/06	1,427,019	(3,809)	1,423,210	2,230,628	(3,324)	2,227,304	1,904,369	(1,030)	1,903,339

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Fund	Commencement of Operations	For the Fiscal Year Ended March 31, 2023			For the Fiscal Year Ended March 31, 2024			For the Fiscal Year Ended March 31, 2025
		Gross Advisory Fee ($)	Advisory Fee Waived ($)	Net Advisory Fee ($)	Gross Advisory Fee ($)	Advisory Fee Waived ($)	Net Advisory Fee ($)	Gross Advisory Fee ($)	Advisory Fee Waived ($)	Net Advisory Fee ($)
International LargeCap Dividend Fund	6/16/06	1,918,507	(1,368)	1,917,139	2,424,166	(1,517)	2,422,649	2,473,516	(764)	2,472,752
International MidCap Dividend Fund	6/16/06	717,741	—	717,741	779,148	—	779,148	770,974	—	770,974
International SmallCap Dividend Fund	6/16/06	6,687,718	(18,856)	6,668,862	6,418,430	(12,268)	6,406,162	5,703,605	(6,202)	5,697,403
International AI Enhanced Value Fund	6/16/06	506,414	—	506,414	428,303	—	428,303	393,192	—	393,192
International Quality Dividend Growth Fund	4/7/16	1,645,412	—	1,645,412	3,626,637	—	3,626,637	3,801,372	—	3,801,372
International Multifactor Fund	8/10/18	125,695	—	125,695	156,763	—	156,763	126,629	—	126,629
Europe Quality Dividend Growth Fund	5/7/14	360,325	—	360,325	414,518	—	414,518	389,919	—	389,919
Europe SmallCap Dividend Fund	6/16/06	1,297,336	(2,309)	1,295,027	1,175,625	(3,109)	1,172,516	965,815	(1,005)	964,810
Japan SmallCap Dividend Fund	6/16/06	1,032,826	(907)	1,031,919	1,320,176	(1,238)	1,318,938	1,400,243	(1,253)	1,398,990
Japan Hedged Equity Fund	6/16/06	8,947,378	—	8,947,378	13,956,299	—	13,956,299	20,100,931	—	20,100,931
Japan Opportunities Fund	6/28/13	136,444	—	136,444	278,903	—	278,903	431,527	—	431,527
Europe Hedged Equity Fund	12/31/09	8,131,325	—	8,131,325	8,410,181	—	8,410,181	9,729,820	—	9,729,820
European Opportunities Fund	3/4/15	256,217	—	256,217	282,076	—	282,076	284,309	—	284,309
International Hedged Quality Dividend Growth Fund	5/7/14	6,992,905	(2,931)	6,989,974	10,427,133	(3,386)	10,423,747	15,889,970	(2,539)	15,887,431
India Hedged Equity Fund[2]	5/9/24	n/a	n/a	n/a	n/a	n/a	n/a	181,453	—	181,453
Global High Dividend Fund	6/16/06	613,287	—	613,287	651,941	(50)	651,891	630,935	(193)	630,742
Global ex-U.S. Quality Dividend Growth Fund	6/16/06	1,880,835	(3,688)	1,877,147	2,483,267	(2,291)	2,480,976	2,535,644	(1,201)	2,534,443
New Economy Real Estate Fund	6/5/07	209,045	—	209,045	126,830	—	126,830	104,688	—	104,688

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Fund	Commencement of Operations	For the Fiscal Year Ended March 31, 2023			For the Fiscal Year Ended March 31, 2024			For the Fiscal Year Ended March 31, 2025
		Gross Advisory Fee ($)	Advisory Fee Waived ($)	Net Advisory Fee ($)	Gross Advisory Fee ($)	Advisory Fee Waived ($)	Net Advisory Fee ($)	Gross Advisory Fee ($)	Advisory Fee Waived ($)	Net Advisory Fee ($)
Emerging Markets High Dividend Fund	7/13/07	11,670,938	(4,030)	11,666,908	15,763,934	(8,896)	15,755,038	18,033,555	(6,744)	18,026,811
Emerging Markets SmallCap Dividend Fund	10/30/07	14,011,530	(26,836)	13,984,694	16,501,658	(26,107)	16,475,551	12,447,910	(9,782)	12,438,128
Emerging Markets Quality Dividend Growth Fund	8/1/13	243,235	—	243,235	341,169	—	341,169	440,954	—	440,954
Emerging Markets Multifactor Fund	8/10/18	10,264	—	10,264	31,966	—	31,966	186,011	—	186,011
Emerging Markets ex-State-Owned Enterprises Fund	12/10/14	7,730,994	—	7,730,994	6,687,508	—	6,687,508	6,058,717	—	6,058,717
India Earnings Fund	2/22/08	6,196,748	(150)	6,196,598	12,366,884	(92)	12,366,792	29,033,135	—	29,033,135
China ex-State-Owned Enterprises Fund	9/19/12	2,601,308	—	2,601,308	1,818,309	—	1,818,309	1,238,073	—	1,238,073

[1]	The Fund commenced operations on January 25, 2024 and, therefore, did not pay any advisory fees for the fiscal year ended March 31, 2023.
[2]	The Fund commenced operations on May 9, 2024 and, therefore, did not pay any advisory fees for the fiscal years ended March 31, 2023 and March 31, 2024.

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The Adviser, from its own resources, including profits from management fees received from the Funds, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pays all distribution costs for Fund shares.

The Investment Advisory Agreement, with respect to each Fund, continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event such continuance also is approved by a vote of a majority of the Trustees of the Trust who are not interested persons (as defined in the 1940 Act) of the Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval. If the shareholders of any Fund fail to approve the Investment Advisory Agreement, WisdomTree Asset Management may continue to serve in the manner and to the extent permitted by the 1940 Act and rules and regulations thereunder.

The Investment Advisory Agreement, with respect to each Fund, is terminable without any penalty, by vote of the Board, including a majority of the Independent Trustees of the Trust, or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of that Fund, or by WisdomTree Asset Management, in each case on not less than thirty (30) days’ nor more than sixty (60) days’ prior written notice to the other party; provided that a shorter notice period shall be permitted for a Fund in the event its shares are no longer listed on a national securities exchange. The Investment Advisory Agreement will terminate automatically and immediately in the event of its “assignment” (as defined in the 1940 Act).

Sub-Advisers

Mellon Investments Corporation. Mellon serves as sub-adviser to the Mellon Managed Funds pursuant to an investment sub-advisory agreement between WisdomTree Asset Management and Mellon (the “Mellon Sub-Advisory Agreement”) and is responsible for the day-to-day management of the Mellon Managed Funds. Mellon, a registered investment adviser, manages global quantitative-based investment strategies for institutional and private investors. Its principal office is located at 500 Ross Street, Pittsburgh, Pennsylvania, 15258. MBC Investments Corporation owns between 80% and 100% of Mellon, with up to 20% owned by certain Mellon employees through authorized employee class restricted shares. MBC Investments Corporation is 100% owned by BNY Mellon IHC, LLC, which is 100% owned by The Bank of New York Mellon Corporation. Mellon manages each Mellon Managed Fund’s portfolio investments and places orders to buy and sell each Fund’s portfolio investments. WisdomTree Asset Management pays Mellon for providing sub-advisory services to the Mellon Managed Funds.

The WisdomTree Subsidiary, a wholly-owned subsidiary of the India Earnings Fund organized in the Republic of Mauritius through which the Fund processes redemption orders, is sub-advised by Mellon. Mellon does not receive any additional compensation for sub-advising the WisdomTree Subsidiary.

Mellon believes that it may perform sub-advisory and related services for the Trust without violating applicable banking laws or regulations. However, the legal requirements and interpretations about the permissible activities of banks and their affiliates may change in the future. These changes could prevent Mellon from continuing to perform services for the Trust. If this happens, the Board would consider selecting other qualified firms.

The Sub-Advisory Agreement, with respect to the Mellon Managed Funds, continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the applicable Fund, provided that in either event such continuance also is approved by a vote of a majority of the Trustees of the Trust who are not interested persons (as defined in the 1940 Act) of the Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval. If the shareholders of a Fund fail to approve that Fund’s Sub-Advisory Agreement, WisdomTree Asset Management may continue to serve in the manner and to the extent permitted by the 1940 Act and rules and regulations thereunder. The Sub-Advisory Agreement is terminable without any penalty, by vote of the Board of or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, or by WisdomTree Asset Management, in each case on not less than thirty (30) days’ nor more than sixty (60) days’ prior written notice to the other party; provided that a shorter notice period shall be permitted for the Funds in the event its shares are no longer listed on a national securities exchange. The Sub-Advisory Agreement will terminate automatically and immediately in the event of its “assignment” (as defined in the 1940 Act).

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Portfolio Managers. Mellon utilizes a team of investment professionals acting together to manage the assets of each Mellon Managed Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in each Fund’s portfolio as it deems appropriate in the pursuit of each Fund’s investment objective.

Each Mellon Managed Fund is managed by Mellon’s Equity Index Strategies Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of each Fund’s portfolio are Marlene Walker-Smith, David France, Todd Frysinger, Vlasta Sheremeta, and Michael Stoll. As of March 31, 2025 the portfolio managers were primarily responsible for the day-to-day management of the following accounts, none of which have a performance-based fee.

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Marlene Walker-Smith	132	$141.5 billion	114	$109.7 billion	132	$132.8 billion
David France	132	$141.5 billion	114	$109.7 billion	132	$132.8 billion
Todd Frysinger	132	$141.5 billion	114	$109.7 billion	132	$132.8 billion
Vlasta Sheremeta	132	$141.5 billion	114	$109.7 billion	132	$132.8 billion
Michael Stoll	132	$141.5 billion	114	$109.7 billion	132	$132.8 billion

Portfolio Manager Fund Ownership. As of March 31, 2025, none of the portfolio managers owned shares of the Funds.

Portfolio Manager Compensation. Mellon’s rewards program is designed to be market-competitive and align its compensation with the goals of its clients. Its incentive model is designed to compensate for quantitative and qualitative objectives achieved during the performance year. An individual’s final annual incentive award is tied to the Mellon’s overall performance, the team’s performance, as well as individual performance. Awards are paid in cash on an annual basis; however, some senior individuals may receive a portion of their annual incentive award in deferred vehicles. The following factors encompass Mellon’s investment professional rewards program:

•	Base salary
•	Annual cash incentive
•	Long-Term Incentive Plan (applicable only to select senior individuals)
•	BNY restricted stock units

Voya Investment Management Co. LLC. Voya IM serves as sub-adviser and is responsible for the day-to-day management of the Voya IM Managed Funds. Voya IM, a registered investment adviser, manages global quantitative-based investment strategies for institutional and private investors. Its principal office is located at 200 Park Avenue, New York, New York 10166. Voya IM is a wholly-owned indirect subsidiary of Voya Financial, Inc. (“Voya Financial”), a publicly traded financial holding company. Voya IM chooses the portfolio investments of each Voya IM Managed Fund and places orders to buy and sell each such Fund’s portfolio investments. WisdomTree Asset Management pays Voya IM for providing sub-advisory services to the Voya IM Managed Funds.

Voya IM believes that it may perform sub-advisory and related services for the Trust without violating applicable banking laws or regulations. However, the legal requirements and interpretations about the permissible activities of banks and their affiliates may change in the future. These changes could prevent Voya IM from continuing to perform services for the Trust. If this happens, the Board would consider selecting other qualified firms.

The Sub-Advisory Agreement, with respect to the Voya IM Managed Funds, continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the applicable Fund, provided that in either event such continuance also is approved by a vote of a majority of the Trustees of the Trust who are not interested persons (as defined in the 1940 Act) of the Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval. The Sub-Advisory Agreement is terminable without any penalty, by (i) vote of the Board or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, in each case, on not more than sixty (60) days’ written notice to the Sub-Adviser, (ii) WisdomTree Asset Management or the Sub-Adviser for cause on at least sixty (60) days’ written notice to the other party, and (iii) WisdomTree Asset Management or the Sub-Adviser on at least 120 days’ written notice to the other party prior to any annual renewal term. The Sub-Advisory Agreement will terminate automatically and immediately in the event of its “assignment” (as defined in the 1940 Act).

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Portfolio Managers. Each Voya IM Managed Fund is managed by Voya IM’s Quantitative Equities Team. The individual members of the investment team who are jointly and primarily responsible for the day-to-day management of the Funds’ portfolios are Vincent Costa and Russell Shtern. As of March 31, 2025 the portfolio managers were primarily responsible for the day-to-day management of the following accounts, none of which have a performance-based fee.

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Vincent Costa	6	$4.1 billion	29	$705 million	20	$1.6 billion
Russell Shtern	2	$381 million	1	$212 million	6	$146 million

Portfolio Manager Fund Ownership. As of March 31, 2025, none of the portfolio managers owned shares of the Funds.

Portfolio Manager Compensation. The compensation system for investment professionals is based on base salary, performance bonus, and equity or equity-like incentives or other long-term retention programs.

Voya IM realizes that the success of its firm is largely dependent on its ability to attract and retain key investment professionals. The firm’s compensation philosophy is to align compensation closely with performance and to leverage the variable side of the compensation equation. Annually, the firm participates in comprehensive industry surveys and compares the relevant data to ensure that its compensation plans remain competitive.

Key investment professionals such as portfolio managers and traders are paid competitive base salaries, are eligible for discretionary bonuses, and generally participate in the firm’s long-term compensation program. Portfolio managers of private funds may be eligible for carried interest allocations.

Bonus Program - The overall design of the annual incentive plan for investment professionals was developed to tie pay to both portfolio performance and profitability, and is structured to drive performance and promote retention of top talent. Individual bonus target awards are based on external market data and internal comparators.

Investment performance is measured on both a relative and absolute basis in all areas, and performance goals are set to appropriately reflect requirements for the investment team. The results for overall Voya IM include a review of firm profitability, team performance, and the investment professional’s individual performance, all of which influence the outcome of the discretionary bonus award recommendation process.The measures for each team are reviewed annually by the firm’s executive management, and include the measures of investment performance versus benchmark and peer groups over one-, three-, and five-year periods, as well as contributions to the firm’s revenue growth and profitability.

Discretionary bonuses for non-investment professionals are structured similarly.

The annual incentive bonus may be subject to deferral into a long-term compensation plan, as determined by the plan in effect at the time of payment.

Long-term Compensation - Voya IM’s long-term incentive plan is designed to provide ownership-like incentives to reward continued employment and to link long-term compensation to the financial performance of the business. Based on job function, internal comparators, and external market data, employees may be granted long-term awards. All senior investment professionals participate in the long-term compensation plan. Participants are eligible to receive annual awards determined by the Executive Leadership Team based largely on investment performance and their contribution to firm performance. Plan awards are based on the current year’s performance as defined by the Voya IM long-term incentive plan. Awards may include a combination of performance share units, restricted stock units, and/or a notional investment in a predefined set of Voya IM mutual funds. Awards are subject to a time-based vesting schedule.

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Description of Material Conflicts of Interest – Mellon

It is the policy of Mellon to make business decisions free from conflicting outside influences. Mellon’s objective is to recognize potential conflicts of interest and work to eliminate or control and disclose such conflicts as they are identified. Mellon’s business decisions are based on its duty to its clients, and not driven by any personal interest or gain. As an asset manager operating in a number of different jurisdictions with a diverse client base in a variety of strategies, conflicts of interest are inherent. Furthermore, as an indirect subsidiary of BNY, potential conflicts may also arise between Mellon and other BNY companies.

Mellon will take steps to provide reasonable assurance that no client or group of clients is advantaged at the expense of any other client. As such, it has adopted a Code of Ethics and compliance policy manual to address such conflicts. These potential and inherent conflicts include but are not limited to: the allocation of investment opportunities, side by side management, execution of portfolio transactions, brokerage conflicts, compensation conflicts, related party arrangements, personal interests, and other investment and operational conflicts of interest. Mellon’s compliance policies are designed to ensure that all client accounts are treated equitably over time. Additionally, it has structured compensation of investment personnel to reasonably safeguard client accounts from being adversely impacted by any potential or related conflicts.

All material conflicts of interest are presented in greater detail within Part 2A of Mellon’s Form ADV.

Mellon manages numerous accounts with a variety of interests. This necessarily creates potential conflicts of interest for Mellon. For example, Mellon or an affiliate may cause multiple accounts to invest in the same investment. Such accounts may have conflicting interests and objectives in connection with such investment, including differing views on the operations or activities of the portfolio company, the targeted returns for the transaction, and the timeframe for and method of exiting the investment. Conflicts may also arise in cases where multiple Mellon and/or affiliate client accounts are invested in different parts of an issuer’s capital structure. For example, one of Mellon’s client accounts could acquire debt obligations of a company while an affiliate’s client account acquires an equity investment. In negotiating the terms and conditions of any such investments, Mellon may find that the interests of the debt-holding client accounts and the equity-holding client accounts may conflict. If that issuer encounters financial problems, decisions over the terms of the workout could raise conflicts of interest (including, for example, conflicts over proposed waivers and amendments to debt covenants). For example, debt holding accounts may be better served by a liquidation of an issuer in which it could be paid in full, while equity holding accounts might prefer a reorganization of the issuer that would have the potential to retain value for the equity holders. As another example, holders of an issuer’s senior securities may be able to act to direct cash flows away from junior security holders, and both the junior and senior security holders may be Mellon client accounts. Any of the foregoing conflicts of interest will be discussed and resolved on a case-by-case basis. Any such discussions will factor in the interests of the relevant parties and applicable laws.

Mellon has a fiduciary duty to manage all client accounts in a fair and equitable manner. To accomplish this, Mellon has adopted various policies and procedures including, but not limited to, policies relating to trading operations, best execution, trade order aggregation and allocation, short sales, cross-trading, code of conduct, personal securities trading, and purchases of securities from affiliated underwriters. These procedures are intended to help employees identify and mitigate potential side-by-side conflicts of interest such as those described above. Mellon has also developed a conflicts matrix listing potential side-by-side conflicts, the compliance policies and procedures reasonably designed to mitigate such potential conflicts of interest, and the corresponding compliance testing program established with the goal of confirming Mellon’s adherence to such policies and procedures.

Description of Material Conflicts of Interest – Voya IM

Voya IM employees have an obligation of loyalty toward their employer; under no circumstances are they to use their professional position directly or indirectly for personal purposes by taking unfair advantage or by profiting in any other way from their professional position. Employees are to avoid any personal conflict of interest with Voya IM, its affiliates, vendors with whom the firm does business, or clients. Accordingly, employees are expected to conduct their activities in line with the following standards:

•	Client interests come first.

•	Conflicts of interest should be avoided.

•	Compromising situations should be avoided.

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Voya IM’s compliance program is designed to address, monitor, and identify issues consistent with its fiduciary duties. The program is multifaceted and consists of policies and procedures that govern numerous activities, including but not limited to personal trading, securing material non-public information, marketing and other firm disclosures, client trading practices (including policies that specifically address best execution, trade aggregation and allocation, and soft dollars), proxy voting, and managing conflicts of interest. Each of the firm’s compliance policies and procedures are designed to meet regulatory standards and industry best practices.

In certain situations, the same portfolio manager(s) responsible for managing one or more hedge funds or offshore funds may also be responsible for managing other accounts (including mutual funds, managed accounts, and separately managed accounts), including the Voya IM Managed Funds. Because portfolio managers typically have a greater economic interest in the performance of hedge funds and offshore funds, there is a potential conflict of interest in managing both these types of funds along with other types of accounts, such as the Voya IM Managed Funds, particularly where such hedge fund entails a long/short strategy. This conflict may be heightened where an account is subject to a performance-based fee. As part of its compliance program, Voya IM has adopted policies and procedures reasonably designed to address the potential conflicts of interest described above. However, there may also be a number of legitimate reasons (investment strategies, risk parameters, cash flows, liquidity needs) why investment decisions for certain funds are not the same or consistent with the decisions made for other accounts.

A potential conflict of interest may arise as a result of the portfolio manager’s responsibility for multiple accounts with similar investment guidelines to the Voya IM Managed Funds. Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager’s accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment.

A portfolio manager may also manage accounts whose objectives and policies differ from those of the Voya IM Managed Funds. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, if an account were to sell a significant position in a security, which could cause the market price of that security to decrease, while a Voya IM Managed Fund maintained its position in that security.

In these situations, it is particularly important that investment decisions be fair and equitable among all accounts over time. The Portfolio Management Conflict Procedures set forth the steps and procedures to be followed with respect to situations where the same portfolio manager is responsible for managing both hedge funds and mutual funds/ETFs, such as the Voya IM Managed Funds. The application and working of these procedures are subject to oversight by the Voya IM Conflicts Committee. The Compliance Department will monitor trading in these situations and bring any issues to the attention of the Voya IM Conflicts Committee and/or Voya IM senior management.

Conflicts of Interest - All Funds

Performance Fees. A Sub-Adviser may enter into performance-based fee arrangements for certain client accounts and funds. Most of these arrangements provide for an asset-based management fee, based on the market value of the account at month end, quarter end, or based on average market value, plus a performance fee based on the portfolio’s net return in excess of a specified benchmark and/or hurdle rate during a designated period of time. The performance is based on both realized and unrealized gains and losses. Some performance fee calculations include a high-water mark, which keeps track of the highest level of performance on which a performance fee has been paid and which must be exceeded in order for an additional performance fee to be assessed. For more detailed information on how performance fees are calculated, please see the applicable private placement memorandum or investment management agreement.

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Side-by-Side Management. “Side-by-side management” refers to a Portfolio Manager’s simultaneous management of multiple types of client accounts/investment products. For example, the Portfolio Managers manage separate accounts, managed accounts/wrap-fee programs, and pooled investment vehicles for clients at the same time. The Portfolio Managers’ clients have a variety of investment objectives, policies, strategies, limitations, and restrictions. Side-by-side management gives rise to a variety of potential and actual conflicts of interest for the Portfolio Managers. Below is a discussion of the conflicts that the Portfolio Managers face when engaging in side-by-side management and how they deal with them. Note that certain of the Sub-Adviser’s employees may also serve as officers or employees of one or more of the Sub-Adviser’s affiliates (“dual officers”). These dual officers undertake investment management duties for the affiliates of which they are officers. When the Portfolio Managers concurrently manage client accounts/ investment products, and in particular when dual officers or dual employees are involved, this presents the same conflicts as described below. Note that Portfolio Managers manage their accounts consistent with applicable laws, and they follow procedures that are reasonably designed to treat clients fairly and to prevent any client or group of clients from being materially favored or disadvantaged.

Conflicts of Interest Relating to Side-by-Side Management of Discretionary and Non-Discretionary Accounts. In limited circumstances, Portfolio Managers may provide to a third party for which they provide non-discretionary advisory services the same model portfolio used to manage certain of the Portfolio Managers’ clients’ accounts. In those cases where Portfolio Managers are implementing the model results for only a portion of the assets affected (for example, only the assets over which Portfolio Managers have discretionary management authority) and therefore, they cannot apply their internal trade allocation procedures, Portfolio Managers will (i) use reasonable efforts to agree on procedures with such non-discretionary clients designed to prevent one group of clients from receiving preferential trading treatment over another group, or (ii) determine that, due to the nature of the assets to be traded or the market on which they are traded, no client would likely be adversely affected if such procedures are not established.

Conflicts of Interest Relating to Performance-Based Fees When Engaging in Side-by-Side Management. Portfolio Managers manage accounts that are charged a performance-based fee and other accounts that are charged a different type of fee, such as a flat asset-based fee. Portfolio Managers have a financial incentive to favor accounts with performance-based fees because they (and such Sub-Adviser’s employees and supervised persons) may have an opportunity to earn greater fees on such accounts as compared to client accounts without performance-based fees. Thus, Portfolio Managers have an incentive to direct their best investment ideas to client accounts that pay performance-based fees, and to allocate, aggregate, or sequence trades in favor of such accounts. Portfolio Managers also have an incentive to give accounts with performance-based fees better execution and better brokerage commissions.

Conflicts of Interest Relating to Accounts with Different Strategies. Portfolio Managers manage numerous accounts with a variety of strategies, which may present conflicts of interest. For example, a long/short position in two client accounts simultaneously can result in a loss to one client based on a decision to take a gain in the other. Taking concurrent conflicting positions in certain derivative instruments can likewise cause a loss to one client and a gain to another. Portfolio Managers may also face conflicts of interest when they have uncovered option strategies and significant positions in illiquid investments in side-by-side accounts.

Conflicts of Interest Relating to the Management of Multiple Client Accounts. Portfolio Managers perform investment advisory services for various clients. Portfolio Managers may give advice and take action in the performance of their duties with respect to any of their other clients which may differ from the advice given, or the timing or nature of action taken, with respect to another client. Portfolio Managers have no obligation to purchase or sell for a client any security or other property which they purchase or sell for their own account or for the account of any other client, if they believe it is undesirable or impractical to take such action. Portfolio Managers may give advice or take action in the performance of their duties with respect to any of their clients which may differ from the advice given, or the timing or nature of action taken, by their affiliates on behalf of their clients.

Conflicts of Interest Relating to Investment in Affiliated Accounts. To the extent permissible under applicable law, the Portfolio Managers may decide to invest some or all of their temporary investments in money market or similar accounts advised or managed by a Sub-Adviser affiliate. In addition, the Portfolio Managers may invest client accounts in affiliated pooled vehicles. The Portfolio Managers have an incentive to allocate investments to these types of affiliated accounts in order to generate additional fees for themselves or their affiliates. In certain instances, Portfolio Managers may enter into revenue sharing arrangements with affiliates where they may receive a portion of the fee, or bill the full fee to the client and reimburse the affiliate. Portfolio Managers may also enter into wholesale arrangements with affiliates where they receive only a portion of the client fee. For certain accounts with affiliates, some of the fees, such as custody fees, may be waived or rebated.

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Conflicts of Interest Relating to the Discretion to Redeem from and Invest in Pooled Investment Vehicles. The Portfolio Manager’s clients may give them discretion to allocate client assets to, and/or redeem client assets from, certain pooled investment vehicles they manage or sub-advise. Sometimes, such discretionary authority is restricted by asset allocation parameters which may limit the Portfolio Manager’s discretion to allocate to a percentage range of the value of a client’s account. When a client grants Portfolio Managers that discretion, a conflict could arise with respect to such client, and also with respect to other investors in such pooled investment vehicle. The Portfolio Managers may, for example, have an incentive to maintain a larger percentage of a client’s assets in a fund in order for such assets to act as seed capital, to increase the fund’s assets under management and thus, to make investment by other investors more attractive, or to maintain the continuity of a performance record if the client is the sole remaining investor. Likewise, as the manager or sub-adviser, they will have information that investors will not have about the investments held by a fund and about other investors’ intentions to invest or redeem. Such information could potentially be used to favor one investor over another.

Conflicts of Interest Relating to “Proprietary Accounts.” The Portfolio Managers and a Sub-Adviser’s existing and future employees may from time to time invest in products managed by the Sub-Adviser and they or related persons may establish “seeded” funds or accounts for the purpose of developing new investment strategies and products (collectively, “Proprietary Accounts”). Investments by a Sub-Adviser or its employees in Proprietary Accounts that invest in the same securities as other client accounts may create conflicts of interest. Portfolio Managers have an incentive to favor these Proprietary Accounts by directing their best investment ideas to these accounts or allocating, aggregating, or sequencing trades in favor of such accounts, to the disadvantage of other accounts. Portfolio Managers also have an incentive to dedicate more time and attention to their Proprietary Accounts and to give them better execution and brokerage commissions than their other client accounts. The Portfolio Managers may also waive fees for Proprietary Accounts or for certain affiliated persons who invest in such Proprietary Accounts.

Valuations. A majority of a Sub-Adviser’s fees are based on the valuations provided by clients’ custodians or pooled accounts’ administrators. However, a conflict of interest may arise in overseeing the valuation of investments in the limited situations where the Sub-Adviser is involved in the determination of the valuation of an investment. In such circumstances, the Sub-Adviser requires, to the extent possible, pricing from an independent third-party pricing vendor. If vendor pricing is unavailable, the Sub-Adviser then looks to other observable inputs for the valuations. In the event that a vendor price or other observable inputs are unavailable or deemed unreliable, the Sub-Adviser has established a Securities Pricing Committee to make a reasonable determination of a security’s fair value.

Other Conflicts of Interest. As noted previously, Portfolio Managers manage numerous accounts with a variety of interests. This necessarily creates potential conflicts of interest for the Portfolio Managers. For example, Portfolio Managers may cause multiple accounts to invest in the same investment. Such accounts may have conflicting interests and objectives in connection with such investment, including differing views on the operations or activities of the portfolio company, the targeted returns for the transaction, and the timeframe for and method of exiting the investment. Conflicts may also arise in cases where multiple Sub-Adviser and/or affiliate client accounts are invested in different parts of an issuer’s capital structure. For example, one of the Portfolio Manager’s client accounts could acquire debt obligations of a company while an affiliate’s client account acquires an equity investment. In negotiating the terms and conditions of any such investments, Portfolio Managers may find that the interests of the debt-holding client accounts and the equity-holding client accounts may conflict. If that issuer encounters financial problems, decisions over the terms of the workout could raise conflicts of interest (including, for example, conflicts over proposed waivers and amendments to debt covenants). For example, debt holding accounts may be better served by a liquidation of an issuer in which it could be paid in full, while equity holding accounts might prefer a reorganization of the issuer that would have the potential to retain value for the equity holders. As another example, holders of an issuer’s senior securities may be able to act to direct cash flows away from junior security holders, and both the junior and senior security holders may be the Sub-Adviser’s client accounts. Any of the foregoing conflicts of interest will be discussed and resolved on a case-by-case basis. Any such discussions will factor in the interests of the relevant parties and applicable laws.

Addressing Conflicts of Interest. Portfolio Managers have a fiduciary duty to manage all client accounts in a fair and equitable manner. To accomplish this, each Sub-Adviser has adopted various policies and procedures (including some or all of the following policies: trading operations, best execution, trade order aggregation and allocation, short sales, cross-trading, code of conduct, personal securities trading, and purchases of securities from affiliated underwriters). These procedures are intended to help employees identify and mitigate potential side-by-side conflicts of interest such as those described above. Each Sub-Adviser has also developed a conflicts matrix listing potential side-by-side conflicts, the compliance policies and procedures reasonably designed to mitigate such potential conflicts of interest and the corresponding compliance testing program established with the goal of confirming the Sub-Adviser’s adherence to such policies and procedures.

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Codes of Ethics. The Trust and the Advisers have each adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Advisers Act, where applicable. Each Code of Ethics permits personnel subject to that Code of Ethics to invest in securities for their personal investment accounts, subject to certain limitations, including securities that may be purchased or held by the Funds. Each Code of Ethics is on public file with, and is available from, the EDGAR Database on the SEC’s internet site at http://www.sec.gov, and copies of these codes of ethics may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov. The Distributor relies on the principal underwriters exception under Rule 17j-1(c)(3), specifically where the Distributor is not affiliated with the Trust or the Advisers, and no officer, director, or general partner of the Distributor serves as an officer, director, or general partner of the Trust or the Advisers.

Administrator, Custodian, Transfer Agent, and Securities Lending Agent. BNY serves as administrator, custodian, transfer agent, and securities lending agent for the Funds. BNY also serves as custodian for the WisdomTree Subsidiary and provides related administrative and fund accounting services in support of the WisdomTree Subsidiary’s operations. BNY’s principal address is 240 Greenwich Street, New York, New York 10286. Pursuant to the Fund Administration and Accounting Agreement between the Trust and BNY, BNY provides certain administrative, valuation, tax, financial reporting, and other related services for the maintenance and operations of the Trust and each Fund. Pursuant to the Custody Agreement between the Trust and BNY, BNY serves as the primary custodian for each Fund’s assets, including assets held outside the United States, and provides certain other fund accounting and related services. BNY is required, upon the instruction of a Fund, to deliver securities held by BNY and to make payments for securities purchased by the Fund. Pursuant to a Foreign Custody Manager Agreement, BNY is authorized to appoint certain foreign custodians and foreign custody managers for Fund investments held outside the United States. Prior to November 25, 2024, State Street Bank and Trust Company (“State Street”) served as the custodian of the Funds’ assets and continues to maintain custody of certain assets for certain WisdomTree Funds in Russia that are subject to U.S. and international sanctions and related restrictions following the February 2022 invasion of Ukraine by the Russian Federation.

Pursuant to the Transfer Agency and Service Agreement with the Trust, BNY serves as transfer agent for the authorized and issued shares of beneficial interest for the Funds, and as dividend disbursing agent of the Trust. As compensation for the foregoing services, BNY receives certain out-of-pocket costs, transaction fees, and asset-based fees which are accrued daily and paid monthly.

BNY also serves as the Funds’ securities lending agent pursuant to the securities lending agreement described below. As compensation for providing securities lending services, BNY receives a portion of the revenue generated from the Funds’ securities lending activities. With respect to the foregoing agreements, the Trust has agreed to a limitation of liability for BNY and/or to indemnify BNY for certain liabilities.

Securities Lending Activities. BNY serves as securities lending agent to the Trust. As securities lending agent, BNY is responsible for the implementation and administration of the securities lending program pursuant to the Securities Lending Authorization Agreement (the “Securities Lending Agreement”). BNY acts as agent to the Trust to lend available securities with any person on its list of approved borrowers, including BNY and any affiliate thereof. BNY determines whether a loan shall be made and negotiates and establishes the terms and conditions of the loan with the borrower. BNY ensures that all substitute interest, dividends, and other distributions paid with respect to loan securities is credited to the applicable Fund’s relevant account on the date such amounts are delivered by the borrower to BNY. BNY receives and holds, on the Fund’s behalf, collateral from borrowers to secure obligations of borrowers with respect to any loan of available securities. BNY marks loaned securities and collateral to their market value each business day based upon the market value of the collateral and loaned securities at the close of business employing the most recently available pricing information and receives and delivers collateral to maintain the value of the collateral at no less than 100% of the market value (plus accrued interest) of the loaned securities. At the termination of the loan, BNY returns the collateral to the borrower upon the return of the loaned securities to BNY. BNY invests cash collateral in accordance with the Securities Lending Agreement. BNY maintains such records as are reasonably necessary to account for loans that are made and the income derived therefrom and makes available to the Funds a monthly statement describing the loans made, and the income derived from the loans, during the period. BNY performs compliance monitoring and testing of the securities lending program.

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For the fiscal year ended March 31, 2025, the dollar amounts of gross and net income from securities lending activities received and the related fees and/or compensation paid by each applicable Fund to its securities lending agent were as follows:

		Fees and/or compensation for securities lending activities and related services
Fund	Gross income from securities lending activities	Fees paid to securities lending agents from a revenue split[1]	Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	Administrative fees not included in revenue split	Indemnification fee not included in revenue split	Borrower Rebates	Other fees not included in revenue split (specify)	Aggregate fees/ compensation for securities lending activities	Net income from securities lending activities
U.S. Total Dividend Fund	$235,203	$30,850	n/a	n/a	n/a	$24,224	n/a	$55,074	$180,129
U.S. High Dividend Fund	$72,086	$10,216	n/a	n/a	n/a	$3,990	n/a	$14,206	$57,880
U.S. AI Enhanced Value Fund	$347,939	$49,453	n/a	n/a	n/a	$18,268	n/a	$67,721	$280,218
U.S. LargeCap Dividend Fund	$661,181	$95,231	n/a	n/a	n/a	$6,313	n/a	$101,544	$559,637
U.S. MidCap Dividend Fund	$688,256	$44,250	n/a	n/a	n/a	$393,636	n/a	$437,886	$250,370
U.S. SmallCap Dividend Fund	$953,046	$108,910	n/a	n/a	n/a	$227,067	n/a	$335,977	$617,069
U.S. Value Fund	$18,783	$911	n/a	n/a	n/a	$12,721	n/a	$13,632	$5,151
U.S. Quality Dividend Growth Fund	$159,378	$10,881	n/a	n/a	n/a	$87,067	n/a	$97,948	$61,430
U.S. SmallCap Quality Dividend Growth Fund	$125,064	$5,669	n/a	n/a	n/a	$87,263	n/a	$92,932	$32,132
U.S. LargeCap Fund	$101,203	$13,958	n/a	n/a	n/a	$4,578	n/a	$18,536	$82,667
U.S. MidCap Fund	$237,241	$11,277	n/a	n/a	n/a	$162,052	n/a	$173,329	$63,912
U.S. SmallCap Fund	$406,739	$30,898	n/a	n/a	n/a	$199,701	n/a	$230,599	$176,140
U.S. Multifactor Fund	$31,918	$26,206	n/a	n/a	n/a	$(142,843)	n/a	$(116,637)	$148,555
U.S. Quality Growth Fund	$3,552	$518	n/a	n/a	n/a	$124	n/a	$642	$2,910

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		Fees and/or compensation for securities lending activities and related services
Fund	Gross income from securities lending activities	Fees paid to securities lending agents from a revenue split*	Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	Administrative fees not included in revenue split	Indemnification fee not included in revenue split	Borrower Rebates	Other fees not included in revenue split (specify)	Aggregate fees/ compensation for securities lending activities	Net income from securities lending activities
U.S. MidCap Quality Growth Fund	$5,579	$789	n/a	n/a	n/a	$316	n/a	$1,105	$4,474
U.S. SmallCap Quality Growth Fund	$3,155	$138	n/a	n/a	n/a	$1,989	n/a	$2,127	$1,028
International Equity Fund	$1,092,666	$18,624	n/a	n/a	n/a	$969,566	n/a	$988,190	$104,476
International High Dividend Fund	$684,896	$14,152	n/a	n/a	n/a	$591,374	n/a	$605,526	$79,370
International LargeCap Dividend Fund	$1,016,100	$15,975	n/a	n/a	n/a	$910,671	n/a	$926,646	$89,454
International MidCap Dividend Fund	$494,024	$6,398	n/a	n/a	n/a	$451,314	n/a	$457,712	$36,312
International SmallCap Dividend Fund	$2,134,912	$57,172	n/a	n/a	n/a	$1,733,669	n/a	$1,790,841	$344,071
International AI Enhanced Value Fund	$68,291	$1,728	n/a	n/a	n/a	$56,362	n/a	$58,090	$10,201
International Quality Dividend Growth Fund	$734,384	$20,075	n/a	n/a	n/a	$601,137	n/a	$621,212	$113,172
International Multifactor Fund	$64,778	$1,119	n/a	n/a	n/a	$57,336	n/a	$58,455	$6,323
Europe Quality Dividend Growth Fund	$48,517	$1,062	n/a	n/a	n/a	$41,445	n/a	$42,507	$6,010

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		Fees and/or compensation for securities lending activities and related services
Fund	Gross income from securities lending activities	Fees paid to securities lending agents from a revenue split*	Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	Administrative fees not included in revenue split	Indemnification fee not included in revenue split	Borrower Rebates	Other fees not included in revenue split (specify)	Aggregate fees/ compensation for securities lending activities	Net income from securities lending activities
Europe SmallCap Dividend Fund	$537,440	$13,005	n/a	n/a	n/a	$451,957	n/a	$464,962	$72,478
Japan SmallCap Dividend Fund	$421,833	$16,819	n/a	n/a	n/a	$314,747	n/a	$331,566	$90,267
Japan Hedged Equity Fund	$6,526,851	$90,914	n/a	n/a	n/a	$5,926,189	n/a	$6,017,103	$509,748
Japan Opportunities Fund	$147,371	$5,360	n/a	n/a	n/a	$112,879	n/a	$118,239	$29,132
Europe Hedged Equity Fund	$6,074,240	$71,297	n/a	n/a	n/a	$5,599,621	n/a	$5,670,918	$403,322
European Opportunities Fund	$161,699	$2,640	n/a	n/a	n/a	$144,289	n/a	$146,929	$14,770
International Hedged Quality Dividend Growth Fund	$3,369,327	$55,455	n/a	n/a	n/a	$3,006,679	n/a	$3,062,134	$307,193
India Hedged Equity Fund[2]	$ -	$ -	n/a	n/a	n/a	$ -	n/a	$ -	$ -
Global High Dividend Fund	$153,569	$2,945	n/a	n/a	n/a	$134,746	n/a	$137,691	$15,878
Global ex-U.S. Quality Dividend Growth Fund	$855,639	$17,838	n/a	n/a	n/a	$738,402	n/a	$756,240	$99,399
New Economy Real Estate Fund	$65,870	$532	n/a	n/a	n/a	$62,329	n/a	$62,861	$3,009

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		Fees and/or compensation for securities lending activities and related services
Fund	Gross income from securities lending activities	Fees paid to securities lending agents from a revenue split*	Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	Administrative fees not included in revenue split	Indemnification fee not included in revenue split	Borrower Rebates	Other fees not included in revenue split (specify)	Aggregate fees/ compensation for securities lending activities	Net income from securities lending activities
Emerging Markets High Dividend Fund	$2,369,882	$283,519	n/a	n/a	n/a	$666,710	n/a	$950,229	$1,419,653
Emerging Markets SmallCap Dividend Fund	$6,488,965	$876,301	n/a	n/a	n/a	$947,097	n/a	$1,823,398	$4,665,567
Emerging Markets Quality Dividend Growth Fund	$41,656	$2,547	n/a	n/a	n/a	$25,802	n/a	$28,349	$13,307
Emerging Markets Multifactor Fund	$3,373	$357	n/a	n/a	n/a	$989	n/a	$1,346	$2,027
Emerging Markets ex-State-Owned Enterprises Fund	$1,200,851	$80,514	n/a	n/a	n/a	$712,583	n/a	$793,097	$407,754
India Earnings Fund[2]	$ -	$ -	n/a	n/a	n/a	$ -	n/a	$ -	$ -
China ex-State-Owned Enterprises Fund	$307,437	$39,365	n/a	n/a	n/a	$65,111	n/a	$104,476	$202,961

[1]	Prior to November 25, 2024, State Street served as the securities lending agent to the Trust pursuant to a Securities Lending Authorization Agreement between the Trust and State Street. For the period from April 1, 2024 to November 25, 2024, the Funds paid State Street $1,881,994 from a revenue split. For the period from November 25, 2024 to March 31, 2025, the Funds paid BNY $253,874 from a revenue split.
[2]	The Fund did not engage in securities lending activity during the fiscal year ended March 31, 2025.

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Distributor. Foreside Fund Services, LLC, a wholly-owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as Distributor for the Trust and its principal address is 190 Middle Street, Suite 301, Portland, Maine 04101. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes shares of each Fund.

Shares are continuously offered for sale by the Funds through the Distributor only in Creation Unit Aggregations, as described in the applicable Prospectus and below in the Creation and Redemption of Creation Unit Aggregations section. Shares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the applicable Prospectus and, upon request, this SAI to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Exchange Act and a member of the Financial Industry Regulatory Authority (“FINRA”). The Distributor is not affiliated with WisdomTree, WisdomTree Asset Management, or any stock exchange.

The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Unit Aggregations of shares. Such Soliciting Dealers may also be Authorized Participants (as defined below) or DTC Participants (as defined below).

The Distribution Agreement, with respect to each Fund, continues from year to year, provided such continuance is approved annually (i) by vote of the Board of Trustees or by the vote of a majority of the outstanding voting securities of the relevant Fund and (ii) by vote of a majority of the Independent Trustees in accordance with the requirements of the 1940 Act. The Distribution Agreement may be terminated at any time, without penalty, as to the relevant Fund, (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the relevant Fund, or by the Distributor, on at least sixty (60) days prior notice. The Distribution Agreement will terminate automatically without the payment of any penalty in the event of its “assignment” (as defined in the 1940 Act).

Counsel. Morgan, Lewis & Bockius LLP, with offices located at 1111 Pennsylvania Avenue, NW, Washington, DC 20004, serves as legal counsel to the Trust.

Independent Registered Public Accounting Firm. Ernst & Young LLP, with offices located at 1 Manhattan West, 395 9th Avenue, New York, New York 10001, serves as the independent registered public accounting firm to the Trust.

Intermediary Compensation. WisdomTree Asset Management or its affiliates, out of their own resources and not out of Fund assets (i.e., without additional cost to a Fund or its shareholders), may pay or otherwise assist certain broker-dealers, registered investment advisers, banks, and other financial intermediaries and platforms (“Intermediaries”) for certain activities and/or services related to the Funds, other WisdomTree Funds and/or model portfolios that include WisdomTree Funds, including for making WisdomTree Funds available such as without a commission or transaction fee (or to otherwise offset such commissions or fees), for participation in activities that are designed to make Intermediaries and investors more knowledgeable about exchange-traded products, including the Funds, for other activities, such as marketing and educational training or support (such as through conferences, webinars, and printed communications), for data, for platform development and/or access, for technology support, for co-marketing and cross-promotional efforts, or to otherwise facilitate education, relationships and/or investment. Payments made pursuant to such arrangements are expected to vary in any year, can be different for different Intermediaries and third parties, and can be subject to certain minimum payment levels. Any such payments or other consideration are not reflected in the fees and expenses listed in the fees and expenses sections of the Funds’ Prospectuses and they do not change the price paid by investors for the purchase of the Funds’ shares or the amount received by a shareholder as proceeds from the redemption of Fund shares. Information regarding certain Intermediaries receiving such payments can be found by visiting www.wisdomtree.com/investments.

WisdomTree Asset Management periodically assesses the advisability of continuing to make these payments. Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your adviser, broker, or other investment professional, if any, may also be significant to such adviser, broker, or investment professional. Because an Intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the Intermediary and its clients. For example, these financial incentives may cause the Intermediary to recommend the Fund over other investments. The same conflict of interest exists with respect to your financial adviser, broker, or investment professionals if he or she receives similar payments from his or her Intermediary firm.

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WisdomTree Asset Management or its affiliates intend to engage with, and make payments to, other Intermediaries and third parties in the future. Please contact your adviser, broker, other investment professional, or other type of Intermediary and ask whether they have any such arrangements with WisdomTree Asset Management or its affiliates and/or to receive more information regarding any payments such firm may receive. Any payments made by WisdomTree Asset Management or its affiliates to an Intermediary may create the incentive for an Intermediary to encourage customers to buy shares of WisdomTree Funds.

If you have any additional questions, please call 1-866-909-9473.

BROKERAGE TRANSACTIONS

Each Sub-Adviser assumes general supervision over placing orders for the purchase and sale of portfolio securities on behalf of each Fund that it sub-advises. In selecting the brokers or dealers for any transaction in portfolio securities, the Sub-Adviser’s policy is to make such selection based on factors deemed relevant, including but not limited to, the breadth of the market in the security; the price of the security; the reasonableness of the commission or mark-up or mark-down, if any; execution capability; settlement capability; back office efficiency; and the financial condition of the broker or dealer, both for the specific transaction and on a continuing basis. The overall reasonableness of brokerage commissions paid is evaluated by the Sub-Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Brokers may also be selected because of their ability to handle special or difficult executions, such as being involved in large block trades, less liquid or foreign securities, broad distributions, or other circumstances. The Sub-Adviser does not consider the provision or value of research, products, or services a broker or dealer may provide, if any, as a factor in the selection of a broker or dealer or the determination of the reasonableness of commissions paid in connection with portfolio transactions. The Trust has adopted policies and procedures that prohibit the consideration of sales of a Fund’s shares as a factor in the selection of a broker or a dealer to execute its portfolio transactions. To the extent creation or redemption transactions are conducted on a cash or “cash in lieu” basis, a Fund may contemporaneously transact with broker-dealers for the purchase or sale of portfolio securities in connection with such transactions (see “Creation and Redemption of Creation Unit Aggregations” herein). Such orders may be placed with an Authorized Participant in its capacity as broker-dealer or with an affiliated broker-dealer of such Authorized Participant.

Brokerage Commissions

The table below sets forth the brokerage commissions paid by each Fund for the fiscal years or periods ended March 31, 2023, 2024, and 2025. Unless otherwise specified, increases or decreases in brokerage commissions are generally due to increases/decreases in transaction activity related to periodic portfolio rebalances or from increases/decreases in portfolio transaction volumes from creations/redemptions of Fund shares.

Fund	Commissions Paid for Fiscal Year Ended March 31, 2023	Commissions Paid for Fiscal Year Ended March 31, 2024	Commissions Paid for Fiscal Year Ended March 31, 2025
U.S. Total Dividend Fund	$31,618	$30,281	$18,383
U.S. High Dividend Fund	112,784	91,692	41,378
U.S. AI Enhanced Value Fund	858,791	256,827	246,303
U.S. LargeCap Dividend Fund	89,480	86,927	43,360
U.S. MidCap Dividend Fund	233,309	166,037	98,455
U.S. SmallCap Dividend Fund	201,548	196,808	120,421
U.S. Value Fund	7,047	9,012	47,393
U.S. Quality Dividend Growth Fund	199,105	270,792	245,065
U.S. SmallCap Quality Dividend Growth Fund	23,394	33,128	28,068
U.S. LargeCap Fund	10,934	11,196	8,019
U.S. MidCap Fund	55,387	51,231	37,794
U.S. SmallCap Fund	154,491	163,412	83,588
U.S. Multifactor Fund	22,664	26,268	27,922

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Fund	Commissions Paid for Fiscal Year Ended March 31, 2023	Commissions Paid for Fiscal Year Ended March 31, 2024	Commissions Paid for Fiscal Year Ended March 31, 2025
U.S. Quality Growth Fund	2	966	5,199
U.S. MidCap Quality Growth Fund[1]	-	96	81
U.S. SmallCap Quality Growth Fund[1]	-	214	683
International Equity Fund	107,219	67,964	75,781
International High Dividend Fund	67,729	77,072	79,161
International LargeCap Dividend Fund	74,514	62,008	59,669
International MidCap Dividend Fund	35,677	23,846	22,092
International SmallCap Dividend Fund	493,333	227,161	221,176
International AI Enhanced Value Fund	217,878	98,247	83,684
International Quality Dividend Growth Fund	170,373	239,049	317,821
International Multifactor Fund	16,529	19,660	13,307
Europe Quality Dividend Growth Fund	18,576	11,420	10,235
Europe SmallCap Dividend Fund	78,649	41,525	41,518
Japan SmallCap Dividend Fund	30,655	32,293	35,566
Japan Hedged Equity Fund	459,815	494,883	754,231
Japan Opportunities Fund	6,963	11,407	16,086
Europe Hedged Equity Fund	426,144	202,693	292,016
European Opportunities Fund	14,381	7,159	8,486
International Hedged Quality Dividend Growth Fund	775,596	550,154	1,420,400
India Hedged Equity Fund[2]	-	-	79,539
Global High Dividend Fund	33,409	24,330	29,985
Global ex-U.S. Quality Dividend Growth Fund	374,756	318,050	352,762
New Economy Real Estate Fund	18,395	1,082	473
Emerging Markets High Dividend Fund	1,370,998	1,729,783	2,278,877
Emerging Markets SmallCap Dividend Fund	2,035,510	2,077,284	1,670,019
Emerging Markets Quality Dividend Growth Fund	52,693	107,935	110,776
Emerging Markets Multifactor Fund	3,590	19,752	96,782
Emerging Markets ex-State-Owned Enterprises Fund	1,354,452	1,009,560	648,119
India Earnings Fund	652,602	2,054,002	1,138,098
China ex-State-Owned Enterprises Fund	352,550	201,658	96,840

[1]	The Fund commenced operations on January 25, 2024 and, therefore, did not pay any brokerage commissions for the fiscal year ended March 31, 2023.
[2]	The Fund commenced operations on May 9, 2024 and, therefore, did not pay any brokerage commissions for the fiscal years ended March 31, 2023 and March 31, 2024.

Affiliated Brokers

During the fiscal year ended March 31, 2025, the Funds did not pay any commissions to any affiliated brokers.

Regular Broker-Dealers

The following table lists each Fund’s investments in the securities of its regular brokers or dealers (as defined in the 1940 Act) or of their parents during the fiscal year ended March 31, 2025, the name of each such broker or dealer and the value of each Fund’s aggregate holdings of the securities of each issuer as of March 31, 2025.

Fund	Broker or Dealer	Aggregate Value of Holdings as of March 31, 2025
U.S. Total Dividend Fund	JP Morgan Chase & Co.	$41,611,466
	Bank of America Corp.	$14,411,414

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Fund	Broker or Dealer	Aggregate Value of Holdings as of March 31, 2025
	Morgan Stanley	$10,613,937
	CitiGroup, Inc.	$8,459,381
	Goldman Sachs Group, Inc.	$6,659,821
U.S. High Dividend Fund	CitiGroup, Inc.	$20,088,750
U.S. AI Enhanced Value Fund	None	$0
U.S. LargeCap Dividend Fund	JP Morgan Chase & Co.	$167,379,719
	Bank of America Corp.	$57,864,863
	Morgan Stanley	$42,415,262
	CitiGroup, Inc.	$33,614,049
	Goldman Sachs Group, Inc.	$26,722,322
U.S. MidCap Dividend Fund	None	$0
U.S. SmallCap Dividend Fund	Virtu Financial	$8,233,958
U.S. Value Fund	Morgan Stanley	$9,131,178
	Bank of America Corp.	$3,420,858
	JP Morgan Chase & Co.	$2,984,320
U.S. Quality Dividend Growth Fund	CitiGroup, Inc.	$222,274,943
U.S. SmallCap Quality Dividend Growth Fund	None	$0
U.S. LargeCap Fund	JP Morgan Chase & Co.	$26,498,533
	Bank of America Corp.	$10,015,576
	Goldman Sachs Group, Inc.	$5,058,645
	Morgan Stanley	$4,767,020
U.S. MidCap Fund	None	$0
U.S. SmallCap Fund	Virtu Financial	$2,000,614
U.S. Multifactor Fund	None	$0
U.S. Quality Growth Fund	None	$0
U.S. MidCap Quality Growth Fund	None	$0
U.S. SmallCap Quality Growth Fund	Virtu Financial	$34,956
International Equity Fund	UBS Group AG	$1,167,885
	HSBC Holdings PLC	$13,321,994
	Macquaire Group Ltd.	$683,752
International High Dividend Fund	HSBC Holdings PLC	$17,030,385
International LargeCap Dividend Fund	HSBC Holdings PLC	$18,855,872
	UBS Group AG	$1,363,347
International MidCap Dividend Fund	None	$0
International SmallCap Dividend Fund	None	$0
International AI Enhanced Value Fund	None	$0
International Quality Dividend Growth Fund	UBS Group AG	$19,527,163
International Multifactor Fund	HSBC Holdings PLC	$209,332
Europe Quality Dividend Growth Fund	UBS Group AG	$1,036,594
Europe SmallCap Dividend Fund	None	$0
Japan SmallCap Dividend Fund	None	$0
Japan Hedged Equity Fund	Mizuho Finanical Group	$90,661,657
Japan Opportunities Fund	None	$0
Europe Hedged Equity Fund	None	$0
European Opportunities Fund	None	$0
International Hedged Quality Dividend Growth Fund	UBS Group AG	$74,121,051
India Hedged Equity Fund	None	$0
Global High Dividend Fund	HSBC Holdings PLC	$2,597,309
	CitiGroup, Inc.	$686,047
	Morgan Stanley	$913,293

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Fund	Broker or Dealer	Aggregate Value of Holdings as of March 31, 2025
Global ex-U.S. Quality Dividend Growth Fund	None	$0
New Economy Real Estate Fund	None	$0
Emerging Markets High Dividend Fund	None	$0
Emerging Markets SmallCap Dividend Fund	None	$0
Emerging Markets Quality Dividend Growth Fund	None	$0
Emerging Markets Multifactor Fund	None	$0
Emerging Markets ex-State-Owned Enterprises Fund	None	$0
India Earnings Fund	None	$0
China ex-State-Owned Enterprises Fund	None	$0

Portfolio Turnover

Portfolio turnover rates for each Fund are disclosed in each Fund’s Prospectus. Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses and may result in a substantial amount of distributions from a Fund to be taxed as ordinary income which may limit the tax efficiency of such Fund. The overall reasonableness of brokerage commissions is evaluated by each Sub-Adviser based upon its knowledge of available information as to the general level of commissions paid by the other institutional investors for comparable services.

The table below sets forth the portfolio turnover rates of each Fund for the fiscal years or periods ended March 31, 2024 and March 31, 2025.

Fund	Portfolio Turnover Rate for Fiscal Year Ended March 31, 2024	Portfolio Turnover Rate for Fiscal Year Ended March 31, 2025
U.S. Total Dividend Fund	15%	17%
U.S. High Dividend Fund	30	38
U.S. AI Enhanced Value Fund	127	125
U.S. LargeCap Dividend Fund	15	16
U.S. MidCap Dividend Fund	26	27
U.S. SmallCap Dividend Fund	33	28
U.S. Quality Dividend Growth Fund	25	35
U.S. SmallCap Quality Dividend Growth Fund	51	56
U.S. Value Fund	64	105
U.S. LargeCap Fund	14	16
U.S. MidCap Fund	32	40
U.S. SmallCap Fund	47	51
U.S. Multifactor Fund	115	109
U.S. Quality Growth Fund	27	21
U.S. MidCap Quality Growth Fund	0[1]	50
U.S. SmallCap Quality Growth Fund	1[1]	74
International Equity Fund	22	27
International High Dividend Fund	39	46
International LargeCap Dividend Fund	24	23
International MidCap Dividend Fund	36	34
International SmallCap Dividend Fund	36	41
International AI Enhanced Value Fund	138	130
International Quality Dividend Growth Fund	49	48
International Multifactor Fund	121	99
Europe Quality Dividend Growth Fund	35	35

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Fund	Portfolio Turnover Rate for Fiscal Year Ended March 31, 2024	Portfolio Turnover Rate for Fiscal Year Ended March 31, 2025
Europe SmallCap Dividend Fund	41	54
Japan SmallCap Dividend Fund	28	29
Japan Hedged Equity Fund	32	36
Japan Opportunities Fund	46	45
Europe Hedged Equity Fund	30	35
European Opportunities Fund	32	37
International Hedged Quality Dividend Growth Fund	57	52
India Hedged Equity Fund[2]	n/a	138[3]
Global High Dividend Fund	41	49
Global ex-U.S. Quality Dividend Growth Fund	66	62
New Economy Real Estate Fund	20	15
Emerging Markets High Dividend Fund	42	52
Emerging Markets SmallCap Dividend Fund	51	34
Emerging Markets Quality Dividend Growth Fund	55	50
Emerging Markets Multifactor Fund	112	124
Emerging Markets ex-State-Owned Enterprises Fund	31	18
India Earnings Fund	29	30
China ex-State-Owned Enterprises Fund	33	28

[1]	For the period January 25, 2024 (commencement of operations) through March 31, 2024.
[2]	The Fund commenced operations on May 9, 2024, so it did not have any portfolio turnover for the fiscal year ending March 31, 2024.
[3]	For the period May 9, 2024 (commencement of operations) through March 31, 2025.

ADDITIONAL INFORMATION CONCERNING THE TRUST

Shares. The Trust was established as a Delaware statutory trust on December 15, 2005, and consists of multiple series or “funds.” Each Fund issues shares of beneficial interest, with $0.001 par value. The Board may establish additional funds. The Trust is registered with the SEC as an open-end management investment company.

Each share issued by a Fund has a pro rata interest in the assets of that Fund. Shares have no preemptive, exchange, subscription, or conversion rights, and are freely transferable. Each share is entitled to participate equally in dividends and distributions declared by the Board with respect to the relevant Fund, and in the net distributable assets of such Fund on liquidation.

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds within the Trust vote together as a single class except that if the matter being voted on affects only a particular fund or if a matter affects a particular fund differently from other funds, that fund will vote separately on such matter.

Under Delaware law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All shares (regardless of the fund) have non-cumulative voting rights for the Board. Under Delaware law, Trustees of the Trust may be removed by vote of the shareholders.

Following the creation of the initial Creation Unit Aggregation(s) of shares of a Fund and immediately prior to the commencement of trading in such Fund’s shares, a holder of shares may be a “control person” of the Fund, as defined in the 1940 Act. A Fund cannot accurately predict the length of time for which one or more shareholders may remain a control person or persons of the Fund.

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Shareholders may make inquiries by writing to the Trust, c/o Foreside Fund Services, LLC, 190 Middle Street, Suite 301, Portland, Maine 04101.

Absent an applicable exemption or other relief from the SEC or its staff, beneficial owners of more than 5% of the shares of a Fund may be subject to the reporting provisions of Section 13 of the Exchange Act and the SEC’s rules promulgated thereunder. In addition, absent an applicable exemption or other relief from the SEC staff, officers and Trustees of a Fund and beneficial owners of 10% of the shares of a Fund (“Insiders”) may be subject to the insider reporting, short-swing profit, and short-sale provisions of Section 16 of the Exchange Act and the SEC’s rules promulgated thereunder. Beneficial owners and Insiders should consult with their own legal counsel concerning their obligations under Sections 13 and 16 of the Exchange Act.

Termination of the Trust or a Fund. The Trust or a Fund may be terminated by a majority vote of the Board or the affirmative vote of a super-majority of the holders of the Trust or the Fund entitled to vote on termination. Although the shares are not automatically redeemable upon the occurrence of any specific event, the Trust’s organizational documents provide that the Board will have the unrestricted power to alter the number of shares in a Creation Unit Aggregation. In the event of a termination of the Trust or a Fund, the Board, in its sole discretion, could determine to permit the shares to be redeemable in aggregations smaller than Creation Unit Aggregations or to be individually redeemable. In such circumstances, the Trust may make redemptions in-kind, for cash, or for a combination of cash and securities.

Role of the Depositary Trust Company (“DTC”). DTC acts as Securities Depository for the shares of the Trust. Shares of each Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities’ certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of which (and/or their representatives) own DTC. More specifically, DTC is owned by a number of DTC Participants and by the New York Stock Exchange (“NYSE”) and FINRA. Access to the DTC system also is available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”).

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares. No Beneficial Owner shall have the right to receive a certificate representing such shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of each Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement, or other communication, in such form and number and at such place as such DTC Participant may reasonably request, in order that such notice, statement, or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements. The foregoing processes may be conducted by the Trust via a third party.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the Trust. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of each Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

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The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising, or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may decide to discontinue its service with respect to shares of the Trust at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

Creation. The Trust issues and sells shares of each Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt, on any Business Day, of an order in proper form.

Fund Deposit. The consideration for purchase of Creation Unit Aggregations of a Fund generally consists of the in-kind deposit of a portfolio of equity securities (the “Deposit Securities”) and/or an amount of cash denominated in U.S. dollars (the “Cash Component”) computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of any Fund.

A Fund or the Advisers may permit or require the submission of a basket of securities and other instruments, or cash denominated in U.S. dollars that differs from the composition of the published basket(s). A Fund or the Advisers may permit or require the consideration for Creation Unit Aggregations to consist solely of cash. A Fund or the Advisers reserve the right to permit or require the substitution of an amount of cash denominated in U.S. dollars or non U.S. currency (i.e., a “cash in lieu” amount) to be added, at its discretion, to the Cash Component to replace any Deposit Security. For example, cash may be substituted to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below). The Trust or the Advisers reserve the right to permit or require a “cash in lieu” amount where the delivery of the Deposit Security by the Authorized Participant (as described below) would be prohibited or restricted under applicable securities laws, or in certain other situations at the sole discretion of the Trust.

The portion of the Cash Component that does not serve to replace a Deposit Security is sometimes also referred to as the “Balancing Amount.” The Balancing Amount is an amount equal to the difference between the NAV of the shares (per Creation Unit Aggregation) and the value of Deposit Securities. If the Balancing Amount is a positive number, the Authorized Participant will deliver the Balancing Amount. If the Balancing Amount is a negative number, the Authorized Participant will receive the Balancing Amount. The Balancing Amount does not include any stamp duty tax or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities. These are the sole responsibility of the Authorized Participant.

Each Fund, through the NSCC, makes available on each Business Day, immediately prior to the opening of business on the applicable Listing Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security and/or applicable Cash Component that may be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund.

Such Deposit Securities are applicable, subject to any adjustments as described herein, in order to effect creations of Creation Unit Aggregations of a given Fund until such time as the next or otherwise announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for each Fund changes from time to time based on changes to a Fund’s Underlying Index and various factors.

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Procedures for Creation of Creation Unit Aggregations. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be a (i) “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) DTC Participant. In each case, such entity also must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit Aggregations (a “Participant Agreement”). A Participating Party or DTC Participant that has entered a Participant Agreement is referred to as an “Authorized Participant.” Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All shares of a Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create shares must be placed for one or more Creation Unit Aggregations. All orders to create Creation Unit Aggregations must be received by the Distributor by the designated closing time, which is no later than the closing time of the regular trading session on the applicable Listing Exchange (“Closing Time”) (ordinarily 4:00 p.m., Eastern time) on the date such orders are placed in order to receive that day’s NAV. All orders must be received in proper form. The date on which an order to create Creation Unit Aggregations is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone, online portal, or other transmission method acceptable to BNY and the Distributor pursuant to procedures set forth in the Participant Agreement, as described below, which procedures may change from time to time without notice at the discretion of the Trust. Economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach BNY and the Distributor or an Authorized Participant. On days when the Listing Exchange or U.S. or non-U.S. markets close earlier than normal, the Fund may require purchase orders to be placed earlier in the day. All questions as to the number of Deposit Securities and/or Cash Component to be delivered, and the validity, form, and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust or the Advisers, whose determination shall be final and binding.

All orders to create Creation Unit Aggregations through an Authorized Participant shall be placed with an Authorized Participant, in the form required by such Authorized Participant. In addition, the Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and, in that case, orders to create Creation Unit Aggregations of a Fund have to be placed by each investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases, there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

Those placing orders for Creation Unit Aggregations through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Unit Aggregations that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and the Cash Component.

Placement of Creation Orders Using the Clearing Process. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor or BNY to transmit through BNY to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party’s creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if: (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed.

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Placement of Creation Orders Outside the Clearing Process. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement. A DTC Participant who wishes to place an order creating Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by no later than 2:00 p.m., Eastern time, on the “Settlement Date.” The Settlement Date is typically the first Business Day following the Transmittal Date. Each Fund reserves the right to settle transactions on a basis other than “T” plus one Business Day (i.e., days on which the NYSE is open) (“T+1”). In certain cases, Authorized Participants will create and redeem Creation Unit Aggregations of the same Fund on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

On days when the Listing Exchange or U.S. markets close earlier than normal, the Fund may require purchase orders to be placed earlier in the day. All questions as to the number of Deposit Securities and/or Cash Component to be delivered, and the validity, form, and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust or the Advisers, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to BNY through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by BNY no later than 2:00 p.m., Eastern time, on the Settlement Date. An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if: (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if BNY does not receive both the required Deposit Securities and the Cash Component by the specified time on the Settlement Date, the Trust may cancel or revoke acceptance of such order. Upon written notice to the Distributor, such canceled or revoked order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then-current NAV of the Funds. The delivery of Creation Unit Aggregations so created generally will occur no later than the Settlement Date.

Creation Unit Aggregations may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the shares on the date the order is placed in proper form since, in addition to available Deposit Securities, U.S. cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) generally between 102%-110%, as directed by the Trust or the Advisers, which the Trust or the Advisers may change from time to time, of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”) with the Fund pending delivery of any missing Deposit Securities.

If an Authorized Participant determines to post an Additional Cash Deposit as collateral for any undelivered Deposit Securities, such Authorized Participant must deposit with BNY the appropriate amount of federal funds by 2:00 p.m., Eastern time (or such other time as specified by the Trust), on the Settlement Date. If the Authorized Participant does not place its purchase order by the closing time or BNY does not receive federal funds in the appropriate amount by such time, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with BNY, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount generally between 102%-110%, as directed by the Trust or the Advisers, which the Trust or the Advisers may change from time to time, of the daily marked-to-market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by the specified time on the Settlement Date, or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the Additional Cash Deposit to purchase the missing Deposit Securities. The Trust also requires delivery of Deposit Securities and/or an Additional Cash Deposit prior to settlement date by the Authorized Participant in relation to certain international markets.

The Authorized Participant will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the Transmittal Date plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by BNY or purchased by the Trust and deposited into the Trust. In addition, a Transaction Fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created generally will occur no later than the Settlement Date. In no event will an Authorized Participant receive or be entitled to interest or other consideration associated with or in relation to the Additional Cash Deposit.

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Cash Purchases. When, in the sole discretion of the Trust or the Advisers, cash purchases of Creation Unit Aggregations of shares are available or specified for a Fund, such purchases shall be effected in essentially the same manner as in-kind purchases thereof. In the case of a cash purchase, the Authorized Participant must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser. In addition, to offset brokerage and other costs associated with using cash to purchase the requisite Deposit Securities, the Authorized Participant must pay the Transaction Fees required by each Fund. If the Authorized Participant acts as a broker for the Fund in connection with the purchase of Deposit Securities, the Authorized Participant will also be required to pay certain brokerage commissions, taxes, and transaction and market impact costs as discussed under the heading “Brokerage Transactions” herein. The Trust requires purchases of Creation Unit Aggregations of Shares of the India Earnings Fund to be paid in cash.

Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the right to reject an order for Creation Unit Aggregations in respect of a Fund at its discretion, including, without limitation, if (a) the order is not in proper form or a Fund Deposit delivered does not consist of the securities that the Custodian specified; (b) the investor(s), upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of a Fund; (c) the Deposit Securities or Deposit Cash, as applicable delivered are not as disseminated through the facilities of the NSCC for that date by the Custodian, as described above; (d) the acceptance of a Fund Deposit would, in the opinion of counsel, be unlawful; (e) the acceptance or receipt of the order for a Creation Unit Aggregation would, in the opinion of counsel to the Trust, be unlawful; or (f) in the event that circumstances outside the control of the Trust, the Custodian, the Transfer Agent, the Distributor, and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Unit Aggregations. Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions, and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Custodian, the Transfer Agent, the Adviser, the Distributor, DTC, NSCC, Federal Reserve System, or any other participant in the creation process; and similar extraordinary events. The Distributor shall communicate to the Authorized Participant its rejection of the order. The Trust, the Transfer Agent, the Custodian, and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian, and the Distributor shall not be liable for the rejection of any purchase order for Creation Unit Aggregations. Given the importance of the ongoing issuance of Creation Unit Aggregations to maintaining a market price that is at or close to the underlying NAV of a Fund, the Trust does not intend to suspend acceptance of orders for Creation Unit Aggregations.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation/Redemption Transaction Fee. Each Fund imposes a “Transaction Fee” or “CU Fee” on Authorized Participants purchasing or redeeming Creation Unit Aggregations. The purpose of the Transaction Fee is to protect the existing shareholders of the Fund from the dilutive costs associated with the purchase and redemption of Creation Unit Aggregations. Where a Fund permits cash creations (or redemptions) or cash in lieu of depositing one or more Deposit Securities, the purchaser (or redeemer) may be assessed a higher Transaction Fee to offset the transaction cost to the Fund of buying (or selling) those particular Deposit Securities. Transaction Fees for each Fund will differ from Transaction Fees for other WisdomTree Funds, depending on the transaction expenses related to each Fund’s portfolio securities, and will be limited to amounts that have been determined by WisdomTree Asset Management to be appropriate. The maximum Transaction Fee, as set forth in the table below for each Fund, may be charged in cases where a Fund permits cash or cash in lieu of Deposit Securities. Authorized Participants purchasing or redeeming through the DTC process generally will pay a higher Transaction Fee than will Authorized Participants doing so through the NSCC process. Also, Authorized Participants who use the services of a broker or other such intermediary may be charged a fee for such services, in addition to the Transaction Fee imposed by a Fund.

The table below sets forth the standard and maximum creation and redemption Transaction Fee for each of the Funds. These fees may be changed by the Trust.

Fund Ticker	Fund Name	CU Fee*	Maximum CU Fee*
DTD	U.S. Total Dividend Fund	$1,550	$6,200
DHS	U.S. High Dividend Fund	$750	$3,000

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Fund Ticker	Fund Name	CU Fee*	Maximum CU Fee*
AIVL	U.S. AI Enhanced Value Fund	$250	$1,000
DLN	U.S. LargeCap Dividend Fund	$575	$2,300
DON	U.S. MidCap Dividend Fund	$650	$2,600
DES	U.S. SmallCap Dividend Fund	$1,125	$4,500
WTV	U.S. Value Fund	$350	$1,400
DGRW	U.S. Quality Dividend Growth Fund	$575	$2,300
DGRS	U.S. SmallCap Quality Dividend Growth Fund	$500	$2,000
EPS	U.S. LargeCap Fund	$950	$3,800
EZM	U.S. MidCap Fund	$1,050	$4,200
EES	U.S. SmallCap Fund	$1,700	$6,800
USMF	U.S. Multifactor Fund	$400	$1,600
QGRW	U.S. Quality Growth Fund	$225	$900
QMID	U.S. MidCap Quality Growth Fund	$250	$1,000
QSML	U.S. SmallCap Quality Growth Fund	$675	$2,700
DWM	International Equity Fund	$6,125	$24,500
DTH	International High Dividend Fund	$4,000	$16,000
DOL	International LargeCap Dividend Fund	$1,800	$7,200
DIM	International MidCap Dividend Fund	$3,725	$14,900
DLS	International SmallCap Dividend Fund	$5,875	$23,500
AIVI	International AI Enhanced Value Fund	$900	$3,600
IQDG	International Quality Dividend Growth Fund	$1,500	$6,000
DWMF	International Multifactor Fund	$1,425	$5,700
EUDG	Europe Quality Dividend Growth Fund	$1,550	$6,200
DFE	Europe SmallCap Dividend Fund	$2,050	$8,200
DFJ	Japan SmallCap Dividend Fund	$2,200	$8,800
DXJ	Japan Hedged Equity Fund	$1,150	$4,600
OPPJ	Japan Opportunities Fund	$2,175	$8,700
HEDJ	Europe Hedged Equity Fund	$1,000	$4,000
OPPE	European Opportunities Fund	$1,825	$7,300
IHDG	International Hedged Quality Dividend Growth Fund	$1,550	$6,200
INDH	India Hedged Equity Fund	$500	$2,000
DEW	Global High Dividend Fund	$4,650	$18,600
DNL	Global ex-U.S. Quality Dividend Growth Fund	$2,300	$9,200
WTRE	New Economy Real Estate Fund	$350	$1,400
DEM	Emerging Markets High Dividend Fund	$6,000	$24,000
DGS	Emerging Markets SmallCap Dividend Fund	$10,675	$42,700
DGRE	Emerging Markets Quality Dividend Growth Fund	$3,750	$15,000
EMMF	Emerging Markets Multifactor Fund	$2,300	$9,200
XSOE	Emerging Markets ex-State-Owned Enterprises Fund	$7,300	$29,200
EPI	India Earnings Fund	$3,100	$12,400
CXSE	China ex-State-Owned Enterprises Fund	$2,000	$8,000

*	Each Fund may charge, either in lieu of or in addition to the Transaction Fees, in the sole discretion of the Trust or as determined by the Adviser, a variable fee for creations and redemptions in order to cover certain brokerage, tax, foreign exchange, execution, market impact, and other costs and expenses related to the execution of trades resulting from such transaction, up to any applicable legal limits. The Adviser may pay out of its own resources and not out of Fund assets, such Transaction Fees or variable fees from time to time in its sole discretion. Any such fees and/or payments by the Adviser may impact bid/ask spreads.

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Placement of Redemption Orders for Using the Clearing Process. Orders to redeem Creation Unit Aggregations through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. Except as described herein, an order to redeem Creation Unit Aggregations using the Clearing Process is deemed received by the Trust on the Transmittal Date if: (i) such order is received by BNY (in its capacity as Transfer Agent) not later than the Closing Time on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed. Such order will be effected based on the NAV of the Fund as next determined. The consideration for redemption of Creation Unit Aggregations of a Fund generally consists of (i) a portfolio of securities (the “Fund Securities”) and/or (ii) an amount of cash denominated in U.S. dollars (the “Cash Redemption Amount”) as described below. The requisite Fund Securities and the Cash Redemption Amount generally will be transferred by the first NSCC Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside the Clearing Process. Orders to redeem Creation Unit Aggregations outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if: (i) such order is received by BNY (in its capacity as Transfer Agent) not later than the Closing Time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of shares of the Fund specified in such order, which delivery must be made through DTC to BNY no later than instructed, which is typically one day after Transmittal Date (presuming T+1 settlement); and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within one Business Day and the Cash Redemption Amount to the Authorized Participant on behalf of the redeeming Beneficial Owner by the Settlement Date. In certain cases, Authorized Participants will redeem and create Creation Unit Aggregations of the same Fund on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

If the requisite number of shares of the Fund is not delivered as described above or an Additional Cash Deposit is not made, as applicable, in the sole discretion of the Trust or the Advisers, in no event will an Authorized Participant receive or be entitled to interest or other consideration associated with or in relation to the Additional Cash Deposit, the Fund may reject or revoke acceptance of the redemption request because the Authorized Participant has not satisfied all of the settlement requirements.

The current procedures for collateralization of missing shares require, among other things, that any Additional Cash Deposit shall be in the form of U.S. dollars in immediately available funds and shall be held by BNY and marked-to-market daily, and that the fees of BNY and any sub-custodians in respect of the delivery, maintenance and redelivery of the Additional Cash Deposit shall be payable by the Authorized Participant. The Authorized Participant’s agreement will permit the Trust, on behalf of the affected Fund, to purchase the missing shares or acquire the Deposit Securities and the Cash Component underlying such shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, Deposit Securities or Cash Component and the value of the collateral.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by BNY according to the procedures set forth under “Determination of NAV” computed on the Business Day on which a redemption order is deemed received by the Trust.

A Fund or the Advisers may also, in their sole discretion, upon request of an Authorized Participant, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

Because the portfolio securities of an International Equity Fund may trade on the relevant exchange(s) on days that the Listing Exchange for the International Equity Fund is closed or that are otherwise not Business Days for such International Equity Fund, stockholders may not be able to redeem their shares of such International Equity Fund, or to purchase and sell shares of such International Equity Fund on the Listing Exchange for the International Equity Fund, on days when the NAV of such International Equity Fund could be significantly affected by events in the relevant foreign markets.

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Cash Redemptions. A Fund may pay out the proceeds of redemptions of Creation Unit Aggregations solely in cash or through any combination of cash, securities, or other instruments. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). Proceeds will be paid to the Authorized Participant redeeming shares on behalf of the redeeming investor as soon as practicable after the date of redemption. If the Authorized Participant acts as a broker for the Fund in connection with the sale of Fund Securities, the Authorized Participant also will be required to pay certain brokerage commissions, taxes, and transaction and market impact costs as discussed under the heading “Brokerage Transactions” herein. The Trust intends to pay redemptions of Creation Unit Aggregations of shares of the India Earnings Fund in cash.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws.

In-Kind Redemptions. The ability of the Trust to effect in-kind creations and redemptions is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle may be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable market closings due to emergencies may also prevent the Trust from delivering securities within the normal settlement period. The Funds will not suspend or postpone redemption beyond seven days, except as permitted under Section 22(e) of the 1940 Act. Section 22(e) provides that the right of redemption may be suspended or the date of payment postponed with respect to any Fund (1) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the NYSE is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of the Fund’s portfolio securities or determination of its NAV is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

REGULAR HOLIDAYS AND OTHER SETTLEMENT MATTERS

Each Fund generally intends to effect deliveries of Creation Unit Aggregations and portfolio securities on a basis of T+1. Each Fund may effect deliveries of Creation Unit Aggregations and portfolio securities on a basis other than T+1 in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of security delivery practices and/or dividend record dates and ex-dividend dates, or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within one Business Day of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. New or special holidays, treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays or changes in local securities delivery practices (including lengthening settlement cycles, which may also occur in connection with a security sale and its settlement, with limitations or delays in the settlement itself, and/or the convertibility or repatriation of the local proceeds associated therewith), could impede a Fund’s ability to satisfy redemption requests in a timely manner. In addition, other unforeseeable closings or changes in a foreign market due to emergencies may also prevent the Trust from delivering redemption proceeds within the normal settlement period or in a timely manner.

The securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for some securities, in certain circumstances.

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TAXES

The following discussion of certain U.S. federal income tax consequences of investing in the Funds is based on the Code, U.S. Treasury regulations promulgated thereunder (“Treasury Regulations”), and other applicable authority, all as in effect as of the date of the filing of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal income tax considerations generally applicable to investments in the Funds. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of foreign, state, and local tax laws.

Qualification as a Regulated Investment Company. Each Fund has elected (or intends to elect) to be treated, and intends to qualify each year, as a RIC under Subchapter M of the Code. In order to qualify for the special tax treatment accorded RICs and their shareholders, each Fund must, among other things:

(a)	derive at least 90% of its gross income each year from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below) (the “90% Test”);

(b)	diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of the Fund’s total assets consists of cash and cash items, U.S. government securities, securities of other RICs and other securities, with investments in such other securities limited with respect to any one issuer to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in (1) the securities (other than those of the U.S. government or other RICs) of any one issuer or two or more issuers that are controlled by the Fund and that are engaged in the same, similar or related trades or businesses or (2) the securities of one or more qualified publicly traded partnerships; and

(c)	distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid – generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and 90% of its net tax-exempt interest income.

In general, for purposes of the 90% Test described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by a Fund. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (generally, a partnership (i) interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof and (ii) that derives less than 90% of its income from the qualifying income described in clause (a)(i) of the description of the 90% Test applicable to RICs, above) will be treated as qualifying income. To the extent a Fund makes investments that may generate income that is not qualifying income, including certain derivatives, the Fund will seek to restrict the resulting income from such investments so that the Fund’s non-qualifying income does not exceed 10% of its gross income.

Taxation of the Funds. If a Fund qualifies for treatment as a RIC, that Fund will not be subject to federal income tax on income and gains that are distributed in a timely manner to its shareholders in the form of dividends.

If, for any taxable year, a Fund were to fail to qualify as a RIC or were to fail to meet the distribution requirement described above, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In addition, the Fund’s distributions, to the extent derived from the Fund’s current and accumulated earnings and profits, including any distributions of net long-term capital gains, would be taxable to shareholders as dividend income for federal income tax purposes. However, such dividends would be eligible, subject to any generally applicable limitations, (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends received deduction in the case of corporate shareholders. Moreover, the Fund would be required to pay out its earnings and profits accumulated in that year in order to qualify for treatment as a RIC in a subsequent year. Under certain circumstances, a Fund may be able to cure a failure to qualify as a RIC, but in order to do so the Fund may incur significant Fund-level taxes and may be forced to dispose of certain assets. If a Fund failed to qualify as a RIC for a period greater than two taxable years, the Fund would generally be required to recognize any net built-in gains with respect to certain of its assets upon a disposition of such assets within five years of qualifying as a RIC in a subsequent year.

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Each Fund intends to distribute at least annually to its shareholders substantially all of its investment company taxable income (computed without regard to the dividends paid deduction) and its net capital gain (the excess of the Fund’s net long-term capital gain over its net short-term capital loss). Investment income that is retained by a Fund will generally be subject to tax at the regular 21% corporate rate. If a Fund retains any net capital gain, that gain will be subject to tax at the 21% corporate rate, but the Fund may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, (ii) will be deemed to have paid their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and (iii) will be entitled to claim refunds on a properly filed U.S. tax returns to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of that Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s gross income and the tax deemed paid by the shareholder.

If a Fund fails to distribute in a calendar year an amount at least equal to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending October 31 of such year, plus any retained amount from the prior year, the Fund will be subject to a non-deductible 4% excise tax on the undistributed amount. For these purposes, a Fund will be treated as having distributed any amount on which it has been subject to corporate income tax for the taxable year ending within the calendar year. Each Fund intends to declare and pay dividends and distributions in the amounts and at the times necessary to avoid the application of the 4% excise tax, although there can be no assurance that it will be able to do so. For example, a Fund may receive delayed or corrected tax reporting statements from its investments that cause such Fund to accrue additional income and gains after such Fund has already made its excise tax distributions for the year. In such a situation, the Fund may incur an excise tax liability resulting from such delayed receipt of such tax information statements.

A Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining such Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year, and certain other late-year losses.

The treatment of capital loss carryovers for the Funds is similar to the rules that apply to capital loss carryovers of individuals, which provide that such losses are carried over indefinitely.  If a Fund has a “net capital loss” (that is, capital losses in excess of capital gains), the excess of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year.  In addition, the carryover of capital losses may be limited under the general loss limitation rules if a Fund experiences an ownership change as defined in the Code.

Fund Distributions. Distributions are generally taxable whether shareholders receive them in cash or reinvest them in additional shares. Moreover, distributions on a Fund’s shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such distributions may economically represent a return of a particular shareholder’s investment. Investors may therefore wish to avoid purchasing shares at a time when a Fund’s NAV reflects gains that are either unrealized, or realized but not distributed. Realized income and gains must generally be distributed even when a Fund’s NAV also reflects unrealized losses.

Dividends and other distributions by a Fund are generally treated under the Code as received by the shareholders at the time the dividend or distribution is made. However, if any dividend or distribution is declared by a Fund in October, November, or December of any calendar year and payable to its shareholders of record on a specified date in such a month but is actually paid during the following January, such dividend or distribution will be deemed to have been received by each shareholder on December 31 of the year in which the dividend was declared.

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Distributions by the Funds of net short-term capital gains are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the assets that generated those gains, rather than how long a shareholder has owned his or her Fund shares. Sales of assets held by a Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by a Fund for one year or less generally result in short-term capital gains and losses. Distributions from a Fund’s net capital gain that are properly reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains. For individuals, long-term capital gains are subject to tax at reduced maximum tax rates. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income.

For non-corporate shareholders, distributions of investment income reported by a Fund as derived from “qualified dividend income” will be taxed at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level. In order for some portion of the dividends received by a Fund shareholder to be “qualified dividend income,” the Fund making the distribution must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date that is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before the ex-dividend date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation that is readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company.

Dividends received by a Fund from an underlying fund taxable as a RIC or from a REIT may be treated as qualified dividend income generally only to the extent so reported by such underlying fund or REIT, however, dividends received by a Fund from a REIT are generally not treated as qualified dividend income. The investment strategies of certain Funds, particularly the International Equity Funds, may limit their ability to make distributions eligible for the reduced tax rates applicable to qualified dividend income.

In general, distributions of investment income reported by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual, provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares. If the aggregate qualified dividend income received by a Fund during any taxable year represents 95% or more of its gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of the Fund’s dividends (other than Capital Gain Dividends) will be eligible to be reported as qualified dividend income.

Certain dividends received by a Fund on stock of U.S. corporations (generally, dividends received by a Fund in respect of any share of stock (1) as to which the Fund has met certain holding period requirements and (2) that is held in an unleveraged position) may be eligible for the dividends received deduction generally available to corporate shareholders under the Code, provided such dividends also are appropriately reported as eligible for the dividends received deduction by a Fund. In order to qualify for the dividends received deduction, corporate shareholders must also meet minimum holding period requirements with respect to their Fund shares, taking into account any holding period reductions from certain hedging or other transactions or positions that diminish their risk of loss with respect to their Fund shares. The investment strategies of certain Funds, particularly the International Equity Funds, may significantly limit their ability to distribute dividends eligible for the dividends received deduction for corporations.

To the extent that a Fund makes a distribution of income received by the Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders.

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Dividends and distributions from a Fund and capital gain on the sale of Fund shares are generally taken into account in determining a shareholder’s “net investment income” for purposes of the net investment income tax applicable to certain individuals, estates and trusts.

If a Fund makes distributions in excess of the Fund’s current and accumulated earnings and profits in any taxable year, the excess distribution to each shareholder will be treated as a return of capital to the extent of the shareholder’s tax basis in its shares, and will reduce the shareholder’s tax basis in its shares. After the shareholder’s basis has been reduced to zero, any such distributions will result in a capital gain, assuming the shareholder holds his or her shares as capital assets. A reduction in a shareholder’s tax basis in its shares, will reduce any loss or increase any gain on a subsequent taxable disposition by the shareholder of its shares.

Sale or Exchange of Shares. A sale or exchange of shares in a Fund may give rise to a gain or loss. For tax purposes, an exchange of a shareholder’s Fund shares for shares of a different fund is the same as a sale. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months and the shares are held as a capital asset. Otherwise, the gain or loss on the taxable disposition of shares will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if substantially identical shares of a Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Backup Withholding. The Funds (or financial intermediaries, such as brokers, through which a shareholder holds Fund shares) generally are required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he, she, or it is not subject to such withholding. The backup withholding tax rate is 24%. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the Internal Revenue Service (the “IRS”).

Federal Tax Treatment of Certain Fund Investments. Transactions of the Funds in options, futures contracts, hedging transactions, forward contracts, swap agreements, straddles, and foreign currencies may be subject to various special and complex tax rules, including mark-to-market, constructive-sale, straddle, wash-sale, and short-sale rules. These rules could affect a Fund’s ability to qualify as a RIC, affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund, or defer a Fund’s ability to recognize losses. These rules may in turn affect the amount, timing, or character of the income distributed to shareholders by a Fund and may require a Fund to sell securities to mitigate the effect of these rules and prevent disqualification of a Fund as a RIC at a time when the Adviser might not otherwise have chosen to do so.

A Fund is required, for federal income tax purposes, to mark to market and recognize as income for each taxable year its net unrealized gains and losses as of the end of such year on certain regulated futures contracts, foreign currency contracts and options under Code Section 1256 (“Section 1256 Contracts”) in addition to the gains and losses actually realized with respect to such contracts during the year. Except as described below under “Certain Foreign Currency Tax Issues,” gain or loss from Section 1256 Contracts that are required to be marked to market annually will generally be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders.

Certain Foreign Currency Tax Issues. The U.S. Treasury Department has authority to issue regulations that would exclude foreign currency gains from the 90% Test described above if such gains are not directly related to a Fund’s business of investing in stock or securities. Accordingly, regulations may be issued in the future that could treat some or all of the Fund’s non-U.S. currency gains as non-qualifying income, thereby potentially jeopardizing the Fund’s status as a RIC for all years to which the regulations are applicable.

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Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such income or receivables or pays such expenses or liabilities generally are treated as ordinary income or loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain other instruments, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. The gains and losses may increase or decrease the amount of the Fund’s income to be distributed to its shareholders as ordinary income.

A Fund’s gain or loss on foreign currency denominated debt securities and on certain other financial instruments, such as forward currency contracts and currency swaps, that is attributable to fluctuations in exchange rates occurring between the date of acquisition and the date of settlement or disposition of such securities or instruments generally will be treated under Section 988 of the Code as ordinary income or loss. A Fund may elect out of the application of Section 988 of the Code with respect to the tax treatment of each of its foreign currency forward contracts to the extent that (i) such contract is a capital asset in the hands of the Fund and is not part of a straddle transaction and (ii) the Fund makes an election by the close of the day the contract is entered into to treat the gain or loss attributable to such contract as capital gain or loss.

To the extent a Fund invests in forward contracts, the Fund’s forward contracts may qualify as Section 1256 Contracts (as defined above) if the underlying currencies are currencies for which there are futures contracts that are traded on and subject to the rules of a qualified board or exchange. However, a forward currency contract that is a Section 1256 Contract would, absent an election out of Section 988 of the Code as described in the preceding paragraph, be subject to Section 988. Accordingly, although such a forward currency contract would be marked to market annually like other Section 1256 Contracts, the resulting gain or loss would be ordinary. If a Fund were to elect out of Section 988 with respect to forward currency contracts that qualify as Section 1256 Contracts, the tax treatment generally applicable to Section 1256 Contracts would apply to those forward currency contracts; that is, the contracts would be marked to market annually and gains and losses with respect to the contracts would be treated as long-term capital gains or losses to the extent of 60% thereof and short-term capital gains or losses to the extent of 40% thereof. If a Fund were to elect out of Section 988 with respect to any of its forward currency contracts that do not qualify as Section 1256 Contracts, such contracts would not be marked to market annually and the Fund would recognize short-term or long-term capital gain or loss depending on the Fund’s holding period therein. A Fund may elect out of Section 988 with respect to some, all, or none of its forward currency contracts.

Finally, regulated futures contracts and non-equity options that qualify as Section 1256 Contracts and are entered into by a Fund with respect to foreign currencies or foreign currency denominated debt instruments will be subject to the tax treatment generally applicable to Section 1256 Contracts unless the Fund elects to have Section 988 apply to determine the character of gains and losses from all such regulated futures contracts and non-equity options held or later acquired by the Fund.

Foreign Investments. Income received by a Fund from sources within foreign countries (including, for example, dividends or interest on stock or securities of non-U.S. issuers) may be subject to withholding and other taxes imposed by such countries. Tax treaties between such countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the value of a Fund’s assets at the close of any taxable year consists of stock or securities of foreign corporations, which for this purpose may include obligations of foreign governmental issuers, the Fund may elect, for U.S. federal income tax purposes, to treat any foreign income or withholding taxes paid by the Fund as paid by its shareholders. For any year that a Fund is eligible for and makes such an election, each shareholder of that Fund will be required to include in income an amount equal to his or her allocable share of qualified foreign income taxes paid by the Fund, and shareholders will be entitled, subject to certain holding period requirements and other limitations, to credit their portions of these amounts against their U.S. federal income tax due, if any, or to deduct their portions from their U.S. taxable income, if any. No deductions for foreign taxes paid by a Fund may be claimed, however, by non-corporate shareholders who do not itemize deductions. No deduction for such taxes will be permitted to individuals in computing their alternative minimum tax liability. Foreign taxes paid by a Fund will reduce the return from the Fund’s investments. Under certain circumstances, if a Fund receives a refund of foreign taxes paid in respect of a prior year, the value of Fund shares could be affected or any foreign tax credits or deductions passed through to shareholders in respect of the Fund’s foreign taxes for the current year could be reduced.

If a Fund holds shares in a “passive foreign investment company” (“PFIC”), it may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains.

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A Fund may be eligible to treat a PFIC as a qualified electing fund (“QEF”) under the Code in which case, in lieu of the foregoing requirements, such Fund will be required to include in income each year a portion of the ordinary earnings and net capital gains of the QEF, even if not distributed to the Fund, and such amounts will be subject to the 90% and excise tax distribution requirements described above. Such amounts included in income each year by a Fund will be “qualifying income,” even if not distributed to the Fund, to the extent such income is derived with respect to such Fund’s business of investing in stock, securities, or currencies. In order to make the QEF election, a Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain. Alternatively, a Fund may make a mark-to-market election that will result in such Fund being treated as if it had sold and repurchased its PFIC stock at the end of each year. In such case, the Fund would report any gains resulting from such deemed sales as ordinary income and would deduct any losses resulting from such deemed sales as ordinary losses to the extent of previously recognized gains. The election must be made separately for each PFIC owned by the Fund and, once made, is effective for all subsequent taxable years, unless revoked with the consent of IRS. By making the election, a Fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. A Fund may have to distribute this excess income to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax. In order to distribute this income and avoid a tax at the Fund level, a Fund might be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss.

A U.S. person that owns (directly, indirectly, or constructively) 10% or more of the total combined voting power of all classes of stock or 10% or more of the total value of shares of all classes of stock of a foreign corporation is a “U.S. Shareholder” for purposes of the Controlled Foreign Corporation (“CFC”) provisions of the Code. A foreign corporation is a CFC if, on any day of its taxable year, more than 50% of the voting power or value of its stock is owned (directly, indirectly, or constructively) by “U.S. Shareholders.” If a Fund is a “U.S. Shareholder” of a CFC, the Fund will be required to include in its gross income for United States federal income tax purposes the CFCs “subpart F income” (described below), whether or not such income is distributed by the CFC. “Subpart F income” generally includes interest, original issue discount, dividends, net gains from the disposition of stocks or securities, receipts with respect to securities loans and net payments received with respect to equity swaps and similar derivatives. “Subpart F income” also includes the excess of gains over losses from transactions (including futures, forward and similar transactions) in any commodities. A Fund’s recognition of “subpart F income” will increase a Fund’s tax basis in the CFC. Distributions by a CFC to a Fund will be tax-free, to the extent of its previously undistributed “subpart F income,” and will correspondingly reduce the Fund’s tax basis in the CFC. “Subpart F income” is generally treated as ordinary income, regardless of the character of the CFC’s underlying income.

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Additional Tax Information Concerning REITs. Certain Funds may invest in entities treated as REITs for U.S. federal income tax purposes. Investments in REIT equity securities may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. A Fund’s investments in REIT equity securities may at times result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for federal income tax purposes. Dividends paid by a REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a REIT to a Fund will be treated as long-term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as a capital gain distribution. Dividends received by a Fund from a REIT generally will not constitute qualified dividend income. If a REIT is operated in a manner such that it fails to qualify as a REIT, an investment in the REIT would become subject to double taxation, meaning the taxable income of the REIT would be subject to federal income tax at the regular corporate rate without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the REIT’s current and accumulated earnings and profits. REITs in which a Fund invests often do not provide complete and final tax information to the Funds until after the time that the Funds issue a tax reporting statement. As a result, a Fund may at times find it necessary to reclassify the amount and character of its distributions to you after it issues your tax reporting statement. When such reclassification is necessary, you will be sent a corrected, final Form 1099-DIV to reflect the reclassified information. If you receive a corrected Form 1099-DIV, use the information on this corrected form, and not the information on the previously issued tax reporting statement, in completing your tax returns.

“Qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income eligible for capital gain tax rates) are eligible for a 20% deduction by non-corporate taxpayers. This deduction, if allowed in full, equates to a maximum effective tax rate of 29.6% (37% top rate applied to income after 20% deduction). Distributions by a Fund to its shareholders that are attributable to qualified REIT dividends received by such Fund and which such Fund properly reports as “section 199A dividends,” are treated as “qualified REIT dividends” in the hands of non-corporate shareholders. A section 199A dividend is treated as a qualified REIT dividend only if the shareholder receiving such dividend holds the dividend-paying RIC shares for at least 46 days of the 91-day period beginning 45 days before the shares become ex-dividend, and is not under an obligation to make related payments with respect to a position in substantially similar or related property. A Fund is permitted to report such part of its dividends as section 199A dividends as are eligible but is not required to do so. Unless later extended or made permanent, this 20% deduction will no longer be available for taxable years beginning after December 31, 2025.

Tax-Exempt Shareholders. Under current law, income of a RIC that would be treated as unrelated business taxable income (“UBTI”) if earned directly by a tax-exempt entity generally will not be attributed as UBTI to a tax-exempt entity that is a shareholder in the RIC. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if (i) shares in that Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b), (ii) the Fund invests in REITs that hold residual interests in real estate mortgage investment conduits (“REMICs”), or (iii) the Fund invests in a REIT that is a taxable mortgage pool (“TMP”) or that has a subsidiary that is a TMP or that invests in the residual interest of a REMIC. Tax-exempt entities are not permitted to offset losses from one trade or business against the income or gain of another trade or business. Certain net losses incurred prior to January 1, 2018 are permitted to offset gain and income created by an unrelated trade or business, if otherwise available. A Fund’s shares held in a tax-qualified retirement account will generally not be subject to federal taxation on income and capital gains distributions from the Fund until a shareholder begins receiving payments from their retirement account. Because each shareholder’s tax situation is different, shareholders should consult their tax advisor about the tax implications of an investment in the Funds.

Non-U.S. Shareholders. In general, dividends other than Capital Gain Dividends paid by a Fund to a shareholder that is not a “U.S. person” within the meaning of the Code are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) on distributions derived from taxable ordinary income. A Fund may, under certain circumstances, report all or a portion of a dividend as an “interest related dividend” or a “short term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax.

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A beneficial holder of shares who is a non-U.S. person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a U.S. income tax deduction for losses) realized on a sale of shares of a Fund or on Capital Gain Dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met.

Unless certain non-U.S. entities that hold Fund shares comply with IRS requirements that generally require them to report information regarding U.S. persons investing in, or holding accounts with, such entities, a 30% withholding tax may apply to Fund distributions payable to such entities. A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an applicable intergovernmental agreement between the U.S. and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of the agreement.

Under legislation generally known as “FATCA” (the Foreign Account Tax Compliance Act), a Fund is required to withhold 30% of certain ordinary dividends it pays to shareholders that fail to meet prescribed information reporting or certification requirements. In general, no such withholding will be required with respect to a U.S. person or non-U.S. person that timely provides the certifications required by a Fund or its agent on a valid IRS Form W-9 or applicable series of IRS Form W-8, respectively. Shareholders potentially subject to withholding include foreign financial institutions (“FFIs”), such as non-U.S. investment funds, and non-financial foreign entities (“NFFEs”). To avoid withholding under FATCA, an FFI generally must enter into an information sharing agreement with the IRS in which it agrees to report certain identifying information (including name, address, and taxpayer identification number) with respect to its U.S. account holders (which, in the case of an entity shareholder, may include its direct and indirect U.S. owners), and an NFFE generally must identify and provide other required information to the Fund or other withholding agent regarding its U.S. owners, if any. Such non-U.S. shareholders may also fall into certain exempt, excepted, or deemed compliant categories as established by regulations and other guidance. A non-U.S. shareholder resident doing business in a country that has entered into an intergovernmental agreement with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the shareholder and the applicable foreign government comply with the terms of the agreement.

In order for a non-U.S. investor to qualify for an exemption from backup withholding, described above, the non-U.S. investor must comply with special certification and filing requirements. Non-U.S. investors in the Funds should consult their tax advisors in this regard. A beneficial holder of shares who is a non-U.S. person may be subject to state and local tax and to the U.S. federal estate tax in addition to the federal income tax consequences referred to above. If a shareholder is eligible for the benefits of a tax treaty, any income or gain effectively connected with a U.S. trade or business will generally be subject to U.S. federal income tax on a net basis only if it also is attributable to a permanent establishment maintained by the shareholder in the United States.

Creation and Redemption of Creation Unit Aggregations. An Authorized Participant having the U.S. dollar as its functional currency for U.S. federal income tax purposes that exchanges securities for Creation Unit Aggregations generally will recognize a gain or loss equal to the difference between (i) the sum of the market value of the Creation Unit Aggregations at the time of the exchange and any cash received by the Authorized Participant in the exchange and (ii) the sum of the exchanger’s aggregate basis in the securities or non-U.S. currency surrendered and any cash paid for such Creation Unit Aggregations. All or a portion of any gain or loss recognized by an Authorized Participant exchanging a currency other than its functional currency for Creation Unit Aggregations may be treated as ordinary income or loss. A person who redeems Creation Unit Aggregations will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Unit Aggregations and the sum of the aggregate U.S. dollar market value of any securities or non-U.S. currency received plus the amount of any cash received for such Creation Unit Aggregations. The IRS, however, may assert that a loss that is realized by an Authorized Participant upon an exchange of securities or non-U.S. currency for Creation Unit Aggregations may not be currently deducted, under the rules governing “wash sales” (for an Authorized Participant that does not mark-to-market its holdings), or on the basis that there has been no significant change in economic position. All or some portion of any capital gain or loss realized upon the creation of Creation Unit Aggregations in exchange for securities will generally be treated as long-term capital gain or loss if securities exchanged for such Creation Unit Aggregations have been held for more than one year.

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A person subject to U.S. federal income tax with the U.S. dollar as its functional currency for U.S. federal income tax purposes who receives non-U.S. currency upon a redemption of Creation Unit Aggregations and does not immediately convert the non-U.S. currency into U.S. dollars may, upon a later conversion of the non-U.S. currency into U.S. dollars, or upon the use of the non-U.S. currency to pay expenses or acquire assets, recognize as ordinary gains or losses any gains or losses resulting from fluctuations in the value of the non-U.S. currency relative to the U.S. dollar since the date of the redemption.

Persons exchanging securities or non-U.S. currency for Creation Unit Aggregations should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction and whether the wash sales rules apply and when a loss might be deductible.

Section 351. The Trust, on behalf of each Fund, has the right to reject an order for Creation Unit Aggregations if the purchaser (or any group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of a given Fund and if, pursuant to Section 351 of the Code, that Fund would have a basis in the securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination. If a Fund does issue Creation Unit Aggregations to a purchaser (or a group of purchasers) that would, upon obtaining the Creation Unit Aggregations so ordered, own 80% or more of the outstanding shares, the purchaser (or a group of purchasers) will generally not recognize gain or loss upon the exchange of securities for Creation Unit Aggregations.

Certain Reporting Treasury Regulations. Under Treasury Regulations, generally, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance shareholders of a RIC are not excepted. Significant penalties may be imposed for the failure to comply with the reporting Treasury Regulations. The fact that a loss is reportable under these Treasury Regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these Treasury Regulations in light of their individual circumstances.

Cost Basis Reporting. The cost basis of shares acquired by purchase will generally be based on the amount paid for the shares and then may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the cost basis of shares generally determines the amount of the capital gain or loss realized on the sale or exchange of shares. Contact the broker through whom you purchased your shares to obtain information with respect to the available cost basis reporting methods and elections for your account.

General Considerations. The federal income tax discussion set forth above is for general information only. Prospective investors should consult their tax advisors regarding the specific federal income tax consequences of purchasing, holding, and disposing of shares of the Funds, as well as the effect of state, local, and foreign tax law and any proposed tax law changes.

DETERMINATION OF NAV

The NAV of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the Listing Exchange, normally 4:00 p.m. Eastern Time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

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In calculating a Fund’s NAV, each Fund generally values: (i) equity securities (including common stocks and preferred stock) traded on any recognized U.S. or non-U.S. exchange at the last sale price or official closing price on the exchange or system on which they are principally traded; (ii) unlisted equity securities (including preferred stock) at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price; and (iii) short-term debt securities with remaining maturities of 60 days or less at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. U.S. fixed income assets may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. The values of any assets or liabilities of the Funds that are denominated in a currency other than the U.S. dollar are converted into U.S. dollars using an exchange rate in accordance with the Board-approved valuation procedures. In addition, each Fund may invest in money market funds which are valued at their NAV per share and affiliated ETFs which are valued at their last sale or official closing price on the exchange on which they are principally traded. Each Fund’s assets are comprised of its portfolio securities and other investments and other assets, including cash and net investment income and realized and unrealized capital gains that have previously been earned but not yet distributed. As a result, when a shareholder purchases shares of a Fund, part of the NAV is often comprised of such income and gains prior to the purchase, which are included in the purchase price paid by the shareholder. Further, any payment of an income dividend or distribution of capital gains will result in a decrease in a Fund’s NAV in the amount of the payment of the income dividend or capital gains distribution (i.e., the NAV as of the ex-dividend date, which is the first date following the declaration of a dividend and/or distribution on which the purchaser of shares is not entitled to receive the payment, excludes the amount of the dividend and/or distribution to be paid).

When calculating a Fund’s NAV, recognized non-U.S. exchanges, on which a Fund’s portfolio securities may trade, may be closed for holidays that are not observed by U.S. exchanges. Funds that hold securities primarily listed and trading on major European exchanges may trade their holdings on any day on which the respective European exchange is open for business. As of the date of this SAI, European exchanges typically observe the following local holidays: New Year’s Day, Good Friday, Easter Monday, Early May Bank Holiday, Labour Day, Spring Bank Holiday, Summer Bank Holiday, Christmas Day, and Boxing Day. Funds that hold securities primarily listed and trading on the Tokyo Stock Exchange may trade their holdings on any day on which the Tokyo Stock Exchange is open for business. The Tokyo Stock Exchange is typically closed on the following Japanese holidays: New Year’s Day, Market Holiday, Coming of Age Day, National Foundation Day, Emperor’s Birthday, Vernal Equinox, Showa Day, Constitution Memorial Day, Greenery Day, Children’s Day, Marine Day, Mountain Day, Respect for the Aged Day, Autumnal Equinox, Sports Day, Culture Day, Labor Thanksgiving Day, and New Year’s Eve Day. Funds that hold securities primarily listed and trading on the Shenzhen or Shanghai Exchanges may trade their holdings on any day on which the Shenzhen or Shanghai Exchanges are open for business. The Shenzhen and Shanghai Exchanges are typically closed on the following Chinese holidays: New Year’s Day, Chinese New Year, Qingming Festival, Labor Day, Dragon Boat Festival, National Day, and Mid-Autumn Festival. Funds that hold securities primarily listed and trading on major Indian Exchanges may trade their holdings on any day on which the major Indian Exchanges are open for business. Major Indian Exchanges are typically closed on the following Indian holidays: Republic Day, Maha Shivratri, Holi, Id-ul-Fitr, Ram Navami, Mahavir Jayanti, Dr. Baba Saheb Ambedkar Jayanti, Good Friday, Maharashtra Day, Eid-ul-Adha, Muharram, Independence Day, Ganesh Chaturthi, Dusshera, Diwali-Laxmi Pujan, Diwali-Balipratipada, Guru Nanak Jayanti, and Christmas. Due to the variety of holidays in each country, this is not an exhaustive list.

Pursuant to Board-approved valuation procedures established by the Trust and the Adviser (the “Procedures”), the Board has appointed the Adviser as each Fund’s valuation designee (the “Valuation Designee”) to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Adviser has established procedures for its fair valuation of each Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation. As the Valuation Designee, the Adviser is responsible for the establishment and application, in a consistent manner, of appropriate methodologies for determining the fair value of investments, periodically reviewing the selected methodologies used for continuing appropriateness and accuracy, and making any changes or adjustments to the methodologies as appropriate.

Fund holdings that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, securities affected by “significant events” and derivatives. An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). Price movements in U.S. markets that are deemed to affect the value of foreign securities, or reflect changes to the value of such securities, may also cause securities to be “fair valued.”

94

The sale price a Fund could receive for a security or other asset may differ from the Fund’s valuation of the security or other asset and/or from the value used by its Index (if applicable), particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and, therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available. In addition, particularly for a Fund’s foreign securities or asset holdings, the value of the securities or other assets in such Fund’s portfolio may change on days or during time periods when shareholders will not be able to purchase or sell a Fund’s shares. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investment may also be impacted by technological issues, pricing methodology issues, and/or errors by pricing services or other third-party service providers.

Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than the NAV of a Fund’s shares. No secondary sales will be made to brokers or dealers at a concession by the Distributor or by a Fund. Purchases and sales of shares in the secondary market, which will not involve a Fund, will be subject to customary brokerage commissions and charges. Transactions in Fund shares will be priced at NAV only if you purchase or redeem shares directly from a Fund in Creation Unit Aggregations. Recent information regarding a Fund’s NAV, market price, premiums and discounts, and bid/ask spreads is available on the Funds’ website at www.wisdomtree.com/investments.

DIVIDENDS AND DISTRIBUTIONS

The U.S. Total Dividend Fund, U.S. High Dividend Fund, U.S. LargeCap Dividend Fund, U.S. MidCap Dividend Fund, U.S. SmallCap Dividend Fund, U.S. Quality Dividend Growth Fund, and U.S. SmallCap Quality Dividend Growth Fund intend to pay out dividends, if any, on a monthly basis. The remaining Funds, except for the U.S. Quality Growth Fund, U.S. MidCap Quality Growth Fund and U.S. SmallCap Quality Growth Fund, intend to pay out dividends, if any, on a quarterly basis. The U.S. Quality Growth Fund, U.S. MidCap Quality Growth Fund and U.S. SmallCap Quality Growth Fund each intend to pay out dividends, if any, on an annual basis. Nonetheless, a Fund might not make a dividend payment every month, quarter, or year (as applicable).

Each Fund intends to distribute its net realized capital gains, if any, to investors annually. On occasion, a Fund may be required or determine to make one or more supplemental distributions of its net realized capital gains during the year. Distributions in cash may be reinvested automatically in additional whole shares of a Fund only if the broker through whom you purchased shares makes such option available. Your broker is responsible for distributing any income and capital gain distributions to you.

The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

FINANCIAL STATEMENTS

The audited financial statements, including the financial highlights, appearing in the U.S. Equity Funds’, Developed World ex-U.S. Equity Funds’, Currency Hedged Equity Funds’ and Geopolitical Opportunities Funds’, and Global/Global ex-U.S. and Emerging/Frontier Markets Funds’ Annual Reports on Form N-CSR for the fiscal year ended March 31, 2025 and filed electronically with the SEC, are incorporated by reference and made part of this SAI. You may request a copy of the Trust’s Annual Reports and Semi-Annual Reports at no charge by calling 866-909-9473 or through the Trust’s website at www.wisdomtree.com/investments.

95

APPENDIX A

Control Persons and Principal Holders of Shares

The table below sets forth the name and percentage ownership of each DTC Participant that owned of record 5% or more of the outstanding shares of a Fund as of June 30, 2025:

Fund	Participant Name and Address	Percentage of Ownership
WisdomTree U.S. Total Dividend Fund	Morgan Stanley Smith Barney LLC 522 5th Avenue New York, NY 10036	20.31%
	Charles Schwab & Co., Inc. 211 Main St. San Francisco, CA 94105-1905	17.91%
	Merrill Lynch, Pierce, Fenner & Smith Inc. One Bryant Park New York, NY 10036	15.00%
	National Financial Services LLC 499 Washington Blvd., 4th Floor Jersey City, NJ 07310	12.10%
	LPL Financial, LLC 4707 Executive Drive San Diego, CA 92121	9.05%
WisdomTree U.S. High Dividend Fund	Charles Schwab & Co., Inc. 211 Main St. San Francisco, CA 94105-1905	26.41%
	National Financial Services LLC 499 Washington Blvd., 4th Floor Jersey City, NJ 07310	13.77%
	Merrill Lynch, Pierce, Fenner & Smith Inc. One Bryant Park New York, NY 10036	8.96%
	Wells Fargo Clearing Services, LLC 1 North Jefferson Avenue St. Louis, MO 63103	7.35%
	Pershing LLC 760 Moore Road King of Prussia, PA 19406	7.33%
	Morgan Stanley Smith Barney LLC 522 5th Avenue New York, NY 10036	7.17%
	LPL Financial, LLC 4707 Executive Drive San Diego, CA 92121	5.72%
WisdomTree U.S. AI Enhanced Value Fund	Charles Schwab & Co., Inc. 211 Main St. San Francisco, CA 94105-1905	29.72%
	National Financial Services LLC 499 Washington Blvd., 4th Floor Jersey City, NJ 07310	21.30%
	Morgan Stanley Smith Barney LLC 522 5th Avenue New York, NY 10036	9.16%

96

Fund	Participant Name and Address	Percentage of Ownership
	Pershing LLC 760 Moore Road King of Prussia, PA 19406	6.94%
	Merrill Lynch, Pierce, Fenner & Smith Inc. One Bryant Park New York, NY 10036	6.48%
WisdomTree U.S. LargeCap Dividend Fund	Charles Schwab & Co., Inc. 211 Main St. San Francisco, CA 94105-1905	22.28%
	National Financial Services LLC 499 Washington Blvd., 4th Floor Jersey City, NJ 07310	18.49%
	LPL Financial, LLC 4707 Executive Drive San Diego, CA 92121	11.40%
	Morgan Stanley Smith Barney LLC 522 5th Avenue New York, NY 10036	8.71%
	Pershing LLC 760 Moore Road King of Prussia, PA 19406	5.74%
	PNC Bank, N.A. The Tower at PNC Plaza 300 Fifth Avenue Pittsburgh, PA 15222-2401	5.02%
	American Enterprise Investment Services, Inc. 707 2nd Avenue South Minneapolis, MN 55402	5.00%
WisdomTree U.S. MidCap Dividend Fund	Charles Schwab & Co., Inc. 211 Main St. San Francisco, CA 94105-1905	25.15%
	National Financial Services LLC 499 Washington Blvd., 4th Floor Jersey City, NJ 07310	15.13%
	Edward D. Jones & Co. 12555 Manchester Road St Louis, MO 63131	9.20%
	Merrill Lynch, Pierce, Fenner & Smith Inc. One Bryant Park New York, NY 10036	6.31%
	Morgan Stanley Smith Barney LLC 522 5th Avenue New York, NY 10036	6.27%
	LPL Financial, LLC 4707 Executive Drive San Diego, CA 92121	5.56%
	American Enterprise Investment Services, Inc. 707 2nd Avenue South Minneapolis, MN 55402	5.54%
WisdomTree U.S. SmallCap Dividend Fund	Charles Schwab & Co., Inc. 211 Main St. San Francisco, CA 94105-1905	31.44%

97

Fund	Participant Name and Address	Percentage of Ownership
	National Financial Services LLC 499 Washington Blvd., 4th Floor Jersey City, NJ 07310	14.32%
	Morgan Stanley Smith Barney LLC 522 5th Avenue New York, NY 10036	7.60%
	Edward D. Jones & Co. 12555 Manchester Road St Louis, MO 63131	6.51%
	Merrill Lynch, Pierce, Fenner & Smith Inc. One Bryant Park New York, NY 10036	5.87%
	UBS Financial Services Inc. 1000 Harbor Blvd. Weehawken, NJ 07086	5.34%
WisdomTree U.S. Value Fund	Charles Schwab & Co., Inc. 211 Main St. San Francisco, CA 94105-1905	26.25%
	National Financial Services LLC 499 Washington Blvd., 4th Floor Jersey City, NJ 07310	19.31%
	LPL Financial, LLC 4707 Executive Drive San Diego, CA 92121	17.52%
	Pershing LLC 760 Moore Road King of Prussia, PA 19406	12.24%
	Raymond James & Associates, Inc. 880 Carillon Parkway St. Petersburg, FL 33716	8.32%
	Morgan Stanley Smith Barney LLC 522 5th Avenue New York, NY 10036	6.47%
WisdomTree U.S. Quality Dividend Growth Fund	Charles Schwab & Co., Inc. 211 Main St. San Francisco, CA 94105-1905	24.34%
	National Financial Services LLC 499 Washington Blvd., 4th Floor Jersey City, NJ 07310	12.83%
	LPL Financial, LLC 4707 Executive Drive San Diego, CA 92121	12.08%
	PNC Bank, N.A. The Tower at PNC Plaza 300 Fifth Avenue Pittsburgh, PA 15222-2401	9.50%
	Merrill Lynch, Pierce, Fenner & Smith Inc. One Bryant Park New York, NY 10036	7.36%
	Morgan Stanley Smith Barney LLC 522 5th Avenue New York, NY 10036	6.20%
	American Enterprise Investment Services, Inc. 707 2nd Avenue South Minneapolis, MN 55402	5.08%

98

Fund	Participant Name and Address	Percentage of Ownership
WisdomTree U.S. SmallCap Quality Dividend Growth Fund	Charles Schwab & Co., Inc. 211 Main St. San Francisco, CA 94105-1905	38.76%
	LPL Financial, LLC 4707 Executive Drive San Diego, CA 92121	15.50%
	National Financial Services LLC 499 Washington Blvd., 4th Floor Jersey City, NJ 07310	8.23%
	Morgan Stanley Smith Barney LLC 522 5th Avenue New York, NY 10036	7.37%
	Merrill Lynch, Pierce, Fenner & Smith Inc. One Bryant Park New York, NY 10036	7.34%
	Raymond James & Associates, Inc. 880 Carillon Parkway St. Petersburg, FL 33716	6.60%
WisdomTree U.S. LargeCap Fund	Charles Schwab & Co., Inc. 211 Main St. San Francisco, CA 94105-1905	29.58%
	LPL Financial, LLC 4707 Executive Drive San Diego, CA 92121	18.31%
	Fiduciary Trust Company 53 State Street Boston, MA 02109	12.64%
	National Financial Services LLC 499 Washington Blvd., 4th Floor Jersey City, NJ 07310	9.00%
	Morgan Stanley Smith Barney LLC 522 5th Avenue New York, NY 10036	8.73%
	Pershing LLC 760 Moore Road King of Prussia, PA 19406	6.55%
WisdomTree U.S. MidCap Fund	Charles Schwab & Co., Inc. 211 Main St. San Francisco, CA 94105-1905	25.01%
	National Financial Services LLC 499 Washington Blvd., 4th Floor Jersey City, NJ 07310	13.56%
	Pershing LLC 760 Moore Road King of Prussia, PA 19406	8.92%
	UBS Financial Services Inc. 1000 Harbor Blvd. Weehawken, NJ 07086	8.44%
	Morgan Stanley Smith Barney LLC 522 5th Avenue New York, NY 10036	8.07%

99

Fund	Participant Name and Address	Percentage of Ownership
	Merrill Lynch, Pierce, Fenner & Smith Inc. One Bryant Park New York, NY 10036	6.21%
	LPL Financial, LLC 4707 Executive Drive San Diego, CA 92121	6.00%
	Raymond James & Associates, Inc. 880 Carillon Parkway St. Petersburg, FL 33716	5.02%
WisdomTree U.S. SmallCap Fund	Charles Schwab & Co., Inc. 211 Main St. San Francisco, CA 94105-1905	26.12%
	Morgan Stanley Smith Barney LLC 522 5th Avenue New York, NY 10036	11.64%
	National Financial Services LLC 499 Washington Blvd., 4th Floor Jersey City, NJ 07310	10.63%
	UBS Financial Services Inc. 1000 Harbor Blvd. Weehawken, NJ 07086	9.73%
	Merrill Lynch, Pierce, Fenner & Smith Inc. One Bryant Park New York, NY 10036	8.69%
	Pershing LLC 760 Moore Road King of Prussia, PA 19406	8.36%
	American Enterprise Investment Services, Inc. 707 2nd Avenue South Minneapolis, MN 55402	6.21%
	LPL Financial, LLC 4707 Executive Drive San Diego, CA 92121	6.15%
WisdomTree U.S. Multifactor Fund	Charles Schwab & Co., Inc. 211 Main St. San Francisco, CA 94105-1905	56.98%
	LPL Financial, LLC 4707 Executive Drive San Diego, CA 92121	13.73%
	Raymond James & Associates, Inc. 880 Carillon Parkway St. Petersburg, FL 33716	6.96%
	Pershing LLC 760 Moore Road King of Prussia, PA 19406	6.27%
	National Financial Services LLC 499 Washington Blvd., 4th Floor Jersey City, NJ 07310	5.65%
WisdomTree U.S. Quality Growth Fund	Charles Schwab & Co., Inc. 211 Main St. San Francisco, CA 94105-1905	39.07%

100

Fund	Participant Name and Address	Percentage of Ownership
	National Financial Services LLC 499 Washington Blvd., 4th Floor Jersey City, NJ 07310	21.12%
	LPL Financial, LLC 4707 Executive Drive San Diego, CA 92121	11.73%
	Morgan Stanley Smith Barney LLC 522 5th Avenue New York, NY 10036	8.56%
	JPMorgan Chase Bank, National Association 1111 Polaris Parkway Columbus, OH 43240	8.46%
WisdomTree U.S. MidCap Quality Growth Fund	BOFA Securities, Inc. 1 Bryant Park New York, NY 10036	31.79%
	National Financial Services LLC 499 Washington Blvd., 4th Floor Jersey City, NJ 07310	24.05%
	Charles Schwab & Co., Inc. 211 Main St. San Francisco, CA 94105-1905	14.41%
	Pershing LLC 760 Moore Road King of Prussia, PA 19406	11.56%
	Merrill Lynch, Pierce, Fenner & Smith Inc. One Bryant Park New York, NY 10036	8.17%
WisdomTree U.S. SmallCap Quality Growth Fund	Pershing LLC 760 Moore Road King of Prussia, PA 19406	72.46%
	Charles Schwab & Co., Inc. 211 Main St. San Francisco, CA 94105-1905	12.72%
WisdomTree International Equity Fund	Charles Schwab & Co., Inc. 211 Main St. San Francisco, CA 94105-1905	28.96%
	Morgan Stanley Smith Barney LLC 522 5th Avenue New York, NY 10036	20.28%
	National Financial Services LLC 499 Washington Blvd., 4th Floor Jersey City, NJ 07310	8.50%
	Pershing LLC 760 Moore Road King of Prussia, PA 19406	7.36%
	LPL Financial, LLC 4707 Executive Drive San Diego, CA 92121	7.25%
	Merrill Lynch, Pierce, Fenner & Smith Inc. One Bryant Park New York, NY 10036	6.34%
WisdomTree International High Dividend Fund	Charles Schwab & Co., Inc. 211 Main St. San Francisco, CA 94105-1905	21.59%

101

Fund	Participant Name and Address	Percentage of Ownership
	Merrill Lynch, Pierce, Fenner & Smith Inc. One Bryant Park New York, NY 10036	15.43%
	LPL Financial, LLC 4707 Executive Drive San Diego, CA 92121	13.18%
	National Financial Services LLC 499 Washington Blvd., 4th Floor Jersey City, NJ 07310	12.18%
	Morgan Stanley Smith Barney LLC 522 5th Avenue New York, NY 10036	11.34%
WisdomTree International LargeCap Dividend Fund	Charles Schwab & Co., Inc. 211 Main St. San Francisco, CA 94105-1905	40.90%
	National Financial Services LLC 499 Washington Blvd., 4th Floor Jersey City, NJ 07310	12.56%
	Morgan Stanley Smith Barney LLC 522 5th Avenue New York, NY 10036	9.80%
	The Huntington National Bank 5555 Cleveland Ave. Columbus, OH 43231	7.78%
	Pershing LLC 760 Moore Road King of Prussia, PA 19406	5.97%
WisdomTree International MidCap Dividend Fund	Charles Schwab & Co., Inc. 211 Main St. San Francisco, CA 94105-1905	56.11%
	National Financial Services LLC 499 Washington Blvd., 4th Floor Jersey City, NJ 07310	14.70%
	American Enterprise Investment Services, Inc. 707 2nd Avenue South Minneapolis, MN 55402	5.54%
WisdomTree International SmallCap Dividend Fund	Charles Schwab & Co., Inc. 211 Main St. San Francisco, CA 94105-1905	60.41%
	National Financial Services LLC 499 Washington Blvd., 4th Floor Jersey City, NJ 07310	13.51%
WisdomTree International AI Enhanced Value Fund	Charles Schwab & Co., Inc. 211 Main St. San Francisco, CA 94105-1905	31.97%
	National Financial Services LLC 499 Washington Blvd., 4th Floor Jersey City, NJ 07310	14.53%
	Morgan Stanley Smith Barney LLC 522 5th Avenue New York, NY 10036	12.62%

102

Fund	Participant Name and Address	Percentage of Ownership
	Wells Fargo Clearing Services, LLC 1 North Jefferson Avenue St. Louis, MO 63103	5.86%
WisdomTree International Quality Dividend Growth Fund	Charles Schwab & Co., Inc. 211 Main St. San Francisco, CA 94105-1905	24.91%
	National Financial Services LLC 499 Washington Blvd., 4th Floor Jersey City, NJ 07310	19.31%
	Morgan Stanley Smith Barney LLC 522 5th Avenue New York, NY 10036	13.57%
	Merrill Lynch, Pierce, Fenner & Smith Inc. One Bryant Park New York, NY 10036	12.96%
	LPL Financial, LLC 4707 Executive Drive San Diego, CA 92121	7.99%
	Pershing LLC 760 Moore Road King of Prussia, PA 19406	7.68%
WisdomTree International Multifactor Fund	Charles Schwab & Co., Inc. 211 Main St. San Francisco, CA 94105-1905	55.39%
	National Financial Services LLC 499 Washington Blvd., 4th Floor Jersey City, NJ 07310	16.04%
	LPL Financial, LLC 4707 Executive Drive San Diego, CA 92121	14.15%
WisdomTree Europe Quality Dividend Growth Fund	Charles Schwab & Co., Inc. 211 Main St. San Francisco, CA 94105-1905	35.49%
	National Financial Services LLC 499 Washington Blvd., 4th Floor Jersey City, NJ 07310	18.92%
	Raymond James & Associates, Inc. 880 Carillon Parkway St. Petersburg, FL 33716	11.25%
	Pershing LLC 760 Moore Road King of Prussia, PA 19406	11.11%
WisdomTree Europe SmallCap Dividend Fund	Charles Schwab & Co., Inc. 211 Main St. San Francisco, CA 94105-1905	42.79%
	National Financial Services LLC 499 Washington Blvd., 4th Floor Jersey City, NJ 07310	10.66%
	Morgan Stanley Smith Barney LLC 522 5th Avenue New York, NY 10036	9.35%
	UBS Financial Services Inc. 1000 Harbor Blvd. Weehawken, NJ 07086	5.66%

103

Fund	Participant Name and Address	Percentage of Ownership
	Merrill Lynch, Pierce, Fenner & Smith Inc. One Bryant Park New York, NY 10036	5.35%
WisdomTree Japan SmallCap Dividend Fund	Charles Schwab & Co., Inc. 211 Main St. San Francisco, CA 94105-1905	20.37%
	National Financial Services LLC 499 Washington Blvd., 4th Floor Jersey City, NJ 07310	12.39%
	State Street Bank and Trust Company 1776 Heritage Drive North Quincy, MA 02171	11.98%
	Interactive Brokers LLC/Retail Two Pickwick Plaza Greenwich, CT 06830	10.71%
	Morgan Stanley Smith Barney LLC 522 5th Avenue New York, NY 10036	10.08%
	Raymond James & Associates, Inc. 880 Carillon Parkway St. Petersburg, FL 33716	6.66%
WisdomTree Japan Hedged Equity Fund	Charles Schwab & Co., Inc. 211 Main St. San Francisco, CA 94105-1905	17.48%
	Morgan Stanley Smith Barney LLC 522 5th Avenue New York, NY 10036	13.38%
	National Financial Services LLC 499 Washington Blvd., 4th Floor Jersey City, NJ 07310	7.25%
	JPMorgan Chase Bank, National Association 1111 Polaris Parkway Columbus, OH 43240	6.81%
	Merrill Lynch, Pierce, Fenner & Smith Inc. One Bryant Park New York, NY 10036	6.25%
	J.P. Morgan Securities LLC/JPMC 383 Madison Ave New York, NY 10179	5.64%
	The Bank of New York Mellon 240 Greenwich Street, 13th Floor East New York, NY 10286	5.28%
WisdomTree Japan Opportunities Fund	Charles Schwab & Co., Inc. 211 Main St. San Francisco, CA 94105-1905	37.38%
	National Financial Services LLC 499 Washington Blvd., 4th Floor Jersey City, NJ 07310	11.67%
	Merrill Lynch, Pierce, Fenner & Smith Inc. One Bryant Park New York, NY 10036	10.44%
	Morgan Stanley Smith Barney LLC 522 5th Avenue New York, NY 10036	6.44%

104

Fund	Participant Name and Address	Percentage of Ownership
WisdomTree Europe Hedged Equity Fund	Charles Schwab & Co., Inc. 211 Main St. San Francisco, CA 94105-1905	14.89%
	Goldman Sachs & Co. LLC 200 West Street New York, NY 10001	10.91%
	Morgan Stanley Smith Barney LLC 522 5th Avenue New York, NY 10036	9.56%
	The Bank of New York Mellon 240 Greenwich Street, 13th Floor East New York, NY 10286	9.13%
	National Financial Services LLC 499 Washington Blvd., 4th Floor Jersey City, NJ 07310	8.31%
	UBS Financial Services Inc. 1000 Harbor Blvd. Weehawken, NJ 07086	6.15%
	Merrill Lynch, Pierce, Fenner & Smith Inc. One Bryant Park New York, NY 10036	6.08%
WisdomTree European Opportunities Fund	The Bank of New York Mellon 240 Greenwich Street, 13th Floor East New York, NY 10286	36.39%
	Charles Schwab & Co., Inc. 211 Main St. San Francisco, CA 94105-1905	33.17%
	National Financial Services LLC 499 Washington Blvd., 4th Floor Jersey City, NJ 07310	10.09%
	Raymond James & Associates, Inc. 880 Carillon Parkway St. Petersburg, FL 33716	5.89%
WisdomTree International Hedged Quality Dividend Growth Fund	Charles Schwab & Co., Inc. 211 Main St. San Francisco, CA 94105-1905	32.19%
	LPL Financial, LLC 4707 Executive Drive San Diego, CA 92121	12.34%
	National Financial Services LLC 499 Washington Blvd., 4th Floor Jersey City, NJ 07310	11.59%
	Morgan Stanley Smith Barney LLC 522 5th Avenue New York, NY 10036	10.81%
	Merrill Lynch, Pierce, Fenner & Smith Inc. One Bryant Park New York, NY 10036	6.91%
WisdomTree India Hedged Equity Fund	Charles Schwab & Co., Inc. 211 Main St. San Francisco, CA 94105-1905	21.09%
	Goldman Sachs & Co. LLC 200 West Street New York, NY 10001	16.96%

105

Fund	Participant Name and Address	Percentage of Ownership
	Pershing LLC 760 Moore Road King of Prussia, PA 19406	16.68%
	National Financial Services LLC 499 Washington Blvd., 4th Floor Jersey City, NJ 07310	14.08%
	BOFA Securities, Inc. 1 Bryant Park New York, NY 10036	11.56%
WisdomTree Global High Dividend Fund	Charles Schwab & Co., Inc. 211 Main St. San Francisco, CA 94105-1905	25.23%
	Pershing LLC 760 Moore Road King of Prussia, PA 19406	9.29%
	American Enterprise Investment Services, Inc. 707 2nd Avenue South Minneapolis, MN 55402	9.07%
	National Financial Services LLC 499 Washington Blvd., 4th Floor Jersey City, NJ 07310	7.74%
	Merrill Lynch, Pierce, Fenner & Smith Inc. One Bryant Park New York, NY 10036	6.96%
	LPL Financial, LLC 4707 Executive Drive San Diego, CA 92121	6.91%
	Morgan Stanley Smith Barney LLC 522 5th Avenue New York, NY 10036	6.32%
	Raymond James & Associates, Inc. 880 Carillon Parkway St. Petersburg, FL 33716	5.41%
WisdomTree Global ex-U.S. Quality Dividend Growth Fund	National Financial Services LLC 499 Washington Blvd., 4th Floor Jersey City, NJ 07310	17.15%
	Charles Schwab & Co., Inc. 211 Main St. San Francisco, CA 94105-1905	14.38%
	LPL Financial, LLC 4707 Executive Drive San Diego, CA 92121	11.85%
	Morgan Stanley Smith Barney LLC 522 5th Avenue New York, NY 10036	9.67%
	Pershing LLC 760 Moore Road King of Prussia, PA 19406	8.46%
	American Enterprise Investment Services, Inc. 707 2nd Avenue South Minneapolis, MN 55402	8.05%

106

Fund	Participant Name and Address	Percentage of Ownership
	Merrill Lynch, Pierce, Fenner & Smith Inc. One Bryant Park New York, NY 10036	6.87%
	UBS Financial Services Inc. 1000 Harbor Blvd. Weehawken, NJ 07086	5.55%
WisdomTree New Economy Real Estate Fund	Charles Schwab & Co., Inc. 211 Main St. San Francisco, CA 94105-1905	26.92%
	National Financial Services LLC 499 Washington Blvd., 4th Floor Jersey City, NJ 07310	19.75%
	Morgan Stanley Smith Barney LLC 522 5th Avenue New York, NY 10036	6.18%
	Goldman Sachs & Co. LLC 200 West Street New York, NY 10001	5.34%
	Merrill Lynch, Pierce, Fenner & Smith Inc. One Bryant Park New York, NY 10036	5.15%
	Velocity Clearing, LLC 1301 Route 36, Suite 109 Hazlet, NJ 07730	5.09%
WisdomTree Emerging Markets High Dividend Fund	Charles Schwab & Co., Inc. 211 Main St. San Francisco, CA 94105-1905	18.84%
	Morgan Stanley Smith Barney LLC 522 5th Avenue New York, NY 10036	15.85%
	National Financial Services LLC 499 Washington Blvd., 4th Floor Jersey City, NJ 07310	9.57%
	BNP Paribas USA 787 7th Avenue New York, NY 10019	7.20%
	Wells Fargo Clearing Services, LLC 1 North Jefferson Avenue St. Louis, MO 63103	5.88%
	Merrill Lynch, Pierce, Fenner & Smith Inc. One Bryant Park New York, NY 10036	5.35%
WisdomTree Emerging Markets SmallCap Dividend Fund	Charles Schwab & Co., Inc. 211 Main St. San Francisco, CA 94105-1905	41.29%
	National Financial Services LLC 499 Washington Blvd., 4th Floor Jersey City, NJ 07310	16.97%
WisdomTree Emerging Markets Quality Dividend Growth Fund	Charles Schwab & Co., Inc. 211 Main St. San Francisco, CA 94105-1905	29.90%
	LPL Financial, LLC 4707 Executive Drive San Diego, CA 92121	12.06%

107

Fund	Participant Name and Address	Percentage of Ownership
	Goldman Sachs & Co. LLC 200 West Street New York, NY 10001	11.41%
	National Bank Financial Inc./CDS 130 Adelaide Street, West Suite 1400 Toronto, Ontario Canada M5H 3P5	10.82%
	National Financial Services LLC 499 Washington Blvd., 4th Floor Jersey City, NJ 07310	10.33%
	Pershing LLC 760 Moore Road King of Prussia, PA 19406	9.62%
WisdomTree Emerging Markets Multifactor Fund	Charles Schwab & Co., Inc. 211 Main St. San Francisco, CA 94105-1905	57.05%
	LPL Financial, LLC 4707 Executive Drive San Diego, CA 92121	21.62%
	National Financial Services LLC 499 Washington Blvd., 4th Floor Jersey City, NJ 07310	9.48%
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund	Charles Schwab & Co., Inc. 211 Main St. San Francisco, CA 94105-1905	22.84%
	BNP Paribas USA 787 7th Avenue New York, NY 10019	18.03%
	National Financial Services LLC 499 Washington Blvd., 4th Floor Jersey City, NJ 07310	8.34%
	JPMorgan Chase Bank, National Association 1111 Polaris Parkway Columbus, OH 43240	6.80%
	Morgan Stanley Smith Barney LLC 522 5th Avenue New York, NY 10036	6.30%
	The Bank of New York Mellon 240 Greenwich Street, 13th Floor East New York, NY 10286	6.11%
WisdomTree India Earnings Fund	Charles Schwab & Co., Inc. 211 Main St. San Francisco, CA 94105-1905	13.38%
	The Bank of New York Mellon 240 Greenwich Street, 13th Floor East New York, NY 10286	13.09%
	National Financial Services LLC 499 Washington Blvd., 4th Floor Jersey City, NJ 07310	9.72%
	Citibank, N.A. 390 Greenwich Street, 3rd Floor New York, NY 10013	8.74%

108

Fund	Participant Name and Address	Percentage of Ownership
	Morgan Stanley Smith Barney LLC 522 5th Avenue New York, NY 10036	8.18%
	JPMorgan Chase Bank, National Association 1111 Polaris Parkway Columbus, OH 43240	7.68%
	Merrill Lynch, Pierce, Fenner & Smith Inc. One Bryant Park New York, NY 10036	5.48%
	Interactive Brokers LLC/Retail Two Pickwick Plaza Greenwich, CT 06830	5.40%
WisdomTree China ex-State-Owned Enterprises Fund	BNP Paribas USA 787 7th Avenue New York, NY 10019	44.98%
	Citibank, N.A. 390 Greenwich Street, 3rd Floor New York, NY 10013	30.62%
	Charles Schwab & Co., Inc. 211 Main St. San Francisco, CA 94105-1905	5.05%

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